UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	ENHANCED LARGE CAP FUND

21	INCOME EQUITY FUND

24	INTERNATIONAL EQUITY FUND

27	LARGE CAP EQUITY FUND

30	LARGE CAP GROWTH FUND

33	LARGE CAP VALUE FUND

35	SMALL CAP CORE FUND

61	SMALL CAP VALUE FUND

72	TECHNOLOGY FUND

74	NOTES TO THE FINANCIAL STATEMENTS

85	FUND EXPENSES

87	APPROVAL OF ADVISORY AGREEMENT

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP EQUITY FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments, at cost(1)	$10,879	$300,518	$185,976	$131,258	$71,174
Investments, at value(2)	$13,001	$349,270	$201,012	$162,432	$91,708
Foreign currencies, at value (cost $137, respectively)	–	–	137	–	–
Dividend income receivable	19	546	472	155	35
Interest income receivable	–	1,114	–	–	–
Receivable for foreign tax reclaimable	–	–	833	–	–
Receivable for securities sold	–	–	163	–	253
Receivable for variation margin on futures contracts	–	–	–	–	–
Receivable for fund shares sold	–	564	15	2,344	12
Receivable from investment adviser	2	14	10	7	6
Unrealized gain on foreign currency exchange contracts	–	–	1	–	–
Prepaid and other assets	3	5	6	3	4
Total Assets	13,025	351,513	202,649	164,941	92,018
LIABILITIES:
Payable for securities purchased	–	–	–	6,896	456
Payable for variation margin on futures contracts	–	–	–	–	–
Payable for fund shares redeemed	–	34	42	5	20
Payable to affiliates:
Investment advisory fees	1	49	30	19	11
Administration fees	–	9	5	4	2
Custody and accounting fees	8	2	6	6	1
Shareholder servicing fees	–	26	7	1	3
Transfer agent fees	–	6	4	2	2
Trustee fees	4	4	10	7	5
Accrued other liabilities	21	26	27	30	21
Total Liabilities	34	156	131	6,970	521
Net Assets	$12,991	$351,357	$202,518	$157,971	$91,497
ANALYSIS OF NET ASSETS:
Capital stock	$30,785	$312,102	$364,471	$165,484	$105,497
Accumulated undistributed net investment income (loss)	4	(3,804)	4,501	38	(25)
Accumulated undistributed net realized gain (loss)	(19,920)	(5,693)	(181,502)	(38,725)	(34,509)
Net unrealized appreciation	2,122	48,752	15,048	31,174	20,534
Net Assets	$12,991	$351,357	$202,518	$157,971	$91,497
Shares Outstanding ($.0001 par value, unlimited authorization)	1,249	26,463	26,366	9,888	3,622
Net Asset Value, Redemption and Offering Price Per Share	$10.40	$13.28	$7.68	$15.98	$25.26

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $44, $6,607, $1,173, $10,020, $3,942, $135, $5,659, $61,086 and $1,489, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $44, $6,607, $1,173, $10,020, $3,942, $135, $5,659, $61,086 and $1,489, respectively.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2012 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$90,883	$164,530	$1,597,079	$72,632
$109,561	$180,973	$1,830,874	$80,950
–	–	–	–
163	183	3,348	24
–	–	–	–
–	–	–	–
1,338	598	–	–
–	–	2	–
22	320	1,720	1
9	14	113	4
–	–	–	–
19	16	138	11
111,112	182,104	1,836,195	80,990

–	565	8,135	–
–	44	384	–
299	91	1,194	13

16	25	253	13
3	5	45	2
13	1	21	3
15	2	463	9
2	3	30	1
9	4	10	5
17	20	78	25
374	760	10,613	71
$110,738	$181,344	$1,825,582	$80,919

$207,852	$163,695	$1,491,849	$89,674
2,103	1,090	14,194	(536)
(117,895)	163	86,051	(16,537)
18,678	16,396	233,488	8,318
$110,738	$181,344	$1,825,582	$80,919
11,013	11,202	109,862	4,979
$10.05	$16.19	$16.62	$16.25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ENHANCED LARGE CAP FUND	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND		LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividend income	$170 (1)	$4,486	(1)(2)	$4,177	(1)(2)	$1,372	(1)(2)	$370 (1)
Interest income	–	687		–		–		–
Total Investment Income	170	5,173		4,177		1,372		370
EXPENSES:
Investment advisory fees	20	1,518		1,054		569		372
Administration fees	10	268		161		103		67
Custody fees	19	24		114		17		12
Accounting fees	13	28		21		17		14
Transfer agent fees	6	178		107		69		45
Blue sky fees	8	12		11		10		9
SEC fees	2	2		2		2		2
Printing fees	15	14		16		12		15
Audit fees	8	8		8		8		8
Legal fees	8	8		8		8		8
Shareholder servicing fees	–	99		13		4		14
Trustee fees	5	5		5		4		5
Other	6	6		6		6		6
Total Expenses	120	2,170		1,526		829		577
Less expenses reimbursed by investment adviser	(80)	(389)		(387)		(247)		(199)
Net Expenses	40	1,781		1,139		582		378
Net Investment Income (Loss)	130	3,392		3,038		790		(8)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	299	14,892		(5,417)		5,698		666
Written options	–	–		–		21		–
Futures contracts	(17)	–		–		–		–
Foreign currency transactions	–	–		(53)		–		–
Net change in unrealized appreciation (depreciation) on:
Investments	(3)	(8,527)		(7,368)		(67)		172
Written options	–	–		–		(3)		–
Futures contracts	(7)	–		–		–		–
Foreign currency exchange contracts	–	–		1		–		–
Translation of other assets and liabilities denominated in foreign currencies	–	–		(52)		–		–
Net Gains (Losses)	272	6,365		(12,889)		5,649		838
Net Increase (Decrease) in Net Assets Resulting from Operations	$402	$9,757		$(9,851)		$6,439		$830

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Net of $27, $507, $25, $31 and $3, respectively, in non-reclaimable foreign withholding taxes.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $3.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

LARGE CAP VALUE FUND		SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$1,603	(1)(2)	$1,345 (1)	$18,764 (3)	$275	(1)(2)
–		1	5	–
1,603		1,346	18,769	275

483		748	7,105	415
85		132	1,254	62
23		29	123	13
16		19	94	14
57		88	836	42
10		8	24	9
2		2	7	2
15		15	59	14
8		8	13	8
8		8	13	8
38		5	1,769	29
5		5	14	5
6		6	16	6
756		1,073	11,327	627
(274)		(415)	(3,001)	(108)
482		658	8,326	519
1,121		688	10,443	(244)

4,545		3,166	78,179	1,873
–		–	–	–
–		485	3,210	–
–		–	–	–

(4,226)		(941)	(89,801)	(6,839)
–		–	–	–
–		(345)	(3,027)	–
–		–	–	–
–		–	–	–
319		2,365	(11,439)	(4,966)
$1,440		$3,053	$(996)	$(5,210)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ENHANCED LARGE CAP FUND		INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income (loss)	$130	$201	$3,392	$6,739	$3,038	$4,663	$790	$1,259
Net realized gains (losses)	282	1,036	14,892	9,135	(5,470)	(3,801)	5,719	9,309
Net change in unrealized appreciation (depreciation)	(10)	(17)	(8,527)	(8,384)	(7,419)	(29,225)	(70)	(2,059)
Net Increase (Decrease) in Net Assets Resulting from Operations	402	1,220	9,757	7,490	(9,851)	(28,363)	6,439	8,509
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(804)	(1,849)	(42,152)	1,850	(36,592)	(49,055)	11,038	(22,309)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(804)	(1,849)	(42,152)	1,850	(36,592)	(49,055)	11,038	(22,309)
DISTRIBUTIONS PAID:
From net investment income	(127)	(200)	(3,205)	(7,992)	–	(4,171)	(792)	(1,212)
From net realized gains	–	–	–	–	–	–	–	–
Total Distributions Paid	(127)	(200)	(3,205)	(7,992)	–	(4,171)	(792)	(1,212)
Total Increase (Decrease) in Net Assets	(529)	(829)	(35,600)	1,348	(46,443)	(81,589)	16,685	(15,012)
NET ASSETS:
Beginning of period	13,520	14,349	386,957	385,609	248,961	330,550	141,286	156,298
End of period	$12,991	$13,520	$351,357	$386,957	$202,518	$248,961	$157,971	$141,286
Accumulated Undistributed Net Investment Income (Loss)	$4	$1	$(3,804)	$(3,991)	$4,501	$1,463	$38	$40

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2012

LARGE CAP GROWTH FUND		LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012

$(8)	$(98)	$1,121	$2,501	$688	$723	$10,443	$14,346	$(244)	$(664)
666	(2,209)	4,545	(4,642)	3,651	4,357	81,389	91,862	1,873	2,274
172	9,270	(4,226)	(7,612)	(1,286)	(3,649)	(92,828)	(48,096)	(6,839)	6,300
830	6,963	1,440	(9,753)	3,053	1,431	(996)	58,112	(5,210)	7,910

(3,403)	(2,399)	(17,511)	(52,661)	(17,969)	14,658	47,553	829	(16,071)	(561)
(3,403)	(2,399)	(17,511)	(52,661)	(17,969)	14,658	47,553	829	(16,071)	(561)

–	–	–	(2,000)	–	(431)	–	(10,300)	–	–
–	–	–	–	–	–	–	(2,585)	–	–
–	–	–	(2,000)	–	(431)	–	(12,885)	–	–
(2,573)	4,564	(16,071)	(64,414)	(14,916)	15,658	46,557	46,056	(21,281)	7,349

94,070	89,506	126,809	191,223	196,260	180,602	1,779,025	1,732,969	102,200	94,851
$91,497	$94,070	$110,738	$126,809	$181,344	$196,260	$1,825,582	$1,779,025	$80,919	$102,200
$(25)	$(17)	$2,103	$982	$1,090	$402	$14,194	$3,751	$(536)	$(292)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ENHANCED LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.17		$9.43		$8.38		$5.66	$9.41	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.15		0.12		0.12	0.16	0.18
Net realized and unrealized gains (losses)	0.23		0.74		1.06		2.72	(3.75)	(1.24)
Total from Investment Operations	0.33		0.89		1.18		2.84	(3.59)	(1.06)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.15)		(0.13)		(0.12)	(0.16)	(0.17)
From net realized gains	–		–		–		–	–	(0.61)
Total Distributions Paid	(0.10)		(0.15)		(0.13)		(0.12)	(0.16)	(0.78)
Net Asset Value, End of Period	$10.40		$10.17		$9.43		$8.38	$5.66	$9.41
Total Return(1)	3.27%		9.64%		14.21%		50.46%	(38.50)%	(10.04)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$12,991		$13,520		$14,349		$25,053	$27,061	$68,899
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.61	%(3)	0.60	%(3)	0.59	%(3)	0.60%	0.60%	0.60%
Expenses, before reimbursements and credits	1.84%		1.72%		1.26%		1.21%	0.94%	0.68%
Net investment income, net of reimbursements and credits	1.98	%(3)	1.64	%(3)	1.48	%(3)	1.61%	1.90%	1.47%
Net investment income, before reimbursements and credits	0.75%		0.52%		0.81%		1.00%	1.56%	1.39%
Portfolio Turnover Rate	28.30%		91.87%		100.72%		117.73%	100.07%	191.20%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012 and approximately $1,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$12.99		$13.01		$11.14		$7.73	$11.60	$13.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.22		0.26		0.26	0.25	0.32
Net realized and unrealized gains (losses)	0.30		0.02		1.86		3.37	(3.72)	(0.90)
Total from Investment Operations	0.40		0.24		2.12		3.63	(3.47)	(0.58)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.26)		(0.25)		(0.22)	(0.40)	(0.37)
From net realized gains	–		–		–		–	–	(0.71)
Total Distributions Paid	(0.11)		(0.26)		(0.25)		(0.22)	(0.40)	(1.08)
Net Asset Value, End of Period	$13.28		$12.99		$13.01		$11.14	$7.73	$11.60
Total Return(1)	3.16%		2.03%		19.54%		47.21%	(30.37)%	(4.86)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$351,357		$386,957		$385,609		$304,288	$214,703	$409,062
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	0.99	%(3)	0.99	%(3)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.22%		1.21%		1.23%		1.23%	1.28%	1.28%
Net investment income, net of reimbursements and credits	1.89	%(3)	1.81	%(3)	2.17	%(3)	2.71%	2.66%	2.45%
Net investment income, before reimbursements and credits	1.67%		1.59%		1.93%		2.48%	2.38%	2.17%
Portfolio Turnover Rate	7.40%		22.25%		18.67%		26.94%	20.93%	50.08%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and approximately $22,000 and $17,000, which represents 0.01 percent of average net assets for the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$7.95		$8.65		$7.92		$5.31	$10.70		$13.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.14		0.10		0.13	0.32		0.16
Net realized and unrealized gains (losses)	(0.39)		(0.71)		0.75		2.66	(4.87)		(0.04)
Total from Investment Operations	(0.27)		(0.57)		0.85		2.79	(4.55)		0.12
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.13)		(0.12)		(0.18)	(0.31)		(0.19)
From net realized gains	–		–		–		–	(0.53)		(2.84)
Total Distributions Paid	–		(0.13)		(0.12)		(0.18)	(0.84)		(3.03)
Net Asset Value, End of Period	$7.68		$7.95		$8.65		$7.92	$5.31		$10.70
Total Return(2)	(3.40)%		(6.39)%		10.86%		52.58%	(43.23)%		(0.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$202,518		$248,961		$330,550		$318,748	$238,907		$924,185
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.06	%(4)	1.21	%(4)	1.25	%(4)	1.25%	1.26	%(5)	1.25%
Expenses, before reimbursements and credits	1.42%		1.41%		1.40%		1.40%	1.40%		1.39%
Net investment income, net of reimbursements and credits	2.81	%(4)	1.61	%(4)	1.18	%(4)	1.69%	2.27%		1.09%
Net investment income, before reimbursements and credits	2.45%		1.41%		1.03%		1.54%	2.13%		0.95%
Portfolio Turnover Rate	13.69%		37.68%		40.87%		44.44%	75.96%		74.69%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $3,000 and $6,000 which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 1.25 percent, absent the effect of interest expense incurred by the Fund’s temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$15.34		$14.35		$12.63		$8.28	$13.17	$16.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.13		0.07		0.10	0.15	0.12
Net realized and unrealized gains (losses)	0.64		0.98		1.73		4.35	(4.89)	(1.10)
Total from Investment Operations	0.73		1.11		1.80		4.45	(4.74)	(0.98)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)		(0.12)		(0.08)		(0.10)	(0.15)	(0.12)
From net realized gains	–		–		–		–	–	(1.95)
Total Distributions Paid	(0.09)		(0.12)		(0.08)		(0.10)	(0.15)	(2.07)
Net Asset Value, End of Period	$15.98		$15.34		$14.35		$12.63	$8.28	$13.17
Total Return(1)	4.77%		7.86%		14.30%		53.90%	(36.17)%	(7.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$157,971		$141,286		$156,298		$162,570	$138,377	$328,003
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.85	%(3)	0.96	%(3)	1.00	%(3)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.21%		1.22%		1.25%		1.23%	1.20%	1.16%
Net investment income, net of reimbursements and credits	1.14	%(3)	0.91	%(3)	0.55	%(3)	0.89%	1.29%	0.70%
Net investment income, before reimbursements and credits	0.78%		0.65%		0.30%		0.66%	1.09%	0.54%
Portfolio Turnover Rate	22.07%		63.65%		47.83%		67.21%	92.02%	72.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $1,000 and $2,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH, 31 2012		YEAR ENDED MARCH, 31 2011		YEAR ENDED MARCH, 31 2010	YEAR ENDED MARCH, 31 2009	YEAR ENDED MARCH, 31 2008
Net Asset Value, Beginning of Period	$25.00		$23.18		$19.16		$13.41	$21.48	$20.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	–	(1)	(0.03)		–	(2)	0.05	0.08	0.08
Net realized and unrealized gains (losses)	0.26		1.85		4.04		5.77	(8.06)	0.58
Total from Investment Operations	0.26		1.82		4.04		5.82	(7.98)	0.66
LESS DISTRIBUTIONS PAID:
From net investment income	–		–		(0.02)		(0.07)	(0.09)	(0.09)
Total Distributions Paid	–		–		(0.02)		(0.07)	(0.09)	(0.09)
Net Asset Value, End of Period	$25.26		$25.00		$23.18		$19.16	$13.41	$21.48
Total Return(3)	1.04%		7.85%		21.08%		43.39%	(37.19)%	3.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$91,497		$94,070		$89,506		$82,726	$70,539	$148,731
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.84	%(5)	0.96	%(5)	0.99	%(5)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.29%		1.30%		1.33%		1.34%	1.30%	1.25%
Net investment income (loss), net of reimbursements and credits	(0.02	)%(5)	(0.11	)%(5)	0.02	%(5)	0.29%	0.39%	0.30%
Net investment income (loss), before reimbursements and credits	(0.47)%		(0.45)%		(0.32)%		(0.05)%	0.09%	0.05%
Portfolio Turnover Rate	16.38%		36.04%		147.29%		154.48%	246.80%	157.49%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Amount was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, and $2,000, which represents 0.01 and less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $5,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH, 31 2012		YEAR ENDED MARCH, 31 2011		YEAR ENDED MARCH, 31 2010	YEAR ENDED MARCH, 31 2009	YEAR ENDED MARCH, 31 2008
Net Asset Value, Beginning of Period	$9.88		$10.20		$9.37		$6.21	$10.23	$13.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11		0.19		0.15		0.18	0.30	0.31
Net realized and unrealized gains (losses)	0.06		(0.37)		0.86		3.16	(4.07)	(1.93)
Total from Investment Operations	0.17		(0.18)		1.01		3.34	(3.77)	(1.62)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.14)		(0.18)		(0.18)	(0.25)	(0.40)
From net realized gains	–		–		–		–	–	(1.45)
Total Distributions Paid	–		(0.14)		(0.18)		(0.18)	(0.25)	(1.85)
Net Asset Value, End of Period	$10.05		$9.88		$10.20		$9.37	$6.21	$10.23
Total Return(1)	1.82%		(1.50)%		10.86%		53.94%	(37.16)%	(13.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$110,738		$126,809		$191,223		$227,104	$219,912	$573,885
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.85	%(3)	1.05	%(3)	1.10	%(3)	1.10%	1.10%	1.10%
Expenses, before reimbursements and credits	1.33%		1.27%		1.23%		1.21%	1.21%	1.17%
Net investment income, net of reimbursements and credits	1.96	%(3)	1.66	%(3)	1.36	%(3)	1.76%	2.95%	2.09%
Net investment income, before reimbursements and credits	1.48%		1.44%		1.23%		1.65%	2.84%	2.02%
Portfolio Turnover Rate	13.99%		49.82%		65.38%		30.54%	61.00%	68.10%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $11,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH, 31 2012		YEAR ENDED MARCH, 31 2011		YEAR ENDED MARCH, 31 2010		YEAR ENDED MARCH, 31 2009	YEAR ENDED MARCH, 31 2008
Net Asset Value, Beginning of Period	$15.87		$15.80		$12.38		$7.81		$12.56	$13.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.06		0.06		0.01		(0.08)		(0.07)	(0.09)
Net realized and unrealized gains (losses)	0.26		0.05		3.41		4.65		(4.68)	(1.12)
Total from Investment Operations	0.32		0.11		3.42		4.57		(4.75)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.04)		–		–		–	–
Total Distributions Paid	–		(0.04)		–		–		–	–
Net Asset Value, End of Period	$16.19		$15.87		$15.80		$12.38		$7.81	$12.56
Total Return(1)	2.02%		0.71%		27.73%		58.39%		(37.77)%	(8.86)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$181,344		$196,260		$180,602		$39,001		$29,206	$47,299
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.75	%(3)	0.93	%(3)	0.98	%(3)	1.22	%(4)	1.25%	1.25%
Expenses, before reimbursements and credits	1.22%		1.20%		1.39%		1.86%		1.71%	1.57%
Net investment income (loss), net of reimbursements and credits	0.78	%(3)	0.41	%(3)	0.22	%(3)	(0.71)%		(0.67)%	(0.67)%
Net investment income (loss), before reimbursements and credits	0.31%		0.14%		(0.19)%		(1.35)%		(1.13)%	(0.99)%
Portfolio Turnover Rate	3.44%		12.33%		13.90%		224.05%		299.24%	244.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000 and $6,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $12,000, which represents 0.02 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	Effective February 17, 2010, the Fund changed its name from the Small Cap Growth Fund to the Small Cap Core Fund and changed its investment strategy from an active small cap growth investment style to a quantitative small cap core investment style. These changes resulted in a reduction to the Fund’s expense limitations, effective February 17, 2010, from 1.25 percent to 1.00 percent.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH, 31 2012		YEAR ENDED MARCH, 31 2011		YEAR ENDED MARCH, 31 2010	YEAR ENDED MARCH, 31 2009	YEAR ENDED MARCH, 31 2008
Net Asset Value, Beginning of Period	$16.57		$16.20		$13.33		$8.49	$13.30	$16.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.14		0.10		0.09	0.12	0.13
Net realized and unrealized gains (losses)	(0.04)		0.35		2.87		4.85	(4.81)	(2.20)
Total from Investment Operations	0.05		0.49		2.97		4.94	(4.69)	(2.07)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.10)		(0.10)	(0.12)	(0.14)
From net realized gains	–		(0.02)		–		–	–	(1.11)
Total Distributions Paid	–		(0.12)		(0.10)		(0.10)	(0.12)	(1.25)
Net Asset Value, End of Period	$16.62		$16.57		$16.20		$13.33	$8.49	$13.30
Total Return(1)	0.30%		3.16%		22.37%		58.27%	(35.51)%	(12.63)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,825,582		$1,779,025		$1,732,969		$1,464,482	$905,665	$961,828
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.00	%(3)	1.00	%(3)	0.99	%(3)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.35%		1.37%		1.36%		1.38%	1.38%	1.32%
Net investment income, net of reimbursements and credits	1.24	%(3)	0.89	%(3)	0.70	%(3)	0.82%	1.20%	0.85%
Net investment income, before reimbursements and credits	0.89%		0.52%		0.33%		0.44%	0.82%	0.53%
Portfolio Turnover Rate	16.04%		20.67%		17.94%		33.26%	36.95%	47.25%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $37,000 and $44,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $111,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH, 31 2012		YEAR ENDED MARCH, 31 2011		YEAR ENDED MARCH, 31 2010	YEAR ENDED MARCH, 31 2009	YEAR ENDED MARCH, 31 2008
Net Asset Value, Beginning of Period	$17.11		$15.62		$12.14		$8.48	$11.98	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.06)		(0.11)		(0.07)		(0.06)	(0.04)	(0.09)
Net realized and unrealized gains (losses)	(0.80)		1.60		3.55		3.72	(3.46)	(0.31)
Total from Investment Operations	(0.86)		1.49		3.48		3.66	(3.50)	(0.40)
Net Asset Value, End of Period	$16.25		$17.11		$15.62		$12.14	$8.48	$11.98
Total Return(1)	(5.03)%		9.54%		28.67%		43.16%	(29.22)%	(3.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$80,919		$102,200		$94,851		$81,054	$62,720	$110,286
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	1.25	%(3)	1.25	%(3)	1.25	%(3)	1.25%	1.25%	1.25%
Expenses, before reimbursements and credits	1.51%		1.47%		1.48%		1.49%	1.49%	1.41%
Net investment loss, net of reimbursements and credits	(0.59	)%(3)	(0.76	)%(3)	(0.53	)%(3)	(0.56)%	(0.34)%	(0.60)%
Net investment loss, before reimbursements and credits	(0.85)%		(0.98)%		(0.76)%		(0.80)%	(0.58)%	(0.76)%
Portfolio Turnover Rate	12.96%		57.57%		114.90%		47.81%	140.14%	133.45%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, and $3,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4%

Advertising – 1.4%

Interpublic Group of (The) Cos., Inc.	5,709	$64

Omnicom Group, Inc.	2,178	112
		176

Aerospace/Defense – 3.2%

General Dynamics Corp.	978	65

Lockheed Martin Corp.	1,345	126

Northrop Grumman Corp.	1,689	112

Raytheon Co.	2,036	116
		419

Agriculture – 2.8%

Altria Group, Inc.	4,675	156

Archer-Daniels-Midland Co.	3,723	101

Philip Morris International, Inc.	1,139	103
		360

Banks – 8.4%

Bank of New York Mellon (The) Corp.	2,263	51

Capital One Financial Corp.	2,280	130

Citigroup, Inc.	4,621	151

Fifth Third Bancorp.	184	3

Goldman Sachs Group (The), Inc.	1,426	162

JPMorgan Chase & Co.	5,558	225

PNC Financial Services Group, Inc.	927	59

Regions Financial Corp.	15,219	110

SunTrust Banks, Inc.	4,043	114

Wells Fargo & Co.	2,454	85
		1,090

Beverages – 2.0%

Coca-Cola (The) Co.	2,040	77

Constellation Brands, Inc., Class A *	2,432	79

PepsiCo, Inc.	1,507	107
		263

Biotechnology – 1.3%

Amgen, Inc.	2,004	169

Chemicals – 3.0%

CF Industries Holdings, Inc.	556	123

Dow Chemical (The) Co.	886	26

Eastman Chemical Co.	2,003	114

PPG Industries, Inc.	1,051	121
		384

Commercial Services – 1.6%

Apollo Group, Inc., Class A *	2,790	81

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Commercial Services – 1.6% – continued

H&R Block, Inc.	98	$2

Total System Services, Inc.	1,570	37

Western Union (The) Co.	5,025	91
		211

Computers – 9.2%

Accenture PLC, Class A	2,156	151

Apple, Inc.	892	595

Dell, Inc.	8,841	87

International Business Machines Corp.	1,597	332

Western Digital Corp.	877	34
		1,199

Cosmetics/Personal Care – 0.7%

Procter & Gamble (The) Co.	1,231	85

Distribution/Wholesale – 0.7%

Genuine Parts Co.	1,550	95

Diversified Financial Services – 0.1%

SLM Corp.	782	12

Electric – 3.5%

AES (The) Corp. *	2,916	32

Ameren Corp.	3,042	99

American Electric Power Co., Inc.	726	32

DTE Energy Co.	1,644	99

Entergy Corp.	1,332	92

FirstEnergy Corp.	1,265	56

Public Service Enterprise Group, Inc.	1,455	47
		457

Electrical Components & Equipment – 0.9%

Emerson Electric Co.	2,495	120

Electronics – 0.3%

Agilent Technologies, Inc.	858	33

Food – 1.9%

Campbell Soup Co.	2,904	101

ConAgra Foods, Inc.	2,949	81

Kroger (The) Co.	2,826	67
		249

Healthcare – Products – 1.8%

Baxter International, Inc.	1,167	70

Medtronic, Inc.	3,396	147

Stryker Corp.	287	16
		233

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Healthcare – Services – 1.2%

Aetna, Inc.	2,319	$92

UnitedHealth Group, Inc.	1,049	58
		150

Household Products/Wares – 1.0%

Kimberly-Clark Corp.	1,493	128

Insurance – 3.9%

Allstate (The) Corp.	1,373	54

American International Group, Inc. *	653	21

Assurant, Inc.	2,645	99

Berkshire Hathaway, Inc., Class B *	621	55

Hartford Financial Services Group, Inc.	5,755	112

Lincoln National Corp.	4,551	110

MetLife, Inc.	1,722	59
		510

Internet – 1.6%

Expedia, Inc.	41	3

Google, Inc., Class A *	232	175

Priceline.com, Inc. *	41	25

TripAdvisor, Inc. *	219	7
		210

Iron/Steel – 0.6%

Nucor Corp.	2,053	79

Lodging – 0.8%

Marriott International, Inc., Class A	2,585	101

Machinery – Diversified – 0.0%

Cummins, Inc.	47	4

Media – 2.5%

Gannett Co., Inc.	6,829	121

McGraw-Hill (The) Cos., Inc.	2,320	127

Viacom, Inc., Class B	1,317	70
		318

Miscellaneous Manufacturing – 4.9%

3M Co.	1,706	158

Dover Corp.	1,732	103

General Electric Co.	5,743	130

Illinois Tool Works, Inc.	2,136	127

Parker Hannifin Corp.	1,344	112
		630

Office/Business Equipment – 0.3%

Pitney Bowes, Inc.	2,624	36

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Oil & Gas – 10.7%

Chevron Corp.	2,808	$327

ConocoPhillips	2,888	165

Exxon Mobil Corp.	5,674	519

Helmerich & Payne, Inc.	1,294	62

Marathon Oil Corp.	2,449	72

Phillips 66	654	30

Tesoro Corp.	1,908	80

Valero Energy Corp.	4,434	141
		1,396

Oil & Gas Services – 1.1%

National Oilwell Varco, Inc.	1,748	140

Pharmaceuticals – 7.0%

Abbott Laboratories	1,529	105

Bristol-Myers Squibb Co.	4,272	144

Eli Lilly & Co.	3,183	151

Forest Laboratories, Inc. *	62	2

Johnson & Johnson	1,308	90

McKesson Corp.	1,244	107

Merck & Co., Inc.	2,843	128

Pfizer, Inc.	7,436	185
		912

Real Estate Investment Trusts – 2.1%

HCP, Inc.	1,351	60

Health Care REIT, Inc.	1,771	102

Host Hotels & Resorts, Inc.	6,528	105

Ventas, Inc.	28	2
		269

Retail – 7.0%

Bed Bath & Beyond, Inc. *	1,058	67

Best Buy Co., Inc.	1,304	22

Big Lots, Inc. *	934	28

CVS Caremark Corp.	3,246	157

Gap (The), Inc.	3,679	132

Home Depot (The), Inc.	2,824	170

Macy’s, Inc.	2,983	112

McDonald’s Corp.	553	51

Wal-Mart Stores, Inc.	2,369	175
		914

Semiconductors – 2.2%

Intel Corp.	8,271	187

KLA-Tencor Corp.	2,090	100

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Semiconductors – 2.2% – continued

QUALCOMM, Inc.	59	$4
		291

Software – 4.1%

CA, Inc.	3,717	96

Microsoft Corp.	10,316	307

Oracle Corp.	4,119	130
		533

Telecommunications – 4.9%

AT&T, Inc.	8,310	313

CenturyLink, Inc.	2,170	88

Cisco Systems, Inc.	10,317	197

Verizon Communications, Inc.	851	39
		637

Transportation – 0.7%

FedEx Corp.	620	53

Norfolk Southern Corp.	180	11

United Parcel Service, Inc., Class B	419	30
		94
Total Common Stocks
(Cost $10,785)		12,907

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	43,703	44
Total Investment Companies
(Cost $44)		44

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT–TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.14%, 11/1/12 (3)	$50	$50
Total Short-Term Investments
(Cost $50)		50

Total Investments – 100.1%
(Cost $10,879)		13,001

Liabilities less Other Assets – (0.1)%		(10)
NET ASSETS – 100.0%		$12,991

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $377,000 with net sales of approximately $333,000 during the six months ended September 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Enhanced Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS(LOSSES) (000s)
E-mini S&P 500	1	$72	Long	12/12	$ –*

*	Amount rounds to less than one thousand.

At September 30, 2012, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.8%
Consumer Staples	11.0
Energy	11.9
Financials	14.6
Health Care	11.6
Industrials	10.1
Information Technology	19.5
Materials	3.6
Telecommunication Services	3.4
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Enhanced Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$12,907	(1)	$–	$–	$12,907
Investment Companies	44		–	–	44
Short-Term Investments	–		50	–	50
Total Investments	$12,951		$50	$–	$13,001

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$–	*	$–	$–	$–

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 59.0%

Banks – 2.5%

Banco Santander S.A. ADR	252,218	$1,882

JPMorgan Chase & Co.	84,300	3,412

Morgan Stanley	217,500	3,641
		8,935

Beverages – 1.0%

Coca-Cola (The) Co.	93,300	3,539

Chemicals – 1.3%

Dow Chemical (The) Co.	156,540	4,533

Computers – 1.4%

Accenture PLC, Class A	68,400	4,790

Cosmetics/Personal Care – 2.1%

Avon Products, Inc.	225,215	3,592

Procter & Gamble (The) Co.	56,120	3,893
		7,485

Electric – 2.0%

Exelon Corp.	45,000	1,601

Great Plains Energy, Inc.	238,629	5,312
		6,913

Electrical Components & Equipment – 1.0%

Emerson Electric Co.	74,250	3,584

Food – 2.9%

Kellogg Co.	88,740	4,584

Kraft Foods, Inc., Class A	139,840	5,783
		10,367

Household Products/Wares – 1.3%

Kimberly-Clark Corp.	51,936	4,455

Insurance – 2.6%

Chubb (The) Corp.	60,840	4,641

Travelers (The) Cos., Inc.	67,740	4,624
		9,265

Media – 3.6%

Comcast Corp., Class A	174,880	6,255

Walt Disney (The) Co.	122,890	6,425
		12,680

Miscellaneous Manufacturing – 4.4%

3M Co.	60,060	5,551

Eaton Corp.	112,100	5,298

General Electric Co.	198,400	4,505
		15,354

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 59.0% – continued

Office/Business Equipment – 1.3%

Xerox Corp.	608,620	$4,467

Oil & Gas – 9.2%

Cenovus Energy, Inc.	110,000	3,834

Chevron Corp.	33,270	3,878

ConocoPhillips	66,220	3,786

Devon Energy Corp.	76,610	4,635

Encana Corp.	196,450	4,306

Marathon Oil Corp.	120,020	3,549

Marathon Petroleum Corp.	62,000	3,385

Occidental Petroleum Corp.	58,240	5,012
		32,385

Pharmaceuticals – 9.2%

Abbott Laboratories	72,130	4,945

Bristol-Myers Squibb Co.	133,020	4,489

GlaxoSmithKline PLC ADR	115,160	5,325

Johnson & Johnson	82,250	5,668

Merck & Co., Inc.	137,286	6,192

Pfizer, Inc.	235,460	5,851
		32,470

Real Estate Investment Trusts – 3.1%

Healthcare Realty Trust, Inc.	187,550	4,323

Rayonier, Inc.	131,370	6,439
		10,762

Retail – 1.7%

Target Corp.	94,850	6,020

Savings & Loans – 1.8%

New York Community Bancorp, Inc.	435,510	6,167

Software – 1.3%

Activision Blizzard, Inc.	413,450	4,664

Telecommunications – 3.7%

Cisco Systems, Inc.	257,500	4,915

Verizon Communications, Inc.	112,605	5,131

Vodafone Group PLC ADR	100,000	2,850
		12,896

Toys, Games & Hobbies – 1.6%

Mattel, Inc.	159,680	5,665
Total Common Stocks
(Cost $167,455)		207,396

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 6.9%

Auto Manufacturers – 0.7%

General Motors Co., 4.75%	70,000	$2,609

Banks – 1.2%

Bank of America Corp., 7.25%	3,775	4,115

Computers – 1.1%

Unisys Corp., 6.25%	61,600	3,827

Insurance – 1.1%

Hartford Financial Services Group, Inc., 7.25%	199,097	3,803

Oil & Gas – 1.9%

Apache Corp., 6.00%	68,000	3,308

Chesapeake Energy Corp. 5.75% (1)(2)	3,850	3,557

		6,865

Pharmaceuticals – 0.9%

Omnicare Capital Trust II, 4.00%	66,900	3,113
Total Convertible Preferred Stocks
(Cost $26,127)		24,332

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 31.6%

Aerospace/Defense – 0.9%

Alliant Techsystems, Inc., 3.00%, 8/15/24	$3,000	$3,094

Coal – 1.1%

Peabody Energy Corp., 4.75%, 12/15/41	4,450	3,755

Commercial Services – 0.8%

United Rentals, Inc., 4.00%, 11/15/15	907	2,733

Computers – 3.6%

CACI International, Inc., 2.13%, 5/1/14	6,000	6,727

SanDisk Corp., 1.50%, 8/15/17	5,300	6,029

		12,756

Diversified Financial Services – 0.6%

Jefferies Group, Inc., 3.88%, 11/1/29	2,172	2,102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 31.6% – continued

Electrical Components & Equipment – 2.0%

EnerSys, Inc., 3.38%, 6/1/38	$3,350	$3,840

General Cable Corp., 4.50%, 11/15/29	3,000	3,199

		7,039

Electronics – 1.5%

TTM Technologies, Inc., 3.25%, 5/15/15	5,409	5,456

Food – 1.8%

Tyson Foods, Inc., 3.25%, 10/15/13	5,750	6,382

Healthcare – Products – 1.1%

Hologic, Inc., 2.00%, 3/1/42	3,790	3,724

Healthcare – Services – 1.5%

LifePoint Hospitals, Inc., 3.50%, 5/15/14	5,000	5,419

Home Builders – 1.9%

D.R. Horton, Inc., 2.00%, 5/15/14	4,125	6,775

Internet – 1.1%

Symantec Corp., 1.00%, 6/15/13	3,700	4,028

Investment Companies – 2.5%

Fifth Street Finance Corp., 5.38%, 4/1/16	8,582	8,636

Iron/Steel – 0.9%

ArcelorMittal, 5.00%, 5/15/14	2,965	3,017

Mining – 3.4%

Kaiser Aluminum Corp., 4.50%, 4/1/15	3,447	4,671

Newmont Mining Corp., 1.63%, 7/15/17	5,000	7,250

		11,921

Retail – 2.3%

Regis Corp., 5.00%, 7/15/14	6,060	7,976

Semiconductors – 3.4%

Intel Corp., 2.95%, 12/15/35	6,000	6,555

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 31.6% – continued

Semiconductors – 3.4% – continued

Lam Research Corp., 1.25%, 5/15/18	$5,650	$5,459

		12,014

Telecommunications – 1.2%

Comtech Telecommunications Corp., 3.00%, 5/1/29	3,875	4,108
Total Convertible Bonds
(Cost $100,329)		110,935

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	6,607,143	$6,607
Total Investment Companies
(Cost $6,607)		6,607

Total Investments – 99.4%
(Cost $300,518)		349,270

Other Assets less Liabilities – 0.6%		2,087
NET ASSETS – 100.0%		$351,357

(1)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of this restricted illiquid security amounts to approximately $3,557,000 or 1.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Chesapeake Energy Corp. 5.75%	1/18/12 - 1/27/12	$3,850

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $537,000 with net purchases of approximately $6,070,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	9.4
Energy	12.5
Financials	15.7
Health Care	13.1
Industrials	9.3
Information Technology	17.8
Materials	5.7
Telecommunication Services	2.3
Utilities	2.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Income Equity Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$207,396	(1)	$–		$–	$207,396
Convertible Preferred Stocks
Oil & Gas	3,308		3,557		–	6,865
All Other Industries	17,467	(1)	–		–	17,467
Convertible Bonds	–		110,935	(1)	–	110,935
Investment Companies	6,607		–		–	6,607
Total Investments	$234,778		$114,492		$–	$349,270

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7%

Australia – 2.7%

BHP Billiton Ltd.	63,182	$2,164

Woodside Petroleum Ltd.	57,384	1,961

WorleyParsons Ltd.	47,727	1,392
		5,517

Belgium – 2.5%

Anheuser-Busch InBev N.V.	59,004	5,047

Brazil – 2.8%

Petroleo Brasileiro S.A. ADR	107,996	2,478

Vale S.A. ADR	175,767	3,146
		5,624

China – 1.4%

Bank of China Ltd., Class H	7,706,845	2,921

Denmark – 1.1%

Novo Nordisk A/S, Class B	13,811	2,180

France – 9.1%

ArcelorMittal	207,854	2,997

BNP Paribas S.A.	56,301	2,691

Bouygues S.A.	120,582	2,953

Danone S.A.	48,457	2,988

Societe Generale S.A. *	78,326	2,234

Total S.A.	42,540	2,116

Wendel S.A.	27,973	2,366
		18,345

Germany – 13.2%

Adidas A.G.	29,643	2,434

Allianz S.E. (Registered)	25,070	2,985

Bayer A.G. (Registered)	29,232	2,515

Deutsche Bank A.G. (Registered)	68,269	2,702

E.ON A.G.	28,947	688

GEA Group A.G.	94,012	2,849

Infineon Technologies A.G.	439,963	2,792

SAP A.G.	78,413	5,560

Siemens A.G. (Registered)	42,834	4,278
		26,803

Hong Kong – 0.7%

AIA Group Ltd.	399,450	1,483

Ireland – 1.7%

WPP PLC	249,203	3,393

Japan – 9.0%

Kawasaki Heavy Industries Ltd.	688,500	1,366

Kubota Corp.	233,200	2,359

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued

Japan – 9.0% – continued

Mitsubishi UFJ Financial Group, Inc.	913,948	$4,258

Mitsui & Co. Ltd.	183,300	2,577

NTT DOCOMO, Inc.	1,630	2,644

Shimano, Inc.	26,748	1,948

Tokio Marine Holdings, Inc.	122,900	3,137
		18,289

Netherlands – 4.5%

ASML Holding N.V.	40,450	2,168

European Aeronautic Defence and Space Co. N.V.	95,489	3,036

Royal Dutch Shell PLC, Class B	107,134	3,811
		9,015

Norway – 0.7%

TGS Nopec Geophysical Co. ASA	46,398	1,519

Portugal – 1.3%

Jeronimo Martins SGPS S.A.	152,475	2,547

Singapore – 1.5%

DBS Group Holdings Ltd.	266,181	3,109

South Korea – 4.6%

Hyundai Motor Co.	21,657	4,883

Samsung Electronics Co. Ltd.	2,100	2,528

SK Telecom Co. Ltd. ADR	136,206	1,981
		9,392

Spain – 1.3%

Banco Santander S.A. *	340,921	2,554

Sweden – 3.6%

Autoliv, Inc.	35,513	2,201

Husqvarna AB, Class B	519,370	2,656

Telefonaktiebolaget LM Ericsson, Class B	262,891	2,398
		7,255

Switzerland – 9.5%

ABB Ltd. (Registered)	56,161	1,056

Credit Suisse Group A.G. (Registered)	99,475	2,116

Givaudan S.A. (Registered)	2,146	2,039

Novartis A.G. (Registered)	74,721	4,574

Roche Holding A.G. (Genusschein)	23,513	4,393

Syngenta A.G. (Registered)	5,986	2,237

Xstrata PLC	185,552	2,879
		19,294

United Kingdom – 17.5%

Barclays PLC	1,725,220	6,005

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued

United Kingdom – 17.5% – continued

BP PLC	553,521	$3,907

Compass Group PLC	181,281	2,005

GlaxoSmithKline PLC	157,726	3,638

Man Group PLC	1,811,274	2,419

Prudential PLC	277,981	3,607

Rolls-Royce Holdings PLC	115,169	1,572

Standard Chartered PLC	164,402	3,724

Vodafone Group PLC	1,798,964	5,120

Weir Group (The) PLC	122,224	3,501
		35,498

United States – 6.0%

Halliburton Co.	106,618	3,592

Mead Johnson Nutrition Co.	37,040	2,714

Schlumberger Ltd.	45,116	3,263

Virgin Media, Inc.	85,047	2,504
		12,073
Total Common Stocks (1)
(Cost $175,457)		191,858

PREFERRED STOCKS – 4.0%

Brazil – 1.8%

Itau Unibanco Holding S.A. ADR	237,322	3,626

Germany – 2.2%

Volkswagen A.G.	23,841	4,355
Total Preferred Stocks (1)
(Cost $9,346)		7,981

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (2)(3)	1,172,598	1,173
Total Investment Companies
(Cost $1,173)		1,173
Total Investments – 99.3%
(Cost $185,976)		201,012

Other Assets less Liabilities – 0.7%		1,506
NET ASSETS – 100.0%		$202,518

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,881,000 with net sales of approximately $2,708,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets

At September 30, 2012, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	6.7
Energy	12.0
Financials	26.0
Health Care	8.7
Industrials	12.8
Information Technology	7.7
Materials	7.7
Telecommunication Services	4.9
Utilities	0.3

Total	100.0%

At September 30, 2012, the International Equity Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.5%
British Pound	22.8
United States Dollar	12.8
Japanese Yen	9.1
Swiss Franc	8.2
All other currencies less than 5%	14.6

Total	100.0%

At September 30, 2012, the International Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Japanese Yen	10,075	United States Dollar	130	10/2/12	$1

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$4,705	$17,319	$–	$22,024
Consumer Staples	2,714	10,582	–	13,296
Energy	9,333	14,706	–	24,039
Financials	–	48,312	–	48,312
Health Care	–	17,300	–	17,300
Industrials	–	25,545	–	25,545
Information Technology	–	15,447	–	15,447
Materials	3,146	12,317	–	15,463
Telecommunication Services	1,980	7,764	–	9,744
Utilities	–	688	–	688
Preferred Stocks
Consumer Discretionary	–	4,355	–	4,355
Financials	3,626	–	–	3,626
Investment Companies	1,173	–	–	1,173
Total Investments	$26,677	$174,335	$–	$201,012

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency Exchange Contracts	$–	$1	$–	$1

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9%

Agriculture – 2.5%

Philip Morris International, Inc.	44,443	$3,997

Apparel – 2.4%

Coach, Inc.	26,713	1,497

VF Corp.	13,988	2,229

		3,726

Auto Parts & Equipment – 0.5%

Johnson Controls, Inc.	29,060	796

Banks – 10.5%

Capital One Financial Corp.	45,220	2,578

Citigroup, Inc.	60,841	1,991

JPMorgan Chase & Co.	116,997	4,736

U.S. Bancorp	96,920	3,324

Wells Fargo & Co.	112,224	3,875

		16,504

Beverages – 1.6%

Anheuser-Busch InBev N.V. ADR	30,254	2,599

Biotechnology – 1.1%

Celgene Corp. *	22,331	1,706

Chemicals – 1.3%

Monsanto Co.	22,674	2,064

Commercial Services – 0.4%

Global Payments, Inc.	16,613	695

Computers – 9.6%

Apple, Inc.	13,955	9,312

EMC Corp. *	104,247	2,843

International Business Machines Corp.	7,556	1,567

Teradata Corp.*	18,403	1,388

		15,110

Cosmetics/Personal Care – 1.5%

Procter & Gamble (The) Co.	33,527	2,325

Diversified Financial Services – 1.8%

Discover Financial Services	26,653	1,059

IntercontinentalExchange, Inc. *	13,774	1,838

		2,897

Electric – 2.7%

Dominion Resources, Inc.	37,653	1,993

Southern (The) Co.	50,222	2,315

		4,308

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Electronics – 1.2%

Honeywell International, Inc.	32,009	$1,913

Healthcare – Products – 2.0%

Covidien PLC	20,266	1,204

St. Jude Medical, Inc.	47,998	2,022

		3,226

Healthcare – Services – 2.3%

Aetna, Inc.	57,713	2,286

Humana, Inc.	18,035	1,265

		3,551

Insurance – 1.9%

CNO Financial Group, Inc.	129,911	1,254

MetLife, Inc.	43,946	1,514

MGIC Investment Corp. *	134,947	207

		2,975

Internet – 1.8%

F5 Networks, Inc. *	8,373	877

Google, Inc., Class A *	2,532	1,910

		2,787

Media – 2.6%

Comcast Corp., Class A	55,438	1,983

Walt Disney (The) Co.	41,323	2,160

		4,143

Metal Fabrication/Hardware – 1.4%

Precision Castparts Corp.	13,453	2,197

Mining – 0.5%

BHP Billiton Ltd. ADR	12,493	857

Miscellaneous Manufacturing – 4.6%

Dover Corp.	41,199	2,451

General Electric Co.	210,422	4,779

		7,230

Oil & Gas – 9.7%

Apache Corp.	11,674	1,010

BP PLC ADR	34,784	1,473

Chevron Corp.	35,600	4,150

Exxon Mobil Corp.	59,117	5,406

Noble Energy, Inc.	19,052	1,766

Suncor Energy, Inc.	45,005	1,478

		15,283

Oil & Gas Services – 2.9%

National Oilwell Varco, Inc.	24,572	1,969

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Oil & Gas Services – 2.9% – continued

Schlumberger Ltd.	36,335	$2,628

		4,597

Pharmaceuticals – 7.1%

BioMarin Pharmaceutical, Inc. *	17,933	722

Express Scripts Holding Co. *	43,592	2,732

Mead Johnson Nutrition Co.	13,533	992

Merck & Co., Inc.	60,274	2,718

Pfizer, Inc.	159,725	3,969

		11,133

Pipelines – 0.8%

Spectra Energy Corp.	45,004	1,321

Retail – 9.6%

CVS Caremark Corp.	64,088	3,103

Darden Restaurants, Inc.	27,733	1,546

Dick’s Sporting Goods, Inc.	29,822	1,546

McDonald’s Corp.	32,451	2,978

Starbucks Corp.	39,038	1,981

Target Corp.	32,152	2,041

TJX Cos., Inc.	45,663	2,045

		15,240

Semiconductors – 2.9%

Intel Corp.	89,043	2,020

QUALCOMM, Inc.	41,422	2,588

		4,608

Software – 3.3%

Check Point Software Technologies Ltd. *	34,853	1,678

Oracle Corp.	109,925	3,462

		5,140

Telecommunications – 4.4%

AT&T, Inc.	47,313	1,784

CenturyLink, Inc.	55,269	2,233

Cisco Systems, Inc.	153,854	2,937

		6,954

Transportation – 1.0%

Kansas City Southern	20,895	1,583
Total Common Stocks
(Cost $120,277)		151,465

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	10,019,479	$10,020

SPDR S&P 500 ETF Trust	6,580	947
Total Investment Companies
(Cost $10,981)		10,967
Total Investments – 102.8%
(Cost $131,258)		162,432

Liabilities less Other Assets – (2.8)%		(4,461)
NET ASSETS – 100.0%		$157,971

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,177,000 with net purchases of approximately $8,843,000 during the six months ended September 30, 2012.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	8.6
Energy	13.9
Financials	15.3
Health Care	12.2
Industrials	8.5
Information Technology	20.5
Materials	1.9
Telecommunication Services	2.6
Utilities	2.8

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$151,465	(1)	$–	$–	$151,465
Investment Companies	10,967		–	–	10,967
Total Investments	$162,432		$–	$–	$162,432

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9%

Aerospace/Defense – 1.7%

Boeing (The) Co.	12,395	$863

United Technologies Corp.	8,491	665

		1,528

Apparel – 2.7%

Coach, Inc.	14,704	824

Michael Kors Holdings Ltd. *	10,535	560

NIKE, Inc., Class B	11,885	1,128

		2,512

Beverages – 1.9%

PepsiCo, Inc.	24,459	1,731

Biotechnology – 5.2%

Alexion Pharmaceuticals, Inc. *	12,238	1,400

Biogen Idec, Inc.*	9,849	1,470

Celgene Corp.*	24,873	1,900

		4,770

Chemicals – 3.2%

E.I. du Pont de Nemours & Co.	29,978	1,507

Monsanto Co.	15,970	1,454

		2,961

Commercial Services – 2.1%

Mastercard, Inc., Class A	4,152	1,875

Computers – 13.6%

Apple, Inc.	11,526	7,691

Cognizant Technology Solutions Corp., Class A *	6,868	480

EMC Corp. *	62,594	1,707

International Business Machines Corp.	8,128	1,686

Teradata Corp. *	11,932	900

		12,464

Cosmetics/Personal Care – 1.3%

Estee Lauder (The) Cos., Inc., Class A	19,325	1,190

Distribution/Wholesale – 0.7%

W.W. Grainger, Inc.	3,112	648

Diversified Financial Services – 2.7%

American Express Co.	27,378	1,557

IntercontinentalExchange, Inc. *	6,972	930

		2,487

Electronics – 1.0%

Trimble Navigation Ltd. *	18,850	898

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Environmental Control – 1.0%

Stericycle, Inc. *	10,169	$921

Food – 1.9%

Whole Foods Market, Inc.	18,177	1,770

Healthcare – Products – 3.8%

Covidien PLC	16,384	974

Intuitive Surgical, Inc. *	4,343	2,152

St. Jude Medical, Inc.	8,031	338

		3,464

Internet – 9.8%

Amazon.com, Inc. *	8,148	2,072

F5 Networks, Inc. *	14,330	1,500

Google, Inc., Class A *	5,302	4,001

priceline.com, Inc. *	2,192	1,356

		8,929

Machinery – Diversified – 1.9%

Cummins, Inc.	8,345	770

Deere & Co.	12,006	990

		1,760

Media – 2.8%

DIRECTV*	17,770	932

Walt Disney (The) Co.	30,385	1,589

		2,521

Metal Fabrication/Hardware – 1.2%

Precision Castparts Corp.	6,838	1,117

Miscellaneous Manufacturing – 1.6%

Danaher Corp.	26,305	1,451

Oil & Gas – 1.2%

Noble Energy, Inc.	11,502	1,066

Oil & Gas Services – 3.4%

National Oilwell Varco, Inc.	19,291	1,545

Schlumberger Ltd.	22,158	1,603

		3,148

Pharmaceuticals – 6.4%

Abbott Laboratories	22,705	1,557

Allergan, Inc.	11,139	1,020

BioMarin Pharmaceutical, Inc. *	11,388	458

Bristol-Myers Squibb Co.	20,649	697

Express Scripts Holding Co. *	18,418	1,154

Perrigo Co.	8,685	1,009

		5,895

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Real Estate Investment Trusts – 1.6%

American Tower Corp.	15,034	$1,073

Digital Realty Trust, Inc.	6,212	434
		1,507

Retail – 12.2%

Costco Wholesale Corp.	12,196	1,221

Dick’s Sporting Goods, Inc.	17,257	895

Dollar Tree, Inc. *	19,136	924

Home Depot (The), Inc.	22,421	1,354

Lululemon Athletica, Inc. *	9,711	718

McDonald’s Corp.	15,011	1,377

Panera Bread Co., Class A *	4,781	817

Starbucks Corp.	31,806	1,614

Tractor Supply Co.	10,762	1,064

Ulta Salon Cosmetics & Fragrance, Inc.	11,802	1,137
		11,121

Semiconductors – 2.3%

QUALCOMM, Inc.	32,980	2,061

Software – 5.7%

Cerner Corp. *	13,126	1,016

Citrix Systems, Inc. *	23,725	1,817

Red Hat, Inc. *	18,459	1,051

Salesforce.com, Inc. *	8,875	1,355
		5,239

Telecommunications – 1.2%

Verizon Communications, Inc.	23,750	1,082

Transportation – 1.8%

Kansas City Southern	21,776	1,650
Total Common Stocks
(Cost $67,232)		87,766

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	3,942,016	$3,942
Total Investment Companies
(Cost $3,942)		3,942
Total Investments – 100.2%
(Cost $71,174)		91,708

Liabilities less Other Assets – (0.2)%		(211)
NET ASSETS – 100.0%		$91,497

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,386,000 with net purchases of approximately $556,000 during the six months ended September 30, 2012.

*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	20.9%
Consumer Staples	6.7
Energy	4.8
Financials	4.6
Health Care	17.3
Industrials	10.3
Information Technology	30.8
Materials	3.4
Telecommunication Sevices	1.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$87,766	(1)	$–	$–	$87,766
Investment Companies	3,942		–	–	3,942
Total Investments	$91,708		$–	$–	$91,708

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8%

Advertising – 2.5%

Omnicom Group, Inc.	54,402	$2,805

Aerospace/Defense – 2.6%

Boeing (The) Co.	41,721	2,905

Agriculture – 1.3%

Philip Morris International, Inc.	16,156	1,453

Apparel – 1.0%

Coach, Inc.	20,234	1,133

Auto Parts & Equipment – 0.8%

Johnson Controls, Inc.	31,938	875

Banks – 9.2%

Bank of New York Mellon (The) Corp.	63,427	1,435

Goldman Sachs Group (The), Inc.	22,262	2,531

JPMorgan Chase & Co.	70,369	2,848

Wells Fargo & Co.	97,749	3,375
		10,189

Beverages – 1.4%

PepsiCo, Inc.	21,984	1,556

Chemicals – 1.4%

Dow Chemical (The) Co.	53,228	1,541

Computers – 2.3%

Hewlett-Packard Co.	84,306	1,438

SanDisk Corp. *	25,103	1,090
		2,528

Diversified Financial Services – 6.0%

BlackRock, Inc.	12,331	2,199

CME Group, Inc.	32,453	1,859

Invesco Ltd.	101,747	2,543
		6,601

Electrical Components & Equipment – 2.2%

Energizer Holdings, Inc.	32,844	2,450

Food – 0.6%

Kraft Foods, Inc., Class A	15,208	629

Healthcare – Products – 3.1%

Medtronic, Inc.	51,609	2,226

St. Jude Medical, Inc.	27,922	1,176
		3,402

Housewares – 2.4%

Newell Rubbermaid, Inc.	135,826	2,593

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Insurance – 7.3%

Allstate (The) Corp.	62,877	$2,491

MetLife, Inc.	83,148	2,865

Prudential Financial, Inc.	49,587	2,703
		8,059

Investment Companies – 1.0%

KKR & Co. L.P.	74,844	1,131

Mining – 2.5%

Freeport-McMoRan Copper & Gold, Inc.	54,515	2,158

Newmont Mining Corp.	11,496	644
		2,802

Miscellaneous Manufacturing – 5.9%

3M Co.	11,303	1,045

General Electric Co.	120,797	2,743

Siemens A.G. ADR	27,472	2,751
		6,539

Oil & Gas – 11.7%

BP PLC ADR	37,477	1,588

Chevron Corp.	31,353	3,654

Ensco PLC, Class A	42,996	2,346

Exxon Mobil Corp.	42,274	3,866

Occidental Petroleum Corp.	17,988	1,548
		13,002

Oil & Gas Services – 4.6%

Baker Hughes, Inc.	64,188	2,903

Schlumberger Ltd.	29,916	2,164
		5,067

Pharmaceuticals – 10.8%

Abbott Laboratories	33,143	2,272

Johnson & Johnson	23,682	1,632

Merck & Co., Inc.	63,458	2,862

Pfizer, Inc.	131,091	3,258

Teva Pharmaceutical Industries Ltd. ADR	45,234	1,873
		11,897

Retail – 1.9%

Target Corp.	33,667	2,137

Savings & Loans – 2.0%

New York Community Bancorp, Inc.	155,781	2,206

Semiconductors – 4.8%

Applied Materials, Inc.	106,493	1,189

Intel Corp.	96,832	2,196

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Semiconductors – 4.8% – continued

QUALCOMM, Inc.	31,314	$1,957
		5,342

Software – 2.2%

Microsoft Corp.	83,201	2,478

Telecommunications – 7.3%

AT&T, Inc.	63,007	2,375

Cisco Systems, Inc.	157,235	3,002

Vodafone Group PLC ADR	95,769	2,729
		8,106
Total Common Stocks
(Cost $90,748)		109,426

INVESTMENT COMPANIES – 0 .1%

Northern Institutional Funds – Diversified Assets Portfolio (1)(2)	134,714	135
Total Investment Companies
(Cost $135)		135

Total Investments – 98.9%
(Cost $90,883)		109,561

Other Assets less Liabilities – 1.1%		1,177
NET ASSETS – 100.0%		$110,738

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,058,000 with net sales of approximately $1,923,000 during the six months ended September 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Large Cap Value Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.7%
Consumer Staples	5.5
Energy	16.5
Financials	25.8
Health Care	14.0
Industrials	8.6
Information Technology	12.2
Materials	4.0
Telecommunication Services	4.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Value Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$109,426	(1)	$–	$–	$109,426
Investment Companies	135		–	–	135
Total Investments	$109,561		$–	$–	$109,561

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Advertising – 0.0%

Harte-Hanks, Inc.	7,184	$50

Marchex, Inc., Class B	3,371	13
		63

Aerospace/Defense – 1.5%

AAR Corp.	4,086	67

Aerovironment, Inc. *	1,213	28

Alliant Techsystems, Inc.	4,400	220

Astronics Corp. *	3,044	94

Astronics Corp., Class B *	126	4

Breeze-Eastern Corp. *	6,755	51

Cubic Corp.	4,053	203

Curtiss-Wright Corp.	5,543	181

Ducommun, Inc. *	2,979	41

Esterline Technologies Corp. *	3,270	184

GenCorp, Inc. *	13,200	125

HEICO Corp.	7,012	271

Kaman Corp.	4,166	149

Kratos Defense & Security Solutions, Inc. *	557	3

LMI Aerospace, Inc. *	1,714	35

Moog, Inc., Class A *	6,136	232

National Presto Industries, Inc.	937	68

Orbital Sciences Corp. *	6,353	93

SIFCO Industries, Inc.	522	10

Teledyne Technologies, Inc. *	5,467	347

Triumph Group, Inc.	4,856	304
		2,710

Agriculture – 0.4%

Adecoagro S.A. *	1,025	10

Alico, Inc.	1,147	36

Alliance One International, Inc. *	10,293	33

Andersons (The), Inc.	3,343	126

Cadiz, Inc. *	4,335	42

Griffin Land & Nurseries, Inc.	153	5

Tejon Ranch Co. *	2,858	86

Universal Corp.	3,527	180

Vector Group Ltd.	7,476	124
		642

Airlines – 0.5%

Alaska Air Group, Inc. *	9,783	343

Allegiant Travel Co. *	2,868	182

Hawaiian Holdings, Inc. *	1,883	11

JetBlue Airways Corp. *	24,705	118

Republic Airways Holdings, Inc. *	1,618	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Airlines – 0.5% – continued

SkyWest, Inc.	7,999	$83

US Airways Group, Inc. *	18,928	198
		942

Apparel – 1.4%

Carter’s, Inc. *	5,981	322

Cherokee, Inc.	554	8

Columbia Sportswear Co.	2,590	140

Crocs, Inc. *	11,002	178

Delta Apparel, Inc. *	1,398	19

G-III Apparel Group Ltd. *	4,590	165

Iconix Brand Group, Inc. *	9,764	178

Jones Group (The), Inc.	8,951	115

K-Swiss, Inc., Class A *	2,442	8

Maidenform Brands, Inc. *	554	11

Oxford Industries, Inc.	2,859	162

Perry Ellis International, Inc. *	2,702	60

Quiksilver, Inc. *	21,001	70

Skechers U.S.A., Inc., Class A *	4,070	83

Steven Madden Ltd. *	4,732	207

Superior Uniform Group, Inc.	3,836	46

True Religion Apparel, Inc.	4,454	95

Unifi, Inc. *	2,442	31

Warnaco Group (The), Inc. *	5,607	291

Weyco Group, Inc.	665	16

Wolverine World Wide, Inc.	7,727	343
		2,548

Auto Manufacturers – 0.0%

Wabash National Corp. *	8,018	57

Auto Parts & Equipment – 0.7%

American Axle & Manufacturing Holdings, Inc. *	2,964	33

Cooper Tire & Rubber Co.	8,555	164

Dana Holding Corp.	20,430	251

Dorman Products, Inc. *	4,308	136

Exide Technologies *	6,620	21

Fuel Systems Solutions, Inc. *	5,193	89

Gentherm, Inc. *	934	12

Meritor, Inc. *	2,183	9

Miller Industries, Inc.	3,568	57

Modine Manufacturing Co. *	7,414	55

Spartan Motors, Inc.	1,367	7

Standard Motor Products, Inc.	4,184	77

Superior Industries International, Inc.	4,878	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Auto Parts & Equipment – 0.7% – continued

Tenneco, Inc. *	6,820	$191

Titan International, Inc.	4,971	88
		1,273

Banks – 5.5%

1st Source Corp.	5,711	127

Alliance Bancorp, Inc. of Pennsylvania	567	7

Alliance Financial Corp.	150	6

American National Bankshares, Inc.	2,719	61

Ameris Bancorp *	827	10

Ames National Corp.	2,691	56

Arrow Financial Corp.	2,839	71

Banco Latinoamericano de Comercio Exterior S.A., Class E	3,734	83

Bancorp (The), Inc. *	1,480	15

BancorpSouth, Inc.	10,536	155

Bank of Kentucky Financial Corp.	1,025	28

Bank of Marin Bancorp	430	18

Bank of South Carolina Corp.	200	2

Bank of the Ozarks, Inc.	2,961	102

Banner Corp.	193	5

Bar Harbor Bankshares	1,851	66

BBCN Bancorp, Inc. *	941	12

BCB Bancorp, Inc.	665	7

Berkshire Bancorp, Inc. *	321	3

Boston Private Financial Holdings, Inc.	2,708	26

Bryn Mawr Bank Corp.	3,324	75

Camden National Corp.	832	31

Capital City Bank Group, Inc.	4,080	43

Cardinal Financial Corp.	1,202	17

Cass Information Systems, Inc.	167	7

Cathay General Bancorp	7,885	136

Center Bancorp, Inc.	5,717	68

Centerstate Banks, Inc.	671	6

Century Bancorp, Inc., Class A	2,620	84

Chemical Financial Corp.	4,682	113

Citizens & Northern Corp.	688	14

City Holding Co.	2,720	98

CoBiz Financial, Inc.	1,644	12

Columbia Banking System, Inc.	3,382	63

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	3,236	91

Community Trust Bancorp, Inc.	2,557	91

CVB Financial Corp.	13,772	164

Eagle Bancorp, Inc. *	4,080	68

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 5.5% – continued

Enterprise Bancorp, Inc.	657	$11

Enterprise Financial Services Corp.	803	11

Farmers Capital Bank Corp. *	663	7

Fidelity Southern Corp.	1,718	16

Financial Institutions, Inc.	3,794	71

First Bancorp	1,578	18

First Bancorp, Inc.	3,247	57

First Busey Corp.	15,652	76

First Citizens BancShares, Inc., Class A	372	61

First Community Bancshares, Inc.	4,626	71

First Financial Bancorp	7,296	123

First Financial Bankshares, Inc.	3,052	110

First Financial Corp.	2,863	90

First Horizon National Corp. - (Fractional Shares) *	38,609	–

First Merchants Corp.	1,221	18

First Midwest Bancorp, Inc.	7,990	100

First of Long Island (The) Corp.	2,638	81

First South Bancorp, Inc. *	522	3

FirstMerit Corp.	12,611	186

FNB Corp.	14,475	162

German American Bancorp, Inc.	411	10

Glacier Bancorp, Inc.	8,017	125

Great Southern Bancorp, Inc.	5,851	181

Guaranty Bancorp *	4,886	10

Hancock Holding Co.	7,751	240

Hanmi Financial Corp. *	151	2

Hawthorn Bancshares, Inc.	611	5

Heartland Financial USA, Inc.	663	18

Heritage Financial Corp.	657	10

Home BancShares, Inc.	372	13

Hudson Valley Holding Corp.	186	3

Iberiabank Corp.	3,411	156

Independent Bank Corp.	3,525	106

International Bancshares Corp.	5,441	104

Jeffersonville Bancorp	214	2

Lakeland Bancorp, Inc.	7,490	78

Lakeland Financial Corp.	1,080	30

MainSource Financial Group, Inc.	1,204	16

MB Financial, Inc.	6,237	123

Merchants Bancshares, Inc.	2,461	73

Metro Bancorp, Inc. *	814	10

Middleburg Financial Corp.	2,590	46

MidSouth Bancorp, Inc.	798	13

MidWestOne Financial Group, Inc.	525	11

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 5.5% – continued

National Bankshares, Inc.	1,900	$63

National Penn Bancshares, Inc.	15,172	138

NBT Bancorp, Inc.	4,871	108

Northrim BanCorp, Inc.	3,051	61

Norwood Financial Corp.	2,047	61

Ohio Valley Banc Corp.	758	14

Old National Bancorp	9,483	129

Oriental Financial Group, Inc.	7,671	81

Orrstown Financial Services, Inc. *	1,758	19

Pacific Capital Bancorp *	173	8

Pacific Continental Corp.	814	7

PacWest Bancorp	4,845	113

Park National Corp.	2,051	144

Peapack Gladstone Financial Corp.	671	11

Peoples Bancorp, Inc.	832	19

Peoples Financial Corp.	421	4

Pinnacle Financial Partners, Inc. *	4,626	89

Popular, Inc. *	10,937	191

Porter Bancorp, Inc. *	723	1

Premier Financial Bancorp, Inc.	951	9

PrivateBancorp, Inc.	5,012	80

Prosperity Bancshares, Inc.	5,559	237

QCR Holdings, Inc.	716	10

Renasant Corp.	2,163	42

Republic Bancorp, Inc., Class A	1,964	43

Republic First Bancorp, Inc. *	1,490	3

S&T Bancorp, Inc.	4,885	86

S.Y. Bancorp, Inc.	2,809	67

Sandy Spring Bancorp, Inc.	4,070	78

Savannah Bancorp (The), Inc. *	663	7

SCBT Financial Corp.	4,036	163

Seacoast Banking Corp. of Florida *	4,325	7

Shore Bancshares, Inc.	832	5

Sierra Bancorp	832	10

Signature Bank *	4,664	313

Simmons First National Corp., Class A	2,728	66

Southern National Bancorp of Virginia, Inc.	712	6

Southside Bancshares, Inc.	3,005	66

Southwest Bancorp, Inc. *	827	9

StellarOne Corp.	1,236	16

Sterling Bancorp	942	9

Sterling Financial Corp.	3,636	81

Suffolk Bancorp *	665	10

Sun Bancorp, Inc. *	1,750	6

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Banks – 5.5% – continued

Susquehanna Bancshares, Inc.	19,743	$207

SVB Financial Group *	4,614	279

Synovus Financial Corp.	79,816	189

Texas Capital Bancshares, Inc. *	4,704	234

Tompkins Financial Corp.	2,525	102

TowneBank	1,547	24

Trico Bancshares	3,113	52

TrustCo Bank Corp. NY	9,086	52

Trustmark Corp.	6,523	159

UMB Financial Corp.	4,886	238

Umpqua Holdings Corp.	14,521	187

Union First Market Bankshares Corp.	832	13

United Bancorp, Inc.	665	5

United Bankshares, Inc.	5,701	142

United Community Bancorp	1,021	7

United Community Banks, Inc. *	5,944	50

Univest Corp. of Pennsylvania	554	10

Valley National Bancorp	696	7

ViewPoint Financial Group, Inc.	1,770	34

Washington Banking Co.	657	9

Washington Trust Bancorp, Inc.	3,652	96

Webster Financial Corp.	6,384	151

WesBanco, Inc.	2,578	53

West Bancorporation, Inc.	1,095	13

Westamerica Bancorporation	3,391	160

Western Alliance Bancorp *	1,743	18

Wilshire Bancorp, Inc. *	693	4

Wintrust Financial Corp.	2,858	107

Yadkin Valley Financial Corp. *	2,176	7
		10,000

Beverages – 0.3%

Boston Beer (The) Co., Inc., Class A *	832	93

Central European Distribution Corp. *	9,231	26

Coca-Cola Bottling Co. Consolidated	1,745	119

Craft Brew Alliance, Inc. *	7,645	60

Farmer Bros. Co. *	6,889	66

National Beverage Corp. *	3,106	47

Peet’s Coffee & Tea, Inc. *	2,079	152
		563

Biotechnology – 2.0%

Acorda Therapeutics, Inc. *	6,615	169

Aegerion Pharmaceuticals, Inc. *	2,517	37

Affymax, Inc. *	1,783	38

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Biotechnology – 2.0% – continued

Arena Pharmaceuticals, Inc. *	5,157	$43

Ariad Pharmaceuticals, Inc. *	20,564	498

Arqule, Inc. *	2,150	11

Astex Pharmaceuticals *	1,890	6

BioCryst Pharmaceuticals, Inc. *	1,097	5

Cambrex Corp. *	21,932	257

Celldex Therapeutics, Inc. *	7,623	48

Charles River Laboratories International, Inc. *	6,899	273

Chelsea Therapeutics International Ltd. *	2,431	3

Cubist Pharmaceuticals, Inc. *	7,970	380

Curis, Inc. *	2,168	9

Cytokinetics, Inc. *	3,516	3

Emergent Biosolutions, Inc. *	3,516	50

Enzo Biochem, Inc. *	1,638	3

Enzon Pharmaceuticals, Inc. *	13,696	95

Exelixis, Inc. *	14,397	69

Geron Corp. *	7,865	13

GTx, Inc. *	1,780	8

Harvard Bioscience, Inc. *	2,297	10

Idera Pharmaceuticals, Inc. *	1,758	2

Immunogen, Inc. *	5,542	81

Immunomedics, Inc. *	17,772	62

Incyte Corp. Ltd. *	10,190	184

InterMune, Inc. *	6,630	60

Lexicon Pharmaceuticals, Inc. *	2,047	5

Ligand Pharmaceuticals, Inc., Class B *	3,623	62

Maxygen, Inc.	3,129	8

Medicines (The) Co. *	8,366	216

Momenta Pharmaceuticals, Inc. *	5,713	83

Myriad Genetics, Inc. *	2,331	63

Nanosphere, Inc. *	1,900	6

Novavax, Inc. *	2,970	7

NPS Pharmaceuticals, Inc. *	8,446	78

OncoGenex Pharmaceutical, Inc. *	5,496	78

PDL BioPharma, Inc.	21,339	164

Protalix BioTherapeutics, Inc. *	14,345	74

Repligen Corp. *	4,118	25

RTI Biologics, Inc. *	4,208	18

Sangamo Biosciences, Inc. *	3,803	23

Seattle Genetics, Inc. *	8,266	223

Sequenom, Inc. *	4,903	17

Spectrum Pharmaceuticals, Inc. *	8,005	94

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Biotechnology – 2.0% – continued

Vical, Inc. *	2,180	$10
		3,671

Building Materials – 1.1%

AAON, Inc.	4,016	79

Apogee Enterprises, Inc.	7,262	143

Builders FirstSource, Inc. *	2,171	11

Comfort Systems USA, Inc.	7,176	78

Drew Industries, Inc. *	6,385	193

Eagle Materials, Inc.	7,527	348

Gibraltar Industries, Inc. *	1,648	21

Griffon Corp.	6,914	71

Headwaters, Inc. *	4,903	32

Louisiana-Pacific Corp. *	19,595	245

LSI Industries, Inc.	1,228	8

NCI Building Systems, Inc. *	271	3

Nortek, Inc. *	100	5

Quanex Building Products Corp.	4,304	81

Simpson Manufacturing Co., Inc.	4,903	140

Texas Industries, Inc. *	4,195	171

Trex Co., Inc. *	3,531	121

Universal Forest Products, Inc.	3,252	135

USG Corp. *	7,272	160
		2,045

Chemicals – 1.9%

A. Schulman, Inc.	5,305	126

Aceto Corp.	15,563	147

American Vanguard Corp.	4,028	140

Balchem Corp.	2,313	85

Chemtura Corp. *	13,054	225

Codexis, Inc. *	556	2

Eastman Chemical Co.	780	44

Ferro Corp. *	16,374	56

Georgia Gulf Corp.	4,737	172

H.B. Fuller Co.	7,193	221

Hawkins, Inc.	2,627	109

Innophos Holdings, Inc.	3,574	173

Innospec, Inc. *	5,960	202

Intrepid Potash, Inc. *	7,400	159

KMG Chemicals, Inc.	2,590	48

Kraton Performance Polymers, Inc. *	2,610	68

Landec Corp. *	1,615	18

Minerals Technologies, Inc.	2,186	155

Oil-Dri Corp. of America	285	7

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Chemicals – 1.9% – continued

Olin Corp.	8,292	$180

OM Group, Inc. *	3,239	60

OMNOVA Solutions, Inc. *	4,626	35

PolyOne Corp.	10,455	173

Quaker Chemical Corp.	3,657	171

Sensient Technologies Corp.	6,849	252

Spartech Corp. *	3,135	17

Stepan Co.	2,042	196

TPC Group, Inc. *	2,144	88

Zep, Inc.	3,913	59

Zoltek Cos., Inc. *	2,555	20
		3,408

Coal – 0.3%

Arch Coal, Inc.	28,800	182

Cloud Peak Energy, Inc. *	7,272	132

James River Coal Co. *	3,676	11

Patriot Coal Corp. *	13,520	1

SunCoke Energy, Inc. *	9,600	155

Westmoreland Coal Co. *	689	7
		488

Commercial Services – 5.9%

Aaron’s, Inc.	1,212	34

ABM Industries, Inc.	5,542	105

Acacia Research Corp. *	5,128	141

Accretive Health, Inc. *	2,610	29

Advisory Board (The) Co. *	5,678	272

Albany Molecular Research, Inc. *	2,987	10

American Public Education, Inc. *	3,252	118

American Reprographics Co. *	3,139	13

Arbitron, Inc.	4,627	175

Ascent Capital Group, Inc., Class A *	2,490	135

AVEO Pharmaceuticals, Inc. *	3,543	37

Barrett Business Services, Inc.	832	23

Bridgepoint Education, Inc. *	2,983	30

Brink’s (The) Co.	5,128	132

Capella Education Co. *	1,351	47

Cardtronics, Inc. *	5,151	153

Career Education Corp. *	6,993	26

CBIZ, Inc. *	9,230	56

CDI Corp.	1,559	27

Cenveo, Inc. *	3,537	8

Chemed Corp.	4,052	281

Collectors Universe	3,729	52

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 5.9% – continued

Consolidated Graphics, Inc. *	1,855	$48

Convergys Corp.	15,353	241

CoreLogic, Inc. *	12,214	324

Corinthian Colleges, Inc. *	6,902	16

Corporate Executive Board (The) Co.	3,899	209

Corvel Corp. *	2,594	116

CoStar Group, Inc. *	4,018	328

CPI Corp.	4,128	1

CRA International, Inc. *	3,136	54

Cross Country Healthcare, Inc. *	2,693	13

Deluxe Corp.	5,959	182

Dollar Thrifty Automotive Group, Inc. *	2,868	249

Electro Rent Corp.	6,278	111

Ennis, Inc.	5,021	82

Euronet Worldwide, Inc. *	7,739	145

ExlService Holdings, Inc. *	4,347	128

Forrester Research, Inc.	4,470	129

Franklin Covey Co. *	1,076	13

FTI Consulting, Inc. *	5,035	134

Geo Group (The), Inc.	9,918	274

Global Cash Access Holdings, Inc. *	5,013	40

Great Lakes Dredge & Dock Corp.	3,918	30

H&E Equipment Services, Inc.	2,285	28

Hackett Group (The), Inc. *	2,585	11

Healthcare Services Group, Inc.	9,100	208

Heartland Payment Systems, Inc.	5,097	161

Hill International, Inc. *	1,354	6

HMS Holdings Corp. *	10,142	339

Huron Consulting Group, Inc. *	2,952	103

ICF International, Inc. *	1,386	28

Information Services Group, Inc. *	2,979	4

Insperity, Inc.	4,236	107

Intersections, Inc.	1,238	13

ITT Educational Services, Inc. *	3,449	111

K12, Inc. *	3,345	68

Kelly Services, Inc., Class A	5,273	66

Kenexa Corp. *	2,890	132

Kforce, Inc. *	5,830	69

Korn/Ferry International *	5,594	86

Landauer, Inc.	1,643	98

Learning Tree International, Inc. *	663	3

Live Nation Entertainment, Inc. *	15,684	135

Mac-Gray Corp.	938	13

Matthews International Corp., Class A	4,590	137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Commercial Services – 5.9% – continued

MAXIMUS, Inc.	7,349	$439

McGrath RentCorp	4,359	114

Medifast, Inc. *	554	15

MoneyGram International, Inc. *	234	4

Monro Muffler Brake, Inc.	4,196	148

Monster Worldwide, Inc. *	12,308	90

Multi-Color Corp.	3,073	71

National Research Corp.	2,630	132

Navigant Consulting, Inc. *	7,340	81

Net 1 UEPS Technologies, Inc. *	6,662	60

Odyssey Marine Exploration, Inc. *	3,782	12

On Assignment, Inc. *	1,217	24

PAREXEL International Corp. *	8,446	260

PDI, Inc. *	1,116	9

Pendrell Corp. *	40,851	46

PHH Corp. *	7,199	147

Providence Service (The) Corp. *	5,881	76

QC Holdings, Inc.	1,359	5

Rent-A-Center, Inc.	7,312	257

Resources Connection, Inc.	6,635	87

Rollins, Inc.	2,902	68

Sotheby’s	7,783	245

Standard Parking Corp. *	4,892	110

StarTek, Inc. *	1,080	3

Steiner Leisure Ltd. *	1,498	70

Stewart Enterprises, Inc., Class A	11,450	96

Strayer Education, Inc.	1,585	102

Team, Inc. *	3,511	112

TeleTech Holdings, Inc. *	7,326	125

TNS, Inc. *	2,699	40

TrueBlue, Inc. *	5,035	79

Universal Technical Institute, Inc.	1,645	23

Valassis Communications, Inc. *	6,223	154

Viad Corp.	4,623	96

VistaPrint N.V. *	4,781	163

Volt Information Sciences, Inc. *	2,331	15

Wright Express Corp. *	6,662	464
		10,739

Computers – 2.0%

3D Systems Corp. *	4,548	149

Agilysys, Inc. *	9,102	78

Astro-Med, Inc.	863	7

CACI International, Inc., Class A *	3,889	201

CIBER, Inc. *	6,513	23

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Computers – 2.0% – continued

Cogo Group, Inc. *	10,955	$23

Computer Services, Inc.	2,424	73

Computer Task Group, Inc. *	3,597	58

Cray, Inc. *	1,359	17

Datalink Corp. *	1,503	13

Digimarc Corp.	2,590	58

Dynamics Research Corp. *	832	6

iGATE Corp. *	2,859	52

Imation Corp. *	2,848	16

Immersion Corp. *	2,174	12

Insight Enterprises, Inc. *	7,605	133

j2 Global, Inc.	5,702	187

Jack Henry & Associates, Inc.	10,099	383

Lexmark International, Inc., Class A	9,400	209

LivePerson, Inc. *	7,428	135

Manhattan Associates, Inc. *	3,945	226

Mattersight Corp. *	1,758	10

Mentor Graphics Corp. *	11,612	180

Mercury Computer Systems, Inc. *	2,285	24

MTS Systems Corp.	4,320	231

Netscout Systems, Inc. *	6,786	173

PAR Technology Corp. *	4,019	22

Quantum Corp. *	15,730	25

Radisys Corp. *	949	3

Rimage Corp.	412	3

Silicon Graphics International Corp. *	1,751	16

Spansion, Inc., Class A *	4,195	50

STEC, Inc. *	4,348	29

Stratasys, Inc. *	3,587	195

Super Micro Computer, Inc. *	5,039	61

Sykes Enterprises, Inc. *	5,164	69

Synaptics, Inc. *	5,008	120

Syntel, Inc.	4,333	271

Transact Technologies, Inc. *	951	7

Unisys Corp. *	4,615	96

Virtusa Corp. *	940	17
		3,661

Cosmetics/Personal Care – 0.2%

Elizabeth Arden, Inc. *	3,943	186

Inter Parfums, Inc.	5,096	93

Physicians Formula Holdings, Inc. *	239	1

Revlon, Inc., Class A *	554	9
		289

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Distribution/Wholesale – 1.1%

Beacon Roofing Supply, Inc. *	7,187	$205

BlueLinx Holdings, Inc. *	2,586	6

Brightpoint, Inc. *	13,520	121

Core-Mark Holding Co., Inc.	1,023	49

Houston Wire & Cable Co.	2,044	22

MWI Veterinary Supply, Inc. *	2,007	214

Owens & Minor, Inc.	8,397	251

Pool Corp.	6,791	282

Rentrak Corp. *	2,707	46

ScanSource, Inc. *	4,903	157

School Specialty, Inc. *	3,802	9

Titan Machinery, Inc. *	832	17

United Stationers, Inc.	7,364	192

Watsco, Inc.	3,819	289

WESCO International, Inc. *	1,990	114
		1,974

Diversified Financial Services – 2.1%

Aircastle Ltd.	4,604	52

Asset Acceptance Capital Corp. *	1,082	8

BGC Partners, Inc., Class A	2,030	10

Calamos Asset Management, Inc., Class A	1,913	22

California First National Bancorp	1,506	28

Cohen & Steers, Inc.	3,159	94

CompuCredit Holdings Corp. *	2,864	11

Credit Acceptance Corp. *	3,242	277

DFC Global Corp. *	5,062	87

Diamond Hill Investment Group, Inc.	277	21

Doral Financial Corp. *	2,441	2

Duff & Phelps Corp., Class A	4,347	59

Encore Capital Group, Inc. *	4,471	126

Epoch Holding Corp.	2,781	64

Evercore Partners, Inc., Class A	2,435	66

FBR & Co. *	4,622	14

Financial Engines, Inc. *	2,797	67

First Marblehead (The) Corp. *	1,639	2

GAMCO Investors, Inc., Class A	2,567	128

GFI Group, Inc.	10,594	34

Gleacher & Co., Inc. *	2,171	2

Higher One Holdings, Inc. *	5,408	73

Institutional Financial Markets, Inc.	894	1

Interactive Brokers Group, Inc., Class A	7,896	111

INTL. FCStone, Inc. *	4,185	80

Investment Technology Group, Inc. *	9,852	86

Janus Capital Group, Inc.	21,912	207

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Diversified Financial Services – 2.1% – continued

JMP Group, Inc.	944	$5

KBW, Inc.	4,195	69

MarketAxess Holdings, Inc.	4,876	154

MicroFinancial, Inc.	2,182	20

National Financial Partners Corp. *	6,902	117

Nelnet, Inc., Class A	6,123	145

NewStar Financial, Inc. *	1,744	21

Ocwen Financial Corp. *	13,184	361

Penson Worldwide, Inc. *	2,187	–

Piper Jaffray Cos. *	2,691	68

Portfolio Recovery Associates, Inc. *	1,606	168

Pzena Investment Management, Inc., Class A	4,321	23

SeaCube Container Leasing Ltd.	3,170	59

Siebert Financial Corp. *	858	1

Stifel Financial Corp. *	5,916	199

SWS Group, Inc. *	2,590	16

U.S. Global Investors, Inc., Class A	1,202	7

Virtus Investment Partners, Inc. *	2,556	220

Walter Investment Management Corp. *	6,208	230

Westwood Holdings Group, Inc.	522	20

World Acceptance Corp. *	3,239	218
		3,853

Electric – 2.1%

ALLETE, Inc.	5,101	213

Avista Corp.	9,471	244

Black Hills Corp.	5,845	208

CH Energy Group, Inc.	2,331	152

Cleco Corp.	8,527	358

El Paso Electric Co.	6,761	232

Empire District Electric (The) Co.	5,545	120

Genie Energy Ltd., Class B	1,025	7

GenOn Energy, Inc. *	117,679	298

IDACORP, Inc.	7,890	341

MGE Energy, Inc.	2,827	150

NorthWestern Corp.	4,903	178

Ormat Technologies, Inc.	1,491	28

Otter Tail Corp.	4,195	100

Pike Electric Corp. *	2,174	17

PNM Resources, Inc.	10,290	216

Portland General Electric Co.	11,515	311

UIL Holdings Corp.	7,366	264

Unitil Corp.	3,648	99

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Electric – 2.1% – continued

UNS Energy Corp.	6,042	$253
		3,789

Electrical Components & Equipment – 1.0%

Acuity Brands, Inc.	5,870	372

Advanced Energy Industries, Inc. *	9,510	117

American Superconductor Corp. *	4,070	17

Belden, Inc.	5,683	210

Encore Wire Corp.	1,471	43

EnerSys, Inc. *	5,949	210

Generac Holdings, Inc.	2,797	64

General Cable Corp. *	7,086	208

GrafTech International Ltd. *	4,373	39

Graham Corp.	2,421	44

Insteel Industries, Inc.	1,900	22

Littelfuse, Inc.	2,308	130

Orion Energy Systems, Inc. *	1,350	3

Powell Industries, Inc. *	2,881	111

Power-One, Inc. *	5,683	32

PowerSecure International, Inc. *	1,480	9

SL Industries, Inc. *	839	12

SunPower Corp. *	7,256	33

Ultralife Corp. *	2,321	7

Universal Display Corp. *	3,794	130

Vicor Corp. *	2,566	17
		1,830

Electronics – 2.5%

American Science & Engineering, Inc.	1,960	129

Analogic Corp.	2,439	191

Badger Meter, Inc.	3,510	128

Bel Fuse, Inc., Class B	1,614	30

Benchmark Electronics, Inc. *	6,499	99

Brady Corp., Class A	5,972	175

Checkpoint Systems, Inc. *	6,369	53

Coherent, Inc. *	3,449	158

CTS Corp.	7,065	71

CyberOptics Corp. *	4,153	29

Cymer, Inc. *	3,516	179

Daktronics, Inc.	3,656	35

Electro Scientific Industries, Inc.	5,947	73

ESCO Technologies, Inc.	3,532	137

FARO Technologies, Inc. *	2,144	89

FEI Co.	5,282	283

Identive Group, Inc. *	3,378	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Electronics – 2.5% – continued

II-VI, Inc. *	6,271	$119

Image Sensing Systems, Inc. *	800	4

InvenSense, Inc. *	9,790	117

Itron, Inc. *	4,561	197

LGL Group (The), Inc. *	4,137	26

Measurement Specialties, Inc. *	3,113	103

MEMSIC, Inc. *	2,294	4

Mesa Laboratories, Inc.	1,769	86

Methode Electronics, Inc.	7,609	74

MOCON, Inc.	6,720	100

Multi-Fineline Electronix, Inc. *	3,570	80

Newport Corp. *	6,917	76

NVE Corp. *	1,530	90

OSI Systems, Inc. *	2,704	210

Park Electrochemical Corp.	3,087	77

Plexus Corp. *	4,745	144

Pulse Electronics Corp.	2,191	2

Rofin-Sinar Technologies, Inc. *	5,165	102

Rogers Corp. *	3,400	144

Sanmina-SCI Corp. *	5,967	51

Sparton Corp. *	952	12

Stoneridge, Inc. *	1,103	5

Taser International, Inc. *	4,063	24

Transcat, Inc. *	283	1

TTM Technologies, Inc. *	9,466	89

Viasystems Group, Inc. *	3,543	61

Vishay Intertechnology, Inc. *	17,806	175

Vishay Precision Group, Inc. *	265	4

Watts Water Technologies, Inc., Class A	4,455	168

Williams Controls, Inc.	1,011	11

Woodward, Inc.	7,865	267

Zygo Corp. *	1,202	22
		4,507

Energy – Alternate Sources – 0.1%

Clean Energy Fuels Corp. *	5,072	67

Green Plains Renewable Energy, Inc. *	663	4

Plug Power, Inc. *	14,452	12

REX American Resources Corp. *	5,573	100
		183

Engineering & Construction – 1.0%

Aegion Corp. *	3,815	73

Argan, Inc.	6,182	108

Dycom Industries, Inc. *	7,139	103

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Engineering & Construction – 1.0% – continued

EMCOR Group, Inc.	9,335	$266

ENGlobal Corp. *	2,849	2

Exponent, Inc. *	3,126	178

Granite Construction, Inc.	7,031	202

Integrated Electrical Services, Inc. *	1,638	7

Layne Christensen Co. *	3,503	69

MasTec, Inc. *	7,875	155

Michael Baker Corp. *	4,073	97

MYR Group, Inc. *	2,405	48

National Technical Systems, Inc. *	7,075	54

Orion Marine Group, Inc. *	1,217	9

Shaw Group (The), Inc. *	8,800	384

Sterling Construction Co., Inc. *	554	6

VSE Corp.	1,611	39
		1,800

Entertainment – 1.1%

Bluegreen Corp. *	1,625	10

Carmike Cinemas, Inc. *	1,105	12

Churchill Downs, Inc.	2,305	145

Cinemark Holdings, Inc.	11,417	256

Dover Downs Gaming & Entertainment, Inc.	1,777	4

DreamWorks Animation SKG, Inc., Class A *	9,324	179

International Speedway Corp., Class A	4,755	135

Isle of Capri Casinos, Inc. *	9,582	67

Lakes Entertainment, Inc. *	3,801	8

Madison Square Garden (The) Co., Class A *	2,983	120

Multimedia Games Holding Co., Inc. *	1,638	26

National CineMedia, Inc.	4,895	80

Pinnacle Entertainment, Inc. *	6,270	77

Reading International, Inc., Class A *	1,223	7

Rick’s Cabaret International, Inc. *	6,433	53

Scientific Games Corp., Class A *	8,648	72

Shuffle Master, Inc. *	4,177	66

Six Flags Entertainment Corp.	6,154	362

Speedway Motorsports, Inc.	2,315	36

Vail Resorts, Inc.	4,173	241
		1,956

Environmental Control – 0.5%

Calgon Carbon Corp. *	8,913	128

Darling International, Inc. *	16,515	302

EnergySolutions, Inc. *	3,411	9

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Environmental Control – 0.5% – continued

Fuel Tech, Inc. *	1,364	$6

Heritage-Crystal Clean, Inc. *	665	13

Metalico, Inc. *	1,362	4

Met-Pro Corp.	832	7

Mine Safety Appliances Co.	3,781	141

Perma-Fix Environmental Services *	3,943	4

Sharps Compliance Corp. *	2,237	6

Tetra Tech, Inc. *	7,987	210

TRC Cos., Inc. *	2,048	15

US Ecology, Inc.	4,513	97
		942

Food – 2.1%

Amcon Distributing Co.	515	34

Arden Group, Inc., Class A	1,151	112

B&G Foods, Inc.	9,174	278

Bridgford Foods Corp. *	542	4

Calavo Growers, Inc.	554	14

Cal-Maine Foods, Inc.	2,968	133

Chiquita Brands International, Inc. *	6,510	50

Dean Foods Co. *	2,051	34

Diamond Foods, Inc.	3,085	58

Feihe International, Inc. *	277	2

Fresh Del Monte Produce, Inc.	5,035	129

Fresh Market (The), Inc. *	3,729	224

Golden Enterprises, Inc.	624	2

Hain Celestial Group (The), Inc. *	5,572	351

Harris Teeter Supermarkets, Inc.	6,910	268

Ingles Markets, Inc., Class A	3,934	64

J&J Snack Foods Corp.	3,118	179

Lancaster Colony Corp.	2,572	188

Lifeway Foods, Inc.	277	3

Nash Finch Co.	3,252	66

Sanderson Farms, Inc.	2,838	126

Seaboard Corp. *	63	142

Seneca Foods Corp., Class A *	277	8

Smart Balance, Inc. *	1,610	20

Snyders-Lance, Inc.	6,360	159

Spartan Stores, Inc.	2,427	37

SUPERVALU, Inc.	28,345	68

Tootsie Roll Industries, Inc.	5,464	147

TreeHouse Foods, Inc. *	4,603	242

United Natural Foods, Inc. *	6,867	401

Village Super Market, Inc., Class A	1,364	50

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Food – 2.1% – continued

Weis Markets, Inc.	3,663	$155
		3,748

Forest Products & Paper – 0.7%

Boise, Inc.	12,538	110

Buckeye Technologies, Inc.	6,274	201

Clearwater Paper Corp. *	3,274	135

Deltic Timber Corp.	932	61

KapStone Paper and Packaging Corp. *	1,063	24

Neenah Paper, Inc.	6,550	188

Orchids Paper Products Co.	554	10

P.H. Glatfelter Co.	9,386	167

Resolute Forest Products *	4,941	64

Schweitzer-Mauduit International, Inc.	6,258	207

Wausau Paper Corp.	3,932	36
		1,203

Gas – 1.0%

Chesapeake Utilities Corp.	3,056	145

Delta Natural Gas Co., Inc.	284	5

Laclede Group (The), Inc.	2,787	120

New Jersey Resources Corp.	5,711	261

Northwest Natural Gas Co.	4,423	218

Piedmont Natural Gas Co., Inc.	8,969	291

RGC Resources, Inc.	643	12

South Jersey Industries, Inc.	4,077	216

Southwest Gas Corp.	6,870	304

WGL Holdings, Inc.	7,414	298
		1,870

Hand/Machine Tools – 0.1%

Franklin Electric Co., Inc.	3,393	205

Healthcare – Products – 4.0%

Abaxis, Inc. *	3,396	122

ABIOMED, Inc. *	7,327	154

Accuray, Inc. *	738	5

Affymetrix, Inc. *	6,925	30

Alere, Inc. *	10,800	210

Align Technology, Inc. *	9,712	359

Allied Healthcare Products *	428	1

Alphatec Holdings, Inc. *	1,744	3

AngioDynamics, Inc. *	3,263	40

ArthroCare Corp. *	3,170	103

AtriCure, Inc. *	2,466	18

Atrion Corp.	608	135

BioMimetic Therapeutics, Inc. *	5,624	23

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare – Products – 4.0% – continued

Bovie Medical Corp. *	1,560	$6

Bruker Corp. *	8,513	111

Cantel Medical Corp.	5,704	154

CardioNet, Inc. *	1,610	4

Cardiovascular Systems, Inc. *	5,962	69

Cepheid, Inc. *	7,869	272

Chindex International, Inc. *	5,273	54

Conceptus, Inc. *	5,281	107

CONMED Corp.	4,626	132

Cooper (The) Cos., Inc.	643	61

CryoLife, Inc.	1,223	8

Cutera, Inc. *	5,310	40

Cyberonics, Inc. *	3,825	200

Cynosure, Inc., Class A *	6,730	178

Daxor Corp.	522	4

DexCom, Inc. *	2,438	37

Digirad Corp. *	2,144	4

Endologix, Inc. *	4,740	66

Exactech, Inc. *	2,172	39

Female Health (The) Co.	1,073	8

Greatbatch, Inc. *	5,090	124

Haemonetics Corp. *	4,292	344

Hanger, Inc. *	5,295	151

Hansen Medical, Inc. *	2,020	4

ICU Medical, Inc. *	3,081	186

Insulet Corp. *	2,176	47

Integra LifeSciences Holdings Corp. *	3,683	151

Invacare Corp.	5,551	78

Iridex Corp. *	200	1

IRIS International, Inc. *	5,276	103

LCA-Vision, Inc. *	7,587	31

Luminex Corp. *	6,097	119

MAKO Surgical Corp. *	676	12

Masimo Corp. *	8,098	196

Medical Action Industries, Inc. *	6,784	24

MELA Sciences, Inc. *	1,913	6

Merge Healthcare, Inc. *	2,163	8

Meridian Bioscience, Inc.	5,029	96

Merit Medical Systems, Inc. *	8,086	121

Natus Medical, Inc. *	4,382	57

NuVasive, Inc. *	5,598	128

NxStage Medical, Inc. *	5,160	68

OraSure Technologies, Inc. *	13,034	145

Orthofix International N.V. *	4,635	207

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare – Products – 4.0% – continued

Palomar Medical Technologies, Inc. *	3,051	$29

PSS World Medical, Inc. *	7,726	176

Quidel Corp. *	6,517	123

Rochester Medical Corp. *	1,344	16

Rockwell Medical, Inc. *	1,217	10

Sirona Dental Systems, Inc. *	3,030	173

Span-America Medical Systems, Inc.	392	7

Spectranetics Corp. *	1,573	23

Stereotaxis, Inc. *	248	–

STERIS Corp.	7,709	273

SurModics, Inc. *	2,742	55

Symmetry Medical, Inc. *	3,543	35

Thoratec Corp. *	7,645	265

TranS1, Inc. *	2,286	6

United-Guardian, Inc.	560	11

Utah Medical Products, Inc.	2,564	87

Vascular Solutions, Inc. *	5,603	83

Volcano Corp. *	6,773	193

West Pharmaceutical Services, Inc.	5,438	289

Wright Medical Group, Inc. *	4,382	97

Young Innovations, Inc.	2,421	95
		7,210

Healthcare – Services – 2.1%

Addus HomeCare Corp. *	1,212	6

Air Methods Corp. *	2,287	273

Alliance HealthCare Services, Inc. *	5,409	8

Almost Family, Inc. *	5,230	111

Amedisys, Inc. *	5,080	70

Amsurg Corp. *	5,147	146

Assisted Living Concepts, Inc., Class A	7,657	58

Bio-Reference Labs, Inc. *	6,224	178

Capital Senior Living Corp. *	1,609	23

Centene Corp. *	6,773	253

Emeritus Corp. *	6,206	130

Ensign Group (The), Inc.	2,319	71

Gentiva Health Services, Inc. *	4,086	46

Health Management Associates, Inc., Class A *	34,400	289

HealthSouth Corp. *	9,915	238

IPC The Hospitalist Co., Inc. *	3,242	148

Kindred Healthcare, Inc. *	7,816	89

LHC Group, Inc. *	3,393	63

LifePoint Hospitals, Inc. *	6,500	278

Magellan Health Services, Inc. *	4,885	252

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Healthcare – Services – 2.1% – continued

Medcath Corp.	7,953	$62

Metropolitan Health Networks, Inc. *	4,032	38

Molina Healthcare, Inc. *	4,858	122

National Healthcare Corp.	1,460	70

RadNet, Inc. *	32,899	91

Skilled Healthcare Group, Inc., Class A *	15,064	97

Sun Healthcare Group, Inc. *	1,484	13

Sunrise Senior Living, Inc. *	3,508	50

Triple-S Management Corp., Class B *	3,808	80

U.S. Physical Therapy, Inc.	4,076	113

Universal American Corp. *	7,587	70

WellCare Health Plans, Inc. *	5,918	335
		3,871

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	4,820	71

Harbinger Group, Inc. *	12,836	108

Resource America, Inc., Class A	2,029	14
		193

Home Builders – 0.7%

AMREP Corp. *	6,493	65

Beazer Homes USA, Inc. *	1,780	6

Brookfield Residential Properties, Inc. *	618	9

Cavco Industries, Inc. *	2,961	136

Hovnanian Enterprises, Inc., Class A *	1,750	6

KB Home	8,407	121

M/I Homes, Inc. *	810	16

MDC Holdings, Inc.	7,179	277

Meritage Homes Corp. *	5,314	202

Nobility Homes, Inc. *	858	4

Ryland Group (The), Inc.	4,903	147

Skyline Corp.	2,443	13

Thor Industries, Inc.	4,991	181

Winnebago Industries, Inc. *	4,594	58
		1,241

Home Furnishings – 0.5%

American Woodmark Corp. *	3,546	71

DTS, Inc. *	2,011	47

Emerson Radio Corp. *	3,292	7

Ethan Allen Interiors, Inc.	5,408	118

Flexsteel Industries, Inc.	1,402	29

Furniture Brands International, Inc. *	3,243	5

Hooker Furniture Corp.	5,713	74

Kimball International, Inc., Class B	3,671	45

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Home Furnishings – 0.5% – continued

La-Z-Boy, Inc. *	8,279	$121

Sealy Corp. *	4,622	10

Select Comfort Corp. *	6,949	219

Stanley Furniture Co., Inc. *	1,505	7

TiVo, Inc. *	9,763	102

Universal Electronics, Inc. *	1,081	19

VOXX International Corp. *	1,063	8
		882

Household Products/Wares – 0.4%

ACCO Brands Corp. *	10,998	71

American Greetings Corp., Class A	4,767	80

Blyth, Inc.	2,536	66

Central Garden and Pet Co., Class A *	4,349	52

CSS Industries, Inc.	1,391	29

Helen of Troy Ltd. *	3,146	100

Prestige Brands Holdings, Inc. *	2,849	48

Standard Register (The) Co.	20,498	15

WD-40 Co.	3,811	201
		662

Insurance – 3.1%

Alterra Capital Holdings Ltd.	10,938	262

American Equity Investment Life Holding Co.	9,241	108

American Safety Insurance Holdings Ltd. *	6,306	118

AMERISAFE, Inc. *	2,131	58

Amtrust Financial Services, Inc.	4,931	126

Argo Group International Holdings Ltd.	2,161	70

Baldwin & Lyons, Inc., Class B	3,646	87

Citizens, Inc. *	11,848	124

CNO Financial Group, Inc.	27,270	263

Crawford & Co., Class B	16,644	83

Donegal Group, Inc., Class A	1,646	23

Eastern Insurance Holdings, Inc.	1,202	20

eHealth, Inc. *	5,009	94

EMC Insurance Group, Inc.	5,619	118

Employers Holdings, Inc.	6,433	118

Endurance Specialty Holdings Ltd.	5,310	205

FBL Financial Group, Inc., Class A	1,889	63

First Acceptance Corp. *	3,114	4

First American Financial Corp.	11,133	241

Flagstone Reinsurance Holdings S.A.	9,207	79

GAINSCO, Inc.	714	8

Global Indemnity PLC *	559	12

Greenlight Capital Re Ltd., Class A *	4,200	104

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Insurance – 3.1% – continued

Hallmark Financial Services, Inc. *	940	$8

Hanover Insurance Group (The), Inc.	4,755	177

Hilltop Holdings, Inc. *	2,853	36

Horace Mann Educators Corp.	3,912	71

Independence Holding Co.	1,046	11

Infinity Property & Casualty Corp.	466	28

Investors Title Co.	2,022	132

Kansas City Life Insurance Co.	1,895	73

Kemper Corp.	5,408	166

Life Partners Holdings, Inc.	15,996	43

Maiden Holdings Ltd.	264	2

Meadowbrook Insurance Group, Inc.	3,683	28

MGIC Investment Corp. *	21,580	33

Montpelier Re Holdings Ltd.	9,501	210

National Interstate Corp.	3,245	84

National Western Life Insurance Co., Class A	563	81

OneBeacon Insurance Group Ltd., Class A	4,195	56

Phoenix (The) Cos., Inc. *	353	11

Platinum Underwriters Holdings Ltd.	5,003	205

Presidential Life Corp.	2,322	32

Primerica, Inc.	3,574	102

Primus Guaranty Ltd. *	2,024	16

ProAssurance Corp.	3,854	349

Protective Life Corp.	10,070	264

Radian Group, Inc.	14,359	62

RLI Corp.	3,128	209

Safety Insurance Group, Inc.	2,423	111

SeaBright Holdings, Inc.	1,202	13

Selective Insurance Group, Inc.	5,829	111

StanCorp Financial Group, Inc.	5,314	166

Stewart Information Services Corp.	5,172	104

Symetra Financial Corp.	4,941	61

Tower Group, Inc.	4,486	87

Unico American Corp.	214	2

United Fire Group, Inc.	5,020	126

Universal Insurance Holdings, Inc.	1,637	6

		5,664

Internet – 1.9%

1-800-Flowers.com, Inc., Class A *	3,508	13

Ancestry.com, Inc. *	4,009	121

AOL, Inc. *	7,645	269

AsiaInfo-Linkage, Inc. *	8,767	103

Blucora, Inc. *	3,110	55

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Internet – 1.9% – continued

Blue Nile, Inc. *	3,422	$127

BroadSoft, Inc. *	1,678	69

Cogent Communications Group, Inc.	7,712	177

comScore, Inc. *	2,989	46

Crexendo, Inc.	1,588	5

DealerTrack Holdings, Inc. *	7,186	200

ePlus, Inc. *	4,070	160

Global Sources Ltd. *	4,222	28

HealthStream, Inc. *	2,890	82

ICG Group, Inc. *	1,476	15

Internap Network Services Corp. *	3,914	28

iPass, Inc. *	1,989	4

Keynote Systems, Inc.	6,770	98

Lionbridge Technologies, Inc. *	2,708	9

Liquidity Services, Inc. *	4,321	217

ModusLink Global Solutions, Inc. *	7,603	28

Move, Inc. *	1,186	10

Move, Inc. – (Fractional Shares) †*	25,000	–

NIC, Inc.	5,274	78

Nutrisystem, Inc.	2,868	30

Online Resources Corp. *	1,889	6

OpenTable, Inc. *	1,746	73

Orbitz Worldwide, Inc. *	3,162	8

Overstock.com, Inc. *	832	9

PC-Tel, Inc.	1,358	10

Perficient, Inc. *	3,136	38

RealNetworks, Inc. *	2,944	24

Saba Software, Inc. *	1,350	13

Safeguard Scientifics, Inc. *	3,008	47

Sapient Corp. *	10,292	110

Shutterfly, Inc. *	3,862	120

Sourcefire, Inc. *	4,990	245

Stamps.com, Inc. *	5,028	116

Support.com, Inc. *	2,849	12

TeleCommunication Systems, Inc., Class A *	6,107	13

Travelzoo, Inc. *	3,539	83

United Online, Inc.	18,732	103

Unwired Planet, Inc. *	3,125	6

ValueClick, Inc. *	9,921	171

VASCO Data Security International, Inc. *	3,130	29

VirnetX Holding Corp. *	2,704	69

Vocus, Inc. *	2,590	52

Web.com Group, Inc. *	1,902	34

Websense, Inc. *	6,391	100

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Internet – 1.9% – continued

Zix Corp. *	3,388	$10
		3,473

Investment Companies – 0.5%

Apollo Investment Corp.	22,090	174

Arlington Asset Investment Corp., Class A	554	13

BlackRock Kelso Capital Corp.	10,855	106

Capital Southwest Corp.	797	89

Gladstone Investment Corp.	1,218	10

Harris & Harris Group, Inc. *	1,480	6

Hercules Technology Growth Capital, Inc.	2,849	31

KCAP Financial, Inc.	1,628	15

MCG Capital Corp.	4,736	22

Medallion Financial Corp.	936	11

NGP Capital Resources Co.	960	7

PennantPark Investment Corp.	1,202	13

Prospect Capital Corp.	9,759	112

Solar Capital Ltd.	2,704	62

Steel Excel, Inc. *	2,778	70

TICC Capital Corp.	1,480	15

Triangle Capital Corp.	3,263	84
		840

Iron/Steel – 0.3%

AK Steel Holding Corp.	11,655	56

Commercial Metals Co.	15,664	207

Great Northern Iron Ore Properties	277	22

Schnitzer Steel Industries, Inc., Class A	2,424	68

Shiloh Industries, Inc.	1,618	18

Universal Stainless & Alloy *	2,719	101
		472

Leisure Time – 0.6%

Ambassadors Group, Inc.	832	5

Arctic Cat, Inc. *	3,543	147

Bowl America, Inc., Class A	560	7

Brunswick Corp.	12,120	274

Callaway Golf Co.	11,136	68

Interval Leisure Group, Inc.	3,229	61

Johnson Outdoors, Inc., Class A *	3,672	79

Life Time Fitness, Inc. *	5,472	250

Marine Products Corp.	2,710	16

Town Sports International Holdings, Inc. *	3,268	41

WMS Industries, Inc. *	7,459	122
		1,070

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Lodging – 0.3%

Ameristar Casinos, Inc.	7,059	$126

Boyd Gaming Corp. *	1,235	9

Gaylord Entertainment Co. *	4,348	172

Marcus Corp.	2,441	27

Monarch Casino & Resort, Inc. *	942	8

Morgans Hotel Group Co. *	8,091	52

Orient-Express Hotels Ltd., Class A *	6,620	59

Red Lion Hotels Corp. *	1,220	7
		460

Machinery – Construction & Mining – 0.1%

Astec Industries, Inc. *	3,263	103

Machinery – Diversified – 1.8%

Alamo Group, Inc.	1,114	38

Altra Holdings, Inc.	6,661	121

Applied Industrial Technologies, Inc.	6,529	271

Briggs & Stratton Corp.	6,391	119

Cascade Corp.	1,919	105

Chart Industries, Inc. *	3,409	252

Cognex Corp.	4,195	145

Columbus McKinnon Corp. *	1,341	20

DXP Enterprises, Inc. *	3,723	178

Flow International Corp. *	6,211	23

Global Power Equipment Group, Inc.	4,136	76

Gorman-Rupp (The) Co.	4,011	108

Hollysys Automation Technologies Ltd. *	4,102	40

Hurco Cos., Inc. *	1,080	25

Intermec, Inc. *	7,038	44

iRobot Corp. *	3,438	78

Kadant, Inc. *	800	19

Key Technology, Inc. *	4,860	47

Lindsay Corp.	1,480	107

Manitowoc (The) Co., Inc.	17,554	234

Middleby Corp. *	2,700	312

NACCO Industries, Inc., Class A	1,207	151

Robbins & Myers, Inc.	4,251	253

Sauer-Danfoss, Inc.	2,097	84

Tecumseh Products Co., Class A *	1,236	6

Tennant Co.	2,890	124

Twin Disc, Inc.	2,717	49

Zebra Technologies Corp., Class A *	6,800	255
		3,284

Media – 0.5%

Courier Corp.	9,638	118

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Media – 0.5% – continued

Crown Media Holdings, Inc., Class A *	4,197	$7

Daily Journal Corp. *	700	66

Digital Generation, Inc. *	3,390	39

Dolan (The) Co. *	832	4

Entercom Communications Corp., Class A *	6,247	43

Fisher Communications, Inc. *	524	19

Journal Communications, Inc., Class A *	4,328	22

LIN TV Corp., Class A *	3,658	16

LodgeNet Interactive Corp. *	1,758	1

Martha Stewart Living Omnimedia, Class A	2,829	9

Meredith Corp.	3,521	123

New York Times (The) Co., Class A *	13,427	131

Nexstar Broadcasting Group, Inc., Class A *	1,900	20

Outdoor Channel Holdings, Inc.	8,322	61

Saga Communications, Inc., Class A *	522	21

Scholastic Corp.	3,781	120

Sinclair Broadcast Group, Inc., Class A	5,851	66

Value Line, Inc.	2,839	28

World Wrestling Entertainment, Inc., Class A	7,341	59
		973

Metal Fabrication/Hardware – 1.0%

A.M. Castle & Co. *	5,410	68

Ampco-Pittsburgh Corp.	1,855	34

CIRCOR International, Inc.	2,729	103

Dynamic Materials Corp.	3,280	49

Eastern (The) Co.	4,034	76

Furmanite Corp. *	9,081	52

Haynes International, Inc.	2,529	132

Kaydon Corp.	3,801	85

L.B. Foster Co., Class A	4,499	145

Lawson Products, Inc.	2,523	17

Mueller Industries, Inc.	5,551	252

Mueller Water Products, Inc., Class A	18,167	89

Northwest Pipe Co. *	4,321	106

Olympic Steel, Inc.	2,590	44

Omega Flex, Inc. *	555	6

RBC Bearings, Inc. *	4,211	203

RTI International Metals, Inc. *	4,941	118

Sun Hydraulics Corp.	3,449	92

Worthington Industries, Inc.	8,824	191
		1,862

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Mining – 0.8%

AMCOL International Corp.	2,421	$82

Century Aluminum Co. *	4,382	31

Coeur d’Alene Mines Corp. *	12,121	350

General Moly, Inc. *	3,101	10

Globe Specialty Metals, Inc.	9,697	148

Gold Resource Corp.	4,755	102

Hecla Mining Co.	30,117	197

Horsehead Holding Corp. *	8,828	83

Kaiser Aluminum Corp.	1,753	102

Materion Corp.	1,769	42

McEwen Mining, Inc. *	2,189	10

Stillwater Mining Co. *	14,019	165

United States Lime & Minerals, Inc. *	1,480	71

Uranerz Energy Corp. *	9,067	15

Uranium Energy Corp. *	2,051	5

USEC, Inc. *	79,734	62
		1,475

Miscellaneous Manufacturing – 2.2%

A.O. Smith Corp.	4,881	281

Actuant Corp., Class A	8,708	249

American Railcar Industries, Inc. *	3,463	98

AZZ, Inc.	5,418	206

Barnes Group, Inc.	6,233	156

Blount International, Inc. *	5,912	78

Ceradyne, Inc.	4,734	116

Chase Corp.	526	10

CLARCOR, Inc.	6,849	306

Colfax Corp. *	2,592	95

Eastman Kodak Co. *	28,500	5

EnPro Industries, Inc. *	2,313	83

Federal Signal Corp. *	14,051	89

FreightCar America, Inc.	4,186	74

GP Strategies Corp. *	947	18

Harsco Corp.	10,700	220

Hexcel Corp. *	11,809	284

Hillenbrand, Inc.	9,137	166

Koppers Holdings, Inc.	2,160	75

LSB Industries, Inc. *	2,977	131

Metabolix, Inc. *	2,174	4

Movado Group, Inc.	1,774	60

Myers Industries, Inc.	3,540	55

NL Industries, Inc.	3,507	40

PMFG, Inc. *	3,288	26

Polypore International, Inc. *	6,194	219

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Miscellaneous Manufacturing – 2.2% – continued

Raven Industries, Inc.	5,734	$169

Smith & Wesson Holding Corp. *	1,496	16

Standex International Corp.	3,033	135

STR Holdings, Inc. *	5,314	16

Sturm Ruger & Co., Inc.	7,168	355

Tredegar Corp.	6,433	114

Trimas Corp. *	3,596	87
		4,036

Office Furnishings – 0.3%

CompX International, Inc.	101	1

Herman Miller, Inc.	5,851	114

HNI Corp.	5,707	146

Interface, Inc.	8,289	109

Knoll, Inc.	7,443	104

Steelcase, Inc., Class A	11,935	118

Virco Manufacturing Corp. *	2,033	5
		597

Oil & Gas – 3.3%

Alon USA Energy, Inc.	3,386	46

Apco Oil and Gas International, Inc.	1,297	21

Approach Resources, Inc. *	3,533	106

ATP Oil & Gas Corp. *	4,866	1

Berry Petroleum Co., Class A	6,369	259

Bill Barrett Corp. *	4,748	118

Callon Petroleum Co. *	6,642	41

Carrizo Oil & Gas, Inc. *	5,352	134

Cheniere Energy, Inc. *	11,754	183

Clayton Williams Energy, Inc. *	1,087	56

Comstock Resources, Inc. *	4,848	89

Contango Oil & Gas Co. *	2,180	107

CVR Energy, Inc. *	12,890	474

Delek US Holdings, Inc.	3,523	90

Double Eagle Petroleum Co. *	5,687	31

Endeavour International Corp. *	1,100	11

Energy XXI Bermuda Ltd.	8,671	303

EPL Oil & Gas, Inc. *	4,009	81

Evolution Petroleum Corp. *	7,552	61

FX Energy, Inc. *	7,400	55

GMX Resources, Inc. *	19,683	16

Gran Tierra Energy, Inc. *	40,356	209

Gulfport Energy Corp. *	7,741	242

Halcon Resources Corp. *	5,036	37

Harvest Natural Resources, Inc. *	10,542	94

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Oil & Gas – 3.3% – continued

Hercules Offshore, Inc. *	5,683	$28

Houston American Energy Corp. *	1,335	1

Isramco, Inc. *	566	66

Kodiak Oil & Gas Corp. *	28,718	269

Magnum Hunter Resources Corp. *	15,851	70

McMoRan Exploration Co. *	11,282	133

Northern Oil and Gas, Inc. *	8,697	148

Oasis Petroleum, Inc. *	8,391	247

Panhandle Oil and Gas, Inc., Class A	3,629	111

PDC Energy, Inc. *	3,794	120

Penn Virginia Corp .	8,083	50

Petroquest Energy, Inc. *	10,570	71

PrimeEnergy Corp. *	4,608	129

Quicksilver Resources, Inc. *	13,147	54

Rex Energy Corp. *	5,904	79

Rosetta Resources, Inc. *	6,209	297

SandRidge Energy, Inc. *	11,772	82

Stone Energy Corp. *	7,258	182

Swift Energy Co. *	5,381	112

Texas Pacific Land Trust	1,480	81

Triangle Petroleum Corp. *	3,861	28

Vaalco Energy, Inc. *	11,811	101

Vanguard Natural Resources LLC	7,056	204

W&T Offshore, Inc.	6,247	117

Warren Resources, Inc. *	2,978	9

Western Refining, Inc.	8,597	225

ZaZa Energy Corp. *	4,371	13

Zion Oil & Gas, Inc. *	1,221	3
		5,895

Oil & Gas Services – 1.8%

Basic Energy Services, Inc. *	6,256	70

Bolt Technology Corp.	6,555	94

Cal Dive International, Inc. *	13,818	21

Dawson Geophysical Co. *	2,976	75

Dril-Quip, Inc. *	5,432	390

Exterran Holdings, Inc. *	12,681	257

Geokinetics, Inc. *	9,456	3

Global Geophysical Services, Inc. *	2,722	15

Gulf Island Fabrication, Inc.	2,693	75

Helix Energy Solutions Group, Inc. *	13,450	246

Hornbeck Offshore Services, Inc. *	4,326	159

ION Geophysical Corp. *	21,620	150

Key Energy Services, Inc. *	18,606	130

Lufkin Industries, Inc.	4,546	245

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Oil & Gas Services – 1.8% – continued

Matrix Service Co. *	4,435	$47

Mitcham Industries, Inc. *	3,077	49

Natural Gas Services Group, Inc. *	5,187	78

Newpark Resources, Inc. *	14,512	108

OYO Geospace Corp. *	1,264	155

Pioneer Energy Services Corp. *	8,707	68

RPC, Inc.	14,401	171

Superior Energy Services, Inc. *	6,925	142

T.G.C. Industries, Inc. *	6,758	49

Targa Resources Corp .	5,035	253

TETRA Technologies, Inc. *	8,951	54

Union Drilling, Inc. *	1,087	7

Willbros Group, Inc. *	10,160	55
		3,166

Packaging & Containers – 0.1%

AEP Industries, Inc. *	2,289	138

Graphic Packaging Holding Co. *	10,460	61
		199

Pharmaceuticals – 2.9%

Acura Pharmaceuticals, Inc. *	24,508	43

Akorn, Inc. *	11,357	150

Alimera Sciences, Inc. *	3,791	10

Alkermes PLC *	8,140	169

Amicus Therapeutics, Inc. *	2,204	11

Anika Therapeutics, Inc. *	1,398	21

Array BioPharma, Inc. *	2,730	16

Auxilium Pharmaceuticals, Inc. *	3,794	93

AVANIR Pharmaceuticals, Inc., Class A *	37,562	120

BioDelivery Sciences International, Inc. *	2,164	14

BioScrip, Inc. *	5,572	51

Biospecifics Technologies Corp. *	277	5

Clovis Oncology, Inc. *	2,097	43

Cumberland Pharmaceuticals, Inc. *	100	1

Cytori Therapeutics, Inc. *	1,102	5

Depomed, Inc. *	1,630	10

Durect Corp. *	3,795	5

Dyax Corp. *	2,589	7

Heska Corp.	3,729	34

Hi-Tech Pharmacal Co., Inc. *	2,051	68

Idenix Pharmaceuticals, Inc. *	2,318	11

Impax Laboratories, Inc. *	8,904	231

Infinity Pharmaceuticals, Inc. *	1,341	32

Isis Pharmaceuticals, Inc. *	14,266	201

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Pharmaceuticals – 2.9% – continued

Jazz Pharmaceuticals PLC *	4,229	$241

Lannett Co., Inc. *	1,609	8

MAP Pharmaceuticals, Inc. *	7,772	121

Medicis Pharmaceutical Corp., Class A	7,574	328

Nabi Biopharmaceuticals *	5,952	10

Natural Alternatives International, Inc. *	867	5

Nature’s Sunshine Products, Inc.	7,472	122

Nektar Therapeutics *	8,017	86

Neogen Corp. *	2,299	98

Neurocrine Biosciences, Inc. *	1,918	15

Nutraceutical International Corp. *	1,885	30

Obagi Medical Products, Inc. *	7,163	89

Omega Protein Corp. *	1,069	7

Onyx Pharmaceuticals, Inc. *	6,846	578

Opko Health, Inc. *	10,455	44

Optimer Pharmaceuticals, Inc. *	1,642	23

Orexigen Therapeutics, Inc. *	40,037	229

Osiris Therapeutics, Inc. *	2,590	29

Pain Therapeutics, Inc. *	4,335	22

Par Pharmaceutical Cos., Inc. *	4,608	230

Pharmacyclics, Inc. *	7,300	471

PharMerica Corp. *	7,698	97

Pozen, Inc. *	1,341	9

Progenics Pharmaceuticals, Inc. *	1,504	4

Questcor Pharmaceuticals, Inc. *	6,899	128

Salix Pharmaceuticals Ltd. *	7,792	330

Santarus, Inc. *	2,290	20

Schiff Nutrition International, Inc. *	1,372	33

Sciclone Pharmaceuticals, Inc. *	2,305	13

SIGA Technologies, Inc. *	6,664	21

Sucampo Pharmaceuticals, Inc., Class A *	11,315	57

Synageva BioPharma Corp. *	621	33

Synta Pharmaceuticals Corp. *	1,913	14

Targacept, Inc. *	2,704	13

USANA Health Sciences, Inc. *	1,480	69

Vanda Pharmaceuticals, Inc. *	832	3

ViroPharma, Inc. *	11,592	350
		5,331

Pipelines – 0.2%

Crosstex Energy, Inc.	3,525	49

Niska Gas Storage Partners LLC	8,112	102

SemGroup Corp., Class A *	5,874	217
		368

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate – 0.5%

Alexander & Baldwin, Inc. *	5,830	$172

American Realty Investors, Inc. *	665	2

AV Homes, Inc. *	6,532	97

Consolidated-Tomoka Land Co.	1,887	62

Forestar Group, Inc. *	7,008	117

Kennedy-Wilson Holdings, Inc.	2,162	30

Sovran Self Storage, Inc.	4,475	259

St. Joe (The) Co. *	6,713	131

Stratus Properties, Inc. *	214	2

Trinity Place Holdings, Inc. *	1,013	4
		876

Real Estate Investment Trusts – 7.0%

Acadia Realty Trust	5,267	131

Agree Realty Corp.	5,051	129

Alexander’s, Inc.	563	241

American Assets Trust, Inc.	1,707	46

American Realty Capital Trust, Inc.	22,000	258

Anworth Mortgage Asset Corp.	13,427	91

Apollo Commercial Real Estate Finance, Inc.	6,806	118

Arbor Realty Trust, Inc.	3,264	20

ARMOUR Residential REIT, Inc.	18,928	145

Ashford Hospitality Trust, Inc.	17,886	150

Associated Estates Realty Corp.	5,299	80

Brandywine Realty Trust	18,617	227

BRT Realty Trust *	3,541	23

Capital Trust, Inc., Class A *	2,797	11

CapLease, Inc.	17,256	89

Capstead Mortgage Corp.	11,855	160

Cedar Realty Trust, Inc.	15,982	84

Chesapeake Lodging Trust	4,102	82

Colonial Properties Trust	11,841	249

Colony Financial, Inc.	6,340	124

CommonWealth REIT	10,548	154

Coresite Realty Corp.	186	5

Cousins Properties, Inc.	11,946	95

CreXus Investment Corp.	3,543	38

CubeSmart	16,109	207

CYS Investments, Inc.	16,162	228

DCT Industrial Trust, Inc.	30,583	198

DiamondRock Hospitality Co.	27,358	263

DuPont Fabros Technology, Inc.	9,883	250

Dynex Capital, Inc.	7,584	82

EastGroup Properties, Inc.	4,470	238

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 7.0% – continued

Education Realty Trust, Inc.	14,835	$162

Entertainment Properties Trust	6,305	280

Equity Lifestyle Properties, Inc.	4,274	291

Equity One, Inc.	6,663	140

Excel Trust, Inc.	2,517	29

FelCor Lodging Trust, Inc. *	14,915	71

First Industrial Realty Trust, Inc. *	12,352	162

First Potomac Realty Trust	4,867	63

Franklin Street Properties Corp.	7,739	86

Getty Realty Corp.	4,644	83

Gladstone Commercial Corp.	3,781	69

Glimcher Realty Trust	14,820	157

Gramercy Capital Corp. *	2,428	7

Gyrodyne Co. of America, Inc. *	353	38

Healthcare Realty Trust, Inc.	10,951	252

Hersha Hospitality Trust	14,466	71

Highwoods Properties, Inc.	9,669	315

Hudson Pacific Properties, Inc.	740	14

Inland Real Estate Corp.	12,028	99

Invesco Mortgage Capital, Inc.	14,281	287

Investors Real Estate Trust	12,587	104

iStar Financial, Inc. *	9,644	80

Kite Realty Group Trust	1,919	10

LaSalle Hotel Properties	12,720	340

Lexington Realty Trust	20,233	195

LTC Properties, Inc.	3,405	108

Medical Properties Trust, Inc.	15,060	157

MHI Hospitality Corp.	643	3

Mission West Properties, Inc.	1,085	9

Monmouth Real Estate Investment Corp., Class A	8,132	91

MPG Office Trust, Inc. *	9,039	30

National Health Investors, Inc.	3,270	168

New York Mortgage Trust, Inc.	1,025	7

Newcastle Investment Corp.	14,647	110

NorthStar Realty Finance Corp.	15,722	100

Omega Healthcare Investors, Inc.	15,920	362

One Liberty Properties, Inc.	2,598	48

Parkway Properties, Inc.	8,296	111

Pebblebrook Hotel Trust	6,727	157

Pennsylvania Real Estate Investment Trust	8,798	140

PennyMac Mortgage Investment Trust	6,340	148

PMC Commercial Trust	935	7

Post Properties, Inc.	7,419	356

Potlatch Corp.	5,574	208

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 7.0% – continued

PS Business Parks, Inc.	2,322	$155

RAIT Financial Trust	20,396	107

Ramco-Gershenson Properties Trust	4,748	60

Redwood Trust, Inc.	8,670	125

Resource Capital Corp.	7,715	45

Retail Opportunity Investments Corp.	10,349	133

Sabra Health Care REIT, Inc.	5,027	101

Saul Centers, Inc.	2,402	107

Starwood Property Trust, Inc.	15,770	367

Strategic Hotels & Resorts, Inc. *	24,367	146

Sun Communities, Inc.	5,685	251

Sunstone Hotel Investors, Inc. *	18,182	200

Terreno Realty Corp.	3,170	50

Two Harbors Investment Corp.	29,735	349

UMH Properties, Inc.	2,231	27

Universal Health Realty Income Trust	1,367	63

Urstadt Biddle Properties, Inc., Class A	3,660	74

Washington Real Estate Investment Trust	10,276	276

Whitestone REIT	1,864	25

Winthrop Realty Trust	8,989	97
		12,699

Retail – 6.2%

Aeropostale, Inc. *	9,231	125

AFC Enterprises, Inc. *	3,856	95

ALCO Stores, Inc. *	800	6

America’s Car-Mart, Inc. *	2,580	117

ANN, Inc. *	1,456	55

Asbury Automotive Group, Inc. *	5,297	148

Big 5 Sporting Goods Corp.	1,909	19

Biglari Holdings, Inc. *	279	102

BJ’s Restaurants, Inc. *	3,144	143

Bob Evans Farms, Inc.	4,409	172

Books-A-Million, Inc. *	2,579	8

Brown Shoe Co., Inc.	7,887	126

Buckle (The), Inc.	3,794	172

Buffalo Wild Wings, Inc. *	2,868	246

Build-A-Bear Workshop, Inc. *	1,894	7

Cabela’s, Inc. *	7,465	408

Carrols Restaurant Group, Inc. *	1,358	8

Casey’s General Stores, Inc.	7,197	411

Cash America International, Inc.	3,809	147

Cato (The) Corp., Class A	3,371	100

CEC Entertainment, Inc.	5,410	163

Cheesecake Factory (The), Inc.	7,601	272

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.2% – continued

Children’s Place Retail Stores (The), Inc. *	3,794	$228

Christopher & Banks Corp.	2,713	9

Citi Trends, Inc. *	1,202	15

Coinstar, Inc. *	3,540	159

Collective Brands, Inc. *	7,199	156

Conn’s, Inc. *	2,704	60

Cracker Barrel Old Country Store, Inc.	2,156	145

Denny’s Corp. *	2,152	10

Destination Maternity Corp.	839	16

DineEquity, Inc. *	1,641	92

Domino’s Pizza, Inc.	7,062	266

Einstein Noah Restaurant Group, Inc.	3,826	68

Express, Inc. *	12,186	181

Ezcorp, Inc., Class A *	5,874	135

Famous Dave’s Of America, Inc. *	2,317	22

Fiesta Restaurant Group, Inc. *	1,358	21

Finish Line (The), Inc., Class A	6,764	154

First Cash Financial Services, Inc. *	4,053	186

Francesca’s Holdings Corp. *	3,199	98

Fred’s, Inc., Class A	6,159	88

Frisch’s Restaurants, Inc.	3,450	68

Gaiam, Inc., Class A *	800	3

Genesco, Inc. *	2,704	180

GNC Holdings, Inc., Class A	820	32

Group 1 Automotive, Inc.	2,590	156

Haverty Furniture Cos., Inc.	2,174	30

hhgregg, Inc. *	2,321	16

Hibbett Sports, Inc. *	4,744	282

Hot Topic, Inc.	3,249	28

HSN, Inc.	6,154	302

Jack in the Box, Inc. *	6,928	195

Jos. A. Bank Clothiers, Inc. *	4,882	237

Kirkland’s, Inc. *	4,290	43

Kona Grill, Inc. *	6,247	56

Krispy Kreme Doughnuts, Inc. *	10,325	82

Lithia Motors, Inc., Class A	1,492	50

Luby’s, Inc. *	1,473	10

Lumber Liquidators Holdings, Inc. *	2,377	120

Men’s Wearhouse (The), Inc.	5,829	201

New York & Co., Inc. *	2,296	9

Nu Skin Enterprises, Inc., Class A	6,772	263

Office Depot, Inc. *	31,609	81

OfficeMax, Inc.	16,520	129

Pacific Sunwear of California, Inc. *	7,723	19

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Retail – 6.2% – continued

Pantry (The), Inc. *	793	$11

Papa John’s International, Inc. *	2,459	131

PC Connection, Inc.	1,235	14

PC Mall, Inc. *	1,094	6

Penske Automotive Group, Inc.	9,345	281

Pep Boys-Manny, Moe & Jack (The)	7,872	80

PetMed Express, Inc.	2,849	29

Pier 1 Imports, Inc.	12,056	226

Pricesmart, Inc.	2,969	225

RadioShack Corp.	12,028	29

Red Robin Gourmet Burgers, Inc. *	6,292	205

Regis Corp.	9,345	172

Rite Aid Corp. *	17,921	21

Ruby Tuesday, Inc. *	13,714	99

rue21, Inc. *	1,118	35

Rush Enterprises, Inc., Class A *	5,297	102

Ruth’s Hospitality Group, Inc. *	3,239	21

Saks, Inc. *	13,038	134

Shoe Carnival, Inc.	3,909	92

Sonic Automotive, Inc., Class A	7,670	146

Sonic Corp. *	12,087	124

Stage Stores, Inc.	6,624	139

Stein Mart, Inc. *	3,270	28

Steinway Musical Instruments, Inc. *	2,701	66

Susser Holdings Corp. *	819	30

Systemax, Inc. *	7,179	85

Texas Roadhouse, Inc.	9,746	167

Tuesday Morning Corp. *	1,360	9

Vera Bradley, Inc. *	559	13

Vitamin Shoppe, Inc. *	2,797	163

Wendy’s (The) Co.	38,000	173

West Marine, Inc. *	936	10

Wet Seal (The), Inc., Class A *	2,589	8

World Fuel Services Corp.	8,537	304

Zale Corp. *	2,567	18

Zumiez, Inc. *	2,072	57
		11,204

Savings & Loans – 1.5%

Astoria Financial Corp.	10,909	108

Bank Mutual Corp.	5,430	25

BankFinancial Corp.	1,890	17

Beacon Federal Bancorp, Inc.	5,221	107

Beneficial Mutual Bancorp, Inc. *	9,347	89

Berkshire Hills Bancorp, Inc.	6,310	144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Savings & Loans – 1.5% – continued

Brookline Bancorp, Inc.	5,840	$51

Cape Bancorp, Inc. *	1,086	10

Capitol Federal Financial, Inc.	19,674	235

Cheviot Financial Corp.	692	6

Chicopee Bancorp, Inc. *	832	12

Clifton Savings Bancorp, Inc.	2,869	32

Dime Community Bancshares, Inc.	2,844	41

ESB Financial Corp.	626	9

ESSA Bancorp, Inc.	832	9

First Clover Leaf Financial Corp.	267	2

First Defiance Financial Corp.	692	12

First Financial Holdings, Inc.	5,028	65

First Financial Northwest, Inc. *	940	8

First Niagara Financial Group, Inc.	13,150	106

First Pactrust Bancorp, Inc.	932	12

Flushing Financial Corp.	1,760	28

Fox Chase Bancorp, Inc.	5,993	94

Heritage Financial Group, Inc.	3,800	50

HF Financial Corp.	665	8

Hingham Institution for Savings	64	4

Home Federal Bancorp, Inc.	3,409	39

Investors Bancorp, Inc. *	3,239	59

Kaiser Federal Financial Group, Inc.	685	10

Kearny Financial Corp.	8,796	86

Kentucky First Federal Bancorp	862	6

Lake Shore Bancorp, Inc.	267	3

Meridian Interstate Bancorp, Inc. *	698	11

Meta Financial Group, Inc.	450	11

MutualFirst Financial, Inc.	546	6

NASB Financial, Inc. *	4,779	119

Newport Bancorp, Inc. *	149	2

Northeast Community Bancorp, Inc.	1,021	6

Northfield Bancorp, Inc.	5,840	93

Northwest Bancshares, Inc.	9,904	121

OceanFirst Financial Corp.	5,309	78

Oritani Financial Corp.	9,192	138

Provident Financial Services, Inc.	9,044	143

Provident New York Bancorp	3,790	36

Prudential Bancorp, Inc. of Pennsylvania *	1,290	8

Pulaski Financial Corp.	797	7

Rockville Financial, Inc.	1,234	15

Roma Financial Corp.	5,711	51

Severn Bancorp, Inc. *	1,582	5

SI Financial Group, Inc.	983	11

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Savings & Loans – 1.5% – continued

Teche Holding Co.	142	$6

TF Financial Corp.	299	7

United Financial Bancorp, Inc.	3,912	57

Washington Federal, Inc.	9,977	166

Waterstone Financial, Inc. *	3,370	17

Westfield Financial, Inc.	2,304	17

WSFS Financial Corp.	2,856	118
		2,736

Semiconductors – 2.7%

Aeroflex Holding Corp. *	7,832	52

Amkor Technology, Inc. *	15,175	67

ANADIGICS, Inc. *	4,619	6

ATMI, Inc. *	6,154	114

Brooks Automation, Inc.	9,861	79

BTU International, Inc. *	3,981	9

Cabot Microelectronics Corp.	3,136	110

Cascade Microtech, Inc. *	559	3

Cavium, Inc. *	4,102	137

Ceva, Inc. *	2,780	40

Cirrus Logic, Inc. *	11,129	427

Cohu, Inc.	5,331	50

Diodes, Inc. *	5,428	92

DSP Group, Inc. *	2,563	15

Emulex Corp. *	11,817	85

Entegris, Inc. *	14,243	116

Entropic Communications, Inc. *	6,556	38

Exar Corp. *	11,394	91

Fairchild Semiconductor International, Inc. *	13,427	176

FormFactor, Inc. *	5,829	33

GT Advanced Technologies, Inc. *	7,739	42

Hittite Microwave Corp. *	4,386	243

Integrated Device Technology, Inc. *	16,818	99

International Rectifier Corp. *	8,052	134

Intersil Corp., Class A	12,608	110

IXYS Corp. *	2,459	24

Kopin Corp. *	6,783	26

Kulicke & Soffa Industries, Inc. *	5,874	61

Lattice Semiconductor Corp. *	15,851	61

LTX – Credence Corp. *	15,291	88

Micrel, Inc.	10,178	106

Microsemi Corp. *	11,929	239

MIPS Technologies, Inc. *	5,608	42

MKS Instruments, Inc.	7,739	197

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Semiconductors – 2.7% – continued

Monolithic Power Systems, Inc. *	4,478	$89

OmniVision Technologies, Inc. *	6,564	92

Pericom Semiconductor Corp. *	2,160	19

Photronics, Inc. *	4,555	25

PLX Technology, Inc. *	1,236	7

PMC – Sierra, Inc. *	29,464	166

Power Integrations, Inc.	4,348	132

QLogic Corp. *	11,655	133

Rambus, Inc. *	7,272	40

Rubicon Technology, Inc. *	3,112	30

Rudolph Technologies, Inc. *	2,444	26

Semtech Corp. *	7,576	191

Silicon Image, Inc. *	2,844	13

Silicon Laboratories, Inc. *	5,594	206

Supertex, Inc. *	3,516	63

Tessera Technologies, Inc.	7,032	96

TriQuint Semiconductor, Inc. *	15,067	76

Ultratech, Inc. *	4,324	136

Veeco Instruments, Inc. *	4,728	142

Volterra Semiconductor Corp. *	3,525	77
		4,971

Software – 4.2%

Accelrys, Inc. *	3,370	29

ACI Worldwide, Inc. *	5,271	223

Actuate Corp. *	1,351	10

Acxiom Corp. *	7,751	142

Advent Software, Inc. *	6,251	154

American Software, Inc., Class A	15,036	123

Aspen Technology, Inc. *	11,371	294

athenahealth, Inc. *	4,625	424

Avid Technology, Inc. *	6,256	59

Blackbaud, Inc.	5,308	127

Bottomline Technologies, Inc. *	5,314	131

Callidus Software, Inc. *	2,038	10

CommVault Systems, Inc. *	5,698	335

Computer Programs & Systems, Inc.	3,783	210

Concur Technologies, Inc. *	5,062	373

CSG Systems International, Inc. *	5,544	125

Deltek, Inc. *	3,542	46

Digi International, Inc. *	5,395	55

Digital River, Inc. *	4,348	72

Ebix, Inc.	6,765	160

EPIQ Systems, Inc.	2,182	29

Fair Isaac Corp.	5,712	253

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Software – 4.2% – continued

FalconStor Software, Inc. *	1,628	$4

Geeknet, Inc. *	2,323	45

GSE Systems, Inc. *	1,480	3

inContact, Inc. *	7,858	51

InnerWorkings, Inc. *	1,228	16

Innodata, Inc. *	1,900	8

Interactive Intelligence Group, Inc. *	1,082	33

JDA Software Group, Inc. *	5,728	182

Mantech International Corp., Class A	3,794	91

Market Leader, Inc. *	3,371	23

Marlborough Software Development Holdings, Inc. *	1,004	–

MedAssets, Inc. *	2,308	41

Medidata Solutions, Inc. *	3,263	135

Mediware Information Systems *	9,143	200

MicroStrategy, Inc., Class A *	1,202	161

NetSuite, Inc. *	3,356	214

Official Payments Holdings, Inc. *	1,064	5

Omnicell, Inc. *	5,763	80

Opnet Technologies, Inc.	4,348	148

Parametric Technology Corp. *	14,639	319

Pegasystems, Inc.	3,378	98

Pervasive Software, Inc. *	1,502	13

Progress Software Corp. *	9,090	194

PROS Holdings, Inc. *	4,714	90

QAD, Inc., Class B *	942	13

QLIK Technologies, Inc. *	11,213	251

Quality Systems, Inc.	5,133	95

RealPage, Inc. *	8,951	202

Schawk, Inc.	5,418	71

Seachange International, Inc. *	1,480	12

Smith Micro Software, Inc. *	7,032	11

SolarWinds, Inc. *	6,340	353

Sonic Foundry, Inc. *	4,382	35

SS&C Technologies Holdings, Inc. *	2,704	68

Synchronoss Technologies, Inc. *	5,274	121

SYNNEX Corp. *	3,655	119

Take-Two Interactive Software, Inc. *	7,645	80

Tyler Technologies, Inc. *	5,681	250

Ultimate Software Group, Inc. *	3,543	362

Verint Systems, Inc. *	1,958	54

Wayside Technology Group, Inc.	745	9
		7,644

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	5,358	$90

Telecommunications – 2.9%

8x8, Inc. *	14,915	98

Acme Packet, Inc. *	7,700	132

ADTRAN, Inc.	8,678	150

Alaska Communications Systems Group, Inc.	7,946	18

Anaren, Inc. *	5,105	102

Anixter International, Inc.	4,187	241

Arris Group, Inc. *	13,972	179

Aruba Networks, Inc. *	10,733	241

Atlantic Tele-Network, Inc.	1,210	52

Aviat Networks, Inc. *	29,949	71

Aware, Inc.	738	5

Black Box Corp.	2,448	62

Cbeyond, Inc. *	2,868	28

Ciena Corp. *	9,243	126

Cincinnati Bell, Inc. *	30,363	173

Communications Systems, Inc.	3,131	35

Comtech Telecommunications Corp.	3,393	94

Comverse Technology, Inc. *	22,844	141

Consolidated Communications Holdings, Inc.	5,275	91

DigitalGlobe, Inc. *	4,848	99

EarthLink, Inc.	18,165	129

Extreme Networks, Inc. *	5,948	20

Finisar Corp. *	9,510	136

General Communication, Inc., Class A *	4,082	40

GeoEye, Inc. *	3,439	91

Globecomm Systems, Inc. *	1,625	18

Harmonic, Inc. *	11,935	54

HickoryTech Corp.	5,491	58

IDT Corp., Class B	2,051	21

Infinera Corp. *	10,349	57

InterDigital, Inc.	5,713	213

Ixia *	9,234	148

KVH Industries, Inc. *	3,394	46

Leap Wireless International, Inc. *	7,388	50

LogMeIn, Inc. *	2,035	46

Loral Space & Communications, Inc.	932	66

Lumos Networks Corp.	1,287	10

Meru Networks, Inc. *	4,475	15

NETGEAR, Inc. *	4,344	166

NeuStar, Inc., Class A *	7,127	285

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Telecommunications – 2.9% – continued

Neutral Tandem, Inc. *	2,028	$19

Novatel Wireless, Inc. *	8,953	18

NTELOS Holdings Corp.	2,499	43

Numerex Corp., Class A *	2,038	23

Oclaro, Inc. *	6,308	17

Oplink Communications, Inc. *	4,632	77

Plantronics, Inc.	6,291	222

Powerwave Technologies, Inc. *	671	–

Preformed Line Products Co.	798	43

Premiere Global Services, Inc. *	14,619	137

RF Micro Devices, Inc. *	33,513	132

RigNet, Inc. *	372	7

Shenandoah Telecommunications Co.	1,904	34

ShoreTel, Inc. *	7,670	31

Sonus Networks, Inc. *	18,555	35

Sycamore Networks, Inc. *	2,174	34

Symmetricom, Inc. *	15,138	106

Telestone Technologies Corp. *	2,313	4

Tellabs, Inc.	40,467	143

Tessco Technologies, Inc.	1,474	31

USA Mobility, Inc.	3,917	47

UTStarcom Holdings Corp. *	5,954	6

ViaSat, Inc. *	3,780	141

Warwick Valley Telephone Co.	298	4
		5,161

Textiles – 0.2%

G&K Services, Inc., Class A	3,647	114

Hallwood Group (The), Inc. *	100	1

UniFirst Corp.	2,721	182
		297

Toys, Games & Hobbies – 0.0%

JAKKS Pacific, Inc.	3,130	46

LeapFrog Enterprises, Inc. *	4,055	36
		82

Transportation – 1.8%

Air Transport Services Group, Inc. *	3,510	15

Arkansas Best Corp.	4,195	33

Atlas Air Worldwide Holdings, Inc. *	3,529	182

Bristow Group, Inc.	4,967	251

CAI International, Inc. *	2,851	58

Celadon Group, Inc.	797	13

Con-way, Inc.	7,377	202

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Transportation – 1.8% – continued

Covenant Transportation Group, Inc., Class A *	1,878	$9

Eagle Bulk Shipping, Inc. *	310	1

Forward Air Corp.	4,733	144

Frozen Food Express Industries *	7,846	15

Genesee & Wyoming, Inc., Class A *	4,600	308

Golar LNG Ltd.	4,626	179

Gulfmark Offshore, Inc., Class A *	2,471	82

Heartland Express, Inc.	9,621	129

Horizon Lines, Inc., Class A *	80	–

Hub Group, Inc., Class A *	4,731	140

International Shipholding Corp.	419	7

Knight Transportation, Inc.	8,660	124

Knightsbridge Tankers Ltd.	4,485	29

Marten Transport Ltd.	4,584	81

Matson, Inc.	5,830	122

Nordic American Tankers Ltd.	3,239	33

Old Dominion Freight Line, Inc. *	9,159	276

Overseas Shipholding Group, Inc.	3,543	23

P.A.M. Transportation Services, Inc.	7,200	72

Pacer International, Inc. *	2,437	10

Patriot Transportation Holding, Inc. *	1,579	44

PHI, Inc. (Non Voting) *	4,070	128

Providence and Worcester Railroad Co.	2,107	29

Saia, Inc. *	2,298	46

Ship Finance International Ltd.	7,032	111

Teekay Tankers Ltd., Class A	949	4

Ultrapetrol Bahamas Ltd. *	1,646	2

Universal Truckload Services, Inc.	4,513	72

USA Truck, Inc. *	688	2

UTi Worldwide, Inc.	13,800	186

Werner Enterprises, Inc.	6,664	142
		3,304

Trucking & Leasing – 0.3%

Amerco, Inc.	826	88

GATX Corp.	6,873	292

Greenbrier Cos., Inc. *	1,084	17

TAL International Group, Inc.	3,409	116

Textainer Group Holdings Ltd.	2,847	87

Willis Lease Finance Corp. *	808	10
		610

Water – 0.2%

Artesian Resources Corp., Class A	554	13

California Water Service Group	5,948	111

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Water – 0.2% – continued

Connecticut Water Service, Inc.	692	$22

Consolidated Water Co. Ltd.	4,764	39

Middlesex Water Co.	4,686	90

SJW Corp.	3,098	79

York Water Co.	3,816	70
		424
Total Common Stocks
(Cost $157,941)		174,384

RIGHTS – 0.0%

Healthcare – Products – 0.0%

American Medical Alert Corp. †*	13,109	–

Pharmaceuticals – 0.0%

Allos Therapeutics, Inc.(1) *	7,039	–

Forest Laboratories, Inc. (Contingent Value Rights) †*	3,326	–
		–
Total Rights
(Cost $ –)		–

OTHER – 0.0%

Escrow Adolor Corp.	1,241	–
Total Other
(Cost $ –)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50 *	1,700	$–
Total Warrants
(Cost $ –)		–

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2) (3)	5,659,413	$5,659
Total Investment Companies
(Cost $5,659)		5,659

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.14%, 11/1/12 (4)	$930	$930
Total Short-Term Investments
(Cost $930)		930

Total Investments – 99.8%
(Cost $164,530)		180,973

Other Assets less Liabilities – 0.2%		371
NET ASSETS – 100.0%		$181,344

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,851,000 with net sales of approximately $4,192,000 during the six months ended September 30, 2012.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)

Russell 2000 Mini	76	$6,341	Long	12/12	$(47)

At September 30, 2012, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	3.9
Energy	6.4
Financials	21.2
Health Care	13.2
Industrials	15.5
Information Technology	17.2
Materials	4.8
Telecommunication Services	0.7
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC. The Fund valued certain securities at cost.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Core Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Advertising	$63	$–	$–	$63
Aerospace/Defense	2,706	4	–	2,710
Agriculture	642	–	–	642
Airlines	942	–	–	942
Apparel	2,548	–	–	2,548
Auto Manufacturers	57	–	–	57
Auto Parts & Equipment	1,273	–	–	1,273
Banks	9,997	3	–	10,000
Beverages	563	–	–	563
Biotechnology	3,671	–	–	3,671
Building Materials	2,045	–	–	2,045
Chemicals	3,408	–	–	3,408
Coal	488	–	–	488
Commercial Services	10,739	–	–	10,739
Computers	3,661	–	–	3,661
Cosmetics/Personal Care	289	–	–	289
Distribution/Wholesale	1,974	–	–	1,974
Diversified Financial Services	3,853	–	–	3,853
Electric	3,789	–	–	3,789
Electrical Components & Equipment	1,830	–	–	1,830
Electronics	4,507	–	–	4,507
Energy-Alternate Sources	183	–	–	183
Engineering & Construction	1,800	–	–	1,800
Entertainment	1,956	–	–	1,956
Environmental Control	942	–	–	942
Food	3,744	4	–	3,748
Forest Products & Paper	1,203	–	–	1,203
Gas	1,870	–	–	1,870
Hand/Machine Tools	205	–	–	205
Healthcare-Products	7,210	–	–	7,210
Healthcare-Services	3,809	–	62	3,871
Holding Companies-Diversified	193	–	–	193
Home Builders	1,236	5	–	1,241
Home Furnishings	876	6	–	882
Household Products/Wares	662	–	–	662
Insurance	5,654	10	–	5,664
Internet	3,468	5	–	3,473

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$840		$–	$–	$840
Iron/Steel	472		–	–	472
Leisure Time	1,070		–	–	1,070
Lodging	460		–	–	460
Machinery-Construction & Mining	103		–	–	103
Machinery-Diversified	3,284		–	–	3,284
Media	973		–	–	973
Metal Fabrication/ Hardware	1,862		–	–	1,862
Mining	1,475		–	–	1,475
Miscellaneous Manufacturing	4,036		–	–	4,036
Office Furnishings	597		–	–	597
Oil & Gas	5,895		–	–	5,895
Oil & Gas Services	3,166		–	–	3,166
Packaging & Containers	199		–	–	199
Pharmaceuticals	5,331		–	–	5,331
Pipelines	368		–	–	368
Real Estate	876		–	–	876
Real Estate Investment Trusts	12,699		–	–	12,699
Retail	11,204		–	–	11,204
Savings & Loans	2,728		8	–	2,736
Semiconductors	4,971		–	–	4,971
Software	7,644		–	–	7,644
Storage/Warehousing	90		–	–	90
Telecommunications	5,161		–	–	5,161
Textiles	297		–	–	297
Toys, Games & Hobbies	82		–	–	82
Transportation	3,304		–	–	3,304
Trucking & Leasing	610		–	–	610
Water	424		–	–	424
Investment Companies	5,659		–	–	5,659
Short-Term Investments	–		930	–	930
Total Investments	$179,936		$975	$62	$180,973

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(47)	$–	$–		$(47)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000s)	Reason

Common Stocks
Banks	$3	Valuations at bid price
Food	3	Valuations at bid price
Home Builders	4	Valuations at bid price
Home Furnishings	7	Valuations at bid price
Insurance	2	Valuations at bid price
Internet	5	Valuations at bid price
Savings & Loans	9	Valuations at bid price

Total	$33

Transfers from Level 2 to Level 1
Industry	Value (000s)	Reason

Common Stocks
Banks	$15	Valuations at official close price
Diversified Financial Services	1	Valuations at official close price
Food	34	Valuations at official close price
Oil & Gas	129	Valuations at official close price
Savings & Loans	117	Valuations at official close price
Textiles	1	Valuations at official close price

Total	$297

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		TRANSFERS OUT OF LEVEL 3 (000s) (1)	BALANCE AS OF 9/30/12 (000s)

Common Stocks Healthcare-Services	$–	$–	$–	$–	$–	$–	$–	$62	(2)	$–	$62

Total	$–	$–	$–	$–	$–	$–	$–	$62		$–	$62

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred Into Level 3 due to security being fair valued by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $56, which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$62	Discounted Cash Flow	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stocks is discovery price. Significant increases (decreases) in discovery price would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4%

Advertising – 0.1%

Harte-Hanks, Inc.	206,338	$1,430

Aerospace/Defense – 1.8%

AAR Corp.	208,050	3,416

Cubic Corp.	54,522	2,729

Curtiss-Wright Corp.	161,500	5,281

Ducommun, Inc. *	10,041	137

Esterline Technologies Corp. *	94,246	5,291

Kaman Corp.	26,874	964

Moog, Inc., Class A *	235,473	8,917

Orbital Sciences Corp. *	58,244	848

Triumph Group, Inc.	71,591	4,477
		32,060

Agriculture – 0.5%

Andersons (The), Inc.	69,340	2,611

Universal Corp.	120,079	6,115
		8,726

Airlines – 0.6%

JetBlue Airways Corp. *	1,183,236	5,668

SkyWest, Inc.	458,196	4,733
		10,401

Apparel – 1.0%

Columbia Sportswear Co.	126,598	6,836

Iconix Brand Group, Inc. *	292,627	5,338

Jones Group (The), Inc.	174,063	2,240

Perry Ellis International, Inc. *	51,455	1,135

Steven Madden Ltd. *	19,893	870

Unifi, Inc. *	48,553	622

Warnaco Group (The), Inc. *	18,815	976
		18,017

Auto Parts & Equipment – 0.7%

Cooper Tire & Rubber Co.	157,184	3,015

Dana Holding Corp.	370,487	4,557

Exide Technologies *	164,875	511

Miller Industries, Inc.	89,896	1,443

Standard Motor Products, Inc.	79,994	1,473

Superior Industries International, Inc.	133,468	2,281
		13,280

Banks – 12.7%

Bancfirst Corp.	26,565	1,141

BancorpSouth, Inc.	235,545	3,472

Bank of the Ozarks, Inc.	60,983	2,102

BBCN Bancorp, Inc. *	211,487	2,667

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Banks – 12.7% – continued

Capital City Bank Group, Inc.	43,675	$465

Cardinal Financial Corp.	107,045	1,531

Cathay General Bancorp	208,440	3,598

Chemical Financial Corp.	224,318	5,428

City Holding Co.	89,976	3,225

Columbia Banking System, Inc.	70,140	1,300

Community Bank System, Inc.	283,657	7,996

Community Trust Bancorp, Inc.	103,425	3,675

CVB Financial Corp.	346,076	4,132

East West Bancorp, Inc.	172,047	3,634

Financial Institutions, Inc.	22,825	425

First Bancorp	124,583	1,436

First Commonwealth Financial Corp.	518,753	3,657

First Community Bancshares, Inc.	125,544	1,916

First Financial Bancorp	262,442	4,438

First Financial Corp.	84,281	2,641

First Merchants Corp.	118,966	1,786

First Midwest Bancorp, Inc.	354,686	4,451

FirstMerit Corp.	414,714	6,109

FNB Corp.	689,025	7,724

Fulton Financial Corp.	157,362	1,552

Glacier Bancorp, Inc.	67,606	1,053

Hancock Holding Co.	87,730	2,715

Hanmi Financial Corp. *	28,290	362

Heartland Financial USA, Inc.	72,157	1,968

Home BancShares, Inc.	93,285	3,180

IBERIABANK Corp.	75,890	3,476

Independent Bank Corp.	128,328	3,861

International Bancshares Corp.	393,395	7,494

Lakeland Bancorp, Inc.	204,999	2,122

Lakeland Financial Corp.	63,375	1,749

MainSource Financial Group, Inc.	31,975	411

National Bankshares, Inc.	22,769	756

National Penn Bancshares, Inc.	328,605	2,994

NBT Bancorp, Inc.	173,951	3,839

Old National Bancorp	458,658	6,242

Park National Corp.	53,203	3,725

Peoples Bancorp, Inc.	19,157	438

Pinnacle Financial Partners, Inc. *	107,962	2,086

PrivateBancorp, Inc.	202,526	3,238

Prosperity Bancshares, Inc.	259,221	11,048

Renasant Corp.	188,913	3,704

S&T Bancorp, Inc.	143,144	2,521

Sandy Spring Bancorp, Inc.	71,320	1,373

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Banks – 12.7% – continued

SCBT Financial Corp.	78,075	$3,145

Sierra Bancorp	127,072	1,558

Simmons First National Corp., Class A	168,632	4,107

StellarOne Corp.	142,230	1,872

Sterling Bancorp	100,297	995

Susquehanna Bancshares, Inc.	939,661	9,829

SVB Financial Group *	98,727	5,969

Texas Capital Bancshares, Inc. *	110,746	5,505

Trico Bancshares	107,111	1,771

Trustmark Corp.	343,776	8,368

UMB Financial Corp.	174,196	8,480

Umpqua Holdings Corp.	299,979	3,867

Union First Market Bankshares Corp.	119,499	1,859

United Bankshares, Inc.	222,012	5,530

Washington Banking Co.	46,145	654

Washington Trust Bancorp, Inc.	117,644	3,091

Webster Financial Corp.	261,924	6,208

WesBanco, Inc.	89,237	1,848

Wilshire Bancorp, Inc. *	241,901	1,524

Wintrust Financial Corp.	125,851	4,728
		231,764

Biotechnology – 0.2%

InterMune, Inc. *	121,258	1,088

PDL BioPharma, Inc.	284,426	2,187
		3,275

Building Materials – 1.8%

Apogee Enterprises, Inc.	177,855	3,489

Comfort Systems USA, Inc.	220,457	2,410

Drew Industries, Inc. *	162,014	4,894

Gibraltar Industries, Inc. *	265,857	3,408

Griffon Corp.	234,154	2,412

Louisiana-Pacific Corp. *	24,020	300

LSI Industries, Inc.	165,371	1,115

Quanex Building Products Corp.	207,764	3,914

Simpson Manufacturing Co., Inc.	148,875	4,261

Texas Industries, Inc. *	28,784	1,170

Universal Forest Products, Inc.	114,050	4,738
		32,111

Chemicals – 2.1%

A. Schulman, Inc.	123,371	2,939

Aceto Corp.	249,668	2,359

Cabot Corp.	83,341	3,048

Cytec Industries, Inc.	25,050	1,641

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Chemicals – 2.1% – continued

H.B. Fuller Co.	150,947	$4,631

Innophos Holdings, Inc.	57,453	2,786

Minerals Technologies, Inc.	68,990	4,893

Olin Corp.	298,420	6,485

OM Group, Inc. *	209,371	3,882

Sensient Technologies Corp.	145,151	5,336
		38,000

Coal – 0.3%

Arch Coal, Inc.	24,589	156

Cloud Peak Energy, Inc. *	215,757	3,905

James River Coal Co. *	254,152	732
		4,793

Commercial Services – 4.2%

ABM Industries, Inc.	202,469	3,833

Arbitron, Inc.	12,628	479

Barrett Business Services, Inc.	28,202	764

Brink’s (The) Co.	21,791	560

CDI Corp.	123,664	2,106

Convergys Corp.	419,721	6,577

Corporate Executive Board (The) Co.	15,463	829

CRA International, Inc. *	38,022	657

Electro Rent Corp.	158,300	2,800

Ennis, Inc.	214,988	3,528

Euronet Worldwide, Inc. *	143,857	2,703

Geo Group (The), Inc.	208,846	5,779

Great Lakes Dredge & Dock Corp.	172,715	1,330

Heidrick & Struggles International, Inc.	170,460	2,172

Kelly Services, Inc., Class A	99,640	1,255

Kforce, Inc. *	96,525	1,138

Korn/Ferry International *	196,235	3,008

MAXIMUS, Inc.	60,028	3,585

Multi-Color Corp.	83,767	1,940

PHH Corp. *	449,059	9,138

Rent-A-Center, Inc.	348,058	12,210

Stewart Enterprises, Inc., Class A	742,199	6,231

Viad Corp.	182,376	3,804

VistaPrint N.V. *	17,882	611
		77,037

Computers – 1.3%

Brocade Communications Systems, Inc. *	382,637	2,263

CACI International, Inc., Class A *	113,107	5,858

Cray, Inc. *	7,296	93

Electronics for Imaging, Inc. *	215,234	3,575

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Computers – 1.3% – continued

Insight Enterprises, Inc. *	345,005	$6,031

Mentor Graphics Corp. *	227,189	3,517

Synaptics, Inc. *	13,751	330

Xyratex Ltd.	255,015	2,346
		24,013

Cosmetics/Personal Care – 0.3%

Elizabeth Arden, Inc. *	70,793	3,344

Inter Parfums, Inc.	77,839	1,425
		4,769

Distribution/Wholesale – 0.4%

Core-Mark Holding Co., Inc.	69,413	3,339

Owens & Minor, Inc.	64,297	1,921

United Stationers, Inc.	108,050	2,812
		8,072

Diversified Financial Services – 1.9%

Aircastle Ltd.	164,668	1,866

Calamos Asset Management, Inc., Class A	72,264	841

Encore Capital Group, Inc. *	113,287	3,202

GFI Group, Inc.	169,651	539

Investment Technology Group, Inc. *	187,079	1,628

Janus Capital Group, Inc.	125,704	1,187

KBW, Inc.	58,889	970

National Financial Partners Corp. *	201,422	3,404

Nelnet, Inc., Class A	187,039	4,440

NewStar Financial, Inc. *	91,775	1,100

Ocwen Financial Corp. *	283,307	7,765

Oppenheimer Holdings, Inc., Class A	40,238	642

Piper Jaffray Cos. *	19,695	501

Stifel Financial Corp. *	104,739	3,519

World Acceptance Corp. *	51,024	3,442
		35,046

Electric – 4.5%

ALLETE, Inc.	164,084	6,849

Avista Corp.	301,804	7,768

Black Hills Corp.	128,329	4,565

Cleco Corp.	210,789	8,849

El Paso Electric Co.	273,327	9,361

Empire District Electric (The) Co.	128,209	2,763

IDACORP, Inc.	269,734	11,671

NorthWestern Corp.	151,197	5,478

Otter Tail Corp.	160,349	3,826

PNM Resources, Inc.	237,118	4,987

Portland General Electric Co.	276,788	7,484

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Electric – 4.5% – continued

UNS Energy Corp.	213,498	$8,937
		82,538

Electrical Components & Equipment – 0.6%

Advanced Energy Industries, Inc. *	50,299	620

Encore Wire Corp.	25,851	756

EnerSys, Inc. *	61,753	2,179

Littelfuse, Inc.	87,310	4,937

Power-One, Inc. *	341,994	1,915
		10,407

Electronics – 2.8%

Bel Fuse, Inc., Class B	74,053	1,383

Benchmark Electronics, Inc. *	274,776	4,196

Brady Corp., Class A	263,561	7,717

Coherent, Inc. *	124,916	5,729

CTS Corp.	287,577	2,896

FEI Co.	88,455	4,732

Newport Corp. *	132,582	1,466

Park Electrochemical Corp.	88,036	2,186

Plexus Corp. *	111,318	3,372

Rofin-Sinar Technologies, Inc. *	160,447	3,166

Rogers Corp. *	94,314	3,995

Sanmina-SCI Corp. *	267,619	2,272

Watts Water Technologies, Inc., Class A	179,933	6,807

Woodward, Inc.	32,079	1,090
		51,007

Energy - Alternate Sources – 0.1%

REX American Resources Corp. *	60,411	1,088

Engineering & Construction – 0.9%

Aegion Corp. *	19,917	381

Dycom Industries, Inc. *	242,550	3,488

EMCOR Group, Inc.	277,634	7,924

Granite Construction, Inc.	152,077	4,368
		16,161

Entertainment – 0.6%

Churchill Downs, Inc.	131,784	8,265

International Speedway Corp., Class A	43,324	1,229

Vail Resorts, Inc.	37,566	2,166
		11,660

Environmental Control – 0.3%

Darling International, Inc. *	234,393	4,287

Mine Safety Appliances Co.	17,082	637
		4,924

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Food – 0.8%

Chiquita Brands International, Inc. *	406,698	$3,107

Dole Food Co., Inc. *	61,124	858

Fresh Del Monte Produce, Inc.	247,430	6,334

Harris Teeter Supermarkets, Inc.	6,508	253

Nash Finch Co.	70,969	1,449

Sanderson Farms, Inc.	15,130	671

Seneca Foods Corp., Class A *	44,068	1,316
		13,988

Forest Products & Paper – 1.1%

Boise, Inc.	461,407	4,042

Buckeye Technologies, Inc.	35,668	1,143

Domtar Corp.	45,945	3,597

KapStone Paper and Packaging Corp. *	97,499	2,183

Mercer International, Inc. *	265,816	1,983

Neenah Paper, Inc.	11,060	317

P.H. Glatfelter Co.	355,572	6,333

Schweitzer-Mauduit International, Inc.	15,032	496
		20,094

Gas – 1.1%

AGL Resources, Inc.	60,297	2,467

Laclede Group (The), Inc.	79,962	3,438

South Jersey Industries, Inc.	59,900	3,171

Southwest Gas Corp.	239,005	10,564
		19,640

Healthcare – Products – 1.1%

AngioDynamics, Inc. *	162,545	1,983

Cantel Medical Corp.	74,884	2,028

CONMED Corp.	247,390	7,051

CryoLife, Inc.	219,005	1,472

Greatbatch, Inc. *	155,826	3,791

Hanger, Inc. *	93,964	2,681

Invacare Corp.	118,211	1,671
		20,677

Healthcare – Services – 2.6%

Amedisys, Inc. *	103,079	1,424

Amsurg Corp. *	122,208	3,468

Capital Senior Living Corp. *	89,652	1,297

Centene Corp. *	67,778	2,536

Community Health Systems, Inc. *	259,681	7,567

Five Star Quality Care, Inc. *	408,379	2,087

Kindred Healthcare, Inc. *	526,383	5,990

LifePoint Hospitals, Inc. *	130,321	5,575

Magellan Health Services, Inc. *	71,699	3,701

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Healthcare – Services – 2.6% – continued

Medcath Corp.	106,845	$829

Molina Healthcare, Inc. *	206,209	5,186

RadNet, Inc. *	137,062	381

Triple-S Management Corp., Class B *	165,041	3,449

Universal American Corp. *	234,992	2,171

WellCare Health Plans, Inc. *	34,606	1,957
		47,618

Holding Companies – Diversified – 0.2%

Compass Diversified Holdings	198,951	2,941

Home Builders – 0.5%

Beazer Homes USA, Inc. *	239,559	851

Hovnanian Enterprises, Inc., Class A *	22,837	79

KB Home	17,866	256

MDC Holdings, Inc.	40,598	1,563

Meritage Homes Corp. *	98,584	3,749

Ryland Group (The), Inc.	24,422	733

Standard Pacific Corp. *	397,357	2,686
		9,917

Home Furnishings – 0.4%

Ethan Allen Interiors, Inc.	84,568	1,854

Hooker Furniture Corp.	74,316	965

La-Z-Boy, Inc. *	173,624	2,540

VOXX International Corp. *	157,672	1,180
		6,539

Household Products/Wares – 1.2%

American Greetings Corp., Class A	320,822	5,390

Avery Dennison Corp.	53,049	1,688

Blyth, Inc.	123,532	3,210

CSS Industries, Inc.	66,906	1,375

Helen of Troy Ltd. *	138,300	4,402

Prestige Brands Holdings, Inc. *	336,889	5,714
		21,779

Insurance – 5.3%

Alterra Capital Holdings Ltd.	374,042	8,955

American Equity Investment Life Holding Co.	317,849	3,697

AMERISAFE, Inc. *	65,300	1,772

Argo Group International Holdings Ltd.	25,349	821

Assured Guaranty Ltd.	244,177	3,326

CNO Financial Group, Inc.	1,048,611	10,119

Donegal Group, Inc., Class A	152,830	2,146

EMC Insurance Group, Inc.	55,697	1,170

Employers Holdings, Inc.	155,684	2,854

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Insurance – 5.3% – continued

Endurance Specialty Holdings Ltd.	33,987	$1,308

FBL Financial Group, Inc., Class A	205,531	6,824

First American Financial Corp.	261,992	5,677

Hallmark Financial Services, Inc. *	69,020	562

Horace Mann Educators Corp.	285,559	5,171

Kemper Corp.	40,755	1,252

Meadowbrook Insurance Group, Inc.	374,083	2,877

Montpelier Re Holdings Ltd.	186,496	4,127

National Western Life Insurance Co., Class A	2,792	400

Navigators Group (The), Inc. *	114,733	5,648

Platinum Underwriters Holdings Ltd.	97,100	3,968

Primerica, Inc.	126,261	3,616

RLI Corp.	57,095	3,806

Safety Insurance Group, Inc.	23,107	1,060

Selective Insurance Group, Inc.	63,680	1,209

StanCorp Financial Group, Inc.	125,589	3,923

Symetra Financial Corp.	340,765	4,191

United Fire Group, Inc.	87,192	2,190

Validus Holdings Ltd.	127,484	4,323
		96,992

Internet – 0.7%

AsiaInfo-Linkage, Inc. *	14,408	169

Blucora, Inc. *	270,042	4,809

DealerTrack Holdings, Inc. *	19,270	537

PC-Tel, Inc.	107,494	758

Sapient Corp. *	65,055	694

United Online, Inc.	505,637	2,791

WebMD Health Corp. *	161,686	2,268
		12,026

Investment Companies – 1.1%

Apollo Investment Corp.	606,553	4,774

Ares Capital Corp.	118,999	2,040

Arlington Asset Investment Corp., Class A	14,129	337

BlackRock Kelso Capital Corp.	199,954	1,943

Gladstone Capital Corp.	39,375	344

Hercules Technology Growth Capital, Inc.	293,723	3,234

Main Street Capital Corp.	28,874	852

MVC Capital, Inc.	160,779	2,058

Prospect Capital Corp.	391,368	4,509

Steel Excel, Inc. *	23,533	594
		20,685

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Leisure Time – 0.1%

WMS Industries, Inc. *	159,498	$2,613

Lodging – 0.1%

Marcus Corp.	199,225	2,211

Machinery – Diversified – 1.4%

Briggs & Stratton Corp.	359,810	6,718

Cascade Corp.	78,999	4,324

Cognex Corp.	111,567	3,858

Intevac, Inc. *	184,199	1,126

Kadant, Inc. *	21,741	504

NACCO Industries, Inc., Class A	39,239	4,921

Robbins & Myers, Inc.	74,964	4,468
		25,919

Media – 0.9%

Digital Generation, Inc. *	46,371	527

Entercom Communications Corp., Class A *	234,141	1,606

Gannett Co., Inc.	133,448	2,369

Journal Communications, Inc., Class A *	455,630	2,369

Meredith Corp.	102,069	3,572

Scholastic Corp.	219,698	6,982
		17,425

Metal Fabrication/Hardware – 1.0%

A.M. Castle & Co. *	119,825	1,497

Ampco-Pittsburgh Corp.	20,593	380

Mueller Industries, Inc.	184,796	8,403

Northwest Pipe Co. *	41,645	1,026

Olympic Steel, Inc.	58,071	980

Worthington Industries, Inc.	317,923	6,886
		19,172

Mining – 1.0%

Coeur d’Alene Mines Corp. *	253,702	7,314

Hecla Mining Co.	398,323	2,609

Kaiser Aluminum Corp.	35,848	2,093

Materion Corp.	181,730	4,325

Stillwater Mining Co. *	15,502	183

Thompson Creek Metals Co., Inc. *	418,216	1,192
		17,716

Miscellaneous Manufacturing – 1.5%

A.O. Smith Corp.	38,210	2,199

Actuant Corp., Class A	13,764	394

Barnes Group, Inc.	240,607	6,017

Ceradyne, Inc.	233,319	5,700

EnPro Industries, Inc. *	28,379	1,022

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Miscellaneous Manufacturing – 1.5% – continued

Federal Signal Corp. *	327,425	$2,069

Myers Industries, Inc.	272,609	4,258

Standex International Corp.	92,166	4,097

Tredegar Corp.	130,543	2,316
		28,072

Oil & Gas – 2.7%

Alon USA Energy, Inc.	110,065	1,508

Approach Resources, Inc. *	18,438	555

Bill Barrett Corp. *	185,218	4,588

Callon Petroleum Co. *	130,086	800

Carrizo Oil & Gas, Inc. *	77,816	1,946

Delek US Holdings, Inc.	107,549	2,741

Energy XXI Bermuda Ltd.	151,748	5,304

Forest Oil Corp. *	27,297	231

Gran Tierra Energy, Inc. *	337,418	1,744

Gulfport Energy Corp. *	126,136	3,943

Parker Drilling Co. *	820,009	3,469

PDC Energy, Inc. *	152,859	4,835

Resolute Energy Corp. *	73,748	654

Rex Energy Corp. *	81,907	1,093

Stone Energy Corp. *	255,030	6,406

Swift Energy Co. *	199,330	4,162

Vaalco Energy, Inc. *	385,933	3,300

Venoco, Inc. *	72,352	860

W&T Offshore, Inc.	87,961	1,652
		49,791

Oil & Gas Services – 1.8%

Basic Energy Services, Inc. *	6,934	78

Cal Dive International, Inc. *	995,539	1,523

Dril-Quip, Inc. *	18,632	1,339

Helix Energy Solutions Group, Inc. *	299,358	5,469

Hornbeck Offshore Services, Inc. *	206,956	7,585

Key Energy Services, Inc. *	552,784	3,869

Lufkin Industries, Inc.	16,516	889

Natural Gas Services Group, Inc. *	117,784	1,761

Newpark Resources, Inc. *	613,030	4,543

Oil States International, Inc. *	20,710	1,646

Pioneer Energy Services Corp. *	230,546	1,796

Superior Energy Services, Inc. *	25,038	514

TETRA Technologies, Inc. *	274,748	1,662
		32,674

Packaging & Containers – 0.4%

Graphic Packaging Holding Co. *	713,729	4,147

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Packaging & Containers – 0.4% – continued

Rock-Tenn Co., Class A	36,890	$2,663
		6,810

Pharmaceuticals – 0.8%

Nutraceutical International Corp. *	82,980	1,308

ViroPharma, Inc. *	443,596	13,405
		14,713

Pipelines – 0.3%

Crosstex Energy, Inc.	244,155	3,425

Enbridge Energy Management LLC *	50,824	1,609

Enbridge Energy Management LLC - (Fractional Shares) *	2,398,491	–

Kinder Morgan Management LLC - (Fractional Shares) *	22,298	–

SemGroup Corp., Class A *	7,078	261
		5,295

Real Estate – 0.1%
W.P. Carey & Co. LLC	54,435	2,667

Real Estate Investment Trusts – 10.6%

Acadia Realty Trust	108,829	2,701

Agree Realty Corp.	90,453	2,306

Alexandria Real Estate Equities, Inc.	24,307	1,787

Anworth Mortgage Asset Corp.	802,215	5,455

ARMOUR Residential REIT, Inc.	419,028	3,210

Capstead Mortgage Corp.	415,547	5,606

CBL & Associates Properties, Inc.	272,593	5,817

Cedar Realty Trust, Inc.	455,883	2,407

Colonial Properties Trust	243,291	5,121

Corporate Office Properties Trust	38,861	932

CYS Investments, Inc.	469,049	6,609

DiamondRock Hospitality Co.	585,555	5,639

Duke Realty Corp.	220,643	3,243

DuPont Fabros Technology, Inc.	98,588	2,489

Dynex Capital, Inc.	162,815	1,750

Entertainment Properties Trust	200,911	8,926

Equity One, Inc.	299,416	6,306

First Industrial Realty Trust, Inc. *	207,188	2,722

First Potomac Realty Trust	261,467	3,368

Franklin Street Properties Corp.	295,346	3,269

Gladstone Commercial Corp.	39,130	715

Government Properties Income Trust	94,100	2,202

Hatteras Financial Corp.	209,005	5,892

Healthcare Realty Trust, Inc.	202,551	4,669

Highwoods Properties, Inc.	226,508	7,389

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Real Estate Investment Trusts – 10.6% – continued

Invesco Mortgage Capital, Inc.	376,974	$7,589

Investors Real Estate Trust	237,822	1,967

Kite Realty Group Trust	334,351	1,705

LaSalle Hotel Properties	290,721	7,759

LTC Properties, Inc.	195,363	6,222

Medical Properties Trust, Inc.	803,106	8,392

MFA Financial, Inc.	536,070	4,557

National Health Investors, Inc.	93,776	4,824

NorthStar Realty Finance Corp.	767,511	4,881

One Liberty Properties, Inc.	42,127	786

Pennsylvania Real Estate Investment Trust	249,089	3,951

PS Business Parks, Inc.	48,981	3,273

Ramco-Gershenson Properties Trust	207,047	2,594

Redwood Trust, Inc.	493,532	7,136

Resource Capital Corp.	216,562	1,273

Starwood Property Trust, Inc.	461,060	10,729

Strategic Hotels & Resorts, Inc. *	517,105	3,108

Sunstone Hotel Investors, Inc. *	23,339	257

Two Harbors Investment Corp.	288,890	3,394

Washington Real Estate Investment Trust	167,381	4,489

Weingarten Realty Investors	125,822	3,537
		192,953

Retail – 5.7%

Aeropostale, Inc. *	48,349	654

Bob Evans Farms, Inc.	165,366	6,471

Casey’s General Stores, Inc.	60,244	3,442

Cash America International, Inc.	204,343	7,882

Coinstar, Inc. *	7,184	323

Cracker Barrel Old Country Store, Inc.	86,337	5,794

Domino’s Pizza, Inc.	27,030	1,019

DSW, Inc., Class A	73,946	4,934

Einstein Noah Restaurant Group, Inc.	44,493	787

Fifth & Pacific Cos., Inc. *	278,536	3,560

Fred’s, Inc., Class A	313,428	4,460

Group 1 Automotive, Inc.	80,100	4,824

Haverty Furniture Cos., Inc.	95,553	1,326

Men’s Wearhouse (The), Inc.	294,281	10,132

Pantry (The), Inc. *	139,521	2,030

PC Connection, Inc.	153,769	1,770

Penske Automotive Group, Inc.	204,101	6,141

Pep Boys-Manny, Moe & Jack (The)	217,024	2,209

Pricesmart, Inc.	13,489	1,021

Regis Corp.	477,151	8,770

Ruby Tuesday, Inc. *	168,664	1,223

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Retail – 5.7% – continued

Rush Enterprises, Inc., Class A *	113,024	$2,177

Saks, Inc. *	432,728	4,462

Shoe Carnival, Inc.	80,547	1,895

Sonic Automotive, Inc., Class A	470,071	8,922

Stage Stores, Inc.	225,491	4,749

Texas Roadhouse, Inc.	55,591	951

Wet Seal (The), Inc., Class A *	267,087	841

World Fuel Services Corp.	14,286	509
		103,278

Savings & Loans – 2.2%

Astoria Financial Corp.	277,967	2,746

BankFinancial Corp.	64,579	568

Berkshire Hills Bancorp, Inc.	40,628	929

Dime Community Bancshares, Inc.	270,332	3,904

First Financial Holdings, Inc.	55,399	720

First Niagara Financial Group, Inc.	469,357	3,797

Flushing Financial Corp.	316,376	4,999

Northwest Bancshares, Inc.	220,700	2,699

OceanFirst Financial Corp.	76,461	1,122

Provident Financial Services, Inc.	410,383	6,480

Provident New York Bancorp	245,821	2,313

United Financial Bancorp, Inc.	158,985	2,300

Washington Federal, Inc.	345,424	5,762

WSFS Financial Corp.	61,297	2,530
		40,869

Semiconductors – 2.9%

Amkor Technology, Inc. *	149,611	658

ATMI, Inc. *	131,190	2,436

Brooks Automation, Inc.	451,162	3,623

Cohu, Inc.	175,406	1,647

Emulex Corp. *	289,498	2,087

Entegris, Inc. *	525,554	4,273

Fairchild Semiconductor International, Inc. *	214,870	2,819

GSI Technology, Inc. *	130,455	646

Intersil Corp., Class A	358,727	3,139

Kulicke & Soffa Industries, Inc. *	223,197	2,321

Lattice Semiconductor Corp. *	250,045	958

LTX-Credence Corp. *	101,107	581

MEMC Electronic Materials, Inc. *	142,712	392

MKS Instruments, Inc.	317,210	8,086

Nanometrics, Inc. *	45,819	633

OmniVision Technologies, Inc. *	229,363	3,201

Pericom Semiconductor Corp. *	238,300	2,070

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Semiconductors – 2.9% – continued

Photronics, Inc. *	254,357	$1,366

Power Integrations, Inc.	13,096	398

QLogic Corp. *	46,831	535

Semtech Corp. *	30,788	774

Silicon Image, Inc. *	354,483	1,627

Tessera Technologies, Inc.	131,694	1,802

TriQuint Semiconductor, Inc. *	697,907	3,524

Ultra Clean Holdings *	72,840	416

Veeco Instruments, Inc. *	129,218	3,879
		53,891

Software – 1.7%

Acxiom Corp. *	221,037	4,038

Advent Software, Inc. *	23,583	580

Blackbaud, Inc.	20,098	481

Digi International, Inc. *	285,995	2,906

Digital River, Inc. *	76,908	1,281

Ebix, Inc.	52,065	1,229

Fair Isaac Corp.	22,886	1,013

JDA Software Group, Inc. *	181,199	5,759

MicroStrategy, Inc., Class A *	5,005	671

Parametric Technology Corp. *	54,373	1,185

Progress Software Corp. *	87,049	1,862

Schawk, Inc.	160,842	2,099

SS&C Technologies Holdings, Inc. *	37,017	933

SYNNEX Corp. *	165,388	5,388

Take-Two Interactive Software, Inc. *	172,025	1,794
		31,219

Storage/Warehousing – 0.2%

Mobile Mini, Inc. *	234,289	3,915

Telecommunications – 2.2%

ADTRAN, Inc.	27,197	470

Arris Group, Inc. *	277,665	3,551

Black Box Corp.	131,830	3,363

Comtech Telecommunications Corp.	53,334	1,474

Consolidated Communications Holdings, Inc.	7,413	127

EarthLink, Inc.	552,074	3,931

Extreme Networks, Inc. *	384,835	1,285

Finisar Corp. *	306,897	4,389

General Communication, Inc., Class A *	222,369	2,179

NETGEAR, Inc. *	84,310	3,216

Oplink Communications, Inc. *	136,559	2,259

Plantronics, Inc.	128,148	4,527

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.4% – continued

Telecommunications – 2.2% – continued

Premiere Global Services, Inc. *	343,441	$3,211

RF Micro Devices, Inc. *	820,893	3,243

Telephone & Data Systems, Inc.	110,805	2,838
		40,063

Textiles – 0.6%

G&K Services, Inc., Class A	127,212	3,983

UniFirst Corp.	112,380	7,506
		11,489

Toys, Games & Hobbies – 0.1%

JAKKS Pacific, Inc.	193,759	2,823

Transportation – 1.7%

Atlas Air Worldwide Holdings, Inc. *	74,111	3,826

Bristow Group, Inc.	180,067	9,102

Genco Shipping & Trading Ltd. *	187,236	689

Gulfmark Offshore, Inc., Class A *	191,713	6,334

Nordic American Tankers Ltd.	101,898	1,027

Overseas Shipholding Group, Inc.	114,285	754

PHI, Inc. (Non Voting) *	80,019	2,518

Saia, Inc. *	98,092	1,976

Ship Finance International Ltd.	265,847	4,179

Universal Truckload Services, Inc.	21,087	337
		30,742

Trucking & Leasing – 0.6%

AMERCO	72,446	7,705

Greenbrier Cos., Inc. *	4,994	81

TAL International Group, Inc.	79,906	2,715

Willis Lease Finance Corp. *	30,530	377
		10,878
Total Common Stocks
(Cost $1,526,826)		1,760,673

CONVERTIBLE PREFERRED STOCKS – 0.0%

Healthcare – Products – 0.0%

Alere, Inc., 3.00%	3,306	671
Total Convertible Preferred Stocks
(Cost $723)		671

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (1)

Escrow DLB Oil & Gas*	2,100	$–

Escrow Gerber Scientific, Inc.*	264,734	–
Total Other
(Cost $ –)		–

INVESTMENT COMPANIES – 3.4%

Northern Institutional Funds -

Diversified Assets Portfolio, 0.01% (2)(3)	61,085,613	61,086
Total Investment Companies
(Cost $61,086)		61,086

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.14%, 11/1/12 (4)	$8,444	$8,444
Total Short-Term Investments
(Cost $8,444)		8,444

Total Investments – 100.3%
(Cost $1,597,079)		1,830,874

Liabilities less Other Assets – (0.3)%		(5,292)
NET ASSETS – 100.0%		$1,825,582

(1)	Security listed as escrow is considered to be worthless.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $100,617,000 with net sales of approximately $39,531,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	215	$15,418	Long	12/12	$91
E-mini S&P MidCap 400	93	9,174	Long	12/12	(134)
Russell 2000 Mini	423	35,295	Long	12/12	(264)

Total					$(307)

At September 30, 2012, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	2.6
Energy	6.7
Financials	36.1
Health Care	5.0
Industrials	13.3
Information Technology	12.3
Materials	5.5
Telecommunication Services	0.5
Utilities	5.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Value Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Advertising	$1,430	$–	$–	$1,430
Aerospace/Defense	32,060	–	–	32,060
Agriculture	8,726	–	–	8,726
Airlines	10,401	–	–	10,401
Apparel	18,017	–	–	18,017
Auto Parts & Equipment	13,280	–	–	13,280
Banks	231,764	–	–	231,764
Biotechnology	3,275	–	–	3,275
Building Materials	32,111	–	–	32,111
Chemicals	38,000	–	–	38,000
Coal	4,793	–	–	4,793
Commercial Services	77,037	–	–	77,037
Computers	24,013	–	–	24,013
Cosmetics/Personal Care	4,769	–	–	4,769
Distribution/Wholesale	8,072	–	–	8,072
Diversified Financial Services	35,046	–	–	35,046
Electric	82,538	–	–	82,538
Electrical Components & Equipment	10,407	–	–	10,407
Electronics	51,007	–	–	51,007
Energy – Alternate Sources	1,088	–	–	1,088
Engineering & Construction	16,161	–	–	16,161
Entertainment	11,660	–	–	11,660
Environmental Control	4,924	–	–	4,924
Food	13,988	–	–	13,988
Forest Products & Paper	20,094	–	–	20,094
Gas	19,640	–	–	19,640
Healthcare - Products	20,677	–	–	20,677
Healthcare - Services	46,789	–	829	47,618
Holding Companies - Diversified	2,941	–	–	2,941
Home Builders	9,917	–	–	9,917
Home Furnishings	6,539	–	–	6,539
Household Products/Wares	21,779	–	–	21,779
Insurance	96,992	–	–	96,992
Internet	12,026	–	–	12,026
Investment Companies	20,685	–	–	20,685
Leisure Time	2,613	–	–	2,613
Lodging	2,211	–	–	2,211
Machinery - Diversified	25,919	–	–	25,919
Media	17,425	–	–	17,425
Metal Fabrication/ Hardware	19,172	–	–	19,172
Mining	17,716	–	–	17,716
Miscellaneous Manufacturing	28,072	–	–	28,072
Oil & Gas	49,791	–	–	49,791
Oil & Gas Services	32,674	–	–	32,674
Packaging & Containers	6,810	–	–	6,810
Pharmaceuticals	14,713	–	–	14,713

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Pipelines	$5,295		$–	$–	*	$5,295
Real Estate	2,667		–	–		2,667
Real Estate Investment Trusts	192,953		–	–		192,953
Retail	103,278		–	–		103,278
Savings & Loans	40,869		–	–		40,869
Semiconductors	53,891		–	–		53,891
Software	31,219		–	–		31,219
Storage/Warehousing	3,915		–	–		3,915
Telecommunications	40,063		–	–		40,063
Textiles	11,489		–	–		11,489
Toys, Games & Hobbies	2,823		–	–		2,823
Transportation	30,742		–	–		30,742
Trucking & Leasing	10,878		–	–		10,878
Convertible Preferred Stocks	671		–	–		671
Investment Companies	61,086		–	–		61,086
Short-Term Investments	–		8,444	–		8,444
Total Investments	$1,821,601		$8,444	$829		$1,830,874

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(307)	$–	$–			$(307)

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		TRANSFERS OUT OF LEVEL 3 (000s) (1)	BALANCE AS OF 9/30/12 (000s)

Common Stock

Biotechnology	$173	$–	$(1,161)	$1,033	$–	$–	$(45)	$–		$–	$–

Healthcare-Services	–	–	–	–	–	–	–	$829	(2)	–	$829

Total	$173	$–	$(1,161)	$1,033	$–	$–	$(45)	$829		$–	$829

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred Into Level 3 due to security being valued by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $ 666, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$829	Discounted Cash Flow	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stocks is discovery price. Significant increases (decreases) in discovery price would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2%

Biotechnology – 3.9%

Biogen Idec, Inc. *	11,313	$1,688

Celgene Corp. *	12,933	988

Dynavax Technologies Corp. *	106,395	507
		3,183

Commercial Services – 1.7%

Global Payments, Inc.	12,350	517

Western Union (The) Co.	48,656	886
		1,403

Computers – 23.8%

Accenture PLC, Class A	19,735	1,382

Apple, Inc.	6,937	4,629

Cognizant Technology Solutions Corp., Class A *	36,185	2,530

EMC Corp. *	66,893	1,824

Fortinet, Inc. *	53,452	1,290

Fusion-io, Inc. *	28,092	850

Hewlett-Packard Co.	29,124	497

International Business Machines Corp.	5,764	1,196

NetApp, Inc. *	22,558	742

Riverbed Technology, Inc. *	48,887	1,137

SanDisk Corp. *	24,980	1,085

Teradata Corp. *	28,002	2,112
		19,274

Electronics – 2.9%

Cymer, Inc. *	13,476	688

FEI Co.	14,443	773

Trimble Navigation Ltd. *	17,635	840
		2,301

Healthcare – Products – 2.3%

Intuitive Surgical, Inc. *	2,087	1,034

St. Jude Medical, Inc.	19,795	834
		1,868

Internet – 15.2%

Amazon.com, Inc. *	3,300	839

F5 Networks, Inc. *	22,069	2,311

Google, Inc., Class A *	6,946	5,240

LinkedIn Corp., Class A *	6,108	735

OpenTable, Inc. *	18,986	790

Rackspace Hosting, Inc. *	17,639	1,166

TIBCO Software, Inc. *	40,707	1,230
		12,311

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Pharmaceuticals – 2.8%

Allergan, Inc.	10,121	$927

BioMarin Pharmaceutical, Inc. *	25,382	1,022

Idenix Pharmaceuticals, Inc. *	67,923	310
		2,259

Real Estate Investment Trusts – 1.0%

American Tower Corp.	10,938	781

Semiconductors – 15.4%

Altera Corp.	40,832	1,388

ARM Holdings PLC ADR	59,904	1,676

ASML Holding N.V. (Registered)	22,373	1,201

Broadcom Corp., Class A	25,173	871

Intel Corp.	35,305	801

KLA-Tencor Corp.	20,850	995

Linear Technology Corp.	27,358	871

Microchip Technology, Inc.	37,242	1,219

QUALCOMM, Inc.	37,080	2,317

Xilinx, Inc.	32,627	1,090
		12,429

Software – 19.0%

Activision Blizzard, Inc.	118,452	1,336

Check Point Software Technologies Ltd. *	34,161	1,645

Citrix Systems, Inc. *	26,020	1,993

Informatica Corp. *	19,401	675

Microsoft Corp.	21,231	632

Nuance Communications, Inc. *	35,521	884

Oracle Corp.	68,743	2,165

QLIK Technologies, Inc. *	37,965	851

Red Hat, Inc. *	26,300	1,498

Salesforce.com, Inc. *	7,526	1,149

SolarWinds, Inc. *	18,717	1,043

VMware, Inc., Class A *	15,866	1,535
		15,406

Telecommunications – 10.2%

Amdocs Ltd.	29,809	984

Aruba Networks, Inc. *	65,167	1,465

Cisco Systems, Inc.	111,359	2,126

Juniper Networks, Inc. *	49,701	850

LogMeIn, Inc. *	35,313	792

Polycom, Inc. *	128,372	1,267

See Notes to the Financial Statements.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% – continued

Telecommunications – 10.2% – continued

Procera Networks, Inc. *	32,405	$762
		8,246
Total Common Stocks
(Cost $71,143)		79,461

INVESTMENT COMPANIES – 1 .8%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	1,488,615	1,489
Total Investment Companies
(Cost $1,489)		1,489

Total Investments – 100.0%
(Cost $72,632)		80,950

Liabilities less Other Assets – 0.0%		(31)
NET ASSETS – 100.0%		$80,919

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,314,000 with net sales of approximately $825,000 during the six months ended September 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.0%
Financials	1.0
Health Care	9.2
Information Technology	88.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Technology Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$79,461	(1)	$–	$–	$79,461
Investment Companies	1,489		–	–	1,489
Total Investments	$80,950		$–	$–	$80,950

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Enhanced Large Cap, Income Equity, International Equity, Large Cap Equity, Large Cap Growth, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“U.S.”) of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 9.

At September 30, 2012, the Enhanced Large Cap, Small Cap Core and Small Cap Value Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $50,000, $930,000 and $8,444,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in options written by the Large Cap Equity Fund during the six months ended September 30, 2012, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at March 31, 2012	60	$13
Options written	80	8
Options expired and closed	(140)	(21)
Options outstanding at September 30, 2012	0	$0

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

E) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2012, were less than $500 for the International Equity Fund. Redemption fees for the fiscal year ended March 31, 2012, were less than $1,000 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Enhanced Large Cap	Quarterly
Income Equity	Monthly
International Equity	Annually
Large Cap Equity	Quarterly
Large Cap Growth	Annually
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)		CAPITAL STOCK
Enhanced Large Cap	$ — *	$ —	*	$ —
Income Equity	(223)	223		—
International Equity	587	(587)		—
Large Cap Growth	85	—		(85)
Small Cap Core	(37)	37		—
Small Cap Value	(935)	435		500
Technology	376	18,835		(19,211)

*	Amount rounds to less than one thousand.

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2011, through the fiscal year ended March 31, 2012, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Income Equity	$292
International Equity	5,937
Large Cap Equity	595
Large Cap Growth	1,753
Technology	701

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
International Equity	$987	$241
Large Cap Growth	473	—
Large Cap Value	5,224	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017	MARCH 31, 2018
Enhanced Large Cap	$10,612	$9,392
Income Equity	—	20,214
International Equity	8,621	154,278
Large Cap Equity	1,027	40,723
Large Cap Growth	12,709	20,105
Large Cap Value	55,266	61,413
Small Cap Core	1,764	1,352
Technology	6,315	10,853

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

During the fiscal year ended March 31, 2012, the following Fund had net capital loss carryforward amounts expire:

Amounts in thousands
Technology	$18,835

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Enhanced Large Cap	$4	$ —	$1,935
Income Equity	117	—	53,097
International Equity	1,474	—	16,497
Large Cap Equity	47	—	29,146
Large Cap Growth	—	—	20,215
Large Cap Value	991	—	22,368
Small Cap Core	416	—	17,300
Small Cap Value	4,088	9,610	321,039
Technology	—	—	14,329

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$200	$ —
Income Equity	7,992	—
International Equity	4,171	—
Large Cap Equity	1,212	—
Large Cap Value	2,000	—
Small Cap Core	431	—
Small Cap Value	10,300	2,585

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Enhanced Large Cap	$314	$ —
Income Equity	6,939	—
International Equity	4,643	—
Large Cap Equity	876	—
Large Cap Growth	70	—
Large Cap Value	3,451	—
Small Cap Value	11,401	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

K) OTHER RISKS Certain Funds invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2012 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Enhanced Large Cap	$100	1.24%
Income Equity	1,350	1.24%
International Equity	880	1.24%
Large Cap Value	513	1.24%
Technology	6,700	1.24%

No other Funds incurred any interest expenses during the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2012, the investment adviser contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees for the Enhanced Large Cap, Small Cap Core, Small Cap Value, Income Equity, Large Cap Value and Technology Funds for the six months ended September 30, 2012, and for the International Equity, Large Cap Equity and Large Cap Growth Funds for the period from April 1, 2012 to August 23, 2012, were based on the following annual rates as set forth in the

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

table below. The table below also sets forth the expense limitations for the six months ended September 30, 2012 for the Funds.

	CONTRACTUAL
Fund	ANNUAL ADVISORY FEES	EXPENSE LIMITATION
Enhanced Large Cap	0.30%	0.60%
Small Cap Core	0.85%	0.75%
Small Cap Value	0.85%	1.00%

	CONTRACTUAL ANNUAL ADVISORY FEE			CONTRACTUAL
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	EXPENSE LIMITATION
Income Equity	0.85%	0.80%	0.77%	1.00%
International Equity	1.00%	0.94%	0.90%	1.06%
Large Cap Equity	0.85%	0.80%	0.77%	0.85%
Large Cap Growth	0.85%	0.80%	0.77%	0.85%
Large Cap Value	0.85%	0.80%	0.77%	0.85%
Technology	1.00%	0.94%	0.90%	1.25%

Effective August 24, 2012, NTI reduced the contractual fee rates for the International Equity, Large Cap Equity, and Large Cap Growth Funds. As a result, for these Funds, the annual advisory fees for the period from August 24, 2012 to September 30, 2012 were based on the following annual rates as follows:

	CONTRACTUAL ANNUAL ADVISORY FEE
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
International Equity	0.90%	0.85%	0.81%
Large Cap Equity	0.75%	0.71%	0.68%
Large Cap Growth	0.75%	0.71%	0.68%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2013 for the Enhanced Large Cap, Small Cap Core, Small Cap Value, Income Equity, Large Cap Value and Technology Funds and September 20, 2013 for the International Equity, Large Cap Equity and Large Cap Growth Funds. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees

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EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Enhanced Large Cap	$ —	$3,647	$ —	$4,138
Income Equity	—	26,074	—	70,126
International Equity	—	29,228	—	59,303
Large Cap Equity	—	37,223	—	30,317
Large Cap Growth	—	14,148	—	18,135
Large Cap Value	—	15,640	—	31,076
Small Cap Core	—	5,911	—	23,752
Small Cap Value	—	341,715	—	262,022
Technology	—	10,792	—	26,341

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Enhanced Large Cap	$2,153	$(204)	$1,949	$11,052
Income Equity	57,968	(13,375)	44,593	304,677
International Equity	32,946	(22,744)	10,202	190,810
Large Cap Equity	31,839	(2,698)	29,141	133,291
Large Cap Growth	20,496	(109)	20,387	71,321
Large Cap Value	19,329	(1,210)	18,119	91,442
Small Cap Core	32,784	(16,424)	16,360	164,613
Small Cap Value	321,517	(89,616)	231,901	1,598,973
Technology	12,826	(5,453)	7,373	73,577

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	84	$828	7	$70	(171)	$(1,702)	(80)	$(804)
Income Equity	2,779	35,418	112	1,409	(6,214)	(78,979)	(3,323)	(42,152)
International Equity	971	7,047	—	—	(5,933)	(43,639)	(4,962)	(36,592)
Large Cap Equity	1,600	25,039	31	471	(956)	(14,472)	675	11,038
Large Cap Growth	179	4,270	—	—	(319)	(7,673)	(140)	(3,403)
Large Cap Value	329	3,139	—	—	(2,155)	(20,650)	(1,826)	(17,511)
Small Cap Core	777	12,007	—	—	(1,945)	(29,976)	(1,168)	(17,969)
Small Cap Value	15,345	251,465	—	—	(12,845)	(203,912)	2,500	47,553
Technology	91	1,453	—	—	(1,084)	(17,524)	(993)	(16,071)

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Enhanced Large Cap	339	$3,089	11	$101	(543)	$(5,039)	(193)	$(1,849)
Income Equity	11,729	144,188	264	3,238	(11,836)	(145,576)	157	1,850
International Equity	9,316	73,263	127	865	(16,340)	(123,183)	(6,897)	(49,055)
Large Cap Equity	1,197	16,409	52	699	(2,929)	(39,417)	(1,680)	(22,309)
Large Cap Growth	608	13,504	—	—	(708)	(15,903)	(100)	(2,399)
Large Cap Value	1,771	16,616	153	1,278	(7,831)	(70,555)	(5,907)	(52,661)
Small Cap Core	3,811	55,849	3	40	(2,875)	(41,231)	939	14,658
Small Cap Value	31,405	472,671	823	11,766	(31,844)	(483,608)	384	829
Technology	1,417	21,873	—	—	(1,518)	(22,434)	(101)	(561)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2012:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Enhanced Large Cap	Equity contracts	Net Assets — Unrealized appreciation	$—		Net Assets — Unrealized depreciation	$ —	*	Citigroup
International Equity	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	1		Unrealized loss on foreign currency exchange contracts	—		Chase
Small Cap Core	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(47)		UBS
Small Cap Value	Equity contracts	Net Assets — Unrealized appreciation	91	*	Net Assets — Unrealized depreciation	(398	)*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2012:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	$(17)
International Equity	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(53)
Large Cap Equity	Equity contracts	Net realized gains (losses) on written options	21
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	485
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	3,210

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EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Enhanced Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(7)
International Equity	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	1
Large Cap Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on written options	(3)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(345)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,027)

Volume of derivative activity for the six months ended September 30, 2012*:

	FOREIGN EXCHANGE		FUTURES EQUITY		PURCHASED OPTIONS		WRITTEN OPTIONS
	CONTRACTS**		CONTRACTS		CONTRACTS		CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE COST OF PROCEEDS***
Enhanced Large Cap	—	$—	8	$112	—	$—	—	$—
International Equity	43	833	—	—	—	—	—	—
Large Cap Equity	—	—	—	—	—	—	5	2
Small Cap Core	—	—	33	527	—	—	—	—
Small Cap Value	—	—	46	4,035	—	—	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts, and number of trades and average cost of proceeds of sale for written options contracts.

**	Foreign currency exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

12. LEGAL PROCEEDINGS

In 2007, the Enhanced Large Cap Fund and Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. On September 7, 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The value of the proceeds received by the Enhanced Large Cap Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Funds and the Funds intend to vigorously defend any lawsuit. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset values.

13. REORGANIZATION

On August 9, 2012, the Board of Trustees of the Trust (herein – after “NF”) approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of NF as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). It is anticipated that the reorganization will be completed on or about the dates as set forth in the table.

ACQUIRED FUND	ACQUIRING FUND	DATE OF COMPLETION OF REORGANIZATION ON OR ABOUT
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund	November 9, 2012
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund	November 9, 2012
NIF International Equity Portfolio	NF International Equity Fund	November 9, 2012

Pursuant to the Plan, all of the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund as shown in the above table, in exchange for shares of the corresponding Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all liabilities of the Acquired Fund. Immediately after the reorganization, Class A shareholders of each Acquired Fund will hold shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the respective Acquired Fund immediately prior to the reorganization. It is currently anticipated that the reorganization of each Acquired Fund should be effected on a tax-free basis for federal income tax purposes.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the items noted in Note 4 — Bank Borrowings and Note 13 — Reorganization, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

FUND EXPENSES	SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 76), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 80), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ENHANCED LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.61%	$1,000.00	$1,032.70	$3.11
Hypothetical**	0.61%	$1,000.00	$1,022.01	$3.09

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	1.00%	$1,000.00	$1,031.60	$5.09
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	1.06%	$1,000.00	$966.00	$5.22
Hypothetical**	1.06%	$1,000.00	$1,019.75	$5.37

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.85%	$1,000.00	$1,047.70	$4.36
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

LARGE CAP GROWTH

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.85%	$1,000.00	$1,010.40	$4.28
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2012 (UNAUDITED)

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.85%	$1,000.00	$1,018.20	$4.30
Hypothetical**	0.85%	$1,000.00	$1,020.81	$4.31

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.75%	$1,000.00	$1,020.20	$3.80
Hypothetical**	0.75%	$1,000.00	$1,021.31	$3.80

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	1.00%	$1,000.00	$1,003.00	$5.02
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	1.25%	$1,000.00	$949.70	$6.11
Hypothetical**	1.25%	$1,000.00	$1,018.80	$6.33

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT	SEPTEMBER 30, 2012 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees also reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees also noted Northern’s enhancements to the equity trading and compliance systems, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees noted Northern’s and its

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the investor base the Funds are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and the effects of these events on the Funds’ longer term performance, as well as how Northern’s investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as applicable, as well as year-to- date. For the Large Cap Value Fund, which was subject to in-depth performance reviews, the Trustees placed more emphasis on recent performance information. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews of the Large Cap Value Fund requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to that Fund.

The Trustees believed, based on the information received, that the majority of the Funds, including the Large Cap Value Fund, were performing well and that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and processes. Overall, the Trustees concluded that Northern was devoting appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. The Trustees also considered the additional contractual expense reimbursements that went into effect earlier in 2012. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they generally focused more on the profitability of Northern’s and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, although most of the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. The Trustees also considered information comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. The Trustees noted the difference in services provided by Northern with regard to these clients, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates. The Trustees also noted the increased expenses reimbursements made by Northern beginning earlier in 2012.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients, as well as the Funds, benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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EQUITY FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

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NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND

30	GLOBAL REAL ESTATE INDEX FUND

39	GLOBAL SUSTAINABILITY INDEX FUND

51	INTERNATIONAL EQUITY INDEX FUND

66	MID CAP INDEX FUND

74	SMALL CAP INDEX FUND

100	STOCK INDEX FUND

109	NOTES TO THE FINANCIAL STATEMENTS

122	FUND EXPENSES

124	APPROVAL OF ADVISORY AGREEMENT

128	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at cost	$1,460,669	(1)	$885,389	(1)
Investments, at value	$1,668,689	(3)	$1,016,536	(3)
Cash held at broker (restricted $429, $660, $28, $1,195, respectively)	2,475		877
Foreign currencies held at broker, at value (restricted $1,104, $1,125, $30, respectively)	1,880	(5)	2,576	(5)
Foreign currencies, at value (cost $12,606, $5,359, $190, $6,131, respectively)	12,777		5,389
Dividend income receivable	2,061		2,277
Interest income receivable	6		4
Receivable for foreign tax reclaimable	54		384
Receivable for securities sold	152		–
Receivable for variation margin on futures contracts	73		18
Receivable for fund shares sold	1,594		2,432
Receivable from investment adviser	117		42
Unrealized gain on foreign currency exchange contracts	119		57
Prepaid and other assets	25		18
Total Assets	1,690,022		1,030,610
LIABILITIES:
Unrealized loss on foreign currency exchange contracts	–		75
Payable for securities purchased	3,177		435
Payable for variation margin on futures contracts	27		151
Payable for fund shares redeemed	580		302
Foreign currencies payable to broker, at value	–		–
Payable to affiliates:
Investment advisory fees	97		59
Administration fees	41		25
Custody and accounting fees	30		20
Shareholder servicing fees	78		25
Transfer agent fees	28		17
Trustee fees	7		5
Accrued other liabilities	53		23
Total Liabilities	4,118		1,137
Net Assets	$1,685,904		$1,029,473
ANALYSIS OF NET ASSETS:
Capital stock	$1,607,822		$1,576,718
Accumulated undistributed net investment income	26,372		1,183
Accumulated undistributed net realized loss	(156,575)		(679,494)
Net unrealized appreciation	208,285		131,066
Net Assets	$1,685,904		$1,029,473
Shares Outstanding ($.0001 par value, unlimited authorization)	148,065		116,690
Net Asset Value, Redemption and Offering Price Per Share	$11.39		$8.82

(1)	Amounts include cost from Diversified Assets Portfolio of the Northern Institutional Funds of $10,365, $23,641, $240, $7,043, $23,969, $17,541 and $65,156, respectively.
(2)	Amounts include cost from the Northern Trust Corp. of $106 and $3,152, respectively.
(3)	Amounts include value from Diversified Assets Portfolio of the Northern Institutional Funds of $10,365, $23,641, $240, $7,043, $23,969, $17,541 and $65,156, respectively.
(4)	Amounts include value from the Northern Trust Corp. of $93 and $2,707, respectively.
(5)	Costs associated with foreign currencies held at broker are $1,845, $2,575 and $291, respectively.
(6)	Costs associated with foreign currencies payable to broker are $264.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2012 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND

$94,262	(1)(2)	$1,541,665	(1)	$627,409	(1)	$474,745	(1)	$2,829,391	(1)(2)
$109,158	(3)(4)	$1,658,810	(3)	$729,660	(3)	$543,209	(3)	$3,508,836	(3)(4)
199		4,240		–		–		–
295	(5)	–		–		–		–
202		6,413		–		–		–
297		5,935		879		630		4,314
1		1		–		–		–
92		3,152		–		–		–
1		31,846		2,747		153		777
–		6		–		1		–
18		1,265		19,645		447		2,984
10		101		42		35		168
2		32		–		–		–
3		14		7		28		30
110,278		1,711,815		752,980		544,503		3,517,109

2		59		–		–		–
24		38,468		23,556		1,681		1,556
9		226		71		146		372
3		575		218		88		1,871
–		262	(6)	–		–		–
6		69		23		18		58
3		42		17		13		87
4		30		9		2		32
15		–		–		–		4
2		27		12		9		58
2		12		4		5		11
128		65		25		24		88
198		39,835		23,935		1,986		4,137
$110,080		$1,671,980		$729,045		$542,517		$3,512,972

$98,556		$1,904,119		$622,329		$469,760		$2,928,898
2,096		42,745		6,411		5,014		2,020
(5,488)		(391,659)		(1,525)		(535)		(97,401)
14,916		116,775		101,830		68,278		679,455
$110,080		$1,671,980		$729,045		$542,517		$3,512,972
11,878		169,462		55,237		58,295		196,587
$9.27		$9.87		$13.20		$9.31		$17.87

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$30,216	(1)(2)	$17,600	(3)(4)
Interest income	16		14
Total Investment Income	30,232		17,614
EXPENSES:
Investment advisory fees	2,800		1,569
Administration fees	1,200		673
Custody fees	737		421
Accounting fees	90		55
Transfer agent fees	800		448
Registration fees	21		15
Printing fees	30		13
Professional fees	26		16
Shareholder servicing fees	124		51
Trustee fees	14		5
Interest expense	3		–
Other	15		6
Total Expenses	5,860		3,272
Less expenses reimbursed by investment adviser	(3,460)		(1,046)
Net Expenses	2,400		2,226
Net Investment Income	27,832		15,388
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(15,622)		(1,546)
Futures contracts	349		868
Foreign currency transactions	(1,182)		146
Net change in unrealized appreciation (depreciation) on:
Investments	(50,232)		49,624
Futures contracts	154		(358)
Foreign currency exchange contracts	137		(13)
Translation of other assets and liabilities denominated in foreign currencies	76		19
Net Gains (Losses)	(66,320)		48,740
Net Increase (Decrease) in Net Assets Resulting from Operations	$(38,488)		$64,128

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(2)	Net of $3,823 in non-reclaimable foreign withholding taxes.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $1, $1, $1 and $5, respectively.
(4)	Net of $842 in non-reclaimable foreign withholding taxes.
(5)	Net of $114 in non-reclaimable foreign withholding taxes.
(6)	Net of $3,660 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$1,633	(1)(5)	$34,282	(1)(6)	$5,128 (3)	$3,805 (3)	$34,912 (3)
2		–		1	1	4
1,635		34,282		5,129	3,806	34,916

187		1,974		661	505	1,625
80		1,185		495	379	2,438
65		728		60	64	207
15		89		43	35	173
53		790		330	252	1,625
14		20		13	12	25
10		29		14	13	45
16		26		16	16	36
23		3		9	2	9
4		14		5	4	23
1		4		–	–	3
6		16		6	6	23
474		4,878		1,652	1,288	6,232
(317)		(2,899)		(1,166)	(920)	(4,659)
157		1,979		486	368	1,573
1,478		32,303		4,643	3,438	33,343

(1,263)		(11,590)		7,778	6,904	(38,160)
79		(760)		1,527	1,074	5,756
(10)		(22)		–	–	–
(538)		(36,357)		(10,637)	(1,672)	118,721
(52)		(243)		(1,147)	(837)	(2,983)
(9)		(124)		–	–	–
16		(120)		–	–	–
(1,777)		(49,216)		(2,479)	5,469	83,334
$(299)		$(16,913)		$2,164	$8,907	$116,677

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income	$27,832	$28,618	$15,388	$14,799
Net realized gains (losses)	(16,455)	(3,220)	(532)	(5,041)
Net change in unrealized appreciation (depreciation)	(49,865)	(152,597)	49,272	1,678
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,488)	(127,199)	64,128	11,436
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	30,970	226,773	249,630	81,467
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,970	226,773	249,630	81,467
DISTRIBUTIONS PAID:
From net investment income	–	(21,001)	(12,641)	(15,728)
Total Distributions Paid	–	(21,001)	(12,641)	(15,728)
Total Increase (Decrease) in Net Assets	(7,518)	78,573	301,117	77,175
NET ASSETS:
Beginning of period	1,693,422	1,614,849	728,356	651,181
End of period	$1,685,904	$1,693,422	$1,029,473	$728,356
Accumulated Undistributed Net Investment Income (Loss)	$26,372	$(1,460)	$1,183	$(1,564)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2012

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012

$1,478	$2,089	$32,303	$47,440	$4,643	$5,658	$3,438	$4,404	$33,343	$47,341
(1,194)	1,132	(12,372)	(78,060)	9,305	16,538	7,978	19,018	(32,404)	(15,290)
(583)	(1,612)	(36,844)	(65,317)	(11,784)	(1,172)	(2,509)	(19,228)	115,738	251,729
(299)	1,609	(16,913)	(95,937)	2,164	21,024	8,907	4,194	116,677	283,780

(3,945)	15,378	19,159	115,657	55,682	135,693	20,828	69,454	141,764	815,749
(3,945)	15,378	19,159	115,657	55,682	135,693	20,828	69,454	141,764	815,749

–	(1,864)	–	(43,000)	–	(4,532)	–	(3,120)	(32,703)	(46,242)
–	(1,864)	–	(43,000)	–	(4,532)	–	(3,120)	(32,703)	(46,242)
(4,244)	15,123	2,246	(23,280)	57,846	152,185	29,735	70,528	225,738	1,053,287

114,324	99,201	1,669,734	1,693,014	671,199	519,014	512,782	442,254	3,287,234	2,233,947
$110,080	$114,324	$1,671,980	$1,669,734	$729,045	$671,199	$542,517	$512,782	$3,512,972	$3,287,234
$2,096	$618	$42,745	$10,442	$6,411	$1,768	$5,014	$1,576	$2,020	$1,380

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$11.65		$13.06		$11.31		$6.46	$12.92	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.22		0.15		0.07	0.26	0.19
Net realized and unrealized gains (losses)	(0.45)		(1.48)		1.80		4.90	(6.41)	2.09
Total from Investment Operations	(0.26)		(1.26)		1.95		4.97	(6.15)	2.28
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.15)		(0.20)		(0.12)	(0.20)	(0.22)
From net realized gains	–		–		–		–	(0.11)	(0.25)
Total Distributions Paid	–		(0.15)		(0.20)		(0.12)	(0.31)	(0.47)
Net Asset Value, End of Period	$11.39		$11.65		$13.06		$11.31	$6.46	$12.92
Total Return(2)	(2.23)%		(9.34)%		17.24%		77.02%	(47.60)%	20.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,685,904		$1,693,422		$1,614,849		$1,368,577	$307,832	$686,989
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.30	%(4)	0.61	%(4)	0.72	%(4)	0.72%	0.76%	0.72%
Expenses, before reimbursements and credits	0.73%		0.73%		0.72%		0.72%	0.76%	0.72%
Net investment income, net of reimbursements and credits	3.47	%(4)	1.90	%(4)	1.38	%(4)	1.07%	2.14%	1.45%
Net investment income, before reimbursements and credits	3.04%		1.78%		1.38%		1.07%	2.14%	1.45%
Portfolio Turnover Rate	6.27%		33.19%		40.61%		13.07%	29.68%	11.32%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000 and $8,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$8.38		$8.47		$7.37		$4.14	$10.17	$12.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.18		0.17		0.17	0.34	0.29
Net realized and unrealized gains (losses)	0.41		(0.08)		1.10		3.23	(6.08)	(2.58)
Total from Investment Operations	0.55		0.10		1.27		3.40	(5.74)	(2.29)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.11)		(0.19)		(0.17)		(0.17)	(0.28)	(0.25)
From net realized gains	–		–		–		–	(0.01)	(0.08)
Total Distributions Paid	(0.11)		(0.19)		(0.17)		(0.17)	(0.29)	(0.33)
Net Asset Value, End of Period	$8.82		$8.38		$8.47		$7.37	$4.14	$10.17
Total Return(2)	6.69%		1.42%		17.52%		82.69%	(57.38)%	(18.01)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,029,473		$728,356		$651,181		$496,724	$235,067	$1,050,642
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.50	%(4)	0.61	%(4)	0.65	%(4)	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.73%		0.74%		0.74%		0.75%	0.74%	0.72%
Net investment income, net of reimbursements and credits	3.41	%(4)	2.27	%(4)	2.01	%(4)	2.64%	3.74%	2.73%
Net investment income, before reimbursements and credits	3.18%		2.14%		1.92%		2.54%	3.65%	2.66%
Portfolio Turnover Rate	0.61%		5.02%		4.56%		21.50%	38.23%	25.48%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $3,000 and $13,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$9.26		$9.37		$8.53		$5.62	$9.98	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.17		0.14		0.12	0.09	0.02
Net realized and unrealized gains (losses)	(0.12)		(0.12)		0.83		2.91	(4.36)	(0.04)
Total from Investment Operations	0.01		0.05		0.97		3.03	(4.27)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.16)		(0.13)		(0.12)	(0.09)	–
Total Distributions Paid	–		(0.16)		(0.13)		(0.12)	(0.09)	–
Net Asset Value, End of Period	$9.27		$9.26		$9.37		$8.53	$5.62	$9.98
Total Return(3)	0.11%		0.81%		11.49%		53.91%	(42.89)%	(0.20)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$110,080		$114,324		$99,201		$72,981	$33,738	$21,216
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.30	%(5)	0.56	%(5)	0.65	%(5)	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	0.89%		0.89%		0.91%		1.01%	1.23%	3.84	%(6)
Net investment income, net of reimbursements and credits	2.75	%(5)	2.08	%(5)	1.72	%(5)	1.80%	2.35%	3.66	%(6)
Net investment income, before reimbursements and credits	2.16%		1.75%		1.46%		1.44%	1.77%	0.47	%(6)
Portfolio Turnover Rate	11.57%		12.61%		28.77%		7.36%	17.55%	0.33%

(1)	Commenced investment operations on March 5, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000 and $4,000 which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on March 5, 2008, annualized gross expenses and net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$9.96		$10.88		$10.09		$6.70	$13.02	$13.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.28		0.23		0.19	0.29	0.36
Net realized and unrealized gains (losses)	(0.28)		(0.94)		0.77		3.39	(6.31)	(0.76)
Total from Investment Operations	(0.09)		(0.66)		1.00		3.58	(6.02)	(0.40)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.26)		(0.21)		(0.19)	(0.30)	(0.34)
From net realized gains	–		–		–		–	–	(0.16)
Total Distributions Paid	–		(0.26)		(0.21)		(0.19)	(0.30)	(0.50)
Net Asset Value, End of Period	$9.87		$9.96		$10.88		$10.09	$6.70	$13.02
Total Return(2)	(0.90)%		(5.67)%		9.96%		53.57%	(46.49)%	(3.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,671,980		$1,669,734		$1,693,014		$1,538,065	$828,342	$1,672,952
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.40	%(4)	0.45	%(4)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.62%		0.62%		0.62%		0.61%	0.62%	0.62%
Net investment income, net of reimbursements and credits	4.08	%(4)	2.93	%(4)	2.32	%(4)	2.37%	3.16%	2.27%
Net investment income, before reimbursements and credits	3.71%		2.71%		2.15%		2.21%	2.99%	2.10%
Portfolio Turnover Rate	9.07%		30.63%		8.41%		13.38%	20.29%	7.18%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $5,000 and $34,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$13.18		$13.07		$10.42		$6.44	$10.86	$12.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.12		0.10		0.12	0.15	0.16
Net realized and unrealized gains (losses)	(0.06)		0.09		2.65		3.98	(4.08)	(1.00)
Total from Investment Operations	0.02		0.21		2.75		4.10	(3.93)	(0.84)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.10)		(0.10)		(0.12)	(0.13)	(0.12)
From net realized gains	–		–		–		–	(0.36)	(0.59)
Total Distributions Paid	–		(0.10)		(0.10)		(0.12)	(0.49)	(0.71)
Net Asset Value, End of Period	$13.20		$13.18		$13.07		$10.42	$6.44	$10.86
Total Return(1)	0.15%		1.75%		26.46%		63.81%	(36.39)%	(7.23)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$729,045		$671,199		$519,014		$325,342	$203,248	$366,855
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.25	%(3)	0.29	%(3)	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.50%		0.52%		0.53%		0.52%	0.51%	0.51%
Net investment income, net of reimbursements and credits	1.40	%(3)	1.07	%(3)	1.02	%(3)	1.29%	1.49%	1.03%
Net investment income, before reimbursements and credits	1.05%		0.80%		0.78%		1.07%	1.28%	0.82%
Portfolio Turnover Rate	5.80%		12.07%		13.01%		29.69%	36.66%	21.73%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000 and $15,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $21,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$9.16		$9.28		$7.46		$4.63	$8.60	$10.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.08		0.06		0.06	0.10	0.13
Net realized and unrealized gains (losses)	0.09		(0.14)		1.82		2.83	(3.24)	(1.51)
Total from Investment Operations	0.15		(0.06)		1.88		2.89	(3.14)	(1.38)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.06)		(0.06)		(0.06)	(0.10)	(0.13)
From net realized gains	–		–		–		–	(0.73)	(0.82)
Total Distributions Paid	–		(0.06)		(0.06)		(0.06)	(0.83)	(0.95)
Net Asset Value, End of Period	$9.31		$9.16		$9.28		$7.46	$4.63	$8.60
Total Return(1)	1.64%		(0.53)%		25.29%		62.55%	(37.67)%	(13.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$542,517		$512,782		$442,254		$273,798	$154,988	$293,464
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.15	%(3)	0.29	%(3)	0.34	%(3)	0.35%	0.35%	0.35%
Expenses, before reimbursements and credits	0.51%		0.53%		0.55%		0.54%	0.54%	0.51%
Net investment income, net of reimbursements and credits	1.35	%(3)	1.02	%(3)	0.85	%(3)	0.94%	1.21%	1.12%
Net investment income, before reimbursements and credits	0.99%		0.78%		0.64%		0.75%	1.02%	0.96%
Portfolio Turnover Rate	11.60%		16.51%		13.55%		21.34%	29.57%	19.38%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012 and approximately $26,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$17.46		$16.41		$14.47		$9.85	$16.33	$17.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.28		0.26		0.23	0.29	0.31
Net realized and unrealized gains (losses)	0.41		1.05		1.94		4.62	(6.48)	(1.21)
Total from Investment Operations	0.58		1.33		2.20		4.85	(6.19)	(0.90)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.28)		(0.26)		(0.23)	(0.29)	(0.30)
Total Distributions Paid	(0.17)		(0.28)		(0.26)		(0.23)	(0.29)	(0.30)
Net Asset Value, End of Period	$17.87		$17.46		$16.41		$14.47	$9.85	$16.33
Total Return(1)	3.36%		8.31%		15.40%		49.46%	(38.25)%	(5.27)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,512,972		$3,287,234		$2,233,947		$1,526,494	$855,009	$1,103,216
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10	%(3)	0.20	%(3)	0.24	%(3)	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.38%		0.39%		0.39%		0.39%	0.39%	0.41%
Net investment income, net of reimbursements and credits	2.04	%(3)	1.88	%(3)	1.85	%(3)	1.84%	2.25%	1.84%
Net investment income, before reimbursements and credits	1.76%		1.69%		1.70%		1.70%	2.11%	1.68%
Portfolio Turnover Rate	5.87%		2.73%		4.35%		11.85%	4.22%	4.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $59,000 and $50,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal year ended March 31, 2012, respectively, and approximately $113,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6%

Brazil – 5.8%

All America Latina Logistica S.A.	202,528	$832

Amil Participacoes S.A.	58,059	694

Anhanguera Educacional Participacoes S.A.	56,405	939

Banco Bradesco S.A. ADR	21,716	349

Banco do Brasil S.A.	259,444	3,174

Banco Santander Brasil S.A.	224,636	1,648

Banco Santander Brasil S.A. ADR	119,510	881

BM&FBovespa S.A.	832,261	5,013

BR Malls Participacoes S.A.	184,115	2,535

BR Properties S.A.	84,000	1,092

Brasil Foods S.A.	305,220	5,232

CCR S.A.	399,800	3,558

Centrais Eletricas Brasileiras S.A.	122,551	730

CETIP S.A. – Mercados Organizados	92,156	1,206

Cia de Saneamento Basico do Estado de Sao Paulo	51,257	2,086

Cia de Saneamento de Minas Gerais-COPASA	26,000	591

Cia Hering	62,761	1,403

Cia Siderurgica Nacional S.A.	328,290	1,857

Cielo S.A.	133,193	3,321

Cosan S.A. Industria e Comercio	55,147	1,005

CPFL Energia S.A.	108,520	1,194

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	133,572	1,142

Diagnosticos da America S.A.	105,942	633

Duratex S.A.	113,606	741

EcoRodovias Infraestrutura e Logistica S.A.	75,870	656

Embraer S.A.	250,562	1,670

Energias do Brasil S.A.	108,105	678

Fibria Celulose S.A. *	112,017	1,018

Hypermarcas S.A. *	155,758	1,132

JBS S.A. *	187,536	615

Light S.A.	27,500	320

Localiza Rent a Car S.A.	59,176	1,025

Lojas Renner S.A.	55,339	1,837

MMX Mineracao e Metalicos S.A. *	84,303	208

MPX Energia S.A. *	55,500	296

MRV Engenharia e Participacoes S.A.	141,793	840

Multiplan Empreendimentos Imobiliarios S.A.	33,920	997

Multiplus S.A.	21,800	444

Natura Cosmeticos S.A.	77,714	2,105

Obrascon Huarte Lain Brasil S.A.	53,900	491

Odontoprev S.A.	121,950	680

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Brazil – 5.8% – continued

OGX Petroleo e Gas Participacoes S.A. *	585,323	$1,787

Oi S.A.	108,332	523

Oi S.A. ADR	2,610	10

PDG Realty S.A. Empreendimentos e Participacoes	506,924	960

Petroleo Brasileiro S.A.	1,359,178	15,555

Petroleo Brasileiro S.A. ADR	18,373	405

Porto Seguro S.A.	52,608	529

Raia Drogasil S.A.	89,507	1,018

Souza Cruz S.A.	173,140	2,320

Sul America S.A.	50,252	371

Tim Participacoes S.A.	381,036	1,466

Totvs S.A.	50,455	1,045

Tractebel Energia S.A.	73,638	1,161

Ultrapar Participacoes S.A.	147,724	3,305

Vale S.A.	580,762	10,382

Vale S.A. ADR	17,008	304
		98,009

Chile – 1.7%

AES Gener S.A.	1,107,946	671

Aguas Andinas S.A., Class A	1,047,150	702

Banco de Chile	7,966,366	1,114

Banco de Credito e Inversiones	14,390	908

Banco Santander Chile	29,669,684	2,098

CAP S.A.	33,858	1,180

Cencosud S.A.	451,443	2,734

Cia Cervecerias Unidas S.A.	50,608	723

Colbun S.A. *	3,558,512	1,003

Corpbanca S.A.	47,226,117	570

E.CL S.A.	241,078	589

Empresa Nacional de Electricidad S.A. ADR	3,800	182

Empresa Nacional de Electricidad S.A.	1,366,958	2,212

Empresas CMPC S.A.	502,367	1,978

Empresas COPEC S.A.	204,779	3,018

Enersis S.A.	5,432,903	1,774

Enersis S.A. ADR	9,024	148

ENTEL Chile S.A.	53,361	1,112

Latam Airlines Group S.A.	88,138	2,235

Latam Airlines Group S.A. ADR	8,335	211

Latam Airlines Group S.A. BDR *	30,812	768

S.A.C.I. Falabella	217,671	2,198

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Chile – 1.7% – continued

Vina Concha y Toro S.A.	187,100	$391
		28,716

China – 16.9%

Agile Property Holdings Ltd.	630,000	706

Agricultural Bank of China Ltd., Class H	9,711,367	3,765

Air China Ltd., Class H	818,705	514

Airtac International Group	37,000	185

Aluminum Corp. of China Ltd., Class H *	1,787,435	728

Angang Steel Co. Ltd., Class H *	478,798	245

Anhui Conch Cement Co. Ltd., Class H	559,575	1,733

Anta Sports Products Ltd.	407,432	312

AviChina Industry & Technology Co. Ltd., Class H	918,313	348

Bank of China Ltd., Class H	34,514,652	13,084

Bank of Communications Co. Ltd., Class H	3,283,117	2,219

BBMG Corp., Class H	486,841	371

Beijing Capital International Airport Co. Ltd., Class H	864,000	577

Beijing Enterprises Holdings Ltd.	231,271	1,539

Belle International Holdings Ltd.	2,099,000	3,781

Bosideng International Holdings Ltd.	1,265,677	355

Brilliance China Automotive Holdings Ltd. *	1,129,944	1,240

Byd Co. Ltd., Class H *	237,199	412

China Agri-Industries Holdings Ltd.	737,917	416

China BlueChemical Ltd., Class H	784,851	462

China Citic Bank Corp. Ltd., Class H	3,353,286	1,584

China Coal Energy Co. Ltd., Class H	1,857,232	1,686

China Communications Construction Co. Ltd., Class H	1,998,287	1,608

China Communications Services Corp. Ltd., Class H	1,065,035	615

China Construction Bank Corp., Class H	32,898,410	22,734

China COSCO Holdings Co. Ltd., Class H *	1,189,721	484

China Everbright Ltd.	393,110	491

China Gas Holdings Ltd.	1,399,495	767

China International Marine Containers Group Co. Ltd., Class B	284,800	354

China Life Insurance Co. Ltd., Class H	3,419,544	9,873

China Longyuan Power Group Corp., Class H	978,473	641

China Mengniu Dairy Co. Ltd.	556,000	1,662

China Merchants Bank Co. Ltd., Class H	1,761,357	2,954

China Merchants Holdings International Co. Ltd.	519,871	1,595

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

China – 16.9% – continued

China Minsheng Banking Corp. Ltd., Class H	2,336,927	$1,836

China Mobile Ltd.	2,750,712	30,412

China National Building Material Co. Ltd., Class H	1,298,000	1,428

China Oilfield Services Ltd., Class H	695,558	1,261

China Overseas Land & Investment Ltd.	1,908,475	4,836

China Pacific Insurance Group Co. Ltd., Class H	907,137	2,730

China Petroleum & Chemical Corp., Class H	7,755,835	7,206

China Railway Construction Corp. Ltd., Class H	890,000	793

China Railway Group Ltd., Class H	1,770,827	770

China Resources Cement Holdings Ltd.	894,720	518

China Resources Enterprise Ltd.	541,628	1,801

China Resources Gas Group Ltd.	328,000	670

China Resources Land Ltd.	919,756	2,017

China Resources Power Holdings Co. Ltd.	856,900	1,872

China Rongsheng Heavy Industries Group Holdings Ltd.	1,420,000	188

China Shanshui Cement Group Ltd.	824,907	536

China Shenhua Energy Co. Ltd., Class H	1,535,136	5,926

China Shipping Container Lines Co. Ltd., Class H *	1,693,695	343

China Shipping Development Co. Ltd., Class H	570,095	236

China Southern Airlines Co. Ltd., Class H	809,995	355

China State Construction International Holdings Ltd.	788,534	923

China Taiping Insurance Holdings Co. Ltd. *	384,660	601

China Telecom Corp. Ltd., Class H	6,530,339	3,780

China Unicom Hong Kong Ltd.	2,128,494	3,470

China Vanke Co. Ltd., Class B	597,172	749

China Yurun Food Group Ltd. *	619,148	444

China ZhengTong Auto Services Holdings Ltd. *	384,500	241

China Zhongwang Holdings Ltd. *	722,000	276

Chongqing Rural Commercial Bank, Class H	1,078,434	424

Citic Pacific Ltd.	579,363	693

CITIC Securities Co. Ltd., Class H	265,500	467

CNOOC Ltd.	8,163,433	16,585

COSCO Pacific Ltd.	751,948	1,047

Country Garden Holdings Co. Ltd. *	2,067,472	801

CSG Holding Co. Ltd., Class B	336,300	214

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

China – 16.9% – continued

CSR Corp. Ltd., Class H	875,669	$577

Dah Chong Hong Holdings Ltd.	365,000	331

Daphne International Holdings Ltd.	409,100	409

Datang International Power Generation Co. Ltd., Class H	1,329,875	447

Dongfang Electric Corp. Ltd., Class H	148,800	202

Dongfeng Motor Group Co. Ltd., Class H	1,223,169	1,426

ENN Energy Holdings Ltd.	337,279	1,418

Evergrande Real Estate Group Ltd.	2,350,116	925

Far East Horizon Ltd.	594,000	362

Fosun International Ltd.	708,660	339

Franshion Properties China Ltd.	1,445,791	440

GCL-Poly Energy Holdings Ltd.	3,490,675	532

Geely Automobile Holdings Ltd.	1,708,423	644

Golden Eagle Retail Group Ltd.	308,675	603

GOME Electrical Appliances Holding Ltd.	4,567,874	481

Great Wall Motor Co. Ltd., Class H	468,432	1,230

Guangdong Investment Ltd.	1,132,514	893

Guangzhou Automobile Group Co. Ltd., Class H	1,005,760	658

Guangzhou R&F Properties Co. Ltd., Class H	441,214	506

Haier Electronics Group Co. Ltd. *	381,000	442

Hengan International Group Co. Ltd.	333,898	3,160

Hengdeli Holdings Ltd.	981,279	284

Huabao International Holdings Ltd.	928,000	526

Huaneng Power International, Inc., Class H	1,450,501	1,101

Industrial & Commercial Bank of China Ltd., Class H	29,683,515	17,455

Inner Mongolia Yitai Coal Co. Ltd., Class B	271,488	1,465

Intime Department Store Group Co. Ltd.	457,635	494

Jiangsu Expressway Co. Ltd., Class H	542,000	449

Jiangxi Copper Co. Ltd., Class H	628,000	1,582

Kingboard Chemical Holdings Ltd.	270,757	648

Kunlun Energy Co. Ltd.	1,447,230	2,528

Lee & Man Paper Manufacturing Ltd.	846,248	369

Lenovo Group Ltd.	2,810,000	2,316

Longfor Properties Co. Ltd.	583,231	900

Metallurgical Corp. of China Ltd., Class H *	1,258,284	246

MMG Ltd. *	699,488	266

Nine Dragons Paper Holdings Ltd.	722,923	361

Parkson Retail Group Ltd.	638,500	534

PetroChina Co. Ltd., Class H	9,713,438	12,587

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

China – 16.9% – continued

PICC Property & Casualty Co. Ltd., Class H	1,225,733	$1,499

Ping An Insurance Group Co. of China Ltd., Class H	862,453	6,489

Poly Property Group Co. Ltd. *	881,842	470

Sany Heavy Equipment International Holdings Co. Ltd.	417,877	227

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	732,116	944

Shanghai Electric Group Co. Ltd., Class H	1,292,000	458

Shanghai Industrial Holdings Ltd.	245,043	726

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	324,500	601

Shimao Property Holdings Ltd.	625,903	1,073

Shougang Fushan Resources Group Ltd.	1,305,933	352

Shui On Land Ltd.	1,185,536	448

Sihuan Pharmaceutical Holdings Group Ltd.	811,063	295

Sino-Ocean Land Holdings Ltd.	1,328,038	749

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,020,670	263

Sinopharm Group Co. Ltd., Class H	355,983	1,140

Soho China Ltd.	950,278	587

Sun Art Retail Group Ltd.	861,000	1,070

Tencent Holdings Ltd.	463,614	15,708

Tingyi Cayman Islands Holding Corp.	880,435	2,640

Tsingtao Brewery Co. Ltd., Class H	133,767	736

Uni-President China Holdings Ltd.	487,000	559

Want Want China Holdings Ltd.	2,692,870	3,434

Weichai Power Co. Ltd., Class H	220,953	674

Wumart Stores, Inc., Class H	238,470	356

Yanzhou Coal Mining Co. Ltd., Class H	883,138	1,339

Yingde Gases Group Co.	402,700	356

Yuexiu Property Co. Ltd.	2,273,826	575

Zhaojin Mining Industry Co. Ltd., Class H	397,774	719

Zhejiang Expressway Co. Ltd., Class H	627,294	436

Zhongsheng Group Holdings Ltd.	254,500	317

Zhuzhou CSR Times Electric Co. Ltd., Class H	202,930	520

Zijin Mining Group Co. Ltd., Class H	2,732,162	1,099

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	612,147	692

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

China – 16.9% – continued

ZTE Corp., Class H	282,898	452
		284,628

Colombia – 1.0%

Almacenes Exito S.A.	90,803	$1,488

Bancolombia S.A.	103,362	1,516

Bancolombia S.A. ADR	8,252	493

Bolsa de Valores de Colombia	368,721	502

Cementos Argos S.A.	182,058	791

Corp. Financiera Colombiana S.A.	33,327	629

Ecopetrol S.A.	2,281,919	6,720

Grupo Argos S.A.	131,186	1,449

Grupo de Inversiones Suramericana S.A.	105,644	1,787

Interconexion Electrica S.A. ESP	175,066	926
		16,301

Czech Republic – 0.3%

CEZ A.S.	73,077	2,726

Komercni Banka A.S.	6,885	1,374

Telefonica Czech Republic A.S.	50,825	1,027
		5,127

Egypt – 0.4%

Commercial International Bank Egypt S.A.E.	256,433	1,478

Egyptian Financial Group-Hermes Holding S.A.E. *	158,509	312

Egyptian Kuwaiti Holding Co. S.A.E.	296,586	398

National Societe Generale Bank S.A.E.	47,868	339

Orascom Construction Industries	42,653	2,014

Orascom Telecom Holding S.A.E. *	1,187,439	738

Talaat Moustafa Group *	405,263	368

Telecom Egypt Co.	150,599	359
		6,006

Hungary – 0.3%

Magyar Telekom Telecommunications PLC	217,336	417

MOL Hungarian Oil and Gas PLC	18,831	1,561

OTP Bank PLC	101,198	1,781

Richter Gedeon Nyrt.	6,312	1,104
		4,863

India – 6.9%

ACC Ltd.	23,065	641

Adani Enterprises Ltd.	97,102	370

Adani Ports and Special Economic Zone	185,049	446

Aditya Birla Nuvo Ltd.	18,052	306

Ambuja Cements Ltd.	278,581	1,064

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

India – 6.9% – continued

Asian Paints Ltd.	13,014	$968

Axis Bank Ltd.	102,354	2,197

Bajaj Auto Ltd.	39,238	1,359

Bank of Baroda	35,542	536

Bank of India	52,083	307

Bharat Heavy Electricals Ltd.	265,663	1,240

Bharat Petroleum Corp. Ltd.	79,212	523

Bharti Airtel Ltd.	257,236	1,294

Cairn India Ltd. *	103,251	646

Canara Bank	38,828	317

Cipla Ltd.	155,996	1,123

Coal India Ltd.	227,736	1,549

Dabur India Ltd.	194,883	473

DLF Ltd.	185,478	818

Dr. Reddy’s Laboratories Ltd.	33,772	1,052

Dr. Reddy’s Laboratories Ltd. ADR	12,305	380

GAIL India Ltd.	172,357	1,247

GMR Infrastructure Ltd. *	424,599	199

Godrej Consumer Products Ltd.	53,763	681

HCL Technologies Ltd.	36,565	399

HDFC Bank Ltd.	607,191	7,227

HDFC Bank Ltd. ADR	31,500	1,184

Hero Motocorp Ltd.	17,714	630

Hindalco Industries Ltd.	467,488	1,066

Hindustan Unilever Ltd.	399,971	4,132

Housing Development Finance Corp.	613,025	8,981

ICICI Bank Ltd.	146,549	2,935

ICICI Bank Ltd. ADR	22,771	914

Idea Cellular Ltd. *	294,283	475

IDFC Ltd.	463,379	1,352

Infosys Ltd.	170,855	8,166

Infosys Ltd. ADR	27,237	1,322

ITC Ltd.	1,019,338	5,254

Jaiprakash Associates Ltd.	435,520	676

Jindal Steel & Power Ltd.	168,762	1,362

JSW Steel Ltd.	35,362	506

Kotak Mahindra Bank Ltd.	123,914	1,523

Larsen & Toubro Ltd.	93,787	2,831

LIC Housing Finance Ltd.	136,916	730

Lupin Ltd.	65,461	738

Mahindra & Mahindra Ltd.	138,584	2,267

Maruti Suzuki India Ltd.	15,582	398

NTPC Ltd.	262,631	835

Oil & Natural Gas Corp. Ltd.	347,139	1,844

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

India – 6.9% – continued

Piramal Enterprises Ltd.	29,579	$260

Power Finance Corp. Ltd.	115,520	412

Power Grid Corp. of India Ltd.	504,834	1,151

Ranbaxy Laboratories Ltd. *	57,496	576

Reliance Capital Ltd.	43,663	356

Reliance Communications Ltd.	225,503	277

Reliance Industries Ltd.	487,720	7,723

Reliance Industries Ltd. GDR (1)(2)	57,426	1,807

Reliance Infrastructure Ltd.	47,241	480

Reliance Power Ltd. *	247,612	460

Rural Electrification Corp. Ltd.	131,490	542

Satyam Computer Services Ltd. *	292,427	612

Sesa Goa Ltd.	153,478	496

Shriram Transport Finance Co. Ltd.	56,763	666

Siemens Ltd.	29,690	399

State Bank of India	60,329	2,554

Sterlite Industries India Ltd.	607,935	1,142

Sun Pharmaceutical Industries Ltd.	139,628	1,838

Tata Consultancy Services Ltd.	218,903	5,366

Tata Motors Ltd.	668,143	3,426

Tata Power Co. Ltd.	441,468	892

Tata Steel Ltd.	138,964	1,053

Titan Industries Ltd.	94,140	466

Ultratech Cement Ltd.	32,702	1,218

Unitech Ltd. *	576,586	265

United Phosphorus Ltd.	101,953	254

United Spirits Ltd.	38,995	899

Wipro Ltd.	199,203	1,435

Wipro Ltd. ADR	22,616	202

Zee Entertainment Enterprises Ltd.	214,284	791
		115,501

Indonesia – 2.6%

Adaro Energy Tbk PT	6,531,720	1,017

Astra Agro Lestari Tbk PT	182,037	416

Astra International Tbk PT	9,347,260	7,215

Bank Central Asia Tbk PT	5,520,192	4,539

Bank Danamon Indonesia Tbk PT	1,507,443	982

Bank Mandiri Persero Tbk PT	4,160,455	3,548

Bank Negara Indonesia Persero Tbk PT	3,334,409	1,364

Bank Rakyat Indonesia Persero Tbk PT	5,153,158	3,989

Bumi Resources Tbk PT	6,574,712	498

Charoen Pokphand Indonesia Tbk PT	3,338,935	1,054

Gudang Garam Tbk PT	217,415	1,054

Indo Tambangraya Megah Tbk PT	180,278	790

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Indonesia – 2.6% – continued

Indocement Tunggal Prakarsa Tbk PT	664,803	$1,411

Indofood Sukses Makmur Tbk PT	1,990,371	1,170

Indosat Tbk PT	599,347	338

Jasa Marga Persero Tbk PT	929,000	567

Kalbe Farma Tbk PT	2,067,416	1,013

Perusahaan Gas Negara Persero Tbk PT	4,916,612	2,113

Semen Gresik Persero Tbk PT	1,336,255	2,006

Tambang Batubara Bukit Asam Persero Tbk PT	367,500	619

Telekomunikasi Indonesia Persero Tbk PT	4,697,673	4,618

Unilever Indonesia Tbk PT	687,528	1,861

United Tractors Tbk PT	756,071	1,625

Vale Indonesia Tbk PT	1,096,623	336

XL Axiata Tbk PT	758,360	526
		44,669

Malaysia – 3.5%

AirAsia Bhd.	571,700	566

Alliance Financial Group Bhd.	451,500	604

AMMB Holdings Bhd.	750,637	1,562

Axiata Group Bhd.	1,147,025	2,437

Berjaya Corp. Bhd.	1,125,342	230

Berjaya Sports Toto Bhd.	328,157	465

British American Tobacco Malaysia Bhd.	51,600	1,019

Bumi Armada Bhd.	525,800	634

CIMB Group Holdings Bhd.	2,182,400	5,353

DiGi.Com Bhd.	1,403,100	2,420

Felda Global Ventures Holdings Bhd.	499,800	789

Gamuda Bhd.	751,200	845

Genting Bhd.	920,500	2,619

Genting Malaysia Bhd.	1,338,200	1,529

Genting Plantations Bhd.	101,600	306

Hong Leong Bank Bhd.	255,440	1,119

Hong Leong Financial Group Bhd.	93,500	363

IHH Healthcare Bhd. *	909,200	952

IJM Corp. Bhd.	534,020	824

IOI Corp. Bhd.	1,449,940	2,361

Kuala Lumpur Kepong Bhd.	216,850	1,565

Lafarge Malayan Cement Bhd.	187,600	542

Malayan Banking Bhd.	1,619,084	4,768

Malaysia Airports Holdings Bhd.	249,913	454

Malaysia Marine and Heavy Engineering Holdings Bhd.	211,547	329

Maxis Bhd.	1,094,551	2,477

MISC Bhd.	509,560	707

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Malaysia – 3.5% – continued

MMC Corp. Bhd.	335,875	$302

Parkson Holdings Bhd.	267,543	421

Petronas Chemicals Group Bhd.	1,261,600	2,638

Petronas Dagangan Bhd.	112,100	823

Petronas Gas Bhd.	267,100	1,660

PPB Group Bhd.	215,000	848

Public Bank Bhd.	9,913	47

Public Bank Bhd. (Registered)	466,700	2,195

RHB Capital Bhd.	297,297	701

Sapurakencana Petroleum Bhd. *	1,011,600	766

Sime Darby Bhd.	1,218,315	3,904

SP Setia Bhd.	213,600	254

Telekom Malaysia Bhd.	486,700	982

Tenaga Nasional Bhd.	1,229,450	2,741

UEM Land Holdings Bhd. *	680,217	373

UMW Holdings Bhd.	239,000	781

YTL Corp. Bhd.	2,026,680	1,138

YTL Power International Bhd.	968,199	526
		58,939

Mexico – 4.8%

Alfa S.A.B. de C.V., Series A	1,288,180	2,397

America Movil S.A.B. de C.V., Series L	17,834,921	22,719

Arca Continental S.A.B. de C.V.	146,484	1,037

Cemex S.A.B. de C.V., Series CPO *	4,763,877	3,963

Coca-Cola Femsa S.A.B. de C.V., Series L	203,622	2,636

Compartamos S.A.B. de C.V.	462,772	542

El Puerto de Liverpool S.A.B. de C.V., Series C1	87,400	772

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	901,267	8,298

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	139,252	585

Grupo Bimbo S.A.B. de C.V., Series A	741,628	1,851

Grupo Carso S.A.B. de C.V., Series A1	259,706	887

Grupo Financiero Banorte S.A.B. de C.V., Series O	840,259	4,748

Grupo Financiero Inbursa S.A., Series O	899,884	2,533

Grupo Mexico S.A.B. de C.V., Series B	1,728,036	5,710

Grupo Modelo S.A.B. de C.V., Series C	285,905	2,574

Grupo Televisa S.A.B., Series CPO	1,162,835	5,482

Industrias Penoles S.A.B. de C.V.	62,524	3,084

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	704,127	1,681

Mexichem S.A.B. de C.V.	330,406	1,576

Minera Frisco S.A.B. de C.V., Series A1 *	286,906	1,213

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Mexico – 4.8% – continued

Wal-Mart de Mexico S.A.B. de C.V., Series V	2,460,988	$6,929
		81,217

Morocco – 0.1%

Attijariwafa Bank	13,241	496

Douja Promotion Groupe Addoha S.A.	55,606	412

Maroc Telecom S.A.	39,636	471
		1,379

Peru – 0.5%

Cia de Minas Buenaventura S.A. ADR	85,706	3,339

Credicorp Ltd.	30,552	3,827

Volcan Cia Minera S.A.A., Class B	923,861	1,039
		8,205

Philippines – 0.9%

Aboitiz Equity Ventures, Inc.	874,249	1,022

Aboitiz Power Corp.	837,544	674

Alliance Global Group, Inc.	1,880,424	662

Ayala Corp.	78,707	802

Ayala Land, Inc.	2,700,580	1,542

Bank of the Philippine Islands	314,852	602

BDO Unibank, Inc. *	647,076	1,004

DMCI Holdings, Inc.	359,080	499

Energy Development Corp.	3,442,250	501

Globe Telecom, Inc.	14,615	405

International Container Terminal Services, Inc.	352,120	594

Jollibee Foods Corp.	190,573	461

Manila Electric Co.	75,320	459

Metropolitan Bank & Trust	114,952	255

Philippine Long Distance Telephone Co.	19,460	1,297

San Miguel Corp.	209,680	554

SM Investments Corp.	96,897	1,689

SM Prime Holdings, Inc.	3,146,313	1,068

Universal Robina Corp.	374,610	625
		14,715

Poland – 1.4%

Asseco Poland S.A.	31,669	443

Bank Handlowy w Warszawie S.A.	15,134	417

Bank Millennium S.A. *	185,589	225

Bank Pekao S.A.	53,084	2,622

BRE Bank S.A. *	6,681	660

Cyfrowy Polsat S.A. *	90,837	418

Enea S.A.	48,135	246

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Poland – 1.4% – continued

Eurocash S.A.	31,203	$385

Grupa Lotos S.A. *	28,594	280

Jastrzebska Spolka Weglowa S.A.	16,305	466

KGHM Polska Miedz S.A.	62,972	3,009

PGE S.A.	336,535	1,943

Polski Koncern Naftowy Orlen S.A. *	144,731	2,055

Polskie Gornictwo Naftowe i Gazownictwo S.A. *	796,842	1,013

Powszechna Kasa Oszczednosci Bank Polski S.A.	353,983	3,941

Powszechny Zaklad Ubezpieczen S.A.	25,240	2,840

Synthos S.A.	240,849	430

Tauron Polska Energia S.A.	477,316	731

Telekomunikacja Polska S.A.	330,676	1,699

TVN S.A.	69,645	151
		23,974

Russia – 5.6%

Federal Grid Co. Unified Energy System JSC *	141,364,477	1,053

Federal Hydrogenerating Co. JSC	35,863,245	982

Federal Hydrogenerating Co. JSC ADR	225,569	604

Gazprom OAO	1,336,583	6,759

Gazprom OAO ADR (London Exchange)	1,747,410	17,523

Gazprom OAO ADR (OTC Exchange)	15,600	157

IDGC Holding JSC *	7,786,000	589

Inter Rao Ues OAO *	822,164,281	706

LSR Group OJSC GDR (Registered)	93,140	435

Lukoil OAO	71,708	4,419

Lukoil OAO ADR (London Exchange)	147,985	9,157

Lukoil OAO ADR (OTC Exchange)	14,973	921

Magnit OJSC	2,111	282

Magnit OJSC GDR (Registered)	108,591	3,703

Mechel	1,951	14

Mechel ADR	62,356	439

MMC Norilsk Nickel OJSC	13,129	2,083

MMC Norilsk Nickel OJSC ADR (London Exchange)	3,947	63

MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,271

Mobile Telesystems OJSC ADR	233,650	4,094

NovaTek OAO GDR (Registered)	41,147	4,867

Novolipetsk Steel OJSC GDR (Registered)	29,094	576

Rosneft OAO	195,465	1,322

Rosneft OAO GDR (Registered)	391,021	2,639

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Russia – 5.6% – continued

Rostelecom OJSC	531,804	$2,291

Sberbank of Russia	3,902,900	11,384

Sberbank of Russia (OTC Exchange)	56,000	164

Severstal OAO	19,603	248

Severstal OAO GDR (Registered)	58,309	729

Sistema JSFC GDR (Registered)	54,497	1,112

Surgutneftegaz OAO	1,288,823	1,164

Surgutneftegaz OJSC ADR (London Exchange)	74,644	673

Surgutneftegaz OJSC ADR (OTC Exchange)	120,622	1,098

Tatneft ADR (London Exchange)	61,329	2,543

Tatneft OAO	263,154	1,698

Tatneft OAO ADR (Frankfurt Exchange)	1,663	67

TMK OAO GDR (Registered)	25,900	394

Uralkali OJSC	495,549	4,091

Uralkali OJSC GDR (Registered)	22,790	947

VTB Bank OJSC	846,000,422	1,440

VTB Bank OJSC GDR (1)(2)	11,036	38

VTB Bank OJSC GDR (Registered)	154,552	514
		95,253

South Africa – 7.6%

ABSA Group Ltd.	130,046	2,164

African Bank Investments Ltd.	327,278	1,300

African Rainbow Minerals Ltd.	48,426	949

Anglo American Platinum Ltd.	30,424	1,566

AngloGold Ashanti Ltd.	177,347	6,225

ArcelorMittal South Africa Ltd. *	78,878	389

Aspen Pharmacare Holdings Ltd.	127,805	2,196

Assore Ltd.	15,714	623

Aveng Ltd.	181,343	682

Barloworld Ltd.	99,138	857

Bidvest Group Ltd.	132,899	3,290

Discovery Holdings Ltd.	133,564	891

Exxaro Resources Ltd.	56,511	1,093

FirstRand Ltd.	1,400,174	4,693

Foschini Group (The) Ltd.	92,191	1,405

Gold Fields Ltd.	327,220	4,182

Growthpoint Properties Ltd.	821,024	2,448

Harmony Gold Mining Co. Ltd.	174,493	1,460

Impala Platinum Holdings Ltd.	248,736	4,157

Imperial Holdings Ltd.	80,185	1,807

Investec Ltd.	107,246	659

Kumba Iron Ore Ltd.	36,489	2,207

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

South Africa – 7.6% – continued

Liberty Holdings Ltd.	50,652	$604

Life Healthcare Group Holdings Ltd.	422,648	1,613

Massmart Holdings Ltd.	48,647	975

MMI Holdings Ltd.	439,744	1,119

Mr. Price Group Ltd.	106,987	1,619

MTN Group Ltd.	778,586	14,990

Naspers Ltd., Class N	179,392	11,107

Nedbank Group Ltd.	92,047	2,024

Netcare Ltd.	394,686	849

Northam Platinum Ltd.	109,616	393

Pick n Pay Stores Ltd.	107,574	577

Pretoria Portland Cement Co. Ltd.	233,245	812

Redefine Properties Ltd.	1,210,188	1,360

Remgro Ltd.	195,870	3,421

Reunert Ltd.	81,894	678

RMB Holdings Ltd.	318,169	1,415

RMI Holdings	301,353	780

Sanlam Ltd.	807,210	3,644

Sappi Ltd. *	243,586	693

Sasol Ltd.	251,492	11,199

Shoprite Holdings Ltd.	193,182	3,908

Spar Group (The) Ltd.	77,578	1,193

Standard Bank Group Ltd.	560,535	7,116

Steinhoff International Holdings Ltd.	518,651	1,626

Tiger Brands Ltd.	73,442	2,413

Truworths International Ltd.	197,135	2,227

Vodacom Group Ltd.	167,085	2,051

Woolworths Holdings Ltd.	338,083	2,469
		128,118

South Korea – 14.6%

Amorepacific Corp.	1,449	1,540

AMOREPACIFIC Group	1,258	558

BS Financial Group, Inc.	78,792	846

Celltrion, Inc.	47,299	1,191

Cheil Industries, Inc.	21,287	1,932

CJ CheilJedang Corp.	3,537	975

CJ Corp.	6,643	599

Daelim Industrial Co. Ltd.	12,552	1,064

Daewoo Engineering & Construction Co. Ltd. *	45,850	429

Daewoo International Corp.	15,898	599

Daewoo Securities Co. Ltd.	74,158	844

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	43,190	1,000

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

South Korea – 14.6% – continued

DGB Financial Group, Inc.	60,670	$799

Dongbu Insurance Co. Ltd.	19,206	836

Dongkuk Steel Mill Co. Ltd.	16,380	239

Doosan Corp.	3,940	483

Doosan Heavy Industries & Construction Co. Ltd.	21,570	1,080

Doosan Infracore Co. Ltd. *	45,800	774

E-Mart Co. Ltd.	9,412	2,053

GS Engineering & Construction Corp.	16,100	1,101

GS Holdings	23,093	1,377

Hana Financial Group, Inc.	104,320	3,157

Hankook Tire Co. Ltd.	41,180	1,541

Hanwha Chem Corp.	38,152	727

Hanwha Corp.	19,845	614

Honam Petrochemical Corp.	6,459	1,529

Hyosung Corp.	10,466	583

Hyundai Department Store Co. Ltd.	6,866	941

Hyundai Development Co.	25,660	511

Hyundai Engineering & Construction Co. Ltd.	30,144	1,819

Hyundai Glovis Co. Ltd.	5,924	1,290

Hyundai Heavy Industries Co. Ltd.	18,903	4,236

Hyundai Hysco Co. Ltd.	14,228	601

Hyundai Marine & Fire Insurance Co. Ltd.	28,310	879

Hyundai Merchant Marine Co. Ltd. *	19,170	456

Hyundai Mipo Dockyard	5,012	605

Hyundai Mobis	31,342	8,726

Hyundai Motor Co.	70,543	15,905

Hyundai Securities Co. Ltd.	52,320	434

Hyundai Steel Co.	25,018	1,965

Hyundai Wia Corp.	6,972	1,176

Industrial Bank of Korea	74,010	811

Kangwon Land, Inc.	43,550	978

KB Financial Group, Inc.	171,534	6,058

KCC Corp.	1,935	507

Kia Motors Corp.	121,589	7,553

Korea Aerospace Industries Ltd.	15,470	387

Korea Electric Power Corp. *	115,596	2,902

Korea Exchange Bank *	116,670	888

Korea Gas Corp.	10,656	687

Korea Investment Holdings Co. Ltd.	17,360	616

Korea Life Insurance Co. Ltd.	79,790	552

Korea Zinc Co. Ltd.	3,828	1,668

Korean Air Lines Co. Ltd. *	16,455	702

KP Chemical Corp.	21,690	255

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

South Korea – 14.6% – continued

KT Corp.	11,689	$369

KT Corp. ADR	6,526	102

KT&G Corp.	49,721	3,785

Kumho Petro chemical Co. Ltd.	6,202	683

LG Chem Ltd.	21,526	6,370

LG Corp.	42,745	2,369

LG Display Co. Ltd. *	104,780	2,653

LG Electronics, Inc.	48,065	2,966

LG Household & Health Care Ltd.	4,218	2,403

LG Innotek Co. Ltd. *	4,565	331

LG Uplus Corp.	102,682	671

Lotte Confectionery Co. Ltd.	327	456

Lotte Shopping Co. Ltd.	4,586	1,315

LS Corp.	8,152	708

LS Industrial Systems Co. Ltd.	6,623	415

Mando Corp.	5,790	799

Mirae Asset Securities Co. Ltd.	10,175	306

NCSoft Corp.	6,886	1,468

NHN Corp.	19,180	5,000

OCI Co. Ltd.	6,988	1,124

Orion Corp.	1,613	1,408

POSCO	29,672	9,691

POSCO ADR	2,328	190

S1 Corp.	7,541	463

Samsung C&T Corp.	56,309	3,317

Samsung Card Co. Ltd.	18,992	683

Samsung Electro-Mechanics Co. Ltd.	26,924	2,319

Samsung Electronics Co. Ltd.	50,332	60,596

Samsung Engineering Co. Ltd.	13,513	2,318

Samsung Fire & Marine Insurance Co. Ltd.	15,994	3,431

Samsung Heavy Industries Co. Ltd.	72,810	2,449

Samsung Life Insurance Co. Ltd.	27,124	2,337

Samsung SDI Co. Ltd.	15,410	2,184

Samsung Securities Co. Ltd.	27,680	1,297

Samsung Techwin Co. Ltd.	16,858	970

Shinhan Financial Group Co. Ltd.	198,770	6,715

Shinsegae Co. Ltd.	3,121	584

SK C&C Co. Ltd.	10,180	908

SK Holdings Co. Ltd.	11,658	1,621

SK Hynix, Inc. *	243,370	4,943

SK Innovation Co. Ltd.	27,219	4,089

SK Networks Co. Ltd.	56,530	519

SK Telecom Co. Ltd.	3,253	428

SK Telecom Co. Ltd. ADR	10,300	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

South Korea – 14.6% – continued

S-Oil Corp.	20,280	$1,919

Woongjin Coway Co. Ltd.	24,550	675

Woori Finance Holdings Co. Ltd.	163,390	1,606

Woori Investment & Securities Co. Ltd.	58,907	618

Yuhan Corp.	3,696	508
		245,807

Taiwan – 10.8%

Acer, Inc. *	1,101,796	1,078

Advanced Semiconductor Engineering, Inc.	2,736,364	2,093

Advantech Co. Ltd.	121,285	443

Asia Cement Corp.	881,266	1,114

Asustek Computer, Inc.	305,546	3,302

AU Optronics Corp. *	3,387,215	1,208

Capital Securities Corp.	798,602	303

Catcher Technology Co. Ltd.	253,111	1,192

Cathay Financial Holding Co. Ltd.	3,184,175	3,409

Chang Hwa Commercial Bank	1,976,536	1,068

Cheng Shin Rubber Industry Co. Ltd.	827,465	2,169

Cheng Uei Precision Industry Co. Ltd.	169,886	405

Chicony Electronics Co. Ltd.	205,509	484

Chimei Innolux Corp. *	2,467,392	891

China Airlines Ltd. *	1,176,307	491

China Development Financial Holding Corp. *	5,884,868	1,450

China Life Insurance Co. Ltd. *	816,661	753

China Motor Corp.	251,000	241

China Petrochemical Development Corp.	624,700	527

China Steel Corp.	5,175,869	4,696

Chinatrust Financial Holding Co. Ltd.	5,084,222	3,057

Chunghwa Telecom Co. Ltd.	1,675,493	5,367

Chunghwa Telecom Co. Ltd. ADR	4,048	129

Clevo Co.	196,782	289

Compal Electronics, Inc.	1,882,759	1,693

CTCI Corp.	256,000	580

Delta Electronics, Inc.	858,521	3,307

E Ink Holdings, Inc.	357,095	388

E.Sun Financial Holding Co. Ltd.	1,735,541	979

Epistar Corp.	329,351	699

Eternal Chemical Co. Ltd.	310,207	263

Eva Airways Corp. *	749,271	439

Evergreen Marine Corp. Taiwan Ltd. *	753,795	396

Everlight Electronics Co. Ltd.	157,568	254

Far Eastern Department Stores Co. Ltd.	422,129	454

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Taiwan – 10.8% – continued

Far Eastern New Century Corp.	1,368,404	$1,539

Far EasTone Telecommunications Co. Ltd.	720,345	1,782

Farglory Land Development Co. Ltd.	156,000	290

Feng Hsin Iron & Steel Co.	192,160	331

First Financial Holding Co. Ltd.	2,932,814	1,810

Formosa Chemicals & Fibre Corp.	1,413,320	3,779

Formosa International Hotels Corp.	17,385	208

Formosa Petrochemical Corp.	514,487	1,542

Formosa Plastics Corp.	1,864,349	5,315

Formosa Taffeta Co. Ltd.	335,827	322

Foxconn Technology Co. Ltd.	333,614	1,288

Fubon Financial Holding Co. Ltd.	2,563,025	2,760

Giant Manufacturing Co. Ltd.	126,483	669

Highwealth Construction Corp.	179,000	300

Hiwin Technologies Corp.	78,603	574

Hon Hai Precision Industry Co. Ltd.	4,578,655	14,180

Hotai Motor Co. Ltd.	110,900	789

HTC Corp.	329,220	3,183

Hua Nan Financial Holdings Co. Ltd.	2,336,530	1,311

Inotera Memories, Inc. *	819,246	141

Inventec Corp.	1,030,314	406

Kinsus Interconnect Technology Corp.	118,587	347

Largan Precision Co. Ltd.	45,835	945

LCY Chemical Corp.	193,010	279

Lite-On Technology Corp.	944,557	1,220

Macronix International	1,557,982	518

MediaTek, Inc.	525,507	5,523

Mega Financial Holding Co. Ltd.	3,610,972	2,758

Motech Industries, Inc. *	137,229	144

MStar Semiconductor, Inc.	72,317	579

Nan Kang Rubber Tire Co. Ltd.	257,769	359

Nan Ya Plastics Corp.	2,212,695	4,417

Nan Ya Printed Circuit Board Corp.	84,925	138

Novatek Microelectronics Corp.	232,850	842

Pegatron Corp.	713,594	923

Phison Electronics Corp.	55,608	446

Pou Chen Corp.	996,093	1,017

Powertech Technology, Inc.	326,568	624

President Chain Store Corp.	258,220	1,376

Quanta Computer, Inc.	1,187,576	3,139

Radiant Opto-Electronics Corp.	194,670	844

Realtek Semiconductor Corp.	200,829	396

Richtek Technology Corp.	63,849	380

Ruentex Development Co. Ltd.	258,940	488

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Taiwan – 10.8% – continued

Ruentex Industries Ltd.	204,781	$479

Shin Kong Financial Holding Co. Ltd. *	2,699,463	749

Siliconware Precision Industries Co.	1,338,480	1,471

Simplo Technology Co. Ltd.	125,532	748

Sino-American Silicon Products, Inc.	179,550	242

SinoPac Financial Holdings Co. Ltd.	2,738,131	1,148

Standard Foods Corp.	114,080	317

Synnex Technology International Corp.	561,086	1,268

Taishin Financial Holding Co. Ltd.	3,400,372	1,305

Taiwan Business Bank *	1,314,387	394

Taiwan Cement Corp.	1,414,055	1,749

Taiwan Cooperative Financial Holding	2,686,536	1,486

Taiwan Fertilizer Co. Ltd.	336,000	908

Taiwan Glass Industry Corp.	416,377	421

Taiwan Mobile Co. Ltd.	755,076	2,752

Taiwan Semiconductor Manufacturing Co. Ltd.	11,248,193	34,275

Teco Electric and Machinery Co. Ltd.	787,000	544

TPK Holding Co. Ltd.	97,003	1,263

Transcend Information, Inc.	84,442	228

Tripod Technology Corp.	186,082	457

TSRC Corp.	241,892	534

Tung Ho Steel Enterprise Corp.	328,271	334

U-Ming Marine Transport Corp.	188,000	300

Unimicron Technology Corp.	596,418	708

Uni-President Enterprises Corp.	1,861,195	3,292

United Microelectronics Corp.	5,599,043	2,320

Walsin Lihwa Corp. *	1,436,770	500

Wan Hai Lines Ltd. *	489,825	274

Wintek Corp. *	660,162	344

Wistron Corp.	939,977	1,129

WPG Holdings Ltd.	611,316	810

Ya Hsin Industrial Co. Ltd. †*	121,548	–

Yang Ming Marine Transport Corp. *	620,356	258

Yuanta Financial Holding Co. Ltd.	3,629,647	1,899

Yulon Motor Co. Ltd.	394,257	791

Zhen Ding Technology Holding Ltd.	79,800	250
		181,779

Thailand – 2.1%

Advanced Info Service PCL (Registered)	194,000	1,348

Advanced Info Service PCL NVDR	211,099	1,465

Bangkok Bank PCL	25,275	159

Bangkok Bank PCL (Registered)	356,625	2,322

Bangkok Bank PCL NVDR	253,500	1,590

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Thailand – 2.1% – continued

Bank of Ayudhya PCL (Registered)	518,654	$529

Bank of Ayudhya PCL NVDR	309,868	313

Banpu PCL (Registered)	23,350	297

Banpu PCL NVDR	25,958	330

BEC World PCL (Registered)	196,500	396

BEC World PCL NVDR	247,207	497

Charoen Pokphand Foods PCL NVDR	1,358,857	1,471

CP ALL PCL (Registered)	905,200	1,044

CP ALL PCL NVDR	1,078,736	1,242

Glow Energy PCL (Registered)	100,200	216

Glow Energy PCL NVDR	127,602	274

Indorama Ventures PCL NVDR	654,447	606

IRPC PCL (Registered)	1,860,900	257

IRPC PCL NVDR	2,734,681	377

Kasikornbank PCL	50,000	295

Kasikornbank PCL (Registered)	280,600	1,659

Kasikornbank PCL NVDR	518,797	3,064

Krung Thai Bank PCL (Registered)	559,800	333

Krung Thai Bank PCL NVDR	716,955	425

PTT Exploration & Production PCL NVDR	275,443	1,450

PTT Exploration & Production PCL (Registered)	248,300	1,311

PTT Global Chemical PCL (Registered)	206,614	423

PTT Global Chemical PCL NVDR	544,976	1,106

PTT PCL (Registered)	186,500	1,993

PTT PCL NVDR	201,800	2,144

Siam Cement PCL (Registered)	51,000	658

Siam Cement PCL NVDR	139,698	1,580

Siam Commercial Bank PCL (Registered)	232,700	1,289

Siam Commercial Bank PCL NVDR	474,676	2,591

Thai Oil PCL (Registered)	112,300	238

Thai Oil PCL NVDR	260,995	551
		35,843

Turkey – 1.6%

Akbank T.A.S.	856,608	3,389

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	91,408	1,358

Arcelik A.S.	106,779	568

Asya Katilim Bankasi A.S. *	218,730	241

BIM Birlesik Magazalar A.S.	47,999	2,004

Coca-Cola Icecek A.S.	29,247	547

Dogan Yayin Holding A.S. *	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	274,278	383

Enka Insaat ve Sanayi A.S.	161,939	406

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Turkey – 1.6% – continued

Eregli Demir ve Celik Fabrikalari T.A.S.	384,223	$473

Ford Otomotiv Sanayi A.S.	31,229	323

Haci Omer Sabanci Holding A.S.	369,265	1,621

Is Gayrimenkul Yatirim Ortakligi A.S.	1	–

KOC Holding A.S.	287,696	1,151

Koza Altin Isletmeleri A.S.	17,248	371

TAV Havalimanlari Holding A.S.	73,053	362

Tupras Turkiye Petrol Rafinerileri A.S.	56,475	1,290

Turk Hava Yollari AO *	211,239	442

Turk Telekomunikasyon A.S.	237,281	945

Turkcell Iletisim Hizmetleri A.S. *	347,574	2,120

Turkiye Garanti Bankasi A.S.	1,045,303	4,368

Turkiye Halk Bankasi A.S.	141,484	1,104

Turkiye Is Bankasi, Class C	712,505	2,239

Turkiye Sise ve Cam Fabrikalari A.S.	190,049	264

Turkiye Vakiflar Bankasi Tao, Class D	341,968	739

Yapi ve Kredi Bankasi A.S. *	396,939	947
		27,655

Ukraine – 0.0%

Kernel Holding S.A. *	23,577	478

United States – 0.2%

Southern Copper Corp.	76,827	2,640
Total Common Stocks (3)
(Cost $1,303,027) (3)		1,509,822

PREFERRED STOCKS – 7.6%

Brazil – 6.5%

AES Tiete S.A.	46,253	511

Banco Bradesco S.A.	856,063	13,720

Banco do Estado do Rio Grande do Sul S.A., Class B	81,418	711

Bradespar S.A.	102,401	1,410

Braskem S.A., Class A	69,641	490

Centrais Eletricas Brasileiras S.A., Class B	101,741	919

Cia Brasileira de Distribuicao Grupo Pao de Acucar	43,860	1,954

Cia de Bebidas das Americas	345,099	13,150

Cia de Transmissao de Energia Eletrica Paulista	15,846	290

Cia Energetica de Minas Gerais	217,152	2,635

Cia Energetica de Sao Paulo, Class B	71,108	752

Cia Paranaense de Energia, Class B	46,344	757

Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	43,377	421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 7.6% – continued

Brazil – 6.5% – continued

Gerdau S.A.	389,361	$3,686

Itau Unibanco Holding S.A.	1,042,400	15,786

Itausa – Investimentos Itau S.A.	1,162,322	5,177

Klabin S.A.	203,321	1,060

Lojas Americanas S.A.	182,295	1,417

Marcopolo S.A.	93,876	543

Metalurgica Gerdau S.A.	124,299	1,502

Oi S.A.	376,198	1,514

Petroleo Brasileiro S.A.	1,880,195	20,729

Telefonica Brasil S.A.	131,591	2,866

Telefonica Brasil S.A. ADR	2,945	64

Usinas Siderurgicas de Minas Gerais S.A., Class A	172,444	867

Vale S.A.	915,330	15,907
		108,838

Chile – 0.1%

Sociedad Quimica y Minera de Chile S.A., Class B	37,634	2,323

Colombia – 0.2%

Banco Davivienda S.A.	39,811	480

Bancolombia S.A.	113,341	1,679

Grupo Argos S.A.	73,244	806

Grupo Aval Acciones y Valores	644,800	426

Grupo de Inversiones Suramericana S.A.	28,909	535
		3,926

Russia – 0.3%

AK Transneft OAO	701	1,281

Sberbank of Russia	448,894	953

Surgutneftegaz OAO	1,720,024	1,152

Surgutneftegaz OAO ADR	140,161	919
		4,305

South Korea – 0.5%

Hyundai Motor Co. Ltd.	10,759	697

Hyundai Motor Co., Class 2	17,001	1,182

LG Chem Ltd.	3,369	298

Samsung Electronics Co. Ltd.	9,282	6,552
		8,729
Total Preferred Stocks (3)
(Cost $128,088) (3)		128,121

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Malaysia – 0.0%

YTL Corp. Bhd. *	135,112	$13

Thailand – 0.0%

Krung Thai Bank PCL *	179,238	33

Krung Thai Bank PCL *	139,950	26
		59
Total Rights (3)
(Cost $–) (3)		72

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)(5)	10,365,504	10,365

Vanguard MSCI Emerging Markets ETF	486,450	20,309
Total Investment Companies
(Cost $29,554)		30,674

Total Investments – 99.0%
(Cost $1,460,669)		1,668,689

Other Assets less Liabilities – 1.0%		17,215
NET ASSETS – 100.0%		$1,685,904

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $1,845,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Reliance Industries Ltd. GDR	11/1/06 – 12/22/06	$1,617
VTB Bank OJSC GDR	5/11/07 – 10/28/09	80

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,496,000 with net purchases of approximately $4,869,000 during the six months ended September 30, 2012.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Percentages shown are based on Net Assets.

At September 30, 2012, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Dax Index (Euro)	10	$2,326	Long	12/12	$(54)
FTSE/JSE Top 40 Index (South African Rand)	114	4,352	Long	12/12	(106)
Hang Seng Index (Hong Kong Dollar)	48	6,461	Long	10/12	100
MSCI Taiwan Index (United States Dollar)	183	5,040	Long	10/12	27
SGX S&P CNX Nifty Index (United States Dollar)	274	3,136	Long	10/12	20
S&P/TSX 60 Index (Canadian Dollar)	24	3,421	Long	12/12	15
SPI 200 Index (Australian Dollar)	21	2,387	Long	12/12	(11)

Total					$(9)

At September 30, 2012, the Emerging Markets Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Brazilian Real	1,014	United States Dollar	495	12/19/12	$– *
Philippine Peso	817	United States Dollar	20	10/01/12	– *
United States Dollar	2,288	Hong Kong Dollar	17,738	12/19/12	– *
United States Dollar	845	Indian Rupee	47,447	12/19/12	41
United States Dollar	1,110	Russian Ruble	35,528	12/19/12	12
United States Dollar	2,410	Taiwan Dollar	71,047	12/19/12	14
United States Dollar	2,765	Korean Won	3,131,916	12/20/12	52

Total					$119

*	Amount rounds to less than one thousand.

At September 30, 2012, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.9%
Consumer Staples	8.4
Energy	12.9
Financials	26.0
Health Care	1.2
Industrials	6.5
Information Technology	13.8
Materials	11.8
Telecommunication Services	8.0
Utilities	3.5

Total	100.0%

At September 30, 2012, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	17.1%
Korean Won	15.3
Brazilian Real	12.4
Taiwan Dollar	11.0
United States Dollar	8.5
South African Rand	7.7
Indian Rupee	6.6
All other currencies less than 5%	21.4

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 – Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indicies). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Emerging Markets Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$15,573		$110,748		$1,541	$127,862
Consumer Staples	43,046		80,248		–	123,294
Energy	46,316		144,053		–	190,369
Financials	54,147		316,412		–	370,559
Health Care	2,388		17,992		–	20,380
Industrials	18,778		88,851		–	107,629
Information Technology	5,890		215,925		–	221,815
Materials	51,004		116,771		–	167,775
Telecommunication Services	32,595		95,936		–	128,531
Utilities	18,808		32,800		–	51,608
Preferred Stocks
Consumer Discretionary	1,417		1,879		–	3,296
Consumer Staples	15,104		–		–	15,104
Energy	24,081		–		–	24,081
Financials	39,467		–		–	39,467
Industrials	543		–		–	543
Information Technology	–		6,552		–	6,552
Materials	28,051		298		–	28,349
Telecommunication Services	4,444		–		–	4,444
Utilities	6,285		–		–	6,285
Rights
Financials	–		59		–	59
Utilities	–		13		–	13
Investment Companies	30,674		–		–	30,674
Total Investments	$438,611		$1,228,537		$1,541	$1,668,689

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$162		$–		$–	$162
Foreign Currency
Exchange Contracts	–		119		–	119
Liabilities
Futures Contracts	(171)		–		–	(171)
Foreign Currency
Exchange Contracts	–		–	*	–	–
Total Other Financial Instruments		$(9)	$119		$–	$110

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
INDUSTRY	VALUE (000s)	REASON
Common Stocks
Consumer Discretionary	$15,573	Valuations at unadjusted quoted market price
Consumer Staples	41,276	Valuations at unadjusted quoted market price
Energy	37,014	Valuations at unadjusted quoted market price
Financials	41,900	Valuations at unadjusted quoted market price
Health Care	2,008	Valuations at unadjusted quoted market price
Industrials	17,355	Valuations at unadjusted quoted market price
Information Technology	4,366	Valuations at unadjusted quoted market price
Materials	35,254	Valuations at unadjusted quoted market price
Telecommunication Services	27,588	Valuations at unadjusted quoted market price
Utilities	15,667	Valuations at unadjusted quoted market price
Preferred Stocks
Consumer Discretionary	1,417	Valuations at unadjusted quoted market price
Consumer Staples	15,104	Valuations at unadjusted quoted market price
Energy	23,162	Valuations at unadjusted quoted market price
Financials	36,347	Valuations at unadjusted quoted market price
Industrials	543	Valuations at unadjusted quoted market price
Materials	27,245	Valuations at unadjusted quoted market price
Telecommunication Services	2,866	Valuations at unadjusted quoted market price
Utilities	6,285	Valuations at unadjusted quoted market price
Total	$350,970

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		TRANSFERS OUT OF LEVEL 3 (000s) (1)		BALANCE AS OF 9/30/12 (000s)

Common Stock

Consumer Discretionary	$–	$–	$–	$–	$–	$1,541	(2)	$–		$1,541

Materials	3,887	(81)	415	20	(150)	–		(4,091	)(3)	–

Total	$3,887	$(81)	$415	$20	$(150)	$1,541		$(4,091)		$1,541

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred into Level 3 due to security being valued by NTGI PVC.
(3)	The Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price using observable inputs; quoted prices in active markets for similar securities.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $9, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$1,541	Discounted Cash Flow	Discovery Price set at Halt

The significant unobservable input used in the fair value measurement of the common stocks is discovery price. Significant increases (decreases) in discovery price would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Australia – 7.1%

BGP Holdings PLC – (Fractional Shares) *	6,535,576	$–

BWP Trust	481,458	993

Centro Retail Australia	1,334,618	2,892

CFS Retail Property Trust Group	1,979,151	3,960

Charter Hall Retail REIT	277,048	983

Commonwealth Property Office Fund	2,233,976	2,392

Dexus Property Group	4,525,021	4,456

FKP Property Group	1,509,189	389

Goodman Group	1,499,641	6,154

GPT Group	1,645,206	5,772

Investa Office Fund	578,574	1,729

Mirvac Group	3,195,021	4,725

Stockland	2,083,898	7,197

Westfield Group	2,154,790	22,620

Westfield Retail Trust	2,853,541	8,527
		72,789

Austria – 0.6%

Atrium European Real Estate Ltd.	170,707	893

CA Immobilien Anlagen A.G.	80,716	889

Conwert Immobilien Invest S.E.	78,308	877

IMMOFINANZ A.G.	1,068,899	3,883
		6,542

Belgium – 0.3%

Befimmo S.C.A. Sicafi	17,500	1,034

Cofinimmo	15,049	1,673

Intervest Offices & Warehouses	6,263	141

Leasinvest Real Estate S.C.A.	1,376	117

Warehouses De Pauw S.C.A.	9,411	493

Wereldhave Belgium N.V.	2,311	218
		3,676

Brazil – 2.5%

Aliansce Shopping Centers S.A.	96,279	1,046

BR Malls Participacoes S.A.	420,829	5,794

BR Properties S.A.	290,915	3,781

Brookfield Incorporacoes S.A.	274,879	529

Camargo Correa Desenvolvimento Imobiliario S.A. *	41,258	112

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	290,252	2,483

Even Construtora e Incorporadora S.A.	214,875	829

Ez Tec Empreendimentos e Participacoes S.A.	54,240	677

Gafisa S.A.	393,800	870

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Brazil – 2.5% – continued

General Shopping Brasil S.A. *	21,504	$108

Helbor Empreendimentos S.A.	134,948	710

Iguatemi Empresa de Shopping Centers S.A.	36,424	933

JHSF Participacoes S.A.	77,116	288

MRV Engenharia e Participacoes S.A.	339,303	2,010

Multiplan Empreendimentos Imobiliarios S.A.	78,094	2,296

PDG Realty S.A. Empreendimentos e Participacoes	1,069,382	2,026

Rodobens Negocios Imobiliarios S.A.	20,943	122

Rossi Residencial S.A.	180,239	450

Sonae Sierra Brasil S.A.	27,662	438

Tecnisa S.A.	135,708	636

Viver Incorporadora e Construtora S.A. *	189,785	112
		26,250

Canada – 4.3%

Allied Properties Real Estate Investment Trust	56,032	1,822

Artis Real Estate Investment Trust	102,617	1,710

Boardwalk Real Estate Investment Trust	44,765	2,959

Calloway Real Estate Investment Trust	99,963	3,037

Canadian Apartment Properties REIT	87,261	2,207

Canadian Real Estate Investment Trust	63,306	2,706

Chartwell Seniors Housing Real Estate Investment Trust	160,457	1,663

Cominar Real Estate Investment Trust	115,251	2,827

Crombie Real Estate Investment Trust	45,481	704

Dundee International Real Estate Investment Trust	54,400	609

Dundee Real Estate Investment Trust	89,869	3,442

Extendicare, Inc.	77,078	627

First Capital Realty, Inc.	69,795	1,334

Granite Real Estate, Inc.	44,300	1,587

H&R Real Estate Investment Trust	173,321	4,441

InnVest Real Estate Investment Trust	84,308	449

Killam Properties, Inc.	45,204	600

Morguard Real Estate Investment Trust	39,656	721

Northern Property Real Estate Investment Trust	30,351	969

NorthWest Healthcare Properties Real Estate Investment Trust	31,676	421

Primaris Retail Real Estate Investment Trust	82,300	2,041

RioCan Real Estate Investment Trust	266,070	7,488
		44,364

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Chile – 0.1%

Parque Arauco S.A.	485,854	$1,002

China – 1.6%

Agile Property Holdings Ltd.	1,313,979	1,474

Beijing North Star Co. Ltd., Class H	637,662	113

China Merchants Property Development Co. Ltd., Class B	157,308	303

China Vanke Co. Ltd., Class B	1,244,540	1,560

Country Garden Holdings Co. Ltd. *	3,470,233	1,345

Evergrande Real Estate Group Ltd.	5,615,000	2,209

Fantasia Holdings Group Co. Ltd.	1,918,500	185

Greentown China Holdings Ltd.	797,500	866

Guangzhou R&F Properties Co. Ltd., Class H	885,802	1,015

Hui Xian Real Estate Investment Trust	1,890,384	1,178

Longfor Properties Co. Ltd.	976,500	1,506

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	467,731	464

Shui On Land Ltd.	2,808,058	1,060

Sino-Ocean Land Holdings Ltd.	4,051,935	2,284

Soho China Ltd.	1,900,756	1,175
		16,737

Egypt – 0.0%

Six of October Development & Investment Co. *	82,598	317

Finland – 0.2%

Citycon OYJ	191,151	573

Sponda OYJ	259,557	1,064

Technopolis OYJ	69,476	300
		1,937

France – 2.8%

Affine S.A.	3,747	58

ANF Immobilier	10,013	412

Fonciere Des Regions	27,173	2,046

Gecina S.A.	17,686	1,814

ICADE	19,302	1,575

Klepierre	86,834	3,049

Mercialys S.A.	42,185	871

Orco Property Group *	38,781	84

Societe de la Tour Eiffel	6,007	315

Societe Immobiliere de Location pour I’Industrie et le Commerce	11,935	1,237

Unibail-Rodamco S.E.	85,270	17,025
		28,486

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Germany – 1.0%

Alstria Office REIT-A.G.	72,407	$849

Colonia Real Estate A.G. *	19,353	94

Deutsche Euroshop A.G.	48,650	1,814

Deutsche Wohnen A.G. (Bearer)	136,665	2,403

DIC Asset A.G.	30,637	289

GAGFAH S.A. *	81,183	828

GSW Immobilien A.G.	47,574	1,767

Hamborner REIT A.G.	46,601	414

IVG Immobilien A.G. *	142,231	325

Patrizia Immobilien A.G. *	26,351	150

Prime Office REIT-A.G.	35,013	153

TAG Immobilien A.G.	93,126	993
		10,079

Greece – 0.0%

Eurobank Properties Real Estate Investment Co.	16,797	103

Hong Kong – 11.3%

C C Land Holdings Ltd.	1,130,000	241

Champion REIT	2,704,846	1,233

China Overseas Land & Investment Ltd.	3,812,542	9,660

China Resources Land Ltd.	2,177,218	4,774

Franshion Properties China Ltd.	3,356,000	1,022

Hang Lung Properties Ltd.	2,085,452	7,121

Henderson Land Development Co. Ltd.	1,122,089	8,040

Hongkong Land Holdings Ltd.	1,626,618	9,754

Hysan Development Co. Ltd.	744,045	3,378

Kerry Properties Ltd.	666,599	3,360

Link REIT (The)	2,134,372	10,113

Mingfa Group International Co. Ltd.	1,115,000	313

New World China Land Ltd.	2,373,899	914

New World Development Co. Ltd.	4,275,741	6,593

Poly Property Group Co. Ltd. *	1,651,000	880

Shenzhen Investment Ltd.	2,500,014	579

Shimao Property Holdings Ltd.	1,299,369	2,227

Sino Land Co. Ltd.	2,751,427	5,116

Sun Hung Kai Properties Ltd.	1,831,619	26,816

Swire Properties Ltd.	820,000	2,531

Wharf Holdings Ltd.	1,413,317	9,766

Yuexiu Property Co. Ltd.	6,555,400	1,659
		116,090

India – 0.3%

Anant Raj Industries Ltd.	105,351	142

DLF Ltd.	481,312	2,122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

India – 0.3% – continued

Orbit Corp. Ltd. *	79,936	$76

Parsvnath Developers Ltd. *	114,070	87

Prestige Estates Projects Ltd.	57,589	148

Sunteck Realty Ltd.	16,546	100

Unitech Ltd. *	1,802,365	828
		3,503

Indonesia – 0.7%

Agung Podomoro Land Tbk PT	5,600,696	204

Alam Sutera Realty Tbk PT	13,508,640	696

Bakrieland Development Tbk PT *	39,644,643	222

Bumi Serpong Damai PT	6,412,500	751

Ciputra Development Tbk PT	10,422,790	771

Ciputra Property Tbk PT	2,804,438	184

Ciputra Surya Tbk PT	690,500	128

Intiland Development Tbk PT	7,132,500	245

Kawasan Industri Jababeka Tbk PT *	18,239,500	408

Lippo Karawaci Tbk PT	16,375,031	1,692

Pakuwon Jati Tbk PT *	13,297,140	373

Sentul City Tbk PT *	21,595,517	471

Summarecon Agung Tbk PT	4,722,500	828
		6,973

Israel – 0.1%

Azrieli Group	35,425	735

Italy – 0.0%

Beni Stabili S.p.A.	865,353	456

Immobiliare Grande Distribuzione	115,331	103
		559

Japan – 8.2%

Activia Properties, Inc. *	195	1,193

Advance Residence Investment Corp.	780	1,641

Aeon Mall Co. Ltd.	84,997	2,079

Industrial & Infrastructure Fund Investment Corp.	131	992

Japan Prime Realty Investment Corp.	763	2,299

Japan Real Estate Investment Corp.	512	5,155

Japan Retail Fund Investment Corp.	1,752	3,131

Kenedix Realty Investment Corp.	276	995

Mitsubishi Estate Co. Ltd.	972,480	18,605

Mitsui Fudosan Co. Ltd.	822,562	16,461

Mori Trust Sogo Reit, Inc.	111	994

Nippon Accommodations Fund, Inc.	141	970

Nippon Building Fund, Inc.	568	6,120

Nomura Real Estate Holdings, Inc.	69,700	1,224

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Japan – 8.2% – continued

Nomura Real Estate Office Fund, Inc.	286	$1,791

NTT Urban Development Corp.	1,205	969

Orix JREIT, Inc.	206	1,008

Premier Investment Corp.	180	690

Sumitomo Realty & Development Co. Ltd.	444,425	11,790

Tokyo Tatemono Co. Ltd. *	297,201	1,160

Tokyu Land Corp.	373,556	1,999

Tokyu REIT, Inc.	116	595

Top REIT, Inc.	142	707

United Urban Investment Corp.	1,970	2,284
		84,852

Malaysia – 0.4%

Eastern & Oriental Bhd.	782,200	421

Glomac Bhd.	325,500	86

IGB Corp. Bhd.	1,087,754	826

IJM Land Bhd.	509,650	355

KLCC Property Holdings Bhd.	428,048	813

Land & General Bhd. *	516,827	67

LBS Bina Group Bhd.	267,800	75

Mah Sing Group Bhd.	608,700	419

Pavilion Real Estate Investment Trust	823,100	377

SP Setia Bhd.	583,035	694

YTL Land & Development Bhd. *	219,300	71
		4,204

Mexico – 0.2%

Consorcio ARA S.A.B. de C.V. *	880,117	275

Corp. GEO S.A.B. de C.V., Series B *	407,334	500

Desarrolladora Homex S.A.B. de C.V. *	232,385	530

Sare Holding S.A.B. de C.V., Class B *	584,105	52

Urbi Desarrollos Urbanos S.A.B. de C.V. *	442,426	271
		1,628

Netherlands – 0.7%

Corio N.V.	67,544	2,881

Eurocommercial Properties N.V. – CVA	38,698	1,469

Nieuwe Steen Investments N.V.	63,941	525

Vastned Retail N.V.	18,134	771

Wereldhave N.V.	20,746	1,155
		6,801

New Zealand – 0.1%

Kiwi Income Property Trust	946,334	870

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Norway – 0.1%

Norwegian Property ASA	458,206	$701

Philippines – 0.7%

Ayala Land, Inc.	5,156,351	2,943

Filinvest Land, Inc.	8,708,989	283

Megaworld Corp.	9,444,101	504

Robinsons Land Corp.	1,514,875	691

SM Development Corp.	1,993,000	291

SM Prime Holdings, Inc.	6,537,253	2,219

Vista Land & Lifescapes, Inc.	3,097,661	355
		7,286

Poland – 0.0%

Globe Trade Centre S.A. *	96,640	225

LC Corp. S.A. *	186,319	69
		294

Singapore – 4.4%

Ascendas India Trust	517,000	322

Ascendas Real Estate Investment Trust	2,095,753	4,108

CapitaCommercial Trust	1,985,014	2,413

CapitaLand Ltd.	2,960,915	7,640

CapitaMall Trust	2,338,715	3,844

CapitaMalls Asia Ltd.	1,459,000	1,956

CDL Hospitality Trusts	688,610	1,140

City Developments Ltd.	637,000	6,074

First Real Estate Investment Trust	487,000	416

Global Logistic Properties Ltd.	2,143,793	4,370

Keppel Land Ltd.	720,027	2,075

Mapletree Commercial Trust	1,333,000	1,270

Mapletree Industrial Trust	1,163,948	1,337

Mapletree Logistics Trust	1,722,722	1,576

Suntec Real Estate Investment Trust	2,098,291	2,538

UOL Group Ltd.	539,000	2,510

Wing Tai Holdings Ltd.	538,355	750

Yanlord Land Group Ltd. *	536,000	520
		44,859

South Africa – 1.5%

Arrowhead Properties Ltd., Class A	157,456	123

Arrowhead Properties Ltd., Class B	93,936	66

Capital Property Fund	1,510,223	1,916

Emira Property Fund	466,050	749

Fountainhead Property Trust	1,064,529	1,032

Growthpoint Properties Ltd.	1,640,726	4,891

Hyprop Investments Ltd.	172,952	1,486

Redefine Properties Ltd.	2,581,569	2,902

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

South Africa – 1.5% – continued

Resilient Property Income Fund Ltd.	265,387	$1,530

SA Corporate Real Estate Fund Nominees Pty Ltd.	1,989,573	859
		15,554

Sweden – 0.9%

Castellum AB	161,970	2,194

Fabege AB	156,904	1,494

Fastighets AB Balder, Class B *	102,129	562

Hufvudstaden AB, Class A	143,340	1,779

Klovern AB	115,016	452

Kungsleden AB	125,350	709

Wallenstam AB, Class B	106,353	1,159

Wihlborgs Fastigheter AB	70,467	1,052
		9,401

Switzerland – 1.0%

Allreal Holding A.G. (Registered)	7,646	1,122

Mobimo Holding A.G. (Registered)	5,867	1,346

PSP Swiss Property A.G. (Registered)	42,979	3,908

Swiss Prime Site A.G. (Registered)	50,602	4,181
		10,557

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	144,585	144

Thailand – 0.5%

Amata Corp. PCL (Registered)	204,186	111

Amata Corp. PCL NVDR	351,571	191

Asian Property Development PCL NVDR	415,004	122

Asian Property Development PCL (Registered)	527,278	155

Central Pattana PCL (Registered)	401,563	783

Central Pattana PCL NVDR	230,449	448

Land and Houses PCL	483,804	143

Land and Houses PCL (Registered)	1,714,380	501

Land and Houses PCL NVDR	747,500	221

LPN Development PCL (Registered)	67,575	41

LPN Development PCL NVDR	547,301	333

Property Perfect PCL (Registered)	3,411,102	117

Property Perfect PCL NVDR	2,684,895	92

Pruksa Real Estate PCL (Registered)	3,200	2

Pruksa Real Estate PCL NVDR	692,900	404

Quality Houses PCL NVDR	4,150,600	265

SC Asset Corp. PCL (Registered)	182,800	107

SC Asset Corp. PCL NVDR	134,878	79

Siam Future Development PCL NVDR	608,325	157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Thailand – 0.5% – continued

Supalai PCL (Registered)	281,056	$182

Supalai PCL NVDR	353,700	224

Ticon Industrial Connection PCL NVDR	462,500	193
		4,871

Turkey – 0.2%

Akfen Gayrimenkul Yatirim Ortakligi A.S. *	43,280	39

Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	24,974	259

Alarko Gayrimenkul Yatirim Ortakligi A.S.	4,257	44

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	697,243	975

Is Gayrimenkul Yatirim Ortakligi A.S.	212,327	158

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	220,803	158

Torunlar Gayrimenkul Yatirim Ortakligi A.S.	135,435	214
		1,847

United Arab Emirates – 0.3%

Aldar Properties PJSC	1,500,708	512

Emaar Properties PJSC	2,806,441	2,659
		3,171

United Kingdom – 4.2%

A&J Mucklow Group PLC	54,991	299

Big Yellow Group PLC	119,746	608

British Land Co. PLC	827,362	6,989

Capital & Counties Properties PLC	640,411	2,255

Capital Shopping Centres Group PLC	604,179	3,201

Daejan Holdings PLC	4,407	209

Derwent London PLC	95,122	3,007

Development Securities PLC	112,578	306

Grainger PLC	381,491	665

Great Portland Estates PLC	293,046	2,138

Hammerson PLC	662,193	4,832

Hansteen Holdings PLC	586,260	742

Helical Bar PLC	107,505	326

Land Securities Group PLC	727,506	8,957

London & Stamford Property PLC	527,085	979

Primary Health Properties PLC	68,712	379

Quintain Estates & Development PLC *	474,487	405

Safestore Holdings PLC	172,224	286

Schroder Real Estate Investment Trust Ltd.	317,079	200

Segro PLC	696,119	2,554

Shaftesbury PLC	235,155	2,007

St. Modwen Properties PLC	137,766	443

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United Kingdom – 4.2% – continued

Unite Group PLC	155,470	$663

Workspace Group PLC	131,701	572
		43,022

United States – 39.9%

Acadia Realty Trust	43,444	1,078

Agree Realty Corp.	10,593	270

Alexander’s, Inc.	1,857	794

Alexandria Real Estate Equities, Inc.	58,729	4,318

American Assets Trust, Inc.	35,959	963

American Campus Communities, Inc.	85,906	3,770

American Realty Capital Trust, Inc.	149,300	1,751

Apartment Investment & Management Co., Class A	136,291	3,542

Ashford Hospitality Trust, Inc.	62,470	525

Associated Estates Realty Corp.	45,514	690

AvalonBay Communities, Inc.	90,420	12,296

BioMed Realty Trust, Inc.	144,331	2,702

Boston Properties, Inc.	139,761	15,459

Brandywine Realty Trust	134,684	1,642

BRE Properties, Inc.	71,871	3,370

Brookfield Office Properties, Inc.	350,148	5,819

Camden Property Trust	78,034	5,032

Campus Crest Communities, Inc.	35,506	383

CapLease, Inc.	59,469	307

CBL & Associates Properties, Inc.	147,790	3,154

Cedar Realty Trust, Inc.	63,654	336

Chesapeake Lodging Trust	28,979	576

Colonial Properties Trust	82,372	1,734

CommonWealth REIT	76,747	1,117

CommonWealth REIT – (Fractional Shares)	75,000	–

Corporate Office Properties Trust	67,767	1,624

Cousins Properties, Inc.	95,432	758

CubeSmart	112,307	1,445

DCT Industrial Trust, Inc.	250,401	1,620

DDR Corp.	284,169	4,365

DiamondRock Hospitality Co.	183,225	1,764

Digital Realty Trust, Inc.	113,722	7,944

Douglas Emmett, Inc.	97,934	2,259

Duke Realty Corp.	252,108	3,706

DuPont Fabros Technology, Inc.	59,799	1,510

EastGroup Properties, Inc.	27,424	1,459

Education Realty Trust, Inc.	103,330	1,126

Entertainment Properties Trust	43,702	1,942

Equity Lifestyle Properties, Inc.	38,747	2,639

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 39.9% – continued

Equity One, Inc.	55,355	$1,166

Equity Residential	280,648	16,146

Essex Property Trust, Inc.	33,951	5,033

Extra Space Storage, Inc.	96,884	3,221

Federal Realty Investment Trust	59,203	6,234

FelCor Lodging Trust, Inc. *	114,004	540

First Industrial Realty Trust, Inc. *	93,694	1,231

First Potomac Realty Trust	46,845	603

Forest City Enterprises, Inc., Class A *	140,603	2,229

Franklin Street Properties Corp.	76,320	845

General Growth Properties, Inc.	437,926	8,531

Getty Realty Corp.	22,689	407

Glimcher Realty Trust	132,281	1,398

Government Properties Income Trust	32,423	759

HCP, Inc.	400,753	17,826

Health Care REIT, Inc.	213,244	12,315

Healthcare Realty Trust, Inc.	73,382	1,691

Hersha Hospitality Trust	181,769	891

Highwoods Properties, Inc.	71,393	2,329

Home Properties, Inc.	46,715	2,862

Hospitality Properties Trust	115,503	2,747

Host Hotels & Resorts, Inc.	671,611	10,779

Hudson Pacific Properties, Inc.	33,600	622

Inland Real Estate Corp.	81,643	674

Investors Real Estate Trust	86,178	713

Kilroy Realty Corp.	69,022	3,091

Kimco Realty Corp.	378,676	7,676

Kite Realty Group Trust	58,538	299

LaSalle Hotel Properties	80,220	2,141

Lexington Realty Trust	146,916	1,419

Liberty Property Trust	109,649	3,974

LTC Properties, Inc.	27,759	884

Macerich (The) Co.	122,993	7,039

Mack-Cali Realty Corp.	82,525	2,195

Medical Properties Trust, Inc.	127,860	1,336

Mid-America Apartment Communities, Inc.	38,474	2,513

National Health Investors, Inc.	26,297	1,353

National Retail Properties, Inc.	101,218	3,087

Omega Healthcare Investors, Inc.	101,321	2,303

Parkway Properties, Inc.	28,265	378

Pebblebrook Hotel Trust	55,227	1,292

Pennsylvania Real Estate Investment Trust	51,241	813

Piedmont Office Realty Trust, Inc., Class A	158,257	2,744

Post Properties, Inc.	50,630	2,428

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

United States – 39.9% – continued

Prologis, Inc.	428,560	$15,012

PS Business Parks, Inc.	17,303	1,156

Public Storage	118,992	16,560

Ramco-Gershenson Properties Trust	42,957	538

Realty Income Corp.	124,295	5,082

Regency Centers Corp.	83,877	4,087

Retail Opportunity Investments Corp.	49,373	635

RLJ Lodging Trust	100,100	1,893

Rouse Properties, Inc.	22,227	319

Sabra Health Care REIT, Inc.	33,800	676

Saul Centers, Inc.	14,305	635

Senior Housing Properties Trust	165,192	3,598

Simon Property Group, Inc.	286,505	43,494

SL Green Realty Corp.	83,733	6,705

Sovran Self Storage, Inc.	27,570	1,595

STAG Industrial, Inc.	32,400	527

Strategic Hotels & Resorts, Inc. *	195,010	1,172

Sun Communities, Inc.	24,224	1,069

Sunstone Hotel Investors, Inc. *	128,590	1,415

Tanger Factory Outlet Centers	87,682	2,835

Taubman Centers, Inc.	57,563	4,417

TravelCenters of America LLC – (Fractional Shares) *	50,000	–

UDR, Inc.	233,873	5,805

Universal Health Realty Income Trust	12,518	576

Urstadt Biddle Properties, Inc., Class A	18,939	383

Ventas, Inc.	274,496	17,087

Vornado Realty Trust	172,017	13,942

Washington Real Estate Investment Trust	62,184	1,668

Weingarten Realty Investors	112,920	3,174

Winthrop Realty Trust	22,052	238
		410,839
Total Common Stocks (1)
(Cost $859,726) (1)		991,043

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21	$114	$18
Total Convertible Bonds (1)
(Cost $18) (1)		18

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Brazil – 0.0%

Brookfield Incorporacoes S.A. *	60,169	$24

Finland – 0.0%

Citycon OYJ *	191,148	24

Thailand – 0.0%

Ticon Industrial Connection PCL *	42,537	3
Total Rights (1)
(Cost $58) (1)		51

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Netherlands – 0.0%

Vastned Offices, Exp. 4/1/13 *	13,213	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.5%

F&C Commercial Property Trust Ltd.	517,938	$864

IRP Property Investments Ltd.	100,008	106

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	23,640,639	23,641

Picton Property Income Ltd.	318,684	187

Standard Life Investment Property Income Trust PLC	121,017	120

UK Commercial Property Trust Ltd.	477,748	506
Total Investment Companies (1)
(Cost $25,587) (1)		25,424

Total Investments – 98.7%
(Cost $885,389)		1,016,536

Other Assets less Liabilities – 1.3%		12,937
NET ASSETS – 100.0%		$1,029,473

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $8,343,000 with net purchases of approximately $15,298,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS(LOSSES) (000s)
E-Mini S&P MidCap 400 (U.S. Dollar)	165	$16,277	Long	12/12	$(97)
Euro Stoxx 50 (Euro)	99	3,123	Long	12/12	(123)
Hang Seng Index (Hong Kong Dollar)	42	5,653	Long	10/12	89
Nikkei 225 (Japanese Yen)	70	3,974	Long	12/12	40
SPI 200 (Australian Dollar)	56	6,364	Long	12/12	(16)
TOPIX Index (Japanese Yen)	1	94	Long	12/12	(1)

Total					$(108)

At September 30, 2012, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	41.8%
Hong Kong Dollar	12.2
Japanese Yen	8.5
Australian Dollar	7.3
Euro	5.9
Canadian Dollar	5.1
All other currencies less than 5%	19.2

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	15.0%
Diversified REITs	10.5
Office REITs	10.2
Real Estate Development	6.0
Real Estate Operating Companies	10.6
Residential REITs	8.1
Retail REITs	22.4
Specialized REITs	11.6
Other Industries Less than 5%	5.6

Total	100.0%

At September 30, 2012, the Global Real Estate Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	482	United States Dollar	500	12/19/12	$3
Australian Dollar	338	United States Dollar	350	12/19/12	2
British Pound	369	United States Dollar	600	12/19/12	4
British Pound	185	United States Dollar	300	12/19/12	2
British Pound	130	United States Dollar	210	12/19/12	1
Canadian Dollar	1,369	United States Dollar	1,400	12/19/12	11
Canadian Dollar	342	United States Dollar	350	12/19/12	3
Canadian Dollar	237	United States Dollar	240	12/19/12	– *
Euro	694	United States Dollar	900	12/19/12	8
Euro	330	United States Dollar	430	12/19/12	6
Euro	58	United States Dollar	75	12/19/12	1
Euro	218	United States Dollar	280	12/19/12	– *
Hong Kong Dollar	20,932	United States Dollar	2,700	12/19/12	– *
Hong Kong Dollar	6,201	United States Dollar	800	12/19/12	– *
Hong Kong Dollar	4,420	United States Dollar	570	12/19/12	– *
Japanese Yen	31,050	United States Dollar	400	12/19/12	2
Japanese Yen	164,029	United States Dollar	2,100	12/19/12	(4)
Japanese Yen	45,297	United States Dollar	575	12/19/12	(6)
Singapore Dollar	612	United States Dollar	500	12/19/12	2
Singapore Dollar	246	United States Dollar	200	12/19/12	– *
Swiss Franc	233	United States Dollar	250	12/19/12	2

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	280	Australian Dollar	271	12/19/12	$– *
United States Dollar	140	Australian Dollar	135	12/19/12	(1)
United States Dollar	285	Australian Dollar	275	12/19/12	(1)
United States Dollar	200	Australian Dollar	193	12/19/12	(1)
United States Dollar	1,913	Australian Dollar	1,847	12/19/12	(11)
United States Dollar	1,623	British Pound	1,010	12/19/12	7
United States Dollar	250	British Pound	155	12/19/12	– *
United States Dollar	85	British Pound	52	12/19/12	– *
United States Dollar	125	British Pound	77	12/19/12	(1)
United States Dollar	140	Canadian Dollar	138	12/19/12	– *
United States Dollar	190	Canadian Dollar	187	12/19/12	(1)
United States Dollar	100	Canadian Dollar	98	12/19/12	(1)
United States Dollar	275	Canadian Dollar	268	12/19/12	(3)
United States Dollar	1,929	Canadian Dollar	1,880	12/19/12	(20)
United States Dollar	300	Euro	233	12/19/12	– *
United States Dollar	170	Euro	132	12/19/12	(1)
United States Dollar	225	Euro	174	12/19/12	(1)
United States Dollar	115	Euro	88	12/19/12	(1)
United States Dollar	200	Euro	154	12/19/12	(2)
United States Dollar	2,466	Euro	1,915	12/19/12	(2)
United States Dollar	340	Hong Kong Dollar	2,636	12/19/12	– *
United States Dollar	450	Hong Kong Dollar	3,489	12/19/12	– *
United States Dollar	225	Hong Kong Dollar	1,744	12/19/12	– *
United States Dollar	600	Hong Kong Dollar	4,652	12/19/12	– *
United States Dollar	4,993	Hong Kong Dollar	38,710	12/19/12	(1)
United States Dollar	160	Japanese Yen	12,491	12/19/12	– *

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	320	Japanese Yen	24,868	12/19/12	$(1)
United States Dollar	240	Japanese Yen	18,613	12/19/12	(1)
United States Dollar	250	Japanese Yen	19,358	12/19/12	(2)
United States Dollar	530	Japanese Yen	41,166	12/19/12	(2)
United States Dollar	3,199	Japanese Yen	248,690	12/19/12	(10)
United States Dollar	1,636	Singapore Dollar	2,012	12/19/12	3
United States Dollar	125	Singapore Dollar	153	12/19/12	– *
United States Dollar	80	Singapore Dollar	98	12/19/12	– *
United States Dollar	464	Swiss Franc	435	12/19/12	(1)

Total					$(18)

* Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Real Estate Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$13,194	$–	$–	$13,194
Financials	469,293	507,929	–	977,222
Health Care	627	–	–	627
Convertible Bonds
Financials	–	18	–	18
Rights
Consumer Discretionary	–	24	–	24
Financials	–	27	–	27
Investment Companies	23,641	1,783	–	25,424
Total Investments	$506,755	$509,781	$–	$1,016,536

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$129	$–	$–	$129
Foreign Currency
Exchange Contracts	–	57	–	57
Liabilities
Futures Contracts	(237)	–	–	(237)
Foreign Currency
Exchange Contracts	–	(75)	–	(75)
Total Other Financial Instruments	$(108)	$(18)	$–	$(126)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2

INDUSTRY	VALUE (000s)	REASON
Common Stocks
Financials	$969	Valuations at bid price

Transfers from Level 2 to Level 1

INDUSTRY	VALUE (000s)	REASON
Common Stocks
Consumer Discretionary	$13,194	Valuations at unadjusted quoted market price
Financials	15,686	Valuations at unadjusted quoted market price
Total	$28,880

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8%

Australia – 4.5%

AGL Energy Ltd.	4,876	$76

Alumina Ltd.	20,321	18

Amcor Ltd.	11,090	89

AMP Ltd.	25,785	115

Australia & New Zealand Banking Group Ltd.	25,011	640

Bendigo and Adelaide Bank Ltd.	3,278	26

Boral Ltd.	7,360	29

Brambles Ltd.	14,070	102

CFS Retail Property Trust Group	18,596	37

Coca-Cola Amatil Ltd.	5,085	71

Commonwealth Bank of Australia	14,993	864

Computershare Ltd.	4,257	37

Dexus Property Group	42,770	42

Fortescue Metals Group Ltd.	13,116	47

Goodman Group	13,248	54

GPT Group	13,462	47

Insurance Australia Group Ltd.	18,484	83

Lend Lease Group	5,182	42

Metcash Ltd.	8,148	30

Mirvac Group	32,665	48

National Australia Bank Ltd.	20,921	551

Newcrest Mining Ltd.	7,005	208

Orica Ltd.	3,302	85

Origin Energy Ltd.	9,850	116

OZ Minerals Ltd.	2,931	20

Santos Ltd.	9,481	111

Sonic Healthcare Ltd.	3,944	55

SP AusNet	14,728	16

Stockland	23,375	81

Sydney Airport	3,479	11

Toll Holdings Ltd.	5,792	27

Transurban Group	11,693	73

Westpac Banking Corp.	28,496	732

Woolworths Ltd.	11,571	344
		4,927

Austria – 0.1%

OMV A.G.	1,425	50

Telekom Austria A.G.	2,147	15

Verbund A.G.	553	12
		77

Belgium – 0.2%

Colruyt S.A.	727	32

Delhaize Group S.A.	956	37

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Belgium – 0.2% – continued

KBC Groep N.V.	1,509	$36

Solvay S.A., Class A	526	61

Umicore S.A.	1,079	57
		223

Canada – 5.6%

Agnico-Eagle Mines Ltd.	1,615	84

Agrium, Inc.	1,490	155

ARC Resources Ltd.	2,654	64

Bank of Nova Scotia	10,318	566

BCE, Inc.	2,349	103

Canadian National Railway Co.	4,148	367

Canadian Tire Corp. Ltd., Class A	729	52

Canadian Utilities Ltd., Class A	496	35

Cenovus Energy, Inc.	6,932	242

CGI Group, Inc., Class A *	2,100	56

Crescent Point Energy Corp.	3,066	136

Empire Co. Ltd., Class A	300	18

Enbridge, Inc.	7,002	273

Enerplus Corp.	1,721	29

Franco-Nevada Corp.	1,395	82

Gildan Activewear, Inc.	1,013	32

Kinross Gold Corp.	10,243	105

Loblaw Cos. Ltd.	1,072	37

Metro, Inc.	874	52

Nexen, Inc.	5,063	128

Open Text Corp. *	500	28

Osisko Mining Corp. *	4,317	43

Pacific Rubiales Energy Corp.	2,714	65

Penn West Petroleum Ltd.	4,451	63

Potash Corp. of Saskatchewan, Inc.	8,095	352

Rogers Communications, Inc., Class B	3,605	146

Royal Bank of Canada	13,407	771

Saputo, Inc.	1,314	56

Silver Wheaton Corp.	3,200	127

Suncor Energy, Inc.	14,747	485

Talisman Energy, Inc.	9,377	125

Teck Resources Ltd., Class B	5,244	155

Tim Hortons, Inc.	1,400	73

Toronto-Dominion Bank (The)	8,445	704

TransAlta Corp.	2,043	31

Valeant Pharmaceuticals International, Inc. *	2,800	155

Viterra, Inc.	2,717	45

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Canada – 5.6% – continued

Yamana Gold, Inc.	6,808	$130
		6,170

Denmark – 0.7%

Danske Bank A/S *	5,869	106

Novo Nordisk A/S, Class B	3,806	601

Novozymes A/S, Class B	2,093	58

Tryg A/S	208	13
		778

Finland – 0.2%

Kesko OYJ, Class B	585	17

Metso OYJ	1,212	44

Neste Oil OYJ	1,226	16

Nokia OYJ	33,905	87

Stora Enso OYJ, Class R	5,009	31

UPM-Kymmene OYJ	4,846	55
		250

France – 2.5%

Accor S.A.	1,277	43

Air Liquide S.A.	2,948	366

Bouygues S.A.	1,751	43

Bureau Veritas S.A.	505	52

Carrefour S.A.	5,395	112

Casino Guichard Perrachon S.A.	531	47

Christian Dior S.A.	493	66

Cie de St-Gobain	3,686	130

Cie Generale de Geophysique – Veritas *	1,276	40

CNP Assurances	1,671	22

Danone S.A.	5,458	337

France Telecom S.A.	18,009	218

Gecina S.A.	210	22

Imerys S.A.	274	16

JCDecaux S.A.	637	15

Lagardere S.C.A.	1,022	28

L’Oreal S.A.	2,270	281

Peugeot S.A. *	2,191	17

Renault S.A.	1,739	82

Schneider Electric S.A.	4,999	297

Societe BIC S.A.	277	34

Suez Environnement Co.	2,686	30

Technip S.A.	897	100

Unibail-Rodamco S.E.	841	168

Veolia Environnement S.A.	3,159	34

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

France – 2.5% – continued

Vinci S.A.	4,406	$188
		2,788

Germany – 2.8%

Adidas A.G.	1,897	156

BASF S.E.	8,577	725

Bayerische Motoren Werke A.G.	3,030	222

Beiersdorf A.G.	894	65

Deutsche Boerse A.G.	1,765	98

Deutsche Lufthansa A.G. (Registered)	1,912	26

Deutsche Post A.G. (Registered)	7,675	150

Fraport A.G. Frankfurt Airport Services Worldwide	323	19

GEA Group A.G.	1,646	50

HeidelbergCement A.G.	1,246	65

Henkel A.G. & Co. KGaA	1,162	76

Hochtief A.G. *	347	16

K+S A.G. (Registered)	1,538	76

Linde A.G.	1,787	308

Merck KGaA	601	74

Metro A.G.	1,195	36

Muenchener Rueckversicherungs A.G. (Registered)	1,741	272

Salzgitter A.G.	322	12

SAP A.G.	8,603	610

Suedzucker A.G.	557	20

Wacker Chemie A.G.	152	10
		3,086

Greece – 0.0%

Coca Cola Hellenic Bottling Co. S.A.	1,892	35

Hong Kong – 0.5%

Cathay Pacific Airways Ltd.	10,000	16

CLP Holdings Ltd.	16,599	141

Hang Seng Bank Ltd.	7,578	116

Hong Kong & China Gas Co. Ltd.	47,316	120

Li & Fung Ltd.	52,000	80

MTR Corp. Ltd.	12,791	49
		522

Ireland – 0.3%

CRH PLC	6,510	125

Experian PLC	9,113	152

Kerry Group PLC, Class A	1,379	71
		348

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Israel – 0.0%

Delek Group Ltd.	44	$7

Italy – 1.4%

Assicurazioni Generali S.p.A.	11,615	167

Atlantia S.p.A.	2,816	44

Autogrill S.p.A.	1,118	11

Enel Green Power S.p.A.	16,590	28

Eni S.p.A.	23,551	517

Fiat Industrial S.p.A.	7,900	78

Intesa Sanpaolo S.p.A.	91,240	140

Intesa Sanpaolo S.p.A. (RSP)	6,396	8

Pirelli & C. S.p.A.	2,308	25

Saipem S.p.A.	2,397	115

Snam S.p.A.	17,848	79

Telecom Italia S.p.A.	84,852	85

Tenaris S.A.	4,266	87

Terna Rete Elettrica Nazionale S.p.A.	11,270	42

UniCredit S.p.A. *	36,615	153
		1,579

Japan – 9.7%

Aeon Co. Ltd.	5,400	61

Aeon Credit Service Co. Ltd.	790	17

Aeon Mall Co. Ltd.	600	15

Air Water, Inc.	2,000	24

Aisin Seiki Co. Ltd.	1,800	51

Ajinomoto Co., Inc.	6,000	94

All Nippon Airways Co. Ltd.	12,000	25

Amada Co. Ltd.	3,000	13

Asahi Glass Co. Ltd.	9,000	60

Asahi Kasei Corp.	11,000	57

Asics Corp.	1,500	20

Astellas Pharma, Inc.	4,200	213

Benesse Holdings, Inc.	600	29

Brother Industries Ltd.	2,100	19

Canon, Inc.	10,600	339

Casio Computer Co. Ltd.	1,800	13

Central Japan Railway Co.	1,400	123

Chiyoda Corp.	2,000	31

Chugai Pharmaceutical Co. Ltd.	2,110	44

Chugoku Electric Power (The) Co., Inc.	2,600	35

Cosmo Oil Co. Ltd.	5,000	9

Dai Nippon Printing Co. Ltd.	5,000	35

Daicel Corp.	3,000	18

Daido Steel Co. Ltd.	3,000	14

Daikin Industries Ltd.	2,100	54

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Japan – 9.7% – continued

Dainippon Sumitomo Pharma Co. Ltd.	1,535	$17

Daiwa House Industry Co. Ltd.	5,000	73

Denki Kagaku Kogyo K.K.	4,000	12

Denso Corp.	4,700	147

East Japan Railway Co.	3,300	219

Eisai Co. Ltd.	2,305	104

FamilyMart Co. Ltd.	600	30

Fast Retailing Co. Ltd.	500	116

Fuji Heavy Industries Ltd.	5,608	47

FUJIFILM Holdings Corp.	4,200	70

Fujitsu Ltd.	17,000	64

Furukawa Electric Co. Ltd. *	5,000	9

GS Yuasa Corp.	3,000	12

Hino Motors Ltd.	2,000	13

Hitachi Chemical Co. Ltd.	1,017	14

Hitachi Construction Machinery Co. Ltd.	1,000	16

Hitachi High-Technologies Corp.	843	20

Hitachi Metals Ltd.	2,000	18

Honda Motor Co. Ltd.	15,300	469

Ibiden Co. Ltd.	1,200	18

Idemitsu Kosan Co. Ltd.	200	16

Inpex Corp.	20	118

Isetan Mitsukoshi Holdings Ltd.	3,600	38

Japan Steel Works (The) Ltd.	3,000	17

JSR Corp.	1,600	26

JTEKT Corp.	2,200	17

Jupiter Telecommunications Co. Ltd.	17	17

Kaneka Corp.	2,000	10

Kansai Paint Co. Ltd.	2,000	22

Kao Corp.	4,800	141

Kawasaki Kisen Kaisha Ltd. *	7,000	9

KDDI Corp.	2,500	194

Keikyu Corp.	4,000	38

Keio Corp.	5,000	38

Kikkoman Corp.	2,000	27

Kobe Steel Ltd.	24,551	19

Komatsu Ltd.	9,200	181

Konica Minolta Holdings, Inc.	4,500	35

Kubota Corp.	10,000	101

Kuraray Co. Ltd.	3,300	37

Kurita Water Industries Ltd.	900	20

Kyocera Corp.	1,400	121

Kyowa Hakko Kirin Co. Ltd.	2,000	24

Lawson, Inc.	600	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Japan – 9.7% – continued

LIXIL Group Corp.	2,500	$60

Makita Corp.	1,000	39

Marubeni Corp.	15,123	96

Marui Group Co. Ltd.	1,700	12

McDonald’s Holdings Co. Japan Ltd.	500	14

Mitsubishi Chemical Holdings Corp.	12,000	46

Mitsubishi Electric Corp.	18,000	133

Mitsubishi Gas Chemical Co., Inc.	5,000	25

Mitsubishi Motors Corp. *	35,910	33

Mitsubishi UFJ Financial Group, Inc.	119,100	555

Mitsubishi UFJ Lease & Finance Co. Ltd.	483	20

Mitsui Chemicals, Inc.	8,000	16

Mitsui Fudosan Co. Ltd.	8,000	160

Mitsui O.S.K. Lines Ltd.	10,000	23

Mizuho Financial Group, Inc.	215,073	348

Murata Manufacturing Co. Ltd.	1,815	97

Nabtesco Corp.	900	17

NGK Insulators Ltd.	3,000	36

NGK Spark Plug Co. Ltd.	2,000	21

Nidec Corp.	1,000	73

Nikon Corp.	3,400	93

Nippon Meat Packers, Inc.	2,000	26

Nippon Steel Corp.	69,520	142

Nippon Yusen K.K.	14,000	25

Nissan Motor Co. Ltd.	22,700	193

Nisshin Seifun Group, Inc.	1,500	18

Nisshin Steel Co. Ltd.	6,000	6

Nissin Foods Holdings Co. Ltd.	500	20

Nitto Denko Corp.	1,500	71

Nomura Research Institute Ltd.	866	18

NSK Ltd.	4,000	23

NTN Corp.	5,000	10

NTT Data Corp.	12	37

NTT DOCOMO, Inc.	139	225

Odakyu Electric Railway Co. Ltd.	6,000	63

Omron Corp.	1,800	35

Osaka Gas Co. Ltd.	17,000	75

Panasonic Corp.	22,000	145

Resona Holdings, Inc.	17,400	71

Ricoh Co. Ltd.	6,000	51

Rohm Co. Ltd.	900	30

Santen Pharmaceutical Co. Ltd.	700	32

Secom Co. Ltd.	1,900	99

Seiko Epson Corp.	1,016	6

	NUMBER OF SHARES	VALUE (000s)
COMMONS TOCKS – 98.8% – continued

Japan – 9.7% – continued

Sekisui Chemical Co. Ltd.	4,000	$32

Sekisui House Ltd.	5,000	50

Seven & I Holdings Co. Ltd.	7,100	218

Sharp Corp.	9,000	22

Shikoku Electric Power Co., Inc.	1,700	19

Shimizu Corp.	6,000	20

Shin-Etsu Chemical Co. Ltd.	3,900	219

Shizuoka Bank (The) Ltd.	5,000	51

Showa Shell Sekiyu K.K.	1,900	10

Softbank Corp.	8,400	340

Sony Corp.	9,100	106

Stanley Electric Co. Ltd.	1,333	20

Sumitomo Chemical Co. Ltd.	14,000	36

Sumitomo Electric Industries Ltd.	6,800	72

Sumitomo Heavy Industries Ltd.	5,000	17

Sumitomo Metal Mining Co. Ltd.	5,000	63

Sumitomo Mitsui Financial Group, Inc.	12,600	392

Sumitomo Rubber Industries Ltd.	1,400	17

Suruga Bank Ltd.	2,170	25

Suzuken Co. Ltd.	653	22

Suzuki Motor Corp.	3,371	65

Sysmex Corp.	671	32

T&D Holdings, Inc.	5,100	55

Taiyo Nippon Sanso Corp.	2,000	11

Takashimaya Co. Ltd.	2,000	14

Takeda Pharmaceutical Co. Ltd.	7,400	341

TDK Corp.	1,100	41

Teijin Ltd.	9,000	22

Tobu Railway Co. Ltd.	9,000	48

Toho Co. Ltd.	1,100	20

Toho Gas Co. Ltd.	4,000	27

Tokyo Gas Co. Ltd.	22,000	121

Tokyu Corp.	10,000	48

Toppan Printing Co. Ltd.	5,000	29

Toray Industries, Inc.	15,000	89

Tosoh Corp.	4,000	8

TOTO Ltd.	3,000	22

Toyo Seikan Kaisha Ltd.	1,300	14

Toyoda Gosei Co. Ltd.	500	10

Toyota Boshoku Corp.	500	5

Toyota Industries Corp.	1,500	42

Toyota Tsusho Corp.	1,900	41

Tsumura & Co.	500	16

Ube Industries Ltd.	10,000	22

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Japan – 9.7% – continued

Ushio, Inc.	800	$10

Yakult Honsha Co. Ltd.	900	43

Yamada Denki Co. Ltd.	756	33

Yamaha Corp.	1,500	14

Yamaha Motor Co. Ltd.	2,700	24

Yamato Holdings Co. Ltd.	3,500	55

Yamazaki Baking Co. Ltd.	859	11

Yokogawa Electric Corp.	1,700	20
		10,655

Netherlands – 1.5%

Akzo Nobel N.V.	2,125	120

ASML Holding N.V.	3,844	206

Core Laboratories N.V.	400	49

Delta Lloyd N.V.	1,005	15

Fugro N.V. – CVA	590	40

Koninklijke Ahold N.V.	9,609	120

Koninklijke DSM N.V.	1,389	69

Koninklijke Philips Electronics N.V.	9,875	231

Koninklijke Vopak N.V.	619	44

LyondellBasell Industries N.V., Class A	3,145	163

Randstad Holding N.V.	1,167	39

Unilever N.V. – CVA	15,236	540

Wolters Kluwer N.V.	2,634	50
		1,686

New Zealand – 0.1%

Auckland International Airport Ltd.	8,445	19

Contact Energy Ltd.*	3,201	14

Fletcher Building Ltd.	5,780	33
		66

Norway – 0.5%

Aker Solutions ASA	1,622	31

DNB ASA	8,792	108

Norsk Hydro ASA	7,964	38

Orkla ASA	7,150	54

Statoil ASA	10,642	275
		506

Portugal – 0.2%

Energias de Portugal S.A.	18,344	51

Galp Energia SGPS S.A.	2,213	36

Jeronimo Martins SGPS S.A.	2,538	42

Portugal Telecom SGPS S.A. (Registered)	6,139	30
		159

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Singapore – 0.2%

CapitaMall Trust	20,000	$33

Flextronics International Ltd.*	6,253	37

SembCorp Industries Ltd.	9,000	41

Singapore Airlines Ltd.	5,000	44

Singapore Press Holdings Ltd.	15,000	50
		205

Spain – 1.9%

Abertis Infraestructuras S.A.	3,412	50

Acciona S.A.	196	11

ACS Actividades de Construccion y Servicios S.A.	1,486	31

Banco Bilbao Vizcaya Argentaria S.A.	48,132	381

Banco de Sabadell S.A.	26,262	71

Banco Santander S.A.*	92,281	691

Distribuidora Internacional de Alimentacion S.A.	9,968	55

Enagas S.A.	1,588	31

Ferrovial S.A.	3,419	45

Gas Natural SDG S.A.	3,421	49

Grifols S.A.*	1,282	42

Grifols S.A., Class B*	111	3

Iberdrola S.A.	36,324	165

Inditex S.A.	2,075	258

International Consolidated Airlines Group S.A.*	8,898	21

Red Electrica Corp. S.A.	1,018	48

Repsol S.A.	7,512	146

Zardoya Otis S.A.	1,235	15
		2,113

Sweden – 2.0%

Alfa Laval AB	3,138	57

Assa Abloy AB, Class B	3,270	106

Atlas Copco AB, Class A	6,162	144

Atlas Copco AB, Class B	3,604	76

Autoliv, Inc.	813	50

Boliden AB	2,990	50

Electrolux AB, Class B	2,292	57

Hennes & Mauritz AB, Class B	8,961	312

Holmen AB, Class B	504	14

Investment AB Kinnevik, Class B	1,972	41

Modern Times Group AB, Class B	496	22

Nordea Bank AB	24,068	239

Sandvik AB	9,845	134

Scania AB, Class B	3,009	55

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

Sweden – 2.0% – continued

Skandinaviska Enskilda Banken AB, Class A	12,721	$107

Skanska AB, Class B	3,448	56

SKF AB, Class B	3,948	86

SSAB AB, Class A	1,306	9

Svenska Cellulosa AB, Class B	5,434	101

Swedbank AB, Class A	8,024	151

TeliaSonera AB	19,636	142

Volvo AB, Class B	13,451	189
		2,198

Switzerland – 3.7%

Adecco S.A. (Registered)	1,253	60

Aryzta A.G.	824	40

Cie Financiere Richemont S.A., Class A (Bearer)	5,008	300

Geberit A.G. (Registered)	365	80

Givaudan S.A. (Registered)	78	74

Lindt & Spruengli A.G. (Registered)	1	36

Lindt & Spruengli A.G. (Participation Certificate)	8	25

Noble Corp.	2,300	82

Novartis A.G. (Registered)	21,323	1,305

Pentair, Inc. *	900	40

Roche Holding A.G. (Genusschein)	6,594	1,232

Sika A.G. (Bearer)	20	41

STMicroelectronics N.V.	6,046	33

Sulzer A.G. (Registered)	197	29

Swiss Re A.G.	3,224	207

Syngenta A.G. (Registered)	908	339

Wolseley PLC	2,540	109
		4,032

United Kingdom – 9.6%

Aggreko PLC	2,417	90

AMEC PLC	3,087	57

Antofagasta PLC	3,571	73

Associated British Foods PLC	3,293	69

Balfour Beatty PLC	5,989	29

BG Group PLC	31,715	642

British Land Co. PLC	7,900	67

British Sky Broadcasting Group PLC	10,269	123

Bunzl PLC	2,940	53

Burberry Group PLC	3,892	63

Capita PLC	6,631	83

Capital Shopping Centres Group PLC	5,333	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United Kingdom – 9.6% – continued

Centrica PLC	50,240	$266

Compass Group PLC	17,226	191

Fresnillo PLC	1,723	52

GlaxoSmithKline PLC	47,008	1,084

HSBC Holdings PLC	169,128	1,569

Intertek Group PLC	1,662	74

Invensys PLC	7,871	30

J. Sainsbury PLC	11,470	64

Johnson Matthey PLC	1,908	75

Kingfisher PLC	21,447	92

Land Securities Group PLC	7,056	87

Lonmin PLC	1,377	12

Marks & Spencer Group PLC	14,325	83

National Grid PLC	33,590	371

Next PLC	1,491	83

Old Mutual PLC	44,138	121

Pearson PLC	7,397	145

Prudential PLC	24,460	317

Reckitt Benckiser Group PLC	6,221	358

Rexam PLC	8,344	59

RSA Insurance Group PLC	30,907	55

Segro PLC	7,168	26

Smiths Group PLC	4,088	69

SSE PLC	8,873	200

Standard Chartered PLC	22,296	505

Standard Life PLC	21,134	93

Subsea 7 S.A.	2,619	61

Tate & Lyle PLC	4,380	47

TESCO PLC	75,589	406

Tullow Oil PLC	8,885	197

Unilever PLC	12,040	439

United Utilities Group PLC	7,052	82

Vodafone Group PLC	457,350	1,302

Whitbread PLC	1,668	61

WM Morrison Supermarkets PLC	21,903	101

WPP PLC	11,442	156

Xstrata PLC	19,754	307
		10,617

United States – 50.6%

3M Co.	6,116	565

Abbott Laboratories	14,800	1,015

Accenture PLC, Class A	6,100	427

ACE Ltd.	3,184	241

Adobe Systems, Inc. *	4,489	146

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Advance Auto Parts, Inc.	700	$48

Advanced Micro Devices, Inc. *	5,600	19

Aetna, Inc.	3,163	125

Aflac, Inc.	4,245	203

Agilent Technologies, Inc.	3,160	122

Air Products & Chemicals, Inc.	1,922	159

Alcoa, Inc.	9,700	86

Allegheny Technologies, Inc.	900	29

American Express Co.	9,816	558

American Tower Corp.	3,600	257

American Water Works Co., Inc.	1,600	59

Ameriprise Financial, Inc.	2,000	113

AMETEK, Inc.	2,250	80

Analog Devices, Inc.	2,705	106

Annaly Capital Management, Inc.	8,800	148

Apache Corp.	3,799	329

Applied Materials, Inc.	11,891	133

Arch Capital Group Ltd. *	1,200	50

Assurant, Inc.	900	34

Autodesk, Inc. *	2,000	67

AutoZone, Inc. *	313	116

Avery Dennison Corp.	1,000	32

Avon Products, Inc.	3,900	62

Axis Capital Holdings Ltd.	1,100	38

Ball Corp.	1,440	61

Bank of New York Mellon (The) Corp.	11,038	250

Baxter International, Inc.	5,131	309

BB&T Corp.	6,340	210

Becton, Dickinson and Co.	1,913	150

Bed Bath & Beyond, Inc. *	2,150	135

Berkshire Hathaway, Inc., Class B *	8,697	767

Best Buy Co., Inc.	2,725	47

Biogen Idec, Inc. *	2,130	318

BlackRock, Inc.	1,200	214

BorgWarner, Inc. *	1,160	80

Boston Properties, Inc.	1,370	152

Bristol-Myers Squibb Co.	15,783	533

Bunge Ltd.	1,300	87

C.H. Robinson Worldwide, Inc.	1,470	86

CA, Inc.	3,000	77

Cablevision Systems Corp., Class A (Registered)	1,991	32

Calpine Corp. *	2,969	51

Cameron International Corp. *	2,500	140

Campbell Soup Co.	1,800	63

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Capital One Financial Corp.	5,000	$285

CarMax, Inc. *	2,000	57

CBRE Group, Inc., Class A *	2,723	50

Celanese Corp., Class A	1,400	53

CenterPoint Energy, Inc.	3,680	78

CenturyLink, Inc.	5,696	230

Charles Schwab (The) Corp.	9,813	126

Chipotle Mexican Grill, Inc. *	294	93

Chubb (The) Corp.	2,632	201

Cigna Corp.	2,569	121

Cimarex Energy Co.	800	47

Cincinnati Financial Corp.	1,400	53

Cisco Systems, Inc.	50,256	959

Citrix Systems, Inc. *	1,700	130

Cliffs Natural Resources, Inc.	1,300	51

Clorox (The) Co.	1,100	79

CME Group, Inc.	3,005	172

Coca-Cola Enterprises, Inc.	2,800	88

Cognizant Technology Solutions Corp., Class A *	2,930	205

Colgate-Palmolive Co.	4,464	479

Comerica, Inc.	2,000	62

ConAgra Foods, Inc.	3,800	105

Concho Resources, Inc. *	973	92

Consolidated Edison, Inc.	2,823	169

Continental Resources, Inc. *	457	35

Cooper Industries PLC	1,506	113

Corning, Inc.	13,900	183

Crown Castle International Corp. *	2,757	177

CSX Corp.	9,980	207

Cummins, Inc.	1,759	162

Danaher Corp.	5,564	307

Darden Restaurants, Inc.	1,330	74

Deere & Co.	3,654	301

Dell, Inc.	13,939	137

Denbury Resources, Inc. *	3,500	57

DENTSPLY International, Inc.	1,300	50

Devon Energy Corp.	3,805	230

Discover Financial Services	4,890	194

Discovery Communications, Inc., Class A *	1,300	78

Discovery Communications, Inc., Class C *	1,000	56

Dover Corp.	1,659	99

Dr Pepper Snapple Group, Inc.	1,989	89

Duke Realty Corp.	2,200	32

Dun & Bradstreet (The) Corp.	423	34

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Eastman Chemical Co.	1,400	$80

Eaton Corp.	2,900	137

Eaton Vance Corp.	1,000	29

Ecolab, Inc.	2,672	173

Edwards Lifesciences Corp. *	1,100	118

EMC Corp. *	19,800	540

Emerson Electric Co.	6,855	331

Energen Corp.	600	31

Energizer Holdings, Inc.	600	45

EOG Resources, Inc.	2,489	279

EQT Corp.	1,405	83

Equifax, Inc.	1,100	51

Estee Lauder (The) Cos., Inc., Class A	2,300	142

Expeditors International of Washington, Inc.	2,190	80

Fastenal Co.	2,528	109

Federal Realty Investment Trust	600	63

FMC Technologies, Inc. *	2,200	102

Ford Motor Co.	34,000	335

Franklin Resources, Inc.	1,408	176

Frontier Communications Corp.	9,100	45

GameStop Corp., Class A	1,300	27

Gap (The), Inc.	2,875	103

General Mills, Inc.	6,160	245

Genuine Parts Co.	1,420	87

Genworth Financial, Inc., Class A *	4,672	24

Gilead Sciences, Inc.*	7,062	468

Google, Inc., Class A*	2,426	1,830

Green Mountain Coffee Roasters, Inc. *	1,221	29

H.J. Heinz Co.	2,900	162

Harley-Davidson, Inc.	2,155	91

Hasbro, Inc.	1,100	42

HCP, Inc.	4,000	178

Health Care REIT, Inc.	2,200	127

Henry Schein, Inc. *	833	66

Herbalife Ltd.	1,000	47

Hess Corp.	3,046	164

Hewlett-Packard Co.	18,683	319

Hormel Foods Corp.	1,400	41

Host Hotels & Resorts, Inc.	6,429	103

Hudson City Bancorp, Inc.	4,565	36

Humana, Inc.	1,547	109

IHS, Inc., Class A *	525	51

Illinois Tool Works, Inc.	4,121	245

Ingersoll-Rand PLC	2,680	120

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Integrys Energy Group, Inc.	700	$37

Intel Corp.	47,095	1,068

IntercontinentalExchange, Inc. *	680	91

International Business Machines Corp.	10,261	2,129

International Flavors & Fragrances, Inc.	700	42

International Paper Co.	3,722	135

Intuit, Inc.	2,600	153

Invesco Ltd.	4,100	102

Iron Mountain, Inc.	1,200	41

J.B. Hunt Transport Services, Inc.	800	42

J.C. Penney Co., Inc.	1,512	37

J.M. Smucker (The) Co.	1,000	86

Johnson & Johnson	25,701	1,771

Johnson Controls, Inc.	6,521	179

Joy Global, Inc.	934	52

Kellogg Co.	2,300	119

KeyCorp	8,619	75

Kimberly-Clark Corp.	3,635	312

Kinder Morgan Management LLC *	992	76

Kinder Morgan Management LLC – (Fractional Shares) *	354,156	–

Kohl’s Corp.	2,200	113

Kraft Foods, Inc., Class A	15,663	648

Kroger (The) Co.	5,000	118

Lam Research Corp. *	1,900	60

Legg Mason, Inc.	1,200	30

Level 3 Communications, Inc. *	1,400	32

Liberty Global, Inc., Class A *	1,300	79

Liberty Global, Inc., Class C *	1,100	62

Liberty Interactive Corp., Class A *	5,100	94

Liberty Media Corp. – Liberty Capital, Class A *	1,000	104

Liberty Property Trust	1,100	40

Life Technologies Corp. *	1,600	78

Lowe’s Cos., Inc.	10,900	330

M&T Bank Corp.	1,041	99

Macerich (The) Co.	1,200	69

Macy’s, Inc.	3,800	143

Manpower, Inc.	800	29

Marathon Oil Corp.	7,000	207

Marathon Petroleum Corp.	3,100	169

Marriott International, Inc., Class A	2,416	94

Marriott International, Inc., Class A – (Fractional Shares) *	40,652	–

Marsh & McLennan Cos., Inc.	5,000	170

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Masco Corp.	3,140	$47

Mattel, Inc.	3,048	108

McCormick & Co., Inc. (Non Voting)	1,100	68

McDonald’s Corp.	9,502	872

MDU Resources Group, Inc.	1,800	40

Mead Johnson Nutrition Co.	2,034	149

MeadWestvaco Corp.	1,638	50

Medtronic, Inc.	9,675	417

Merck & Co., Inc.	28,300	1,276

Microchip Technology, Inc.	1,700	56

Mohawk Industries, Inc. *	565	45

Motorola Solutions, Inc.	2,508	127

NASDAQ OMX Group (The), Inc.	1,100	26

National Oilwell Varco, Inc.	4,112	329

Netflix, Inc. *	500	27

New York Community Bancorp, Inc.	4,000	57

Newell Rubbermaid, Inc.	2,715	52

Newfield Exploration Co. *	1,300	41

NextEra Energy, Inc.	3,782	266

NIKE, Inc., Class B	3,430	326

NiSource, Inc.	2,500	64

Noble Energy, Inc.	1,600	148

Nordstrom, Inc.	1,557	86

Norfolk Southern Corp.	3,107	198

Northeast Utilities	2,811	107

Northern Trust Corp. (1)(2)	2,000	93

Nuance Communications, Inc. *	2,200	55

Nucor Corp.	2,874	110

NVIDIA Corp. *	5,354	71

NYSE Euronext	2,342	58

ONEOK, Inc.	1,800	87

Oracle Corp.	37,400	1,178

O’Reilly Automotive, Inc. *	1,200	100

Owens-Illinois, Inc. *	1,579	30

PACCAR, Inc.	3,375	135

Pall Corp.	1,000	64

Parker Hannifin Corp.	1,390	116

PartnerRe Ltd.	600	45

Patterson Cos., Inc.	881	30

People’s United Financial, Inc.	3,347	41

Pepco Holdings, Inc.	2,000	38

PepsiCo, Inc.	14,628	1,035

PetSmart, Inc.	1,000	69

PG&E Corp.	3,935	168

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Pinnacle West Capital Corp.	1,000	$53

Pioneer Natural Resources Co.	1,100	115

Pitney Bowes, Inc.	1,950	27

Plains Exploration & Production Co. *	1,200	45

PNC Financial Services Group, Inc.	5,029	317

Praxair, Inc.	2,744	285

Precision Castparts Corp.	1,400	229

Principal Financial Group, Inc.	2,702	73

Procter & Gamble (The) Co.	25,568	1,773

Progressive (The) Corp.	5,271	109

Prologis, Inc.	4,195	147

Prudential Financial, Inc.	4,572	249

QEP Resources, Inc.	1,649	52

QUALCOMM, Inc.	16,000	1,000

Quanta Services, Inc. *	1,800	44

Range Resources Corp.	1,500	105

Regency Centers Corp.	800	39

Regions Financial Corp.	12,583	91

RenaissanceRe Holdings Ltd.	518	40

Robert Half International, Inc.	1,200	32

Rock-Tenn Co., Class A	654	47

Rockwell Automation, Inc.	1,367	95

Rockwell Collins, Inc.	1,332	71

Roper Industries, Inc.	889	98

Ross Stores, Inc.	2,102	136

Royal Caribbean Cruises Ltd.	1,200	36

Safeway, Inc.	2,300	37

Salesforce.com, Inc. *	1,200	183

SBA Communications Corp., Class A *	1,300	82

Scripps Networks Interactive, Inc., Class A	800	49

Sealed Air Corp.	1,500	23

Sempra Energy	2,127	137

Sherwin-Williams (The) Co.	800	119

Sigma-Aldrich Corp.	1,100	79

Simon Property Group, Inc.	2,841	431

Sims Metal Management Ltd.	1,335	13

Southwest Airlines Co.	1,600	14

Southwestern Energy Co. *	3,200	111

Spectra Energy Corp.	6,300	185

Sprint Nextel Corp. *	26,752	148

Staples, Inc.	6,355	73

Starbucks Corp.	7,212	366

Starwood Hotels & Resorts Worldwide, Inc.	1,780	103

State Street Corp.	4,726	198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% – continued

United States – 50.6% – continued

Sunoco, Inc.	1,000	$47

Superior Energy Services, Inc. *	1,378	28

Symantec Corp. *	6,700	121

Sysco Corp.	5,317	166

T. Rowe Price Group, Inc.	2,329	147

Target Corp.	5,971	379

Teradata Corp. *	1,600	121

Texas Instruments, Inc.	10,972	302

Thomson Reuters Corp.	3,397	98

Tiffany & Co.	1,167	72

Time Warner Cable, Inc.	2,900	276

Time Warner, Inc.	8,900	403

TJX Cos., Inc.	7,136	320

Travelers (The) Cos., Inc.	3,597	246

Tyco International Ltd.	4,500	253

U.S. Bancorp	17,805	611

Ultra Petroleum Corp. *	1,400	31

Union Pacific Corp.	4,500	534

United Parcel Service, Inc., Class B	6,741	482

Ventas, Inc.	2,800	174

Vertex Pharmaceuticals, Inc. *	1,900	106

VF Corp.	811	129

Virgin Media, Inc.	2,300	68

Vornado Realty Trust	1,536	125

W.W. Grainger, Inc.	511	106

Washington Post (The) Co., Class B	50	18

Waste Management, Inc.	4,000	128

Waters Corp. *	800	67

Weatherford International Ltd. *	6,900	88

WellPoint, Inc.	3,105	180

Whirlpool Corp.	660	55

Whiting Petroleum Corp. *	1,042	49

Whole Foods Market, Inc.	1,600	156

Williams (The) Cos., Inc.	5,700	199

Windstream Corp.	5,090	51

Wisconsin Energy Corp.	2,100	79

Xcel Energy, Inc.	4,800	133

Xerox Corp.	12,231	90

Xylem, Inc.	1,600	40

Yahoo!, Inc. *	10,600	169
		55,718
Total Common Stocks (3)
(Cost $93,909) (3)		108,745

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.2%

Germany – 0.2%

Bayerische Motoren Werke A.G.	470	$24

Henkel A.G. & Co. KGaA	1,616	129

ProSiebenSat.1 Media A.G.	736	18
		171
Total Preferred Stocks (3)
(Cost $111) (3)		171

RIGHTS – 0.0%

France – 0.0%

Cie Generale de Geophysique – Veritas*	1,276	2
Total Rights (3)
(Cost $2) (3)		2

INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)(5)	240,189	240
Total Investment Companies
(Cost $240)		240

Total Investments – 99.2%
(Cost $94,262)		109,158

Other Assets less Liabilities – 0.8%		922
NET ASSETS – 100.0%		$110,080

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $95,000. There were no purchases and sales during the six months ended September 30, 2012. The change in net unrealized depreciation during the six months ended September 30, 2012, was approximately $2,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,524,000 with net sales of approximately $2,284,000 during the six months ended September 30, 2012.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500 (United States Dollar)	8	$574	Long	12/12	$8
Euro Stoxx 50 (Euro)	5	158	Long	12/12	(8)
FTSE 100 Index (British Pound)	2	185	Long	12/12	(2)
SPI 200 (Australian Dollar)	1	114	Long	12/12	1
Topix Index (Japenese Yen)	1	94	Long	12/12	2

Total					$1

At September 30, 2012, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	51.4%
Euro	11.2
British Pound	9.9
Japanese Yen	9.8
Canadian Dollar	5.8
All other currencies less than 5%	11.9

Total	100.0%

At September 30, 2012, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	10.6
Energy	7.5
Financials	20.7
Health Care	11.8
Industrials	11.3
Information Technology	13.1
Materials	7.2
Telecommunication Services	3.3
Utilities	3.5

Total	100.0%

At September 30, 2012, the Global Sustainability Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	20	United States Dollar	21	12/19/12	$–*
British Pound	23	United States Dollar	37	12/19/12	–*
Canadian Dollar	102	United States Dollar	105	12/19/12	1
Swedish Krona	862	United States Dollar	130	12/19/12	(1)
Swiss Franc	215	United States Dollar	229	12/19/12	1
United States Dollar	127	Euro	99	12/19/12	–*
United States Dollar	164	Japanese Yen	12,749	12/19/12	(1)

Total					$–*

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Sustainability Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$7,209	$4,723	$–	$11,932
Consumer Staples	6,638	4,789	–	11,427
Energy	5,356	2,792	–	8,148
Financials	11,180	11,381	–	22,561
Health Care	7,584	5,241	–	12,825
Industrials	6,396	5,936	–	12,332
Information Technology	12,283	1,993	–	14,276
Materials	3,006	4,894	6	7,906
Telecommunication Services	1,014	2,551	–	3,565
Utilities	1,632	2,141	–	3,773
Preferred Stocks
Consumer Discretionary	–	42	–	42

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Consumer Staples	$–	$129	$–	$129
Rights
Energy	–	2	–	2
Investment Companies	240	–	–	240
Total Investments	$62,538	$46,614	$6	$109,158

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$11	$–	$–	$11
Foreign Currency Exchange Contracts	–	2	–	2
Liabilities
Futures Contracts	(10)	–	–	(10)
Foreign Currency Exchange Contracts	–	(2)	–	(2)
Total Other Financial Instruments	$1	$–	$–	$1

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securtities on March 31, 2012.

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		BALANCE AS OF 9/30/12 (000s)
Common Stock Materials	$–	$6	(2)	$6

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred Into Level 3 due to security being valued by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $(4), which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$6	Discounted Cash Flow	Discovery Price set at Merger

The significant unobservable input used in the fair value measurement of the common stocks is discovery price. Significant increases (decreases) in discovery price would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Australia – 8.7%

AGL Energy Ltd.	85,063	$1,318

ALS Ltd.	53,450	473

Alumina Ltd.	389,127	339

Amcor Ltd.	192,726	1,547

AMP Ltd.	473,371	2,117

APA Group	103,394	508

Asciano Ltd.	154,991	696

ASX Ltd.	28,111	860

Australia & New Zealand Banking Group Ltd.	429,908	10,992

Bendigo and Adelaide Bank Ltd.	58,616	465

BGP Holdings PLC – (Fractional Shares) *	980,773	–

BHP Billiton Ltd.	517,543	17,726

Boral Ltd.	118,440	470

Brambles Ltd.	244,709	1,775

Caltex Australia Ltd.	22,042	376

Centro Retail Australia	204,060	442

CFS Retail Property Trust Group	326,804	654

Coca-Cola Amatil Ltd.	91,210	1,278

Cochlear Ltd.	9,136	635

Commonwealth Bank of Australia	254,881	14,690

Computershare Ltd.	71,058	609

Crown Ltd.	64,428	606

CSL Ltd.	83,142	3,953

Dexus Property Group	757,983	746

Echo Entertainment Group Ltd.	115,585	457

Fairfax Media Ltd.	360,420	154

Fortescue Metals Group Ltd.	224,645	802

Goodman Group	247,105	1,014

GPT Group	233,731	820

Harvey Norman Holdings Ltd.	84,813	170

Iluka Resources Ltd.	65,816	664

Incitec Pivot Ltd.	262,290	806

Insurance Australia Group Ltd.	335,070	1,513

James Hardie Industries S.E.	69,895	628

Leighton Holdings Ltd.	24,203	415

Lend Lease Group	85,878	696

Lynas Corp. Ltd. *	286,754	232

Macquarie Group Ltd.	52,808	1,550

Metcash Ltd.	139,523	511

Mirvac Group	536,169	793

National Australia Bank Ltd.	359,583	9,471

Newcrest Mining Ltd.	121,303	3,604

Orica Ltd.	57,276	1,471

Origin Energy Ltd.	174,260	2,044

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Australia – 8.7% – continued

OZ Minerals Ltd.	51,403	$357

Qantas Airways Ltd. *	185,402	233

QBE Insurance Group Ltd.	190,013	2,543

QR National Ltd.	274,905	969

Ramsay Health Care Ltd.	20,730	515

Rio Tinto Ltd.	69,156	3,793

Santos Ltd.	155,825	1,825

Sims Metal Management Ltd.	26,421	260

Sonic Healthcare Ltd.	59,330	833

SP AusNet	262,949	285

Stockland	365,854	1,264

Suncorp Group Ltd.	203,538	1,949

Sydney Airport	62,968	206

Tabcorp Holdings Ltd.	113,017	323

Tatts Group Ltd.	214,904	602

Telstra Corp. Ltd.	689,173	2,795

Toll Holdings Ltd.	106,997	489

Transurban Group	209,121	1,299

Wesfarmers Ltd.	161,874	5,749

Westfield Group	347,540	3,648

Westfield Retail Trust	464,076	1,387

Westpac Banking Corp.	489,507	12,568

Whitehaven Coal Ltd.	70,213	207

Woodside Petroleum Ltd.	106,370	3,636

Woolworths Ltd.	195,915	5,830

WorleyParsons Ltd.	33,261	970
		145,625

Austria – 0.3%

Andritz A.G.	11,646	661

Erste Group Bank A.G. *	34,135	765

IMMOFINANZ A.G.	152,820	555

OMV A.G.	23,495	824

Raiffeisen Bank International A.G.	8,208	299

Telekom Austria A.G.	51,365	363

Verbund A.G.	11,533	239

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	6,147	261

Voestalpine A.G.	17,266	519
		4,486

Belgium – 1.1%

Ageas	38,417	923

Anheuser-Busch InBev N.V.	128,940	11,030

Belgacom S.A.	24,259	741

Colruyt S.A.	11,787	514

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Belgium – 1.1% – continued

Delhaize Group S.A.	16,126	$623

Groupe Bruxelles Lambert S.A.	12,881	957

KBC Groep N.V.	25,990	627

Mobistar S.A.	4,515	143

Solvay S.A., Class A	9,367	1,088

Telenet Group Holding N.V.	9,191	411

UCB S.A.	17,624	970

Umicore S.A.	18,145	952
		18,979

Denmark – 1.2%

A.P. Moller – Maersk A/S, Class A	85	577

A.P. Moller – Maersk A/S, Class B	208	1,491

Carlsberg A/S, Class B	16,911	1,499

Coloplast A/S, Class B	3,740	779

Danske Bank A/S *	103,999	1,880

DSV A/S	29,904	673

Novo Nordisk A/S, Class B	65,433	10,328

Novozymes A/S, Class B	39,156	1,080

TDC A/S	76,574	558

Tryg A/S	3,975	258

William Demant Holding A/S *	4,291	385
		19,508

Finland – 0.7%

Elisa OYJ	22,940	519

Fortum OYJ	70,282	1,296

Kesko OYJ, Class B	10,308	292

Kone OYJ, Class B	24,786	1,719

Metso OYJ	20,483	736

Neste Oil OYJ	20,827	274

Nokia OYJ	596,356	1,536

Nokian Renkaat OYJ	17,664	722

Orion OYJ, Class B	14,604	313

Pohjola Bank PLC, Class A	22,031	291

Sampo OYJ, Class A	67,240	2,097

Stora Enso OYJ, Class R	91,059	565

UPM-Kymmene OYJ	84,324	957

Wartsila OYJ Abp	26,890	935
		12,252

France – 8.8%

Accor S.A.	23,401	783

Aeroports de Paris	4,742	379

Air Liquide S.A.	49,608	6,162

Alcatel-Lucent *	372,929	413

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

France – 8.8% – continued

Alstom S.A.	33,178	$1,168

ArcelorMittal	149,573	2,157

Arkema S.A.	9,866	927

AtoS	8,844	618

AXA S.A.	282,105	4,216

BNP Paribas S.A.	156,435	7,477

Bouygues S.A.	30,372	744

Bureau Veritas S.A.	8,648	888

Cap Gemini S.A.	23,604	1,002

Carrefour S.A.	95,760	1,991

Casino Guichard Perrachon S.A.	8,943	793

Christian Dior S.A.	8,813	1,186

Cie de St-Gobain	64,029	2,257

Cie Generale de Geophysique – Veritas *	20,762	656

Cie Generale des Etablissements Michelin	29,680	2,333

Cie Generale d’Optique Essilor

International S.A.	32,513	3,049

CNP Assurances	26,454	346

Credit Agricole S.A. *	161,313	1,120

Danone S.A.	92,054	5,677

Dassault Systemes S.A.	9,588	1,010

Edenred	27,107	763

Electricite de France S.A.	38,263	803

Eurazeo	4,601	211

Eutelsat Communications S.A.	20,917	672

Fonciere Des Regions	3,960	298

France Telecom S.A.	294,879	3,565

GDF Suez	205,053	4,595

Gecina S.A.	3,451	354

Groupe Eurotunnel S.A. (Registered)	92,447	653

ICADE	3,753	306

Iliad S.A.	3,680	600

Imerys S.A.	5,550	327

JCDecaux S.A.	10,666	243

Klepierre	15,095	530

Lafarge S.A.	29,678	1,605

Lagardere S.C.A.	18,682	512

Legrand S.A.	37,912	1,433

L’Oreal S.A.	38,165	4,728

LVMH Moet Hennessy Louis Vuitton S.A.	40,495	6,107

Natixis	148,074	468

Pernod-Ricard S.A.	33,764	3,794

Peugeot S.A. *	37,446	297

PPR	12,145	1,869

Publicis Groupe S.A.	28,993	1,626

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

France – 8.8% – continued

Remy Cointreau S.A.	3,620	$416

Renault S.A.	30,729	1,448

Rexel S.A.	17,294	349

Safran S.A.	36,638	1,321

Sanofi	192,430	16,440

Schneider Electric S.A.	83,038	4,932

SCOR S.E.	25,434	655

SES S.A.	49,337	1,344

Societe BIC S.A.	4,421	535

Societe Generale S.A. *	111,176	3,171

Sodexo	15,067	1,136

Suez Environnement Co.	44,490	505

Technip S.A.	15,669	1,748

Thales S.A.	14,110	486

Total S.A.	341,018	16,962

Unibail-Rodamco S.E.	14,626	2,920

Vallourec S.A.	16,454	698

Veolia Environnement S.A.	53,851	580

Vinci S.A.	74,176	3,170

Vivendi S.A.	204,938	4,007

Wendel S.A.	5,220	442

Zodiac Aerospace	5,482	535
		147,511

Germany – 7.8%

Adidas A.G.	34,394	2,825

Allianz S.E. (Registered)	72,568	8,641

Axel Springer A.G.	6,191	269

BASF S.E.	147,899	12,497

Bayer A.G. (Registered)	132,722	11,420

Bayerische Motoren Werke A.G.	52,880	3,877

Beiersdorf A.G.	16,190	1,189

Brenntag A.G.	8,683	1,113

Celesio A.G.	13,480	240

Commerzbank A.G. *	581,450	1,042

Continental A.G.	12,924	1,268

Daimler A.G. (Registered)	145,971	7,080

Deutsche Bank A.G. (Registered)	148,191	5,865

Deutsche Boerse A.G.	30,995	1,717

Deutsche Lufthansa A.G. (Registered)	35,966	489

Deutsche Post A.G. (Registered)	134,456	2,629

Deutsche Telekom A.G. (Registered)	446,405	5,494

E.ON A.G.	286,734	6,814

Fraport A.G. Frankfurt Airport Services Worldwide	5,653	327

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Germany – 7.8% – continued

Fresenius Medical Care A.G. & Co. KGaA	33,307	$2,445

Fresenius S.E. & Co. KGaA	19,877	2,310

GEA Group A.G.	27,588	836

Hannover Rueckversicherung A.G. (Registered)	9,571	612

HeidelbergCement A.G.	22,615	1,187

Henkel A.G. & Co. KGaA	20,970	1,369

Hochtief A.G. *	4,969	233

Hugo Boss A.G.	4,156	366

Infineon Technologies A.G.	172,638	1,095

K+S A.G. (Registered)	27,205	1,341

Kabel Deutschland Holding A.G. *	14,284	1,021

Lanxess A.G.	13,197	1,096

Linde A.G.	29,449	5,077

MAN S.E.	6,784	622

Merck KGaA	10,232	1,263

Metro A.G.	20,792	622

Muenchener Rueckversicherungs A.G. (Registered)	28,619	4,472

RWE A.G.	77,933	3,493

Salzgitter A.G.	6,045	234

SAP A.G.	148,031	10,497

Siemens A.G. (Registered)	132,195	13,202

Suedzucker A.G.	10,446	370

ThyssenKrupp A.G.	60,827	1,295

United Internet A.G. (Registered)	14,229	290

Volkswagen A.G.	4,814	806

Wacker Chemie A.G.	2,440	157
		131,107

Greece – 0.1%

Coca Cola Hellenic Bottling Co. S.A.	31,601	590

OPAP S.A.	33,825	174
		764

Hong Kong – 3.1%

AIA Group Ltd.	1,634,313	6,067

ASM Pacific Technology Ltd.	32,000	379

Bank of East Asia Ltd.	222,618	832

BOC Hong Kong Holdings Ltd.	583,500	1,849

Cathay Pacific Airways Ltd.	180,000	292

Cheung Kong Holdings Ltd.	221,000	3,229

Cheung Kong Infrastructure Holdings Ltd.	76,000	461

CLP Holdings Ltd.	292,001	2,479

First Pacific Co. Ltd.	331,126	359

Foxconn International Holdings Ltd. *	350,000	115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Hong Kong – 3.1% – continued

Galaxy Entertainment Group Ltd. *	235,612	$786

Hang Lung Group Ltd.	137,000	865

Hang Lung Properties Ltd.	361,000	1,233

Hang Seng Bank Ltd.	122,600	1,879

Henderson Land Development Co. Ltd.	154,457	1,107

Hong Kong & China Gas Co. Ltd.	824,626	2,087

Hong Kong Exchanges and Clearing Ltd.	162,500	2,446

Hopewell Holdings Ltd.	84,000	290

Hutchison Whampoa Ltd.	338,000	3,264

Hysan Development Co. Ltd.	96,695	439

Kerry Properties Ltd.	118,199	596

Li & Fung Ltd.	963,600	1,491

Lifestyle International Holdings Ltd.	72,500	150

Link REIT (The)	364,029	1,725

MGM China Holdings Ltd.	155,870	269

MTR Corp. Ltd.	232,352	881

New World Development Co. Ltd.	655,251	1,010

Noble Group Ltd.	612,618	658

NWS Holdings Ltd.	228,432	367

Orient Overseas International Ltd.	37,200	204

PCCW Ltd.	674,000	275

Power Assets Holdings Ltd.	220,000	1,868

Sands China Ltd.	387,728	1,440

Shangri-La Asia Ltd.	253,000	489

Sino Land Co. Ltd.	460,559	856

SJM Holdings Ltd.	311,683	675

Sun Hung Kai Properties Ltd.	250,708	3,670

Swire Pacific Ltd., Class A	109,000	1,331

Wharf Holdings Ltd.	243,300	1,681

Wheelock & Co. Ltd.	140,000	601

Wing Hang Bank Ltd.	27,807	260

Wynn Macau Ltd.	247,793	669

Yangzijiang Shipbuilding Holdings Ltd.	292,566	232

Yue Yuen Industrial Holdings Ltd.	120,000	404
		52,260

Ireland – 0.8%

CRH PLC	114,689	2,210

Elan Corp. PLC *	80,113	863

Experian PLC	159,054	2,647

Irish Bank Resolution Corp. Ltd. †*	93,434	–

Kerry Group PLC, Class A	23,923	1,224

Ryanair Holdings PLC ADR *	5,370	173

Shire PLC	89,170	2,639

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Ireland – 0.8% – continued

WPP PLC	199,876	$2,722
		12,478

Israel – 0.6%

Bank Hapoalim B.M. *	167,814	598

Bank Leumi Le-Israel B.M. *	204,824	571

Bezeq The Israeli Telecommunication Corp. Ltd.	319,498	371

Delek Group Ltd.	708	118

Israel (The) Corp. Ltd.	369	234

Israel Chemicals Ltd.	71,505	868

Mellanox Technologies Ltd. *	5,679	590

Mizrahi Tefahot Bank Ltd. *	19,226	170

NICE Systems Ltd. *	9,724	325

Teva Pharmaceutical Industries Ltd.	151,630	6,277
		10,122

Italy – 2.2%

Assicurazioni Generali S.p.A.	186,810	2,694

Atlantia S.p.A.	52,684	820

Autogrill S.p.A.	18,354	175

Banca Monte dei Paschi di Siena S.p.A. *	1,021,219	295

Banco Popolare SC *	281,851	424

Enel Green Power S.p.A.	273,627	464

Enel S.p.A.	1,047,701	3,714

Eni S.p.A.	409,673	8,989

Exor S.p.A.	10,213	258

Fiat Industrial S.p.A.	136,387	1,338

Fiat S.p.A. *	138,709	743

Finmeccanica S.p.A. *	63,293	302

Intesa Sanpaolo S.p.A.	1,609,061	2,461

Intesa Sanpaolo S.p.A. (RSP)	149,023	194

Luxottica Group S.p.A.	18,345	647

Mediaset S.p.A.	115,361	217

Mediobanca S.p.A.	84,841	455

Pirelli & C. S.p.A.	38,658	418

Prysmian S.p.A.	31,662	567

Saipem S.p.A.	41,920	2,020

Snam S.p.A.	279,851	1,242

Telecom Italia S.p.A.	1,496,279	1,504

Telecom Italia S.p.A. (RSP)	964,987	846

Tenaris S.A.	74,840	1,527

Terna Rete Elettrica Nazionale S.p.A.	210,789	787

UniCredit S.p.A. *	645,142	2,697

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Italy – 2.2% – continued

Unione di Banche Italiane S.C.P.A.	131,471	$488
		36,286

Japan – 19.6%

ABC-Mart, Inc.	3,900	172

Advantest Corp.	24,800	322

Aeon Co. Ltd.	95,400	1,077

Aeon Credit Service Co. Ltd.	13,200	284

Aeon Mall Co. Ltd.	11,200	274

Air Water, Inc.	22,569	276

Aisin Seiki Co. Ltd.	30,300	861

Ajinomoto Co., Inc.	103,000	1,613

Alfresa Holdings Corp.	6,100	301

All Nippon Airways Co. Ltd.	179,000	376

Amada Co. Ltd.	61,000	267

Aozora Bank Ltd.	103,000	315

Asahi Glass Co. Ltd.	162,000	1,078

Asahi Group Holdings Ltd.	61,700	1,521

Asahi Kasei Corp.	203,000	1,048

Asics Corp.	22,600	305

Astellas Pharma, Inc.	70,400	3,576

Bank of Kyoto (The) Ltd.	54,000	456

Bank of Yokohama (The) Ltd.	196,000	928

Benesse Holdings, Inc.	10,600	513

Bridgestone Corp.	103,300	2,394

Brother Industries Ltd.	35,900	333

Canon, Inc.	183,100	5,860

Casio Computer Co. Ltd.	36,700	259

Central Japan Railway Co.	23,800	2,088

Chiba Bank (The) Ltd.	123,000	713

Chiyoda Corp.	23,746	369

Chubu Electric Power Co., Inc.	103,500	1,348

Chugai Pharmaceutical Co. Ltd.	35,355	740

Chugoku Bank (The) Ltd.	27,000	379

Chugoku Electric Power (The) Co., Inc.	47,000	624

Citizen Holdings Co. Ltd.	43,100	218

Coca-Cola West Co. Ltd.	10,600	175

Cosmo Oil Co. Ltd.	89,000	162

Credit Saison Co. Ltd.	25,700	621

Dai Nippon Printing Co. Ltd.	89,000	620

Daicel Corp.	45,000	270

Daido Steel Co. Ltd.	46,000	214

Daihatsu Motor Co. Ltd.	30,000	500

Dai-ichi Life Insurance (The) Co. Ltd.	1,359	1,541

Daiichi Sankyo Co. Ltd.	106,200	1,755

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Daikin Industries Ltd.	37,600	$974

Dainippon Sumitomo Pharma Co. Ltd.	25,200	277

Daito Trust Construction Co. Ltd.	11,800	1,187

Daiwa House Industry Co. Ltd.	84,000	1,219

Daiwa Securities Group, Inc.	262,000	996

Dena Co. Ltd.	17,300	569

Denki Kagaku Kogyo K.K.	74,000	229

Denso Corp.	77,500	2,432

Dentsu, Inc.	29,018	736

East Japan Railway Co.	54,122	3,584

Eisai Co. Ltd.	40,600	1,827

Electric Power Development Co. Ltd.	19,300	506

FamilyMart Co. Ltd.	9,400	462

FANUC Corp.	31,000	4,993

Fast Retailing Co. Ltd.	8,500	1,969

Fuji Electric Co. Ltd.	91,000	185

Fuji Heavy Industries Ltd.	92,000	763

FUJIFILM Holdings Corp.	73,300	1,227

Fujitsu Ltd.	294,000	1,103

Fukuoka Financial Group, Inc.	121,000	491

Furukawa Electric Co. Ltd. *	95,000	178

Gree, Inc.	14,819	270

GS Yuasa Corp.	58,000	242

Gunma Bank (The) Ltd.	61,000	308

Hachijuni Bank (The) Ltd.	63,523	350

Hakuhodo DY Holdings, Inc.	3,660	247

Hamamatsu Photonics K.K.	11,094	381

Hankyu Hanshin Holdings, Inc.	186,000	1,004

Hino Motors Ltd.	42,000	275

Hirose Electric Co. Ltd.	4,700	524

Hisamitsu Pharmaceutical Co., Inc.	9,200	508

Hitachi Chemical Co. Ltd.	16,100	218

Hitachi Construction Machinery Co. Ltd.	16,800	272

Hitachi High-Technologies Corp.	10,700	258

Hitachi Ltd.	753,000	4,184

Hitachi Metals Ltd.	25,000	220

Hokkaido Electric Power Co., Inc.	28,000	224

Hokuriku Electric Power Co.	26,000	315

Honda Motor Co. Ltd.	263,000	8,070

Hoya Corp.	70,500	1,548

Hulic Co. Ltd. *	38,100	230

Ibiden Co. Ltd.	19,800	289

Idemitsu Kosan Co. Ltd.	3,700	302

IHI Corp.	207,000	461

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Inpex Corp.	351	$2,079

Isetan Mitsukoshi Holdings Ltd.	58,400	609

Isuzu Motors Ltd.	189,000	912

ITOCHU Corp.	238,200	2,413

Itochu Techno-Solutions Corp.	4,000	208

Iyo Bank (The) Ltd.	38,000	310

J Front Retailing Co. Ltd.	80,200	450

Japan Petroleum Exploration Co.	4,500	179

Japan Prime Realty Investment Corp.	110	331

Japan Real Estate Investment Corp.	84	846

Japan Retail Fund Investment Corp.	286	511

Japan Steel Works (The) Ltd.	51,000	284

Japan Tobacco, Inc.	143,100	4,289

JFE Holdings, Inc.	73,900	974

JGC Corp.	34,000	1,134

Joyo Bank (The) Ltd.	105,000	511

JSR Corp.	28,000	459

JTEKT Corp.	33,800	267

Jupiter Telecommunications Co. Ltd.	340	345

JX Holdings, Inc.	354,670	1,939

Kajima Corp.	132,000	360

Kamigumi Co. Ltd.	40,000	329

Kaneka Corp.	49,000	236

Kansai Electric Power (The) Co., Inc.	118,700	918

Kansai Paint Co. Ltd.	33,000	364

Kao Corp.	83,200	2,452

Kawasaki Heavy Industries Ltd.	224,000	444

Kawasaki Kisen Kaisha Ltd. *	171,000	215

KDDI Corp.	43,200	3,347

Keikyu Corp.	74,000	698

Keio Corp.	92,000	693

Keisei Electric Railway Co. Ltd.	40,000	361

Keyence Corp.	7,196	1,838

Kikkoman Corp.	28,000	383

Kinden Corp.	25,000	158

Kintetsu Corp.	262,000	1,027

Kirin Holdings Co. Ltd.	140,000	1,872

Kobe Steel Ltd.	397,000	310

Koito Manufacturing Co. Ltd.	14,814	171

Komatsu Ltd.	148,800	2,928

Konami Corp.	15,200	345

Konica Minolta Holdings, Inc.	76,500	588

Kubota Corp.	176,000	1,780

Kuraray Co. Ltd.	54,200	616

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Kurita Water Industries Ltd.	18,500	$410

Kyocera Corp.	24,200	2,095

Kyowa Hakko Kirin Co. Ltd.	43,000	519

Kyushu Electric Power Co., Inc.	68,600	565

Lawson, Inc.	9,600	738

LIXIL Group Corp.	42,200	1,006

Mabuchi Motor Co. Ltd.	3,700	169

Makita Corp.	17,500	679

Marubeni Corp.	265,000	1,690

Marui Group Co. Ltd.	36,700	260

Maruichi Steel Tube Ltd.	7,200	154

Mazda Motor Corp. *	410,000	478

McDonald’s Holdings Co. Japan Ltd.	11,000	313

Medipal Holdings Corp.	23,600	324

MEIJI Holdings Co. Ltd.	9,912	492

Miraca Holdings, Inc.	8,605	386

Mitsubishi Chemical Holdings Corp.	216,500	829

Mitsubishi Corp.	229,800	4,175

Mitsubishi Electric Corp.	307,000	2,261

Mitsubishi Estate Co. Ltd.	199,000	3,807

Mitsubishi Gas Chemical Co., Inc.	66,000	331

Mitsubishi Heavy Industries Ltd.	504,000	2,181

Mitsubishi Logistics Corp.	19,000	226

Mitsubishi Materials Corp.	183,000	576

Mitsubishi Motors Corp. *	617,000	569

Mitsubishi Tanabe Pharma Corp.	36,000	547

Mitsubishi UFJ Financial Group, Inc.	2,050,665	9,555

Mitsubishi UFJ Lease & Finance Co. Ltd.	9,680	408

Mitsui & Co. Ltd.	284,400	3,998

Mitsui Chemicals, Inc.	135,000	263

Mitsui Fudosan Co. Ltd.	133,000	2,662

Mitsui O.S.K. Lines Ltd.	166,000	387

Mizuho Financial Group, Inc.	3,689,118	5,972

MS&AD Insurance Group Holdings	81,350	1,398

Murata Manufacturing Co. Ltd.	32,197	1,713

Nabtesco Corp.	15,707	288

Namco Bandai Holdings, Inc.	27,400	463

NEC Corp. *	402,000	635

Nexon Co. Ltd. *	17,300	238

NGK Insulators Ltd.	46,000	551

NGK Spark Plug Co. Ltd.	28,000	294

NHK Spring Co. Ltd.	23,500	202

Nidec Corp.	17,600	1,287

Nikon Corp.	54,900	1,509

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Nintendo Co. Ltd.	17,000	$2,138

Nippon Building Fund, Inc.	96	1,034

Nippon Electric Glass Co. Ltd.	61,500	337

Nippon Express Co. Ltd.	135,000	512

Nippon Meat Packers, Inc.	28,000	359

Nippon Paper Group, Inc.	16,458	194

Nippon Steel Corp.	1,196,345	2,451

Nippon Telegraph & Telephone Corp.	69,352	3,291

Nippon Yusen K.K.	249,000	440

Nishi-Nippon City Bank (The) Ltd.	111,000	257

Nissan Motor Co. Ltd.	405,300	3,451

Nisshin Seifun Group, Inc.	28,500	350

Nisshin Steel Co. Ltd.	112,000	121

Nissin Foods Holdings Co. Ltd.	9,300	365

Nitori Holdings Co. Ltd.	5,250	487

Nitto Denko Corp.	26,700	1,272

NKSJ Holdings, Inc.	59,725	1,168

NOK Corp.	17,000	272

Nomura Holdings, Inc.	577,000	2,060

Nomura Real Estate Holdings, Inc.	14,600	256

Nomura Real Estate Office Fund, Inc.	45	282

Nomura Research Institute Ltd.	15,600	319

NSK Ltd.	67,000	389

NTN Corp.	74,000	149

NTT Data Corp.	199	621

NTT DOCOMO, Inc.	2,422	3,928

NTT Urban Development Corp.	172	138

Obayashi Corp.	108,000	492

Odakyu Electric Railway Co. Ltd.	100,000	1,052

OJI Paper Co. Ltd.	133,000	405

Olympus Corp. *	34,700	675

Omron Corp.	32,800	630

Ono Pharmaceutical Co. Ltd.	12,900	793

Oracle Corp. Japan	5,900	303

Oriental Land Co. Ltd.	8,000	1,053

ORIX Corp.	16,730	1,678

Osaka Gas Co. Ltd.	304,000	1,340

Otsuka Corp.	2,300	205

Otsuka Holdings Co. Ltd.	58,458	1,813

Panasonic Corp.	350,900	2,318

Rakuten, Inc.	115,900	1,179

Resona Holdings, Inc.	301,410	1,235

Ricoh Co. Ltd.	101,000	852

Rinnai Corp.	5,000	371

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Rohm Co. Ltd.	15,000	$505

Sankyo Co. Ltd.	7,700	358

Sanrio Co. Ltd.	6,697	238

Santen Pharmaceutical Co. Ltd.	11,300	519

SBI Holdings, Inc.	34,370	221

Secom Co. Ltd.	33,900	1,767

Sega Sammy Holdings, Inc.	30,500	577

Seiko Epson Corp.	20,600	123

Sekisui Chemical Co. Ltd.	70,000	564

Sekisui House Ltd.	86,000	854

Seven & I Holdings Co. Ltd.	119,400	3,667

Seven Bank Ltd.	90,700	277

Sharp Corp.	159,000	394

Shikoku Electric Power Co., Inc.	26,400	295

Shimadzu Corp.	34,000	238

Shimamura Co. Ltd.	3,700	430

Shimano, Inc.	11,800	859

Shimizu Corp.	96,000	323

Shin-Etsu Chemical Co. Ltd.	65,200	3,665

Shinsei Bank Ltd.	259,000	335

Shionogi & Co. Ltd.	46,800	713

Shiseido Co. Ltd.	57,300	786

Shizuoka Bank (The) Ltd.	88,000	901

Showa Denko K.K.	221,000	351

Showa Shell Sekiyu K.K.	28,400	151

SMC Corp.	8,600	1,385

Softbank Corp.	142,900	5,784

Sojitz Corp.	205,200	265

Sony Corp.	159,800	1,866

Sony Financial Holdings, Inc.	27,200	463

Square Enix Holdings Co. Ltd.	10,200	156

Stanley Electric Co. Ltd.	23,400	346

Sumco Corp. *	18,200	123

Sumitomo Chemical Co. Ltd.	238,000	606

Sumitomo Corp.	187,700	2,531

Sumitomo Electric Industries Ltd.	120,300	1,271

Sumitomo Heavy Industries Ltd.	88,000	301

Sumitomo Metal Mining Co. Ltd.	85,000	1,066

Sumitomo Mitsui Financial Group, Inc.	213,919	6,655

Sumitomo Mitsui Trust Holdings, Inc.	498,920	1,482

Sumitomo Realty & Development Co. Ltd.	57,000	1,512

Sumitomo Rubber Industries Ltd.	27,400	325

Suruga Bank Ltd.	30,000	339

Suzuken Co. Ltd.	11,400	378

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Suzuki Motor Corp.	58,300	$1,131

Sysmex Corp.	11,549	554

T&D Holdings, Inc.	90,700	981

Taiheiyo Cement Corp.	181,000	389

Taisei Corp.	156,000	448

Taisho Pharmaceutical Holdings Co. Ltd.	6,100	497

Taiyo Nippon Sanso Corp.	43,000	226

Takashimaya Co. Ltd.	43,000	294

Takeda Pharmaceutical Co. Ltd.	128,100	5,897

TDK Corp.	19,900	740

Teijin Ltd.	144,000	352

Terumo Corp.	24,700	1,063

THK Co. Ltd.	19,200	293

Tobu Railway Co. Ltd.	161,000	866

Toho Co. Ltd.	19,000	348

Toho Gas Co. Ltd.	67,000	445

Tohoku Electric Power Co., Inc. *	71,000	569

Tokio Marine Holdings, Inc.	115,100	2,938

Tokyo Electric Power Co., Inc. *	230,000	377

Tokyo Electron Ltd.	27,100	1,153

Tokyo Gas Co. Ltd.	397,000	2,187

Tokyu Corp.	181,000	865

Tokyu Land Corp.	66,000	353

TonenGeneral Sekiyu K.K.	45,000	389

Toppan Printing Co. Ltd.	89,000	516

Toray Industries, Inc.	232,000	1,373

Toshiba Corp.	637,000	2,038

Tosoh Corp.	82,000	155

TOTO Ltd.	42,000	309

Toyo Seikan Kaisha Ltd.	24,700	264

Toyo Suisan Kaisha Ltd.	14,000	350

Toyoda Gosei Co. Ltd.	10,900	218

Toyota Boshoku Corp.	9,900	103

Toyota Industries Corp.	26,400	739

Toyota Motor Corp.	443,400	17,398

Toyota Tsusho Corp.	34,800	744

Trend Micro, Inc.	17,600	491

Tsumura & Co.	9,100	285

Ube Industries Ltd.	169,000	364

Unicharm Corp.	18,100	1,039

Ushio, Inc.	16,500	198

USS Co. Ltd.	3,350	354

West Japan Railway Co.	27,400	1,169

Yahoo Japan Corp.	2,311	880

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Japan – 19.6% – continued

Yakult Honsha Co. Ltd.	15,100	$716

Yamada Denki Co. Ltd.	13,959	612

Yamaguchi Financial Group, Inc.	35,000	283

Yamaha Corp.	25,100	233

Yamaha Motor Co. Ltd.	43,600	381

Yamato Holdings Co. Ltd.	60,200	953

Yamato Kogyo Co. Ltd.	6,600	195

Yamazaki Baking Co. Ltd.	15,000	201

Yaskawa Electric Corp.	34,000	227

Yokogawa Electric Corp.	34,200	395
		327,977

Netherlands – 4.8%

Aegon N.V.	275,869	1,441

Akzo Nobel N.V.	37,248	2,110

ASML Holding N.V.	66,929	3,588

Corio N.V.	10,566	451

DE Master Blenders 1753 N.V. *	94,275	1,137

Delta Lloyd N.V.	24,563	376

European Aeronautic Defence and Space Co. N.V.	65,305	2,076

Fugro N.V. – CVA	11,089	756

Gemalto N.V.	12,696	1,118

Heineken Holding N.V.	16,083	783

Heineken N.V.	36,681	2,191

ING Groep N.V. – CVA *	610,962	4,857

Koninklijke Ahold N.V.	166,756	2,090

Koninklijke Boskalis Westminster N.V.	11,473	416

Koninklijke DSM N.V.	24,388	1,219

Koninklijke KPN N.V.	159,696	1,223

Koninklijke Philips Electronics N.V.	167,498	3,917

Koninklijke Vopak N.V.	10,850	763

QIAGEN N.V. *	36,500	672

Randstad Holding N.V.	18,995	633

Reed Elsevier N.V.	108,940	1,459

Royal Dutch Shell PLC, Class A	591,549	20,487

Royal Dutch Shell PLC, Class B	424,539	15,100

SBM Offshore N.V. *	27,406	392

TNT Express N.V.	51,827	542

Unilever N.V. – CVA	262,171	9,287

Wolters Kluwer N.V.	48,183	908
		79,992

New Zealand – 0.1%

Auckland International Airport Ltd.	148,202	322

Contact Energy Ltd .*	61,503	268

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

New Zealand – 0.1% – continued

Fletcher Building Ltd.	107,728	$620

SKYCITY Entertainment Group Ltd.	91,683	287

Telecom Corp. of New Zealand Ltd.	307,371	606
		2,103

Norway – 0.9%

Aker Solutions ASA	26,364	501

DNB ASA	156,272	1,922

Gjensidige Forsikring ASA	32,139	446

Norsk Hydro ASA	145,148	682

Orkla ASA	123,125	936

Seadrill Ltd.	56,373	2,206

Statoil ASA	180,492	4,668

Telenor ASA	115,260	2,250

Yara International ASA	29,724	1,493
		15,104

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) *	322,155	234

Energias de Portugal S.A.	309,455	854

Galp Energia SGPS S.A.	37,547	610

Jeronimo Martins SGPS S.A.	35,527	593

Portugal Telecom SGPS S.A. (Registered)	96,226	477
		2,768

Singapore – 1.8%

Ascendas Real Estate Investment Trust	289,213	567

CapitaLand Ltd.	397,500	1,026

CapitaMall Trust	376,600	619

CapitaMalls Asia Ltd.	211,718	284

City Developments Ltd.	83,000	791

ComfortDelGro Corp. Ltd.	322,000	449

Cosco Corp. Singapore Ltd.	156,000	122

DBS Group Holdings Ltd.	295,803	3,455

Fraser and Neave Ltd.	148,563	1,072

Genting Singapore PLC	979,380	1,089

Global Logistic Properties Ltd.	337,238	687

Golden Agri-Resources Ltd.	1,062,787	569

Hutchison Port Holdings Trust, Class U	833,000	606

Jardine Cycle & Carriage Ltd.	16,576	648

Keppel Corp. Ltd.	238,400	2,203

Keppel Land Ltd.	124,611	359

Neptune Orient Lines Ltd. *	137,750	126

Olam International Ltd.	265,381	441

Oversea-Chinese Banking Corp. Ltd.	409,954	3,112

SembCorp Industries Ltd.	151,600	698

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Singapore – 1.8% – continued

SembCorp Marine Ltd.	129,400	$522

Singapore Airlines Ltd.	87,067	761

Singapore Exchange Ltd.	139,000	791

Singapore Press Holdings Ltd.	258,000	855

Singapore Technologies Engineering Ltd.	241,000	694

Singapore Telecommunications Ltd.	1,260,600	3,282

StarHub Ltd.	90,000	272

United Overseas Bank Ltd.	204,183	3,260

UOL Group Ltd.	73,700	343

Wilmar International Ltd.	303,000	799
		30,502

Spain – 2.9%

Abertis Infraestructuras S.A.	59,252	874

Acciona S.A.	3,314	189

Acerinox S.A.	15,809	178

ACS Actividades de Construccion y Servicios S.A.	24,109	499

Amadeus IT Holding S.A., Class A	50,166	1,171

Banco Bilbao Vizcaya Argentaria S.A.	861,556	6,812

Banco de Sabadell S.A.	444,585	1,198

Banco Popular Espanol S.A.	205,631	451

Banco Santander S.A. *	1,565,357	11,728

Bankia S.A. *	164,102	274

CaixaBank	126,895	477

Distribuidora Internacional de Alimentacion S.A.	191,582	1,058

Enagas S.A.	28,283	559

Ferrovial S.A.	65,349	853

Gas Natural SDG S.A.	58,570	831

Grifols S.A. *	21,671	717

Grifols S.A., Class B *	2,305	52

Iberdrola S.A.	653,908	2,975

Inditex S.A.	34,669	4,304

Mapfre S.A.	125,670	344

Red Electrica Corp. S.A.	17,252	820

Repsol S.A.	131,346	2,557

Telefonica S.A.	653,278	8,711

Zardoya Otis S.A.	23,757	280
		47,912

Sweden – 3.2%

Alfa Laval AB	53,487	973

Assa Abloy AB, Class B	52,660	1,709

Atlas Copco AB, Class A	92,590	2,169

Atlas Copco AB, Class B	79,199	1,663

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Sweden – 3.2% – continued

Boliden AB	43,579	$730

Electrolux AB, Class B	37,825	936

Elekta AB, Class B	58,452	773

Getinge AB, Class B	31,654	956

Hennes & Mauritz AB, Class B	153,196	5,335

Hexagon AB, Class B	37,609	809

Holmen AB, Class B	8,299	227

Husqvarna AB, Class B	63,844	327

Industrivarden AB, Class C	18,650	267

Investment AB Kinnevik, Class B	32,280	671

Investor AB, Class B	72,258	1,594

Lundin Petroleum AB *	35,247	862

Millicom International Cellular S.A. SDR	10,016	930

Modern Times Group AB, Class B	7,848	347

Nordea Bank AB	421,029	4,180

Ratos AB, Class B	29,724	263

Sandvik AB	160,349	2,185

Scania AB, Class B	51,457	947

Securitas AB, Class B	51,380	387

Skandinaviska Enskilda Banken AB, Class A	225,134	1,891

Skanska AB, Class B	60,272	978

SKF AB, Class B	65,303	1,413

SSAB AB, Class A	25,984	185

Svenska Cellulosa AB, Class B	91,775	1,708

Svenska Handelsbanken AB, Class A	80,206	3,013

Swedbank AB, Class A	130,675	2,458

Swedish Match AB	34,190	1,384

Tele2 AB, Class B	51,206	931

Telefonaktiebolaget LM Ericsson, Class B	479,098	4,370

TeliaSonera AB	343,041	2,473

Volvo AB, Class B	227,429	3,202
		53,246

Switzerland – 9.1%

ABB Ltd. (Registered)	351,646	6,611

Actelion Ltd. (Registered)	17,726	889

Adecco S.A. (Registered)	21,147	1,010

Aryzta A.G.	9,341	449

Aryzta A.G.	4,329	206

Baloise Holding A.G. (Registered)	7,383	581

Banque Cantonale Vaudoise (Registered)	472	245

Barry Callebaut A.G. (Registered)	303	281

Cie Financiere Richemont S.A., Class A (Bearer)	83,097	4,983

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Switzerland – 9.1% – continued

Credit Suisse Group A.G. (Registered)	197,451	$4,199

GAM Holding A.G.	31,394	410

Geberit A.G. (Registered)	6,025	1,313

Givaudan S.A. (Registered)	1,335	1,269

Glencore International PLC	605,610	3,367

Holcim Ltd. (Registered)	36,367	2,316

Julius Baer Group Ltd.	33,184	1,157

Kuehne + Nagel International A.G. (Registered)	8,619	975

Lindt & Spruengli A.G. (Registered)	17	614

Lindt & Spruengli A.G. (Participation Certificate)	140	443

Lonza Group A.G. (Registered)	8,024	420

Nestle S.A. (Registered)	529,160	33,382

Novartis A.G. (Registered)	368,500	22,556

Pargesa Holding S.A. (Bearer)	4,468	296

Partners Group Holding A.G.	2,205	459

Roche Holding A.G. (Genusschein)	112,555	21,027

Schindler Holding A.G. (Registered)	3,315	410

Schindler Holding A.G. (Participation Certificate)	7,877	970

SGS S.A. (Registered)	861	1,769

Sika A.G. (Bearer)	346	707

Sonova Holding A.G. (Registered)	7,920	801

STMicroelectronics N.V.	102,565	555

Straumann Holding A.G. (Registered)	1,249	166

Sulzer A.G. (Registered)	3,770	549

Swatch Group (The) A.G. (Bearer)	4,887	1,949

Swatch Group (The) A.G. (Registered)	6,954	485

Swiss Life Holding A.G. (Registered)	4,794	572

Swiss Prime Site A.G. (Registered)	7,744	640

Swiss Re A.G.	55,997	3,603

Swisscom A.G. (Registered)	3,753	1,510

Syngenta A.G. (Registered)	15,291	5,715

Transocean Ltd.	56,154	2,518

UBS A.G. (Registered)	580,378	7,084

Wolseley PLC	45,038	1,927

Xstrata PLC	338,026	5,246

Zurich Insurance Group A.G.	23,519	5,856
		152,490

United Kingdom – 19.7%

3i Group PLC	152,624	551

Aberdeen Asset Management PLC	138,598	698

Admiral Group PLC	32,575	555

Aggreko PLC	41,948	1,571

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 19.7% – continued

AMEC PLC	52,745	$979

Anglo American PLC	223,453	6,578

Antofagasta PLC	62,277	1,275

ARM Holdings PLC	222,251	2,073

Associated British Foods PLC	57,291	1,194

AstraZeneca PLC	203,873	9,740

Aviva PLC	473,404	2,446

Babcock International Group PLC	56,963	854

BAE Systems PLC	519,554	2,735

Balfour Beatty PLC	106,292	523

Barclays PLC	1,864,868	6,492

BG Group PLC	541,788	10,971

BHP Billiton PLC	339,981	10,617

BP PLC	3,046,248	21,501

British American Tobacco PLC	313,957	16,143

British Land Co. PLC	134,652	1,137

British Sky Broadcasting Group PLC	179,859	2,161

BT Group PLC	1,254,670	4,680

Bunzl PLC	52,017	933

Burberry Group PLC	69,372	1,126

Capita PLC	104,816	1,313

Capital Shopping Centres Group PLC	86,722	459

Carnival PLC	29,337	1,084

Centrica PLC	819,566	4,344

Cobham PLC	174,293	625

Compass Group PLC	300,832	3,327

Croda International PLC	21,987	862

Diageo PLC	399,753	11,256

Eurasian Natural Resources Corp. PLC	40,800	204

Evraz PLC	54,600	218

Fresnillo PLC	28,298	851

G4S PLC	225,826	971

GKN PLC	251,923	876

GlaxoSmithKline PLC	803,620	18,538

Hammerson PLC	112,705	822

HSBC Holdings PLC	2,907,072	26,975

ICAP PLC	88,939	463

IMI PLC	51,834	756

Imperial Tobacco Group PLC	159,292	5,905

Inmarsat PLC	72,538	693

InterContinental Hotels Group PLC	46,268	1,214

International Consolidated Airlines Group S.A. *	147,867	356

Intertek Group PLC	25,619	1,136

Invensys PLC	129,162	489

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 19.7% – continued

Investec PLC	84,046	$520

ITV PLC	588,769	843

J. Sainsbury PLC	195,209	1,097

Johnson Matthey PLC	32,949	1,287

Kazakhmys PLC	34,011	382

Kingfisher PLC	374,122	1,599

Land Securities Group PLC	125,370	1,544

Legal & General Group PLC	931,933	1,991

Lloyds Banking Group PLC *	6,771,342	4,267

London Stock Exchange Group PLC	29,837	455

Lonmin PLC	25,764	233

Man Group PLC	302,558	404

Marks & Spencer Group PLC	251,611	1,452

Meggitt PLC	124,530	796

Melrose PLC	191,760	751

National Grid PLC	568,340	6,274

Next PLC	27,238	1,521

Old Mutual PLC	768,555	2,116

Pearson PLC	131,310	2,570

Petrofac Ltd.	40,873	1,056

Prudential PLC	404,925	5,254

Randgold Resources Ltd.	13,817	1,702

Reckitt Benckiser Group PLC	105,363	6,071

Reed Elsevier PLC	191,243	1,831

Resolution Ltd.	221,262	777

Rexam PLC	140,319	988

Rio Tinto PLC	214,961	10,049

Rolls-Royce Holdings PLC	302,308	4,126

Royal Bank of Scotland Group PLC *	330,535	1,373

RSA Insurance Group PLC	565,324	1,011

SABMiller PLC	153,210	6,740

Sage Group (The) PLC	212,807	1,079

Schroders PLC	17,963	442

Segro PLC	113,648	417

Serco Group PLC	78,510	737

Severn Trent PLC	38,172	1,035

Smith & Nephew PLC	141,149	1,559

Smiths Group PLC	62,898	1,055

SSE PLC	154,884	3,484

Standard Chartered PLC	383,253	8,681

Standard Life PLC	369,357	1,632

Subsea 7 S.A.	44,487	1,030

Tate & Lyle PLC	74,837	805

TESCO PLC	1,284,716	6,893

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

United Kingdom – 19.7% – continued

TUI Travel PLC	76,572	$290

Tullow Oil PLC	143,514	3,183

Unilever PLC	203,909	7,427

United Utilities Group PLC	109,731	1,271

Vedanta Resources PLC	15,813	264

Vodafone Group PLC	7,944,268	22,610

Weir Group (The) PLC	33,330	955

Whitbread PLC	28,691	1,054

WM Morrison Supermarkets PLC	382,590	1,764
		330,017
Total Common Stocks (1)
(Cost $1,520,423) (1)		1,633,489

PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke A.G.	8,459	435

Henkel A.G. & Co. KGaA	28,163	2,242

Porsche Automobil Holding S.E.	24,326	1,458

ProSiebenSat.1 Media A.G.	14,905	376

RWE A.G. (Non Voting)	6,029	241

Volkswagen A.G.	23,092	4,218
		8,970
Total Preferred Stocks (1)
(Cost $5,761) (1)		8,970

RIGHTS – 0.0%

Austria – 0.0%

Immoeast A.G. *	58,188	–

Immoeast A.G. *	57,496	–
		–

France – 0.0%

Cie Generale de Geophysique – Veritas *	20,338	33

Eurazeo *	21	–
		33

Spain – 0.0%

CaixaBank *	124,416	10
Total Rights (1)
(Cost $53) (1)		43

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.0%

iShares MSCI EAFE Index Fund	174,810	$9,265

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	7,043,167	7,043
Total Investment Companies
(Cost $15,428)		16,308

Total Investments – 99.2%
(Cost $1,541,665)		1,658,810

Other Assets less Liabilities – 0.8%		13,170
NET ASSETS – 100.0%		$1,671,980

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,864,000 with net purchases of approximately $4,179,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	225	$7,098	Long	12/12	$(280)
FTSE 100 Index (British Pound)	66	6,089	Long	12/12	(131)
Hang Seng Index (Hong Kong Dollar)	6	808	Long	10/12	13
Nikkei 225 (Japanese Yen)	29	1,649	Long	12/12	25
SPI 200 (Australian Dollar)	22	2,500	Long	12/12	(8)
Topix Index (Japanese Yen)	15	1,413	Long	12/12	2

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Yen Denom Nikkei (Japanese Yen)	20	$1,135	Long	12/12	$7

Total					$(372)

At September 30, 2012, the International Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.9%
British Pound	23.2
Japanese Yen	19.9
Australian Dollar	8.8
Swiss Franc	8.5
All other currencies less than 5%	11.7

Total	100.0%

At September 30, 2012, the industry sectors for the International Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.1%
Consumer Staples	12.0
Energy	8.3
Financials	23.9
Health Care	10.2
Industrials	12.3
Information Technology	4.3
Materials	9.5
Telecommunication Services	5.4
Utilities	4.0

Total	100.0%

At September 30, 2012, the International Equity Index Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	115	Euro	89	10/2/12	$– *
United States Dollar	2,594	Euro	2,017	10/2/12	(3)
United States Dollar	191	Israeli Shekel	751	10/2/12	– *
United States Dollar	7,349	British Pound	4,551	10/3/12	– *
United States Dollar	370	Danish Krone	2,145	10/3/12	– *

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	6,119	Euro	4,756	10/3/12	$(7)
United States Dollar	6,234	Japanese Yen	485,040	10/3/12	(19)
United States Dollar	39	New Zealand Dollar	47	10/3/12	– *
United States Dollar	311	Norwegian Krone	1,782	10/3/12	– *
United States Dollar	565	Singapore Dollar	693	10/3/12	– *
United States Dollar	1,021	Swedish Krona	6,697	10/3/12	(2)
United States Dollar	2,714	Swiss Franc	2,551	10/3/12	(2)
United States Dollar	2,816	Australian Dollar	2,708	10/4/12	(9)
United States Dollar	989	Hong Kong Dollar	7,667	10/4/12	– *
Australian Dollar	237	United States Dollar	250	12/19/12	5
Australian Dollar	535	United States Dollar	554	12/19/12	3
Australian Dollar	194	United States Dollar	200	12/19/12	1
British Pound	114	United States Dollar	186	12/19/12	1
British Pound	123	United States Dollar	200	12/19/12	1
British Pound	62	United States Dollar	100	12/19/12	– *
Euro	232	United States Dollar	300	12/19/12	2
Hong Kong Dollar	1,775	United States Dollar	229	12/19/12	– *
Japanese Yen	116,585	United States Dollar	1,500	12/19/12	5
Japanese Yen	77,619	United States Dollar	1,000	12/19/12	5
Singapore Dollar	41	United States Dollar	33	12/19/12	– *
Swedish Krona	922	United States Dollar	139	12/19/12	(1)
Swiss Franc	1,684	United States Dollar	1,796	12/19/12	3
Swiss Franc	92	United States Dollar	100	12/19/12	2
United States Dollar	200	Australian Dollar	195	12/19/12	1
United States Dollar	100	Australian Dollar	96	12/19/12	(2)
United States Dollar	722	British Pound	449	12/19/12	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	500	British Pound	310	12/19/12	$– *
United States Dollar	300	British Pound	186	12/19/12	– *
United States Dollar	600	Euro	467	12/19/12	– *
United States Dollar	170	Euro	132	12/19/12	– *
United States Dollar	1,607	Euro	1,248	12/19/12	(2)
United States Dollar	300	Euro	231	12/19/12	(3)
United States Dollar	120	Hong Kong Dollar	930	12/19/12	– *
United States Dollar	100	Japanese Yen	7,785	12/19/12	– *
United States Dollar	150	Japanese Yen	11,664	12/19/12	(1)
United States Dollar	200	Japanese Yen	15,489	12/19/12	(1)
United States Dollar	1,881	Japanese Yen	146,229	12/19/12	(6)
United States Dollar	100	Swedish Krona	657	12/19/12	– *
United States Dollar	100	Swedish Krona	656	12/19/12	– *
United States Dollar	200	Swiss Franc	188	12/19/12	– *
United States Dollar	160	Swiss Franc	150	12/19/12	– *
United States Dollar	100	Swiss Franc	93	12/19/12	(1)

Total					$(27)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for indentical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$–	$159,972	$–	$159,972
Consumer Staples	–	195,708	–	195,708
Energy	–	136,640	–	136,640
Financials	–	385,985	–	385,985
Health Care	–	168,471	–	168,471
Industrials	173	202,890	–	203,063
Information Technology	–	70,465	–	70,465
Materials	–	157,720	121	157,841
Telecommunication
Services	–	89,188	–	89,188
Utilities	–	66,156	–	66,156
Preferred Stocks
Consumer Discretionary	–	6,487	–	6,487
Consumer Staples	–	2,242	–	2,242
Utilities	–	241	–	241
Rights
Energy	–	33	–	33
Financials	–	10	–	10
Investment Companies	16,308	–	–	16,308
Total Investments	$16,481	$1,642,208	$121	$1,658,810

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$47	$–	$–	$47
Foreign Currency Exchange Contracts	–	32	–	32
Liabilities
Futures Contracts	(419)	–	–	(419)
Foreign Currency
Exchange Contracts	–	(59)	–	(59)
Total Other Financial Instruments	$(372)	$(27)	$–	$(399)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		BALANCE AS OF 9/30/12 (000s)
Common Stock Materials	$–	$121	(2)	$121

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred into Level 3 due to security being valued by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $(68), which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$121	Discounted Cash Flow	Discovery Price set at Merger

The significant unobservable input used in the fair value measurement of the common stocks is discovery price. Significant increases (decreases) in discovery price would result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5%

Advertising – 0.2%

Lamar Advertising Co., Class A *	33,447	$1,240

Aerospace/Defense – 1.1%

Alliant Techsystems, Inc.	19,839	994

B/E Aerospace, Inc. *	63,143	2,658

Esterline Technologies Corp. *	18,817	1,057

Exelis, Inc.	113,450	1,173

Triumph Group, Inc.	30,320	1,896
		7,778

Agriculture – 0.1%

Universal Corp.	14,200	723

Airlines – 0.3%

Alaska Air Group, Inc. *	42,750	1,499

JetBlue Airways Corp. *	138,908	665
		2,164

Apparel – 1.1%

Carter’s, Inc. *	30,787	1,658

Deckers Outdoor Corp. *	22,500	824

Hanesbrands, Inc. *	59,280	1,890

Under Armour, Inc., Class A *	46,947	2,621

Warnaco Group (The), Inc. *	24,820	1,288
		8,281

Auto Manufacturers – 0.2%

Oshkosh Corp. *	55,668	1,527

Banks – 3.7%

Associated Banc-Corp	104,074	1,371

BancorpSouth, Inc.	50,292	741

Bank of Hawaii Corp.	27,380	1,249

Cathay General Bancorp	44,729	772

City National Corp.	28,590	1,473

Commerce Bancshares, Inc.	45,208	1,823

Cullen/Frost Bankers, Inc.	37,269	2,140

East West Bancorp, Inc.	86,147	1,819

FirstMerit Corp.	66,559	980

Fulton Financial Corp.	121,563	1,199

Hancock Holding Co.	51,483	1,593

International Bancshares Corp.	33,671	642

Prosperity Bancshares, Inc.	26,534	1,131

Signature Bank *	28,459	1,909

SVB Financial Group *	26,947	1,629

Synovus Financial Corp.	477,405	1,132

TCF Financial Corp.	98,928	1,181

Trustmark Corp.	39,596	964

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Banks – 3.7% – continued

Valley National Bancorp	119,803	$1,200

Webster Financial Corp.	43,684	1,035

Westamerica Bancorporation	16,973	799
		26,782

Beverages – 0.3%

Green Mountain Coffee Roasters, Inc. *	78,408	1,862

Biotechnology – 2.5%

Bio-Rad Laboratories, Inc., Class A *	12,206	1,303

Charles River Laboratories International, Inc. *	29,597	1,172

Regeneron Pharmaceuticals, Inc. *	45,500	6,946

United Therapeutics Corp. *	29,205	1,632

Vertex Pharmaceuticals, Inc. *	131,084	7,334
		18,387

Building Materials – 1.0%

Fortune Brands Home & Security, Inc. *	97,579	2,636

Lennox International, Inc.	28,186	1,363

Louisiana-Pacific Corp. *	83,542	1,044

Martin Marietta Materials, Inc.	27,834	2,307
		7,350

Chemicals – 2.7%

Albemarle Corp.	54,364	2,864

Ashland, Inc.	44,360	3,176

Cabot Corp.	36,142	1,322

Cytec Industries, Inc.	27,968	1,833

Intrepid Potash, Inc. *	31,910	685

Minerals Technologies, Inc.	10,727	761

NewMarket Corp.	6,513	1,605

Olin Corp.	48,631	1,057

RPM International, Inc.	80,099	2,286

Sensient Technologies Corp.	30,359	1,116

Valspar Corp.	51,273	2,876
		19,581

Coal – 0.1%

Arch Coal, Inc.	128,925	816

Commercial Services – 5.4%

Aaron’s, Inc.	42,799	1,190

Alliance Data Systems Corp. *	30,313	4,303

Brink’s (The) Co.	28,542	733

Convergys Corp.	68,267	1,070

CoreLogic, Inc. *	63,946	1,697

Corporate Executive Board (The) Co.	20,448	1,097

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Commercial Services – 5.4% – continued

Corrections Corp. of America	60,756	$2,032

Deluxe Corp.	30,683	938

DeVry, Inc.	34,098	776

FTI Consulting, Inc. *	25,536	681

Gartner, Inc. *	56,737	2,615

Global Payments, Inc.	47,935	2,005

HMS Holdings Corp. *	52,433	1,753

ITT Educational Services, Inc. *	9,200	297

Korn/Ferry International *	28,955	444

Lender Processing Services, Inc.	51,391	1,433

Manpower, Inc.	48,195	1,774

Matthews International Corp., Class A	16,638	496

Monster Worldwide, Inc. *	70,174	514

Rent-A-Center, Inc.	35,836	1,257

Rollins, Inc.	39,954	935

SEI Investments Co.	82,246	1,764

Service Corp. International	130,621	1,758

Sotheby’s	41,184	1,297

Strayer Education, Inc.	7,320	471

Towers Watson & Co., Class A	34,755	1,844

TravelCenters of America LLC – (Fractional Shares) *	80,000	–

United Rentals, Inc. *	56,291	1,841

Valassis Communications, Inc. *	24,428	603

Wright Express Corp. *	23,481	1,637
		39,255

Computers – 2.5%

Cadence Design Systems, Inc. *	166,882	2,147

Diebold, Inc.	38,382	1,294

DST Systems, Inc.	18,626	1,054

Jack Henry & Associates, Inc.	52,371	1,985

Lexmark International, Inc., Class A	41,503	923

Mentor Graphics Corp. *	56,687	878

MICROS Systems, Inc. *	48,708	2,393

NCR Corp. *	96,629	2,252

Riverbed Technology, Inc. *	93,694	2,180

Synopsys, Inc. *	90,558	2,990
		18,096

Distribution/Wholesale – 1.3%

Arrow Electronics, Inc. *	66,088	2,228

Ingram Micro, Inc., Class A *	91,216	1,389

LKQ Corp. *	179,959	3,329

Owens & Minor, Inc.	38,595	1,153

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Distribution/Wholesale – 1.3% – continued

Watsco, Inc.	18,005	$1,365
		9,464

Diversified Financial Services – 2.0%

Affiliated Managers Group, Inc. *	31,191	3,836

CBOE Holdings, Inc.	53,022	1,560

Eaton Vance Corp.	69,982	2,027

Greenhill & Co., Inc.	16,276	842

Janus Capital Group, Inc.	113,748	1,074

Jefferies Group, Inc.	77,790	1,065

Raymond James Financial, Inc.	67,909	2,489

Waddell & Reed Financial, Inc., Class A	52,142	1,709
		14,602

Electric – 3.4%

Alliant Energy Corp.	67,439	2,926

Black Hills Corp.	26,823	954

Cleco Corp.	36,872	1,548

Great Plains Energy, Inc.	93,037	2,071

Hawaiian Electric Industries, Inc.	58,936	1,551

IDACORP, Inc.	30,468	1,318

MDU Resources Group, Inc.	114,742	2,529

National Fuel Gas Co.	50,603	2,735

NV Energy, Inc.	143,326	2,581

OGE Energy Corp.	59,946	3,325

PNM Resources, Inc.	48,282	1,015

Westar Energy, Inc.	76,832	2,279
		24,832

Electrical Components & Equipment – 1.8%

Acuity Brands, Inc.	25,720	1,628

AMETEK, Inc.	147,321	5,222

Energizer Holdings, Inc.	39,121	2,919

General Cable Corp. *	30,222	888

Hubbell, Inc., Class B	32,435	2,619
		13,276

Electronics – 2.2%

Avnet, Inc. *	85,855	2,497

Gentex Corp.	87,797	1,493

Itron, Inc.*	23,995	1,035

Mettler-Toledo International, Inc. *	18,851	3,219

National Instruments Corp.	57,157	1,439

Tech Data Corp. *	22,933	1,039

Trimble Navigation Ltd. *	76,344	3,639

Vishay Intertechnology, Inc. *	80,194	788

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Electronics – 2.2% – continued

Woodward, Inc.	36,733	$1,248
		16,397

Engineering & Construction – 1.1%

AECOM Technology Corp. *	68,674	1,453

Granite Construction, Inc.	21,898	629

KBR, Inc.	89,480	2,668

Shaw Group (The), Inc. *	40,079	1,748

URS Corp.	46,629	1,647
		8,145

Entertainment – 0.6%

Bally Technologies, Inc. *	25,150	1,242

Cinemark Holdings, Inc.	62,089	1,393

DreamWorks Animation SKG, Inc., Class A *	43,525	837

International Speedway Corp., Class A	15,919	452

Scientific Games Corp., Class A *	34,238	283
		4,207

Environmental Control – 0.6%

Clean Harbors, Inc. *	28,846	1,409

Mine Safety Appliances Co.	18,838	702

Waste Connections, Inc.	74,839	2,264
		4,375

Food – 1.8%

Flowers Foods, Inc.	69,928	1,411

Harris Teeter Supermarkets, Inc.	29,896	1,161

Hillshire Brands Co.	72,165	1,933

Ingredion, Inc.	46,280	2,553

Lancaster Colony Corp.	11,768	862

Post Holdings, Inc. *	19,242	578

Ralcorp Holdings, Inc. *	33,430	2,440

Smithfield Foods, Inc. *	81,714	1,606

SUPERVALU, Inc.	134,735	325

Tootsie Roll Industries, Inc.	12,023	324
		13,193

Forest Products & Paper – 0.2%

Domtar Corp.	21,814	1,708

Gas – 1.2%

Atmos Energy Corp.	54,750	1,960

Questar Corp.	106,713	2,169

UGI Corp.	68,293	2,168

Vectren Corp.	49,842	1,426

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Gas – 1.2% – continued

WGL Holdings, Inc.	31,306	$1,260
		8,983

Hand/Machine Tools – 0.8%

Kennametal, Inc.	48,659	1,804

Lincoln Electric Holdings, Inc.	50,732	1,981

Regal-Beloit Corp.	25,305	1,784
		5,569

Healthcare – Products – 3.4%

Cooper (The) Cos., Inc.	29,093	2,748

Henry Schein, Inc. *	53,778	4,263

Hill-Rom Holdings, Inc.	37,763	1,097

Hologic, Inc. *	160,782	3,254

IDEXX Laboratories, Inc. *	33,433	3,322

Masimo Corp. *	31,594	764

ResMed, Inc.	86,279	3,492

STERIS Corp.	35,281	1,251

Techne Corp.	21,030	1,513

Teleflex, Inc.	24,827	1,709

Thoratec Corp. *	35,735	1,237
		24,650

Healthcare – Services – 2.2%

AMERIGROUP Corp. *	29,633	2,710

Community Health Systems, Inc. *	55,233	1,610

Covance, Inc. *	33,478	1,563

Health Management Associates, Inc., Class A *	155,683	1,306

Health Net, Inc. *	49,650	1,118

LifePoint Hospitals, Inc. *	29,693	1,270

MEDNAX, Inc. *	30,199	2,248

Universal Health Services, Inc., Class B	53,560	2,449

WellCare Health Plans, Inc. *	26,170	1,480
		15,754

Home Builders – 1.1%

KB Home	46,838	672

MDC Holdings, Inc.	23,562	907

NVR, Inc. *	2,937	2,480

Thor Industries, Inc.	26,667	969

Toll Brothers, Inc. *	90,824	3,018
		8,046

Home Furnishings – 0.1%

Tempur-Pedic International, Inc. *	36,160	1,081

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Household Products/Wares – 1.3%

Church & Dwight Co., Inc.	84,558	$4,565

Jarden Corp.	45,550	2,407

Scotts Miracle-Gro (The) Co., Class A	23,405	1,018

Tupperware Brands Corp.	33,820	1,812
		9,802

Insurance – 4.4%

Alleghany Corp. *	10,286	3,548

American Financial Group, Inc.	47,894	1,815

Arthur J. Gallagher & Co.	73,437	2,631

Aspen Insurance Holdings Ltd.	43,345	1,322

Brown & Brown, Inc.	71,336	1,860

Everest Re Group Ltd.	31,470	3,366

Fidelity National Financial, Inc., Class A	127,984	2,738

First American Financial Corp.	64,556	1,399

Hanover Insurance Group (The), Inc.	27,218	1,014

HCC Insurance Holdings, Inc.	61,179	2,073

Kemper Corp.	33,127	1,017

Mercury General Corp.	22,009	851

Old Republic International Corp.	146,552	1,363

Protective Life Corp.	48,572	1,273

Reinsurance Group of America, Inc.	44,781	2,591

StanCorp Financial Group, Inc.	26,797	837

W.R. Berkley Corp.	67,457	2,529
		32,227

Internet – 2.2%

AOL, Inc. *	54,469	1,919

Equinix, Inc. *	29,266	6,030

Rackspace Hosting, Inc. *	65,890	4,355

TIBCO Software, Inc. *	93,516	2,827

ValueClick, Inc. *	43,054	740
		15,871

Investment Companies – 0.1%

Apollo Investment Corp.	123,178	969

Iron/Steel – 0.8%

Carpenter Technology Corp.	26,831	1,404

Commercial Metals Co.	70,512	931

Reliance Steel & Aluminum Co.	45,722	2,393

Steel Dynamics, Inc.	133,096	1,495
		6,223

Leisure Time – 0.6%

Life Time Fitness, Inc. *	24,298	1,111

Polaris Industries, Inc.	38,679	3,128

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Leisure Time – 0.6% – continued

WMS Industries, Inc. *	32,398	$531
		4,770

Machinery – Construction & Mining – 0.2%

Terex Corp. *	67,113	1,515

Machinery – Diversified – 1.9%

AGCO Corp. *	59,063	2,804

Gardner Denver, Inc.	29,748	1,797

Graco, Inc.	36,754	1,848

IDEX Corp.	50,654	2,116

Nordson Corp.	34,262	2,009

Wabtec Corp.	29,085	2,335

Zebra Technologies Corp., Class A *	31,386	1,178
		14,087

Media – 1.0%

AMC Networks, Inc., Class A *	34,832	1,516

FactSet Research Systems, Inc.	24,848	2,396

John Wiley & Sons, Inc., Class A	28,461	1,308

Meredith Corp.	21,876	765

New York Times (The) Co., Class A *	73,813	720

Scholastic Corp.	15,636	497
		7,202

Metal Fabrication/Hardware – 0.6%

Timken Co.	49,066	1,824

Valmont Industries, Inc.	14,213	1,869

Worthington Industries, Inc.	32,005	693
		4,386

Mining – 0.7%

Compass Minerals International, Inc.	20,108	1,500

Royal Gold, Inc.	35,766	3,571
		5,071

Miscellaneous Manufacturing – 2.1%

Aptargroup, Inc.	40,462	2,092

Carlisle Cos., Inc.	38,009	1,973

CLARCOR, Inc.	30,449	1,359

Crane Co.	29,264	1,169

Donaldson Co., Inc.	83,219	2,889

Harsco Corp.	48,946	1,005

ITT Corp.	56,136	1,131

SPX Corp.	30,805	2,015

Trinity Industries, Inc.	47,986	1,438
		15,071

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Office Furnishings – 0.2%

Herman Miller, Inc.	35,394	$688

HNI Corp.	27,904	712
		1,400

Oil & Gas – 3.2%

Atwood Oceanics, Inc. *	34,533	1,570

Bill Barrett Corp. *	29,479	730

Cimarex Energy Co.	52,234	3,058

Energen Corp.	43,813	2,296

Forest Oil Corp. *	71,809	607

HollyFrontier Corp.	123,634	5,102

Northern Oil and Gas, Inc. *	36,364	618

Patterson-UTI Energy, Inc.	92,182	1,460

Plains Exploration & Production Co. *	78,347	2,936

Quicksilver Resources, Inc. *	70,218	287

Rosetta Resources, Inc. *	32,121	1,539

SM Energy Co.	39,577	2,141

Unit Corp. *	26,261	1,090
		23,434

Oil & Gas Services – 1.9%

CARBO Ceramics, Inc.	12,019	756

Dresser-Rand Group, Inc. *	45,964	2,533

Dril-Quip, Inc. *	22,090	1,588

Helix Energy Solutions Group, Inc. *	59,419	1,086

Oceaneering International, Inc.	65,526	3,620

Oil States International, Inc. *	33,245	2,642

Superior Energy Services, Inc. *	95,447	1,958
		14,183

Packaging & Containers – 1.3%

Greif, Inc., Class A	18,549	820

Packaging Corp. of America	59,602	2,164

Rock-Tenn Co., Class A	42,982	3,102

Silgan Holdings, Inc.	29,946	1,303

Sonoco Products Co.	61,123	1,894
		9,283

Pharmaceuticals – 1.0%

Endo Health Solutions, Inc. *	70,991	2,252

Medicis Pharmaceutical Corp., Class A	36,296	1,571

Omnicare, Inc.	67,747	2,301

VCA Antech, Inc. *	53,289	1,051
		7,175

Real Estate – 0.4%

Alexander & Baldwin, Inc. *	25,376	749

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Real Estate – 0.4% – continued

Jones Lang LaSalle, Inc.	26,786	$2,045
		2,794

Real Estate Investment Trusts – 9.2%

Alexandria Real Estate Equities, Inc.	38,158	2,805

American Campus Communities, Inc.	55,862	2,451

BioMed Realty Trust, Inc.	93,704	1,754

BRE Properties, Inc.	46,643	2,187

Camden Property Trust	50,769	3,274

Corporate Office Properties Trust	43,780	1,049

Duke Realty Corp.	163,749	2,407

Equity One, Inc.	37,522	790

Essex Property Trust, Inc.	22,124	3,280

Federal Realty Investment Trust	38,960	4,103

Highwoods Properties, Inc.	46,178	1,506

Home Properties, Inc.	30,306	1,857

Hospitality Properties Trust	75,045	1,785

Liberty Property Trust	71,420	2,588

Macerich (The) Co.	80,872	4,628

Mack-Cali Realty Corp.	50,679	1,348

National Retail Properties, Inc.	65,715	2,004

Omega Healthcare Investors, Inc.	65,851	1,497

Potlatch Corp.	24,499	916

Rayonier, Inc.	74,602	3,656

Rayonier, Inc. – (Fractional Shares) *	50,000	–

Realty Income Corp.	81,046	3,314

Regency Centers Corp.	54,618	2,662

Senior Housing Properties Trust	107,242	2,336

SL Green Realty Corp.	54,761	4,385

Taubman Centers, Inc.	37,449	2,873

UDR, Inc.	151,998	3,773

Weingarten Realty Investors	67,715	1,903
		67,131

Retail – 7.1%

Advance Auto Parts, Inc.	44,535	3,048

Aeropostale, Inc. *	49,326	667

American Eagle Outfitters, Inc.	108,634	2,290

ANN, Inc. *	28,734	1,084

Ascena Retail Group, Inc. *	74,786	1,604

Barnes & Noble, Inc. *	23,358	298

Bob Evans Farms, Inc.	17,086	669

Brinker International, Inc.	44,878	1,584

Cheesecake Factory (The), Inc.	30,312	1,084

Chico’s FAS, Inc.	100,780	1,825

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Retail – 7.1% – continued

Collective Brands, Inc. *	37,358	$811

Copart, Inc. *	65,642	1,820

Dick’s Sporting Goods, Inc.	58,971	3,058

Foot Locker, Inc.	91,685	3,255

Guess?, Inc.	37,223	946

HSN, Inc.	22,641	1,111

MSC Industrial Direct Co., Inc., Class A	28,199	1,902

Office Depot, Inc. *	174,616	447

Panera Bread Co., Class A *	17,101	2,922

PetSmart, Inc.	65,701	4,532

PVH Corp.	42,845	4,015

Regis Corp.	34,939	642

Saks, Inc.*	62,833	648

Signet Jewelers Ltd.	49,118	2,395

Tractor Supply Co.	43,056	4,258

Wendy’s (The) Co.	171,136	779

Williams-Sonoma, Inc.	52,600	2,313

World Fuel Services Corp.	43,774	1,559
		51,566

Savings & Loans – 1.0%

Astoria Financial Corp.	49,704	491

First Niagara Financial Group, Inc.	214,166	1,733

New York Community Bancorp, Inc.	266,611	3,775

Washington Federal, Inc.	64,629	1,078
		7,077

Semiconductors – 1.9%

Atmel Corp. *	267,338	1,406

Cree, Inc. *	70,441	1,798

Cypress Semiconductor Corp.	83,013	890

Fairchild Semiconductor International, Inc. *	76,896	1,009

Integrated Device Technology, Inc. *	87,316	513

International Rectifier Corp. *	42,108	703

Intersil Corp., Class A	77,505	678

MEMC Electronic Materials, Inc. *	136,722	376

QLogic Corp. *	57,222	654

Rovi Corp. *	66,679	968

Semtech Corp. *	40,090	1,008

Silicon Laboratories, Inc. *	23,378	859

Skyworks Solutions, Inc. *	115,918	2,732
		13,594

Shipbuilding – 0.2%

Huntington Ingalls Industries, Inc.*	30,054	1,264

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Software – 3.6%

ACI Worldwide, Inc. *	23,927	$1,011

Acxiom Corp. *	45,889	838

Advent Software, Inc. *	19,542	480

Allscripts Healthcare Solutions, Inc. *	104,036	1,293

ANSYS, Inc. *	56,075	4,116

Broadridge Financial Solutions, Inc.	75,875	1,770

Compuware Corp. *	130,785	1,296

Concur Technologies, Inc. *	27,378	2,019

Fair Isaac Corp.	20,654	914

Informatica Corp. *	65,912	2,294

Mantech International Corp., Class A	13,895	333

MSCI, Inc. *	73,977	2,648

Parametric Technology Corp. *	72,093	1,572

SolarWinds, Inc. *	36,953	2,060

Solera Holdings, Inc.	42,463	1,863

VeriFone Systems, Inc. *	65,487	1,824
		26,331

Telecommunications – 1.6%

ADTRAN, Inc.	38,682	668

Ciena Corp. *	61,304	834

InterDigital, Inc.	25,126	937

NeuStar, Inc., Class A *	40,326	1,614

Plantronics, Inc.	25,663	907

Polycom, Inc. *	107,368	1,060

RF Micro Devices, Inc. *	168,071	664

Telephone & Data Systems, Inc.	61,317	1,570

Tellabs, Inc.	210,803	746

tw telecom, Inc. *	91,700	2,391
		11,391

Textiles – 0.4%

Mohawk Industries, Inc. *	35,186	2,816

Transportation – 2.1%

Con-way, Inc.	33,956	929

J.B. Hunt Transport Services, Inc.	54,941	2,859

Kansas City Southern	66,805	5,063

Kirby Corp. *	33,933	1,876

Landstar System, Inc.	28,299	1,338

Matson, Inc.	25,728	538

Tidewater, Inc.	30,255	1,468

UTi Worldwide, Inc.	63,830	860

Werner Enterprises, Inc.	27,160	580
		15,511

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Trucking & Leasing – 0.2%

GATX Corp.	28,477	$1,209

Water – 0.3%

Aqua America, Inc.	84,788	2,099
Total Common Stocks
(Cost $601,325)		703,576

INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	23,969,175	23,969
Total Investment Companies
(Cost $23,969)		23,969

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.14%, 11/1/12 (3)	$2,115	$2,115
Total Short-Term Investments
(Cost $2,115)		2,115

Total Investments – 100.1%
(Cost $627,409)		729,660

Liabilities less Other Assets – (0.1)%		(615)
NET ASSETS – 100.0%		$729,045

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,976,000 with net purchases of approximately $1,993,000 during the six months ended September 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	261	$25,748	Long	12/12	$(421)

At September 30, 2012, the industry sectors for the Mid Cap Index Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	3.3
Energy	5.9
Financials	22.1
Health Care	10.4
Industrials	15.8
Information Technology	15.8
Materials	7.0
Telecommunication Services	0.6
Utilities	5.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Mid Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$703,576	(1)	$–	$–	$703,576
Investment Companies	23,969		–	–	23,969
Short-Term Investments	–		2,115	–	2,115
Total Investments	$727,545		$2,115	$–	$729,660

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(421)		$–	$–	$(421)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5%

Advertising – 0.1%

Harte-Hanks, Inc.	20,201	$140

Marchex, Inc., Class B	10,420	40

MDC Partners, Inc., Class A	10,824	133

Millennial Media, Inc. *	4,853	70
		383

Aerospace/Defense – 1.2%

AAR Corp.	17,895	294

Aerovironment, Inc. *	7,361	173

API Technologies Corp. *	13,727	39

Astronics Corp. *	4,456	137

CPI Aerostructures, Inc. *	3,264	35

Cubic Corp.	6,969	349

Curtiss-Wright Corp.	20,369	666

Esterline Technologies Corp. *	13,342	749

GenCorp, Inc. *	26,474	251

HEICO Corp.	22,951	888

Kaman Corp.	11,533	414

Kratos Defense & Security Solutions, Inc. *	17,060	100

LMI Aerospace, Inc. *	3,793	77

M/A-COM Technology Solutions Holdings, Inc. *	2,574	33

Moog, Inc., Class A *	19,687	746

National Presto Industries, Inc.	2,087	152

Orbital Sciences Corp.*	25,808	376

SIFCO Industries, Inc.	1,057	19

Teledyne Technologies, Inc. *	15,920	1,009
		6,507

Agriculture – 0.4%

Alico, Inc.	1,544	48

Alliance One International, Inc. *	39,360	127

Andersons (The), Inc.	8,213	309

Cadiz, Inc. *	5,502	54

Griffin Land & Nurseries, Inc.	1,233	42

Limoneira Co.	3,511	65

Star Scientific, Inc. *	64,230	222

Tejon Ranch Co. *	5,603	168

Universal Corp.	10,111	515

Vector Group Ltd.	24,234	402
		1,952

Airlines – 0.6%

Alaska Air Group, Inc. *	30,858	1,082

Allegiant Travel Co.*	6,503	412

Hawaiian Holdings, Inc. *	22,289	125

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Airlines – 0.6% – continued

JetBlue Airways Corp. *	101,602	$487

Republic Airways Holdings, Inc. *	20,829	96

SkyWest, Inc.	22,626	234

Spirit Airlines, Inc. *	18,174	310

US Airways Group, Inc. *	70,658	739
		3,485

Apparel – 1.2%

Cherokee, Inc.	3,425	50

Columbia Sportswear Co.	5,391	291

Crocs, Inc. *	39,110	634

Delta Apparel, Inc. *	3,100	43

G-III Apparel Group Ltd. *	7,250	260

Iconix Brand Group, Inc. *	30,963	565

Jones Group (The), Inc.	35,773	460

K-Swiss, Inc., Class A *	12,244	42

Maidenform Brands, Inc. *	10,057	206

Oxford Industries, Inc.	6,153	347

Perry Ellis International, Inc. *	5,318	117

Quiksilver, Inc. *	57,169	190

R.G. Barry Corp.	3,764	55

Skechers U.S.A., Inc., Class A *	16,599	339

Steven Madden Ltd. *	17,093	747

True Religion Apparel, Inc.	11,437	244

Unifi, Inc. *	5,968	77

Warnaco Group (The), Inc. *	17,833	926

Weyco Group, Inc.	2,699	66

Wolverine World Wide, Inc.	21,169	939
		6,598

Auto Manufacturers – 0.0%

Wabash National Corp. *	29,180	208

Auto Parts & Equipment – 0.9%

Accuride Corp. *	20,132	94

American Axle & Manufacturing Holdings, Inc. *	29,283	330

Commercial Vehicle Group, Inc. *	10,197	75

Cooper Tire & Rubber Co.	27,053	519

Dana Holding Corp.	64,117	789

Dorman Products, Inc. *	10,774	339

Douglas Dynamics, Inc.	9,395	139

Exide Technologies *	34,961	108

Federal-Mogul Corp. *	7,925	73

Fuel Systems Solutions, Inc. *	6,592	113

Gentherm, Inc. *	12,787	159

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Auto Parts & Equipment – 0.9% – continued

Meritor, Inc. *	41,023	$174

Miller Industries, Inc.	5,040	81

Modine Manufacturing Co. *	19,910	147

Spartan Motors, Inc.	15,644	78

Standard Motor Products, Inc.	8,456	156

Superior Industries International, Inc.	9,816	168

Tenneco, Inc. *	26,358	738

Titan International, Inc.	18,453	326

Tower International, Inc. *	2,387	18
		4,624

Banks – 6.4%

1st Source Corp.	6,747	150

1st United Bancorp, Inc. *	12,700	82

Access National Corp.	3,125	43

Alliance Financial Corp.	2,001	80

American National Bankshares, Inc.	3,320	75

Ameris Bancorp *	10,367	131

Ames National Corp.	3,359	70

Arrow Financial Corp.	4,378	109

Bancfirst Corp.	2,774	119

Bancorp (The), Inc. *	12,949	133

BancorpSouth, Inc.	40,948	604

Bank of Kentucky Financial Corp.	2,489	69

Bank of Marin Bancorp	2,226	95

Bank of the Ozarks, Inc.	12,744	439

Banner Corp.	7,779	211

Bar Harbor Bankshares	1,644	59

BBCN Bancorp, Inc. *	33,988	429

Berkshire Bancorp, Inc. *	1,804	15

Boston Private Financial Holdings, Inc.	34,244	328

Bridge Bancorp, Inc.	3,639	85

Bridge Capital Holdings *	3,935	61

Bryn Mawr Bank Corp.	5,008	112

C&F Financial Corp.	1,357	53

Camden National Corp.	3,265	121

Capital Bank Financial Corp., Class A *	1,204	22

Capital City Bank Group, Inc.	4,963	53

Cardinal Financial Corp.	12,421	178

Cascade Bancorp *	2,135	11

Cass Information Systems, Inc.	4,044	170

Cathay General Bancorp	34,209	590

Center Bancorp, Inc.	5,057	60

Centerstate Banks, Inc.	13,471	120

Central Pacific Financial Corp. *	9,193	131

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Banks – 6.4% – continued

Century Bancorp, Inc., Class A	1,493	$48

Chemical Financial Corp.	12,135	294

Citizens & Northern Corp.	5,503	108

Citizens Republic Bancorp, Inc. *	17,510	339

City Holding Co.	6,585	236

CNB Financial Corp.	5,277	92

CoBiz Financial, Inc.	15,584	109

Columbia Banking System, Inc.	17,440	323

Community Bank System, Inc.	17,139	483

Community Trust Bancorp, Inc.	6,164	219

Crescent Financial Bancshares, Inc. *	1,669	8

CVB Financial Corp.	38,569	461

Eagle Bancorp, Inc. *	7,194	120

Enterprise Bancorp, Inc.	2,616	45

Enterprise Financial Services Corp.	7,675	104

Farmers National Banc Corp.	7,962	51

Fidelity Southern Corp.	4,054	38

Financial Institutions, Inc.	6,302	118

First Bancorp	6,273	72

First BanCorp (New York Exchange) *	29,900	132

First Bancorp, Inc.	3,943	69

First Busey Corp.	34,101	166

First California Financial Group, Inc. *	9,537	66

First Commonwealth Financial Corp.	46,490	328

First Community Bancshares, Inc.	6,915	106

First Connecticut Bancorp, Inc.	7,485	101

First Financial Bancorp	25,610	433

First Financial Bankshares, Inc.	13,826	498

First Financial Corp.	4,701	147

First Interstate Bancsystem, Inc.	7,408	111

First Merchants Corp.	12,166	183

First Midwest Bancorp, Inc.	32,728	411

First of Long Island (The) Corp.	3,446	106

FirstMerit Corp.	47,432	699

FNB Corp.	60,679	680

FNB United Corp. *	4,256	51

Franklin Financial Corp. *	5,948	102

German American Bancorp, Inc.	5,493	133

Glacier Bancorp, Inc.	31,280	487

Great Southern Bancorp, Inc.	4,488	139

Guaranty Bancorp *	32,318	65

Hancock Holding Co.	33,163	1,026

Hanmi Financial Corp. *	13,961	179

Heartland Financial USA, Inc.	6,491	177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Banks – 6.4% – continued

Heritage Commerce Corp. *	9,691	$67

Heritage Financial Corp.	6,571	99

Heritage Oaks Bancorp *	8,523	49

Home BancShares, Inc.	9,711	331

Horizon Bancorp	1,590	45

Hudson Valley Holding Corp.	6,698	114

Iberiabank Corp.	12,848	588

Independent Bank Corp.	9,572	288

International Bancshares Corp.	23,282	444

Lakeland Bancorp, Inc.	11,447	119

Lakeland Financial Corp.	7,310	202

MainSource Financial Group, Inc.	8,648	111

MB Financial, Inc.	23,833	471

Mercantile Bank Corp. *	3,635	62

Merchants Bancshares, Inc.	2,153	64

Metro Bancorp, Inc. *	5,997	76

MetroCorp Bancshares, Inc. *	6,715	71

Middleburg Financial Corp.	2,263	40

MidSouth Bancorp, Inc.	3,541	57

MidWestOne Financial Group, Inc.	2,878	62

National Bankshares, Inc.	2,943	98

National Penn Bancshares, Inc.	53,813	490

NBT Bancorp, Inc.	14,313	316

Northrim BanCorp, Inc.	2,739	55

Old National Bancorp	44,087	600

OmniAmerican Bancorp, Inc. *	4,837	110

Oriental Financial Group, Inc.	17,606	185

Pacific Capital Bancorp *	1,831	84

Pacific Continental Corp.	8,503	76

Pacific Mercantile Bancorp *	4,504	29

PacWest Bancorp	13,309	311

Park National Corp.	4,987	349

Park Sterling Corp. *	13,908	69

Peapack Gladstone Financial Corp.	3,756	61

Penns Woods Bancorp, Inc.	1,532	68

Peoples Bancorp, Inc.	4,520	103

Pinnacle Financial Partners, Inc. *	15,215	294

Preferred Bank *	4,981	71

PrivateBancorp, Inc.	26,311	421

Prosperity Bancshares, Inc.	20,561	876

Renasant Corp.	10,709	210

Republic Bancorp, Inc., Class A	4,415	97

S&T Bancorp, Inc.	12,413	219

S.Y. Bancorp, Inc.	5,264	125

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Banks – 6.4% – continued

Sandy Spring Bancorp, Inc.	10,745	$207

SCBT Financial Corp.	6,659	268

Seacoast Banking Corp. of Florida *	32,472	52

Sierra Bancorp	5,150	63

Simmons First National Corp., Class A	7,266	177

Southside Bancshares, Inc.	7,751	169

Southwest Bancorp, Inc. *	8,517	92

State Bank Financial Corp.	14,147	233

StellarOne Corp.	10,028	132

Sterling Bancorp	13,448	133

Sterling Financial Corp.	11,563	258

Suffolk Bancorp *	4,285	63

Sun Bancorp, Inc. *	17,542	59

Susquehanna Bancshares, Inc.	81,340	851

Taylor Capital Group, Inc. *	6,912	118

Texas Capital Bancshares, Inc. *	17,427	866

Tompkins Financial Corp.	4,900	199

TowneBank	11,680	179

Trico Bancshares	6,795	112

TrustCo Bank Corp. NY	41,806	239

Trustmark Corp.	28,178	686

UMB Financial Corp.	14,044	684

Umpqua Holdings Corp.	48,726	628

Union First Market Bankshares Corp.	8,849	138

United Bankshares, Inc.	21,813	543

United Community Banks, Inc. *	18,037	151

Univest Corp. of Pennsylvania	7,270	131

ViewPoint Financial Group, Inc.	14,703	282

Virginia Commerce Bancorp, Inc. *	11,387	100

Walker & Dunlop, Inc. *	4,776	73

Washington Banking Co.	6,490	92

Washington Trust Bancorp, Inc.	6,182	162

Webster Financial Corp.	31,355	743

WesBanco, Inc.	9,935	206

West Bancorporation, Inc.	6,300	76

West Coast Bancorp *	8,390	189

Westamerica Bancorporation	12,171	573

Western Alliance Bancorp *	30,792	314

Wilshire Bancorp, Inc. *	26,684	168

Wintrust Financial Corp.	15,721	591
		34,548

Beverages – 0.2%

Boston Beer (The) Co., Inc., Class A *	3,384	379

Central European Distribution Corp. *	29,924	85

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Beverages – 0.2% – continued

Coca-Cola Bottling Co. Consolidated	2,002	$136

Craft Brew Alliance, Inc. *	4,898	39

Farmer Bros. Co. *	3,320	32

National Beverage Corp. *	5,281	80

Peet’s Coffee & Tea, Inc. *	5,768	423
		1,174

Biotechnology – 2.4%

Acorda Therapeutics, Inc. *	17,472	447

Aegerion Pharmaceuticals, Inc. *	10,915	162

Affymax, Inc. *	16,009	337

Agenus, Inc. *	9,678	45

Alnylam Pharmaceuticals, Inc. *	19,930	375

AMAG Pharmaceuticals, Inc. *	9,091	161

Arena Pharmaceuticals, Inc. *	94,201	784

Arqule, Inc. *	25,223	129

Astex Pharmaceuticals *	39,476	121

BioCryst Pharmaceuticals, Inc. *	20,877	89

Biotime, Inc. *	12,942	54

Cambrex Corp. *	13,190	155

Celldex Therapeutics, Inc. *	25,144	158

Ceres, Inc. *	2,316	13

Coronado Biosciences, Inc. *	7,818	41

Cubist Pharmaceuticals, Inc. *	27,488	1,311

Curis, Inc. *	35,942	149

Dendreon Corp. *	67,497	326

Discovery Laboratories, Inc. *	18,410	60

Dynavax Technologies Corp. *	76,620	365

Emergent Biosolutions, Inc. *	11,639	165

Enzon Pharmaceuticals, Inc. *	17,896	125

Exact Sciences Corp. *	25,269	278

Exelixis, Inc. *	79,634	384

Geron Corp. *	57,228	97

GTx, Inc. *	12,220	56

Halozyme Therapeutics, Inc. *	39,811	301

Harvard Bioscience, Inc. *	10,747	46

Immunogen, Inc. *	36,362	531

Immunomedics, Inc. *	27,580	97

InterMune, Inc. *	29,034	260

Lexicon Pharmaceuticals, Inc. *	88,920	206

Ligand Pharmaceuticals, Inc., Class B *	7,821	134

Maxygen, Inc.	11,448	30

Medicines (The) Co. *	23,968	619

Merrimack Pharmaceuticals, Inc. *	6,455	61

Momenta Pharmaceuticals, Inc. *	20,625	301

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Biotechnology – 2.4% – continued

NewLink Genetics Corp. *	5,372	$87

Novavax, Inc. *	49,097	106

NPS Pharmaceuticals, Inc. *	37,576	348

Omeros Corp. *	11,315	106

OncoGenex Pharmaceutical, Inc. *	6,426	91

Oncothyreon, Inc. *	24,240	125

Pacific Biosciences of California, Inc. *	15,777	29

PDL BioPharma, Inc.	60,653	466

Repligen Corp. *	13,067	78

RTI Biologics, Inc. *	24,762	103

Sangamo Biosciences, Inc. *	23,658	144

Seattle Genetics, Inc. *	41,340	1,114

Sequenom, Inc. *	51,103	180

Spectrum Pharmaceuticals, Inc. *	26,088	305

Sunesis Pharmaceuticals, Inc. *	13,298	75

Transcept Pharmaceuticals, Inc. *	5,355	28

Trius Therapeutics, Inc. *	10,525	61

Verastem, Inc. *	2,445	23

Vical, Inc. *	32,723	141

XOMA Corp. *	28,922	107

ZIOPHARM Oncology, Inc. *	28,822	157
		12,847

Building Materials – 1.1%

AAON, Inc.	7,908	156

American DG Energy, Inc. *	10,336	27

Apogee Enterprises, Inc.	12,622	248

Builders FirstSource, Inc. *	19,076	99

Comfort Systems USA, Inc.	16,314	178

Drew Industries, Inc. *	8,350	252

Eagle Materials, Inc.	19,688	911

Gibraltar Industries, Inc. *	13,545	174

Griffon Corp.	19,547	201

Headwaters, Inc. *	26,374	173

Louisiana-Pacific Corp. *	59,688	746

LSI Industries, Inc.	8,993	60

NCI Building Systems, Inc. *	7,947	80

Nortek, Inc. *	3,290	180

Patrick Industries, Inc. *	1,677	26

PGT, Inc. *	8,248	27

Quanex Building Products Corp.	16,276	307

Simpson Manufacturing Co., Inc.	17,461	500

Texas Industries, Inc. *	9,838	400

Trex Co., Inc. *	6,054	206

Universal Forest Products, Inc.	8,671	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Building Materials – 1.1% – continued

USG Corp. *	32,155	$706
		6,017

Chemicals – 1.8%

A. Schulman, Inc.	12,944	308

Aceto Corp.	12,089	114

American Vanguard Corp.	12,181	424

Balchem Corp.	12,745	468

Chemtura Corp. *	42,887	739

Codexis, Inc. *	11,312	34

Ferro Corp. *	38,902	133

Georgia Gulf Corp.	14,877	539

H.B. Fuller Co.	21,616	663

Hawkins, Inc.	3,904	162

Innophos Holdings, Inc.	9,480	460

Innospec, Inc. *	10,043	341

KMG Chemicals, Inc.	3,306	61

Kraton Performance Polymers, Inc. *	14,188	370

Landec Corp. *	11,496	132

Minerals Technologies, Inc.	7,707	547

Oil-Dri Corp. of America	2,143	50

Olin Corp.	34,591	752

OM Group, Inc. *	14,368	266

OMNOVA Solutions, Inc. *	19,953	151

PolyOne Corp.	39,051	647

Quaker Chemical Corp.	5,729	267

Rentech, Inc. *	101,577	250

Sensient Technologies Corp.	21,551	792

Spartech Corp. *	13,351	71

Stepan Co.	3,677	353

TPC Group, Inc. *	5,549	227

Zep, Inc.	9,553	145

Zoltek Cos., Inc. *	12,227	94
		9,560

Coal – 0.3%

Arch Coal, Inc.	92,349	584

Cloud Peak Energy, Inc. *	26,575	481

Hallador Energy Co.	2,783	23

SunCoke Energy, Inc. *	30,444	491

Westmoreland Coal Co. *	4,619	46
		1,625

Commercial Services – 6.3%

ABM Industries, Inc.	23,386	443

Acacia Research Corp. *	21,635	593

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Commercial Services – 6.3% – continued

Accretive Health, Inc. *	24,899	$278

Advisory Board (The) Co. *	14,931	714

American Public Education, Inc. *	7,812	285

American Reprographics Co. *	15,091	64

AMN Healthcare Services, Inc. *	18,121	182

Arbitron, Inc.	11,590	439

Ascent Capital Group, Inc., Class A *	6,247	337

AVEO Pharmaceuticals, Inc. *	16,534	172

Avis Budget Group, Inc. *	46,169	710

Barrett Business Services, Inc.	3,027	82

Bridgepoint Education, Inc. *	7,521	76

Brink’s (The) Co.	20,564	528

Capella Education Co. *	5,746	201

Cardtronics, Inc. *	19,232	573

Career Education Corp. *	22,073	83

Carriage Services, Inc.	6,769	65

CBIZ, Inc. *	16,658	100

CDI Corp.	5,823	99

Cenveo, Inc. *	22,850	52

Chemed Corp.	8,348	578

Collectors Universe	2,289	32

Consolidated Graphics, Inc. *	3,600	94

Convergys Corp.	50,715	795

Corinthian Colleges, Inc. *	36,448	87

Corporate Executive Board (The) Co.	14,574	782

Corvel Corp. *	2,586	116

CoStar Group, Inc. *	12,254	999

CRA International, Inc. *	4,493	78

Cross Country Healthcare, Inc. *	12,331	58

Deluxe Corp.	22,097	675

Dollar Thrifty Automotive Group, Inc. *	12,186	1,059

Education Management Corp. *	11,388	35

Electro Rent Corp.	8,243	146

Ennis, Inc.	11,228	184

Euronet Worldwide, Inc. *	22,206	417

ExamWorks Group, Inc. *	12,426	185

ExlService Holdings, Inc. *	10,314	304

Forrester Research, Inc.	6,236	179

Franklin Covey Co. *	5,964	72

FTI Consulting, Inc. *	18,273	488

Geo Group (The), Inc.	26,695	739

Global Cash Access Holdings, Inc. *	29,304	236

Grand Canyon Education, Inc. *	17,482	411

Great Lakes Dredge & Dock Corp.	26,429	204

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Commercial Services – 6.3% – continued

Green Dot Corp., Class A *	10,196	$125

H&E Equipment Services, Inc.	12,786	155

Hackett Group (The), Inc. *	11,259	47

Healthcare Services Group, Inc.	29,229	668

Heartland Payment Systems, Inc.	16,892	535

Heidrick & Struggles International, Inc.	7,537	96

Hill International, Inc. *	8,874	39

HMS Holdings Corp. *	37,388	1,250

Hudson Global, Inc. *	14,222	63

Huron Consulting Group, Inc. *	10,050	350

ICF International, Inc. *	8,919	179

Insperity, Inc.	9,994	252

Intersections, Inc.	3,643	38

K12, Inc. *	11,833	239

Kelly Services, Inc., Class A	11,406	144

Kenexa Corp. *	11,923	546

Kforce, Inc. *	12,879	152

Korn/Ferry International *	21,058	323

Landauer, Inc.	4,182	250

Lincoln Educational Services Corp.	9,475	40

Live Nation Entertainment, Inc. *	60,964	525

Mac-Gray Corp.	4,851	65

Matthews International Corp., Class A	12,279	366

MAXIMUS, Inc.	14,772	882

McGrath RentCorp	10,921	285

Medifast, Inc. *	5,941	155

MoneyGram International, Inc. *	9,103	136

Monro Muffler Brake, Inc.	13,484	474

Monster Worldwide, Inc. *	53,016	389

Multi-Color Corp.	5,738	133

National American University Holdings, Inc.	3,327	17

National Research Corp.	1,069	54

Navigant Consulting, Inc. *	22,945	254

Odyssey Marine Exploration, Inc. *	31,637	100

On Assignment, Inc. *	18,874	376

PAREXEL International Corp. *	25,966	799

PDI, Inc. *	4,259	34

Pendrell Corp. *	63,925	72

PHH Corp. *	24,650	502

Premier Exhibitions, Inc. *	10,897	26

PRGX Global, Inc. *	9,115	78

Providence Service (The) Corp. *	5,369	70

Quad/Graphics, Inc.	11,177	190

Rent-A-Center, Inc.	25,843	907

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Commercial Services – 6.3% – continued

Resources Connection, Inc.	18,924	$248

RPX Corp. *	8,994	101

ServiceSource International, Inc. *	21,105	217

Sotheby’s	29,393	926

Standard Parking Corp. *	6,853	154

Steiner Leisure Ltd. *	6,734	313

Stewart Enterprises, Inc., Class A	33,238	279

Strayer Education, Inc.	5,170	333

Swisher Hygiene, Inc. *	47,898	66

Team Health Holdings, Inc. *	12,426	337

Team, Inc. *	8,788	280

TeleTech Holdings, Inc. *	9,751	166

TMS International Corp., Class A *	5,623	56

TNS, Inc. *	10,492	157

Tree.com, Inc. *	2,535	40

TrueBlue, Inc. *	17,818	280

Universal Technical Institute, Inc.	9,770	134

Valassis Communications, Inc. *	18,546	458

Viad Corp.	8,982	187

VistaPrint N.V. *	14,843	507

Westway Group, Inc. *	5,134	32

Wright Express Corp. *	16,891	1,178

Zillow, Inc., Class A *	1,434	60

Zipcar, Inc. *	11,423	89
		34,007

Computers – 1.7%

3D Systems Corp. *	20,367	669

Acorn Energy, Inc.	7,605	68

Agilysys, Inc. *	6,600	57

CACI International, Inc., Class A *	9,831	509

Carbonite, Inc. *	4,792	34

CIBER, Inc. *	30,971	107

Computer Task Group, Inc. *	6,562	106

Cray, Inc. *	15,739	200

Datalink Corp. *	6,472	54

Digimarc Corp.	3,029	67

Echelon Corp. *	15,395	59

Electronics for Imaging, Inc. *	20,503	341

iGATE Corp. *	14,283	260

Imation Corp. *	12,926	72

Immersion Corp. *	12,342	67

Insight Enterprises, Inc. *	19,423	340

j2 Global, Inc.	20,168	662

Key Tronic Corp. *	4,446	44

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Computers – 1.7% – continued

KEYW Holding (The) Corp. *	8,367	$105

LivePerson, Inc. *	24,032	435

Manhattan Associates, Inc. *	8,843	506

Mattersight Corp. *	4,305	25

Maxwell Technologies, Inc. *	12,810	104

Mentor Graphics Corp. *	40,516	627

Mercury Computer Systems, Inc. *	13,912	148

MTS Systems Corp.	7,030	376

Netscout Systems, Inc. *	16,002	408

OCZ Technology Group, Inc. *	28,620	99

Quantum Corp. *	99,574	160

Radisys Corp. *	9,913	36

RealD, Inc. *	19,646	176

Silicon Graphics International Corp. *	13,399	122

Spansion, Inc., Class A *	20,950	250

STEC, Inc. *	15,101	102

Super Micro Computer, Inc. *	12,387	149

Sykes Enterprises, Inc. *	17,029	229

Synaptics, Inc. *	14,687	353

Syntel, Inc.	6,736	420

Unisys Corp. *	19,117	398

Virtusa Corp. *	7,914	141

Vocera Communications, Inc. *	2,843	88
		9,173

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	10,974	518

Inter Parfums, Inc.	7,307	134

Revlon, Inc., Class A *	4,997	77
		729

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. *	20,365	580

BlueLinx Holdings, Inc. *	10,284	24

Brightpoint, Inc. *	30,568	274

Core-Mark Holding Co., Inc.	4,944	238

Houston Wire & Cable Co.	8,113	87

MWI Veterinary Supply, Inc. *	5,539	591

Owens & Minor, Inc.	27,549	823

Pool Corp.	20,649	859

Rentrak Corp. *	3,892	66

ScanSource, Inc. *	12,047	386

Titan Machinery, Inc. *	7,186	146

United Stationers, Inc.	17,683	460

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Distribution/Wholesale – 1.0% – continued

Watsco, Inc.	12,788	$969
		5,503

Diversified Financial Services – 2.3%

Aircastle Ltd.	25,868	293

Artio Global Investors, Inc.	13,878	41

Asset Acceptance Capital Corp. *	6,711	50

Asta Funding, Inc.	4,694	44

BGC Partners, Inc., Class A	43,949	215

Calamos Asset Management, Inc., Class A	7,823	91

California First National Bancorp	971	18

CIFC Corp. *	2,715	20

Cohen & Steers, Inc.	8,122	241

Cowen Group, Inc., Class A *	37,135	100

Credit Acceptance Corp. *	3,444	295

DFC Global Corp. *	19,182	329

Diamond Hill Investment Group, Inc.	1,198	92

Doral Financial Corp. *	54,202	51

Duff & Phelps Corp., Class A	13,364	182

Ellie Mae, Inc. *	10,949	298

Encore Capital Group, Inc. *	9,663	273

Epoch Holding Corp.	6,771	156

Evercore Partners, Inc., Class A	12,562	339

FBR & Co. *	18,592	57

Federal Agricultural Mortgage Corp., Class C	4,300	111

Financial Engines, Inc. *	20,172	481

First Marblehead (The) Corp. *	24,751	26

FXCM, Inc., Class A	10,381	99

Gain Capital Holdings, Inc.	6,301	31

GAMCO Investors, Inc., Class A	2,912	145

GFI Group, Inc.	28,861	92

Greenhill & Co., Inc.	12,623	653

Higher One Holdings, Inc. *	13,680	184

Horizon Technology Finance Corp.	3,487	56

INTL. FCStone, Inc. *	5,988	114

Investment Technology Group, Inc. *	16,628	145

JMP Group, Inc.	6,894	38

KBW, Inc.	15,379	253

Knight Capital Group, Inc., Class A *	78,829	211

Ladenburg Thalmann Financial Services, Inc. *	46,838	62

Manning & Napier, Inc.	5,601	68

MarketAxess Holdings, Inc.	15,900	502

Marlin Business Services Corp.	3,659	78

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Diversified Financial Services – 2.3% – continued

Medley Capital Corp.	7,290	$103

MicroFinancial, Inc.	3,599	33

National Financial Partners Corp. *	17,354	293

Nationstar Mortgage Holdings, Inc. *	8,508	282

Nelnet, Inc., Class A	10,574	251

Netspend Holdings, Inc. *	13,181	130

NewStar Financial, Inc. *	11,593	139

Nicholas Financial, Inc.	4,207	54

Ocwen Financial Corp. *	46,722	1,281

Oppenheimer Holdings, Inc., Class A	4,333	69

Piper Jaffray Cos. *	6,949	177

Portfolio Recovery Associates, Inc. *	7,445	778

Pzena Investment Management, Inc., Class A	4,278	22

Regional Management Corp. *	2,045	35

SeaCube Container Leasing Ltd.	4,563	86

Stifel Financial Corp. *	23,335	784

SWS Group, Inc. *	12,485	76

Virtus Investment Partners, Inc. *	2,646	228

WageWorks, Inc. *	2,752	48

Walter Investment Management Corp. *	12,546	464

Westwood Holdings Group, Inc.	2,810	110

WisdomTree Investments, Inc. *	24,894	167

World Acceptance Corp. *	4,677	316
		12,460

Electric – 2.3%

ALLETE, Inc.	16,586	692

Ameresco, Inc., Class A *	8,535	101

Atlantic Power Corp.	49,505	741

Avista Corp.	25,543	657

Black Hills Corp.	19,130	680

CH Energy Group, Inc.	6,414	418

Cleco Corp.	26,380	1,107

El Paso Electric Co.	17,476	599

Empire District Electric (The) Co.	18,777	405

EnerNOC, Inc. *	11,007	143

Genie Energy Ltd., Class B	6,247	45

GenOn Energy, Inc. *	336,367	851

IDACORP, Inc.	21,792	943

MGE Energy, Inc.	10,199	540

NorthWestern Corp.	15,739	570

Ormat Technologies, Inc.	7,560	142

Otter Tail Corp.	16,081	384

Pike Electric Corp. *	7,521	60

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Electric – 2.3% – continued

PNM Resources, Inc.	34,593	$727

Portland General Electric Co.	32,538	880

UIL Holdings Corp.	22,073	792

Unitil Corp.	5,971	163

UNS Energy Corp.	17,471	731
		12,371

Electrical Components & Equipment – 1.0%

A123 Systems, Inc. *	45,536	11

Acuity Brands, Inc.	18,409	1,165

Advanced Energy Industries, Inc. *	17,629	217

American Superconductor Corp. *	16,610	69

Belden, Inc.	19,767	729

Capstone Turbine Corp. *	126,880	127

Coleman Cable, Inc.	3,807	37

Encore Wire Corp.	8,324	244

EnerSys, Inc. *	20,837	735

Generac Holdings, Inc.	10,980	251

Graham Corp.	4,181	76

Insteel Industries, Inc.	7,486	88

Littelfuse, Inc.	9,406	532

Powell Industries, Inc. *	3,792	147

Power-One, Inc. *	29,614	166

SunPower Corp. *	16,925	76

Universal Display Corp. *	17,277	594

Vicor Corp. *	8,608	57
		5,321

Electronics – 2.1%

American Science & Engineering, Inc.	3,799	249

Analogic Corp.	5,326	416

Badger Meter, Inc.	6,220	226

Bel Fuse, Inc., Class B	4,590	86

Benchmark Electronics, Inc. *	24,987	382

Brady Corp., Class A	21,270	623

Checkpoint Systems, Inc. *	17,383	144

Coherent, Inc. *	10,288	472

CTS Corp.	14,618	147

Cymer, Inc. *	13,460	687

Daktronics, Inc.	15,340	146

Electro Scientific Industries, Inc.	9,740	119

ESCO Technologies, Inc.	11,635	452

FARO Technologies, Inc. *	7,476	309

FEI Co.	16,467	881

Fluidigm Corp. *	8,702	148

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Electronics – 2.1% – continued

GSI Group, Inc. *	12,369	$110

II-VI, Inc. *	22,908	436

InvenSense, Inc. *	16,189	193

Kemet Corp. *	18,682	82

Measurement Specialties, Inc. *	6,658	220

Mesa Laboratories, Inc.	1,095	53

Methode Electronics, Inc.	15,813	154

Multi-Fineline Electronix, Inc. *	3,828	86

Newport Corp. *	17,044	188

NVE Corp. *	2,047	121

OSI Systems, Inc. *	8,632	672

Park Electrochemical Corp.	8,990	223

Plexus Corp. *	15,226	461

Rofin-Sinar Technologies, Inc. *	12,664	250

Rogers Corp. *	7,160	303

Sanmina-SCI Corp. *	35,788	304

Stoneridge, Inc. *	12,336	61

Sypris Solutions, Inc.	4,469	32

Taser International, Inc. *	23,489	142

TTM Technologies, Inc. *	22,796	215

Viasystems Group, Inc. *	1,918	33

Vishay Precision Group, Inc. *	5,194	73

Watts Water Technologies, Inc., Class A	12,904	488

Woodward, Inc.	30,033	1,021

Zagg, Inc. *	10,825	92

Zygo Corp. *	6,919	127
		11,627

Energy – Alternate Sources – 0.2%

Amyris, Inc. *	12,867	44

Clean Energy Fuels Corp. *	28,796	379

Enphase Energy, Inc. *	3,377	14

FuelCell Energy, Inc. *	68,249	60

FutureFuel Corp.	8,885	108

Gevo, Inc. *	13,396	29

Green Plains Renewable Energy, Inc. *	10,627	62

KiOR, Inc., Class A *	11,227	104

Renewable Energy Group, Inc. *	2,817	19

REX American Resources Corp. *	2,555	46

Saratoga Resources, Inc. *	9,508	52

Solazyme, Inc. *	13,909	160
		1,077

Engineering & Construction – 0.7%

Aegion Corp. *	17,200	329

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Engineering & Construction – 0.7% – continued

Argan, Inc.	4,175	$73

Dycom Industries, Inc. *	14,434	207

EMCOR Group, Inc.	28,965	827

Exponent, Inc. *	5,896	336

Granite Construction, Inc.	16,810	483

Layne Christensen Co. *	8,423	165

MasTec, Inc. *	25,314	499

Michael Baker Corp. *	3,931	94

Mistras Group, Inc. *	6,635	154

MYR Group, Inc. *	9,071	181

Orion Marine Group, Inc. *	11,211	83

Sterling Construction Co., Inc. *	7,192	72

Tutor Perini Corp. *	15,195	174

VSE Corp.	1,910	47
		3,724

Entertainment – 1.0%

Bluegreen Corp. *	6,087	38

Carmike Cinemas, Inc. *	7,536	85

Churchill Downs, Inc.	5,707	358

International Speedway Corp., Class A	12,138	344

Isle of Capri Casinos, Inc. *	9,189	64

Lions Gate Entertainment Corp. *	36,896	564

Marriott Vacations Worldwide Corp. *	11,632	419

Multimedia Games Holding Co., Inc. *	11,637	183

National CineMedia, Inc.	24,563	402

Pinnacle Entertainment, Inc. *	27,513	337

Reading International, Inc., Class A *	7,145	42

Scientific Games Corp., Class A *	24,349	201

Shuffle Master, Inc. *	24,063	381

Six Flags Entertainment Corp.	17,247	1,014

Speedway Motorsports, Inc.	4,894	75

Vail Resorts, Inc.	15,672	904
		5,411

Environmental Control – 0.6%

ADA-ES, Inc. *	3,825	90

Calgon Carbon Corp. *	24,937	357

Casella Waste Systems, Inc., Class A *	11,443	49

Ceco Environmental Corp.	3,023	29

Darling International, Inc. *	51,113	935

Energy Recovery, Inc. *	17,752	52

EnergySolutions, Inc. *	36,727	100

GSE Holding, Inc. *	3,256	26

Heckmann Corp. *	56,894	239

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Environmental Control – 0.6% – continued

Heritage-Crystal Clean, Inc. *	3,267	$65

Metalico, Inc. *	17,427	45

Met-Pro Corp.	6,258	56

Mine Safety Appliances Co.	12,033	448

Tetra Tech, Inc. *	27,563	724

TRC Cos., Inc. *	6,078	46

US Ecology, Inc.	7,793	168
		3,429

Food – 1.9%

Annie’s, Inc. *	2,120	95

Arden Group, Inc., Class A	481	47

B&G Foods, Inc.	21,001	637

Calavo Growers, Inc.	5,051	126

Cal-Maine Foods, Inc.	6,389	287

Chefs’ Warehouse (The), Inc. *	4,677	77

Chiquita Brands International, Inc. *	19,478	149

Diamond Foods, Inc.	9,661	182

Dole Food Co., Inc. *	15,608	219

Fresh Del Monte Produce, Inc.	16,609	425

Hain Celestial Group (The), Inc. *	16,013	1,009

Harris Teeter Supermarkets, Inc.	19,085	741

Ingles Markets, Inc., Class A	5,808	95

Inventure Foods, Inc. *	5,523	31

J&J Snack Foods Corp.	6,463	371

John B. Sanfilippo & Son, Inc. *	3,367	44

Lancaster Colony Corp.	8,086	592

Lifeway Foods, Inc.	2,238	21

Nash Finch Co.	5,572	114

Pilgrim’s Pride Corp. *	25,642	131

Post Holdings, Inc. *	12,076	363

Sanderson Farms, Inc.	10,008	444

Seaboard Corp. *	134	303

Seneca Foods Corp., Class A *	4,050	121

Smart Balance, Inc. *	25,646	310

Snyders-Lance, Inc.	19,255	481

Spartan Stores, Inc.	9,665	148

SUPERVALU, Inc.	94,505	228

Tootsie Roll Industries, Inc.	10,197	275

TreeHouse Foods, Inc. *	15,644	821

United Natural Foods, Inc. *	21,246	1,242

Village Super Market, Inc., Class A	3,573	131

Weis Markets, Inc.	4,746	201
		10,461

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Forest Products & Paper – 0.7%

Boise, Inc.	44,074	$386

Buckeye Technologies, Inc.	17,127	549

Clearwater Paper Corp. *	10,214	422

Deltic Timber Corp.	4,826	315

KapStone Paper and Packaging Corp. *	17,688	396

Neenah Paper, Inc.	6,845	196

Orchids Paper Products Co.	2,440	44

P.H. Glatfelter Co.	18,646	332

Resolute Forest Products *	35,270	459

Schweitzer-Mauduit International, Inc.	13,614	449

Wausau Paper Corp.	18,701	173
		3,721

Gas – 1.0%

Chesapeake Utilities Corp.	4,104	194

Delta Natural Gas Co., Inc.	2,882	56

Laclede Group (The), Inc.	9,788	421

New Jersey Resources Corp.	18,078	827

Northwest Natural Gas Co.	11,623	572

Piedmont Natural Gas Co., Inc.	31,195	1,013

South Jersey Industries, Inc.	13,269	702

Southwest Gas Corp.	20,089	888

WGL Holdings, Inc.	22,328	899
		5,572

Hand/Machine Tools – 0.1%

Franklin Electric Co., Inc.	10,208	617

Hardinge, Inc.	4,967	51
		668

Healthcare – Products – 3.6%

Abaxis, Inc. *	9,423	338

ABIOMED, Inc. *	14,696	308

Accuray, Inc. *	31,828	225

Affymetrix, Inc. *	30,997	134

Align Technology, Inc. *	31,227	1,154

Alphatec Holdings, Inc. *	25,318	42

AngioDynamics, Inc. *	10,639	130

ArthroCare Corp. *	12,103	392

AtriCure, Inc. *	6,116	45

Atrion Corp.	687	152

BG Medicine, Inc. *	4,565	17

Cantel Medical Corp.	9,375	254

Cardiovascular Systems, Inc. *	7,425	86

Cepheid, Inc. *	28,541	985

Cerus Corp. *	23,840	81

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Healthcare – Products – 3.6% – continued

Chindex International, Inc. *	5,412	$56

Conceptus, Inc. *	13,531	275

CONMED Corp.	12,375	353

CryoLife, Inc.	12,580	85

Cyberonics, Inc. *	11,942	626

Cynosure, Inc., Class A *	4,156	110

DexCom, Inc. *	29,904	449

Endologix, Inc. *	24,254	335

EnteroMedics, Inc. *	10,740	39

Exactech, Inc. *	3,637	65

Female Health (The) Co.	8,142	58

Genomic Health, Inc. *	6,923	240

Globus Medical, Inc., Class A *	4,157	75

Greatbatch, Inc. *	10,455	254

Haemonetics Corp. *	10,943	878

Hanger, Inc. *	14,881	425

Hansen Medical, Inc. *	24,916	49

HeartWare International, Inc. *	6,138	580

ICU Medical, Inc. *	5,478	331

ImmunoCellular Therapeutics Ltd. *	16,874	47

Insulet Corp. *	20,793	449

Integra LifeSciences Holdings Corp. *	8,602	354

Invacare Corp.	14,263	202

IRIS International, Inc. *	6,743	132

Luminex Corp. *	18,256	355

MAKO Surgical Corp. *	16,016	279

Masimo Corp. *	21,665	524

Merge Healthcare, Inc. *	25,949	99

Meridian Bioscience, Inc.	18,072	347

Merit Medical Systems, Inc. *	18,570	277

Natus Medical, Inc. *	12,621	165

Navidea Biopharmaceuticals, Inc. *	41,977	115

NuVasive, Inc. *	18,837	432

NxStage Medical, Inc. *	21,662	286

OraSure Technologies, Inc. *	23,583	262

Orthofix International N.V. *	8,200	367

Palomar Medical Technologies, Inc. *	8,889	84

PhotoMedex, Inc. *	5,574	78

PSS World Medical, Inc. *	21,939	500

Quidel Corp. *	12,442	236

Rochester Medical Corp. *	4,468	53

Rockwell Medical, Inc. *	8,848	72

Solta Medical, Inc. *	26,524	83

Spectranetics Corp. *	14,665	216

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Healthcare – Products – 3.6% – continued

Staar Surgical Co. *	15,431	$117

STERIS Corp.	25,030	888

SurModics, Inc. *	6,817	138

Symmetry Medical, Inc. *	15,925	157

Tornier N.V. *	6,420	122

Unilife Corp. *	35,395	110

Utah Medical Products, Inc.	1,377	47

Vascular Solutions, Inc. *	7,367	109

Volcano Corp. *	23,144	661

West Pharmaceutical Services, Inc.	14,695	780

Wright Medical Group, Inc. *	17,181	380

Young Innovations, Inc.	2,468	96

Zeltiq Aesthetics, Inc. *	7,191	41
		19,286

Healthcare – Services – 1.7%

Acadia Healthcare Co., Inc. *	9,793	234

Air Methods Corp. *	5,576	666

Almost Family, Inc. *	3,459	74

Amedisys, Inc. *	12,809	177

Amsurg Corp. *	13,796	391

Assisted Living Concepts, Inc., Class A	8,459	65

Bio-Reference Labs, Inc. *	10,807	309

Capital Senior Living Corp. *	12,161	176

Centene Corp. *	22,395	838

Emeritus Corp. *	13,612	285

Ensign Group (The), Inc.	7,389	226

Five Star Quality Care, Inc. *	18,869	96

Gentiva Health Services, Inc. *	12,824	145

HealthSouth Corp. *	41,593	1,001

Healthways, Inc. *	14,693	172

IPC The Hospitalist Co., Inc. *	7,272	332

Kindred Healthcare, Inc. *	22,763	259

LHC Group, Inc. *	7,078	131

Magellan Health Services, Inc. *	11,883	613

Metropolitan Health Networks, Inc. *	18,761	175

Molina Healthcare, Inc. *	13,133	330

National Healthcare Corp.	4,707	225

Select Medical Holdings Corp. *	14,882	167

Skilled Healthcare Group, Inc., Class A *	8,614	55

Sun Healthcare Group, Inc. *	10,762	91

Sunrise Senior Living, Inc. *	24,741	353

Triple-S Management Corp., Class B *	8,392	175

U.S. Physical Therapy, Inc.	5,295	146

Universal American Corp. *	15,980	148

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Healthcare – Services – 1.7% – continued

Vanguard Health Systems, Inc. *	13,580	$168

WellCare Health Plans, Inc. *	18,754	1,061
		9,284

Holding Companies – Diversified – 0.1%

Harbinger Group, Inc. *	17,505	147

Horizon Pharma, Inc. *	8,948	31

Primoris Services Corp.	13,460	176

Resource America, Inc., Class A	5,103	35
		389

Home Builders – 0.6%

Beazer Homes USA, Inc. *	53,103	188

Cavco Industries, Inc. *	2,924	134

Hovnanian Enterprises, Inc., Class A *	42,358	147

KB Home	33,966	487

M/I Homes, Inc. *	8,302	161

MDC Holdings, Inc.	16,556	638

Meritage Homes Corp. *	13,261	504

Ryland Group (The), Inc.	19,363	581

Standard Pacific Corp. *	47,721	323

Winnebago Industries, Inc. *	12,825	162
		3,325

Home Furnishings – 0.5%

American Woodmark Corp. *	4,101	82

Bassett Furniture Industries, Inc.	4,737	59

DTS, Inc. *	8,096	188

Ethan Allen Interiors, Inc.	10,744	236

Flexsteel Industries, Inc.	1,884	39

Hooker Furniture Corp.	4,567	59

Kimball International, Inc., Class B	14,241	174

La-Z-Boy, Inc. *	22,294	326

Sealy Corp. *	23,198	51

Select Comfort Corp. *	24,675	779

Skullcandy, Inc. *	6,870	94

TiVo, Inc. *	54,280	566

Universal Electronics, Inc. *	6,836	120

VOXX International Corp. *	7,509	56
		2,829

Household Products/Wares – 0.5%

A.T. Cross Co., Class A *	4,553	45

ACCO Brands Corp. *	49,570	322

American Greetings Corp., Class A	15,633	263

Blyth, Inc.	4,628	120

Central Garden and Pet Co., Class A *	16,848	204

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Household Products/Wares – 0.5% – continued

CSS Industries, Inc.	4,186	$86

Helen of Troy Ltd. *	13,797	439

Prestige Brands Holdings, Inc. *	21,998	373

Spectrum Brands Holdings, Inc.	10,038	402

Tumi Holdings, Inc. *	9,169	216

WD-40 Co.	7,037	370
		2,840

Housewares – 0.0%

Libbey, Inc. *	8,771	138

Lifetime Brands, Inc.	4,190	50
		188

Insurance – 2.4%

Alterra Capital Holdings Ltd.	37,102	888

American Equity Investment Life Holding Co.	26,458	308

American Safety Insurance Holdings Ltd. *	4,081	76

AMERISAFE, Inc. *	8,132	221

Amtrust Financial Services, Inc.	11,791	302

Argo Group International Holdings Ltd.	11,327	367

Baldwin & Lyons, Inc., Class B	3,880	93

Citizens, Inc. *	17,175	180

CNO Financial Group, Inc.	91,774	886

Crawford & Co., Class B	10,418	52

Donegal Group, Inc., Class A	3,114	44

Eastern Insurance Holdings, Inc.	2,799	47

eHealth, Inc. *	8,566	161

EMC Insurance Group, Inc.	1,915	40

Employers Holdings, Inc.	13,718	251

Enstar Group Ltd. *	3,698	368

FBL Financial Group, Inc., Class A	4,327	144

First American Financial Corp.	46,109	999

Flagstone Reinsurance Holdings S.A.	22,796	196

Fortegra Financial Corp. *	2,841	22

Global Indemnity PLC *	5,239	115

Greenlight Capital Re Ltd., Class A *	12,378	306

Hallmark Financial Services, Inc. *	6,058	49

Hilltop Holdings, Inc. *	17,542	223

Homeowners Choice, Inc.	3,042	71

Horace Mann Educators Corp.	17,441	316

Independence Holding Co.	2,986	30

Infinity Property & Casualty Corp.	5,177	313

Investors Title Co.	525	34

Kansas City Life Insurance Co.	1,868	72

Maiden Holdings Ltd.	22,047	196

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Insurance – 2.4% – continued

Meadowbrook Insurance Group, Inc.	22,725	$175

MGIC Investment Corp. *	80,426	123

Montpelier Re Holdings Ltd.	21,792	482

National Interstate Corp.	2,632	68

National Western Life Insurance Co., Class A	927	133

Navigators Group (The), Inc. *	4,372	215

OneBeacon Insurance Group Ltd., Class A	9,718	131

Phoenix (The) Cos., Inc. *	2,661	82

Platinum Underwriters Holdings Ltd.	15,089	617

Presidential Life Corp.	9,531	133

Primerica, Inc.	20,357	583

Radian Group, Inc.	58,614	254

RLI Corp.	9,196	613

Safety Insurance Group, Inc.	5,657	260

SeaBright Holdings, Inc.	8,894	98

Selective Insurance Group, Inc.	23,938	455

State Auto Financial Corp.	6,738	110

Stewart Information Services Corp.	8,057	162

Symetra Financial Corp.	33,794	416

Tower Group, Inc.	15,341	297

United Fire Group, Inc.	8,999	226

Universal Insurance Holdings, Inc.	6,698	26
		13,029

Internet – 2.5%

1-800-Flowers.com, Inc., Class A *	10,412	39

Active Network (The), Inc. *	17,369	218

Ambient Corp. *	1,253	7

Ancestry.com, Inc. *	12,606	379

Angie’s List, Inc. *	15,121	160

Bankrate, Inc. *	20,166	314

Bazaarvoice, Inc. *	4,591	70

Blucora, Inc. *	17,657	314

Blue Nile, Inc. *	6,164	229

Boingo Wireless, Inc. *	6,712	53

Brightcove, Inc. *	2,320	27

BroadSoft, Inc. *	11,957	490

CafePress, Inc. *	1,938	18

Cogent Communications Group, Inc.	20,460	470

comScore, Inc. *	15,756	240

Constant Contact, Inc. *	13,468	234

DealerTrack Holdings, Inc. *	18,499	515

Dice Holdings, Inc. *	20,161	170

Envivio, Inc. *	3,276	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Internet – 2.5% – continued

ePlus, Inc. *	1,672	$66

ExactTarget, Inc. *	4,146	100

Global Sources Ltd. *	8,025	53

HealthStream, Inc. *	8,639	246

ICG Group, Inc. *	16,204	165

Internap Network Services Corp. *	23,977	169

IntraLinks Holdings, Inc. *	15,769	103

Ipass, Inc. *	22,009	48

Kayak Software Corp. *	1,518	54

Keynote Systems, Inc.	6,671	97

KIT Digital, Inc. *	24,071	72

Limelight Networks, Inc. *	24,710	58

Lionbridge Technologies, Inc. *	26,052	92

Liquidity Services, Inc. *	10,258	515

magicJack VocalTec Ltd. *	6,414	157

MeetMe, Inc. *	7,876	22

ModusLink Global Solutions, Inc. *	17,752	66

Move, Inc. *	16,916	146

NIC, Inc.	28,187	417

Nutrisystem, Inc.	12,051	127

OpenTable, Inc. *	9,885	411

Orbitz Worldwide, Inc. *	9,172	23

Overstock.com, Inc. *	5,536	57

PC-Tel, Inc.	7,789	55

Perficient, Inc. *	14,443	174

QuinStreet, Inc. *	13,881	116

ReachLocal, Inc. *	4,437	56

RealNetworks, Inc. *	9,504	79

Responsys, Inc. *	15,180	155

Saba Software, Inc. *	12,587	126

Safeguard Scientifics, Inc. *	8,824	138

Sapient Corp. *	53,642	572

Shutterfly, Inc. *	15,553	484

Sourcefire, Inc. *	12,855	630

Spark Networks, Inc. *	4,818	29

SPS Commerce, Inc. *	5,374	207

Stamps.com, Inc. *	6,018	139

support.com, Inc. *	21,419	91

Synacor, Inc. *	2,865	22

TechTarget, Inc. *	6,562	39

Towerstream Corp. *	20,177	82

Travelzoo, Inc. *	3,033	71

United Online, Inc.	40,402	223

Unwired Planet, Inc. *	36,978	71

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Internet – 2.5% – continued

US Auto Parts Network, Inc. *	6,919	$24

ValueClick, Inc. *	35,128	604

VASCO Data Security International, Inc. *	12,023	113

VirnetX Holding Corp. *	18,271	465

Vitacost.com, Inc. *	9,356	63

Vocus, Inc. *	8,764	176

Web.com Group, Inc. *	15,483	278

WebMD Health Corp. *	22,202	312

Websense, Inc. *	16,454	258

XO Group, Inc. *	11,499	96

Yelp, Inc. *	3,586	97

Zix Corp. *	25,742	74
		13,337

Investment Companies – 1.0%

Apollo Investment Corp.	88,247	695

Arlington Asset Investment Corp., Class A	4,776	114

BlackRock Kelso Capital Corp.	32,269	314

Capital Southwest Corp.	1,261	141

Fidus Investment Corp.	3,969	66

Fifth Street Finance Corp.	39,477	434

Firsthand Technology Value Fund, Inc. *	3,625	63

Gladstone Capital Corp.	9,414	82

Gladstone Investment Corp.	9,720	76

Golub Capital BDC, Inc.	6,021	96

GSV Capital Corp. *	8,212	71

Harris & Harris Group, Inc. *	13,969	53

Hercules Technology Growth Capital, Inc.	21,991	242

Home Loan Servicing Solutions Ltd.	12,579	205

KCAP Financial, Inc.	10,027	93

Main Street Capital Corp.	12,211	360

MCG Capital Corp.	32,860	152

Medallion Financial Corp.	7,613	90

MVC Capital, Inc.	10,419	133

New Mountain Finance Corp.	5,662	84

NGP Capital Resources Co.	9,149	68

PennantPark Investment Corp.	24,818	263

Prospect Capital Corp.	64,237	740

Solar Capital Ltd.	15,977	366

Solar Senior Capital Ltd.	4,008	72

TCP Capital Corp.	2,430	39

THL Credit, Inc.	5,017	70

TICC Capital Corp.	15,970	166

Triangle Capital Corp.	11,934	306
		5,654

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Iron/Steel – 0.1%

AK Steel Holding Corp.	48,871	$234

Metals USA Holdings Corp. *	5,135	69

Schnitzer Steel Industries, Inc., Class A	11,081	312

Shiloh Industries, Inc.	2,485	28

Universal Stainless & Alloy *	2,904	108
		751

Leisure Time – 0.6%

Arctic Cat, Inc. *	5,609	233

Black Diamond, Inc. *	8,909	78

Brunswick Corp.	38,819	878

Callaway Golf Co.	27,649	170

Interval Leisure Group, Inc.	16,994	322

Johnson Outdoors, Inc., Class A *	2,408	52

Life Time Fitness, Inc. *	18,628	852

Marine Products Corp.	4,396	26

Town Sports International Holdings, Inc. *	9,842	122

WMS Industries, Inc. *	24,078	394
		3,127

Lodging – 0.3%

Ameristar Casinos, Inc.	14,616	260

Boyd Gaming Corp. *	24,633	174

Caesars Entertainment Corp. *	15,743	107

Gaylord Entertainment Co. *	13,497	534

Marcus Corp.	8,325	92

Monarch Casino & Resort, Inc. *	3,921	34

Morgans Hotel Group Co. *	9,682	62

MTR Gaming Group, Inc. *	9,598	40

Orient-Express Hotels Ltd., Class A *	42,357	377

Red Lion Hotels Corp. *	6,315	40
		1,720

Machinery – Construction & Mining – 0.0%

Astec Industries, Inc. *	8,873	280

Machinery – Diversified – 1.5%

Alamo Group, Inc.	2,938	99

Albany International Corp., Class A	12,241	269

Altra Holdings, Inc.	11,751	214

Applied Industrial Technologies, Inc.	18,333	760

Briggs & Stratton Corp.	21,101	394

Cascade Corp.	4,063	222

Chart Industries, Inc. *	12,981	959

Cognex Corp.	18,600	643

Columbus McKinnon Corp. *	8,239	125

DXP Enterprises, Inc. *	3,742	179

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Machinery – Diversified – 1.5% – continued

Flow International Corp. *	20,268	$75

Global Power Equipment Group, Inc.	7,303	135

Gorman-Rupp (The) Co.	6,573	177

Hurco Cos., Inc. *	2,852	65

Intermec, Inc. *	26,462	164

Intevac, Inc. *	9,973	61

iRobot Corp. *	12,068	275

Kadant, Inc. *	4,963	115

Lindsay Corp.	5,546	399

Middleby Corp. *	8,140	941

NACCO Industries, Inc., Class A	2,417	303

Robbins & Myers, Inc.	16,744	998

Sauer-Danfoss, Inc.	5,039	203

Tennant Co.	8,087	346

Twin Disc, Inc.	3,912	70
		8,191

Media – 0.7%

Beasley Broadcasting Group, Inc., Class A *	1,882	9

Belo Corp., Class A	40,096	314

Central European Media Enterprises Ltd., Class A *	16,850	110

Courier Corp.	4,688	57

Crown Media Holdings, Inc., Class A *	14,826	25

Cumulus Media, Inc., Class A *	23,950	66

Daily Journal Corp. *	416	39

Demand Media, Inc. *	12,733	138

Dial Global, Inc. *	1,499	4

Digital Generation, Inc. *	11,529	131

Dolan (The) Co. *	12,573	68

E.W. Scripps (The) Co., Class A *	13,291	141

Entercom Communications Corp., Class A *	10,378	71

Entravision Communications Corp., Class A	18,339	25

Fisher Communications, Inc. *	3,933	145

Journal Communications, Inc., Class A *	18,222	95

LIN TV Corp., Class A *	14,366	63

Martha Stewart Living Omnimedia, Class A	11,920	37

McClatchy (The) Co., Class A *	24,987	56

Meredith Corp.	15,770	552

New York Times (The) Co., Class A *	59,201	578

Nexstar Broadcasting Group, Inc., Class A *	4,512	48

Outdoor Channel Holdings, Inc.	6,301	46

Saga Communications, Inc., Class A *	1,561	63

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Media – 0.7% – continued

Salem Communications Corp., Class A	4,304	$22

Scholastic Corp.	11,183	355

Sinclair Broadcast Group, Inc., Class A	21,628	242

Value Line, Inc.	300	3

World Wrestling Entertainment, Inc., Class A	12,362	99
		3,602

Metal Fabrication/Hardware – 0.8%

A.M. Castle & Co. *	7,062	88

Ampco-Pittsburgh Corp.	3,441	64

CIRCOR International, Inc.	7,689	290

Dynamic Materials Corp.	5,847	88

Eastern (The) Co.	2,637	49

Furmanite Corp. *	16,563	94

Haynes International, Inc.	5,270	275

Kaydon Corp.	14,102	315

L.B. Foster Co., Class A	3,872	125

Mueller Industries, Inc.	11,786	536

Mueller Water Products, Inc., Class A	69,241	339

NN, Inc. *	7,395	63

Northwest Pipe Co. *	4,271	105

Olympic Steel, Inc.	3,887	66

Omega Flex, Inc. *	1,470	16

RBC Bearings, Inc. *	9,657	465

Rexnord Corp. *	12,253	223

RTI International Metals, Inc. *	13,327	319

Sun Hydraulics Corp.	9,220	245

Worthington Industries, Inc.	22,722	492
		4,257

Mining – 1.1%

AMCOL International Corp.	11,058	375

Century Aluminum Co. *	21,899	157

Coeur d’Alene Mines Corp. *	39,087	1,127

General Moly, Inc. *	29,596	94

Globe Specialty Metals, Inc.	26,922	410

Gold Reserve, Inc. *	22,234	72

Gold Resource Corp.	13,242	284

Golden Minerals Co. *	12,760	67

Golden Star Resources Ltd. *	113,482	223

Hecla Mining Co.	124,215	814

Horsehead Holding Corp. *	19,503	182

Kaiser Aluminum Corp.	8,383	489

Materion Corp.	8,680	207

McEwen Mining, Inc. *	86,867	399

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Mining – 1.1% – continued

Midway Gold Corp. *	57,463	$94

Noranda Aluminum Holding Corp.	14,159	95

Paramount Gold and Silver Corp. *	55,468	147

Revett Minerals, Inc. *	11,337	40

Stillwater Mining Co. *	50,372	594

United States Antimony Corp. *	22,824	44

United States Lime & Minerals, Inc. *	734	35

Uranerz Energy Corp. *	27,518	45

Uranium Energy Corp. *	36,053	94

US Silica Holdings, Inc. *	4,741	64

Vista Gold Corp. *	24,695	90
		6,242

Miscellaneous Manufacturing – 2.0%

A.O. Smith Corp.	16,892	972

Actuant Corp., Class A	31,560	903

American Railcar Industries, Inc. *	4,273	121

AZZ, Inc.	11,065	420

Barnes Group, Inc.	23,580	590

Blount International, Inc. *	21,559	284

Ceradyne, Inc.	10,596	259

Chase Corp.	2,900	53

CLARCOR, Inc.	21,809	973

EnPro Industries, Inc. *	9,043	326

Fabrinet *	9,376	109

Federal Signal Corp. *	27,288	172

FreightCar America, Inc.	5,286	94

GP Strategies Corp. *	6,325	122

Handy & Harman Ltd. *	2,001	30

Hexcel Corp. *	43,257	1,039

Hillenbrand, Inc.	24,127	439

John Bean Technologies Corp.	12,624	206

Koppers Holdings, Inc.	9,154	320

LSB Industries, Inc. *	8,252	362

Lydall, Inc. *	7,641	108

Movado Group, Inc.	7,847	265

Myers Industries, Inc.	14,890	233

NL Industries, Inc.	2,645	30

Park-Ohio Holdings Corp. *	3,579	78

PMFG, Inc. *	9,198	74

Proto Labs, Inc. *	2,291	77

Raven Industries, Inc.	15,802	465

Smith & Wesson Holding Corp. *	28,739	316

Standex International Corp.	5,598	249

STR Holdings, Inc. *	12,282	38

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Miscellaneous Manufacturing – 2.0% – continued

Sturm Ruger & Co., Inc.	8,360	$414

Tredegar Corp.	10,378	184

Trimas Corp. *	14,180	342
		10,667

Multi-National – 0.0%

Banco Latinoamericano de Comercio Exterior S.A., Class E	12,495	276

Office Furnishings – 0.4%

Compx International, Inc.	903	14

Herman Miller, Inc.	25,389	494

HNI Corp.	19,808	505

Interface, Inc.	25,656	339

Knoll, Inc.	21,096	294

Steelcase, Inc., Class A	32,839	323
		1,969

Oil & Gas – 3.2%

Abraxas Petroleum Corp. *	36,092	83

Adams Resources & Energy, Inc.	894	27

Alon USA Energy, Inc.	3,966	54

Apco Oil and Gas International, Inc.	4,238	68

Approach Resources, Inc. *	14,430	435

Arabian American Development Co. *	8,487	83

Berry Petroleum Co., Class A	22,769	925

Bill Barrett Corp. *	20,933	519

Bonanza Creek Energy, Inc. *	4,511	106

BPZ Resources, Inc. *	46,243	132

Callon Petroleum Co. *	17,812	110

Carrizo Oil & Gas, Inc. *	17,246	431

Clayton Williams Energy, Inc. *	2,671	139

Comstock Resources, Inc. *	21,048	387

Contango Oil & Gas Co. *	5,607	276

Crimson Exploration, Inc. *	9,933	42

CVR Energy, Inc. *	7,168	263

Delek US Holdings, Inc.	7,228	184

Emerald Oil, Inc. *	20,921	17

Endeavour International Corp. *	20,262	196

Energy XXI Bermuda Ltd.	34,277	1,198

EPL Oil & Gas, Inc. *	11,907	242

Evolution Petroleum Corp. *	7,536	61

Forest Oil Corp. *	51,505	435

FX Energy, Inc. *	23,040	172

Gastar Exploration Ltd. *	24,626	41

Goodrich Petroleum Corp. *	11,547	146

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Oil & Gas – 3.2% – continued

Gulfport Energy Corp. *	24,209	$757

Halcon Resources Corp. *	48,564	356

Harvest Natural Resources, Inc. *	16,342	146

Hercules Offshore, Inc. *	69,835	341

Isramco, Inc. *	444	51

Kodiak Oil & Gas Corp. *	114,589	1,073

Magnum Hunter Resources Corp. *	65,007	289

Matador Resources Co. *	6,390	66

McMoRan Exploration Co. *	44,158	519

Midstates Petroleum Co., Inc. *	10,227	88

Miller Energy Resources, Inc. *	12,186	61

Northern Oil and Gas, Inc. *	27,647	470

Oasis Petroleum, Inc. *	34,714	1,023

Panhandle Oil and Gas, Inc., Class A	3,127	96

Parker Drilling Co. *	50,794	215

PDC Energy, Inc. *	13,098	414

Penn Virginia Corp.	19,488	121

Petroquest Energy, Inc. *	25,269	170

Quicksilver Resources, Inc. *	49,978	204

Resolute Energy Corp. *	20,533	182

Rex Energy Corp. *	19,144	256

Rosetta Resources, Inc. *	23,000	1,102

Sanchez Energy Corp. *	4,930	101

Stone Energy Corp. *	21,516	540

Swift Energy Co. *	18,718	391

Synergy Resources Corp. *	16,639	69

Triangle Petroleum Corp. *	19,072	137

Vaalco Energy, Inc. *	25,835	221

Vantage Drilling Co. *	81,459	150

Venoco, Inc. *	13,224	157

W&T Offshore, Inc.	15,040	282

Warren Resources, Inc. *	32,750	100

Western Refining, Inc.	24,902	652

ZaZa Energy Corp. *	10,557	31
		17,603

Oil & Gas Services – 1.6%

Basic Energy Services, Inc. *	13,125	147

Bolt Technology Corp.	3,626	52

C&J Energy Services, Inc. *	19,455	387

Cal Dive International, Inc. *	42,417	65

Dawson Geophysical Co. *	3,671	93

Dril-Quip, Inc. *	17,493	1,257

Edgen Group, Inc. *	6,352	49

Exterran Holdings, Inc. *	28,197	572

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Oil & Gas Services – 1.6% – continued

Flotek Industries, Inc. *	21,895	$277

Forbes Energy Services Ltd. *	6,267	22

Forum Energy Technologies, Inc. *	9,435	229

Global Geophysical Services, Inc. *	7,624	42

Gulf Island Fabrication, Inc.	6,480	181

Helix Energy Solutions Group, Inc. *	45,982	840

Hornbeck Offshore Services, Inc. *	15,352	563

ION Geophysical Corp. *	57,443	399

Key Energy Services, Inc. *	65,727	460

Lufkin Industries, Inc.	14,613	787

Matrix Service Co. *	11,223	119

Mitcham Industries, Inc. *	5,405	86

Natural Gas Services Group, Inc. *	5,213	78

Newpark Resources, Inc. *	39,651	294

OYO Geospace Corp. *	2,813	344

Pioneer Energy Services Corp. *	27,004	210

T.G.C. Industries, Inc. *	6,187	45

Targa Resources Corp.	12,606	635

Tesco Corp. *	13,142	140

TETRA Technologies, Inc. *	33,362	202

Thermon Group Holdings, Inc. *	6,245	156

Union Drilling, Inc. *	5,121	33

Willbros Group, Inc. *	16,953	91
		8,855

Packaging & Containers – 0.1%

AEP Industries, Inc. *	1,893	114

Graphic Packaging Holding Co. *	72,965	424

UFP Technologies, Inc. *	2,318	41
		579

Pharmaceuticals – 3.6%

Achillion Pharmaceuticals, Inc. *	25,789	268

Acura Pharmaceuticals, Inc. *	4,842	8

Akorn, Inc. *	24,933	330

Alkermes PLC *	53,258	1,105

Amicus Therapeutics, Inc. *	12,796	67

Ampio Pharmaceuticals, Inc. *	12,159	47

Anacor Pharmaceuticals, Inc. *	6,208	41

Anika Therapeutics, Inc. *	5,000	75

Antares Pharma, Inc. *	39,834	174

Array BioPharma, Inc. *	39,766	233

Auxilium Pharmaceuticals, Inc. *	21,068	515

AVANIR Pharmaceuticals, Inc., Class A *	57,663	185

BioDelivery Sciences International, Inc.*	9,027	57

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Pharmaceuticals – 3.6% – continued

BioScrip, Inc. *	18,678	$170

Biospecifics Technologies Corp. *	2,081	40

Cadence Pharmaceuticals, Inc. *	25,566	100

Cempra, Inc. *	2,000	15

ChemoCentryx, Inc. *	2,014	23

Clovis Oncology, Inc. *	5,806	119

Corcept Therapeutics, Inc. *	22,004	61

Cornerstone Therapeutics, Inc. *	4,005	21

Cumberland Pharmaceuticals, Inc. *	5,033	33

Cytori Therapeutics, Inc. *	22,600	100

Depomed, Inc. *	24,622	146

Derma Sciences, Inc. *	3,900	40

Durata Therapeutics, Inc. *	3,746	35

Dusa Pharmaceuticals, Inc. *	10,790	73

Dyax Corp. *	41,786	109

Endocyte, Inc. *	12,577	125

Furiex Pharmaceuticals, Inc. *	3,122	60

Hi-Tech Pharmacal Co., Inc. *	4,549	151

Idenix Pharmaceuticals, Inc. *	32,979	151

Impax Laboratories, Inc. *	29,163	757

Infinity Pharmaceuticals, Inc. *	8,265	195

Ironwood Pharmaceuticals, Inc. *	32,804	419

Isis Pharmaceuticals, Inc. *	43,613	614

Jazz Pharmaceuticals PLC *	18,062	1,030

Keryx Biopharmaceuticals, Inc. *	29,662	84

Lannett Co., Inc. *	5,839	28

MannKind Corp. *	47,872	138

MAP Pharmaceuticals, Inc. *	10,573	165

Medicis Pharmaceutical Corp., Class A	24,967	1,080

Natural Grocers by Vitamin Cottage, Inc. *	3,098	69

Nature’s Sunshine Products, Inc.	4,847	79

Nektar Therapeutics *	49,933	533

Neogen Corp. *	10,254	438

Neurocrine Biosciences, Inc. *	29,488	235

Nutraceutical International Corp. *	3,830	60

Obagi Medical Products, Inc. *	8,536	106

Omega Protein Corp. *	8,356	57

Opko Health, Inc. *	46,226	193

Optimer Pharmaceuticals, Inc. *	20,666	292

Orexigen Therapeutics, Inc. *	25,625	146

Osiris Therapeutics, Inc. *	7,476	83

Pacira Pharmaceuticals, Inc. *	7,832	136

Pain Therapeutics, Inc. *	17,855	90

Par Pharmaceutical Cos., Inc. *	15,976	798

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Pharmaceuticals – 3.6% – continued

Pernix Therapeutics Holdings *	3,860	$29

Pharmacyclics, Inc. *	23,668	1,527

PharMerica Corp. *	12,906	163

Pozen, Inc. *	11,870	79

Progenics Pharmaceuticals, Inc. *	13,198	38

Questcor Pharmaceuticals, Inc. *	23,386	433

Raptor Pharmaceutical Corp. *	20,981	117

Repros Therapeutics, Inc. *	6,295	96

Rigel Pharmaceuticals, Inc. *	31,362	321

Sagent Pharmaceuticals, Inc. *	3,984	64

Santarus, Inc. *	23,937	213

Schiff Nutrition International, Inc. *	5,681	137

Sciclone Pharmaceuticals, Inc. *	24,114	134

SIGA Technologies, Inc. *	16,034	51

Sucampo Pharmaceuticals, Inc., Class A *	4,606	23

Supernus Pharmaceuticals, Inc. *	1,961	23

Synageva BioPharma Corp. *	4,546	243

Synergy Pharmaceuticals, Inc. *	17,443	83

Synta Pharmaceuticals Corp. *	15,753	120

Synutra International, Inc. *	6,799	31

Targacept, Inc. *	12,498	61

Theravance, Inc. *	26,410	684

Threshold Pharmaceuticals, Inc. *	19,112	138

USANA Health Sciences, Inc. *	2,499	116

Vanda Pharmaceuticals, Inc. *	12,535	51

Ventrus Biosciences, Inc. *	5,303	19

ViroPharma, Inc. *	30,337	917

Vivus, Inc. *	43,382	773

XenoPort, Inc. *	15,182	174

Zogenix, Inc. *	23,932	64
		19,424

Pipelines – 0.2%

Crosstex Energy, Inc.	17,541	246

SemGroup Corp., Class A *	18,136	668
		914

Real Estate – 0.3%

AV Homes, Inc. *	4,145	61

Consolidated-Tomoka Land Co.	1,920	63

Forestar Group, Inc. *	15,040	251

HFF, Inc., Class A *	14,619	218

Kennedy-Wilson Holdings, Inc.	19,014	266

Sovran Self Storage, Inc.	12,582	728

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Real Estate – 0.3% – continued

Thomas Properties Group, Inc.	13,665	$79
		1,666

Real Estate Investment Trusts – 7.4%

Acadia Realty Trust	19,055	473

AG Mortgage Investment Trust, Inc.	9,865	238

Agree Realty Corp.	5,254	134

Alexander’s, Inc.	919	393

American Assets Trust, Inc.	14,445	387

American Capital Mortgage Investment Corp.	15,826	398

American Realty Capital Trust, Inc.	68,924	808

Anworth Mortgage Asset Corp.	59,896	407

Apollo Commercial Real Estate Finance, Inc.	7,419	129

Apollo Residential Mortgage, Inc.	10,772	237

Ares Commercial Real Estate Corp.	3,266	56

ARMOUR Residential REIT, Inc.	129,279	990

Ashford Hospitality Trust, Inc.	22,946	193

Associated Estates Realty Corp.	21,591	327

Campus Crest Communities, Inc.	16,943	183

CapLease, Inc.	29,894	155

Capstead Mortgage Corp.	40,586	548

Cedar Realty Trust, Inc.	25,503	135

Chatham Lodging Trust	6,366	88

Chesapeake Lodging Trust	17,182	341

Colonial Properties Trust	38,207	804

Colony Financial, Inc.	17,882	348

Coresite Realty Corp.	8,803	237

Cousins Properties, Inc.	40,492	322

CreXus Investment Corp.	29,484	319

CubeSmart	53,219	685

CYS Investments, Inc.	71,815	1,012

DCT Industrial Trust, Inc.	106,949	692

DiamondRock Hospitality Co.	81,641	786

DuPont Fabros Technology, Inc.	26,623	672

Dynex Capital, Inc.	24,063	259

EastGroup Properties, Inc.	12,357	657

Education Realty Trust, Inc.	49,104	535

Entertainment Properties Trust	20,347	904

Equity One, Inc.	23,827	502

Excel Trust, Inc.	14,297	163

FelCor Lodging Trust, Inc. *	54,863	260

First Industrial Realty Trust, Inc. *	42,648	560

First Potomac Realty Trust	22,503	290

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Real Estate Investment Trusts – 7.4% – continued

Franklin Street Properties Corp.	31,978	$354

Getty Realty Corp.	10,969	197

Gladstone Commercial Corp.	4,529	83

Glimcher Realty Trust	60,645	641

Government Properties Income Trust	16,243	380

Gramercy Capital Corp. *	19,395	58

Gyrodyne Co. of America, Inc. *	502	55

Healthcare Realty Trust, Inc.	33,830	780

Hersha Hospitality Trust	75,166	368

Highwoods Properties, Inc.	31,939	1,042

Hudson Pacific Properties, Inc.	15,801	292

Inland Real Estate Corp.	33,539	277

Invesco Mortgage Capital, Inc.	50,075	1,008

Investors Real Estate Trust	37,935	314

iStar Financial, Inc. *	37,364	309

Kite Realty Group Trust	24,399	124

LaSalle Hotel Properties	37,191	993

Lexington Realty Trust	51,608	499

LTC Properties, Inc.	13,274	423

Medical Properties Trust, Inc.	58,975	616

Mission West Properties, Inc.	7,657	67

Monmouth Real Estate Investment Corp., Class A	17,376	194

National Health Investors, Inc.	10,793	555

New York Mortgage Trust, Inc.	9,891	70

NorthStar Realty Finance Corp.	58,563	372

Omega Healthcare Investors, Inc.	45,813	1,041

One Liberty Properties, Inc.	5,284	99

Parkway Properties, Inc.	6,743	90

Pebblebrook Hotel Trust	24,927	583

Pennsylvania Real Estate Investment Trust	24,452	388

PennyMac Mortgage Investment Trust	25,596	598

Potlatch Corp.	17,619	658

PS Business Parks, Inc.	8,048	538

RAIT Financial Trust	22,211	117

Ramco-Gershenson Properties Trust	20,311	255

Redwood Trust, Inc.	34,454	498

Resource Capital Corp.	43,162	254

Retail Opportunity Investments Corp.	22,208	286

RLJ Lodging Trust	46,410	878

Rouse Properties, Inc.	9,416	135

Sabra Health Care REIT, Inc.	16,266	326

Saul Centers, Inc.	3,330	148

Select Income REIT	3,913	96

STAG Industrial, Inc.	13,522	220

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Real Estate Investment Trusts – 7.4% – continued

Starwood Property Trust, Inc.	50,481	$1,175

Strategic Hotels & Resorts, Inc. *	79,029	475

Summit Hotel Properties, Inc.	12,980	111

Sun Communities, Inc.	12,899	569

Sunstone Hotel Investors, Inc. *	59,442	654

Terreno Realty Corp.	6,216	98

Two Harbors Investment Corp.	120,864	1,420

UMH Properties, Inc.	5,597	67

Universal Health Realty Income Trust	5,051	232

Urstadt Biddle Properties, Inc., Class A	9,805	198

Washington Real Estate Investment Trust	28,839	773

Western Asset Mortgage Capital Corp.	3,394	75

Whitestone REIT	4,533	60

Winthrop Realty Trust	12,532	135
		39,948

Retail – 6.3%

Aeropostale, Inc. *	35,329	478

AFC Enterprises, Inc. *	10,567	260

America’s Car-Mart, Inc. *	3,529	160

ANN, Inc. *	21,215	800

Asbury Automotive Group, Inc. *	12,030	336

Barnes & Noble, Inc. *	12,062	154

bebe stores, Inc.	15,860	76

Big 5 Sporting Goods Corp.	7,046	70

Biglari Holdings, Inc. *	524	191

BJ’s Restaurants, Inc. *	10,689	485

Bloomin’ Brands, Inc. *	7,980	131

Bob Evans Farms, Inc.	12,738	498

Body Central Corp. *	6,845	72

Bon-Ton Stores (The), Inc.	6,139	58

Bravo Brio Restaurant Group, Inc. *	8,300	121

Brown Shoe Co., Inc.	18,906	303

Buckle (The), Inc.	12,083	549

Buffalo Wild Wings, Inc. *	8,072	692

Cabela’s, Inc. *	20,269	1,108

Caribou Coffee Co., Inc. *	8,963	123

Carrols Restaurant Group, Inc. *	6,791	39

Casey’s General Stores, Inc.	16,577	947

Cash America International, Inc.	12,754	492

Casual Male Retail Group, Inc. *	18,377	85

Cato (The) Corp., Class A	11,972	356

CEC Entertainment, Inc.	8,112	244

Cheesecake Factory (The), Inc.	23,452	838

Children’s Place Retail Stores (The), Inc. *	10,571	634

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Retail – 6.3% – continued

Chuy’s Holdings, Inc. *	2,910	$71

Citi Trends, Inc. *	6,547	82

Coinstar, Inc. *	13,616	612

Collective Brands, Inc. *	26,344	572

Conn’s, Inc. *	6,674	147

Cracker Barrel Old Country Store, Inc.	8,354	561

Del Frisco’s Restaurant Group, Inc. *	2,516	37

Denny’s Corp. *	42,299	205

Destination Maternity Corp.	5,654	106

DineEquity, Inc. *	6,691	375

Domino’s Pizza, Inc.	25,188	950

Einstein Noah Restaurant Group, Inc.	2,990	53

Express, Inc. *	38,973	578

Ezcorp, Inc., Class A *	20,858	478

Fiesta Restaurant Group, Inc. *	6,863	109

Fifth & Pacific Cos., Inc. *	47,312	605

Finish Line (The), Inc., Class A	22,209	505

First Cash Financial Services, Inc. *	12,454	573

Five Below, Inc. *	4,798	188

Francesca’s Holdings Corp. *	15,142	465

Fred’s, Inc., Class A	16,387	233

Frisch’s Restaurants, Inc.	1,321	26

Genesco, Inc. *	10,653	711

Gordmans Stores, Inc. *	3,591	66

Group 1 Automotive, Inc.	9,957	600

Haverty Furniture Cos., Inc.	8,648	120

hhgregg, Inc. *	6,584	45

Hibbett Sports, Inc. *	11,470	682

Hot Topic, Inc.	18,706	163

HSN, Inc.	16,463	808

Ignite Restaurant Group, Inc. *	2,813	39

Jack in the Box, Inc. *	19,274	542

Jamba, Inc. *	30,266	68

Jos. A. Bank Clothiers, Inc. *	12,153	589

Kirkland’s, Inc. *	6,027	60

Krispy Kreme Doughnuts, Inc. *	25,282	200

Lithia Motors, Inc., Class A	9,411	313

Luby’s, Inc. *	8,490	57

Lumber Liquidators Holdings, Inc. *	11,964	606

MarineMax, Inc. *	8,770	73

Mattress Firm Holding Corp. *	4,678	132

Men’s Wearhouse (The), Inc.	22,164	763

Nathan’s Famous, Inc. *	1,121	35

New York & Co., Inc. *	11,730	44

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Retail – 6.3% – continued

Office Depot, Inc. *	120,710	$309

OfficeMax, Inc.	37,934	296

Orchard Supply Hardware Stores Corp., Class A *	806	12

Pantry (The), Inc. *	9,984	145

Papa John’s International, Inc. *	7,728	413

PC Connection, Inc.	4,157	48

Penske Automotive Group, Inc.	18,477	556

Pep Boys-Manny, Moe & Jack (The)	22,934	233

Perfumania Holdings, Inc. *	2,148	15

PetMed Express, Inc.	9,441	95

Pier 1 Imports, Inc.	42,148	790

Pricesmart, Inc.	7,908	599

RadioShack Corp.	42,286	101

Red Robin Gourmet Burgers, Inc. *	6,246	203

Regis Corp.	25,113	462

Rite Aid Corp. *	288,889	338

Roundy’s, Inc.	8,814	53

Ruby Tuesday, Inc. *	28,393	206

rue21, Inc. *	6,945	216

Rush Enterprises, Inc., Class A *	14,726	284

Ruth’s Hospitality Group, Inc. *	15,970	102

Saks, Inc. *	47,658	491

Shoe Carnival, Inc.	6,093	143

Sonic Automotive, Inc., Class A	17,676	336

Sonic Corp. *	25,894	266

Stage Stores, Inc.	13,556	286

Stein Mart, Inc. *	11,476	98

Steinway Musical Instruments, Inc. *	2,950	72

Susser Holdings Corp. *	4,745	172

Systemax, Inc. *	4,705	56

Teavana Holdings, Inc. *	3,978	52

Texas Roadhouse, Inc.	27,110	464

Tilly’s, Inc., Class A *	3,898	71

Tuesday Morning Corp. *	19,013	125

Vera Bradley, Inc. *	8,576	205

Vitamin Shoppe, Inc. *	12,814	747

West Marine, Inc. *	6,556	70

Wet Seal (The), Inc., Class A *	38,622	122

Winmark Corp.	960	52

Zumiez, Inc. *	9,596	266
		34,117

Savings & Loans – 1.1%

Astoria Financial Corp.	38,062	376

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Savings & Loans – 1.1% – continued

Bank Mutual Corp.	20,115	$91

BankFinancial Corp.	8,916	78

Beneficial Mutual Bancorp, Inc. *	13,775	132

Berkshire Hills Bancorp, Inc.	9,860	226

BofI Holding, Inc. *	4,438	116

Brookline Bancorp, Inc.	31,006	273

BSB Bancorp, Inc. *	3,455	45

Cape Bancorp, Inc. *	5,106	48

Charter Financial Corp.	2,399	23

Clifton Savings Bancorp, Inc.	3,564	39

Dime Community Bancshares, Inc.	13,652	197

ESB Financial Corp.	4,713	66

ESSA Bancorp, Inc.	3,765	39

EverBank Financial Corp.	9,489	131

First Defiance Financial Corp.	4,254	73

First Federal Bancshares of Arkansas, Inc. *	1,471	14

First Financial Holdings, Inc.	7,019	91

First Financial Northwest, Inc. *	6,759	54

First Pactrust Bancorp, Inc.	5,070	63

Flushing Financial Corp.	13,352	211

Fox Chase Bancorp, Inc.	5,737	90

Heritage Financial Group, Inc.	3,635	48

Hingham Institution for Savings	537	35

Home Bancorp, Inc. *	2,865	52

Home Federal Bancorp, Inc.	6,882	78

HomeStreet, Inc. *	2,034	77

HomeTrust Bancshares, Inc. *	9,180	122

Investors Bancorp, Inc. *	19,442	355

Kaiser Federal Financial Group, Inc.	3,787	57

Kearny Financial Corp.	6,385	62

Meridian Interstate Bancorp, Inc. *	3,540	58

NASB Financial, Inc. *	1,778	44

Northfield Bancorp, Inc.	6,236	100

Northwest Bancshares, Inc.	42,698	522

OceanFirst Financial Corp.	6,317	93

Oritani Financial Corp.	19,954	300

Peoples Federal Bancshares, Inc.	2,530	44

Provident Financial Holdings, Inc.	4,071	58

Provident Financial Services, Inc.	26,358	416

Provident New York Bancorp	15,259	144

Rockville Financial, Inc.	12,488	153

Roma Financial Corp.	3,362	30

SI Financial Group, Inc.	4,441	52

Territorial Bancorp, Inc.	4,878	112

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Savings & Loans – 1.1% – continued

United Financial Bancorp, Inc.	6,472	$94

Waterstone Financial, Inc. *	3,096	16

Westfield Financial, Inc.	11,876	89

WSFS Financial Corp.	3,233	133
		5,820

Semiconductors – 3.1%

Aeroflex Holding Corp. *	8,201	54

Alpha & Omega Semiconductor Ltd. *	7,581	65

Amkor Technology, Inc. *	33,890	149

ANADIGICS, Inc. *	28,976	40

Applied Micro Circuits Corp. *	26,798	136

ATMI, Inc. *	14,185	263

AuthenTec, Inc. *	18,897	151

Axcelis Technologies, Inc. *	43,851	46

AXT, Inc. *	14,705	50

Brooks Automation, Inc.	28,466	229

Cabot Microelectronics Corp.	10,345	364

Cavium, Inc. *	21,624	721

Ceva, Inc. *	9,854	142

Cirrus Logic, Inc. *	28,044	1,077

Cohu, Inc.	10,452	98

Diodes, Inc. *	15,625	266

DSP Group, Inc. *	10,195	61

Emulex Corp. *	37,149	268

Entegris, Inc. *	59,732	486

Entropic Communications, Inc. *	39,130	228

Exar Corp. *	15,843	127

First Solar, Inc. *	26,203	580

FormFactor, Inc. *	21,279	119

FSI International, Inc. *	16,680	103

GSI Technology, Inc. *	9,326	46

GT Advanced Technologies, Inc. *	52,163	284

Hittite Microwave Corp. *	13,703	760

Inphi Corp. *	9,934	106

Integrated Device Technology, Inc. *	62,836	369

Integrated Silicon Solution, Inc. *	12,452	115

Intermolecular, Inc. *	5,882	42

International Rectifier Corp. *	30,055	502

Intersil Corp., Class A	55,580	486

IXYS Corp. *	10,432	103

Kopin Corp. *	29,620	111

Lattice Semiconductor Corp. *	51,798	198

LTX-Credence Corp. *	21,306	123

Mattson Technology, Inc. *	24,840	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Semiconductors – 3.1% – continued

MaxLinear, Inc., Class A *	9,375	$63

MEMC Electronic Materials, Inc. *	101,905	280

Micrel, Inc.	21,085	220

Microsemi Corp. *	38,556	774

Mindspeed Technologies, Inc. *	14,584	50

MIPS Technologies, Inc. *	20,324	150

MKS Instruments, Inc.	22,908	584

Monolithic Power Systems, Inc. *	13,439	265

MoSys, Inc. *	14,890	60

Nanometrics, Inc. *	9,978	138

OmniVision Technologies, Inc. *	22,961	320

Peregrine Semiconductor Corp. *	2,743	46

Pericom Semiconductor Corp. *	9,918	86

Photronics, Inc. *	25,679	138

PLX Technology, Inc. *	20,099	116

Power Integrations, Inc.	12,371	376

QLogic Corp. *	42,557	486

QuickLogic Corp. *	21,302	60

Rambus, Inc. *	49,050	272

Richardson Electronics Ltd.	6,474	77

Rubicon Technology, Inc. *	6,936	66

Rudolph Technologies, Inc. *	13,828	145

Semtech Corp. *	28,538	718

Sigma Designs, Inc. *	13,962	92

Silicon Image, Inc. *	35,872	165

Supertex, Inc. *	4,731	85

Tessera Technologies, Inc.	22,755	311

TriQuint Semiconductor, Inc. *	73,409	371

Ultra Clean Holdings *	10,073	58

Ultratech, Inc. *	11,442	359

Veeco Instruments, Inc. *	16,906	508

Volterra Semiconductor Corp. *	11,181	245
		16,776

Software – 4.1%

Accelrys, Inc. *	24,840	215

ACI Worldwide, Inc. *	17,305	731

Actuate Corp. *	20,893	147

Acxiom Corp. *	33,595	614

Advent Software, Inc. *	13,755	338

American Software, Inc., Class A	9,921	81

Aspen Technology, Inc. *	40,719	1,053

athenahealth, Inc. *	15,585	1,430

Audience, Inc. *	2,565	16

AVG Technologies N.V. *	3,204	31

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Software – 4.1% – continued

Avid Technology, Inc. *	12,939	$122

Blackbaud, Inc.	19,690	471

Bottomline Technologies, Inc. *	15,311	378

Callidus Software, Inc. *	14,717	72

CommVault Systems, Inc. *	19,434	1,141

Computer Programs & Systems, Inc.	4,764	265

Cornerstone OnDemand, Inc. *	14,701	451

CSG Systems International, Inc. *	14,802	333

Deltek, Inc. *	9,420	123

Demandware, Inc. *	2,778	88

Digi International, Inc. *	11,138	113

Digital River, Inc. *	15,970	266

Ebix, Inc.	12,217	288

Eloqua, Inc. *	4,013	79

Envestnet, Inc. *	8,807	103

EPAM Systems, Inc. *	2,063	39

EPIQ Systems, Inc.	13,771	185

Epocrates, Inc. *	7,868	92

Fair Isaac Corp.	14,926	661

FalconStor Software, Inc. *	14,414	34

Geeknet, Inc. *	2,087	40

Glu Mobile, Inc. *	22,963	106

Greenway Medical Technologies *	3,557	61

Guidance Software, Inc. *	5,998	67

Guidewire Software, Inc. *	8,629	268

Imperva, Inc. *	4,131	153

inContact, Inc. *	13,703	89

Infoblox, Inc. *	3,290	76

InnerWorkings, Inc. *	13,490	176

Innodata, Inc. *	9,414	38

Interactive Intelligence Group, Inc. *	6,581	198

JDA Software Group, Inc. *	18,455	586

Jive Software, Inc. *	6,877	108

Mantech International Corp., Class A	9,829	236

Market Leader, Inc. *	9,322	62

MedAssets, Inc. *	25,392	452

Medidata Solutions, Inc. *	9,718	403

Mediware Information Systems *	1,456	32

MicroStrategy, Inc., Class A *	3,709	497

Monotype Imaging Holdings, Inc.	16,181	252

Omnicell, Inc. *	14,403	200

Opnet Technologies, Inc.	6,348	216

Parametric Technology Corp. *	52,007	1,134

PDF Solutions, Inc. *	10,230	140

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Software – 4.1% – continued

Pegasystems, Inc.	7,669	$223

Pervasive Software, Inc. *	5,576	48

Progress Software Corp. *	27,386	586

Proofpoint, Inc. *	2,677	40

PROS Holdings, Inc. *	9,273	177

QAD, Inc., Class A	2,801	38

QLIK Technologies, Inc. *	37,127	832

Quality Systems, Inc.	17,338	322

RealPage, Inc. *	15,622	353

Rosetta Stone, Inc. *	4,468	57

Sapiens International Corp. N.V. *	5,785	21

Schawk, Inc.	4,978	65

SciQuest, Inc. *	7,571	138

Seachange International, Inc. *	12,097	95

SS&C Technologies Holdings, Inc. *	14,823	374

Synchronoss Technologies, Inc. *	12,205	279

SYNNEX Corp. *	11,465	373

Take-Two Interactive Software, Inc. *	34,302	358

Tangoe, Inc. *	13,173	173

Tyler Technologies, Inc. *	13,144	579

Ultimate Software Group, Inc. *	11,573	1,182

Verint Systems, Inc. *	9,613	264
		22,127

Storage/Warehousing – 0.1%

Mobile Mini, Inc. *	16,824	281

Wesco Aircraft Holdings, Inc. *	7,498	103
		384

Telecommunications – 3.0%

8x8, Inc. *	30,029	197

ADTRAN, Inc.	27,750	479

Anaren, Inc. *	6,435	129

Anixter International, Inc.	12,232	703

Arris Group, Inc. *	49,222	630

Aruba Networks, Inc. *	48,629	1,093

Atlantic Tele-Network, Inc.	3,959	170

Aviat Networks, Inc. *	26,975	64

Aware, Inc.	4,856	31

Black Box Corp.	7,472	191

CalAmp Corp. *	12,180	100

Calix, Inc. *	16,400	105

Cbeyond, Inc. *	11,977	118

Ciena Corp. *	43,093	586

Cincinnati Bell, Inc. *	86,828	495

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Telecommunications – 3.0% – continued

Comtech Telecommunications Corp.	8,058	$223

Comverse Technology, Inc. *	95,336	586

Consolidated Communications Holdings, Inc.	17,642	303

DigitalGlobe, Inc. *	15,933	325

EarthLink, Inc.	46,488	331

Extreme Networks, Inc. *	39,966	133

Fairpoint Communications, Inc. *	9,525	72

Finisar Corp. *	39,736	568

General Communication, Inc., Class A *	16,118	158

GeoEye, Inc. *	6,428	170

Globecomm Systems, Inc. *	9,777	109

Harmonic, Inc. *	52,476	238

Hawaiian Telcom Holdco, Inc. *	4,344	77

HickoryTech Corp.	5,685	60

IDT Corp., Class B	6,219	64

Infinera Corp. *	48,373	265

InterDigital, Inc.	19,314	720

Iridium Communications, Inc. *	21,114	155

Ixia *	18,584	299

KVH Industries, Inc. *	6,568	89

Leap Wireless International, Inc. *	24,281	166

LogMeIn, Inc. *	9,378	210

Loral Space & Communications, Inc.	4,804	342

Lumos Networks Corp.	6,224	49

Neonode, Inc. *	9,551	36

NeoPhotonics Corp. *	8,286	48

NETGEAR, Inc. *	16,529	630

Neutral Tandem, Inc. *	11,934	112

NTELOS Holdings Corp.	6,501	113

Numerex Corp., Class A *	4,440	50

Oclaro, Inc. *	32,051	86

Oplink Communications, Inc. *	8,091	134

ORBCOMM, Inc. *	16,080	60

Parkervision, Inc. *	32,230	75

Plantronics, Inc.	18,504	654

Preformed Line Products Co.	1,100	60

Premiere Global Services, Inc. *	21,650	202

Primus Telecommunications Group, Inc.	5,144	79

Procera Networks, Inc. *	8,253	194

RF Micro Devices, Inc. *	120,981	478

RigNet, Inc. *	5,224	97

Shenandoah Telecommunications Co.	10,509	185

ShoreTel, Inc. *	20,725	85

Sonus Networks, Inc. *	94,143	177

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Telecommunications – 3.0% – continued

Sycamore Networks, Inc. *	8,694	$134

Symmetricom, Inc. *	18,786	131

TeleNav, Inc. *	7,857	47

Tellabs, Inc.	159,720	565

Telular Corp.	7,003	69

Tessco Technologies, Inc.	2,283	48

Ubiquiti Networks, Inc. *	4,458	53

USA Mobility, Inc.	9,344	111

ViaSat, Inc. *	16,353	611

Vonage Holdings Corp. *	67,632	154

Westell Technologies, Inc., Class A *	20,435	44
		16,325

Textiles – 0.1%

Culp, Inc.	3,669	43

G&K Services, Inc., Class A	8,325	261

UniFirst Corp.	6,318	422
		726

Toys, Games & Hobbies – 0.1%

JAKKS Pacific, Inc.	11,143	163

LeapFrog Enterprises, Inc. *	22,321	201
		364

Transportation – 1.7%

Air Transport Services Group, Inc. *	23,123	102

Arkansas Best Corp.	11,079	88

Atlas Air Worldwide Holdings, Inc. *	11,498	594

Bristow Group, Inc.	15,602	789

CAI International, Inc. *	5,467	112

Celadon Group, Inc.	8,693	140

Echo Global Logistics, Inc. *	6,268	108

Forward Air Corp.	12,707	386

Frontline Ltd.	21,318	82

GasLog Ltd. *	9,997	116

Genco Shipping & Trading Ltd. *	14,160	52

Genesee & Wyoming, Inc., Class A *	19,235	1,286

Gulfmark Offshore, Inc., Class A *	11,695	386

Heartland Express, Inc.	21,103	282

Hub Group, Inc., Class A *	16,174	480

International Shipholding Corp.	2,397	40

Knight Transportation, Inc.	25,281	362

Knightsbridge Tankers Ltd.	10,665	70

Marten Transport Ltd.	7,021	123

Nordic American Tankers Ltd.	23,309	235

Old Dominion Freight Line, Inc. *	30,980	934

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.5% – continued

Transportation – 1.7% – continued

Overseas Shipholding Group, Inc.	10,473	$69

Pacer International, Inc. *	14,652	58

Patriot Transportation Holding, Inc. *	2,699	75

PHI, Inc. (Non Voting) *	5,542	174

Quality Distribution, Inc. *	9,078	84

RailAmerica, Inc. *	8,398	231

Rand Logistics, Inc. *	7,472	56

Roadrunner Transportation Systems, Inc. *	5,442	88

Saia, Inc. *	7,008	141

Scorpio Tankers, Inc. *	16,031	96

Ship Finance International Ltd.	19,896	313

Swift Transportation Co. *	34,743	300

Teekay Tankers Ltd., Class A	26,809	100

Universal Truckload Services, Inc.	2,412	39

Werner Enterprises, Inc.	19,246	411

XPO Logistics, Inc. *	7,489	92
		9,094

Trucking & Leasing – 0.2%

Amerco, Inc.	3,791	403

Greenbrier Cos., Inc. *	9,713	157

TAL International Group, Inc.	12,710	432

Textainer Group Holdings Ltd.	5,230	160

Willis Lease Finance Corp. *	2,340	29
		1,181

Water – 0.3%

American States Water Co.	8,267	367

Artesian Resources Corp., Class A	3,420	79

California Water Service Group	18,642	348

Connecticut Water Service, Inc.	3,736	119

Consolidated Water Co. Ltd.	6,542	54

Middlesex Water Co.	6,551	126

PICO Holdings, Inc. *	10,072	230

SJW Corp.	5,868	149

York Water Co.	5,634	103
		1,575
Total Common Stocks
(Cost $455,015)		523,503

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	800	$–

Escrow Gerber Scientific, Inc. *	8,824	–
Total Other
(Cost $–)		–

RIGHTS – 0.0%

Banks – 0.0%

Hampton Roads Bankshares, Inc. *	3,434	5

Savings & Loans – 0.0%

CSF Holdings, Inc. †*	4,212	–
Total Rights
(Cost $29)		5

	NUMBER OF WARRANTS	VALUE (000s)

WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50 *	3,855	$–
Total Warrants
(Cost $ –)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	17,540,856	$17,541
Total Investment Companies
(Cost $17,541)		17,541

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.14%, 11/1/12 (4)	$2,160	$2,160
Total Short-Term Investments
(Cost $2,160)		2,160

Total Investments – 100.1%
(Cost $474,745)		543,209

Liabilities less Other Assets – (0.1)%		(692)
NET ASSETS – 100.0%		$542,517

(1)	Security listed as escrow is considered to be worthless.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,877,000 with net purchases of approximately $6,664,000 during the six months ended September 30, 2012.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Level 3 asset that is worthless, bankrupt or has been delisted.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	236	$19,692	Long	12/12	$(186)

At September 30, 2012, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	3.6
Energy	6.1
Financials	21.8
Health Care	13.4
Industrials	14.7

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Information Technology	17.0
Materials	5.0
Telecommunication Services	0.8
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Cap Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$523,503	(1)	$ –	$–	$523,503
Rights	–		5	–	5
Investment Companies	17,541		–	–	17,541
Short-Term Investments	–		2,160	–	2,160
Total Investments	$541,044		$2,165	$–	$543,209

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(186)		$ –	$–	$(186)

(1)	Classifications as defined in the Statement of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Advertising – 0.1%

Interpublic Group of (The) Cos., Inc.	118,025	$1,312

Omnicom Group, Inc.	71,308	3,677
		4,989

Aerospace/Defense – 1.6%

Boeing (The) Co.	180,671	12,579

General Dynamics Corp.	88,676	5,863

L-3 Communications Holdings, Inc.	25,421	1,823

Lockheed Martin Corp.	71,803	6,705

Northrop Grumman Corp.	66,119	4,392

Raytheon Co.	88,895	5,081

Rockwell Collins, Inc.	37,888	2,033

United Technologies Corp.	223,696	17,513
		55,989

Agriculture – 2.0%

Altria Group, Inc.	541,367	18,076

Archer-Daniels-Midland Co.	176,588	4,800

Lorillard, Inc.	34,808	4,053

Philip Morris International, Inc.	449,555	40,433

Reynolds American, Inc.	88,579	3,839
		71,201

Airlines – 0.1%

Southwest Airlines Co.	198,054	1,737

Apparel – 0.6%

Coach, Inc.	76,858	4,306

NIKE, Inc., Class B	98,035	9,304

Ralph Lauren Corp.	16,272	2,461

VF Corp.	23,450	3,737
		19,808

Auto Manufacturers – 0.4%

Ford Motor Co.	1,019,372	10,051

PACCAR, Inc.	93,295	3,734
		13,785

Auto Parts & Equipment – 0.2%

BorgWarner, Inc. *	29,988	2,072

Goodyear Tire & Rubber (The) Co. *	65,423	798

Johnson Controls, Inc.	183,057	5,016
		7,886

Banks – 6.7%

Bank of America Corp.	2,872,983	25,368

Bank of New York Mellon (The) Corp.	316,794	7,166

BB&T Corp.	186,873	6,197

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Banks – 6.7% – continued

Capital One Financial Corp.	155,532	$8,867

Citigroup, Inc.	781,767	25,579

Comerica, Inc.	51,453	1,598

Fifth Third Bancorp	246,967	3,831

First Horizon National Corp.	67,769	653

First Horizon National Corp. – (Fractional Shares) *	204,131	–

Goldman Sachs Group (The), Inc.	120,066	13,649

Huntington Bancshares, Inc.	223,227	1,540

JPMorgan Chase & Co.	1,012,745	40,996

KeyCorp	246,501	2,154

M&T Bank Corp.	31,998	3,045

Morgan Stanley	368,572	6,170

Northern Trust Corp. (1)(2)	58,331	2,707

PNC Financial Services Group, Inc.	141,193	8,909

Regions Financial Corp.	382,409	2,757

State Street Corp.	127,546	5,352

SunTrust Banks, Inc.	144,970	4,098

U.S. Bancorp	504,707	17,312

Wells Fargo & Co.	1,309,370	45,213

Zions Bancorporation	47,314	977
		234,138

Beverages – 2.4%

Beam, Inc.	41,566	2,392

Brown-Forman Corp., Class B	40,639	2,652

Coca-Cola (The) Co.	1,032,514	39,163

Coca-Cola Enterprises, Inc.	74,001	2,314

Constellation Brands, Inc., Class A *	39,257	1,270

Dr Pepper Snapple Group, Inc.	55,581	2,475

Molson Coors Brewing Co., Class B	41,468	1,868

Monster Beverage Corp. *	40,153	2,175

PepsiCo, Inc.	415,076	29,375
		83,684

Biotechnology – 1.6%

Alexion Pharmaceuticals, Inc. *	51,477	5,889

Amgen, Inc.	204,910	17,278

Biogen Idec, Inc. *	62,830	9,376

Celgene Corp. *	115,466	8,822

Gilead Sciences, Inc. *	201,662	13,376

Life Technologies Corp. *	46,163	2,256
		56,997

Building Materials – 0.0%

Masco Corp.	97,762	1,471

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Chemicals – 2.3%

Air Products & Chemicals, Inc.	56,921	$4,707

Airgas, Inc.	17,939	1,476

CF Industries Holdings, Inc.	16,662	3,703

Dow Chemical (The) Co.	319,706	9,259

E.I. du Pont de Nemours & Co.	247,354	12,434

Eastman Chemical Co.	40,007	2,281

Ecolab, Inc.	70,623	4,577

FMC Corp.	37,217	2,061

International Flavors & Fragrances, Inc.	21,492	1,280

LyondellBasell Industries N.V., Class A	90,351	4,668

Monsanto Co.	142,141	12,938

Mosaic (The) Co.	73,998	4,263

PPG Industries, Inc.	40,653	4,669

Praxair, Inc.	79,956	8,306

Sherwin-Williams (The) Co.	22,597	3,365

Sigma-Aldrich Corp.	31,584	2,273
		82,260

Coal – 0.1%

Alpha Natural Resources, Inc. *	58,350	383

CONSOL Energy, Inc.	59,374	1,784

Peabody Energy Corp.	71,190	1,587
		3,754

Commercial Services – 1.1%

Apollo Group, Inc., Class A *	26,405	767

Automatic Data Processing, Inc.	129,818	7,615

Equifax, Inc.	31,738	1,478

H&R Block, Inc.	71,809	1,245

Iron Mountain, Inc.	40,432	1,379

Mastercard, Inc., Class A	28,601	12,913

Moody’s Corp.	52,346	2,312

Paychex, Inc.	87,286	2,906

Quanta Services, Inc. *	56,084	1,385

R.R. Donnelley & Sons Co.	47,889	508

Robert Half International, Inc.	37,671	1,003

SAIC, Inc.	73,620	886

Total System Services, Inc.	42,566	1,009

Western Union (The) Co.	159,462	2,906
		38,312

Computers – 8.2%

Accenture PLC, Class A	169,033	11,837

Apple, Inc.	249,942	166,776

Cognizant Technology Solutions Corp., Class A *	79,580	5,564

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Computers – 8.2% – continued

Computer Sciences Corp.	41,425	$1,334

Dell, Inc.	389,276	3,838

EMC Corp. *	559,828	15,267

Hewlett-Packard Co.	521,807	8,902

International Business Machines Corp.	286,394	59,413

NetApp, Inc. *	97,658	3,211

SanDisk Corp. *	63,385	2,753

Seagate Technology PLC	94,444	2,928

Teradata Corp. *	44,465	3,353

Western Digital Corp.	58,564	2,269
		287,445

Cosmetics/Personal Care – 2.0%

Avon Products, Inc.	112,637	1,796

Colgate-Palmolive Co.	119,093	12,769

Estee Lauder (The) Cos., Inc., Class A	64,164	3,951

Procter & Gamble (The) Co.	734,329	50,933
		69,449

Distribution/Wholesale – 0.3%

Fastenal Co.	72,097	3,099

Fossil, Inc. *	14,654	1,241

Genuine Parts Co.	40,745	2,487

W.W. Grainger, Inc.	15,924	3,318
		10,145

Diversified Financial Services – 2.2%

American Express Co.	262,023	14,899

Ameriprise Financial, Inc.	56,755	3,217

BlackRock, Inc.	34,018	6,065

Charles Schwab (The) Corp.	292,394	3,740

CME Group, Inc.	81,425	4,666

Discover Financial Services	138,485	5,502

E *TRADE Financial Corp. *	63,460	559

Federated Investors, Inc., Class B	25,056	518

Franklin Resources, Inc.	37,115	4,642

IntercontinentalExchange, Inc. *	19,717	2,630

Invesco Ltd.	118,295	2,956

Legg Mason, Inc.	33,627	830

NASDAQ OMX Group (The), Inc.	31,673	738

NYSE Euronext	66,530	1,640

SLM Corp.	127,859	2,010

T. Rowe Price Group, Inc.	67,033	4,243

Visa, Inc., Class A	139,295	18,705
		77,560

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Electric – 3.1%

AES (The) Corp. *	168,043	$1,843

Ameren Corp.	63,583	2,077

American Electric Power Co., Inc.	128,756	5,658

CMS Energy Corp.	72,179	1,700

Consolidated Edison, Inc.	78,360	4,693

Dominion Resources, Inc.	152,994	8,099

DTE Energy Co.	46,157	2,767

Duke Energy Corp.	187,629	12,158

Edison International	87,519	3,999

Entergy Corp.	47,881	3,318

Exelon Corp.	228,193	8,119

FirstEnergy Corp.	111,833	4,932

Integrys Energy Group, Inc.	20,714	1,081

NextEra Energy, Inc.	112,122	7,886

Northeast Utilities	84,833	3,243

NRG Energy, Inc.	61,134	1,308

Pepco Holdings, Inc.	59,998	1,134

PG&E Corp.	114,198	4,873

Pinnacle West Capital Corp.	28,767	1,519

PPL Corp.	155,390	4,514

Public Service Enterprise Group, Inc.	135,473	4,359

SCANA Corp.	33,998	1,641

Southern (The) Co.	232,223	10,703

TECO Energy, Inc.	51,414	912

Wisconsin Energy Corp.	60,500	2,279

Xcel Energy, Inc.	131,243	3,637
		108,452

Electrical Components & Equipment – 0.3%

Emerson Electric Co.	194,034	9,366

Molex, Inc.	35,004	920
		10,286

Electronics – 1.1%

Agilent Technologies, Inc.	93,285	3,587

Amphenol Corp., Class A	42,604	2,509

FLIR Systems, Inc.	41,024	819

Honeywell International, Inc.	207,930	12,424

Jabil Circuit, Inc.	51,291	960

PerkinElmer, Inc.	30,378	895

TE Connectivity Ltd.	115,014	3,912

Thermo Fisher Scientific, Inc.	97,544	5,738

Tyco International Ltd.	123,233	6,933

Waters Corp. *	23,265	1,939
		39,716

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Engineering & Construction – 0.1%

Fluor Corp.	44,248	$2,490

Jacobs Engineering Group, Inc. *	33,557	1,357
		3,847

Entertainment – 0.0%

International Game Technology	67,865	888

Environmental Control – 0.2%

Republic Services, Inc.	78,714	2,165

Stericycle, Inc. *	23,193	2,100

Waste Management, Inc.	116,805	3,747
		8,012

Food – 1.8%

Campbell Soup Co.	48,996	1,706

ConAgra Foods, Inc.	108,233	2,986

Dean Foods Co. *	48,511	793

General Mills, Inc.	172,824	6,887

H.J. Heinz Co.	85,656	4,792

Hershey (The) Co.	40,129	2,845

Hormel Foods Corp.	35,314	1,033

J.M. Smucker (The) Co.	29,653	2,560

Kellogg Co.	66,391	3,430

Kraft Foods, Inc., Class A	473,256	19,569

Kroger (The) Co.	147,095	3,463

McCormick & Co., Inc. (Non Voting)	34,617	2,148

Safeway, Inc.	62,578	1,007

Sysco Corp.	156,321	4,888

Tyson Foods, Inc., Class A	74,997	1,201

Whole Foods Market, Inc.	45,782	4,459
		63,767

Forest Products & Paper – 0.2%

International Paper Co.	117,363	4,263

MeadWestvaco Corp.	45,364	1,388
		5,651

Gas – 0.3%

AGL Resources, Inc.	32,496	1,329

CenterPoint Energy, Inc.	116,355	2,478

NiSource, Inc.	74,441	1,897

Sempra Energy	59,892	3,863
		9,567

Hand/Machine Tools – 0.1%

Snap-on, Inc.	14,967	1,076

Stanley Black & Decker, Inc.	45,128	3,441
		4,517

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Healthcare – Products – 1.8%

Baxter International, Inc.	146,047	$8,801

Becton, Dickinson and Co.	53,226	4,181

Boston Scientific Corp. *	370,686	2,128

C.R. Bard, Inc.	20,787	2,175

CareFusion Corp. *	58,545	1,662

Covidien PLC	127,958	7,603

DENTSPLY International, Inc.	37,604	1,434

Edwards Lifesciences Corp. *	30,851	3,313

Hospira, Inc. *	43,016	1,412

Intuitive Surgical, Inc. *	10,654	5,281

Medtronic, Inc.	271,867	11,723

Patterson Cos., Inc.	23,696	811

St. Jude Medical, Inc.	84,612	3,565

Stryker Corp.	77,189	4,296

Varian Medical Systems, Inc. *	29,561	1,783

Zimmer Holdings, Inc.	47,218	3,193
		63,361

Healthcare – Services – 1.1%

Aetna, Inc.	87,870	3,480

Cigna Corp.	77,409	3,651

Coventry Health Care, Inc.	34,970	1,458

DaVita, Inc. *	22,718	2,354

Humana, Inc.	42,900	3,009

Laboratory Corp. of America Holdings *	25,227	2,333

Quest Diagnostics, Inc.	43,054	2,731

Tenet Healthcare Corp. *	108,918	683

UnitedHealth Group, Inc.	275,395	15,259

WellPoint, Inc.	86,618	5,025
		39,983

Holding Companies – Diversified – 0.0%

Leucadia National Corp.	51,614	1,174

Home Builders – 0.1%

D.R. Horton, Inc.	76,310	1,575

Lennar Corp., Class A	43,106	1,499

PulteGroup, Inc. *	91,250	1,414
		4,488

Home Furnishings – 0.1%

Harman International Industries, Inc.	17,024	786

Whirlpool Corp.	20,412	1,692
		2,478

Household Products/Wares – 0.4%

Avery Dennison Corp.	26,570	846

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Household Products/Wares – 0.4% – continued

Clorox (The) Co.	34,042	$2,453

Kimberly-Clark Corp.	105,449	9,045
		12,344

Housewares – 0.0%

Newell Rubbermaid, Inc.	75,116	1,434

Insurance – 3.7%

ACE Ltd.	90,237	6,822

Aflac, Inc.	124,406	5,957

Allstate (The) Corp.	128,682	5,097

American International Group, Inc. *	311,046	10,199

American International Group, Inc. - (Fractional Shares) *	11,638	–

Aon PLC	85,228	4,457

Assurant, Inc.	21,842	815

Berkshire Hathaway, Inc., Class B *	488,811	43,113

Chubb (The) Corp.	70,820	5,402

Cincinnati Financial Corp.	38,602	1,463

Genworth Financial, Inc., Class A *	131,214	686

Hartford Financial Services Group, Inc.	115,085	2,237

Lincoln National Corp.	73,697	1,783

Loews Corp.	83,620	3,450

Marsh & McLennan Cos., Inc.	146,413	4,968

MetLife, Inc.	283,672	9,775

Principal Financial Group, Inc.	74,144	1,997

Progressive (The) Corp.	149,263	3,096

Prudential Financial, Inc.	124,523	6,788

Torchmark Corp.	25,626	1,316

Travelers (The) Cos., Inc.	103,476	7,063

Unum Group	74,992	1,441

XL Group PLC	81,929	1,969
		129,894

Internet – 3.3%

Amazon.com, Inc. *	96,410	24,519

eBay, Inc. *	309,212	14,969

Expedia, Inc.	25,455	1,472

F5 Networks, Inc. *	20,692	2,166

Google, Inc., Class A *	70,617	53,281

Netflix, Inc. *	14,335	780

priceline.com, Inc. *	13,317	8,240

Symantec Corp. *	187,180	3,369

TripAdvisor, Inc. *	29,183	961

VeriSign, Inc. *	41,765	2,034

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Internet – 3.3% – continued

Yahoo!, Inc. *	278,027	$4,442
		116,233

Iron/Steel – 0.2%

Allegheny Technologies, Inc.	28,694	915

Cliffs Natural Resources, Inc.	37,110	1,452

Nucor Corp.	85,704	3,279

United States Steel Corp.	37,004	706
		6,352

Leisure Time – 0.2%

Carnival Corp.	118,406	4,315

Harley-Davidson, Inc.	60,742	2,573
		6,888

Lodging – 0.3%

Marriott International, Inc., Class A	67,314	2,632

Marriott International, Inc., Class A – (Fractional Shares) *	79,497	–

Starwood Hotels & Resorts Worldwide, Inc.	53,021	3,073

Wyndham Worldwide Corp.	38,191	2,004

Wynn Resorts Ltd.	20,758	2,397
		10,106

Machinery – Construction & Mining – 0.5%

Caterpillar, Inc.	174,397	15,005

Joy Global, Inc.	27,636	1,549
		16,554

Machinery – Diversified – 0.6%

Cummins, Inc.	47,445	4,375

Deere & Co.	104,276	8,602

Flowserve Corp.	13,401	1,712

Rockwell Automation, Inc.	37,216	2,588

Roper Industries, Inc.	26,265	2,886

Xylem, Inc.	48,993	1,232
		21,395

Media – 3.3%

Cablevision Systems Corp., Class A (Registered)	57,188	906

CBS Corp., Class B (Non Voting)	158,569	5,761

Comcast Corp., Class A	712,973	25,503

DIRECTV *	167,336	8,778

Discovery Communications, Inc., Class A *	66,536	3,968

Gannett Co., Inc.	59,693	1,060

McGraw-Hill (The) Cos., Inc.	74,519	4,068

News Corp., Class A	542,621	13,310

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Media – 3.3% – continued

Scripps Networks Interactive, Inc., Class A	22,612	$1,385

Time Warner Cable, Inc.	82,054	7,800

Time Warner, Inc.	253,808	11,505

Viacom, Inc., Class B	126,196	6,763

Walt Disney (The) Co.	477,664	24,972

Washington Post (The) Co., Class B	1,298	471
		116,250

Metal Fabrication/Hardware – 0.2%

Precision Castparts Corp.	38,554	6,298

Mining – 0.6%

Alcoa, Inc.	290,655	2,572

Freeport-McMoRan Copper & Gold, Inc.	253,320	10,026

Newmont Mining Corp.	131,627	7,373

Titanium Metals Corp.	20,577	264

Vulcan Materials Co.	35,318	1,671
		21,906

Miscellaneous Manufacturing – 3.4%

3M Co.	169,727	15,686

Cooper Industries PLC	42,756	3,209

Danaher Corp.	155,972	8,602

Dover Corp.	48,017	2,857

Eaton Corp.	90,912	4,297

General Electric Co.	2,814,763	63,923

Illinois Tool Works, Inc.	115,351	6,860

Ingersoll-Rand PLC	76,806	3,442

Leggett & Platt, Inc.	37,284	934

Pall Corp.	31,619	2,007

Parker Hannifin Corp.	39,463	3,298

Pentair, Inc. *	26,282	1,170

Textron, Inc.	76,681	2,007
		118,292

Office/Business Equipment – 0.1%

Pitney Bowes, Inc.	54,071	747

Xerox Corp.	354,606	2,603
		3,350

Oil & Gas – 8.9%

Anadarko Petroleum Corp.	133,246	9,317

Apache Corp.	104,708	9,054

Cabot Oil & Gas Corp.	57,033	2,561

Chesapeake Energy Corp.	138,541	2,614

Chevron Corp.	522,690	60,925

ConocoPhillips	323,637	18,506

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Oil & Gas – 8.9% – continued

Denbury Resources, Inc. *	102,096	$1,650

Devon Energy Corp.	100,408	6,075

Diamond Offshore Drilling, Inc.	17,890	1,177

Ensco PLC, Class A	62,578	3,414

EOG Resources, Inc.	71,960	8,063

EQT Corp.	39,105	2,307

Exxon Mobil Corp.	1,230,717	112,549

Helmerich & Payne, Inc.	28,511	1,357

Hess Corp.	79,244	4,257

Marathon Oil Corp.	187,976	5,558

Marathon Petroleum Corp.	91,055	4,971

Murphy Oil Corp.	48,910	2,626

Nabors Industries Ltd. *	74,644	1,047

Newfield Exploration Co. *	35,605	1,115

Noble Corp.	68,600	2,455

Noble Energy, Inc.	47,433	4,398

Occidental Petroleum Corp.	215,979	18,587

Phillips 66	167,015	7,744

Pioneer Natural Resources Co.	33,147	3,461

QEP Resources, Inc.	48,847	1,546

Range Resources Corp.	43,959	3,071

Rowan Cos. PLC, Class A *	33,003	1,115

Southwestern Energy Co. *	94,226	3,277

Sunoco, Inc.	27,478	1,287

Tesoro Corp.	37,348	1,565

Valero Energy Corp.	148,170	4,694

WPX Energy, Inc. *	50,411	836
		313,179

Oil & Gas Services – 1.6%

Baker Hughes, Inc.	116,585	5,273

Cameron International Corp. *	66,131	3,708

FMC Technologies, Inc. *	62,545	2,896

Halliburton Co.	247,386	8,335

National Oilwell Varco, Inc.	114,307	9,157

Schlumberger Ltd.	353,730	25,585
		54,954

Packaging & Containers – 0.1%

Ball Corp.	40,855	1,729

Bemis Co., Inc.	27,498	865

Owens-Illinois, Inc. *	44,101	827

Sealed Air Corp.	44,893	694
		4,115

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Pharmaceuticals – 6.9%

Abbott Laboratories	418,015	$28,659

Allergan, Inc.	81,681	7,480

AmerisourceBergen Corp.	68,389	2,647

Bristol-Myers Squibb Co.	448,446	15,135

Cardinal Health, Inc.	90,496	3,527

Eli Lilly & Co.	271,979	12,895

Express Scripts Holding Co. *	216,141	13,546

Forest Laboratories, Inc. *	63,095	2,247

Johnson & Johnson	735,174	50,661

McKesson Corp.	63,051	5,424

Mead Johnson Nutrition Co.	54,512	3,995

Merck & Co., Inc.	811,976	36,620

Mylan, Inc. *	107,348	2,619

Perrigo Co.	23,501	2,730

Pfizer, Inc.	1,991,623	49,492

Watson Pharmaceuticals, Inc. *	34,431	2,932
		240,609

Pipelines – 0.5%

Kinder Morgan, Inc.	151,868	5,394

ONEOK, Inc.	54,383	2,627

Spectra Energy Corp.	173,800	5,103

Williams (The) Cos., Inc.	166,677	5,829
		18,953

Real Estate – 0.1%

CBRE Group, Inc., Class A *	80,394	1,480

Real Estate Investment Trusts – 2.0%

American Tower Corp.	105,203	7,510

Apartment Investment & Management Co., Class A	40,069	1,041

AvalonBay Communities, Inc.	25,812	3,510

Boston Properties, Inc.	40,207	4,447

Equity Residential	80,317	4,621

HCP, Inc.	114,337	5,086

Health Care REIT, Inc.	67,878	3,920

Host Hotels & Resorts, Inc.	194,386	3,120

Kimco Realty Corp.	107,658	2,182

Plum Creek Timber Co., Inc.	42,354	1,857

Prologis, Inc.	122,795	4,302

Public Storage	38,539	5,364

Simon Property Group, Inc.	80,711	12,253

Ventas, Inc.	78,642	4,895

Vornado Realty Trust	45,160	3,660

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Real Estate Investment Trusts – 2.0% – continued

Weyerhaeuser Co.	144,120	$3,767
		71,535

Retail – 6.1%

Abercrombie & Fitch Co., Class A	21,896	743

AutoNation, Inc. *	10,315	451

AutoZone, Inc. *	10,007	3,699

Bed Bath & Beyond, Inc. *	62,317	3,926

Best Buy Co., Inc.	71,591	1,231

Big Lots, Inc. *	16,322	483

CarMax, Inc. *	60,257	1,705

Chipotle Mexican Grill, Inc. *	8,315	2,640

Costco Wholesale Corp.	115,410	11,555

CVS Caremark Corp.	340,011	16,463

Darden Restaurants, Inc.	33,333	1,858

Dollar Tree, Inc. *	60,720	2,931

Family Dollar Stores, Inc.	26,019	1,725

GameStop Corp., Class A	34,287	720

Gap (The), Inc.	79,383	2,840

Home Depot (The), Inc.	401,523	24,240

J.C. Penney Co., Inc.	37,460	910

Kohl’s Corp.	57,606	2,951

Limited Brands, Inc.	63,071	3,107

Lowe’s Cos., Inc.	304,080	9,195

Macy’s, Inc.	108,185	4,070

McDonald’s Corp.	269,042	24,685

Nordstrom, Inc.	40,012	2,208

O’Reilly Automotive, Inc. *	31,769	2,657

Ross Stores, Inc.	58,988	3,811

Staples, Inc.	181,492	2,091

Starbucks Corp.	202,786	10,291

Target Corp.	174,635	11,084

Tiffany & Co.	31,657	1,959

TJX Cos., Inc.	196,236	8,789

Urban Outfitters, Inc. *	30,017	1,128

Walgreen Co.	228,677	8,333

Wal-Mart Stores, Inc.	447,922	33,057

Yum! Brands, Inc.	121,967	8,091
		215,627

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	127,706	1,017

People’s United Financial, Inc.	92,266	1,120
		2,137

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Semiconductors – 2.8%

Advanced Micro Devices, Inc. *	157,726	$531

Altera Corp.	84,185	2,861

Analog Devices, Inc.	80,033	3,136

Applied Materials, Inc.	328,377	3,666

Broadcom Corp., Class A	136,982	4,737

First Solar, Inc. *	15,029	333

Intel Corp.	1,334,206	30,260

KLA-Tencor Corp.	43,497	2,075

Lam Research Corp. *	49,225	1,565

Linear Technology Corp.	62,792	2,000

LSI Corp. *	152,910	1,057

Microchip Technology, Inc.	52,985	1,735

Micron Technology, Inc. *	273,186	1,635

NVIDIA Corp. *	163,688	2,183

QUALCOMM, Inc.	453,978	28,369

Teradyne, Inc. *	47,170	671

Texas Instruments, Inc.	304,390	8,386

Xilinx, Inc.	71,179	2,378
		97,578

Software – 3.7%

Adobe Systems, Inc. *	132,112	4,288

Akamai Technologies, Inc. *	47,302	1,810

Autodesk, Inc. *	60,645	2,024

BMC Software, Inc. *	39,138	1,624

CA, Inc.	92,842	2,392

Cerner Corp. *	39,447	3,054

Citrix Systems, Inc. *	49,774	3,811

Dun & Bradstreet (The) Corp.	11,512	917

Electronic Arts, Inc. *	84,482	1,072

Fidelity National Information Services, Inc.	67,094	2,095

Fiserv, Inc. *	36,854	2,728

Intuit, Inc.	73,511	4,328

Microsoft Corp.	2,011,321	59,897

Oracle Corp.	1,014,994	31,962

Red Hat, Inc. *	52,205	2,972

Salesforce.com, Inc. *	34,082	5,204
		130,178

Telecommunications – 4.4%

AT&T, Inc.	1,537,355	57,958

CenturyLink, Inc.	166,852	6,741

Cisco Systems, Inc.	1,410,225	26,921

Corning, Inc.	397,533	5,228

Crown Castle International Corp. *	77,323	4,956

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Telecommunications – 4.4% – continued

Frontier Communications Corp.	267,323	$1,310

Harris Corp.	30,083	1,541

JDS Uniphase Corp. *	62,766	777

Juniper Networks, Inc. *	142,845	2,444

MetroPCS Communications, Inc. *	88,167	1,032

Motorola Solutions, Inc.	76,865	3,886

Sprint Nextel Corp. *	807,899	4,460

Verizon Communications, Inc.	758,907	34,583

Windstream Corp.	156,269	1,580
		153,417

Textiles – 0.0%

Cintas Corp.	28,329	1,174

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	29,858	1,140

Mattel, Inc.	91,633	3,251
		4,391

Transportation – 1.5%

C.H. Robinson Worldwide, Inc.	42,694	2,500

CSX Corp.	277,554	5,759

Expeditors International of Washington, Inc.	55,448	2,016

FedEx Corp.	78,269	6,623

Norfolk Southern Corp.	85,308	5,428

Ryder System, Inc.	13,578	531

Union Pacific Corp.	126,511	15,017

United Parcel Service, Inc., Class B	191,854	13,731
		51,605
Total Common Stocks
(Cost $2,755,580)		3,435,025

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (3)(4)	65,156,385	65,156
Total Investment Companies
(Cost $65,156)		65,156

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.13%, 11/1/12 (5)	$8,655	$8,655
Total Short-Term Investments
(Cost $8,655)		8,655

Total Investments – 99.9%
(Cost $2,829,391)		3,508,836

Other Assets less Liabilities – 0.1%		4,136
NET ASSETS – 100.0%		$3,512,972

(1)	At March 31, 2012, the value of the Fund’s investment in Northern Trust Corp. was approximately $2,498,000. The net purchases during the six months ended September 30, 2012 were approximately $261,000, with net realized losses of approximately $79,000. The net change in unrealized appreciation during the six months ended September 30, 2012, was approximately $27,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $108,614,000 with net sales of approximately $43,458,000 during the six months ended September 30, 2012.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	1,079	$77,375	Long	12/12	$10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the industry sectors for the Stock Index Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	10.9
Energy	11.3
Financials	14.6
Health Care	12.0
Industrials	9.8
Information Technology	20.1
Materials	3.5
Telecommunication Services	3.3
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Stock Index Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$3,435,025	(1)	$–	$–	$3,435,025
Investment Companies	65,156		–	–	65,156
Short-Term Investments	–		8,655	–	8,655
Total Investments	$3,500,181		$8,655	$–	$3,508,836

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10		$–	$–	$10

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2012, the Mid Cap Index, Small Cap Index, and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $2,115,000, $2,160,000 and $8,655,000, respectively. The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds had entered into exchange-traded long futures contracts at September 30, 2012. The aggregate fair value of cash and foreign currencies to cover margin requirements for open positions was approximately $1,533,000, $1,785,000, $58,000 and $1,195,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discount, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2012, were approximately $3,000 for the Emerging Markets Equity Index Fund. Redemption fees for the six months ended September 30, 2012, were less than $500 for the Global Real Estate Index Fund, the Global Sustainability Index Fund and the International Equity Index Fund. Redemption fees for the fiscal year ended March 31, 2012, were approximately $2,000 and $8,000 for the Emerging Markets Equity Index and the Global Real Estate Index Funds, respectively. Redemption fees for the fiscal year ended March 31, 2012, were less than $500 for the Global Sustainability Index Fund and the International Equity Index Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

H) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs’’) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Emerging Markets Equity Index	$(599)	$599	$—
Global Real Estate Index	158	(157)	(1)
Global Sustainability Index	(38)	38	—
International Equity Index	(1,095)	1,095	—
Mid Cap Index	(231)	231	—
Small Cap Index	(110)	112	(2)
Stock Index	(375)	375	—

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2011, through the fiscal year ended March 31, 2012, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity Index	$9,972
International Equity Index	39,167

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
International Equity Index	$2,524	$3,286
Stock Index	—	578

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2017	MARCH 31, 2018	MARCH 31, 2019
Emerging Markets Equity Index	$12,794	$101,299	$4,624
Global Sustainability Index	673	135	2,655
International Equity Index	58,297	184,749	8,431
Small Cap Index	—	3,006	—
Stock Index	10,733	2,470	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

The Global Real Estate Index Fund has elected to defer net capital losses and/or Section 988 net currency losses incurred from November 1, 2011 through November 30, 2011, the Fund’s last

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Global Real Estate Index	$431

At November 30, 2011, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$99,834	$496,445	$10,164	$13,716

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Emerging Markets Equity Index	$10,846	$—	$234,418
Global Sustainability Index	641	—	14,648
International Equity Index	12,944	—	68,295
Mid Cap Index	1,772	7,190	95,593
Small Cap Index	1,637	—	65,223
Stock Index	1,388	—	512,501

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2011, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED LOSSES
Global Real Estate Index	$2,367	$ —	$(54,484)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$21,001	$ —
Global Sustainability Index	1,864	—
International Equity Index	43,000	—
Mid Cap Index	4,532	—
Small Cap Index	3,120	—
Stock Index	46,242	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$25,700	$ —
Global Sustainability Index	1,310	—
International Equity Index	30,600	—
Mid Cap Index	3,700	—
Small Cap Index	2,745	—
Stock Index	30,457	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2011 and November 30, 2010 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2011 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$13,759	$ —

	NOVEMBER 30, 2010 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$12,300	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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NOTES TO THE FINANCIAL STATEMENTS continued

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2011 through March 31, 2012 will be determined at the end of its tax year.

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Global Sustainability Index Fund had loans of $100,000 outstanding which is included in “Accrued other liabilities” on the Statements of Assets and Liabilities. No other Funds had outstanding loans at September 30, 2012.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2012 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Markets Equity Index	$3,321	1.24%
Global Sustainability Index	2,092	1.24%
International Equity Index	2,109	1.24%
Stock Index	38,800	1.24%

No other Funds incurred any interest expenses during the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2012, the investment adviser contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the

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SEPTEMBER 30, 2012 (UNAUDITED)

expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investments adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and the expense limitations for the six months ended September 30, 2012, for the Funds were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.35%	0.30%
Global Real Estate Index	0.35%	0.50%
Global Sustainability Index	0.35%	0.30%
International Equity Index	0.25%	0.25%
Mid Cap Index	0.20%	0.15%
Small Cap Index	0.20%	0.15%
Stock Index	0.10%	0.10%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2013. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

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NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$ —	$157,621	$ —	$99,479
Global Real Estate Index	—	242,646	—	5,287
Global Sustainability Index	—	12,775	—	12,096
International Equity Index	—	195,318	—	142,457
Mid Cap Index	—	99,637	—	37,806
Small Cap Index	—	75,681	—	57,059
Stock Index	—	378,460	—	186,705
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$324,209	$(140,474)	$183,735	$1,484,954
Global Real Estate Index	127,723	(60,212)	67,511	949,025
Global Sustainability Index	19,599	(5,494)	14,105	95,053
International Equity Index	277,448	(244,671)	32,777	1,626,033
Mid Cap Index	124,798	(39,860)	84,938	644,722
Small Cap Index	111,838	(47,933)	63,905	479,304
Stock Index	726,669	(142,841)	583,828	2,925,008

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	15,922	$172,688	—	$—	(13,196)	$(141,718)	2,726	$30,970
Global Real Estate Index	37,663	316,847	209	1,755	(8,142)	(68,972)	29,730	249,630
Global Sustainability Index	1,528	13,525	—	—	(1,998)	(17,470)	(470)	(3,945)
International Equity Index	23,731	222,020	—	—	(21,980)	(202,861)	1,751	19,159
Mid Cap Index	8,771	112,442	—	—	(4,475)	(56,760)	4,296	55,682
Small Cap Index	6,962	61,430	—	—	(4,618)	(40,602)	2,344	20,828
Stock Index	31,357	534,484	191	3,277	(23,253)	(395,997)	8,295	141,764

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Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	57,206	$633,643	245	$2,416	(35,815)	$(409,286)	21,636	$226,773
Global Real Estate Index	31,304	247,022	303	2,362	(21,515)	(167,917)	10,092	81,467
Global Sustainability Index	3,264	28,660	66	524	(1,570)	(13,806)	1,760	15,378
International Equity Index	71,663	680,875	454	3,890	(60,003)	(569,108)	12,114	115,657
Mid Cap Index	19,221	232,003	94	1,048	(8,072)	(97,358)	11,243	135,693
Small Cap Index	19,928	167,420	90	699	(11,719)	(98,665)	8,299	69,454
Stock Index	83,339	1,307,101	309	4,836	(31,498)	(496,188)	52,150	815,749

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2012:

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Emerging Markets Equity Index	Equity contracts	Net Assets — Unrealized appreciation	$162	*	Net Assets — Unrealized depreciation	$(171	)*	UBS
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	119		Unrealized loss on foreign currency exchange contracts	—		Citgroup, UBS
Global Real Estate Index	Equity contracts	Net Assets — Unrealized appreciation	129	*	Net Assets — Unrealized depreciation	(237	)*	UBS
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	57		Unrealized loss on foreign currency exchange contracts	(75)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Global Sustainability Index	Equity contracts	Net Assets — Unrealized appreciation	11	*	Net Assets — Unrealized depreciation	(10	)*	UBS
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	2		Unrealized loss on foreign currency exchange contracts	(2)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
International Equity Index	Equity contracts	Net Assets — Unrealized appreciation	47	*	Net Assets — Unrealized depreciation	(419	)*	UBS
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	32		Unrealized loss on foreign currency exchange contracts	(59)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Mid Cap Index	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(421	)*	UBS
Small Cap Index	Equity contracts	Net Assets — Unrealized appreciation	—	*	Net Assets — Unrealized depreciation	(186	)*	Citigroup

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands		ASSETS				LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Stock Index	Equity contracts	Net Assets — Unrealized appreciation	$10	*	Net Assets — Unrealized depreciation	$—	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2012:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$349
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	65
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	868
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	172
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	79
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(24)
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(760)
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	216
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,527
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,074
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	5,756
Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$154
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	137
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(358)
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	(13)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(52)
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	(9)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(243)
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	(124)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,147)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(837)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,983)

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SEPTEMBER 30, 2012 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2012*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS**		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Emerging Markets Equity Index	94	$886	153	$788
Global Real Estate Index	555	621	625	543
Global Sustainability Index	77	211	124	166
International Equity Index	303	603	174	431
Mid Cap Index	—	—	107	915
Small Cap Index	—	—	143	605
Stock Index	—	—	139	3,321

*  Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

** Foreign	currency exchange contracts are defined as having a settlement period greater than two business days.

*** Amounts	in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

12. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Trust Action”), was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York, but was removed to the U.S. Bankruptcy Court for the Southern District of New York. The Creditor Trust Action asserts causes of action for intentional and constructive fraudulent transfer under state law. Briefing of motions to dismiss was completed on April 15, 2011, and oral argument was held on May 12, 2011. However, the court did not schedule further argument and has not entered an Order on the motion to dismiss. A second amended complaint was filed in the Creditor Trust Action on December 19, 2011, which expanded the identification of defendants to approximately 2,700 persons and entities, and named the Fund anonymously as a defendant (due to prior court orders, the

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NOTES TO THE FINANCIAL STATEMENTS continued

plaintiff is precluded from disclosing the identities of most recipients of merger consideration).

The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Trust Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York and named, among numerous other defendants, the Fund’s custodian, Northern Trust, and persons having a beneficial interest in the Lyondell shares registered with Northern Trust at the time of Lyondell’s December 2007 cash out merger. The Fund is included in the definition of the putative class of defendants. The Fund and other defendants moved to dismiss the complaint on April 7, 2011, briefing was completed on June 13, 2011, and oral argument occurred on July 12, 2011. At the July 12, 2011 hearing, the Litigation Trust voluntarily dismissed from the action its constructive fraudulent transfer claim under the U.S. Bankruptcy Code without prejudice to reinstate it. Accordingly, the intentional fraudulent transfer claim under the U.S. Bankruptcy Code is the only remaining claim in this action. The court subsequently entered an Order on October 6, 2011, which a) denied without prejudice the challenge to the Litigation Trust’s standing to pursue claims, and authorized discovery on this issue; b) confirmed the dismissal of the constructive fraudulent transfer claim; and c) stated that the other grounds for seeking dismissal remain under consideration, during which the obligation to answer the complaint remains tolled.

Both the Creditor Trust and Litigation Trust Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings. The Fund intends to defend vigorously the Creditor Trust and Litigation Trust Actions. The Fund is currently assessing the litigation and has not yet determined the potential effect, if any, on its net asset value.

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. On September 7, 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $418,000. The value of the proceeds is not considered to be material to the Stock Index Fund’s net asset value. The Fund cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Fund, and the Fund intends to vigorously defend any lawsuit. The Fund is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value.

13. REORGANIZATION

On August 9, 2012, the Board of the Trust (herein after “NF”) approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of NF as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). It is anticipated that the reorganization will be completed on or about the dates as set forth in the table.

ACQUIRED FUND	ACQUIRING FUND	DATE OF COMPLETION OF REORGANIZATION ON OR ABOUT
NIF Equity Index Portfolio	NF Stock Index Fund	November 2, 2012
NIF International Equity Index Portfolio	NF International Equity Index Fund	November 2, 2012
NIF Small Company Index Portfolio	NF Small Cap Index Fund	November 2, 2012

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SEPTEMBER 30, 2012 (UNAUDITED)

Pursuant to the Plan, all of the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund as shown in the above table, in exchange for shares of the corresponding Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all liabilities of the Acquired Fund. Immediately after the reorganization, Class A shareholders of each Acquired Fund will hold shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the respective Acquired Fund immediately prior to the reorganization. It is currently anticipated that the reorganization of each Acquired Fund should be effected on a tax-free basis for federal income tax purposes.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the items noted above, in Note 4-Bank Borrowing and in Note 13-Reorganization, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 111), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 115), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.30%	$1,000.00	$977.70	$1.49
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.50%	$1,000.00	$1,066.90	$2.59
Hypothetical**	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.30%	$1,000.00	$1,001.10	$1.50
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.25%	$1,000.00	$991.00	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY INDEX FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.15%	$1,000.00	$1,001.50	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.15%	$1,000.00	$1,016.40	$0.76
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	0.10%	$1,000.00	$1,033.60	$0.51
Hypothetical**	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds, including reports on soft dollar usage and best execution. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees also reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees also noted Northern’s enhancements to the equity trading and compliance systems, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations

EQUITY INDEX FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

related to the Funds. The Trustees noted Northern’s and its affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as applicable. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. Based on the information received, the Trustees concluded that the Funds were satisfactorily tracking their respective benchmarks.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. The Trustees also considered the additional contractual expense reimbursements that went into effect earlier in 2012. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they generally focused more on the profitability of Northern’s and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Funds’ total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, although some of the Funds’ contractual advisory fees were higher than their respective Lipper peer group medians. The Trustees also considered information comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. The Trustees noted the difference in services provided by Northern with regard to these clients, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered information as to whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted the increased expense reimbursement made by Northern earlier in 2012.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that Northern’s use of so-called “soft dollars” was within applicable statutory

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2012 (UNAUDITED)

requirements and SEC guidance. The Trustees considered the extent to which Northern and its other clients as well as the Funds benefited from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

EQUITY INDEX FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	BOND INDEX FUND

72	FIXED INCOME FUND

83	GLOBAL FIXED INCOME FUND

86	HIGH YIELD FIXED INCOME FUND

96	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

98	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

114	ULTRA-SHORT FIXED INCOME FUND

124	U.S. GOVERNMENT FUND

126	ABBREVIATIONS AND OTHER INFORMATION

127	NOTES TO THE FINANCIAL STATEMENTS

138	FUND EXPENSES

140	APPROVAL OF ADVISORY AGREEMENT

144	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND INDEX FUND		FIXED INCOME FUND
ASSETS:
Investments, at cost	$2,588,365	(1)	$1,702,768	(1)
Investments, at value	$2,760,458	(4)	$1,770,547	(4)
Foreign currencies, at value (cost $14)	–		–
Dividend income receivable	2		2
Interest income receivable	15,366		10,969
Receivable for foreign tax reclaimable	–		–
Receivable for securities sold	16,568		466,788
Receivable for fund shares sold	2,429		834
Receivable from investment adviser	145		100
Unrealized gain on foreign currency exchange contracts	–		–
Prepaid and other assets	23		9
Total Assets	2,794,991		2,249,249
LIABILITIES:
Unrealized loss on foreign currency exchange contracts	–		–
Payable for securities purchased	36,244		118,001
Payable for when-issued securities	226,820		519,411
Payable for fund shares redeemed	1,087		253
Distributions to shareholders	1,088		759
Payable to affiliates:
Investment advisory fees	62		105
Administration fees	62		39
Custody and accounting fees	14		11
Shareholder servicing fees	85		5
Transfer agent fees	41		26
Trustee fees	8		15
Accrued other liabilities	59		42
Total Liabilities	265,570		638,667
Net Assets	$2,529,421		$1,610,582
ANALYSIS OF NET ASSETS:
Capital stock	$2,338,758		$1,508,987
Accumulated undistributed net investment income (loss)	(1,936)		(1,696)
Accumulated undistributed net realized gain (loss)	20,506		35,512
Net unrealized appreciation	172,093		67,779
Net Assets	$2,529,421		$1,610,582
Shares Outstanding ($.0001 par value, unlimited authorization)	227,615		148,551
Net Asset Value, Redemption and Offering Price Per Share	$11.11		$10.84

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $252,429, $309,651, $50, $241,962 and $8,291, respectively.
(2)	Amounts include cost from the U.S. Government Portfolio of the Northern Institutional Funds of $126,151 and $27,667, respectively.
(3)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $5,565.
(4)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $252,429, $309,651, $50, $241,962 and $8,291 respectively.
(5)	Amounts include value from the U.S. Government Portfolio of the Northern Institutional Funds of $126,151 and $27,667, respectively.
(6)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $5,565.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2012 (UNAUDITED)

GLOBAL FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$9,399	(1)	$6,087,853	(1)	$353,199	(2)	$1,571,862	(3)	$621,295	(1)	$80,081	(2)
$10,275	(4)	$6,318,844	(4)	$355,065	(5)	$1,578,521	(6)	$625,789	(4)	$80,494	(5)
14		–		–		–		–		–
–		624		1		–		–		–
92		120,566		258		12,335		2,413		67
–		269		–		–		–		–
–		186,937		108,275		4,079		5,121		25,235
10		5,284		1,272		1,800		–		13
3		198		14		48		22		9
14		–		–		–		–		–
4		42		2		20		44		7
10,412		6,632,764		464,887		1,596,803		633,389		105,825

5		–		–		–		–		–
–		79,317		70,114		5,997		11,978		16,994
–		195,217		141,851		16,281		7,001		31,539
–		2,335		212		1,144		80		151
–		6,841		16		221		103		4

1		678		16		38		15		6
–		156		6		39		15		1
3		24		4		10		4		2
4		13		1		–		–		1
–		104		4		26		10		1
4		19		5		2		2		4
25		95		29		34		21		24
42		284,799		212,258		23,792		19,229		48,727
$10,370		$6,347,965		$252,629		$1,573,011		$614,160		$57,098

$8,557		$6,246,300		$242,955		$1,567,559		$608,790		$54,781
(481)		1,223		(214)		–		(15)		168
1,409		(130,549)		8,022		(1,207)		891		1,736
885		230,991		1,866		6,659		4,494		413
$10,370		$6,347,965		$252,629		$1,573,011		$614,160		$57,098
896		852,262		24,493		155,001		60,047		5,572
$11.57		$7.45		$10.31		$10.15		$10.23		$10.25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amount in thousands	BOND INDEX FUND		FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$33,268		$25,661	(1)
Dividend income	13	(2)	12	(2)
Total Investment Income	33,281		25,673
EXPENSES:
Investment advisory fees	1,850		5,073
Administration fees	1,850		1,197
Custody fees	141		98
Accounting fees	133		90
Transfer agent fees	1,233		798
Blue sky fees	18		13
SEC fees	9		6
Printing fees	31		23
Audit fees	16		15
Legal fees	15		15
Shareholder servicing fees	61		11
Trustee fees and expenses	18		16
Interest expense	–		–
Other	18		17
Total Expenses	5,393		7,372
Less expenses reimbursed by investment adviser	(3,712)		(3,951)
Net Expenses	1,681		3,421
Net Investment Income	31,600		22,252
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	16,748		24,155
Futures contracts	–		49
Foreign currency transactions	–		–
Net change in unrealized appreciation (depreciation) on:
Investments	41,790		34,252
Foreign currency exchange contracts	–		–
Translation of other assets and liabilities denominated in foreign currencies	–		–
Net Gains	58,538		58,456
Net Increase in Net Assets Resulting from Operations	$90,138		$80,708

(1)	Net of $73 in non-reclaimable foreign witholding taxes.
(2)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $13, $12, $70 and $1, respectively.
(3)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.
(4)	Amounts include dividend income from the U.S. Government Portfolio of the Northern Institutional Funds of $4 and $1, respectively.
(5)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $2.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

GLOBAL FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND

$176	$229,088	$1,013		$8,166	$3,515		$260
– (3)	2,233 (2)	4	(4)	2 (5)	1	(2)	1	(4)
176	231,321	1,017		8,168	3,516		261

67	19,080	900		1,069	380		207
12	4,382	210		1,069	380		44
25	310	25		78	31		15
12	302	24		81	35		13
8	2,921	140		713	253		30
9	14	14		12	13		10
2	19	2		5	2		2
8	60	12		14	8		8
8	21	8		11	8		8
8	19	8		10	8		8
8	225	11		–	–		1
4	30	5		9	5		5
1	–	–		–	–		–
7	28	8		9	6		6
179	27,411	1,367		3,080	1,129		357
(115)	(5,565)	(835)		(1,301)	(503)		(244)
64	21,846	532		1,779	626		113
112	209,475	485		6,389	2,890		148

1,395	40	4,098		(760)	612		1,489
–	–	26		–	–		6
(4)	(137)	–		–	–		–

(842)	115,587	1,048		3,440	2,022		186
7	–	–		–	–		–
–	(9)	–		–	–		–
556	115,481	5,172		2,680	2,634		1,681
$668	$324,956	$5,657		$9,069	$5,524		$1,829

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND INDEX FUND		FIXED INCOME FUND		GLOBAL FIXED INCOME FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income	$31,600	$61,578	$22,252	$34,000	$112	$366
Net realized gains (losses)	16,748	18,942	24,204	47,422	1,391	1,175
Net change in unrealized appreciation (depreciation)	41,790	70,017	34,252	11,312	(835)	(83)
Net Increase in Net Assets Resulting from Operations	90,138	150,537	80,708	92,734	668	1,458
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(17,516)	458,782	(104,861)	511,497	(12,993)	(11,574)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(17,516)	458,782	(104,861)	511,497	(12,993)	(11,574)
DISTRIBUTIONS PAID:
From net investment income	(33,549)	(63,750)	(23,938)	(35,783)	–	(682)
From net realized gains	–	(15,281)	–	(22,009)	–	(510)
Total Distributions Paid	(33,549)	(79,031)	(23,938)	(57,792)	–	(1,192)
Total Increase (Decrease) in Net Assets	39,073	530,288	(48,091)	546,439	(12,325)	(11,308)
NET ASSETS:
Beginning of period	2,490,348	1,960,060	1,658,673	1,112,234	22,695	34,003
End of period	$2,529,421	$2,490,348	$1,610,582	$1,658,673	$10,370	$22,695
Accumulated Undistributed Net Investment Income (Loss)	$(1,936)	$13	$(1,696)	$(10)	$(481)	$(593)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2012

HIGH YIELD FIXED INCOME FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012

$209,475	$333,739	$485	$972	$6,389	$9,630	$2,890	$4,821	$148	$339
(97)	39,423	4,124	27,215	(760)	101	612	667	1,495	3,324
115,578	(78,503)	1,048	1,261	3,440	2,878	2,022	1,201	186	85
324,956	294,659	5,657	29,448	9,069	12,609	5,524	6,689	1,829	3,748

870,549	1,276,737	(71,944)	(744,120)	224,916	647,140	146,849	92,108	(6,054)	(14,022)

870,549	1,276,737	(71,944)	(744,120)	224,916	647,140	146,849	92,108	(6,054)	(14,022)

(207,808)	(333,720)	(699)	(1,749)	(6,389)	(9,630)	(2,890)	(4,826)	(182)	(439)
–	–	–	(16,729)	–	(1,224)	–	(705)	–	(1,823)
(207,808)	(333,720)	(699)	(18,478)	(6,389)	(10,854)	(2,890)	(5,531)	(182)	(2,262)
987,697	1,237,676	(66,986)	(733,150)	227,596	648,895	149,483	93,266	(4,407)	(12,536)

5,360,268	4,122,592	319,615	1,052,765	1,345,415	696,520	464,677	371,411	61,505	74,041
$6,347,965	$5,360,268	$252,629	$319,615	$1,573,011	$1,345,415	$614,160	$464,677	$57,098	$61,505
$1,223	$(444)	$(214)	$–	$–	$–	$(15)	$(15)	$168	$202

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.86		$10.46		$10.39		$10.14	$10.24	$9.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.31		0.34		0.36	0.42	0.47
Net realized and unrealized gains (losses)	0.26		0.48		0.15		0.28	(0.10)	0.30
Total from Investment Operations	0.40		0.79		0.49		0.64	0.32	0.77
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.32)		(0.35)		(0.37)	(0.42)	(0.47)
From net realized gains	–		(0.07)		(0.07)		(0.02)	–	–
Total Distributions Paid	(0.15)		(0.39)		(0.42)		(0.39)	(0.42)	(0.47)
Net Asset Value, End of Period	$11.11		$10.86		$10.46		$10.39	$10.14	$10.24
Total Return(1)	3.70%		7.65%		4.73%		6.33%	3.24%	7.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,529,421		$2,490,348		$1,960,060		$1,822,915	$1,293,254	$713,074
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.14	%(3)	0.21	%(3)	0.23	%(3)	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.44%		0.44%		0.44%		0.43%	0.44%	0.45%
Net investment income, net of reimbursements and credits	2.55	%(3)	2.86	%(3)	3.14	%(3)	3.50%	4.16%	4.68%
Net investment income, before reimbursements and credits	2.25%		2.63%		2.93%		3.32%	3.97%	4.48%
Portfolio Turnover Rate	69.06%		129.27%		121.58%		123.18%	93.94%	121.04%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affliliated money market funds of approximately $171,000, $169,000 and $479,000, which represents 0.01, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.46		$10.14		$10.25		$9.77	$9.84	$9.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.27		0.30		0.35	0.33	0.43
Net realized and unrealized gains (losses)	0.39		0.47		0.20		0.48	(0.07)	(0.02)
Total from Investment Operations	0.54		0.74		0.50		0.83	0.26	0.41
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)		(0.28)		(0.30)		(0.35)	(0.33)	(0.44)
From net realized gains	–		(0.14)		(0.31)		–	–	–
Total Distributions Paid	(0.16)		(0.42)		(0.61)		(0.35)	(0.33)	(0.44)
Net Asset Value, End of Period	$10.84		$10.46		$10.14		$10.25	$9.77	$9.84
Total Return(2)	5.19%		7.48%		4.82%		8.78%	2.68%	4.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,610,582		$1,658,673		$1,112,234		$1,080,546	$963,436	$1,101,479
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.43	%(4)	0.75	%(4)	0.85	%(4)	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	0.92%		0.98%		0.99%		0.99%	0.99%	0.99%
Net investment income, net of reimbursements and credits	2.78	%(4)	2.49	%(4)	2.83	%(4)	3.46%	3.44%	4.38%
Net investment income, before reimbursements and credits	2.29%		2.26%		2.69%		3.37%	3.35%	4.29%
Portfolio Turnover Rate	364.21%		699.97%		658.14%		616.19%	613.60%	774.54%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $155,000, $184,000 and $551,000, which represents 0.02, 0.01 and 0.05 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)(1)		YEAR ENDED MARCH 31, 2012(1)		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$11.09		$11.12		$11.34		$11.25	$12.22	$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.14		0.24		0.02	0.12	0.36
Net realized and unrealized gains (losses)	0.40		0.32		0.41		0.38	(0.49)	1.54
Total from Investment Operations	0.48		0.46		0.65		0.40	(0.37)	1.90
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.28)		(0.56)		(0.19)	(0.60)	(0.33)
From net realized gains	–		(0.21)		(0.31)		(0.12)	–	–
Total Distributions Paid	–		(0.49)		(0.87)		(0.31)	(0.60)	(0.33)
Net Asset Value, End of Period	$11.57		$11.09		$11.12		$11.34	$11.25	$12.22
Total Return(3)	4.33%		4.07%		5.90%		3.47%	(3.27)%	18.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,370		$22,695		$34,003		$55,394	$80,261	$69,910
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.82	%(5)	1.08	%(5)	1.15	%(5)	1.15%	1.15%	1.15%
Expenses, before reimbursements and credits	2.29%		1.69%		1.58%		1.41%	1.39%	1.56%
Net investment income, net of reimbursements and credits	1.42	%(5)	1.23	%(5)	1.32	%(5)	1.55%	1.90%	2.48%
Net investment income (loss), before reimbursements and credits	(0.05)%		0.62%		0.89%		1.29%	1.66%	2.07%
Portfolio Turnover Rate	23.84%		47.59%		62.09%		83.07%	96.46%	51.42%

(1)	Net investment income for the period and year ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, less than $1,000 and approximately $3,000, which represents less than 0.005 percent, less than 0.005 percent and 0.005 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$7.31		$7.45		$7.08		$5.89	$7.29	$8.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26		0.53		0.56		0.61	0.55	0.58
Net realized and unrealized gains (losses)	0.14		(0.14)		0.37		1.19	(1.39)	(0.95)
Total from Investment Operations	0.40		0.39		0.93		1.80	(0.84)	(0.37)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.26)		(0.53)		(0.56)		(0.61)	(0.56)	(0.58)
Total Distributions Paid	(0.26)		(0.53)		(0.56)		(0.61)	(0.56)	(0.58)
Net Asset Value, End of Period	$7.45		$7.31		$7.45		$7.08	$5.89	$7.29
Total Return(2)	5.59%		5.60%		13.71%		31.76%	(11.88)%	(4.64)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,347,965		$5,360,268		$4,122,592		$2,960,644	$1,419,454	$1,722,857
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.75	%(4)	0.83	%(4)	0.86	%(4)	0.89%	0.90%	0.90	%(5)
Expenses, before reimbursements and credits	0.94%		0.95%		0.96%		0.99%	1.01%	1.01%
Net investment income, net of reimbursements and credits	7.15	%(4)	7.33	%(4)	7.75	%(4)	9.12%	8.41%	7.47%
Net investment income, before reimbursements and credits	6.96%		7.21%		7.65%		9.02%	8.30%	7.36%
Portfolio Turnover Rate	47.77%		88.10%		114.25%		176.39%	96.79%	68.47%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $164,000, $99,000 and $335,000, which represents 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net invest- ment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $94,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2008. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.13		$10.31		$10.37		$10.62	$10.37		$9.99
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02		0.01		0.06		0.09	0.16		0.35
Net realized and unrealized gains	0.19		0.28		0.18		0.08	0.34		0.38
Total from Investment Operations	0.21		0.29		0.24		0.17	0.50		0.73
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)		(0.02)		(0.05)		(0.10)	(0.16)		(0.35)
From net realized gains	–		(0.45)		(0.25)		(0.32)	(0.09)		–
Total Distributions Paid	(0.03)		(0.47)		(0.30)		(0.42)	(0.25)		(0.35)
Net Asset Value, End of Period	$10.31		$10.13		$10.31		$10.37	$10.62		$10.37
Total Return(1)	2.03%		2.85%		2.30%		1.37%	4.89%		7.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$252,629		$319,615		$1,052,765		$794,392	$557,526		$409,888
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.38	%(3)	0.79	%(3)	0.83	%(3)	0.90%	0.90	%(4)	0.90%
Expenses, before reimbursements and credits	0.98%		0.99%		0.99%		0.99%	1.00%		1.02%
Net investment income, net of reimbursements and credits	0.34	%(3)	0.14	%(3)	0.32	%(3)	0.87%	1.50%		3.14%
Net investment income (loss), before reimbursements and credits	(0.26)%		(0.06)%		0.16%		0.78%	1.40%		3.02%
Portfolio Turnover Rate	1,023.61%		1,331.05%		1,061.57%		1,393.08%	1,169.80%		1,939.44%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $29,000, $297,000 and $652,000, which represents 0.02, 0.04 and 0.07 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $29,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2009. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.13		$10.12		$10.10		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.10		0.10		0.07
Net realized and unrealized gains	0.02		0.02		0.03		0.10
Total from Investment Operations	0.07		0.12		0.13		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)		(0.10)		(0.10)		(0.07)
From net realized gains	–		(0.01)		(0.01)		–	(2)
Total Distributions Paid	(0.05)		(0.11)		(0.11)		(0.07)
Net Asset Value, End of Period	$10.15		$10.13		$10.12		$10.10
Total Return(3)	0.65%		1.18%		1.26%		1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,573,011		$1,345,415		$696,520		$328,663
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25	%(5)	0.25	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.43%		0.43%		0.44%		0.50%
Net investment income, net of reimbursements and credits	0.89	%(5)	0.95	%(5)	1.01	%(5)	0.84	%(7)
Net investment income, before reimbursements and credits	0.71%		0.77%		0.81%		0.59	%(7)
Portfolio Turnover Rate	26.18%		116.89%		40.44%		32.98%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $16,000 and $28,000, which represents less than 0.005, less than 0.005, and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $20,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.18		$10.15		$10.11		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.12		0.10		0.08
Net realized and unrealized gains	0.05		0.05		0.04		0.11
Total from Investment Operations	0.11		0.17		0.14		0.19
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)		(0.12)		(0.10)		(0.08)
From net realized gains	–		(0.02)		–	(2)	–
Total Distributions Paid	(0.06)		(0.14)		(0.10)		(0.08)
Net Asset Value, End of Period	$10.23		$10.18		$10.15		$10.11
Total Return(3)	1.07%		1.59%		1.47%		1.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$614,160		$464,677		$371,411		$173,199
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.25	%(5)	0.25	%(5)	0.24	%(5)	0.25	%(6)
Expenses, before reimbursements and credits	0.45%		0.44%		0.46%		0.55%
Net investment income, net of reimbursements and credits	1.13	%(5)	1.12	%(5)	1.04	%(5)	1.02	%(7)
Net investment income, before reimbursements and credits	0.93%		0.93%		0.82%		0.72	%(7)
Portfolio Turnover Rate	28.76%		45.97%		52.01%		26.61%

(1)	Commenced investment operations on June 18, 2009.
(2)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $8,000 and $22,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $11,000 which represents 0.01 percent of average net assets for the period from June 18, 2009 (commencement of operations) to March 31, 2010. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(7)	As the Fund commenced investment operations on June 18, 2009, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$9.97		$9.77		$10.03		$10.65	$10.26	$9.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.05		0.11		0.17	0.20	0.38
Net realized and unrealized gains (losses)	0.28		0.49		0.22		(0.14)	0.43	0.44
Total from Investment Operations	0.31		0.54		0.33		0.03	0.63	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)		(0.06)		(0.12)		(0.17)	(0.21)	(0.37)
From net realized gains	–		(0.28)		(0.47)		(0.48)	(0.03)	–
Total Distributions Paid	(0.03)		(0.34)		(0.59)		(0.65)	(0.24)	(0.37)
Net Asset Value, End of Period	$10.25		$9.97		$9.77		$10.03	$10.65	$10.26
Total Return(1)	3.12%		5.51%		3.31%		0.82%	6.26%	8.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$57,098		$61,505		$74,041		$98,398	$144,338	$127,215
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.38	%(3)	0.76	%(3)	0.85	%(3)	0.90%	0.90%	0.90%
Expenses, before reimbursements and credits	1.21%		1.14%		1.13%		1.09%	1.07%	1.07%
Net investment income, net of reimbursements and credits	0.50	%(3)	0.50	%(3)	1.00	%(3)	1.55%	1.98%	3.79%
Net investment income (loss), before reimbursements and credits	(0.33)%		0.12%		0.72%		1.36%	1.81%	3.62%
Portfolio Turnover Rate	1,144.16%		1,609.59%		982.00%		1,271.78%	1,055.57%	1,788.89%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $13,000 and $41,000, which represents 0.02, 0.02 and 0.05 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2%

Automobile – 0.1%

Ally Auto Receivables Trust, Series 2011-5, Class A3, 0.99%, 11/16/15	$50	$50

Ally Auto Receivables Trust, Series 2011-5, Class A4, 1.32%, 7/15/16	50	51

Ally Auto Receivables Trust, Series 2012-1, Class A3, 0.93%, 2/16/16	100	101

Ally Auto Receivables Trust, Series 2012-2, Class A3, 0.74%, 4/15/16	150	151

Ally Auto Receivables Trust, Series 2012-3, Class A3, 0.85%, 8/15/16	100	101

Ally Auto Receivables Trust, Series 2012-4, Class A3, 0.59%, 1/17/17	200	201

AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A3, 1.23%, 9/8/16	100	101

AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3, 1.05%, 10/11/16	50	50

AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A3, 0.96%, 1/9/17	75	76

AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3, 0.67%, 6/8/17	75	75

Ford Credit Auto Owner Trust, Series 2011-A, Class A4, 1.65%, 5/15/16	65	66

Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.35%, 12/15/16	200	203

Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	175	176

Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	125	127

Ford Credit Auto Owner Trust, Series 2012-B, Class A3, 0.72%, 12/15/16	200	201

Honda Auto Receivables Owner Trust, Series 2010-3, Class A4, 0.94%, 12/21/16	75	75

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Automobile – 0.1% – continued

Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.97%, 4/16/18	$200	$203

Nissan Auto Receivables Owner Trust, Series 2011-B, Class A3, 0.95%, 2/16/16	250	253

Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4, 1.24%, 1/16/18	50	51

Nissan Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 10/17/16	200	200

Santander Drive Auto Receivables Trust, Series 2012-5, Class A3, 0.83%, 12/15/16	100	101

Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 7/15/16	300	300

Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4, 0.61%, 1/16/18	200	200
		3,113

Commercial Mortgage-Backed Securities – 1.9%

Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4, 5.92%, 5/10/45	200	231

Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.63%, 7/10/46	205	236

Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.68%, 7/10/46	400	446

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	250	284

Banc of America Commercial Mortgage Trust, Series 2006-6, Class AM, 5.39%, 10/10/45	500	520

Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	450	519

Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.40%, 2/10/51	500	606

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.88%, 7/10/42	350	372

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ, 5.36%, 9/10/47	$325	$346

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.47%, 6/11/41	432	460

Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.75%, 2/13/46	100	107

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	500	546

Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/41	660	763

Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4, 5.20%, 12/11/38	500	576

Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.54%, 10/12/41	250	290

Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.91%, 6/11/40	250	295

Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.70%, 6/11/50	250	296

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45	500	581

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4, 5.74%, 9/11/42	1,050	1,251

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM, 5.84%, 9/11/42	250	282

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	200	214

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, 5.92%, 3/15/49	240	277

Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	500	580

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49	150	163

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

Citigroup Commercial Mortgage Trust, Series 2012-A1, Class A1, 3.02%, 9/10/45	$200	$207

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4, 5.39%, 7/15/44	500	560

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	700	810

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	500	592

Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.20%, 12/10/49	130	154

Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A, 5.12%, 6/10/44	1,000	1,110

Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4, 5.31%, 12/10/46	500	572

Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.15%, 8/15/45	100	106

Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class A4, 3.29%, 12/10/44	100	107

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 2/15/38	1,000	1,087

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38	600	665

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ, 5.23%, 12/15/40	390	408

Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.59%, 2/15/39	500	567

Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	500	564

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, 12/15/39	$500	$569

CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48	250	281

DBUBS Mortgage Trust, Series 2011-LC3A, Class A2, 3.64%, 8/10/44	175	192

GE Capital Commercial Mortgage Corp., Series 2005-C2, Class A4, 4.98%, 5/10/43	200	219

GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	300	341

Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36	500	528

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, 8/10/42	500	538

Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.06%, 7/10/38	275	319

Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 12/10/49	400	467

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	400	457

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 8/10/38	250	268

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 7/10/39	200	218

GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38	300	341

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45	525	601

GS Mortgage Securities Corp. II, Series 2011-GC5, Class A2, 3.00%, 8/10/44	125	134

GS Mortgage Securities Corp. II, Series 2011-GC5, Class A4, 3.71%, 8/10/44	150	166

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

GS Mortgage Securities Corp. II, Series 2012-GC6, Class A3, 3.48%, 1/10/45	$200	$218

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4, 5.47%, 1/12/43	500	554

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4, 4.74%, 7/15/42	300	328

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class AJ, 5.48%, 12/15/44	370	395

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	500	571

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	600	691

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.92%, 2/12/49	700	822

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.00%, 6/15/49	1,063	1,230

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4, 5.88%, 2/15/51	215	253

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 1/15/49	500	575

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 8/15/46	200	229

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A3, 3.51%, 5/15/45	200	218

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4, 3.48%, 6/16/45	$175	$190

LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.57%, 1/15/31	540	566

LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.37%, 3/15/36	520	543

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.15%, 4/15/30	1,000	1,103

LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM, 5.71%, 3/15/39	185	203

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	800	924

LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	500	572

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.33%, 4/15/41	500	606

Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A2, 4.17%, 8/12/39	18	18

Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A2, 4.56%, 6/12/43	30	30

Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.85%, 5/12/39	150	173

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.04%, 6/12/50	650	738

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	150	170

Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.15%, 8/12/49	500	573

Morgan Stanley Capital I Trust, Series 2004-HQ4, Class A7, 4.97%, 4/14/40	1,400	1,485

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A4, 5.17%, 1/14/42	$500	$540

Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4, 5.38%, 11/14/42	520	580

Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4, 5.89%, 10/15/42	500	571

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	505	584

Morgan Stanley Capital I Trust, Series 2006-T21, Class A4, 5.16%, 10/12/52	500	562

Morgan Stanley Capital I Trust, Series 2006-T23, Class A4, 5.99%, 8/12/41	500	585

Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.08%, 6/11/49	300	352

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	500	591

Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.22%, 7/15/49	400	433

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	150	161

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	175	188

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	125	130

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	150	163

Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	1,000	1,075

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.47%, 12/15/44	500	563

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM, 5.52%, 12/15/44	250	270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Commercial Mortgage-Backed Securities – 1.9% – continued

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 1/15/45	$200	$224

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.47%, 1/15/45	500	550

Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM, 5.61%, 3/15/45	125	136

Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, 6.17%, 6/15/45	450	503

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.57%, 10/15/48	500	575

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 4/15/47	250	287

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.94%, 6/15/49	200	230

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	150	156

WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	175	190
		47,566

Credit Card – 0.1%

American Express Credit Account Master Trust, Series 2012-2, Class A, 0.68%, 3/15/18	300	301

BA Credit Card Trust, Series 2007-A1, Class A1, 5.17%, 6/15/19	185	218

Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 6/15/17	275	277

Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	250	251

Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8, 4.90%, 12/12/16	350	384

Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9, 5.10%, 11/20/17	170	194

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Credit Card – 0.1% – continued

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 6/15/39	$100	$138

Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1, 0.55%, 10/10/17	250	250

Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	300	367

Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	200	202

Discover Card Master Trust, Series 2012-A3, Class A3, 0.86%, 11/15/17	200	202

Discover Card Master Trust, Series 2012-A6, Class A6, 1.67%, 1/18/22	350	351

GE Capital Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	150	151
		3,286

Utilities – 0.1%

AEP Texas Central Transition Funding LLC, Series 2012-1, Class A3, 2.84%, 3/1/26	200	214

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A2, 3.46%, 8/15/19	200	221

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A3, 4.24%, 8/15/23	500	586

CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	125	126

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3, 4.38%, 11/1/23	100	117
		1,264
Total Asset-Backed Securities
(Cost $49,277)		55,229

CORPORATE BONDS – 17.3%

Advertising – 0.0%

Omnicom Group, Inc., 6.25%, 7/15/19	300	368

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Advertising – 0.0% – continued
3.63%, 5/1/22	$200	$211
		579

Aerospace/Defense – 0.3%

Boeing (The) Co., 3.75%, 11/20/16	400	447
6.13%, 2/15/33	135	181
6.63%, 2/15/38	100	148
5.88%, 2/15/40	75	104

General Dynamics Corp., 5.38%, 8/15/15	150	170
2.25%, 7/15/16	150	158
3.88%, 7/15/21	250	283

Goodrich Corp., 3.60%, 2/1/21	250	276

L-3 Communications Corp., 3.95%, 11/15/16	150	163
5.20%, 10/15/19	250	282
4.95%, 2/15/21	40	45

Lockheed Martin Corp., 7.65%, 5/1/16	100	121
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	566
8.50%, 12/1/29	75	111
6.15%, 9/1/36	275	357

Northrop Grumman Corp., 1.85%, 11/15/15	200	206
5.05%, 8/1/19	170	200
5.05%, 11/15/40	250	288

Raytheon Co., 1.40%, 12/15/14	55	56
1.63%, 10/15/15	350	359
4.40%, 2/15/20	510	591
4.70%, 12/15/41	100	116

United Technologies Corp., 4.88%, 5/1/15	275	305
1.20%, 6/1/15	200	204
5.38%, 12/15/17	390	474
4.50%, 4/15/20	450	529
3.10%, 6/1/22	795	847
7.50%, 9/15/29	100	146
6.05%, 6/1/36	100	134
6.13%, 7/15/38	175	237
4.50%, 6/1/42	450	504
		8,675

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Agriculture – 0.3%

Altria Group, Inc., 9.70%, 11/10/18	$321	$460
9.25%, 8/6/19	85	121
4.75%, 5/5/21	725	829
2.85%, 8/9/22	100	100
9.95%, 11/10/38	150	252
10.20%, 2/6/39	100	171
4.25%, 8/9/42	135	134

Archer-Daniels-Midland Co., 5.45%, 3/15/18	325	392
4.48%, 3/1/21	150	173
5.38%, 9/15/35	175	212
6.45%, 1/15/38	50	69
5.77%, 3/1/41	130	168

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	100	106
4.10%, 3/15/16	140	150
3.20%, 6/15/17	250	262
8.50%, 6/15/19	60	76

Lorillard Tobacco Co., 2.30%, 8/21/17	100	101

Philip Morris International, Inc., 2.50%, 5/16/16	100	106
1.63%, 3/20/17	500	511
5.65%, 5/16/18	625	766
4.50%, 3/26/20	250	293
4.13%, 5/17/21	250	284
2.90%, 11/15/21	300	312
6.38%, 5/16/38	280	388
3.88%, 8/21/42	150	151

Reynolds American, Inc., 7.63%, 6/1/16	150	181
		6,768

Airlines – 0.0%

Continental Airlines, Series 2009-2, Class A, Pass Through Trust, 7.25%, 11/10/19	338	386

Apparel – 0.0%

VF Corp., 3.50%, 9/1/21	150	161
6.00%, 10/15/33	100	125
6.45%, 11/1/37	30	41
		327

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Auto Manufacturers – 0.1%

Daimler Finance N.A. LLC, 6.50%, 11/15/13	$850	$905
8.50%, 1/18/31	175	277

Ford Motor Co., 7.45%, 7/16/31	350	435
		1,617

Auto Parts & Equipment – 0.0%

Johnson Controls, Inc., 2.60%, 12/1/16	75	79
5.00%, 3/30/20	155	176
5.70%, 3/1/41	250	298
		553

Banks – 3.0%

Bank of America Corp., 7.38%, 5/15/14	1,000	1,095
5.38%, 6/15/14	50	53
5.13%, 11/15/14	400	430
4.50%, 4/1/15	65	70
4.75%, 8/1/15	325	351
3.63%, 3/17/16	185	195
6.50%, 8/1/16	1,000	1,157
5.75%, 8/15/16	100	110
5.63%, 10/14/16	200	225
3.88%, 3/22/17	150	161
6.00%, 9/1/17	250	289
5.75%, 12/1/17	865	995
5.65%, 5/1/18	450	513
7.63%, 6/1/19	540	674
5.88%, 1/5/21	440	508
5.00%, 5/13/21	400	440
5.70%, 1/24/22	1,665	1,956
5.88%, 2/7/42	250	292

Bank of America N.A., 5.30%, 3/15/17	1,075	1,194
6.00%, 10/15/36	250	293

Bank of New York Mellon (The) Corp., 4.30%, 5/15/14	200	212
2.95%, 6/18/15	200	212
2.30%, 7/28/16	150	157
5.50%, 12/1/17	100	116
5.45%, 5/15/19	75	89
3.55%, 9/23/21	955	1,036

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Banks – 3.0% – continued

Bank One Corp., 7.75%, 7/15/25	$54	$70

BB&T Corp., 2.05%, 4/28/14	250	255
5.20%, 12/23/15	600	671
3.95%, 4/29/16	250	276
2.15%, 3/22/17	250	259
1.60%, 8/15/17	50	51

Capital One Financial Corp., 7.38%, 5/23/14	775	853
2.15%, 3/23/15	180	185
5.50%, 6/1/15	250	280
3.15%, 7/15/16	195	207

Citigroup, Inc., 5.13%, 5/5/14	126	133
6.38%, 8/12/14	500	544
5.00%, 9/15/14	1,300	1,371
2.65%, 3/2/15	150	154
2.25%, 8/7/15	125	127
5.30%, 1/7/16	800	879
3.95%, 6/15/16	1,000	1,070
4.45%, 1/10/17	250	275
5.50%, 2/15/17	225	249
6.00%, 8/15/17	100	116
6.13%, 11/21/17	1,075	1,265
6.13%, 5/15/18	350	414
8.50%, 5/22/19	1,500	1,984
4.50%, 1/14/22	735	807
6.63%, 6/15/32	100	115
6.00%, 10/31/33	350	377
6.88%, 3/5/38	900	1,183
8.13%, 7/15/39	360	535
5.88%, 1/30/42	30	36

Fifth Third Bancorp, 5.45%, 1/15/17	75	84
3.50%, 3/15/22	200	213
8.25%, 3/1/38	275	398

Goldman Sachs Group (The), Inc., 5.25%, 10/15/13	150	157
6.00%, 5/1/14	650	698
5.50%, 11/15/14	150	163
5.13%, 1/15/15	500	538
3.30%, 5/3/15	100	104

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Banks – 3.0% – continued
5.35%, 1/15/16	$1,100	$1,215
3.63%, 2/7/16	220	232
5.75%, 10/1/16	250	284
5.63%, 1/15/17	300	331
6.25%, 9/1/17	1,300	1,524
5.95%, 1/18/18	835	970
6.15%, 4/1/18	815	951
5.38%, 3/15/20	1,295	1,445
5.25%, 7/27/21	540	595
5.75%, 1/24/22	750	864
5.95%, 1/15/27	150	157
6.75%, 10/1/37	1,165	1,248
6.25%, 2/1/41	300	347

HSBC Bank USA N.A., 4.63%, 4/1/14	425	446
4.88%, 8/24/20	300	323
7.00%, 1/15/39	350	458

HSBC USA, Inc., 2.38%, 2/13/15	150	154

JPMorgan Chase & Co., 5.13%, 9/15/14	1,100	1,180
5.25%, 5/1/15	350	383
5.15%, 10/1/15	1,050	1,162
3.15%, 7/5/16	685	725
6.13%, 6/27/17	100	118
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,920
6.30%, 4/23/19	500	615
4.95%, 3/25/20	375	428
4.40%, 7/22/20	300	330
4.63%, 5/10/21	250	279
4.35%, 8/15/21	615	678
4.50%, 1/24/22	750	832
3.25%, 9/23/22	210	213
6.40%, 5/15/38	554	716
5.60%, 7/15/41	300	360
5.40%, 1/6/42	100	116

JPMorgan Chase Bank N.A., 5.88%, 6/13/16	200	230
6.00%, 10/1/17	650	769

KeyBank N.A., 5.80%, 7/1/14	250	269
5.45%, 3/3/16	100	112

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Banks – 3.0% – continued

KeyCorp, 3.75%, 8/13/15	$250	$270
5.10%, 3/24/21	25	29

Manufacturers & Traders Trust Co., 6.63%, 12/4/17	250	301

Mellon Funding Corp., 5.00%, 12/1/14	100	107

Morgan Stanley, 4.75%, 4/1/14	1,300	1,346
4.20%, 11/20/14	280	291
4.10%, 1/26/15	500	518
6.00%, 4/28/15	2,025	2,195
5.38%, 10/15/15	200	215
3.80%, 4/29/16	150	155
5.45%, 1/9/17	325	354
4.75%, 3/22/17	250	268
6.25%, 8/28/17	350	397
5.95%, 12/28/17	175	197
6.63%, 4/1/18	1,050	1,206
7.30%, 5/13/19	645	761
5.63%, 9/23/19	475	519
5.50%, 7/28/21	565	618
6.25%, 8/9/26	100	113
6.38%, 7/24/42	300	330

National City Corp., 4.90%, 1/15/15	200	218

PNC Bank N.A., 4.88%, 9/21/17	100	115

PNC Funding Corp., 4.25%, 9/21/15	250	274
2.70%, 9/19/16	60	64
6.70%, 6/10/19	600	763
4.38%, 8/11/20	500	570
3.30%, 3/8/22	150	161

State Street Corp., 4.30%, 5/30/14	345	366

SunTrust Bank, 7.25%, 3/15/18	125	151

SunTrust Banks, Inc., 3.60%, 4/15/16	100	107

U.S. Bancorp, 1.13%, 10/30/13	70	71
3.15%, 3/4/15	215	228
2.45%, 7/27/15	70	74

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Banks – 3.0% – continued
2.20%, 11/15/16	$75	$79
1.65%, 5/15/17	200	205
4.13%, 5/24/21	200	229
3.00%, 3/15/22	115	120

U.S. Bank N.A., 6.30%, 2/4/14	300	322
4.95%, 10/30/14	250	271
4.80%, 4/15/15	100	110

UnionBanCal Corp., 3.50%, 6/18/22	150	159

Wachovia Bank N.A., 5.85%, 2/1/37	250	314
6.60%, 1/15/38	300	417

Wachovia Corp., 4.88%, 2/15/14	250	263
5.25%, 8/1/14	150	161
5.63%, 10/15/16	550	637
5.75%, 6/15/17	350	420
5.75%, 2/1/18	600	725

Wells Fargo & Co., 4.63%, 4/15/14	415	434
5.00%, 11/15/14	100	108
1.25%, 2/13/15	500	506
3.63%, 4/15/15	250	268
1.50%, 7/1/15	250	254
5.13%, 9/15/16	475	534
2.63%, 12/15/16	250	265
2.10%, 5/8/17	250	259
5.63%, 12/11/17	445	534
4.60%, 4/1/21	500	578
3.50%, 3/8/22	750	800
5.38%, 2/7/35	125	153

Wells Fargo Capital X, 5.95%, 12/15/36	100	102
		75,603

Beverages – 0.4%

Anheuser-Busch Cos. LLC, 4.95%, 1/15/14	175	185
5.50%, 1/15/18	375	452
5.95%, 1/15/33	100	128
6.45%, 9/1/37	50	71

Anheuser-Busch InBev Worldwide, Inc., 1.50%, 7/14/14	85	87

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Beverages – 0.4% – continued
4.13%, 1/15/15	$500	$539
2.88%, 2/15/16	75	80
1.38%, 7/15/17	500	506
5.38%, 1/15/20	450	559
2.50%, 7/15/22	60	61
8.20%, 1/15/39	1,000	1,671
3.75%, 7/15/42	65	65

Beam, Inc., 5.38%, 1/15/16	86	98
1.88%, 5/15/17	65	66

Bottling Group LLC, 5.50%, 4/1/16	675	781

Coca-Cola (The) Co., 0.75%, 3/13/15	150	151
1.80%, 9/1/16	65	68
1.65%, 3/14/18	125	129
3.15%, 11/15/20	1,115	1,216
3.30%, 9/1/21	250	278

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	250	251

Coca-Cola Refreshments USA, Inc., 7.38%, 3/3/14	125	137

Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	135	143
2.60%, 1/15/19	80	82

Molson Coors Brewing Co., 2.00%, 5/1/17	60	62
5.00%, 5/1/42	100	112

PepsiAmericas, Inc., 4.88%, 1/15/15	50	55

PepsiCo, Inc., 0.80%, 8/25/14	585	588
3.10%, 1/15/15	450	475
0.75%, 3/5/15	60	60
0.70%, 8/13/15	150	151
2.50%, 5/10/16	200	211
5.00%, 6/1/18	650	773
4.50%, 1/15/20	300	352
2.75%, 3/5/22	385	400
4.88%, 11/1/40	165	197
4.00%, 3/5/42	50	52
3.60%, 8/13/42	50	49
		11,341

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Biotechnology – 0.2%

Amgen, Inc., 4.85%, 11/18/14	$175	$190
2.30%, 6/15/16	100	104
2.50%, 11/15/16	250	262
5.85%, 6/1/17	375	448
4.50%, 3/15/20	165	185
3.88%, 11/15/21	250	269
6.38%, 6/1/37	100	125
6.40%, 2/1/39	100	126
5.75%, 3/15/40	500	585
5.15%, 11/15/41	500	557
5.65%, 6/15/42	100	119
5.38%, 5/15/43	200	232

Genentech, Inc., 4.75%, 7/15/15	150	167

Gilead Sciences, Inc., 3.05%, 12/1/16	100	107
5.65%, 12/1/41	330	413

Life Technologies Corp., 3.50%, 1/15/16	250	263
6.00%, 3/1/20	500	595
		4,747

Building Materials – 0.0%

CRH America, Inc., 6.00%, 9/30/16	100	112

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	112
		224

Chemicals – 0.4%

Air Products & Chemicals, Inc., 2.00%, 8/2/16	145	151
1.20%, 10/15/17	250	251

Cabot Corp., 2.55%, 1/15/18	200	205

Dow Chemical (The) Co., 7.60%, 5/15/14	1,000	1,105
5.70%, 5/15/18	100	120
4.13%, 11/15/21	200	218
7.38%, 11/1/29	100	132
9.40%, 5/15/39	300	486
5.25%, 11/15/41	400	454

E.I. Du Pont de Nemours & Co., 1.75%, 3/25/14	200	204

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Chemicals – 0.4% – continued
3.25%, 1/15/15	$350	$372
5.25%, 12/15/16	400	469
6.00%, 7/15/18	615	773
6.50%, 1/15/28	100	134

Eastman Chemical Co., 2.40%, 6/1/17	60	63
4.80%, 9/1/42	100	108

Ecolab, Inc., 1.00%, 8/9/15	75	75
3.00%, 12/8/16	175	188
4.35%, 12/8/21	250	284
5.50%, 12/8/41	105	131

Lubrizol Corp., 6.50%, 10/1/34	50	69

Monsanto Co., 2.75%, 4/15/16	50	53
5.13%, 4/15/18	240	288
2.20%, 7/15/22	65	65
5.50%, 8/15/25	50	64

Mosaic (The) Co., 4.88%, 11/15/41	100	111

PPG Industries, Inc., 1.90%, 1/15/16	50	52
6.65%, 3/15/18	220	271
2.70%, 8/15/22	60	60
7.70%, 3/15/38	200	297

Praxair, Inc., 4.50%, 8/15/19	400	463
4.05%, 3/15/21	100	113
2.45%, 2/15/22	250	251
2.20%, 8/15/22	150	148

Rohm & Haas Co., 6.00%, 9/15/17	250	299

Sherwin-Williams (The) Co., 3.13%, 12/15/14	300	315

Westlake Chemical Corp., 3.60%, 7/15/22	65	66
		8,908

Commercial Services – 0.1%

ADT (The) Corp., 2.25%, 7/15/17 (1)(2)	150	154
4.88%, 7/15/42 (1)(2)	100	108

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Commercial Services – 0.1% – continued

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	$200	$241

California Institute of Technology, 4.70%, 11/1/11 (3)	110	123

George Washington University (The), 3.49%, 9/15/22	50	54

Massachusetts Institute of Technology, 5.60%, 7/1/11 (3)	190	274

Princeton University, 4.95%, 3/1/19	100	121

SAIC, Inc., 5.95%, 12/1/40	200	227

Trustees of Dartmouth College, 4.75%, 6/1/19	170	201

University of Pennsylvania, 4.67%, 9/1/12 (4)	100	114

Vanderbilt University, 5.25%, 4/1/19	100	121

Western Union (The) Co., 5.93%, 10/1/16	355	418
6.20%, 11/17/36	50	57
6.20%, 6/21/40	70	83
		2,296

Computers – 0.4%

Computer Sciences Corp., 2.50%, 9/15/15	65	66

Dell, Inc., 5.65%, 4/15/18	530	620
5.88%, 6/15/19	100	118
7.10%, 4/15/28	100	123

Hewlett-Packard Co., 6.13%, 3/1/14	1,000	1,066
1.55%, 5/30/14	125	126
4.75%, 6/2/14	700	738
2.13%, 9/13/15	200	203
2.20%, 12/1/15	250	254
2.65%, 6/1/16	250	256
3.00%, 9/15/16	500	517
2.60%, 9/15/17	250	251
4.38%, 9/15/21	250	256
6.00%, 9/15/41	500	527

International Business Machines Corp., 1.25%, 5/12/14	100	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Computers – 0.4% – continued
0.75%, 5/11/15	$100	$101
1.95%, 7/22/16	500	522
1.25%, 2/6/17	250	254
5.70%, 9/14/17	1,450	1,777
8.38%, 11/1/19	50	71
2.90%, 11/1/21	200	214
1.88%, 8/1/22	200	195
6.50%, 1/15/28	100	138
5.60%, 11/30/39	275	367
		8,861

Cosmetics/Personal Care – 0.1%

Colgate-Palmolive Co., 1.30%, 1/15/17	250	256
2.30%, 5/3/22	165	167
1.95%, 2/1/23	250	244

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	50
6.00%, 5/15/37	100	132

Procter & Gamble (The) Co., 4.85%, 12/15/15	1,208	1,370
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	238
2.30%, 2/6/22	215	220
5.80%, 8/15/34	100	136
5.55%, 3/5/37	50	68
		2,932

Diversified Financial Services – 1.5%

American Express Co., 6.15%, 8/28/17	800	973
7.00%, 3/19/18	300	380
8.13%, 5/20/19	550	744
8.15%, 3/19/38	170	273

American Express Credit Corp., 1.75%, 6/12/15	350	358
2.80%, 9/19/16	1,250	1,329
2.38%, 3/24/17	250	263

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	96
5.30%, 3/15/20	95	112

Aon Corp., 5.00%, 9/30/20	350	403

Bear Stearns (The) Cos. LLC, 5.30%, 10/30/15	850	948

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Diversified Financial Services – 1.5% – continued
5.55%, 1/22/17	$50	$57
6.40%, 10/2/17	150	180
7.25%, 2/1/18	535	668

BlackRock, Inc., 3.50%, 12/10/14	275	293
1.38%, 6/1/15	170	173
5.00%, 12/10/19	130	154
4.25%, 5/24/21	150	168

Boeing Capital Corp., 2.13%, 8/15/16	275	289

Caterpillar Financial Services Corp., 6.13%, 2/17/14	100	108
4.75%, 2/17/15	275	301
1.10%, 5/29/15	40	41
2.65%, 4/1/16	150	159
2.05%, 8/1/16	150	156
1.75%, 3/24/17	100	102
5.85%, 9/1/17	592	716
5.45%, 4/15/18	300	362

Charles Schwab (The) Corp., 4.95%, 6/1/14	120	129
4.45%, 7/22/20	250	286

Credit Suisse USA, Inc., 4.88%, 1/15/15	375	405

Ford Motor Credit Co. LLC, 2.50%, 1/15/16	500	506
4.25%, 2/3/17	1,500	1,594
3.00%, 6/12/17	640	651
5.88%, 8/2/21	500	566
4.25%, 9/20/22	300	307

General Electric Capital Corp., 2.10%, 1/7/14	300	306
5.90%, 5/13/14	370	400
3.75%, 11/14/14	750	795
4.88%, 3/4/15	350	382
1.63%, 7/2/15	150	153
5.00%, 1/8/16	100	111
2.95%, 5/9/16	200	211
2.90%, 1/9/17	750	794
2.30%, 4/27/17	250	257
5.63%, 9/15/17	1,175	1,384
5.63%, 5/1/18	2,575	3,037
5.50%, 1/8/20	200	237
4.63%, 1/7/21	1,400	1,563

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Diversified Financial Services – 1.5% – continued
4.65%, 10/17/21	$1,750	$1,961
3.15%, 9/7/22	250	251
6.75%, 3/15/32	150	192
6.15%, 8/7/37	150	184
5.88%, 1/14/38	600	715
6.88%, 1/10/39	550	735

HSBC Finance Corp., 5.50%, 1/19/16	650	719

Jefferies Group, Inc., 8.50%, 7/15/19	50	57

John Deere Capital Corp., 2.95%, 3/9/15	350	369
0.88%, 4/17/15	150	151
0.95%, 6/29/15	150	151
2.25%, 6/7/16	250	262
1.85%, 9/15/16	200	207
2.00%, 1/13/17	115	120
1.40%, 3/15/17	250	255
1.20%, 10/10/17	250	251
5.75%, 9/10/18	200	247
3.15%, 10/15/21	250	267
2.80%, 1/27/23	150	155

Merrill Lynch & Co., Inc., 5.45%, 7/15/14	330	352
6.40%, 8/28/17	200	233
6.88%, 4/25/18	505	605
6.88%, 11/15/18	275	332
6.11%, 1/29/37	150	159
7.75%, 5/14/38	175	220

National Rural Utilities Cooperative Finance Corp., 1.90%, 11/1/15	250	258
5.45%, 2/1/18	300	361
3.05%, 2/15/22	35	37
8.00%, 3/1/32	50	76

PACCAR Financial Corp., 1.60%, 3/15/17	90	92

SLM Corp., 5.00%, 10/1/13	650	674
4.63%, 9/25/17	500	507
7.25%, 1/25/22	250	280

Toyota Motor Credit Corp., 1.25%, 11/17/14	150	152
1.00%, 2/17/15	500	505
0.88%, 7/17/15	150	151

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Diversified Financial Services – 1.5% – continued

2.80%, 1/11/16	$300	$319

2.00%, 9/15/16	165	171

2.05%, 1/12/17	250	260

1.75%, 5/22/17	150	154

4.50%, 6/17/20	300	347
		37,374

Electric – 1.6%

Alabama Power Co., 6.13%, 5/15/38	50	67
4.10%, 1/15/42	75	79

Ameren Illinois Co., 2.70%, 9/1/22	250	255

American Electric Power Co., Inc., 5.25%, 6/1/15	300	327

Appalachian Power Co., 4.60%, 3/30/21	250	290
7.00%, 4/1/38	75	105

Arizona Public Service Co., 4.50%, 4/1/42	230	248

Baltimore Gas & Electric Co., 3.50%, 11/15/21	275	296

Carolina Power & Light Co., 5.30%, 1/15/19	150	181
3.00%, 9/15/21	150	159
2.80%, 5/15/22	100	104

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	105

Cleveland Electric Illuminating (The) Co., 5.70%, 4/1/17	250	283

Commonwealth Edison Co., 5.95%, 8/15/16	125	147
1.95%, 9/1/16	100	104
6.15%, 9/15/17	225	276
5.80%, 3/15/18	300	368
4.00%, 8/1/20	410	465
6.45%, 1/15/38	200	281
3.80%, 10/1/42	90	91

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	294
5.30%, 3/1/35	150	185
5.85%, 3/15/36	100	132
6.20%, 6/15/36	200	276
6.75%, 4/1/38	100	149
5.50%, 12/1/39	85	110

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Electric – 1.6% – continued

Constellation Energy Group, Inc., 4.55%, 6/15/15	$100	$109
7.60%, 4/1/32	100	133

Consumers Energy Co., 5.50%, 8/15/16	125	144
6.13%, 3/15/19	200	249
2.85%, 5/15/22	45	47

Delmarva Power & Light Co., 4.00%, 6/1/42	200	210

Detroit Edison (The) Co., 5.60%, 6/15/18	125	152
5.70%, 10/1/37	50	66
3.95%, 6/15/42	100	104

Dominion Resources, Inc., 5.15%, 7/15/15	50	56
1.95%, 8/15/16	200	207
1.40%, 9/15/17	150	150
6.00%, 11/30/17	100	122
6.40%, 6/15/18	20	25
5.25%, 8/1/33	250	289
5.95%, 6/15/35	250	315
7.00%, 6/15/38	20	29
4.90%, 8/1/41	35	41
4.05%, 9/15/42	100	103

DTE Energy Co., 6.38%, 4/15/33	50	66

Duke Energy Carolinas LLC, 5.30%, 10/1/15	100	113
1.75%, 12/15/16	70	72
5.25%, 1/15/18	200	240
5.10%, 4/15/18	65	78
3.90%, 6/15/21	50	56
6.45%, 10/15/32	106	139
6.10%, 6/1/37	150	194
6.00%, 1/15/38	35	46
6.05%, 4/15/38	175	232
5.30%, 2/15/40	400	489

Duke Energy Corp., 1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	124

Duke Energy Indiana, Inc., 6.45%, 4/1/39	250	346
4.20%, 3/15/42	100	102

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Electric – 1.6% – continued

Entergy Corp., 4.70%, 1/15/17	$125	$136

Entergy Louisiana LLC, 1.88%, 12/15/14	85	87
6.50%, 9/1/18	100	122
5.40%, 11/1/24	150	185

Entergy Texas, Inc., 7.13%, 2/1/19	250	308

Exelon Corp., 5.63%, 6/15/35	75	86

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	255
4.25%, 6/15/22 (1)(2)	250	265

FirstEnergy Corp., 7.38%, 11/15/31	250	327

FirstEnergy Solutions Corp., 6.80%, 8/15/39	380	419

Florida Power & Light Co., 5.55%, 11/1/17	225	275
5.65%, 2/1/37	350	454
5.95%, 2/1/38	150	205
5.69%, 3/1/40	400	535
4.13%, 2/1/42	250	272
4.05%, 6/1/42	100	107

Florida Power Corp., 5.80%, 9/15/17	50	60
5.65%, 6/15/18	225	274
3.10%, 8/15/21	25	27
6.35%, 9/15/37	50	68
6.40%, 6/15/38	285	392

Georgia Power Co., 0.75%, 8/10/15	100	100
4.25%, 12/1/19	500	570
2.85%, 5/15/22	100	104
4.30%, 3/15/42	60	64

Kansas City Power & Light Co., 5.30%, 10/1/41	50	58

Metropolitan Edison Co., 4.88%, 4/1/14	200	209

MidAmerican Energy Co., 5.30%, 3/15/18	500	599

MidAmerican Energy Holdings Co., 6.13%, 4/1/36	600	768
6.50%, 9/15/37	200	268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS - 17.3% – continued

Electric – 1.6% – continued

Midamerican Funding LLC, 6.93%, 3/1/29	$50	$67

Mississippi Power Co., 4.25%, 3/15/42	100	103

National Fuel Gas Co., 4.90%, 12/1/21	150	163

Nevada Power Co., 6.65%, 4/1/36	100	138
5.45%, 5/15/41	35	43

NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	50	50
6.65%, 6/15/67	25	27

Nisource Finance Corp., 5.25%, 9/15/17	450	521
5.45%, 9/15/20	200	235
4.45%, 12/1/21	165	183
5.95%, 6/15/41	100	120
5.25%, 2/15/43	100	112

Northern States Power Co., 5.25%, 3/1/18	125	151
2.15%, 8/15/22	350	349
6.25%, 6/1/36	100	140
5.35%, 11/1/39	65	83

NSTAR Electric Co., 4.88%, 4/15/14	200	212

Oglethorpe Power Corp., 5.38%, 11/1/40	150	181

Ohio Power Co., 6.60%, 2/15/33	100	131

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	278
4.10%, 6/1/22	250	265
7.25%, 1/15/33	200	251
7.50%, 9/1/38	145	189

Pacific Gas & Electric Co., 4.80%, 3/1/14	225	238
5.63%, 11/30/17	660	803
4.25%, 5/15/21	150	173
3.25%, 9/15/21	45	49
2.45%, 8/15/22	100	100
6.05%, 3/1/34	450	591
5.80%, 3/1/37	100	128
5.40%, 1/15/40	160	198
3.75%, 8/15/42	50	49

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Electric – 1.6% – continued

PacifiCorp, 3.85%, 6/15/21	$600	$676
2.95%, 2/1/22	100	106
6.25%, 10/15/37	275	377
6.00%, 1/15/39	60	81

Peco Energy Co., 5.35%, 3/1/18	25	30

Pennsylvania Electric Co., 6.05%, 9/1/17	300	349

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	53

PPL Electric Utilities Corp., 3.00%, 9/15/21	250	265
2.50%, 9/1/22	50	51
6.25%, 5/15/39	275	381
5.20%, 7/15/41	35	44

PPL Energy Supply LLC, 5.40%, 8/15/14	250	266
6.50%, 5/1/18	100	118

Progress Energy, Inc., 3.15%, 4/1/22	160	163
7.75%, 3/1/31	50	70
6.00%, 12/1/39	450	566

PSEG Power LLC, 5.50%, 12/1/15	175	196
2.75%, 9/15/16	35	36

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,094
2.25%, 9/15/22	100	100

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	56
6.63%, 11/15/37	125	162

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	696
5.38%, 11/1/39	250	320
3.95%, 5/1/42	50	53
3.65%, 9/1/42	30	30

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	32
6.27%, 3/15/37	75	105
5.80%, 3/15/40	250	334
5.64%, 4/15/41	80	104

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	70

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Electric – 1.6% – continued
6.13%, 9/15/37	$50	$70
4.50%, 8/15/40	150	173
3.95%, 11/15/41	100	106
4.30%, 4/1/42	150	169

SCANA Corp., 4.75%, 5/15/21	75	81
4.13%, 2/1/22	135	139

Sierra Pacific Power Co., 6.00%, 5/15/16	250	292

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	138
6.05%, 1/15/38	265	346
4.35%, 2/1/42	115	124

Southern (The) Co., 2.38%, 9/15/15	250	262
1.95%, 9/1/16	200	206

Southern California Edison Co., 5.00%, 1/15/14	150	159
5.50%, 8/15/18	100	123
3.88%, 6/1/21	150	170
6.65%, 4/1/29	300	399
6.00%, 1/15/34	100	133
5.55%, 1/15/37	125	160
5.95%, 2/1/38	100	134
6.05%, 3/15/39	50	69
5.50%, 3/15/40	150	195

Southern Power Co., 4.88%, 7/15/15	150	165
5.15%, 9/15/41	500	573

Southwestern Electric Power Co., 5.88%, 3/1/18	400	467
3.55%, 2/15/22	150	157
6.20%, 3/15/40	200	255

Southwestern Public Service Co., 6.00%, 10/1/36	100	126

System Energy Resources, Inc., 4.10%, 4/1/23	160	162

Tampa Electric Co., 2.60%, 9/15/22	220	223
4.10%, 6/15/42	50	52

Union Electric Co., 6.40%, 6/15/17	400	491
3.90%, 9/15/42	50	51

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Electric – 1.6% – continued

Virginia Electric and Power Co., 5.40%, 4/30/18	$425	$514
2.95%, 1/15/22	95	101
6.00%, 1/15/36	50	67
8.88%, 11/15/38	300	516

Westar Energy, Inc., 4.13%, 3/1/42	115	125

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	194

Xcel Energy, Inc., 4.70%, 5/15/20	100	117
6.50%, 7/1/36	100	137
		39,370

Electrical Components & Equipment – 0.0%

Emerson Electric Co., 4.75%, 10/15/15	100	111
5.38%, 10/15/17	100	119
5.25%, 10/15/18	325	395
6.00%, 8/15/32	25	33
6.13%, 4/15/39	50	70
		728

Electronics – 0.1%

Agilent Technologies, Inc., 5.50%, 9/14/15	700	786
3.20%, 10/1/22	225	227

Honeywell International, Inc., 5.30%, 3/15/17	200	236
5.30%, 3/1/18	290	352
5.70%, 3/15/36	720	954
5.70%, 3/15/37	125	167

Thermo Fisher Scientific, Inc., 3.20%, 5/1/15	320	338
2.25%, 8/15/16	100	104
1.85%, 1/15/18	140	142
3.60%, 8/15/21	250	268
		3,574

Engineering & Construction – 0.0%

ABB Finance USA, Inc., 1.63%, 5/8/17	90	92

Environmental Control – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	165	183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Environmental Control – 0.1% – continued
5.50%, 9/15/19	$120	$142
5.00%, 3/1/20	400	463
5.25%, 11/15/21	500	592
3.55%, 6/1/22	100	105

Waste Management, Inc., 5.00%, 3/15/14	100	106
2.60%, 9/1/16	35	37
6.10%, 3/15/18	250	300
2.90%, 9/15/22	110	110
7.10%, 8/1/26	125	168
6.13%, 11/30/39	400	504
		2,710

Food – 0.5%

Campbell Soup Co., 4.25%, 4/15/21	150	172
2.50%, 8/2/22	55	55
3.80%, 8/2/42	40	40

ConAgra Foods, Inc., 7.00%, 4/15/19	300	376
3.25%, 9/15/22	55	55
7.00%, 10/1/28	100	125

General Mills, Inc., 1.55%, 5/16/14	100	102
5.20%, 3/17/15	500	555
3.15%, 12/15/21	500	520
5.40%, 6/15/40	70	85

H.J. Heinz Co., 1.50%, 3/1/17	310	315

H.J. Heinz Finance Co., 6.75%, 3/15/32	50	64

Hershey (The) Co., 1.50%, 11/1/16	250	257

Ingredion, Inc., 1.80%, 9/25/17	155	155

Kellogg Co., 1.88%, 11/17/16	55	57
1.75%, 5/17/17	75	77
3.25%, 5/21/18	130	143
4.15%, 11/15/19	335	381
7.45%, 4/1/31	100	140

Kraft Foods Group, Inc., 1.63%, 6/4/15 (1)(2)	100	102
3.50%, 6/6/22 (1)(2)	130	137
5.00%, 6/4/42 (1)(2)	155	173

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Food – 0.5% – continued

Kroger (The) Co., 3.90%, 10/1/15	$80	$87
2.20%, 1/15/17	190	195
6.15%, 1/15/20	25	31
3.40%, 4/15/22	400	417
7.50%, 4/1/31	200	262
6.90%, 4/15/38	100	126

Mondelez International, Inc., 5.25%, 10/1/13	125	131
4.13%, 2/9/16	500	549
6.50%, 8/11/17	150	184
6.13%, 2/1/18	815	995
6.13%, 8/23/18	50	62
5.38%, 2/10/20	500	603
6.50%, 11/1/31	150	191
7.00%, 8/11/37	100	138
6.88%, 2/1/38	100	137
6.88%, 1/26/39	100	137
6.50%, 2/9/40	500	677

Safeway, Inc., 3.40%, 12/1/16	165	173
6.35%, 8/15/17	275	310
5.00%, 8/15/19	385	401
3.95%, 8/15/20	350	341

Sysco Corp., 2.60%, 6/12/22	95	98
6.63%, 3/17/39	200	293

Tyson Foods, Inc., 4.50%, 6/15/22	300	314

Unilever Capital Corp., 0.45%, 7/30/15	500	498
4.25%, 2/10/21	250	293
5.90%, 11/15/32	125	177
		11,906

Forest Products & Paper – 0.1%

Georgia-Pacific LLC, 7.75%, 11/15/29	500	661

International Paper Co., 5.30%, 4/1/15	100	109
7.95%, 6/15/18	325	418
7.50%, 8/15/21	350	459
4.75%, 2/15/22	125	142
7.30%, 11/15/39	45	60
6.00%, 11/15/41	250	305

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Forest Products & Paper – 0.1% – continued

Westvaco Corp., 7.95%, 2/15/31	$100	$131
		2,285

Gas - 0.1%

AGL Capital Corp., 3.50%, 9/15/21	150	161
5.88%, 3/15/41	100	131

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	48

KeySpan Corp., 5.80%, 4/1/35	175	204

Sempra Energy, 2.00%, 3/15/14	200	203
2.30%, 4/1/17	80	84
6.15%, 6/15/18	400	495
2.88%, 10/1/22	60	61

Southern California Gas Co., 5.75%, 11/15/35	150	197
3.75%, 9/15/42	75	77

Southern Union Co., 8.25%, 11/15/29	25	31
		1,692

Hand/Machine Tools – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	276

Healthcare – Products – 0.2%

Baxter International, Inc., 4.63%, 3/15/15	100	110
1.85%, 1/15/17	100	103
5.38%, 6/1/18	225	273
2.40%, 8/15/22	200	201
6.25%, 12/1/37	30	42
3.65%, 8/15/42	30	30

Becton, Dickinson and Co., 1.75%, 11/8/16	250	259
3.25%, 11/12/20	430	464
3.13%, 11/8/21	150	161
5.00%, 11/12/40	150	181

Boston Scientific Corp., 7.38%, 1/15/40	100	137

Medtronic, Inc., 3.00%, 3/15/15	250	264

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Healthcare – Products – 0.2% – continued
4.75%, 9/15/15	$200	$224
4.13%, 3/15/21	500	568
3.13%, 3/15/22	150	160
6.50%, 3/15/39	100	145
4.50%, 3/15/42	100	113

St. Jude Medical, Inc., 2.50%, 1/15/16	150	157

Stryker Corp., 2.00%, 9/30/16	125	130

Zimmer Holdings, Inc., 3.38%, 11/30/21	250	262
		3,984

Healthcare – Services – 0.2%

Aetna, Inc., 1.75%, 5/15/17	50	51
3.95%, 9/1/20	375	407
4.13%, 6/1/21	250	275
6.75%, 12/15/37	150	199
4.50%, 5/15/42	100	101

Cigna Corp., 4.00%, 2/15/22	335	361
5.38%, 2/15/42	250	280

Quest Diagnostics, Inc., 6.40%, 7/1/17	100	119
4.75%, 1/30/20	340	380
5.75%, 1/30/40	85	101

UnitedHealth Group, Inc., 5.00%, 8/15/14	6	6
1.88%, 11/15/16	125	129
4.70%, 2/15/21	300	350
2.88%, 3/15/22	500	510
5.80%, 3/15/36	250	302
6.63%, 11/15/37	350	470
6.88%, 2/15/38	100	139
5.70%, 10/15/40	135	164
4.38%, 3/15/42	100	107

WellPoint, Inc., 5.25%, 1/15/16	150	168
2.38%, 2/15/17	200	207
5.88%, 6/15/17	350	416
1.88%, 1/15/18	205	207
3.13%, 5/15/22	100	100
5.85%, 1/15/36	600	695
		6,244

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Home Furnishings – 0.0%

Whirlpool Corp., 4.85%, 6/15/21	$100	$106
4.70%, 6/1/22	250	258
		364

Household Products/Wares – 0.0%

Clorox (The) Co., 5.00%, 1/15/15	75	82
5.95%, 10/15/17	25	30
3.05%, 9/15/22	250	255

Kimberly-Clark Corp., 6.13%, 8/1/17	50	61
6.25%, 7/15/18	150	189
2.40%, 3/1/22	50	51
6.63%, 8/1/37	350	515
		1,183

Housewares – 0.0%

Newell Rubbermaid, Inc., 2.00%, 6/15/15	50	51
4.70%, 8/15/20	350	384
		435

Insurance – 0.9%

ACE INA Holdings, Inc., 5.80%, 3/15/18	300	368
5.90%, 6/15/19	355	439
6.70%, 5/15/36	50	71

Aflac, Inc., 8.50%, 5/15/19	1,000	1,339
6.90%, 12/17/39	80	104

Alleghany Corp., 4.95%, 6/27/22	165	180

Allstate (The) Corp., 5.55%, 5/9/35	50	61
6.13%, 5/15/37	100	103
5.20%, 1/15/42	225	270
6.50%, 5/15/57	225	237

American International Group, Inc., 4.25%, 9/15/14	250	264
5.05%, 10/1/15	100	110
3.80%, 3/22/17	285	307
5.45%, 5/18/17	300	342
5.85%, 1/16/18	225	261
8.25%, 8/15/18	150	193
4.88%, 6/1/22	500	564

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Insurance – 0.9% – continued
6.25%, 5/1/36	$100	$128
8.18%, 5/15/58	440	538

Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	261
4.85%, 1/15/15	575	631
5.40%, 5/15/18	300	362
5.75%, 1/15/40	255	311
4.40%, 5/15/42	100	103

Berkshire Hathaway, Inc., 3.20%, 2/11/15	500	530
1.90%, 1/31/17	125	129

Chubb (The) Corp., 5.75%, 5/15/18	325	402
6.00%, 5/11/37	50	68
6.50%, 5/15/38	85	121

CNA Financial Corp., 5.85%, 12/15/14	290	315

Genworth Financial, Inc., 5.75%, 6/15/14	175	180
6.52%, 5/22/18	50	51
7.20%, 2/15/21	500	511

Hartford Financial Services Group, Inc., 5.38%, 3/15/17	150	167
5.50%, 3/30/20	250	283
5.13%, 4/15/22	250	281
5.95%, 10/15/36	75	80

Lincoln National Corp., 4.20%, 3/15/22	165	173
6.15%, 4/7/36	150	171
6.30%, 10/9/37	100	115
7.00%, 5/17/66	1,000	1,011

Markel Corp., 4.90%, 7/1/22	100	106

Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	236	264

MetLife, Inc., 2.38%, 2/6/14	450	460
5.00%, 6/15/15	825	916
6.75%, 6/1/16	170	204
6.38%, 6/15/34	150	196
5.70%, 6/15/35	700	860
6.40%, 12/15/36	150	157
4.13%, 8/13/42	50	49

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Insurance – 0.9% – continued

Primerica, Inc., 4.75%, 7/15/22	$100	$106

Principal Financial Group, Inc., 4.63%, 9/15/42	40	41

Principal Life Income Funding Trusts, 5.10%, 4/15/14	231	246

Progressive (The) Corp., 3.75%, 8/23/21	330	367

Protective Life Corp., 7.38%, 10/15/19	300	357
8.45%, 10/15/39	200	258

Prudential Financial, Inc., 5.10%, 9/20/14	40	43
3.88%, 1/14/15	200	212
6.00%, 12/1/17	425	503
7.38%, 6/15/19	500	632
5.38%, 6/21/20	175	202
4.50%, 11/16/21	250	276
5.75%, 7/15/33	50	56
6.63%, 12/1/37	200	249
8.88%, 6/15/38	50	62
6.20%, 11/15/40	75	90

Reinsurance Group of America, Inc., 6.45%, 11/15/19	1,000	1,161

Swiss Re Solutions Holding Corp., 6.45%, 3/1/19	575	671

Torchmark Corp., 3.80%, 9/15/22	50	51

Travelers (The) Cos., Inc., 5.50%, 12/1/15	150	171
5.80%, 5/15/18	375	461
6.25%, 6/15/37	375	505
5.35%, 11/1/40	25	31

Unum Group, 5.75%, 8/15/42	150	158

Willis North America, Inc., 6.20%, 3/28/17	1,000	1,140
		23,396

Internet – 0.1%

eBay, Inc., 0.70%, 7/15/15	75	76
1.63%, 10/15/15	250	258
4.00%, 7/15/42	35	34

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Internet – 0.1% – continued

Google, Inc., 1.25%, 5/19/14	$360	$365
3.63%, 5/19/21	250	281

Symantec Corp., 2.75%, 6/15/17	110	113
4.20%, 9/15/20	200	208
		1,335

Iron/Steel – 0.0%

Allegheny Technologies,Inc., 5.95%, 1/15/21	25	28

Cliffs Natural Resources,Inc., 6.25%, 10/1/40	200	196

Nucor Corp., 5.85%, 6/1/18	200	241
6.40%, 12/1/37	150	208
		673

Lodging – 0.0%

Marriott International, Inc., 3.00%, 3/1/19	250	256
3.25%, 9/15/22	50	50

Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	200	240

Wyndham Worldwide Corp., 2.95%, 3/1/17	185	187
		733

Machinery – Construction & Mining – 0.1%

Caterpillar, Inc., 1.38%, 5/27/14	400	406
0.95%, 6/26/15	95	96
5.70%, 8/15/16	50	59
3.90%, 5/27/21	500	567
2.60%, 6/26/22	150	153
5.20%, 5/27/41	450	560
3.80%, 8/15/42 (1)(2)	102	103
		1,944

Machinery – Diversified – 0.0%

Deere & Co., 6.95%, 4/25/14	175	193
2.60%, 6/8/22	125	128
8.10%, 5/15/30	100	154

IDEX Corp., 4.20%, 12/15/21	200	209

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Machinery – Diversified – 0.0% – continued

Rockwell Automation, Inc., 6.25%, 12/1/37	$150	$204
		888

Media – 1.1%

CBS Corp., 1.95%, 7/1/17	30	31
5.75%, 4/15/20	250	301
4.30%, 2/15/21	500	556
3.38%, 3/1/22	100	104

Comcast Corp., 5.85%, 11/15/15	450	517
4.95%, 6/15/16	250	284
6.50%, 1/15/17	1,500	1,818
5.70%, 5/15/18	400	487
6.45%, 3/15/37	520	670
6.95%, 8/15/37	450	613
6.40%, 5/15/38	600	768
4.65%, 7/15/42	150	160

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400	424
3.50%, 3/1/16	200	213
2.40%, 3/15/17	150	154
5.88%, 10/1/19	500	588
5.00%, 3/1/21	550	616
6.00%, 8/15/40	400	446
5.15%, 3/15/42	120	122

Discovery Communications LLC, 3.70%, 6/1/15	250	267
4.38%, 6/15/21	500	561
6.35%, 6/1/40	125	158
4.95%, 5/15/42	50	54

McGraw-Hill (The) Cos., Inc., 5.90%, 11/15/17	75	88

NBCUniversal Media LLC, 3.65%, 4/30/15	115	123
2.88%, 4/1/16	500	530
5.15%, 4/30/20	300	356
4.38%, 4/1/21	650	737
2.88%, 1/15/23	150	151
6.40%, 4/30/40	115	146
4.45%, 1/15/43	50	51

News America, Inc., 5.30%, 12/15/14	450	495

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Media – 1.1% – continued
6.90%, 3/1/19	$300	$377
4.50%, 2/15/21	450	508
3.00%, 9/15/22 (1)(2)	200	202
6.40%, 12/15/35	125	155
6.65%, 11/15/37	550	698
7.85%, 3/1/39	100	134
6.90%, 8/15/39	310	402

Scripps Networks Interactive, Inc., 2.70%, 12/15/16	100	105

Time Warner Cable, Inc., 5.85%, 5/1/17	1,325	1,578
6.75%, 7/1/18	450	566
8.75%, 2/14/19	300	408
5.00%, 2/1/20	365	423
4.13%, 2/15/21	250	276
7.30%, 7/1/38	350	476
6.75%, 6/15/39	325	424
5.88%, 11/15/40	200	235
5.50%, 9/1/41	250	283

Time Warner Entertainment Co. L.P., 8.38%, 3/15/23	75	106

Time Warner, Inc., 5.88%, 11/15/16	1,150	1,364
4.88%, 3/15/20	160	185
4.75%, 3/29/21	350	404
3.40%, 6/15/22	50	53
6.50%, 11/15/36	600	761
6.20%, 3/15/40	55	68
6.10%, 7/15/40	200	248
5.38%, 10/15/41	500	569

Viacom, Inc., 1.25%, 2/27/15	40	40
2.50%, 12/15/16	225	237
3.50%, 4/1/17	125	137
6.88%, 4/30/36	500	660
4.50%, 2/27/42	300	310

Walt Disney (The) Co., 0.88%, 12/1/14	500	505
1.35%, 8/16/16	150	153
1.13%, 2/15/17	250	253
5.88%, 12/15/17	300	366
5.50%, 3/15/19	400	489
3.75%, 6/1/21	300	339
		27,086

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Mining – 0.2%

Alcoa, Inc., 5.55%, 2/1/17	$475	$532
6.75%, 7/15/18	80	92
5.40%, 4/15/21	75	79
5.90%, 2/1/27	75	78
5.95%, 2/1/37	600	600

Barrick N.A. Finance LLC, 6.80%, 9/15/18	175	218
4.40%, 5/30/21	500	544
7.50%, 9/15/38	100	136

Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	250	250

Newmont Mining Corp., 5.13%, 10/1/19	315	359
3.50%, 3/15/22	250	254
5.88%, 4/1/35	100	113
4.88%, 3/15/42	150	154

Southern Copper Corp., 7.50%, 7/27/35	300	370
6.75%, 4/16/40	90	104
		3,883

Miscellaneous Manufacturing – 0.1%

3M Co., 1.00%, 6/26/17	150	151
5.70%, 3/15/37	350	482

Danaher Corp., 5.63%, 1/15/18	200	242
3.90%, 6/23/21	250	283

Dover Corp., 4.30%, 3/1/21	60	69

General Electric Co., 5.25%, 12/6/17	750	887

Illinois Tool Works, Inc., 3.38%, 9/15/21	250	269
3.90%, 9/1/42	100	101

Textron, Inc., 5.60%, 12/1/17	125	139
		2,623

Office/Business Equipment – 0.1%

Pitney Bowes, Inc., 6.25%, 3/15/19	500	550

Xerox Corp., 6.75%, 2/1/17	500	590

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Office/Business Equipment – 0.1% – continued
2.95%, 3/15/17	$80	$83
6.35%, 5/15/18	500	587
5.63%, 12/15/19	120	136
4.50%, 5/15/21	30	32
6.75%, 12/15/39	60	75
		2,053

Oil & Gas – 0.8%

Anadarko Petroleum Corp., 5.95%, 9/15/16	450	521
6.38%, 9/15/17	1,190	1,435
6.95%, 6/15/19	500	626
6.20%, 3/15/40	150	184

Apache Corp., 5.63%, 1/15/17	250	298
3.63%, 2/1/21	200	221
6.00%, 1/15/37	400	532
5.10%, 9/1/40	100	120
4.75%, 4/15/43	250	286

Chevron Corp., 3.95%, 3/3/14	500	525
4.95%, 3/3/19	300	364

ConocoPhillips, 4.60%, 1/15/15	420	458
6.65%, 7/15/18	100	125
5.75%, 2/1/19	1,150	1,429
5.90%, 5/15/38	100	133
6.50%, 2/1/39	525	755

ConocoPhillips Holding Co., 6.95%, 4/15/29	150	212

Devon Energy Corp., 2.40%, 7/15/16	80	83
6.30%, 1/15/19	500	621
4.00%, 7/15/21	200	220
7.95%, 4/15/32	100	148
4.75%, 5/15/42	135	145

EOG Resources, Inc., 2.95%, 6/1/15	250	264
5.63%, 6/1/19	215	264
4.10%, 2/1/21	500	568
2.63%, 3/15/23	50	51

EQT Corp., 4.88%, 11/15/21	375	394

Hess Corp., 7.13%, 3/15/33	75	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Oil & Gas – 0.8% – continued
6.00%, 1/15/40	$150	$182
5.60%, 2/15/41	550	638

Marathon Oil Corp., 6.00%, 10/1/17	285	349
5.90%, 3/15/18	150	182
6.60%, 10/1/37	75	100

Marathon Petroleum Corp., 3.50%, 3/1/16	200	212
5.13%, 3/1/21	75	87
6.50%, 3/1/41	160	196

Murphy Oil Corp., 4.00%, 6/1/22	100	106

Nabors Industries, Inc., 4.63%, 9/15/21	200	215

Noble Energy, Inc., 4.15%, 12/15/21	250	270
6.00%, 3/1/41	250	303

Occidental Petroleum Corp., 1.75%, 2/15/17	250	259
1.50%, 2/15/18	50	51
4.10%, 2/1/21	750	865
3.13%, 2/15/22	100	108

Pemex Project Funding Master Trust, 5.75%, 3/1/18	925	1,083
6.63%, 6/15/35	200	251

Phillips 66, 2.95%, 5/1/17(1) (2)	150	159
5.88%, 5/1/42(1) (2)	735	873

Pioneer Natural Resources Co., 6.65%, 3/15/17	150	178
6.88%, 5/1/18	100	121
3.95%, 7/15/22	85	90
7.20%, 1/15/28	100	125

Rowan Cos., Inc., 5.00%, 9/1/17	200	221
4.88%, 6/1/22	100	107

Southwestern Energy Co., 4.10%, 3/15/22(1) (2)	100	106

Valero Energy Corp., 4.50%, 2/1/15	230	248
6.13%, 2/1/20	100	121
7.50%, 4/15/32	50	64
6.63%, 6/15/37	325	392
		19,343

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Oil & Gas Services – 0.1%

Baker Hughes, Inc., 7.50%, 11/15/18	$1,000	$1,347
3.20%, 8/15/21	100	109
5.13%, 9/15/40	375	460

Cameron International Corp., 1.60%, 4/30/15	150	152
4.50%, 6/1/21	125	136

Halliburton Co., 5.90%, 9/15/18	350	438
3.25%, 11/15/21	595	646
6.70%, 9/15/38	75	107
7.45%, 9/15/39	100	153

Weatherford International, Inc., 6.35%, 6/15/17	100	116
		3,664

Packaging & Containers – 0.0%

Bemis Co., Inc., 5.65%, 8/1/14	65	70

Sonoco Products Co., 4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	175
		272

Pharmaceuticals – 0.7%

Abbott Laboratories, 5.88%, 5/15/16	225	265
5.60%, 11/30/17	600	736
6.15%, 11/30/37	50	70
5.30%, 5/27/40	500	646

Bristol-Myers Squibb Co., 5.45%, 5/1/18	340	413
5.88%, 11/15/36	23	30
6.13%, 5/1/38	5	7

Cardinal Health, Inc., 5.80%, 10/15/16	100	117
1.90%, 6/15/17	65	66

Eli Lilly & Co., 5.20%, 3/15/17	775	919
5.55%, 3/15/37	250	319

Express Scripts Holding Co., 3.13%, 5/15/16	100	107
2.65%, 2/15/17(1)(2)	725	760
7.25%, 6/15/19	440	567
4.75%, 11/15/21(1)(2)	500	579

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Pharmaceuticals – 0.7% – continued

GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	$100	$106
5.65%, 5/15/18	800	985
5.38%, 4/15/34	150	185
6.38%, 5/15/38	380	542

Johnson & Johnson, 5.55%, 8/15/17	350	427
5.15%, 7/15/18	200	245
3.55%, 5/15/21	250	284
6.95%, 9/1/29	100	146
5.95%, 8/15/37	100	142
4.85%, 5/15/41	400	514

McKesson Corp., 5.70%, 3/1/17	275	329
6.00%, 3/1/41	250	342

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	285
5.90%, 11/1/39	50	62

Medco Health Solutions, Inc., 7.13%, 3/15/18	300	377

Merck & Co., Inc., 5.30%, 12/1/13	100	106
4.75%, 3/1/15	375	413
6.00%, 9/15/17	350	433
5.00%, 6/30/19	725	877
5.75%, 11/15/36	50	67
5.85%, 6/30/39	350	480
3.60%, 9/15/42	25	25

Novartis Capital Corp., 4.40%, 4/24/20	185	218
2.40%, 9/21/22	40	40

Pfizer, Inc., 4.50%, 2/15/14	250	264
5.35%, 3/15/15	335	375
6.20%, 3/15/19	1,000	1,274
7.20%, 3/15/39	450	705

Pharmacia Corp., 6.60%, 12/1/28	125	170

Teva Pharmaceutical Finance Co. LLC, 5.55%, 2/1/16	100	114
6.15%, 2/1/36	45	59

Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	20	20
4.63%, 10/1/42	60	61

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Pharmaceuticals – 0.7% – continued

Wyeth LLC, 5.50%, 2/1/14	$815	$871
5.50%, 2/15/16	425	492
5.95%, 4/1/37	225	305
		17,941

Pipelines – 0.5%

Buckeye Partners L.P., 6.05%, 1/15/18	85	95

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	85	103
6.63%, 11/1/37	50	68
5.85%, 1/15/41	50	63

El Paso Natural Gas Co. LLC, 5.95%, 4/15/17	350	403
8.38%, 6/15/32	100	144

Enbridge Energy Partners L.P., 5.20%, 3/15/20	95	109
4.20%, 9/15/21	250	270
7.50%, 4/15/38	50	67

Energy Transfer Partners L.P., 6.13%, 2/15/17	350	402
9.00%, 4/15/19	187	241
7.50%, 7/1/38	50	59
6.50%, 2/1/42	500	577

Enterprise Products Operating LLC, 5.60%, 10/15/14	250	273
3.20%, 2/1/16	200	211
6.30%, 9/15/17	335	407
5.25%, 1/31/20	300	351
4.05%, 2/15/22	1,000	1,093
6.88%, 3/1/33	50	64
7.55%, 4/15/38	50	67
4.85%, 8/15/42	230	237
4.45%, 2/15/43	125	124

Kinder Morgan Energy Partners L.P., 5.13%, 11/15/14	250	271
5.95%, 2/15/18	495	596
6.85%, 2/15/20	70	88
5.80%, 3/1/21	300	356
4.15%, 3/1/22	175	189
7.40%, 3/15/31	250	316
7.30%, 8/15/33	100	126
6.95%, 1/15/38	150	192
6.55%, 9/15/40	100	123

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Pipelines – 0.5% – continued
6.38%, 3/1/41	$135	$165

Kinder Morgan Energy Partners LP, 5.00%, 8/15/42	80	83

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	218

ONEOK Partners L.P., 3.25%, 2/1/16	135	142
6.15%, 10/1/16	200	233
2.00%, 10/1/17	75	76
8.63%, 3/1/19	350	460

ONEOK, Inc., 5.20%, 6/15/15	200	217
4.25%, 2/1/22	250	271

Panhandle Eastern Pipeline Co. L.P., 6.20%, 11/1/17	100	120

Plains All American Pipeline L.P./PAA Finance Corp., 6.13%, 1/15/17	200	239
6.50%, 5/1/18	300	371
5.75%, 1/15/20	200	242
5.00%, 2/1/21	100	118
5.15%, 6/1/42	150	171

Spectra Energy Capital LLC, 6.20%, 4/15/18	100	121
7.50%, 9/15/38	50	68

Sunoco Logistics Partners Operations L.P., 4.65%, 2/15/22	165	178

Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	50	67

Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42 (1)(2)	125	128

Williams (The) Cos., Inc., 8.75%, 3/15/32	58	80

Williams Partners L.P., 5.25%, 3/15/20	180	209
4.13%, 11/15/20	300	326
3.35%, 8/15/22	250	256
6.30%, 4/15/40	130	163

Williams Partners L.P./Williams Partners Finance Corp., 7.25%, 2/1/17	100	122
		12,529

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Real Estate – 0.0%

Regency Centers L.P., 5.88%, 6/15/17	$25	$29

Real Estate Investment Trusts – 0.5%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	107

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	183
2.95%, 9/15/22	50	50

BioMed Realty L.P., 3.85%, 4/15/16	100	105

Boston Properties L.P., 5.63%, 4/15/15	100	111
3.70%, 11/15/18	50	54
5.88%, 10/15/19	500	598
3.85%, 2/1/23	100	105

Brandywine Operating Partnership L.P., 5.70%, 5/1/17	150	167

BRE Properties, Inc., 5.20%, 3/15/21	200	227

CommonWealth REIT, 6.25%, 6/15/17	75	82
6.65%, 1/15/18	50	56

Digital Realty Trust L.P., 3.63%, 10/1/22	250	248

Duke Realty L.P., 5.95%, 2/15/17	1,000	1,132
4.38%, 6/15/22	100	105

Entertainment Properties Trust, 7.75%, 7/15/20	50	58

ERP Operating L.P., 4.75%, 7/15/20	335	383
4.63%, 12/15/21	85	98

Federal Realty Investment Trust, 3.00%, 8/1/22	25	25

HCP, Inc., 6.00%, 1/30/17	150	173
3.75%, 2/1/19	100	105
5.38%, 2/1/21	960	1,095

Health Care REIT, Inc., 3.63%, 3/15/16	500	528
4.13%, 4/1/19	150	160

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	200	220

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Real Estate Investment Trusts – 0.5% – continued

Hospitality Properties Trust, 5.63%, 3/15/17	$500	$541
6.70%, 1/15/18	75	85
5.00%, 8/15/22	100	105

Kimco Realty Corp., 6.88%, 10/1/19	200	245

Liberty Property L.P., 5.13%, 3/2/15	100	107
6.63%, 10/1/17	50	60
4.13%, 6/15/22	100	105

Mack-Cali Realty L.P., 4.50%, 4/18/22	100	107

National Retail Properties, Inc., 3.80%, 10/15/22	100	102

ProLogis L.P., 4.50%, 8/15/17	85	91
6.63%, 5/15/18	350	418
6.88%, 3/15/20	100	121

Simon Property Group L.P., 4.20%, 2/1/15	85	90
5.10%, 6/15/15	250	276
5.25%, 12/1/16	400	458
2.15%, 9/15/17	225	233
6.13%, 5/30/18	870	1,063
4.38%, 3/1/21	250	283

UDR, Inc., 4.63%, 1/10/22	165	182

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	200	214
4.75%, 6/1/21	50	55
4.25%, 3/1/22	85	90

Vornado Realty L.P., 5.00%, 1/15/22	250	277
		11,483

Retail – 0.7%

AutoZone, Inc., 4.00%, 11/15/20	250	273
3.70%, 4/15/22	55	58

Costco Wholesale Corp., 5.50%, 3/15/17	250	300

CVS Caremark Corp., 5.75%, 6/1/17	700	844
4.75%, 5/18/20	250	292
4.13%, 5/15/21	100	114

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Retail – 0.7% – continued
6.25%, 6/1/27	$250	$328
6.13%, 9/15/39	175	228

Home Depot (The), Inc., 5.25%, 12/16/13	75	79
5.40%, 3/1/16	800	926
4.40%, 4/1/21	250	296
5.88%, 12/16/36	350	461
5.95%, 4/1/41	250	339

Kohl’s Corp., 4.00%, 11/1/21	85	92
3.25%, 2/1/23	100	102
6.88%, 12/15/37	150	199

Lowe’s Cos., Inc., 5.00%, 10/15/15	325	366
1.63%, 4/15/17	50	51
4.63%, 4/15/20	100	116
5.80%, 10/15/36	100	125
5.80%, 4/15/40	350	431
4.65%, 4/15/42	50	54

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	500	584
3.88%, 1/15/22	30	32
6.90%, 1/15/32	250	291
5.13%, 1/15/42	40	44

McDonald’s Corp., 5.80%, 10/15/17	750	924
5.35%, 3/1/18	100	122
3.63%, 5/20/21	100	113
6.30%, 10/15/37	75	107
3.70%, 2/15/42	100	103

Nordstrom, Inc., 6.25%, 1/15/18	325	395
4.00%, 10/15/21	150	169
7.00%, 1/15/38	50	73

Target Corp., 1.13%, 7/18/14	50	51
5.38%, 5/1/17	575	686
3.88%, 7/15/20	195	222
2.90%, 1/15/22	515	546
6.50%, 10/15/37	125	175
7.00%, 1/15/38	325	477

Walgreen Co., 5.25%, 1/15/19	525	616

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Retail – 0.7% – continued

Wal-Mart Stores, Inc., 2.88%, 4/1/15	$225	$238
3.63%, 7/8/20	200	225
4.25%, 4/15/21	1,600	1,881
5.88%, 4/5/27	250	338
5.25%, 9/1/35	175	217
6.20%, 4/15/38	275	379
5.63%, 4/1/40	155	204
4.88%, 7/8/40	90	108
5.00%, 10/25/40	350	424
5.63%, 4/15/41	775	1,034

Yum! Brands, Inc., 6.25%, 4/15/16	150	174
3.75%, 11/1/21	35	38
6.88%, 11/15/37	550	752
		17,816

Savings & Loans – 0.0%

Santander Holdings USA, Inc., 4.63%, 4/19/16	30	31

Semiconductors - 0.1%

Altera Corp., 1.75%, 5/15/17	35	36

Applied Materials, Inc., 2.65%, 6/15/16	230	243
5.85%, 6/15/41	100	125

Broadcom Corp., 2.70%, 11/1/18	250	268
2.50%, 8/15/22 (1)(2)	100	100

Intel Corp., 1.95%, 10/1/16	300	315
3.30%, 10/1/21	450	489
4.80%, 10/1/41	250	292

Texas Instruments, Inc., 1.38%, 5/15/14	400	406
0.45%, 8/3/15	135	135
		2,409

Software – 0.2%

Adobe Systems, Inc., 3.25%, 2/1/15	350	369

BMC Software, Inc., 4.25%, 2/15/22	150	155

CA, Inc., 5.38%, 12/1/19	250	287

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Software – 0.2% – continued

Fiserv, Inc., 3.13%, 10/1/15	$250	$261
3.13%, 6/15/16	170	179
4.63%, 10/1/20	250	274
3.50%, 10/1/22	100	100

Intuit, Inc., 5.75%, 3/15/17	100	116

Microsoft Corp., 4.20%, 6/1/19	250	293
3.00%, 10/1/20	330	362
5.20%, 6/1/39	200	260
4.50%, 10/1/40	210	248

Oracle Corp., 5.25%, 1/15/16	375	430
5.00%, 7/8/19	530	642
3.88%, 7/15/20	300	343
6.50%, 4/15/38	550	788
6.13%, 7/8/39	100	138
		5,245

Telecommunications – 1.0%

Alltel Corp., 7.88%, 7/1/32	100	158

AT&T Corp., 8.00%, 11/15/31	165	254

AT&T, Inc., 5.10%, 9/15/14	1,450	1,577
2.50%, 8/15/15	200	210
2.95%, 5/15/16	500	537
2.40%, 8/15/16	285	301
5.60%, 5/15/18	175	214
5.80%, 2/15/19	900	1,119
6.15%, 9/15/34	125	159
6.80%, 5/15/36	50	68
6.30%, 1/15/38	175	230
6.40%, 5/15/38	725	958
6.55%, 2/15/39	625	847
5.35%, 9/1/40	500	602
5.55%, 8/15/41	600	747

Bellsouth Capital Funding Corp., 7.88%, 2/15/30	225	302

BellSouth Corp., 5.20%, 9/15/14	1,100	1,195
5.20%, 12/15/16	1,300	1,503

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Telecommunications – 1.0% – continued

BellSouth Telecommunications, Inc., 6.38%, 6/1/28	$175	$209

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	472	502
8.50%, 11/15/18	1,300	1,821

CenturyLink, Inc., 7.60%, 9/15/39	200	212
7.65%, 3/15/42	100	107

Cisco Systems, Inc., 5.50%, 2/22/16	925	1,074
3.15%, 3/14/17	100	110
4.45%, 1/15/20	335	393
5.90%, 2/15/39	500	662
5.50%, 1/15/40	195	250

Corning, Inc., 4.25%, 8/15/20	250	281
4.75%, 3/15/42	185	200

Embarq Corp., 8.00%, 6/1/36	400	450

GTE Corp., 6.94%, 4/15/28	150	195

Harris Corp., 6.38%, 6/15/19	50	60

Juniper Networks, Inc., 4.60%, 3/15/21	100	108

Motorola Solutions, Inc., 6.00%, 11/15/17	200	239
3.75%, 5/15/22	250	260

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	641

Qwest Corp., 6.88%, 9/15/33	125	127
7.25%, 10/15/35	150	154

Verizon Communications, Inc., 5.55%, 2/15/16	1,300	1,504
3.00%, 4/1/16	100	108
5.50%, 2/15/18	535	652
6.10%, 4/15/18	175	219
6.35%, 4/1/19	650	833
3.50%, 11/1/21	1,290	1,423
7.35%, 4/1/39	650	973
6.00%, 4/1/41	180	238

Verizon Global Funding Corp., 7.75%, 12/1/30	500	743

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Telecommunications – 1.0% – continued

Verizon New York, Inc., 7.38%, 4/1/32	$150	$199
		25,928

Toys, Games & Hobbies – 0.0%

Hasbro, Inc., 6.35%, 3/15/40	250	297

Mattel, Inc., 2.50%, 11/1/16	85	89
6.20%, 10/1/40	50	60
		446

Transportation – 0.4%

Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	500	598
5.75%, 3/15/18	100	122
4.10%, 6/1/21	20	22
3.45%, 9/15/21	50	54
6.20%, 8/15/36	100	129
6.15%, 5/1/37	100	130
5.75%, 5/1/40	750	939
4.95%, 9/15/41	250	284
4.40%, 3/15/42	65	69
4.38%, 9/1/42	100	106

CSX Corp., 6.25%, 4/1/15	250	285
4.25%, 6/1/21	100	112
6.00%, 10/1/36	100	125
6.15%, 5/1/37	150	192
6.22%, 4/30/40	350	458
4.75%, 5/30/42	50	54

FedEx Corp., 8.00%, 1/15/19	290	387
3.88%, 8/1/42	50	49

Norfolk Southern Corp., 5.26%, 9/17/14	200	217
5.90%, 6/15/19	320	390
3.25%, 12/1/21	250	263
3.00%, 4/1/22	450	467
7.25%, 2/15/31	500	714
3.95%, 10/1/42	150	149

Ryder System, Inc., 3.60%, 3/1/16	85	90
2.50%, 3/1/17	200	204
3.50%, 6/1/17	45	48

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Transportation – 0.4% – continued
2.50%, 3/1/18	$100	$101

Union Pacific Corp., 7.00%, 2/1/16	100	118
5.75%, 11/15/17	625	745
7.88%, 1/15/19	250	330
4.75%, 9/15/41	100	113
4.30%, 6/15/42	200	213

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	70

United Parcel Service, Inc., 5.50%, 1/15/18	775	942
3.13%, 1/15/21	250	270
6.20%, 1/15/38	150	212
3.63%, 10/1/42	115	116
		9,887

Water – 0.0%

American Water Capital Corp., 6.09%, 10/15/17	150	179
6.59%, 10/15/37	125	163
		342
Total Corporate Bonds
(Cost $386,158)		438,013

FOREIGN ISSUER BONDS – 7.6%

Advertising – 0.0%

WPP Finance UK, 5.88%, 6/15/14	200	214

Banks – 1.7%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	145	151

Bank of Montreal, 1.75%, 4/29/14	75	76
2.50%, 1/11/17	500	526
1.40%, 9/11/17	250	251

Bank of Nova Scotia, 2.38%, 12/17/13	300	307
3.40%, 1/22/15	500	532
2.05%, 10/7/15	100	104
2.55%, 1/12/17	500	529
4.38%, 1/13/21	250	290

Barclays Bank PLC, 2.38%, 1/13/14	70	71

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Banks – 1.7% – continued
5.20%, 7/10/14	$500	$534
2.75%, 2/23/15	250	258

BNP Paribas S.A., 2.38%, 9/14/17	125	126
5.00%, 1/15/21	1,000	1,106

Canadian Imperial Bank of Commerce, 0.90%, 10/1/15	315	316

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 4.50%, 1/11/21	1,000	1,119
3.88%, 2/8/22	750	796

Credit Suisse, 5.50%, 5/1/14	250	267
3.50%, 3/23/15	250	264

Deutsche Bank A.G., 3.45%, 3/30/15	500	527
3.25%, 1/11/16	150	159
6.00%, 9/1/17	1,225	1,461

Export-Import Bank of Korea, 8.13%, 1/21/14	1,000	1,088
4.00%, 1/11/17	200	219
4.00%, 1/29/21	1,000	1,089

HSBC Holdings PLC, 5.10%, 4/5/21	1,100	1,271
4.88%, 1/14/22	250	286
4.00%, 3/30/22	500	536
6.50%, 9/15/37	300	355
6.80%, 6/1/38	150	183

KFW, 4.00%, 10/15/13	1,200	1,246
1.38%, 1/13/14	550	557
3.50%, 3/10/14	250	261
1.50%, 4/4/14	650	662
4.13%, 10/15/14	500	538
1.00%, 1/12/15	3,000	3,039
0.63%, 4/24/15	3,000	3,013
2.00%, 6/1/16	500	524
4.88%, 1/17/17	200	235
1.25%, 2/15/17	500	511
4.38%, 3/15/18	375	439
4.00%, 1/27/20	1,500	1,749
2.75%, 9/8/20	500	538
2.63%, 1/25/22	900	948
2.00%, 10/4/22 (5)	250	248
13.85%, 6/29/37 (6)	500	234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Banks – 1.7% – continued

Korea Development Bank (The), 4.38%, 8/10/15	$245	$265
3.50%, 8/22/17	850	915
3.00%, 9/14/22	215	215

Korea Finance Corp., 2.25%, 8/7/17	300	303

Landwirtschaftliche Rentenbank, 3.13%, 7/15/15	525	562
2.13%, 7/15/16	250	263
5.13%, 2/1/17	900	1,063
1.88%, 9/17/18	200	208

National Australia Bank Ltd., 1.60%, 8/7/15	350	354
2.75%, 3/9/17	250	262

Oesterreichische Kontrollbank A.G., 4.50%, 3/9/15	650	709
1.13%, 7/6/15	225	227
5.00%, 4/25/17	100	116

Royal Bank of Canada, 1.45%, 10/30/14	165	168
1.15%, 3/13/15	500	508
2.63%, 12/15/15	180	190
2.88%, 4/19/16	200	213
2.30%, 7/20/16	250	261

Royal Bank of Scotland (The) PLC, 4.38%, 3/16/16	175	188

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	200	202
6.40%, 10/21/19	200	230

Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	254

Toronto-Dominion Bank (The), 2.50%, 7/14/16	150	159
2.38%, 10/19/16	565	594

UBS A.G., 2.25%, 1/28/14	375	381
5.88%, 7/15/16	450	492
5.88%, 12/20/17	640	758
5.75%, 4/25/18	125	147
4.88%, 8/4/20	400	447

Westpac Banking Corp., 3.00%, 8/4/15	250	264
3.00%, 12/9/15	200	212
2.00%, 8/14/17	300	304

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Banks – 1.7% – continued
4.88%, 11/19/19	$1,000	$1,142
		42,115

Beverages – 0.1%

Diageo Capital PLC, 5.50%, 9/30/16	150	176
1.50%, 5/11/17	235	239
5.75%, 10/23/17	850	1,038
		1,453

Chemicals – 0.1%

Agrium, Inc., 3.15%, 10/1/22	200	201
6.13%, 1/15/41	100	126

Potash Corp. of Saskatchewan, Inc., 3.75%, 9/30/15	300	325
6.50%, 5/15/19	135	173
5.88%, 12/1/36	50	64
5.63%, 12/1/40	250	319
		1,208

Diversified Financial Services – 0.0%

Nomura Holdings, Inc., 5.00%, 3/4/15	235	248

Electric – 0.0%

Hydro Quebec, 2.00%, 6/30/16	75	79
1.38%, 6/19/17	250	254
9.40%, 2/1/21	200	299

Scottish Power Ltd., 5.38%, 3/15/15	100	105

TransAlta Corp., 4.75%, 1/15/15	370	390
		1,127

Electronics – 0.0%

Koninklijke Philips Electronics N.V., 6.88%, 3/11/38	225	309
5.00%, 3/15/42	100	113
		422

Food – 0.0%

Delhaize Group S.A., 4.13%, 4/10/19	35	34
5.70%, 10/1/40	1,000	890
		924

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Healthcare – Products – 0.1%

Covidien International Finance S.A., 1.35%, 5/29/15	$500	$506
6.00%, 10/15/17	800	983
6.55%, 10/15/37	25	36
		1,525

Holding Companies – Diversified – 0.0%

EnCana Holdings Finance Corp., 5.80%, 5/1/14	100	107

Insurance – 0.0%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	100	116

AXA S.A., 8.60%, 12/15/30	75	91

Willis Group Holdings PLC, 5.75%, 3/15/21	100	113

XL Group PLC, 6.25%, 5/15/27	50	57

XLIT Ltd., 5.75%, 10/1/21	200	230
		607

Iron/Steel – 0.1%

ArcelorMittal, 6.13%, 6/1/18	500	497
10.10%, 6/1/19	250	288
6.50%, 2/25/22	130	128
7.25%, 10/15/39	150	137
7.00%, 3/1/41	200	180
		1,230

Media – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	752

Thomson Reuters Corp., 5.85%, 4/15/40	150	185
		937

Mining – 0.4%

AngloGold Ashanti Holdings PLC, 5.13%, 8/1/22	115	117

Barrick Gold Corp., 2.90%, 5/30/16	200	210
6.95%, 4/1/19	300	372
3.85%, 4/1/22	250	262

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Mining – 0.4% – continued

BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	$300	$322
5.25%, 12/15/15	250	285
1.88%, 11/21/16	100	104
1.63%, 2/24/17	600	613
5.40%, 3/29/17	100	117
6.50%, 4/1/19	200	255
3.25%, 11/21/21	250	265
4.13%, 2/24/42	600	639

Rio Tinto Alcan, Inc., 5.20%, 1/15/14	100	106
6.13%, 12/15/33	100	127

Rio Tinto Finance USA Ltd., 2.50%, 5/20/16	155	162
2.25%, 9/20/16	150	155
6.50%, 7/15/18	675	841
9.00%, 5/1/19	575	786
3.75%, 9/20/21	500	533

Rio Tinto Finance USA PLC, 2.00%, 3/22/17	150	153
1.63%, 8/21/17	85	85
4.75%, 3/22/42	150	162
4.13%, 8/21/42	300	295

Teck Resources Ltd., 3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	86
6.00%, 8/15/40	45	47
6.25%, 7/15/41	350	381
5.20%, 3/1/42	125	118
5.40%, 2/1/43	130	127

Vale Overseas Ltd., 6.25%, 1/23/17	775	896
5.63%, 9/15/19	55	62
4.63%, 9/15/20	1,000	1,066
4.38%, 1/11/22	155	163
6.88%, 11/21/36	275	318
6.88%, 11/10/39	125	146
		10,413

Miscellaneous Manufacturing – 0.0%

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	60
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	67

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Miscellaneous Manufacturing – 0.0% – continued

Tyco International Finance S.A., 3.38%, 10/15/15	$11	$12
		267

Multi-National – 1.3%

African Development Bank, 2.50%, 3/15/16	500	534
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	511

Asian Development Bank, 2.75%, 5/21/14	500	520
2.50%, 3/15/16	500	534
5.50%, 6/27/16	600	711
1.13%, 3/15/17	355	363
5.59%, 7/16/18	50	62
1.75%, 3/21/19	1,500	1,561

Corp. Andina de Fomento, 4.38%, 6/15/22	113	123

Council of Europe Development Bank, 1.50%, 1/15/15	150	153
2.63%, 2/16/16	350	371
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	204

European Bank for Reconstruction & Development, 1.63%, 9/3/15	500	516
2.50%, 3/15/16	300	319
1.38%, 10/20/16	150	154
1.00%, 2/16/17	500	508
0.75%, 9/1/17	300	300

European Investment Bank, 2.38%, 3/14/14	2,500	2,570
4.63%, 5/15/14	750	800
1.13%, 8/15/14	1,700	1,721
2.88%, 1/15/15	850	895
2.75%, 3/23/15	500	528
1.13%, 4/15/15	500	508
1.00%, 7/15/15	400	405
1.63%, 9/1/15	500	515
1.38%, 10/20/15	500	512
2.25%, 3/15/16	400	420
4.88%, 1/17/17	800	934
1.75%, 3/15/17	1,000	1,036
5.13%, 5/30/17	350	417

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Multi-National – 1.3% – continued
1.63%, 6/15/17	$250	$258
1.00%, 12/15/17	1,000	1,000
2.88%, 9/15/20	500	539
4.88%, 2/15/36	200	237

Inter-American Development Bank, 0.50%, 8/17/15	500	502
1.13%, 3/15/17	1,000	1,021
1.75%, 8/24/18	250	261
4.25%, 9/10/18	400	476
1.13%, 9/12/19	200	200
3.88%, 9/17/19	600	707
3.88%, 2/14/20	500	590
3.88%, 10/28/41	200	221

International Bank for Reconstruction & Development, 1.13%, 8/25/14	1,500	1,524
2.38%, 5/26/15	375	395
2.13%, 3/15/16	1,000	1,057
5.00%, 4/1/16	450	521
1.00%, 9/15/16	500	508
0.88%, 4/17/17	1,000	1,010
9.25%, 7/15/17	100	138
4.75%, 2/15/35	25	31

International Finance Corp., 3.00%, 4/22/14	500	521
1.13%, 11/23/16	500	512
1.00%, 4/24/17	890	906

Nordic Investment Bank, 2.50%, 7/15/15	900	952
5.00%, 2/1/17	100	118
		33,103

Oil & Gas – 1.1%

Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	95

Anadarko Finance Co., 7.50%, 5/1/31	75	100

BP Capital Markets PLC, 3.13%, 10/1/15	200	214
1.85%, 5/5/17	250	255
4.75%, 3/10/19	1,200	1,394
4.50%, 10/1/20	600	697
4.74%, 3/11/21	450	525

Burlington Resources Finance Co., 7.20%, 8/15/31	200	285

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Oil & Gas – 1.1% – continued

Canadian Natural Resources Ltd., 1.45%, 11/14/14	$125	$127
5.70%, 5/15/17	225	267
5.90%, 2/1/18	250	303
6.25%, 3/15/38	150	196
6.75%, 2/1/39	50	69

Cenovus Energy, Inc., 4.50%, 9/15/14	50	54
3.00%, 8/15/22	55	56
6.75%, 11/15/39	65	88
4.45%, 9/15/42	50	52

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	250	324

Devon Financing Corp. ULC, 7.88%, 9/30/31	200	291

Encana Corp., 5.90%, 12/1/17	725	862
6.50%, 5/15/19	75	91
3.90%, 11/15/21	250	264
6.50%, 8/15/34	100	119
6.63%, 8/15/37	75	91

Ensco PLC, 4.70%, 3/15/21	1,000	1,129

Husky Energy, Inc., 6.20%, 9/15/17	600	710
3.95%, 4/15/22	100	107

Nexen, Inc., 6.20%, 7/30/19	60	73
7.88%, 3/15/32	75	103
7.50%, 7/30/39	330	470

Noble Holding International Ltd., 3.45%, 8/1/15	200	212
6.05%, 3/1/41	70	81
5.25%, 3/15/42	100	107

Petrobras International Finance Co., 3.50%, 2/6/17	700	732
5.88%, 3/1/18	400	456
5.75%, 1/20/20	665	758
5.38%, 1/27/21	890	1,003
6.88%, 1/20/40	395	495
6.75%, 1/27/41	140	174

Petro-Canada, 6.05%, 5/15/18	50	61

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Oil & Gas – 1.1% – continued
5.95%, 5/15/35	$100	$122
6.80%, 5/15/38	50	68

Petroleos Mexicanos, 6.00%, 3/5/20	550	657
5.50%, 1/21/21	1,075	1,260
4.88%, 1/24/22	2,000	2,260

Shell International Finance B.V., 3.10%, 6/28/15	400	428
1.13%, 8/21/17	65	65
4.30%, 9/22/19	1,450	1,694
6.38%, 12/15/38	600	864
3.63%, 8/21/42	60	61

Statoil ASA, 1.80%, 11/23/16	100	104
3.13%, 8/17/17	250	274
5.25%, 4/15/19	850	1,032
3.15%, 1/23/22	125	134
7.75%, 6/15/23	100	144
7.15%, 1/15/29	250	359

Suncor Energy, Inc., 6.10%, 6/1/18	275	339
7.15%, 2/1/32	200	274
5.95%, 12/1/34	50	61
6.50%, 6/15/38	400	530

Talisman Energy, Inc., 7.75%, 6/1/19	175	222
7.25%, 10/15/27	400	513

Total Capital Canada Ltd., 1.63%, 1/28/14	400	406

Total Capital International S.A., 0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	509
1.55%, 6/28/17	125	127

Total Capital S.A., 3.00%, 6/24/15	250	266
2.30%, 3/15/16	500	524

Transocean, Inc., 4.95%, 11/15/15	500	547
5.05%, 12/15/16	165	184
6.00%, 3/15/18	325	380
6.50%, 11/15/20	100	119
6.38%, 12/15/21	100	120
6.80%, 3/15/38	200	241
		28,478

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Oil & Gas Services – 0.1%

Weatherford International Ltd., 5.50%, 2/15/16	$200	$219
6.00%, 3/15/18	725	831
9.63%, 3/1/19	100	130
6.50%, 8/1/36	125	134
5.95%, 4/15/42	150	158
		1,472

Pharmaceuticals – 0.2%

AstraZeneca PLC, 5.90%, 9/15/17	800	983
6.45%, 9/15/37	300	410
4.00%, 9/18/42	250	256

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	250	254

Novartis Securities Investment Ltd., 5.13%, 2/10/19	850	1,022

Sanofi, 1.20%, 9/30/14	100	101
2.63%, 3/29/16	250	265
4.00%, 3/29/21	500	571

Teva Pharmaceutical Finance Co. B.V., 2.40%, 11/10/16	200	210
3.65%, 11/10/21	250	271

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	345	367

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	250	271
		4,981

Pipelines – 0.1%

Enbridge, Inc., 5.80%, 6/15/14	75	81
4.90%, 3/1/15	250	273

TransCanada PipeLines Ltd., 0.88%, 3/2/15	250	252
6.50%, 8/15/18	465	583
2.50%, 8/1/22	165	167
5.85%, 3/15/36	275	361
6.20%, 10/15/37	50	68
7.63%, 1/15/39	295	456
6.10%, 6/1/40	150	208
6.35%, 5/15/67	100	107
		2,556

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Regional – 0.5%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	$500	$584

Province of British Columbia Canada, 2.85%, 6/15/15	200	213
2.10%, 5/18/16	185	195
2.65%, 9/22/21	150	160
7.25%, 9/1/36	175	285

Province of Manitoba Canada, 2.63%, 7/15/15	120	127
4.90%, 12/6/16	200	235
1.30%, 4/3/17	165	169
1.75%, 5/30/19	100	102
9.25%, 4/1/20	150	218
2.10%, 9/6/22	100	100

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	519

Province of Ontario Canada, 1.38%, 1/27/14	500	507
2.95%, 2/5/15	400	423
2.70%, 6/16/15	450	476
4.75%, 1/19/16	200	226
5.45%, 4/27/16	350	408
2.30%, 5/10/16	1,000	1,056
4.95%, 11/28/16	650	760
1.65%, 9/27/19	250	251
4.00%, 10/7/19	835	967
4.40%, 4/14/20	500	593
2.45%, 6/29/22	500	508

Province of Quebec Canada, 5.13%, 11/14/16	250	294
4.63%, 5/14/18	350	414
2.75%, 8/25/21	100	105
7.50%, 7/15/23	300	428
7.13%, 2/9/24	100	140
7.50%, 9/15/29	375	580

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	304
		11,347

Sovereign – 1.3%

Brazilian Government International Bond, 6.00%, 1/17/17	1,250	1,492
8.00%, 1/15/18	244	291
8.88%, 10/14/19	1,075	1,556

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Sovereign – 1.3% – continued
4.88%, 1/22/21	$1,000	$1,195
8.88%, 4/15/24	600	970
10.13%, 5/15/27	500	904
7.13%, 1/20/37	250	377
11.00%, 8/17/40	835	1,067
5.63%, 1/7/41	635	813

Canada Government International Bond, 2.38%, 9/10/14	240	250
0.88%, 2/14/17	545	551

Chile Government International Bond, 3.25%, 9/14/21	400	433

Colombia Government International Bond, 7.38%, 1/27/17	500	621
7.38%, 3/18/19	250	331
4.38%, 7/12/21	1,000	1,151
7.38%, 9/18/37	350	537
6.13%, 1/18/41	250	339

Export Development Canada, 0.50%, 9/15/15	150	151

Israel Government International Bond, 5.50%, 11/9/16	225	259
5.13%, 3/26/19	250	288
4.00%, 6/30/22	250	266

Italy Government International Bond, 5.25%, 9/20/16	1,000	1,047
5.38%, 6/12/17	1,675	1,755
5.38%, 6/15/33	175	165

Japan Bank for International Cooperation, 2.88%, 2/2/15	500	527
1.88%, 9/24/15	250	259
2.50%, 5/18/16	300	319
1.13%, 7/19/17	750	755

Mexico Government International Bond, 6.63%, 3/3/15	500	566
5.63%, 1/15/17	770	900
5.95%, 3/19/19	500	620
5.13%, 1/15/20	1,360	1,625
7.50%, 4/8/33	100	152
6.75%, 9/27/34	750	1,068
6.05%, 1/11/40	820	1,093
4.75%, 3/8/44	500	556

Panama Government International Bond, 7.25%, 3/15/15	1,250	1,431
6.70%, 1/26/36	550	773

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Sovereign – 1.3% – continued

Peruvian Government International Bond, 8.38%, 5/3/16	$350	$436
7.35%, 7/21/25	250	366
6.55%, 3/14/37	500	736
5.63%, 11/18/50	350	456

Poland Government International Bond, 3.88%, 7/16/15	110	117
5.00%, 10/19/15	475	526
6.38%, 7/15/19	400	494
5.13%, 4/21/21	150	175

Republic of Korea, 4.88%, 9/22/14	400	431
5.13%, 12/7/16	125	145
7.13%, 4/16/19	150	195

South Africa Government International Bond, 6.88%, 5/27/19	275	346

Svensk Exportkredit AB, 5.13%, 3/1/17	500	583
1.75%, 5/30/17	250	255
		32,714

Telecommunications – 0.5%

America Movil S.A.B. de C.V., 5.75%, 1/15/15	400	443
2.38%, 9/8/16	700	728
3.13%, 7/16/22	400	412
6.13%, 11/15/37	200	257
6.13%, 3/30/40	300	390

British Telecommunications PLC, 2.00%, 6/22/15	200	206
5.95%, 1/15/18	575	688
9.63%, 12/15/30	100	163

Deutsche Telekom International Finance B.V., 5.75%, 3/23/16	525	598
8.75%, 6/15/30	400	602

France Telecom S.A., 2.13%, 9/16/15	125	129
5.38%, 7/8/19	600	705
8.50%, 3/1/31	425	640
5.38%, 1/13/42	250	294

Nippon Telegraph & Telephone Corp., 1.40%, 7/18/17	150	152

Rogers Communications, Inc., 6.80%, 8/15/18	700	884

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.6% – continued

Telecommunications – 0.5% – continued

Telecom Italia Capital S.A., 5.25%, 11/15/13	$475	$490
5.25%, 10/1/15	675	710
6.38%, 11/15/33	50	46
7.72%, 6/4/38	450	452

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	150	155

Telefonica Emisiones S.A.U., 4.95%, 1/15/15	335	343
6.42%, 6/20/16	900	951
5.46%, 2/16/21	170	167
7.05%, 6/20/36	200	195

Telefonos de Mexico S.A.B. de C.V., 5.50%, 1/27/15	125	137

Vodafone Group PLC, 5.00%, 12/16/13	850	896
5.00%, 9/15/15	450	506
5.63%, 2/27/17	325	387
1.63%, 3/20/17	250	255
1.25%, 9/26/17	300	300
6.15%, 2/27/37	375	504
		13,785

Transportation – 0.0%

Canadian National Railway Co., 5.55%, 3/1/19	500	610
2.85%, 12/15/21	85	90
6.90%, 7/15/28	25	36
6.20%, 6/1/36	25	34
6.38%, 11/15/37	50	71

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	61
5.95%, 5/15/37	50	59
		961
Total Foreign Issuer Bonds
(Cost $175,746)		192,194

U.S. GOVERNMENT AGENCIES – 35.0% (7)

Fannie Mae – 15.6%
4.63%, 10/15/13	3,200	3,347
2.75%, 3/13/14	2,000	2,072
3.00%, 9/16/14	1,000	1,054
0.75%, 12/19/14	3,000	3,028
0.38%, 3/16/15	2,000	2,001

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued
0.50%, 5/27/15	$2,250	$2,257
0.50%, 9/28/15	1,000	1,003
1.63%, 10/26/15	1,000	1,037
0.63%, 2/22/16	1,000	1,001
2.25%, 3/15/16	2,500	2,648
2.38%, 4/11/16	3,000	3,198
1.25%, 9/28/16	3,700	3,801
1.38%, 11/15/16	2,000	2,062
4.88%, 12/15/16	4,200	4,937
1.25%, 1/30/17	2,000	2,053
5.00%, 5/11/17	1,000	1,193
5.38%, 6/12/17	1,000	1,212
1.13%, 9/12/17	1,000	1,004
7.13%, 1/15/30	1,500	2,374
6.63%, 11/15/30	200	307
5.63%, 7/15/37	1,000	1,459

Pool #255376, 6.00%, 8/1/19	92	101

Pool #255695, 2.87%, 3/1/35	35	37

Pool #256675, 5.00%, 4/1/27	127	140

Pool #256677, 6.00%, 4/1/27	121	133

Pool #256792, 6.50%, 6/1/22	127	142

Pool #256925, 6.00%, 10/1/37	239	265

Pool #256959, 6.00%, 11/1/37	1,066	1,180

Pool #256985, 7.00%, 11/1/37	273	313

Pool #257042, 6.50%, 1/1/38	1,710	1,949

Pool #257057, 5.00%, 1/1/28	506	556

Pool #257106, 4.50%, 1/1/28	63	68

Pool #257237, 4.50%, 6/1/28	221	241

Pool #257239, 5.50%, 6/1/28	271	297

Pool #257243, 7.00%, 6/1/38	791	945

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #257367, 5.50%, 9/1/28	$526	$577

Pool #357630, 5.00%, 10/1/19	103	112

Pool #707791, 5.00%, 6/1/33	801	880

Pool #709239, 5.00%, 7/1/18	579	631

Pool #720049, 5.50%, 7/1/33	189	209

Pool #722424, 2.39%, 7/1/33	66	71

Pool #725185, 5.00%, 2/1/19	137	150

Pool #725425, 5.50%, 4/1/34	266	294

Pool #730811, 4.50%, 8/1/33	431	469

Pool #735222, 5.00%, 2/1/35	152	166

Pool #735358, 5.50%, 2/1/35	686	759

Pool #735502, 6.00%, 4/1/35	85	96

Pool #737853, 5.00%, 9/1/33	1,222	1,343

Pool #745418, 5.50%, 4/1/36	287	317

Pool #745754, 5.00%, 9/1/34	1,379	1,515

Pool #745826, 6.00%, 7/1/36	1,380	1,528

Pool #746272, 4.00%, 10/1/18	442	474

Pool #747383, 5.50%, 10/1/33	570	632

Pool #753678, 2.40%, 12/1/33	226	241

Pool #755632, 5.00%, 4/1/34	723	790

Pool #766083, 2.76%, 2/1/34	14	15

Pool #772730, 5.00%, 4/1/34	618	679

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #773287, 2.73%, 3/1/35	$265	$283

Pool #790406, 6.00%, 9/1/34	329	372

Pool #793666, 5.50%, 9/1/34	336	375

Pool #796250, 5.50%, 11/1/34	128	141

Pool #800471, 5.50%, 10/1/34	1,213	1,339

Pool #807701, 4.50%, 12/1/19	93	101

Pool #811944, 4.50%, 1/1/20	109	118

Pool #815639, 2.35%, 6/1/35	46	49

Pool #817795, 6.00%, 8/1/36	286	317

Pool #820998, 2.88%, 4/1/35	131	133

Pool #821912, 2.35%, 6/1/35	474	503

Pool #822455, 2.94%, 4/1/35	107	113

Pool #826057, 5.00%, 7/1/35	339	384

Pool #826368, 2.70%, 7/1/35	219	235

Pool #826585, 5.00%, 8/1/35	860	941

Pool #828523, 5.00%, 7/1/35	276	302

Pool #831676, 6.50%, 8/1/36	116	132

Pool #832628, 5.50%, 9/1/20	119	131

Pool #833067, 5.50%, 9/1/35	1,522	1,679

Pool #833163, 5.00%, 9/1/35	703	770

Pool #835517, 4.97%, 8/1/35	88	95

Pool #840577, 5.00%, 10/1/20	92	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #844909, 4.50%, 10/1/20	$54	$59

Pool #845425, 6.00%, 2/1/36	1,193	1,320

Pool #846600, 2.77%, 1/1/36	497	537

Pool #847921, 5.50%, 11/1/20	370	405

Pool #850614, 5.56%, 1/1/36	97	104

Pool #863759, 4.00%, 12/1/20	85	92

Pool #864435, 4.50%, 12/1/20	257	278

Pool #866109, 2.54%, 12/1/35	40	43

Pool #868435, 6.00%, 4/1/36	750	843

Pool #869217, 2.71%, 2/1/36	180	193

Pool #869710, 6.00%, 4/1/36	447	495

Pool #871135, 6.00%, 1/1/37	226	254

Pool #880505, 6.00%, 8/1/21	52	57

Pool #881818, 6.50%, 8/1/36	909	1,033

Pool #882055, 2.27%, 6/1/36	143	151

Pool #884776, 2.43%, 10/1/36	236	249

Pool #885769, 6.00%, 6/1/36	102	113

Pool #885866, 6.00%, 6/1/36	286	321

Pool #887019, 2.73%, 6/1/36	232	247

Pool #887111, 5.50%, 5/1/20	79	86

Pool #888100, 5.50%, 9/1/36	960	1,060

Pool #888152, 5.00%, 5/1/21	229	249

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #888205, 6.50%, 2/1/37	$250	$284

Pool #888318, 2.68%, 2/1/37	119	128

Pool #888447, 4.00%, 5/1/21	134	144

Pool #889224, 5.50%, 1/1/37	1,347	1,485

Pool #889390, 6.00%, 3/1/23	194	214

Pool #889401, 6.00%, 3/1/38	836	925

Pool #889415, 6.00%, 5/1/37	2,791	3,132

Pool #889579, 6.00%, 5/1/38	1,881	2,082

Pool #889630, 6.50%, 3/1/38	218	249

Pool #889886, 7.00%, 12/1/37	269	308

Pool #889970, 5.00%, 12/1/36	979	1,072

Pool #890234, 6.00%, 10/1/38	676	764

Pool #890329, 4.00%, 4/1/26	7,622	8,340

Pool #892536, 6.50%, 9/1/36	167	190

Pool #892968, 6.50%, 8/1/21	29	32

Pool #893363, 5.00%, 6/1/36	243	266

Pool #893366, 5.00%, 4/1/35	363	396

Pool #894453, 5.99%, 9/1/36	315	340

Pool #898089, 5.50%, 7/1/26	306	338

Pool #898417, 6.00%, 10/1/36	214	237

Pool #899079, 5.00%, 3/1/37	400	437

Pool #902188, 2.54%, 11/1/36	18	20

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #902414, 5.50%, 11/1/36	$810	$889

Pool #905090, 5.50%, 10/1/21	160	175

Pool #905759, 2.59%, 12/1/36	56	60

Pool #906090, 5.50%, 1/1/37	1,071	1,196

Pool #906237, 2.71%, 1/1/37	124	133

Pool #907818, 2.84%, 1/1/37	28	31

Pool #910147, 5.00%, 3/1/22	285	310

Pool #910338, 2.82%, 3/1/37	48	51

Pool #912414, 4.50%, 1/1/22	237	256

Pool #914522, 2.88%, 3/1/37	20	21

Pool #915499, 5.00%, 3/1/37	620	700

Pool #915870, 7.00%, 4/1/37	83	99

Pool #918515, 5.00%, 6/1/37	513	560

Pool #919461, 5.83%, 4/1/37	41	44

Pool #920457, 3.68%, 8/1/36	15	16

Pool #920988, 2.37%, 11/1/36	13	13

Pool #923023, 2.13%, 1/1/37	378	396

Pool #923123, 5.00%, 4/1/36	108	118

Pool #923166, 7.50%, 1/1/37	77	96

Pool #928261, 4.50%, 3/1/36	241	262

Pool #928584, 6.50%, 8/1/37	990	1,119

Pool #928909, 6.00%, 12/1/37	10	11

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #928915, 6.00%, 11/1/37	$102	$112

Pool #930606, 4.00%, 2/1/39	2,585	2,787

Pool #931195, 4.50%, 5/1/24	819	884

Pool #931665, 4.50%, 7/1/24	2,252	2,432

Pool #932023, 5.00%, 1/1/38	634	694

Pool #932741, 4.50%, 4/1/40	1,315	1,466

Pool #934466, 5.50%, 9/1/23	600	655

Pool #940623, 5.50%, 8/1/37	291	319

Pool #943388, 6.00%, 6/1/37	1,007	1,115

Pool #943617, 6.00%, 8/1/37	818	918

Pool #945876, 5.50%, 8/1/37	152	166

Pool #946527, 7.00%, 9/1/37	192	230

Pool #947216, 6.00%, 10/1/37	294	330

Pool #949391, 5.50%, 8/1/22	41	44

Pool #953018, 6.50%, 10/1/37	704	802

Pool #953910, 6.00%, 11/1/37	498	551

Pool #955771, 6.50%, 10/1/37	645	735

Pool #959604, 6.50%, 11/1/37	109	125

Pool #959880, 5.50%, 11/1/37	312	342

Pool #962687, 5.00%, 4/1/38	967	1,055

Pool #963735, 4.50%, 6/1/23	313	338

Pool #965389, 6.00%, 10/1/23	396	438

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #966660, 6.00%, 12/1/37	$24	$27

Pool #968037, 6.00%, 1/1/38	733	811

Pool #969632, 6.50%, 1/1/38	233	266

Pool #970013, 4.50%, 6/1/38	541	586

Pool #971734, 4.50%, 4/1/37	237	257

Pool #972452, 5.50%, 3/1/38	1,138	1,248

Pool #975365, 5.00%, 6/1/23	200	217

Pool #976699, 5.00%, 4/1/28	129	142

Pool #976963, 5.50%, 2/1/38	7,323	8,076

Pool #981704, 5.00%, 6/1/23	765	832

Pool #981823, 5.06%, 6/1/38	124	133

Pool #981854, 5.50%, 7/1/38	1,075	1,179

Pool #984075, 4.50%, 6/1/23	277	299

Pool #986760, 5.50%, 7/1/38	2,485	2,769

Pool #987114, 5.50%, 9/1/23	94	103

Pool #987115, 5.50%, 9/1/23	227	248

Pool #992472, 6.00%, 10/1/38	297	328

Pool #992491, 4.50%, 10/1/23	173	187

Pool #993055, 5.50%, 12/1/38	362	397

Pool #995018, 5.50%, 6/1/38	615	675

Pool #995266, 5.00%, 12/1/23	2,036	2,212

Pool #995879, 6.00%, 4/1/39	876	969

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #AA0451, 6.00%, 12/1/23	$19	$21

Pool #AA2939, 4.50%, 4/1/39	1,752	1,973

Pool #AA4482, 4.00%, 4/1/39	2,155	2,363

Pool #AA4562, 4.50%, 9/1/39	1,381	1,555

Pool #AA8978, 4.50%, 7/1/39	358	399

Pool #AA9357, 4.50%, 8/1/39	2,414	2,613

Pool #AB1048, 4.50%, 5/1/40	2,541	2,805

Pool #AB2067, 3.50%, 1/1/41	2,201	2,377

Pool #AB2092, 4.00%, 1/1/41	921	1,006

Pool #AB2272, 4.50%, 2/1/41	1,625	1,830

Pool #AB2693, 4.50%, 4/1/41	1,035	1,141

Pool #AB2768, 4.50%, 4/1/41	1,589	1,768

Pool #AB3246, 5.00%, 7/1/41	1,105	1,223

Pool #AB4293, 3.50%, 1/1/42	2,825	3,033

Pool #AB6016, 3.50%, 8/1/42	1,989	2,136

Pool #AC2947, 5.50%, 9/1/39	2,277	2,513

Pool #AC2969, 5.00%, 9/1/39	6,484	7,250

Pool #AC3263, 4.50%, 9/1/29	751	814

Pool #AC3312, 4.50%, 10/1/39	3,370	3,648

Pool #AC4861, 4.50%, 11/1/24	1,243	1,362

Pool #AC5040, 4.00%, 10/1/24	980	1,049

Pool #AC6118, 4.50%, 11/1/39	1,026	1,111

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #AC6742, 4.50%, 1/1/40	$3,063	$3,417

Pool #AC9581, 5.50%, 1/1/40	3,420	3,776

Pool #AD0585, 4.50%, 12/1/39	1,433	1,621

Pool #AD0639, 6.00%, 12/1/38	988	1,093

Pool #AD5241, 4.50%, 7/1/40	1,639	1,780

Pool #AD5525, 5.00%, 6/1/40	1,483	1,652

Pool #AD5556, 4.00%, 6/1/25	916	980

Pool #AD7859, 5.00%, 6/1/40	1,068	1,198

Pool #AE0289, 3.61%, 5/1/40	633	670

Pool #AE0891, 3.70%, 1/1/41	738	782

Pool #AE0971, 4.00%, 5/1/25	613	656

Pool #AE0981, 3.50%, 3/1/41	2,488	2,671

Pool #AE1807, 4.00%, 10/1/40	5,312	5,731

Pool #AE3873, 4.50%, 10/1/40	703	764

Pool #AE5436, 4.50%, 10/1/40	968	1,068

Pool #AE5767, 3.42%, 5/1/41	431	455

Pool #AH0525, 4.00%, 12/1/40	3,419	3,688

Pool #AH1295, 3.50%, 1/1/26	1,261	1,362

Pool #AH2488, 3.20%, 2/1/41	581	614

Pool #AH3226, 5.00%, 2/1/41	493	541

Pool #AH4158, 4.00%, 1/1/41	751	810

Pool #AH5573, 4.00%, 2/1/41	2,232	2,454

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #AH5614, 3.50%, 2/1/26	$1,268	$1,370

Pool #AH8854, 4.50%, 4/1/41	890	982

Pool #AI1247, 4.00%, 4/1/26	880	942

Pool #AI3470, 4.50%, 6/1/41	1,590	1,755

Pool #AI4361, 3.03%, 9/1/41	429	452

Pool #AI4380, 2.94%, 11/1/41	396	418

Pool #AI5539, 3.49%, 6/1/41	354	375

Pool #AI5603, 4.50%, 7/1/41	802	873

Pool #AI9555, 4.00%, 9/1/41	2,392	2,581

Pool #AI9828, 2.88%, 11/1/41	430	454

Pool #AJ2001, 3.15%, 10/1/41	402	426

Pool #AJ4093, 3.50%, 10/1/26	405	431

Pool #AJ4408, 4.50%, 10/1/41	739	804

Pool #AJ6086, 3.00%, 12/1/26	879	934

Pool #AJ9218, 4.00%, 2/1/42	2,304	2,486

Pool #AJ9326, 3.50%, 1/1/42	2,475	2,686

Pool #AJ9355, 3.00%, 1/1/27	2,028	2,154

Pool #AK4945, 3.50%, 2/1/42	1,616	1,734

Pool #AK7766, 2.50%, 3/1/27	2,264	2,382

Pool #AK9444, 4.00%, 3/1/42	961	1,044

Pool #AL0354, 5.25%, 7/1/36	826	893

Pool #AL0442, 5.50%, 6/1/40	679	749

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued

Pool #AL0659, 4.50%, 7/1/41	$4,186	$4,553

Pool #AL0766, 4.00%, 9/1/41	3,248	3,570

Pool #AL1849, 6.00%, 2/1/39	2,404	2,681

Pool #AL1939, 3.50%, 6/1/42	2,962	3,199

Pool #AO0752, 3.00%, 4/1/42	1,470	1,553

Pool #AO0800, 3.00%, 4/1/27	1,822	1,935

Pool #AO2973, 3.50%, 5/1/42	3,138	3,415

Pool #AO4136, 3.50%, 6/1/42	2,564	2,752

Pool #MA0361, 4.00%, 3/1/30	992	1,077

Pool #MA0667, 4.00%, 3/1/31	1,603	1,740

Pool #MA0706, 4.50%, 4/1/31	2,380	2,593

Pool #MA0711, 3.50%, 4/1/31	848	914

Pool #MA0720, 5.00%, 4/1/31	830	907

Pool #MA0804, 4.00%, 7/1/31	1,136	1,233

Pool #MA0976, 3.50%, 2/1/32	1,839	1,980

Pool #MA1107, 3.50%, 7/1/32	1,977	2,129

Pool #MA1141, 3.00%, 8/1/32	496	527

Pool #MA1200, 3.00%, 10/1/32	500	531

Pool TBA, 5.00%, 11/1/17 (5)	1,000	1,086
4.50%, 10/15/25 (5)	2,200	2,374
3.00%, 12/31/26 (5)	7,500	7,950
2.50%, 10/15/27 (5)	2,500	2,627
3.50%, 10/15/40 (5)	13,200	14,157
3.50%, 10/15/40 (5)	8,800	9,364
4.00%, 10/15/40 (5)	21,170	22,807

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Fannie Mae – 15.6% – continued
4.50%, 10/15/40 (5)	$18,028	$19,512
5.00%, 10/15/40 (5)	15,050	16,416
5.50%, 10/15/40 (5)	2,200	2,412
3.00%, 10/15/42 (5)	4,000	4,222
		393,518

Federal Farm Credit Bank – 0.1%

2.63%, 4/17/14	1,400	1,451

Federal Home Loan Bank – 1.0%
3.63%, 10/18/13	2,800	2,899
0.38%, 11/27/13	2,500	2,504
0.38%, 1/29/14	4,500	4,508
0.40%, 2/28/14	2,500	2,502
2.38%, 3/14/14	2,000	2,062
5.50%, 8/13/14	1,000	1,099
0.50%, 11/20/15	3,000	3,008
5.13%, 10/19/16	5,450	6,407
5.50%, 7/15/36	500	693
		25,682

Freddie Mac – 5.0%
0.50%, 10/15/13	3,000	3,009
0.38%, 10/30/13	5,000	5,008
0.38%, 11/27/13	5,000	5,009
4.50%, 1/15/14	7,000	7,382
3.00%, 7/28/14	1,000	1,048
0.75%, 11/25/14	3,000	3,028
0.50%, 4/17/15	1,000	1,003
4.38%, 7/17/15	900	1,000
5.25%, 4/18/16	500	583
2.50%, 5/27/16	4,000	4,290
2.00%, 8/25/16	5,675	5,986
5.00%, 2/16/17	500	594
1.00%, 3/8/17	2,500	2,532
5.13%, 11/17/17	500	607
4.88%, 6/13/18	2,600	3,166
3.75%, 3/27/19	1,000	1,165
2.38%, 1/13/22	3,000	3,147
6.75%, 3/15/31	200	313
1.00%, 8/27/14	1,000	1,014
2.88%, 2/9/15	2,000	2,118
1.25%, 10/2/19	1,000	999

Pool #1B2125, 2.75%, 3/1/35	379	406

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac – 5.0% – continued

Pool #1B2934, 2.86%, 3/1/36	$595	$638

Pool #1B3264, 6.01%, 2/1/37	137	149

Pool #1B7328, 3.31%, 4/1/37	55	59

Pool #1B7359, 5.84%, 5/1/37	91	94

Pool #1G0321, 2.51%, 9/1/35	124	131

Pool #1G0911, 2.85%, 4/1/36	267	286

Pool #1G1506, 5.51%, 1/1/37	51	55

Pool #1G1623, 5.70%, 4/1/37	91	99

Pool #1G1763, 2.55%, 11/1/35	47	50

Pool #1G1790, 3.03%, 11/1/35	67	72

Pool #1G2620, 2.65%, 11/1/36	28	30

Pool #1G2638, 3.04%, 9/1/36	25	26

Pool #1G2675, 5.77%, 2/1/38	347	377

Pool #1G3611, 2.24%, 4/1/37	51	54

Pool #1H1348, 5.81%, 10/1/36	34	37

Pool #1H2569, 2.48%, 9/1/35	562	601

Pool #1H2605, 5.62%, 4/1/36	228	246

Pool #1J0345, 2.67%, 3/1/37	27	29

Pool #1J0355, 2.90%, 3/1/37	23	25

Pool #1J0365, 3.00%, 4/1/37	130	140

Pool #1J1390, 5.92%, 12/1/36	35	38

Pool #1J1634, 2.66%, 12/1/36	253	272

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac – 5.0% – continued

Pool #1L0078, 2.38%, 6/1/35	$35	$38

Pool #1L1214, 2.38%, 12/1/35	1,529	1,611

Pool #1L1480, 2.08%, 12/1/33	76	77

Pool #1N0243, 3.02%, 8/1/36	21	23

Pool #1N1746, 5.61%, 9/1/37	209	220

Pool #781274, 2.38%, 2/1/34	21	22

Pool #782905, 4.93%, 12/1/34	24	25

Pool #847755, 2.77%, 5/1/37	105	113

Pool #848626, 3.42%, 6/1/41	309	326

Pool #848639, 3.22%, 9/1/41	398	421

Pool TBA, 4.50%, 10/15/25 (5)	1,000	1,072
2.50%, 10/15/27 (5)	2,500	2,625
4.00%, 10/15/40 (5)	19,800	21,282
4.50%, 10/15/40 (5)	9,344	10,049
5.50%, 10/15/40 (5)	9,650	10,514
6.00%, 10/15/40 (5)	1,500	1,647
3.00%, 10/1/41 (5)	3,800	4,011
3.00%, 10/1/42 (5)	1,500	1,581
3.50%, 12/31/49 (5)	7,400	7,934
3.50%, 12/31/49 (5)	5,400	5,715
		126,221

Freddie Mac Gold – 5.8%

Pool #A16753, 5.00%, 11/1/33	157	172

Pool #A17665, 5.00%, 1/1/34	370	405

Pool #A27950, 5.50%, 11/1/34	1,499	1,645

Pool #A31136, 5.50%, 1/1/35	301	332

Pool #A39306, 5.50%, 11/1/35	1,118	1,226

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #A46224, 5.00%, 7/1/35	$133	$147

Pool #A48104, 5.00%, 1/1/36	292	323

Pool #A51296, 6.00%, 8/1/36	214	238

Pool #A54897, 6.50%, 8/1/36	159	181

Pool #A56110, 5.50%, 12/1/36	411	450

Pool #A57604, 5.00%, 3/1/37	1,592	1,726

Pool #A58690, 6.00%, 3/1/37	66	73

Pool #A58718, 5.50%, 3/1/37	97	107

Pool #A59081, 5.50%, 4/1/37	1,604	1,750

Pool #A60942, 5.00%, 5/1/37	316	343

Pool #A61560, 5.50%, 10/1/36	1,935	2,135

Pool #A61573, 5.00%, 9/1/34	1,820	1,993

Pool #A61597, 5.50%, 12/1/35	208	228

Pool #A64474, 5.50%, 9/1/37	129	141

Pool #A67116, 7.00%, 10/1/37	78	90

Pool #A68761, 5.50%, 9/1/37	658	718

Pool #A69169, 4.50%, 12/1/37	569	613

Pool #A69303, 6.00%, 11/1/37	166	183

Pool #A73778, 5.00%, 2/1/38	601	652

Pool #A74134, 7.00%, 2/1/38	61	70

Pool #A78507, 5.00%, 6/1/38	2,077	2,294

Pool #A81606, 6.00%, 9/1/38	282	310

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #A81856, 7.00%, 9/1/38	$55	$64

Pool #A83008, 5.50%, 11/1/38	2,146	2,365

Pool #A84432, 4.50%, 2/1/39	362	389

Pool #A88476, 4.50%, 9/1/39	4,227	4,682

Pool #A88566, 5.00%, 9/1/39	2,558	2,831

Pool #A89346, 4.50%, 10/1/39	3,485	3,748

Pool #A90749, 4.50%, 1/1/40	2,147	2,378

Pool #A91541, 5.00%, 3/1/40	715	791

Pool #A91626, 4.50%, 3/1/40	1,234	1,375

Pool #A91942, 4.50%, 4/1/40	1,083	1,200

Pool #A94672, 4.50%, 10/1/40	1,706	1,840

Pool #A96296, 4.00%, 1/1/41	1,339	1,474

Pool #A96310, 4.00%, 1/1/41	925	1,013

Pool #A96995, 4.00%, 2/1/41	2,843	3,059

Pool #A97443, 4.50%, 3/1/41	1,332	1,462

Pool #B10630, 4.50%, 11/1/18	333	358

Pool #B17658, 4.50%, 1/1/20	14	15

Pool #B18502, 5.50%, 6/1/20	54	59

Pool #B18931, 4.50%, 3/1/20	45	49

Pool #C03457, 4.50%, 2/1/40	1,153	1,240

Pool #C03821, 3.50%, 4/1/42	3,396	3,645

Pool #C91009, 5.00%, 11/1/26	77	84

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #C91020, 5.50%, 3/1/27	$133	$145

Pool #C91247, 5.00%, 4/1/29	528	574

Pool #C91354, 4.00%, 1/1/31	1,596	1,732

Pool #C91370, 4.50%, 5/1/31	967	1,068

Pool #C91388, 3.50%, 2/1/32	750	808

Pool #C91402, 4.00%, 10/1/31	1,328	1,441

Pool #C91408, 3.50%, 11/1/31	871	938

Pool #C91485, 3.50%, 8/1/32	997	1,073

Pool #D97197, 5.00%, 2/1/27	129	141

Pool #D97498, 6.00%, 12/1/27	367	403

Pool #D97524, 5.50%, 1/1/28	598	654

Pool #D97564, 5.00%, 1/1/28	314	341

Pool #D98301, 4.50%, 7/1/29	498	538

Pool #E03033, 3.00%, 2/1/27	2,114	2,235

Pool #E99030, 4.50%, 9/1/18	555	597

Pool #G01907, 4.50%, 8/1/34	176	191

Pool #G01974, 5.00%, 12/1/35	1,922	2,093

Pool #G02064, 5.00%, 2/1/36	845	920

Pool #G02069, 5.50%, 3/1/36	167	183

Pool #G02386, 6.00%, 11/1/36	1,862	2,050

Pool #G02391, 6.00%, 11/1/36	52	57

Pool #G02540, 5.00%, 11/1/34	301	327

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #G02649, 6.00%, 1/1/37	$85	$94

Pool #G02702, 6.50%, 1/1/37	243	274

Pool #G02789, 6.00%, 4/1/37	5,122	5,631

Pool #G02911, 6.00%, 4/1/37	104	116

Pool #G02973, 6.00%, 6/1/37	228	251

Pool #G03121, 5.00%, 6/1/36	825	898

Pool #G03134, 5.50%, 8/1/36	337	369

Pool #G03176, 5.00%, 8/1/37	339	367

Pool #G03218, 6.00%, 9/1/37	276	304

Pool #G03351, 6.00%, 9/1/37	397	440

Pool #G03513, 6.00%, 11/1/37	621	682

Pool #G03600, 7.00%, 11/1/37	193	223

Pool #G03737, 6.50%, 11/1/37	3,526	3,968

Pool #G03992, 6.00%, 3/1/38	738	812

Pool #G04287, 5.00%, 5/1/38	908	984

Pool #G04459, 5.50%, 6/1/38	825	899

Pool #G04611, 6.00%, 7/1/38	1,402	1,547

Pool #G04650, 6.50%, 9/1/38	1,324	1,510

Pool #G04817, 5.00%, 9/1/38	552	598

Pool #G05082, 5.00%, 3/1/38	1,079	1,174

Pool #G05167, 4.50%, 2/1/39	1,376	1,480

Pool #G05725, 4.50%, 11/1/39	1,304	1,454

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #G05733, 5.00%, 11/1/39	$1,258	$1,392

Pool #G05870, 4.50%, 4/1/40	1,552	1,719

Pool #G05876, 4.50%, 4/1/40	3,477	3,901

Pool #G06767, 5.00%, 10/1/41	2,722	2,994

Pool #G07002, 4.50%, 12/1/41	1,755	1,898

Pool #G07098, 3.50%, 7/1/42	1,986	2,133

Pool #G08189, 7.00%, 3/1/37	72	83

Pool #G08192, 5.50%, 4/1/37	407	444

Pool #G08341, 5.00%, 4/1/39	5,600	6,072

Pool #G08477, 3.50%, 2/1/42	2,088	2,240

Pool #G11776, 4.50%, 9/1/20	104	111

Pool #G12571, 4.00%, 1/1/22	295	315

Pool #G12673, 5.00%, 9/1/21	223	242

Pool #G12837, 4.50%, 4/1/22	336	361

Pool #G12868, 5.00%, 11/1/22	450	486

Pool #G12869, 5.00%, 9/1/22	405	438

Pool #G13136, 4.50%, 5/1/23	488	524

Pool #G13151, 6.00%, 3/1/23	422	465

Pool #G13201, 4.50%, 7/1/23	293	314

Pool #G13433, 5.50%, 1/1/24	334	363

Pool #G14168, 5.50%, 12/1/24	686	750

Pool #G14239, 4.00%, 9/1/26	6,907	7,353

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #G18220, 6.00%, 11/1/22	$46	$51

Pool #G18438, 2.50%, 6/1/27	1,180	1,243

Pool #G30327, 4.50%, 1/1/27	80	87

Pool #J00991, 4.00%, 1/1/21	110	118

Pool #J02541, 4.00%, 9/1/20	90	96

Pool #J03041, 6.00%, 7/1/21	144	160

Pool #J03736, 5.50%, 11/1/21	157	172

Pool #J05307, 4.50%, 8/1/22	61	65

Pool #J06175, 5.00%, 5/1/21	79	86

Pool #J06465, 6.00%, 11/1/22	40	44

Pool #J06476, 5.50%, 11/1/22	106	115

Pool #J08098, 5.50%, 6/1/23	93	101

Pool #J08202, 5.00%, 7/1/23	183	198

Pool #J08454, 5.00%, 8/1/23	331	357

Pool #J08913, 5.50%, 10/1/23	105	115

Pool #J09148, 5.00%, 12/1/23	328	354

Pool #J09305, 5.00%, 2/1/24	379	412

Pool #J09463, 5.00%, 3/1/24	294	318

Pool #J11136, 4.00%, 11/1/24	219	234

Pool #J12098, 4.50%, 4/1/25	2,470	2,650

Pool #J14808, 3.50%, 3/1/26	1,743	1,870

Pool #J17055, 3.00%, 11/1/26	1,201	1,270

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Freddie Mac Gold – 5.8% – continued

Pool #J17232, 3.00%, 11/1/26	$926	$988

Pool #J17932, 3.00%, 3/1/27	1,642	1,752

Pool #Q02211, 4.50%, 7/1/41	1,424	1,560

Pool #Q03085, 4.00%, 9/1/41	1,142	1,230

Pool #Q04649, 3.50%, 11/1/41	851	913

Pool #Q08894, 3.50%, 6/1/42	1,483	1,608
		148,015

Government National Mortgage Association – 2.3%

Pool TBA, 3.50%, 10/1/33 (5)	2,000	2,192
5.00%, 10/1/34 (5)	1,763	1,947
4.00%, 10/15/39 (5)	10,500	11,576
4.50%, 10/15/39 (5)	19,200	21,183
4.00%, 10/15/40 (5)	11,100	12,217
3.00%, 8/20/42 (5)	1,500	1,607
3.50%, 12/31/49 (5)	6,500	7,109
		57,831

Government National Mortgage Association I – 2.4%

Pool #510835, 5.50%, 2/15/35	146	163

Pool #597889, 5.50%, 6/15/33	634	715

Pool #614169, 5.00%, 7/15/33	203	226

Pool #616879, 3.50%, 2/15/42	1,158	1,276

Pool #617739, 6.00%, 10/15/37	85	96

Pool #634431, 6.00%, 9/15/34	51	58

Pool #641416, 5.50%, 4/15/35	330	369

Pool #646341, 6.00%, 11/15/36	131	149

Pool #648538, 5.00%, 12/15/35	434	481

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association I – 2.4% – continued

Pool #651753, 5.50%, 3/15/36	$99	$110

Pool #658560, 6.50%, 8/15/36	358	422

Pool #661917, 7.00%, 4/15/37	83	98

Pool #670114, 6.50%, 7/15/37	101	117

Pool #675211, 6.50%, 3/15/38	168	192

Pool #675484, 5.50%, 6/15/38	604	672

Pool #676360, 6.50%, 10/15/37	86	100

Pool #682899, 6.00%, 9/15/40	983	1,113

Pool #687824, 5.50%, 8/15/38	795	884

Pool #687900, 5.00%, 9/15/38	327	360

Pool #687901, 5.00%, 9/15/38	670	739

Pool #688461, 6.00%, 5/15/38	612	692

Pool #692309, 6.00%, 1/15/39	316	357

Pool #697645, 5.50%, 10/15/38	484	539

Pool #698236, 5.00%, 6/15/39	1,888	2,089

Pool #698336, 4.50%, 5/15/39	3,239	3,568

Pool #699277, 6.00%, 9/15/38	261	296

Pool #700918, 5.50%, 11/15/38	1,000	1,113

Pool #700972, 5.50%, 11/15/38	253	282

Pool #701196, 6.00%, 10/15/38	418	472

Pool #703677, 5.50%, 6/15/39	508	565

Pool #704185, 5.50%, 1/15/39	423	471

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association I – 2.4% – continued

Pool #710130, 7.00%, 1/15/39	$133	$154

Pool #717175, 4.50%, 6/15/39	1,883	2,087

Pool #719262, 5.00%, 8/15/40	612	687

Pool #720202, 4.50%, 7/15/39	1,137	1,253

Pool #723231, 4.00%, 10/15/39	750	829

Pool #723339, 5.00%, 9/15/39	682	766

Pool #726085, 4.00%, 11/15/24	601	653

Pool #728629, 4.50%, 1/15/40	2,325	2,576

Pool #733663, 4.50%, 5/15/40	4,081	4,512

Pool #737286, 4.50%, 5/15/40	1,684	1,865

Pool #737416, 3.50%, 9/15/25	512	551

Pool #738134, 3.50%, 4/15/26	819	885

Pool #738247, 4.50%, 4/15/41	1,276	1,406

Pool #745215, 4.00%, 7/15/25	554	602

Pool #747643, 4.50%, 8/15/40	5,888	6,509

Pool #760874, 3.50%, 2/15/26	628	679

Pool #768800, 4.50%, 6/15/41	473	521

Pool #773939, 4.00%, 11/15/41	1,477	1,659

Pool #778957, 3.50%, 3/15/42	1,466	1,617

Pool #781939, 6.00%, 7/15/34	835	950

Pool #782131, 5.50%, 12/15/36	309	345

Pool #782150, 5.50%, 4/15/37	315	351

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association I – 2.4% – continued

Pool #782259, 5.00%, 2/15/36	$481	$532

Pool #782272, 5.50%, 2/15/38	692	771

Pool #782498, 6.00%, 12/15/38	371	419

Pool #782565, 5.00%, 2/15/39	7,119	7,877

Pool #782584, 5.00%, 3/15/39	657	725

Pool #782675, 4.50%, 6/15/24	494	538

Pool #782831, 6.00%, 12/15/39	244	276
		61,379

Government National Mortgage Association II – 2.7%

Pool #3570, 6.00%, 6/20/34	181	210

Pool #3665, 5.50%, 1/20/35	549	616

Pool #3852, 6.00%, 5/20/36	112	127

Pool #3879, 6.00%, 7/20/36	382	432

Pool #3910, 6.00%, 10/20/36	201	228

Pool #3994, 5.00%, 6/20/37	175	194

Pool #4018, 6.50%, 8/20/37	404	465

Pool #4026, 5.00%, 9/20/37	216	240

Pool #4027, 5.50%, 9/20/37	119	133

Pool #4040, 6.50%, 10/20/37	88	102

Pool #4098, 5.50%, 3/20/38	666	743

Pool #4116, 6.50%, 4/20/38	185	214

Pool #4170, 6.00%, 6/20/38	487	551

Pool #4194, 5.50%, 7/20/38	1,430	1,594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association II – 2.7% – continued

Pool #4243, 5.00%, 9/20/38	$405	$447

Pool #4244, 5.50%, 9/20/38	380	424

Pool #4245, 6.00%, 9/20/38	224	253

Pool #4269, 6.50%, 10/20/38	229	264

Pool #4290, 5.50%, 11/20/38	282	315

Pool #4344, 6.00%, 1/20/39	399	451

Pool #4345, 6.50%, 1/20/39	247	285

Pool #4425, 5.50%, 4/20/39	634	707

Pool #4559, 5.00%, 10/20/39	1,443	1,603

Pool #4561, 6.00%, 10/20/39	765	867

Pool #4617, 4.50%, 1/20/40	368	408

Pool #4619, 5.50%, 1/20/40	1,193	1,331

Pool #4713, 4.50%, 6/20/40	1,145	1,272

Pool #4747, 5.00%, 7/20/40	1,038	1,157

Pool #4881, 3.50%, 12/20/40	2,936	3,222

Pool #4923, 4.50%, 1/20/41	794	881

Pool #5050, 4.00%, 5/20/26	843	902

Pool #5081, 4.00%, 6/20/41	1,508	1,665

Pool #5082, 4.50%, 6/20/41	1,579	1,747

Pool #5083, 5.00%, 6/20/41	6,819	7,584

Pool #5114, 4.00%, 7/20/41	1,114	1,231

Pool #5175, 4.50%, 9/20/41	810	899

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association II – 2.7% – continued

Pool #5176, 5.00%, 9/20/41	$5,218	$5,804

Pool #5202, 3.50%, 10/20/41	1,706	1,869

Pool #5203, 4.00%, 10/20/41	1,336	1,471

Pool #5232, 3.50%, 11/20/41	955	1,046

Pool #5264, 5.50%, 12/20/41	131	146

Pool #5280, 4.00%, 1/20/42	1,466	1,615

Pool #5304, 3.50%, 2/20/42	1,164	1,275

Pool #5317, 5.50%, 2/20/42	869	972

Pool #5326, 3.00%, 3/20/27	1,814	1,951

Pool #5331, 3.50%, 3/20/42	1,897	2,078

Pool #654804, 6.00%, 5/20/36	200	226

Pool #737602, 4.00%, 11/20/40	901	1,009

Pool #752757, 4.50%, 11/20/40	1,384	1,549

Pool #755677, 4.00%, 12/20/40	888	990

Pool #782433, 6.00%, 10/20/38	768	868

Pool #82579, 3.50%, 7/20/40	752	804

Pool #82737, 3.00%, 2/20/41	849	901

Pool #82793, 2.50%, 4/20/41	911	952

Pool #82857, 3.00%, 6/20/41	450	475

Pool #82960, 3.50%, 10/20/41	422	451

Pool #MA0022, 3.50%, 4/20/42	1,911	2,093

Pool #MA0088, 3.50%, 5/20/42	4,146	4,542

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (7) – continued

Government National Mortgage Association II – 2.7% – continued

Pool #MA0318, 3.50%, 8/20/42	$1,497	$1,640
		68,491

Tennessee Valley Authority – 0.1%
5.50%, 7/18/17	600	733
5.25%, 9/15/39	1,650	2,187
		2,920
Total U.S. Government Agencies
(Cost $851,028)		885,508

U.S. GOVERNMENT OBLIGATIONS – 36.1%

U.S. Treasury Bonds – 6.6%
8.75%, 8/15/20	450	707
7.88%, 2/15/21	1,550	2,365
8.00%, 11/15/21	1,125	1,762
7.13%, 2/15/23	2,000	3,052
6.25%, 8/15/23	11,550	16,760
7.63%, 2/15/25	165	269
6.00%, 2/15/26	11,750	17,197
6.13%, 11/15/27	9,000	13,545
6.25%, 5/15/30	6,000	9,402
5.38%, 2/15/31	4,000	5,786
4.50%, 2/15/36	475	634
4.75%, 2/15/37	6,335	8,769
5.00%, 5/15/37	4,575	6,552
4.38%, 2/15/38	8,890	11,703
4.50%, 5/15/38	1,700	2,281
3.50%, 2/15/39	6,000	6,888
4.25%, 5/15/39	9,250	11,986
4.50%, 8/15/39	8,000	10,768
4.38%, 11/15/39	7,000	9,252
4.63%, 2/15/40	7,250	9,951
4.38%, 5/15/40	1,000	1,323
3.88%, 8/15/40	9,000	10,995
3.75%, 8/15/41	4,000	4,782
3.13%, 2/15/42	1,000	1,064
		167,793

U.S. Treasury Notes – 29.5%
3.38%, 11/30/12	1,000	1,005
3.63%, 12/31/12	3,500	3,530
0.63%, 1/31/13	5,000	5,008
2.88%, 1/31/13	9,500	9,586
1.38%, 3/15/13	25,000	25,139

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.1% – continued

U.S. Treasury Notes – 29.5% – continued
3.13%, 4/30/13	$4,000	$4,069
1.13%, 6/15/13	25,000	25,166
0.75%, 8/15/13	15,000	15,074
4.25%, 8/15/13	425	440
3.13%, 8/31/13	2,000	2,054
3.13%, 9/30/13	9,700	9,983
2.75%, 10/31/13	17,500	17,981
2.00%, 11/30/13	4,700	4,798
1.00%, 1/15/14	30,000	30,304
0.25%, 3/31/14	20,000	20,006
1.75%, 3/31/14	5,000	5,114
1.88%, 4/30/14	15,000	15,388
2.63%, 6/30/14	10,500	10,936
2.63%, 7/31/14	3,000	3,131
2.38%, 8/31/14	2,500	2,601
2.38%, 9/30/14	17,000	17,722
2.38%, 10/31/14	30,000	31,315
2.13%, 11/30/14	5,000	5,200
2.63%, 12/31/14	25,000	26,328
2.25%, 1/31/15	8,000	8,368
4.00%, 2/15/15	12,000	13,055
2.50%, 3/31/15	39,000	41,160
0.25%, 7/15/15	10,000	9,985
1.75%, 7/31/15	10,000	10,406
4.50%, 11/15/15	2,000	2,258
2.13%, 12/31/15	5,000	5,286
2.13%, 2/29/16	5,000	5,298
5.13%, 5/15/16	3,000	3,507
3.25%, 6/30/16	10,000	11,050
1.50%, 7/31/16	5,000	5,201
1.00%, 8/31/16	10,000	10,212
1.00%, 9/30/16	25,000	25,531
1.00%, 10/31/16	5,000	5,105
4.63%, 11/15/16	2,600	3,038
0.88%, 11/30/16	30,000	30,485
0.88%, 1/31/17	20,000	20,306
4.63%, 2/15/17	500	588
1.00%, 3/31/17	12,000	12,240
3.13%, 4/30/17	7,000	7,811
4.50%, 5/15/17	1,850	2,182
0.63%, 5/31/17	15,000	15,037
4.75%, 8/15/17	2,400	2,878
0.63%, 8/31/17	5,000	5,003
0.63%, 9/30/17	7,000	6,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 36.1% – continued

U.S. Treasury Notes – 29.5% – continued
4.25%, 11/15/17	$2,950	$3,483
3.50%, 2/15/18	6,250	7,168
3.88%, 5/15/18	3,300	3,870
4.00%, 8/15/18	10,290	12,198
1.50%, 8/31/18	11,500	11,949
3.75%, 11/15/18	2,300	2,700
2.75%, 2/15/19	18,000	20,055
3.63%, 8/15/19	18,000	21,142
3.38%, 11/15/19	16,000	18,550
3.63%, 2/15/20	5,000	5,892
3.50%, 5/15/20	5,000	5,854
2.63%, 8/15/20	3,000	3,317
2.63%, 11/15/20	3,000	3,312
3.63%, 2/15/21	2,000	2,368
2.13%, 8/15/21	51,000	53,948
1.63%, 8/15/22	15,000	14,984
		745,657
Total U.S. Government Obligations
(Cost $854,266)		913,450

MUNICIPAL BONDS – 0.9%

Arizona – 0.0%

Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	118

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	132
		250

California – 0.3%

Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds, 6.26%, 4/1/49	425	603

Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	218

Bay Area Toll Authority Bridge TRB, Series S-3, Build America Bonds, 6.91%, 10/1/50	150	214

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	166
7.30%, 10/1/39	920	1,225
7.60%, 11/1/40	400	555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

California – 0.3% – continued

California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds, 8.36%, 10/1/34	$50	$64

California State Taxable G.O. Unlimited Bonds, Build America Bonds, 7.63%, 3/1/40	405	559

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	238

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	798

East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	404

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	205

Los Angeles Department of Airports Direct Pay TRB, Build America Bonds, 6.58%, 5/15/39	250	327

Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds, 6.76%, 7/1/34	290	386

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	395

Metropolitan Water District of Southern California TRB, Series A, Build America Bonds, 6.95%, 7/1/40	100	124

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	133

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	106

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	300	369

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

California – 0.3% – continued

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	$150	$187

University of California Revenue Bonds, Build America Bonds, Regents University, 6.27%, 5/15/31	200	230
		7,506

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	285

Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	63
		348

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	201

Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	379
		580

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	38

Georgia – 0.0%

Municipal Electric Authority Plant Vogtle Units TRB, Build America Bonds, 6.64%, 4/1/57	70	82
6.66%, 4/1/57	100	116
7.06%, 4/1/57	300	328
		526

Illinois – 0.1%

Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds, 6.32%, 11/1/29	160	186

Chicago Taxable G.O. Unlimited Bonds, Project C1, 7.78%, 1/1/35	100	130

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Illinois – 0.1% – continued

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A, 6.90%, 12/1/40	$300	$364

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	158

Illinois State G.O. Unlimited Bonds, Build America Bonds, 6.63%, 2/1/35	750	847

Illinois State Taxable G.O. Unlimited Bonds, 4.42%, 1/1/15	100	106
5.67%, 3/1/18	300	339

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	1,025	994
		3,124

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	284

Mississippi – 0.0%

Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	121

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	413

Clark County Airport System TRB, Series C, Build America Bonds, 6.82%, 7/1/45	200	287
		700

New Jersey – 0.1%

New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured), 7.43%, 2/15/29	100	128

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	271

New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds, 6.10%, 12/15/28	300	349

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

New Jersey – 0.1% – continued

New Jersey State Turnpike Authority TRB, Series A, Build America Bonds, 7.10%, 1/1/41	$425	$610

New Jersey State Turnpike Authority TRB, Series F, Build America Bonds, 7.41%, 1/1/40	125	186

Rutgers University TRB, Series H, Build America Bonds (G.O. of University Insured), 5.67%, 5/1/40	145	185
		1,729

New York – 0.2%

Metropolitan Transportation Authority Dedicated Tax Fund TRB, Build America Bonds, 7.34%, 11/15/39	75	113

Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	250	329

Metropolitan Transportation Authority TRB, Build America Bonds, 6.69%, 11/15/40	100	133

Metropolitan Transportation Authority TRB, Series E, Build America Bonds, 6.81%, 11/15/40	60	81

New York City G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	125

New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds, 5.85%, 6/1/40	85	112

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	270
5.72%, 6/15/42	250	337

New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	276

New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured, 5.77%, 8/1/36	300	380

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	316

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

New York – 0.2% – continued

New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds, 5.63%, 3/15/39	$75	$94

New York State Urban Development Corp. TRB, Build America Bonds, 5.77%, 3/15/39	100	124

Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured), 5.65%, 11/1/40	350	441

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured), 4.93%, 10/1/51	250	285
		3,416

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds, 6.45%, 2/15/44	200	241

American Municipal Power-Ohio, Inc. TRB, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	442

Northeast Regional Sewer District Improvement TRB, Build America Bonds, 6.04%, 11/15/40	145	169

Ohio State University TRB, Series A, 4.80%, 6/1/11(3)	200	230

Ohio State University TRB, Series C, Build America Bonds, 4.91%, 6/1/40	190	228

Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund, 4.88%, 12/1/34	90	105
		1,415

Oregon – 0.0%

Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds, 5.83%, 11/15/34	200	263

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Pennsylvania – 0.0%

State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	$200	$231

Puerto Rico – 0.0%

Puerto Rico Commonwealth Government Development Bank TRB, Senior Notes, Series B, 3.67%, 5/1/14	150	152
4.70%, 5/1/16	100	103
		255

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority TRB, Series B, Build America Bonds, 6.73%, 7/1/43	100	119

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	222

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.), 6.45%, 2/15/35	200	251

Houston Taxable Refunding G.O. Limited Bonds, Series A, Pension Obligation, 6.29%, 3/1/32	300	374

North Texas Tollway Authority TRB, Series B, Build America Bonds, 6.72%, 1/1/49	125	172

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	271

Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	264

Texas State Transportation Commission TRB, Series B, First Tier, 5.18%, 4/1/30	300	365

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	119

University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	239
		2,277

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.9% – continued

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	$95	$104

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	102

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	123

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	124
		349
Total Municipal Bonds
(Cost $19,422)		23,635

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Lehman (8)	50,000	$–
Total Other
(Cost $39)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01%(9)(10)	252,428,779	$252,429
Total Investment Companies
(Cost $252,429)		252,429

Total Investments – 109.1%
(Cost $2,588,365)		2,760,458

Liabilities less Other Assets – (9.1)%		(231,037)
NET ASSETS – 100.0%		$2,529,421

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $3,947,000 or 0.2% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

ADT (The) Corp., 2.25%, 7/15/17	6/27/12	$150

ADT (The) Corp., 4.88%, 7/15/42	6/27/12	99

Broadcom Corp., 2.50%, 8/15/22	8/13/12	99

Caterpillar, Inc., 3.80%, 8/15/42	6/22/07-2/28/08	71

Exelon Generation Co. LLC, 4.25%, 6/15/22	6/13/12	250

Express Scripts Holding Co., 2.65%, 2/15/17	2/6/12-3/19/12	725

Express Scripts Holding Co., 4.75%, 11/15/21	11/14/11	496

Kraft Foods Group, Inc., 1.63%, 6/4/15	5/30/12	100

Kraft Foods Group, Inc., 3.50%, 6/6/22	5/30/12	129

Kraft Foods Group, Inc., 5.00%, 6/4/42	5/30/12-7/25/12	168

News America, Inc., 3.00%, 9/15/22	9/11/12	199

Phillips 66, 2.95%, 5/1/17	3/7/12	150

Phillips 66, 5.88%, 5/1/42	3/7/12-9/27/12	855

Southwestern Energy Co., 4.10%, 3/15/22	2/29/12	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Transcontinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	7/10/12	$125

(3)	Century bond expiring in 2111.
(4)	Century bond expiring in 2112.
(5)	When-Issued Security.
(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	Security listed as escrow is considered to be worthless.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(10)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $321,455,000 with net sales of approximately $69,026,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for the Bond Index Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Agency	25.3%
US Treasury	39.9
AAA	3.5
AA	3.3
A	10.3
BBB	8.5
Not rated	0.1
Cash Equivalents	9.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Index Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities
Automobile	$–	$3,113	$–	$3,113
Commercial Mortgage-Backed Securities	–	47,566	–	47,566
Credit Card	–	3,286	–	3,286
Utilities	–	1,264	–	1,264
Corporate Bonds	–		–
Advertising	–	579	–	579
Aerospace/Defense	–	8,675	–	8,675
Agriculture	–	6,768	–	6,768
Airlines	–	386	–	386
Apparel	–	327	–	327
Auto Manufacturers	–	1,617	–	1,617
Auto Parts & Equipment	–	553	–	553
Banks	–	75,603	–	75,603
Beverages	–	11,341	–	11,341
Biotechnology	–	4,747	–	4,747
Building Materials	–	224	–	224
Chemicals	–	8,908	–	8,908
Commercial Services	–	2,296	–	2,296
Computers	–	8,861	–	8,861
Cosmetics/Personal Care	–	2,932	–	2,932
Diversified Financial Services	–	37,374	–	37,374
Electric	–	39,370	–	39,370
Electrical Components & Equipments	–	728	–	728
Electronics	–	3,574	–	3,574
Engineering & Construction	–	92	–	92
Environmental Control	–	2,710	–	2,710
Food	–	11,906	–	11,906
Forest Products & Paper	–	2,285	–	2,285
Gas	–	1,692	–	1,692
Hand/Machine Tools	–	276	–	276
Healthcare - Products	–	3,984	–	3,984
Healthcare - Services	–	6,244	–	6,244
Home Furnishings	–	364	–	364
Household Products/Wares	–	1,183	–	1,183
Housewares	–	435	–	435
Insurance	–	23,396	–	23,396
Internet	–	1,335	–	1,335

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Iron/Steel	$–	$673	$–	$673
Lodging	–	733	–	733
Machinery - Construction & Mining	–	1,944	–	1,944
Machinery - Diversified	–	888	–	888
Media	–	27,086	–	27,086
Mining	–	3,883	–	3,883
Miscellaneous Manufacturing	–	2,623	–	2,623
Office/Business Equipment	–	2,053	–	2,053
Oil & Gas	–	19,343	–	19,343
Oil & Gas Services	–	3,664	–	3,664
Packaging & Containers	–	272	–	272
Pharmaceuticals	–	17,941	–	17,941
Pipelines	–	12,529	–	12,529
Real Estate	–	29	–	29
Real Estate Investment Trusts	–	11,483	–	11,483
Retail	–	17,816	–	17,816
Savings & Loans	–	31	–	31
Semiconductors	–	2,409	–	2,409
Software	–	5,245	–	5,245
Telecommunications	–	25,928	–	25,928
Toys, Games & Hobbies	–	446	–	446
Transportation	–	9,887	–	9,887
Water	–	342	–	342
Foreign Issuer Bonds
Advertising	–	214	–	214
Banks	–	42,115	–	42,115
Beverages	–	1,453	–	1,453
Chemicals	–	1,208	–	1,208
Diversified Financial
Services	–	248	–	248
Electric	–	1,127	–	1,127

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Electronics	$–	$422		$–	$422
Food	–	924		–	924
Healthcare - Products	–	1,525		–	1,525
Holding Companies - Diversified	–	107		–	107
Insurance	–	607		–	607
Iron/Steel	–	1,230		–	1,230
Media	–	937		–	937
Mining	–	10,413		–	10,413
Miscellaneous
Manufacturing	–	267		–	267
Multi-National	–	33,103		–	33,103
Oil & Gas	–	28,478		–	28,478
Oil & Gas Services	–	1,472		–	1,472
Pharmaceuticals	–	4,981		–	4,981
Pipelines	–	2,556		–	2,556
Regional	–	11,347		–	11,347
Sovereign	–	32,714		–	32,714
Telecommunications	–	13,785		–	13,785
Transportation	–	961		–	961
U.S. Government Agencies	–	885,508	(1)	–	885,508
U.S. Government Obligations	–	913,450	(1)	–	913,450
Municipal Bonds	–	23,635	(1)	–	23,635
Investment Companies	252,429	–		–	252,429
Total Investments	$252,429	$2,508,029		$–	$2,760,458

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.0%

Automobile – 0.3%

Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.73%, 5/16/16	$4,585	$4,611

Commercial Mortgage-Backed Securities – 2.7%

Banc of America Commercial Mortgage Trust, Series 2006-4, Class A2, 5.52%, 7/10/46	458	463

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2, 5.32%, 9/10/47	6,210	6,217

Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.41%, 9/10/47	5,090	5,781

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	855	914

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	2,435	2,511

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR10, Class A4, 5.41%, 12/11/40	7,025	7,913

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 6/11/41	3,525	3,847

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	494	507

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	2,788	2,796

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	1,500	1,521

LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4, 5.12%, 11/15/32	10,530	10,898

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	728	729

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 3.0% – continued

Commercial Mortgage-Backed Securities – 2.7% – continued

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	$210	$211
		44,308
Total Asset-Backed Securities
(Cost $48,006)		48,919

CORPORATE BONDS – 35.9%

Aerospace/Defense – 0.2%

B/E Aerospace, Inc., 5.25%, 4/1/22	3,095	3,219

Agriculture – 1.2%

Altria Group, Inc., 10.20%, 2/6/39	3,095	5,303

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	2,721	2,916
8.50%, 6/15/19	1,535	1,945

Lorillard Tobacco Co., 2.30%, 8/21/17	1,540	1,553
8.13%, 6/23/19	4,760	6,139

Philip Morris International, Inc., 1.13%, 8/21/17	870	869
		18,725

Auto Manufacturers – 0.3%

Ford Motor Co., 7.45%, 7/16/31	1,190	1,480

Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	2,340	2,510
		3,990

Auto Parts & Equipment – 0.2%

BorgWarner, Inc., 4.63%, 9/15/20	2,750	3,056

Banks – 4.6%

Bank of America Corp., 3.75%, 7/12/16	5,940	6,302
3.88%, 3/22/17	2,115	2,276
6.00%, 9/1/17	2,900	3,354
5.70%, 1/24/22	2,575	3,025
5.88%, 2/7/42	2,660	3,109

Capital One Capital V, 10.25%, 8/15/39	4,270	4,398

Capital One Financial Corp., 2.15%, 3/23/15	2,475	2,538

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Banks – 4.6% – continued

Citigroup, Inc., 2.65%, 3/2/15	$2,300	$2,356
4.45%, 1/10/17	1,790	1,966
6.00%, 8/15/17	1,435	1,672
4.50%, 1/14/22	3,510	3,854

Goldman Sachs Group (The), Inc., 3.30%, 5/3/15	1,150	1,197
3.63%, 2/7/16	2,500	2,637
5.63%, 1/15/17	2,475	2,728
5.75%, 1/24/22	1,560	1,797
6.25%, 2/1/41	3,285	3,801

HSBC USA, Inc., 2.38%, 2/13/15	1,800	1,853

JPMorgan Chase & Co., 2.00%, 8/15/17	2,705	2,729
3.25%, 9/23/22	3,275	3,321
5.40%, 1/6/42	2,575	2,993

Morgan Stanley, 2.88%, 1/24/14	1,915	1,940
4.00%, 7/24/15	2,660	2,767
3.45%, 11/2/15	2,200	2,254
4.75%, 3/22/17	2,580	2,766
5.75%, 1/25/21	3,185	3,496
6.38%, 7/24/42	2,785	3,067
		74,196

Beverages – 0.5%

Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	1,085	1,088

Constellation Brands, Inc., 6.00%, 5/1/22	3,940	4,482

Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	1,240	1,278

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	950	972
		7,820

Biotechnology – 0.4%

Genzyme Corp., 3.63%, 6/15/15	2,350	2,538

Life Technologies Corp., 5.00%, 1/15/21	3,250	3,688
		6,226

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Chemicals – 0.7%

Ashland, Inc., 4.75%, 8/15/22 (1)(2)	$1,705	$1,743

Cabot Corp., 2.55%, 1/15/18	2,075	2,128

CF Industries, Inc., 6.88%, 5/1/18	5,000	6,081

Tronox Finance LLC, 6.38%, 8/15/20 (2)	1,705	1,722
		11,674

Commercial Services – 0.9%

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	3,995	4,978

Hertz (The) Corp., 7.50%, 10/15/18	4,800	5,184

UR Merger Sub Corp., 5.75%, 7/15/18 (1)(2)	4,340	4,584
		14,746

Computers – 0.2%

Hewlett-Packard Co., 2.63%, 12/9/14	330	339
2.60%, 9/15/17	2,415	2,423

NCR Corp., 5.00%, 7/15/22 (2)	855	863
		3,625

Diversified Financial Services – 4.7%

American Express Credit Corp., 1.75%, 6/12/15	2,080	2,127
2.80%, 9/19/16	2,640	2,807
2.38%, 3/24/17	2,350	2,472

American Honda Finance Corp., 1.50%, 9/11/17 (1)(2)	1,685	1,692

Countrywide Financial Corp., 6.25%, 5/15/16	3,485	3,800

FMR LLC, 6.45%, 11/15/39 (1)(2)	7,565	9,061

Ford Motor Credit Co. LLC, 3.88%, 1/15/15	3,535	3,694
7.00%, 4/15/15	1,350	1,512
4.25%, 2/3/17	3,105	3,300
3.00%, 6/12/17	500	509

Franklin Resources, Inc., 2.80%, 9/15/22	1,095	1,109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Diversified Financial Services – 4.7% – continued

General Electric Capital Corp., 2.15%, 1/9/15	$2,955	$3,041
1.63%, 7/2/15	4,050	4,121
3.35%, 10/17/16	2,475	2,665
2.30%, 4/27/17	2,120	2,179
5.30%, 2/11/21	3,525	4,045
4.65%, 10/17/21	2,170	2,432
6.25%, 12/15/22	2,195	2,317

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)(2)	3,865	3,963

Hyundai Capital America, 4.00%, 6/8/17 (1)(2)	1,670	1,801

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	6,375	6,646

International Lease Finance Corp., 6.25%, 5/15/19	4,555	4,897
5.88%, 8/15/22	2,295	2,371

SLM Corp., 6.00%, 1/25/17	2,855	3,108
		75,669

Electric – 1.6%

CMS Energy Corp., 2.75%, 5/15/14	4,100	4,159
6.55%, 7/17/17	1,750	2,045
5.05%, 2/15/18	3,600	4,046

Duke Energy Corp., 3.05%, 8/15/22	2,165	2,186

Exelon Generation Co. LLC, 6.20%, 10/1/17	1,945	2,315
6.25%, 10/1/39	1,380	1,597

FirstEnergy Corp., 7.38%, 11/15/31	4,060	5,318

NV Energy, Inc., 6.25%, 11/15/20	2,815	3,253
		24,919

Electronics – 0.5%

Agilent Technologies, Inc., 6.50%, 11/1/17	5,130	6,278

Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	2,250	2,322
		8,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Engineering & Construction – 0.2%

URS Corp., 5.00%, 4/1/22 (1)(2)	$3,000	$3,081

Environmental Control – 0.1%

Clean Harbors, Inc., 5.25%, 8/1/20 (1)(2)	1,545	1,591

Food – 0.2%

Campbell Soup Co., 3.80%, 8/2/42	780	774

Smithfield Foods, Inc., 6.63%, 8/15/22	2,650	2,749
		3,523

Forest Products & Paper – 1.0%

Domtar Corp., 4.40%, 4/1/22	3,150	3,226
6.25%, 9/1/42	1,480	1,511

International Paper Co., 7.95%, 6/15/18	2,725	3,507

Westvaco Corp., 8.20%, 1/15/30	6,165	8,217
		16,461

Gas – 0.2%

CenterPoint Energy, Inc., 6.50%, 5/1/18	2,045	2,455

Healthcare - Services – 0.8%

Cigna Corp., 2.75%, 11/15/16	275	290

DaVita, Inc., 5.75%, 8/15/22	700	728

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (2)	5,975	6,393

Laboratory Corp. of America Holdings, 2.20%, 8/23/17	2,225	2,273

WellPoint, Inc., 1.88%, 1/15/18	1,740	1,753
3.13%, 5/15/22	2,150	2,146
		13,583

Insurance – 1.8%

Aflac, Inc., 2.65%, 2/15/17	1,575	1,653

American International Group, Inc., 2.38%, 8/24/15	1,375	1,390

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Insurance – 1.8% – continued
3.80%, 3/22/17	$2,635	$2,834
4.88%, 6/1/22	2,815	3,172
8.18%, 5/15/58	2,330	2,851

Liberty Mutual Group, Inc., 4.95%, 5/1/22 (1)(2)	1,895	1,982

Metropolitan Life Global Funding I, 2.50%, 9/29/15 (1)(2)	1,950	2,030

Protective Life Corp., 8.45%, 10/15/39	8,735	11,274

Prudential Financial, Inc., 5.88%, 9/15/42	2,280	2,337
		29,523

Internet – 0.2%

eBay, Inc., 4.00%, 7/15/42	1,135	1,105

Symantec Corp., 2.75%, 6/15/17	2,165	2,225
		3,330

Iron/Steel – 0.5%

Cliffs Natural Resources, Inc., 4.88%, 4/1/21	2,690	2,633

Commercial Metals Co., 7.35%, 8/15/18	3,350	3,526

Steel Dynamics, Inc., 6.13%, 8/15/19 (2)	1,565	1,628
		7,787

Lodging – 0.3%

Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	4,580	5,434

Machinery – Diversified – 0.4%

Case New Holland, Inc., 7.75%, 9/1/13	6,800	7,115

Media – 2.6%

CBS Corp., 1.95%, 7/1/17	1,355	1,389

Comcast Corp., 4.95%, 6/15/16	1,910	2,168
6.40%, 5/15/38	4,325	5,539
4.65%, 7/15/42	2,315	2,476

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20	2,590	2,944
5.15%, 3/15/42	3,070	3,124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Media – 2.6% – continued

NBCUniversal Media LLC, 2.10%, 4/1/14	$2,250	$2,297
4.45%, 1/15/43	1,755	1,774

News America, Inc., 3.00%, 9/15/22 (1)(2)	3,840	3,874
6.90%, 8/15/39	1,604	2,082

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 (2)	1,700	1,738

Time Warner Cable, Inc., 8.75%, 2/14/19	3,695	5,031
5.50%, 9/1/41	3,665	4,147

Time Warner, Inc., 6.10%, 7/15/40	3,000	3,720
		42,303

Mining – 0.3%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	2,410	2,427

Newmont Mining Corp., 3.50%, 3/15/22	2,115	2,146
		4,573

Office/Business Equipment – 0.2%

Xerox Corp., 2.95%, 3/15/17	1,600	1,653
4.50%, 5/15/21	2,080	2,210
		3,863

Oil & Gas – 3.5%

Anadarko Petroleum Corp., 6.38%, 9/15/17	4,665	5,624

Atwood Oceanics, Inc., 6.50%, 2/1/20	1,600	1,712

Continental Resources, Inc., 5.00%, 9/15/22 (1)(2)	3,365	3,516

EQT Corp., 4.88%, 11/15/21	3,360	3,534

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (1)(2)	5,970	5,940

Newfield Exploration Co., 7.13%, 5/15/18	2,688	2,836
6.88%, 2/1/20	2,725	2,991
5.75%, 1/30/22	3,060	3,420

Phillips 66, 4.30%, 4/1/22 (1)(2)	3,030	3,317

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Oil & Gas – 3.5% – continued

Plains Exploration & Production Co., 7.63%, 6/1/18	$2,325	$2,476
6.13%, 6/15/19	3,880	3,909
6.75%, 2/1/22	3,125	3,172

QEP Resources, Inc., 6.88%, 3/1/21	6,175	6,978

Range Resources Corp., 5.75%, 6/1/21	2,985	3,209

Rowan Cos. PLC, 4.88%, 6/1/22	1,960	2,103

Tesoro Corp., 4.25%, 10/1/17	750	772
5.38%, 10/1/22	850	876
		56,385

Oil & Gas Services – 0.1%

Cameron International Corp., 3.60%, 4/30/22	1,900	1,955

Packaging & Containers – 0.1%

Rock-Tenn Co., 3.50%, 3/1/20 (1)(2)	1,705	1,738

Pharmaceuticals – 0.7%

Bristol-Myers Squibb Co., 3.25%, 8/1/42	555	514

Express Scripts Holding Co., 3.13%, 5/15/16	3,405	3,631
3.90%, 2/15/22 (1)(2)	3,005	3,274

Medco Health Solutions, Inc., 2.75%, 9/15/15	1,955	2,045

Novartis Capital Corp., 2.40%, 9/21/22	1,020	1,032
		10,496

Pipelines – 1.1%

Access Midstream Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	3,410	3,606

Energy Transfer Partners L.P., 6.50%, 2/1/42	2,810	3,243

Enterprise Products Operating LLC, 6.45%, 9/1/40	1,735	2,155

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)	4,200	4,552

ONEOK Partners L.P., 2.00%, 10/1/17	1,095	1,115

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Pipelines – 1.1% – continued

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	$2,955	$3,162
		17,833

Real Estate – 0.2%

WEA Finance LLC/WT Finance Aust Pty Ltd., 3.38%, 10/3/22(1) (2)(3)	3,030	3,012

Real Estate Investment Trusts – 2.2%

American Tower Corp., 4.50%, 1/15/18	3,375	3,724

AvalonBay Communities, Inc., 2.95%, 9/15/22	1,625	1,620

Boston Properties L.P., 3.70%, 11/15/18	2,370	2,570

DDR Corp., 4.63%, 7/15/22	2,300	2,501

Entertainment Properties Trust, 5.75%, 8/15/22	3,035	3,151

ERP Operating L.P., 4.63%, 12/15/21	3,060	3,526

HCP, Inc., 5.63%, 5/1/17	2,675	3,033
3.75%, 2/1/19	1,045	1,095

Health Care REIT, Inc., 4.13%, 4/1/19	2,640	2,811

Host Hotels & Resorts L.P., 4.75%, 3/1/23	3,850	3,990

Ventas Realty L.P./Ventas Capital Corp., 4.00%, 4/30/19	1,645	1,757
4.75%, 6/1/21	3,490	3,836
4.25%, 3/1/22	1,765	1,877
		35,491

Retail – 0.5%

CVS Caremark Corp., 5.75%, 5/15/41	2,095	2,638

Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,275	2,423

Walgreen Co., 1.80%, 9/15/17	2,165	2,190
		7,251

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.9% – continued

Semiconductors – 0.2%

Samsung Electronics America, Inc., 1.75%, 4/10/17 (1)(2)	$2,805	$2,844

Software – 0.3%

Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,545	2,628

Fiserv, Inc., 3.50%, 10/1/22	1,850	1,856
		4,484

Telecommunications – 2.0%

AT&T, Inc., 5.50%, 2/1/18	2,930	3,554
5.55%, 8/15/41	895	1,114

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	3,530	3,768

CenturyLink, Inc., 5.80%, 3/15/22	2,640	2,873

Frontier Communications Corp., 8.25%, 4/15/17	4,950	5,618

Juniper Networks, Inc., 5.95%, 3/15/41	2,390	2,668

Qwest Communications International, Inc., 8.00%, 10/1/15	1,425	1,489
7.13%, 4/1/18	5,484	5,820

SBA Communications Corp., 5.63%, 10/1/19 (2)	900	916

SBA Telecommunications, Inc., 5.75%, 7/15/20 (2)	1,000	1,050

Windstream Corp., 8.13%, 8/1/13	3,645	3,827
		32,697

Transportation – 0.2%

CSX Corp., 4.75%, 5/30/42	2,250	2,447
Total Corporate Bonds
(Cost $538,186)		577,720

FOREIGN ISSUER BONDS – 8.7%

Banks – 1.0%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	2,700	2,808

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 1.0% – continued

Australia & New Zealand Banking Group Ltd., 1.88%, 10/6/17	$1,855	$1,871

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	1,000	1,010

Lloyds TSB Bank PLC, 4.20%, 3/28/17	3,335	3,679
6.50%, 9/14/20 (1)(2)	3,515	3,703

National Australia Bank Ltd., 1.60%, 8/7/15	2,270	2,293
		15,364

Beverages – 0.5%

Heineken N.V., 3.40%, 4/1/22 (1)(2)	3,000	3,125

Pernod-Ricard S.A., 4.45%, 1/15/22 (1)(2)	2,570	2,833

SABMiller PLC, 6.50%, 7/1/16 (1)(2)	1,815	2,125
		8,083

Chemicals – 0.7%

Agrium, Inc., 6.13%, 1/15/41	2,515	3,157

LyondellBasell Industries N.V., 5.00%, 4/15/19	4,525	4,808
6.00%, 11/15/21	2,600	2,964
		10,929

Computers – 0.3%

Seagate HDD Cayman, 6.88%, 5/1/20	3,915	4,174

Diversified Financial Services – 0.2%

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	2,990	3,220

Electric – 0.2%

PPL WEM Holdings PLC, 3.90%, 5/1/16 (1)(2)	3,475	3,657

Insurance – 1.1%

Allied World Assurance Co. Ltd., 7.50%, 8/1/16	5,915	6,879
5.50%, 11/15/20	1,675	1,847

XL Group PLC, 6.50%, 4/15/17	9,000	8,280
		17,006

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Leisure Time – 0.4%

Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	$6,745	$7,099

Media – 0.2%

Videotron Ltd., 5.00%, 7/15/22	2,720	2,842

Mining – 0.5%

Anglo American Capital PLC, 2.63%, 9/27/17 (1)(2)	2,015	2,022

Rio Tinto Finance USA PLC, 1.63%, 8/21/17	2,485	2,490

Teck Resources Ltd., 3.00%, 3/1/19	1,605	1,625
3.75%, 2/1/23	1,690	1,672
		7,809

Miscellaneous Manufacturing – 0.4%

Bombardier, Inc., 5.75%, 3/15/22 (2)	5,225	5,356

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17 (1)(2)	1,825	1,826
		7,182

Oil & Gas – 1.5%

Cenovus Energy, Inc., 4.45%, 9/15/42	2,205	2,300

Ensco PLC, 3.25%, 3/15/16	2,785	2,971

Nexen, Inc., 6.40%, 5/15/37	2,175	2,761

Noble Holding International Ltd., 3.95%, 3/15/22	2,575	2,702

Petrobras International Finance Co., 3.88%, 1/27/16	1,095	1,158
3.50%, 2/6/17	2,570	2,688

Petro-Canada, 6.05%, 5/15/18	935	1,144

Petroleos Mexicanos, 5.50%, 1/21/21	3,170	3,717

Transocean, Inc., 5.05%, 12/15/16	3,750	4,191
		23,632

Oil & Gas Services – 0.6%

Schlumberger Investment S.A., 1.25%, 8/1/17 (1)(2)	2,800	2,797

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Oil & Gas Services – 0.6% – continued

Weatherford International Ltd., 5.13%, 9/15/20	$4,020	$4,395
5.95%, 4/15/42	3,105	3,266
		10,458

Telecommunications – 0.8%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	800	824
4.38%, 7/16/42	575	596

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20 (1)(2)	4,025	4,327

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	3,180	3,279

Virgin Media Finance PLC, 5.25%, 2/15/22	2,350	2,468

Vodafone Group PLC, 1.25%, 9/26/17	1,555	1,557
		13,051

Transportation – 0.3%

Kansas City Southern de Mexico S.A.de C.V., 6.63%, 12/15/20	4,595	5,204
Total Foreign Issuer Bonds
(Cost $132,414)		139,710

U.S. GOVERNMENT AGENCIES – 30.9% (4)

Fannie Mae – 26.1%

Pool #255498, 5.50%, 12/1/34	896	989

Pool #535714, 7.50%, 1/1/31	72	88

Pool #545003, 8.00%, 5/1/31	4	5

Pool #545437, 7.00%, 2/1/32	154	180

Pool #545556, 7.00%, 4/1/32	109	130

Pool #555189, 7.00%, 12/1/32	653	782

Pool #581806, 7.00%, 7/1/31	252	302

Pool #735893, 5.00%, 10/1/35	7,894	8,651

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.9% (4) – continued

Fannie Mae – 26.1% – continued

Pool #845182, 5.50%, 11/1/35	$5,682	$6,271

Pool #888538, 5.50%, 1/1/37	1,317	1,452

Pool #890009, 5.50%, 9/1/36	5,671	6,293

Pool #893082, 3.00%, 9/1/36	2,423	2,610

Pool #919638, 5.50%, 9/1/37	4,775	5,236

Pool #929035, 6.50%, 1/1/38	3,462	3,945

Pool #932638, 5.00%, 3/1/40	11,995	13,413

Pool #955782, 6.50%, 10/1/37	743	840

Pool #990702, 6.50%, 9/1/38	3,507	3,955

Pool #AA7583, 4.50%, 6/1/39	4,450	4,951

Pool #AB1470, 4.50%, 9/1/40	5,784	6,280

Pool #AB2693, 4.50%, 4/1/41	11,210	12,358

Pool #AB3114, 5.00%, 6/1/41	6,731	7,499

Pool #AC6767, 4.50%, 1/1/40	3,740	4,161

Pool #AC9581, 5.50%, 1/1/40	6,079	6,712

Pool #AD0915, 5.50%, 12/1/38	352	392

Pool #AD1645, 5.00%, 3/1/40	14,047	15,546

Pool #AD6929, 5.00%, 6/1/40	6,128	6,781

Pool #AE6371, 4.00%, 12/1/40	12,421	13,400

Pool #AE6415, 4.00%, 10/1/40	7,172	7,984

Pool #AH1166, 4.50%, 12/1/40	14,210	15,688

Pool #AH1507, 4.50%, 12/1/40	11,137	12,389

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.9% (4) – continued

Fannie Mae – 26.1% – continued

Pool #AI4294, 4.50%, 6/1/41	$4,465	$4,857

Pool #AI5826, 4.00%, 9/1/41	8,839	9,538

Pool #AI9518, 4.00%, 9/1/41	12,827	13,841

Pool #AJ2166, 4.00%, 10/1/41	16,003	17,269

Pool #AJ4048, 4.00%, 10/1/41	8,995	9,756

Pool #AL1895, 3.50%, 6/1/42	10,683	11,535

Pool #AO4135, 3.50%, 6/1/42	10,165	10,913

Pool #AO6996, 3.50%, 6/1/42	8,780	9,480

Pool #AO8717, 3.50%, 7/1/42	10,589	11,434

Pool #AP2427, 3.50%, 8/1/42	10,770	11,629

Pool #AP4514, 3.50%, 9/1/42 (3)	7,242	7,795

Pool #AP4515, 3.50%, 9/1/42 (3)	10,042	10,843

Pool #AP6598, 3.50%, 9/1/42 (3)	9,057	9,816

Pool TBA, 3.50%, 10/1/40 (3)	17,215	18,417
4.00%, 10/1/40 (3)	30,625	32,994
5.00%, 10/1/40 (3)	15,459	16,862
5.50%, 10/1/40 (3)	19,025	20,856
4.50%, 10/15/40 (3)	22,327	24,165
		421,283

Freddie Mac – 0.9%

Pool #1B3575, 6.06%, 9/1/37	1,426	1,557

Pool #1G2296, 6.20%, 11/1/37	4,461	4,887

Pool #1J0365, 3.01%, 4/1/37	1,625	1,755

Pool #1J2840, 5.86%, 9/1/37	1,307	1,409

Pool #848076, 5.49%, 6/1/38	3,121	3,379

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 30.9% (4) – continued

Freddie Mac – 0.9% – continued

Series 3730, Class PL, 4.50%, 1/15/33	$1,085	$1,105
		14,092

Freddie Mac Gold – 3.1%

Pool #A65182, 6.50%, 9/1/37	6,744	7,689

Pool #A92650, 5.50%, 6/1/40	563	614

Pool #C00910, 7.50%, 1/1/30	289	353

Pool #C02790, 6.50%, 4/1/37	2,949	3,325

Pool #C02838, 5.50%, 5/1/37	4,412	4,863

Pool #C03517, 4.50%, 9/1/40	6,857	7,396

Pool #C03837, 3.50%, 4/1/42	20,350	22,097

Pool #G01954, 5.00%, 11/1/35	3,488	3,797
		50,134

Government National Mortgage Association – 0.4%

Series 2012-2, Class A, 1.86%, 6/16/31	6,650	6,794

Government National Mortgage Association II – 0.4%

Pool #82581, 4.00%, 7/20/40	5,850	6,267
Total U.S. Government Agencies
(Cost $481,655)		498,570

U.S. GOVERNMENT OBLIGATIONS – 11.6%

U.S. Treasury Bonds – 3.0%
3.00%, 5/15/42	46,795	48,520

U.S. Treasury Notes – 8.6%
0.25%, 9/15/15	80,710	80,571
0.63%, 9/30/17	40,575	40,569
1.63%, 8/15/22	16,545	16,527
		137,667
Total U.S. Government Obligations
(Cost $185,341)		186,187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.5%

Ohio – 0.5%

American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	$5,365	$7,640
Total Municipal Bonds
(Cost $5,365)		7,640

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 19.2%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	309,651,373	$309,651
Total Investment Companies
(Cost $309,651)		309,651

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.14%, 12/20/12	$2,150	$2,150
Total Short-Term Investments
(Cost $2,150)		2,150

Total Investments – 109.9%
(Cost $1,702,768)		1,770,547

Liabilities less Other Assets – (9.9)%		(159,965)
NET ASSETS – 100.0%		$1,610,582

(1)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $111,902,000 or 7.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

American Honda Finance Corp., 1.50%, 9/11/17	9/4/12	$1,680

Anglo American Capital PLC, 2.63%, 9/27/17	9/20/12	2,014

Ashland, Inc., 4.75%, 8/15/22	8/2/12	1,705

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	3,773

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Clean Harbors, Inc., 5.25%, 8/1/20	7/17/12	$1,545

Continental Resources, Inc., 5.00%, 9/15/22	8/13/12	3,445

ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07-9/29/11	4,121

Express Scripts Holding Co., 3.90%, 2/15/22	2/6/12	2,940

FMR LLC, 6.45%, 11/15/39	1/6/10-5/24/12	7,492

General Motors Financial Co., Inc., 4.75%, 8/15/17	8/13/12	3,865

Heineken N.V., 3.40%, 4/1/22	3/29/12	2,992

Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	4,574

Hyundai Capital America, 4.00%, 6/8/17	12/1/11	1,663

ING Bank N.V., 2.00%, 10/18/13	10/13/10	998

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4/13/12	4,095

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11-9/29/11	4,304

Liberty Mutual Group, Inc., 4.95%, 5/1/22	5/1/12	1,889

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	2/28/12	5,969

Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	3,494

Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	3,264

Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	1,949

News America, Inc., 3.00%, 9/15/22	9/11/12	3,813

Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10-11/16/11	2,400

Pernod-Ricard S.A., 4.45%, 1/15/22	10/20/11-11/17/11	2,568

Phillips 66, 4.30%, 4/1/22	3/7/12	3,023

PPL WEM Holdings PLC, 3.90%, 5/1/16	4/18/11	3,471

Rock-Tenn Co., 3.50%, 3/1/20	9/4/12	1,691

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	950

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

SABMiller PLC, 6.50%, 7/1/16	10/28/10-9/29/11	$2,168

Samsung Electronics America, Inc., 1.75%, 4/10/17	4/2/12	2,795

Schlumberger Investment S.A., 1.25%, 8/1/17	7/24/12	2,797

Tyco Flow Control International Finance S.A., 1.88%, 9/15/17	9/10/12	1,822

UR Merger Sub Corp., 5.75%, 7/15/18	2/24/12-2/27/12	4,386

URS Corp., 5.00%, 4/1/22	3/8/12	2,997

WEA Finance LLC/WT Finance Aust Pty Ltd., 3.38%, 10/3/22	9/24/12	2,992

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $339,297,000 with net sales of approximately $29,646,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the quality distribution for the Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
US Agency	27.3%
US Treasury	12.0
AAA	2.4
AA	0.7
A	8.6
BBB	20.2
BB	9.9
B	1.7
Cash Equivalents	17.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$48,919	(1)	$–	$48,919
Corporate Bonds	–	577,720	(1)	–	577,720
Foreign Issuer Bonds	–	139,710	(1)	–	139,710
U.S. Government Agencies	–	498,570	(1)	–	498,570
U.S. Government Obligations	–	186,187	(1)	–	186,187
Municipal Bonds	–	7,640		–	7,640
Investment Companies	309,651	–		–	309,651
Short-Term Investments	–	2,150		–	2,150
Total Investments	$309,651	$1,460,896		$–	$1,770,547

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.6%

Australian Dollar – 2.1%

Government of Australia, 4.75%, 10/21/15	$161	$178
4.75%, 6/15/16	18	20
5.75%, 5/15/21	10	13
		211

British Pound Sterling – 11.8%

Treasury of Great Britain, 4.50%, 3/7/13	63	103
3.75%, 9/7/20	138	265
3.75%, 9/7/21	89	172
5.00%, 3/7/25	122	264
4.25%, 12/7/27	29	59
4.75%, 12/7/30	48	102
4.25%, 3/7/36	34	67
4.75%, 12/7/38	35	75
4.25%, 12/7/40	26	53
4.50%, 12/7/42	16	33
4.25%, 12/7/49	16	32
		1,225

Canadian Dollar – 7.6%

Government of Canada, 5.00%, 6/1/14	730	791

Danish Krone – 1.8%

Government of Denmark, 4.00%, 11/15/12	100	17
4.00%, 11/15/15	375	72
4.00%, 11/15/19	132	28
3.00%, 11/15/21	170	34
4.50%, 11/15/39	150	39
		190

Euro – 22.1%

Bundesschatzanweisungen, 1.00%, 12/14/12	28	36
1.50%, 3/15/13	30	39

Buoni Poliennali Del Tesoro, 4.25%, 8/1/13	101	132
5.00%, 3/1/25 (2)	57	71
5.25%, 11/1/29	157	195
5.00%, 8/1/34	62	73

Deutschland Bundesrepublik, 2.50%, 1/4/21	56	79
3.25%, 7/4/21	27	40
2.25%, 9/4/21	23	32

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.6% – continued

Euro – 22.1% – continued
6.25%, 1/4/24	$16	$31
4.75%, 7/4/28	30	52
6.25%, 1/4/30	19	38
4.75%, 7/4/34	33	61
3.25%, 7/4/42	13	21

Government of France O.A.T., 4.25%, 10/25/18	34	52
3.75%, 10/25/19	100	148
2.50%, 10/25/20	77	104
3.75%, 4/25/21	41	60
3.00%, 4/25/22	55	75
6.00%, 10/25/25	58	103
5.50%, 4/25/29	17	30
5.75%, 10/25/32	29	53
4.00%, 10/25/38	36	54
4.00%, 4/25/55	31	46

Government of Netherlands, 4.00%, 7/15/16 (2)	143	209
4.00%, 7/15/19 (2)	11	17
3.50%, 7/15/20 (2)	17	25
3.75%, 1/15/23 (2)	25	38
7.50%, 1/15/23 (2)	4	8
5.50%, 1/15/28 (2)	10	18
4.00%, 1/15/37 (2)	13	22
3.75%, 1/15/42 (2)	7	11

Government of Spain, 2.50%, 10/31/13	50	64
3.30%, 10/31/14	174	223
3.80%, 1/31/17	20	25
		2,285

Japanese Yen – 23.6%

Government of Japan Five Year Bond, 0.40%, 9/20/15	4,950	64

Government of Japan Forty Year Bond, 2.40%, 3/20/48	5,300	75

Government of Japan Ten Year Bonds, 1.50%, 9/20/14	16,900	222
1.50%, 9/20/15	4,700	63
1.50%, 12/20/17	10,250	140
1.30%, 12/20/18	34,350	467
1.30%, 9/20/19	15,900	216

Government of Japan Thirty Year Bonds, 2.50%, 9/20/36	10,350	152
2.20%, 9/20/39	11,950	165

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
DEBT OBLIGATIONS – 98.6% – continued

Japanese Yen – 23.6% – continued

Government of Japan Twenty Year Bonds, 1.90%, 3/22/21	$3,500	$50
1.80%, 6/20/23	42,900	603
1.80%, 6/20/30	1,250	17

Japan Government Ten Year Bond, 0.50%, 6/20/13	16,300	216
		2,450

United States Dollar – 29.6%

U.S. Treasury Bonds, 7.13%, 2/15/23	71	108
6.00%, 2/15/26	83	121
6.50%, 11/15/26	98	151
6.38%, 8/15/27	50	77
6.13%, 8/15/29	57	87
5.38%, 2/15/31	32	46
4.50%, 2/15/36	106	141
3.50%, 2/15/39	178	204
4.25%, 5/15/39	133	173
4.75%, 2/15/41	166	233

U.S. Treasury Notes, 0.75%, 6/15/14	913	921
3.50%, 5/15/20	151	176
2.63%, 8/15/20	151	167
2.00%, 2/15/22	450	468
		3,073
Total Debt Obligations
(Cost $9,349)		10,225

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)(4)	49,720	$50
Total Investment Companies
(Cost $50)		50

Total Investments – 99.1%
(Cost $9,399)		10,275

Other Assets less Liabilities – 0.9%		95
NET ASSETS – 100.0%		$10,370

(1)	Principal amounts stated in local currencies.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $330,000 with net sales of approximately $280,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the Global Fixed Income Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Australian Dollar	115	United States Dollar	120	12/14/12	$1
British Pound	88	United States Dollar	143	12/14/12	1
British Pound	195	United States Dollar	314	12/14/12	(1)
Canadian Dollar	530	United States Dollar	544	12/14/12	6
Canadian Dollar	76	United States Dollar	78	12/14/12	1
Danish Krone	610	United States Dollar	106	12/14/12	–*
Euro	99	United States Dollar	129	12/14/12	2
Euro	100	United States Dollar	129	12/14/12	1
Japanese Yen	14,000	United States Dollar	180	12/14/12	1
Japanese Yen	22,241	United States Dollar	285	12/14/12	–*
Swedish Krona	617	United States Dollar	94	12/14/12	–*
United States Dollar	429	Euro	333	12/14/12	(1)
United States Dollar	412	Japanese Yen	32,000	12/14/12	(1)
United States Dollar	855	Japanese Yen	66,500	12/14/12	(2)
United States Dollar	138	Swedish Krona	917	12/14/12	1

Total					$9

*	Amount rounds to less than $1.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the quality distribution for the Global Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
U.S. Treasury	30.0%
AAA	38.0
AA	16.9
A	11.6
BBB	3.0
Cash Equivalents	0.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies, foreign government agencies, and their respective sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Fixed Income Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Debt Obligations	$–	$10,225	(1)	$–	$10,225
Investment Companies	50	–		–	50
Total Investments	$50	$10,225		$–	$10,275

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$–	$14		$–	$14
Liabilities
Foreign Currency
Exchange Contracts	–	(5)		–	(5)
Total Other Financial
Instruments	$–	$9		$–	$9

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0%

Apparel – 0.3%

Wolverine World Wide, Inc., 6.13%, 10/15/20 (1)(2)	$18,475	$19,029

Auto Manufacturers – 0.1%

Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	6,070	6,434

Auto Parts & Equipment – 1.9%

American Axle & Manufacturing, Inc., 6.63%, 10/15/22	31,700	32,096

Goodyear Tire & Rubber (The) Co., 8.25%, 8/15/20	30,108	33,345

Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (2)	28,950	26,923

UCI International, Inc., 8.63%, 2/15/19	29,818	29,669
		122,033

Chemicals – 1.3%

Huntsman International LLC, 8.63%, 3/15/20	30,900	34,917

JM Huber Corp., 9.88%, 11/1/19 (2)	18,055	20,267

Tronox Finance LLC, 6.38%, 8/15/20 (2)	24,825	25,073
		80,257

Coal – 0.5%

SunCoke Energy, Inc., 7.63%, 8/1/19	29,280	29,719

Commercial Services – 5.7%

Alliance Data Systems Corp., 6.38%, 4/1/20 (2)	30,750	33,210

Brickman Group Holdings, Inc., 9.13%, 11/1/18 (2)	23,169	23,748

Hertz (The) Corp., 7.50%, 10/15/18	17,825	19,251
6.75%, 4/15/19 (2)	14,375	15,166
7.38%, 1/15/21	7,725	8,304

Iron Mountain, Inc., 5.75%, 8/15/24	23,825	23,885

Lender Processing Services, Inc., 5.75%, 4/15/23 (1)	14,275	14,525

Monitronics International, Inc., 9.13%, 4/1/20	29,825	31,018

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS - 78.0% – continued

Commercial Services – 5.7% continued

Neff Rental LLC/Neff Finance Corp., 9.63%, 5/15/16 (2)	$21,046	$21,309

NESCO LLC/NESCO Holdings Corp., 11.75%, 4/15/17 (2)	31,500	33,547

Production Resource Group, Inc., 8.88%, 5/1/19	6,750	4,725

RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.25%, 11/15/19	22,845	26,043

Service Corp. International, 7.50%, 4/1/27	28,729	30,453

ServiceMaster Co., 8.00%, 2/15/20	29,868	31,660

Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc., 12.00%, 6/15/16 (2)(3)	10,575	11,051

TransUnion Holding Co., Inc., 9.63%, 6/15/18 (2)	31,210	34,019
		361,914

Computers – 0.5%

NCR Corp., 5.00%, 7/15/22 (2)	29,525	29,820

Distribution/Wholesale – 0.4%

American Tire Distributors, Inc., 9.75%, 6/1/17	25,450	27,168

Diversified Financial Services – 2.5%

CNG Holdings, Inc., 9.38%, 5/15/20 (2)	31,225	32,084

Community Choice Financial, Inc., 10.75%, 5/1/19 (2)	33,375	32,541

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19 (2)	23,520	25,695
9.63%, 5/1/19 (2)	15,025	16,340

PHH Corp., 7.38%, 9/1/19	32,850	35,149

Speedy Cash Intermediate Holdings Corp., 10.75%, 5/15/18 (2)	16,080	16,964
		158,773

Electric – 1.5%

Calpine Corp., 7.50%, 2/15/21 (2)	15,275	16,497
7.88%, 1/15/23 (2)	19,700	21,769

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% continued

Electric – 1.5% continued

Covanta Holding Corp., 6.38%, 10/1/22	$28,935	$31,457

Energy Future Holdings Corp., 10.00%, 1/15/20	25,531	28,148

		97,871

Electronics – 1.0%

Sanmina-SCI Corp., 7.00%, 5/15/19 (2)	29,850	30,149

Viasystems, Inc., 7.88%, 5/1/19 (2)	31,418	31,339

		61,488

Entertainment – 1.0%

National CineMedia LLC, 7.88%, 7/15/21	27,324	29,783

Pinnacle Entertainment, Inc., 8.75%, 5/15/20	6,262	6,912
7.75%, 4/1/22	21,923	23,896

		60,591

Environmental Control – 1.1%

ADS Waste Holdings, Inc., 8.25%, 10/1/20 (1)(2)	21,850	22,287

Casella Waste Systems, Inc., 7.75%, 2/15/19	35,500	34,790
7.75%, 2/15/19 (1)(2)	14,300	14,014

		71,091

Food – 1.9%

BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 (2)	34,890	37,376

Post Holdings, Inc., 7.38%, 2/15/22 (2)	25,225	26,801

Smithfield Foods, Inc., 6.63%, 8/15/22	27,150	28,168

U.S. Foods, Inc., 8.50%, 6/30/19 (2)	27,452	28,619

		120,964

Forest Products & Paper – 1.2%

PH Glatfelter Co., 5.38%, 10/15/20 (1)(2)	37,625	38,001

Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19 (2)	35,300	37,242

		75,243

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% continued

Gaming – 2.9%

Isle of Capri Casinos, Inc., 8.88%, 6/15/20 (2)	$30,050	$31,703

Peninsula Gaming LLC/Peninsula Gaming Corp., 10.75%, 8/15/17	28,850	32,601

Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp., 9.50%, 6/15/19 (2)	26,591	28,253

ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 9/1/18 (2)	32,375	37,555

Scientific Games International, Inc., 9.25%, 6/15/19	21,747	24,139

Station Casinos LLC, 3.66%, 6/18/18 (2)	35,940	30,998

		185,249

Hand/Machine Tools – 0.4%

Thermadyne Holdings Corp., 9.00%, 12/15/17	24,580	26,178

Healthcare – Products – 1.0%

Accellent, Inc., 10.00%, 11/1/17	23,922	20,214

Biomet, Inc., 6.50%, 8/1/20 (1)(2)	30,975	32,098

Universal Hospital Services, Inc., 7.63%, 8/15/20 (2)	11,925	12,432

		64,744

Healthcare – Services – 2.9%

American Renal Associates Holdings, Inc., 9.75%, 3/1/16	31,308	33,342

CDRT Holding Corp., 9.25%, 10/1/17 (2)(3)	23,825	22,991

CHS/Community Health Systems, Inc., 8.00%, 11/15/19	10,450	11,469

Emergency Medical Services Corp., 8.13%, 6/1/19 (2)	15,018	15,919

HealthSouth Corp., 8.13%, 2/15/20	30,133	33,448

Multiplan, Inc., 9.88%, 9/1/18 (2)	29,550	32,653

Tenet Healthcare Corp., 6.88%, 11/15/31	37,601	33,653

		183,475

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Home Builders – 1.1%

Beazer Homes USA, Inc., 6.88%, 7/15/15	$30,525	$30,678
9.13%, 6/15/18	17,050	17,220

Meritage Homes Corp., 7.15%, 4/15/20	18,629	20,026
		67,924

Household Products/Wares – 0.5%

American Greetings Corp., 7.38%, 12/1/21	30,885	32,738

Insurance – 2.7%

AMERIGROUP Corp., 7.50%, 11/15/19	40,834	47,699

CNO Financial Group, Inc., 6.38%, 10/1/20 (2)	31,450	32,079

Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (2)	26,400	22,176

Hub International Ltd., 8.13%, 10/15/18 (2)	30,445	30,826

Liberty Mutual Group, Inc., 10.75%, 6/15/58 (2)	25,859	37,495
		170,275

Iron/Steel – 1.3%

Ryerson Holding Corp., 25.44%, 2/1/15 (4)	41,960	29,792

Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17 (1)(2)	23,800	24,335
11.25%, 10/15/18 (1)(2)	19,050	19,098

Steel Dynamics, Inc., 6.13%, 8/15/19 (2)	8,050	8,372
		81,597

Lodging – 1.2%

Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	24,577	26,420

Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (2)	19,025	19,215

MGM Resorts International, 8.63%, 2/1/19 (2)	27,150	29,594
		75,229

Media – 6.3%

Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (2)	26,798	29,277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Media – 6.3% – continued

Cablevision Systems Corp., 5.88%, 9/15/22	$34,300	$34,128

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	33,325	33,492

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	24,725	24,107

Gray Television, Inc., 7.50%, 10/1/20 (1)(2)	29,300	29,153

Harron Communications L.P./Harron Finance Corp., 9.13%, 4/1/20 (2)	30,695	33,151

Hughes Satellite Systems Corp., 7.63%, 6/15/21	29,478	32,647

McClatchy (The) Co., 11.50%, 2/15/17	42,884	46,100

Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 4/1/23 (2)	14,550	14,550

Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22	23,125	24,802

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 (2)	28,575	29,218

Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/1/19 (2)	28,220	30,336

Univision Communications, Inc., 8.50%, 5/15/21 (2)	39,282	39,871
		400,832

Miscellaneous Manufacturing – 0.5%

Park-Ohio Industries, Inc., 8.13%, 4/1/21	32,250	33,379

Oil & Gas – 6.8%

Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (2)	29,090	30,981

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	27,618	30,173

Clayton Williams Energy, Inc., 7.75%, 4/1/19	21,025	20,972

EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/1/20 (2)	12,375	13,489

EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 (2)	8,600	8,772

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Oil & Gas – 6.8% – continued

Forest Oil Corp., 7.50%, 9/15/20 (2)	$31,425	$31,189

Laredo Petroleum, Inc., 9.50%, 2/15/19	27,850	31,540

Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	32,998	36,133

Northern Oil and Gas, Inc., 8.00%, 6/1/20	28,800	29,664

Oasis Petroleum, Inc., 7.25%, 2/1/19	22,120	23,724
6.50%, 11/1/21	9,550	10,075

QEP Resources, Inc., 5.25%, 5/1/23	25,675	26,253

SM Energy Co., 6.50%, 1/1/23 (2)	20,975	22,024

Swift Energy Co., 7.13%, 6/1/17	20,355	21,067

Unit Corp., 6.63%, 5/15/21	31,984	33,024

Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/1/20	27,505	27,711

WPX Energy, Inc., 6.00%, 1/15/22	30,950	33,271
		430,062

Oil & Gas Services – 0.8%

Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (2)	28,550	27,408

Dresser-Rand Group, Inc., 6.50%, 5/1/21	25,480	26,754
		54,162

Oil Refining & Marketing – 1.6%

Citgo Petroleum Corp., 11.50%, 7/1/17 (2)	34,014	39,116

PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20 (2)	28,300	29,715

Tesoro Corp., 5.38%, 10/1/22	32,400	33,372
		102,203

Packaging & Containers – 2.9%

Berry Plastics Corp., 9.50%, 5/15/18	33,070	36,294

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Packaging & Containers – 2.9% – continued

Exopack Holding Corp., 10.00%, 6/1/18	$30,735	$29,506

Plastipak Holdings, Inc., 10.63%, 8/15/19 (2)	22,157	25,370

Pretium Packaging LLC/Pretium Finance, Inc., 11.50%, 4/1/16	16,940	17,321

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, 4/15/19	43,275	44,141

Tekni-Plex, Inc., 9.75%, 6/1/19 (2)	29,150	31,190
		183,822

Pharmaceuticals – 0.6%

Alvogen Pharma US, Inc., 10.50%, 3/15/19 (2)(5)	14,375	14,519

JPR Royalty Sub LLC, 14.00%, 12/1/20 (5)	8,000	8,000

Sky Growth Acquisition Corp., 7.38%, 10/15/20 (2)	16,200	16,281
		38,800

Pipelines – 4.0%

Access Midstream Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	31,060	32,846

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.63%, 10/1/20 (2)	18,525	18,849

Crosstex Energy L.P./Crosstex Energy Finance Corp., 7.13%, 6/1/22 (2)	35,270	35,094

Energy Transfer Equity L.P., 7.50%, 10/15/20	29,460	33,437

Genesis Energy L.P./Genesis Energy Finance Corp., 7.88%, 12/15/18	24,450	25,917

Holly Energy Partners L.P./Holly Energy Finance Corp., 8.25%, 3/15/18	31,705	34,083

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 6.25%, 6/15/22	21,200	22,790

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 8.88%, 4/1/18	22,821	23,962

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Pipelines – 4.0% – continued

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 7.88%, 10/15/18	$17,475	$19,135
6.88%, 2/1/21	8,233	8,933
		255,046

Real Estate Investment Trusts – 1.0%

Entertainment Properties Trust, 7.75%, 7/15/20	22,075	25,429
5.75%, 8/15/22	14,175	14,718

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 2/15/22	5,900	6,254

Senior Housing Properties Trust, 6.75%, 12/15/21	14,980	16,858
		63,259

Retail – 7.1%

99 Cents Only Stores, 11.00%, 12/15/19 (2)	28,177	31,629

Carrols Restaurant Group, Inc., 11.25%, 5/15/18 (2)	21,925	23,898

CKE, Inc., 10.50%, 3/14/16 (2)(3)	27,262	29,443

Claire’s Stores, Inc., 9.00%, 3/15/19 (2)	6,150	6,381

Fiesta Restaurant Group, Inc., 8.88%, 8/15/16	24,355	26,060

Jo-Ann Stores, Inc., 8.13%, 3/15/19 (2)	31,240	31,865

Landry’s, Inc., 9.38%, 5/1/20 (2)	31,250	32,969

Michaels Stores, Inc., 7.75%, 11/1/18 (2)	21,900	23,433

NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	28,825	33,149

Pantry (The) Inc., 8.38%, 8/1/20 (2)	31,900	32,697

Party City Holdings, Inc., 8.88%, 8/1/20 (2)	30,525	32,509

Penske Automotive Group, Inc., 5.75%, 10/1/22 (2)	33,425	34,261

Rite Aid Corp., 10.38%, 7/15/16	15,140	16,010
9.25%, 3/15/20	28,075	28,777

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Retail – 7.1% – continued

Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	$34,200	$36,423

Sonic Automotive, Inc., 9.00%, 3/15/18	19,765	21,593
7.00%, 7/15/22 (2)	9,550	10,218
		451,315

Semiconductors – 0.7%

Amkor Technology, Inc., 6.38%, 10/1/22 (2)	14,275	14,061

Freescale Semiconductor, Inc., 9.25%, 4/15/18 (2)	26,888	29,241
		43,302

Software – 2.4%

Epicor Software Corp., 8.63%, 5/1/19	29,650	31,281

First Data Corp., 7.38%, 6/15/19 (2)	34,525	35,604

Infor U.S., Inc., 11.50%, 7/15/18 (2)	29,132	33,210

Nuance Communications, Inc., 5.38%, 8/15/20 (2)	17,650	18,224

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (2)	29,891	32,133
		150,452

Telecommunications – 5.9%

Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (2)	25,700	25,443

CPI International, Inc., 8.00%, 2/15/18	20,725	19,741

EarthLink, Inc., 8.88%, 5/15/19	36,200	36,110

Frontier Communications Corp., 9.25%, 7/1/21	23,825	27,577
9.00%, 8/15/31	12,190	13,013

GCI, Inc., 8.63%, 11/15/19	30,780	33,242

Level 3 Financing, Inc., 8.63%, 7/15/20	28,125	30,375

PAETEC Holding Corp., 9.88%, 12/1/18	5,020	5,748

Qwest Capital Funding, Inc., 7.75%, 2/15/31	31,210	33,890

See Notes to the Financial Statements.

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 78.0% – continued

Telecommunications – 5.9% – continued

SBA Communications Corp., 5.63%, 10/1/19 (2)	$18,300	$18,620

SBA Telecommunications, Inc., 5.75%, 7/15/20 (2)	16,273	17,087

Sprint Nextel Corp., 9.13%, 3/1/17	18,275	20,696
9.00%, 11/15/18 (2)	22,850	27,420

tw telecom holdings, Inc., 5.38%, 10/1/22 (2)	4,775	4,870

West Corp., 8.63%, 10/1/18	24,730	25,967

Windstream Corp., 8.13%, 9/1/18	33,830	36,536
		376,335

Transportation – 1.5%

ACL I Corp., 10.63%, 2/15/16 (3)	37,179	36,435

Florida East Coast Holdings Corp., 10.50%, 8/1/17	12,365	11,067

Florida East Coast Railway Corp., 8.13%, 2/1/17	21,750	22,892

Quality Distribution LLC/QD Capital Corp., 9.88%, 11/1/18	25,900	28,231
		98,625

Trucking & Leasing – 1.0%

Air Lease Corp., 5.63%, 4/1/17 (2)	14,675	14,968
7.38%, 1/30/19 (2)(5)	24,000	24,720

International Lease Finance Corp., 8.75%, 3/15/17	18,612	21,776
		61,464
Total Corporate Bonds
(Cost $4,755,719)		4,952,862

FOREIGN ISSUER BONDS – 16.9%

Aerospace/Defense – 0.6%

Bombardier, Inc., 7.45%, 5/1/34 (2)	35,816	36,532

Aluminum – 0.3%

Novelis, Inc., 8.75%, 12/15/20	18,793	20,813

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.9% – continued

Banks – 0.9%

Royal Bank of Scotland Group PLC, 7.64%, 9/29/17	$33,350	$27,264

UBS A.G. of Stamford CT, 7.63%, 8/17/22	31,475	32,909
		60,173

Chemicals – 0.5%

Ineos Finance PLC, 7.50%, 5/1/20 (2)	31,525	31,998

Computers – 0.5%

MMI International Ltd., 8.00%, 3/1/17 (2)	32,205	33,493

Diversified Financial Services – 0.2%

National Money Mart Co., 10.38%, 12/15/16	8,830	9,867

Food – 0.5%

JBS Finance II Ltd., 8.25%, 1/29/18 (2)	30,750	31,365

Forest Products & Paper – 0.8%

Sappi Papier Holding GmbH, 7.75%, 7/15/17 (2)	18,225	19,501
8.38%, 6/15/19 (2)	14,100	15,087

Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (2)	13,825	13,652
		48,240

Iron/Steel – 0.5%

Ferrexpo Finance PLC, 7.88%, 4/7/16 (2)	31,625	29,886

Machinery – Construction & Mining – 0.5%

Boart Longyear Management Pty Ltd., 7.00%, 4/1/21 (2)	32,135	32,978

Media – 1.5%

Nara Cable Funding Ltd., 8.88%, 12/1/18 (2)	32,850	29,976

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19 (2)	26,445	29,023

UPC Holding B.V., 9.88%, 4/15/18 (2)	32,017	35,219
		94,218

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.9% – continued

Mining – 0.5%

Vedanta Resources PLC, 9.50%, 7/18/18 (2)	$32,100	$32,983

Oil & Gas – 2.4%

Kodiak Oil & Gas Corp., 8.13%, 12/1/19 (2)	25,350	26,871

Lukoil International Finance B.V., 6.13%, 11/9/20 (2)	31,050	35,055

OGX Austria GmbH, 8.50%, 6/1/18 (2)	31,775	28,598

PetroBakken Energy Ltd., 8.63%, 2/1/20 (2)	29,000	30,160

Seadrill Ltd., 5.63%, 9/15/17 (2)	30,500	30,729
		151,413

Oil & Gas Services – 0.4%

Offshore Group Investment Ltd., 11.50%, 8/1/15	23,505	25,973

Pharmaceuticals – 0.4%

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	25,730	27,467

Telecommunications – 3.9%

Columbus International, Inc., 11.50%, 11/20/14 (2)	27,815	30,875

Digicel Group Ltd., 8.25%, 9/30/20 (2)	24,925	26,171

Eileme 1 AB, 14.25%, 8/15/20 (2)	16,386	17,041

Eileme 2 AB, 11.63%, 1/31/20 (2)	22,350	25,032

Intelsat Luxembourg S.A., 11.25%, 2/4/17	36,210	38,292
11.50%, 2/4/17 (3)	19,351	20,512

Sable International Finance Ltd., 8.75%, 2/1/20 (2)	28,380	31,644

Telemovil Finance Co. Ltd., 8.00%, 10/1/17 (2)	29,200	30,751

Wind Acquisition Finance S.A., 11.75%, 7/15/17 (2)	31,315	29,514
		249,832

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 16.9% – continued

Transportation – 1.2%

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.63%, 11/1/17	$32,705	$31,151

Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.88%, 11/1/17 (2)	14,300	14,532
8.88%, 11/1/17	9,250	9,493

Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19	22,100	20,774
		75,950

Trucking & Leasing – 1.3%

AerCap Aviation Solutions B.V., 6.38%, 5/30/17 (2)	26,355	27,673

Aircastle Ltd., 6.75%, 4/15/17	26,557	28,615

AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (2)	24,751	26,236
		82,524
Total Foreign Issuer Bonds
(Cost $1,042,260)		1,075,705

	NUMBER OF SHARES	VALUE (000s)

PREFERRED STOCKS – 0.8%

Banks – 0.4%

Santander Finance Preferred S.A.U.	947,000	$25,569

Diversified Financial Services – 0.4%

GMAC Capital Trust I	905,850	22,746
Total Preferred Stocks
(Cost $47,912)		48,315

See Notes to the Financial Statements.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.8%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (6)(7)	241,961,636	$241,962
Total Investment Companies
(Cost $241,962)		241,962

Total Investments – 99.5%
(Cost $6,087,853)		6,318,844

Other Assets less Liabilities – 0.5%		29,121
NET ASSETS – 100.0%		$6,347,965

(1)	When-Issued Security.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(3)	Security is payment in-kind bond.
(4)	Zero coupon bond reflects effective yield on the date of purchase.
(5)

Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $47,239,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Air Lease Corp., 7.38%, 1/30/19	1/20/12	$23,356

Alvogen Pharma US, Inc., 10.50%, 3/15/19	3/13/12	14,375

JPR Royalty Sub LLC, 14.00%, 12/1/20	3/10/11	8,000

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $202,798,000 with net purchases of approximately $39,164,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for High Yield Fixed Income Fund was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
BBB	2.5%
BB	24.7
B	39.2
CCC	26.1
Not rated	3.7
Cash Equivalents	3.8

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds
Apparel	$–		$19,029		$–	$19,029
Auto Manufacturers	–		6,434		–	6,434
Auto Parts & Equipment	–		122,033		–	122,033
Chemicals	–		80,257		–	80,257
Coal	–		29,719		–	29,719
Commercial Services	–		361,914		–	361,914
Computers	–		29,820		–	29,820
Distribution/Wholesale	–		27,168		–	27,168
Diversified Financial Services	–		158,773		–	158,773
Electric	–		97,871		–	97,871
Electronics	–		61,488		–	61,488
Entertainment	–		60,591		–	60,591
Environmental Control	–		71,091		–	71,091
Food	–		120,964		–	120,964
Forest Products & Paper	–		75,243		–	75,243
Gaming	–		185,249		–	185,249
Hand/Machine Tools	–		26,178		–	26,178
Healthcare - Products	–		64,744		–	64,744
Healthcare - Services	–		183,475		–	183,475
Home Builders	–		67,924		–	67,924
Household Products/Wares	–		32,738		–	32,738
Insurance	–		170,275		–	170,275
Iron/Steel	–		81,597		–	81,597
Lodging	–		75,229		–	75,229
Media	–		400,832		–	400,832
Miscellaneous Manufacturing	–		33,379		–	33,379
Oil & Gas	–		430,062		–	430,062
Oil & Gas Services	–		54,162		–	54,162
Oil Refining & Marketing	–		102,203		–	102,203
Packaging & Containers	–		183,822		–	183,822
Pharmaceuticals	–		16,281		22,519	38,800
Pipelines	–		255,046		–	255,046
Real Estate Investment Trusts	–		63,259		–	63,259
Retail	–		451,315		–	451,315
Semiconductors	–		43,302		–	43,302
Software	–		150,452		–	150,452
Telecommunications	–		376,335		–	376,335
Transportation	–		98,625		–	98,625
Trucking & Leasing	–		36,744		24,720	61,464
Foreign Issuer Bonds	–		1,075,705	(1)	–	1,075,705
Preferred Stocks	48,315	(1)	–		–	48,315
Investment Companies	241,962		–		–	241,962
Total Investments	$290,277		$5,981,328		$47,239	$6,318,844

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/12 (000s)

Corporate Bonds

Pharmaceuticals	$22,375	$–	$–	$144	$–	$–	$–	$–	$–	$22,519

Trucking & Leasing	24,480	–	–	240	–	–	–	–	–	24,720

Foreign Issuer Bonds

Media	14,319	–	(3,466)	2,020	–	–	(12,873)	–	–	–

Total	$61,174	$–	$(3,466)	$2,404	$–	$–	$(12,873)	$–	$–	$47,239

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $384, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.0% (1)

Fannie Mae – 30.7%

Pool #555649, 7.50%, 10/1/32	$88	$108

Pool #745148, 5.00%, 1/1/36	4,301	4,714

Pool #893082, 3.00%, 9/1/36	963	1,038

Pool #AB6019, 3.50%, 8/1/42	5,020	5,390

Pool #AH1166, 4.50%, 12/1/40	3,103	3,425

Pool #AL1895, 3.50%, 6/1/42	4,957	5,352

Pool #AO8179, 3.50%, 9/1/42 (2)	4,670	5,014

Pool #AP2427, 3.50%, 8/1/42	4,997	5,396

Pool #AP2824, 3.50%, 7/1/42	4,926	5,289

Pool #AP4514, 3.50%, 9/1/42 (2)	4,934	5,311

Pool #AP6598, 3.50%, 9/1/42 (2)	2,361	2,559

Pool TBA, 4.50%, 11/15/39 (2)	9,375	10,147
4.00%, 11/15/40 (2)	19,825	21,358
5.00%, 11/15/40 (2)	570	622

Series 2007, Class 26C, 5.50%, 3/25/33	1,778	1,819
		77,542

Freddie Mac – 7.2%
1.25%, 5/12/17	8,955	9,168

Pool #1J0365, 3.00%, 4/1/37	596	643

Pool #1J2840, 5.86%, 9/1/37	1,233	1,328

Pool #1Q0323, 2.69%, 5/1/37	3,068	3,293

Pool #410092, 2.29%, 11/1/24	10	11

Series 3730, Class PL, 4.50%, 1/15/33	3,764	3,835
		18,278

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 43.0% (1) – continued

Government National Mortgage Association – 3.3%

Series 2011, Class 31A, 2.21%, 12/16/35	$2,886	$2,951

Series 2011, Class 49A, 2.45%, 7/16/38	2,911	3,002

Series 2011, Class 49AB, 2.80%, 1/16/34	2,346	2,420
		8,373

Government National Mortgage Association II – 1.8%

Pool #82581, 4.00%, 7/20/40	4,113	4,407
Total U.S. Government Agencies
(Cost $106,915)		108,600

U. S. GOVERNMENT OBLIGATIONS – 47.2%

U. S. Treasury Inflation Indexed Notes – 4.0%
2.00%, 1/15/14	2,040	2,641
1.25%, 4/15/14	2,225	2,505
1.63%, 1/15/15	1,950	2,508
0.50%, 4/15/15	2,260	2,511
		10,165

U.S. Treasury Notes – 43.2%
0.25%, 9/30/14	8,695	8,697
0.25%, 9/15/15	49,150	49,065
0.63%, 9/30/17	51,395	51,387
		109,149
Total U.S. Government Obligations
(Cost $119,133)		119,314

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 49.9%

Northern Institutional Funds – U.S. Government Portfolio, 0.01% (3)(4)	126,151,252	$126,151
Total Investment Companies
(Cost $126,151)		126,151

See Notes to the Financial Statements.

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.14%, 12/20/12	$1,000	$1,000
Total Short-Term Investments
(Cost $1,000)		1,000

Total Investments – 140.5%
(Cost $353,199)		355,065

Liabilities less Other Assets – (40.5)%		(102,436)
NET ASSETS – 100.0%		$252,629

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $155,553,000 with net sales of approximately $29,402,000 during the six months ended September 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for the Short-Intermediate U.S. Government Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
U.S. Treasury	37.5%
U.S. Agency	27.0
Cash Equivalents	35.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$108,600	(1)	$–	$108,600
U.S. Government Obligations	–	119,314	(1)	–	119,314
Investment Companies	126,151	–		–	126,151
Short-Term Investments	–	1,000		–	1,000
Total Investments	$126,151	$228,914		$–	$355,065

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3%

Agriculture – 0.1%

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	$2,000	$2,112

Auto Manufacturers – 1.2%

Daimler Finance N.A. LLC, 0.97%, 3/28/14 (1)	6,000	6,011
1.24%, 4/10/14 (1)(2)	10,000	10,035
2.30%, 1/9/15 (1)(2)	3,000	3,078
		19,124

Auto Parts & Equipment – 0.2%

Johnson Controls, Inc., 4.88%, 9/15/13	2,670	2,771

Banks – 6.0%

Bank of America Corp., 1.87%, 1/30/14	6,100	6,144
2.01%, 7/11/14	5,000	5,051

Bank of New York Mellon (The) Corp., 4.30%, 5/15/14	9,000	9,550

Capital One Financial Corp., 2.13%, 7/15/14	2,000	2,041
2.15%, 3/23/15	4,100	4,204

Citigroup, Inc., 5.30%, 10/17/12	1,900	1,904
2.44%, 8/13/13	5,500	5,573
5.50%, 10/15/14	5,000	5,392
2.25%, 8/7/15	2,000	2,030

Goldman Sachs Group (The), Inc., 5.25%, 10/15/13	1,000	1,044
6.00%, 5/1/14	5,000	5,367

HSBC USA, Inc., 2.38%, 2/13/15	2,000	2,059

JPMorgan Chase & Co., 1.65%, 9/30/13	3,500	3,542
1.25%, 1/24/14	4,200	4,227

Morgan Stanley, 1.43%, 4/29/13	7,500	7,508
2.05%, 1/24/14	2,300	2,308

State Street Corp., 0.76%, 3/7/14	4,150	4,170

Wachovia Corp., 5.50%, 5/1/13	5,000	5,148

Wells Fargo & Co., 1.25%, 2/13/15	6,000	6,071

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Banks – 6.0% – continued
1.29%, 6/26/15	$10,500	$10,579
		93,912

Beverages – 0.1%

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	2,000	2,047

Chemicals – 0.4%

Airgas, Inc., 2.85%, 10/1/13	6,000	6,116

Commercial Services – 0.1%

ERAC USA Finance LLC, 2.75%, 7/1/13 (1)	2,000	2,028

Computers – 0.4%

Hewlett-Packard Co., 1.93%, 9/19/14	5,000	5,060
2.63%, 12/9/14	1,000	1,027
		6,087

Cosmetics/Personal Care – 0.2%

Avon Products, Inc., 4.80%, 3/1/13	3,020	3,059

Diversified Financial Services - 3.6%

American Express Credit Corp., 5.88%, 5/2/13	2,068	2,133
1.22%, 6/24/14	4,495	4,542
1.50%, 6/12/15	8,000	8,161

General Electric Capital Corp., 1.09%, 4/7/14	5,000	5,022
1.15%, 4/24/14	10,300	10,366
2.15%, 1/9/15	10,000	10,292

Hyundai Capital America, 1.63%, 10/2/15 (1)(2)	6,000	6,003

Toyota Motor Credit Corp., 0.88%, 7/17/15	10,000	10,049
		56,568

Electric – 0.5%

Commonwealth Edison Co., 1.63%, 1/15/14	2,000	2,026

NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,052
1.61%, 6/1/14	3,000	3,038
		8,116

See Notes to the Financial Statements.

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Food – 0.3%

Kellogg Co., 1.13%, 5/15/15	$2,000	$2,019

Kraft Foods Group, Inc., 1.63%, 6/4/15 (1)(2)	2,000	2,030
		4,049

Healthcare – Services – 0.1%

Quest Diagnostics, Inc., 1.22%, 3/24/14	1,000	1,007

Insurance – 0.9%

American International Group, Inc., 3.00%, 3/20/15	9,000	9,319

MetLife, Inc., 1.69%, 8/6/13	3,100	3,130

Prudential Financial, Inc., 5.15%, 1/15/13	1,000	1,013
		13,462

Media – 0.3%

Time Warner Cable, Inc., 6.20%, 7/1/13	5,000	5,211

Office/Business Equipment – 0.4%

Pitney Bowes, Inc., 3.88%, 6/15/13	2,500	2,545

Xerox Corp., 1.80%, 9/13/13	1,600	1,611
1.26%, 5/16/14	2,500	2,496
		6,652

Pipelines – 0.2%

Enterprise Products Operating LLC, 1.25%, 8/13/15	3,300	3,333

Real Estate – 0.2%

Sidal Realty Co. L.P. LLLP, 0.35%, 6/1/42	3,000	3,000

Retail – 1.1%

Nordstrom, Inc., 6.75%, 6/1/14	9,000	9,907

Walgreen Co., 0.90%, 3/13/14	7,000	7,009
		16,916

Semiconductors – 0.1%

Broadcom Corp., 1.50%, 11/1/13	2,000	2,023

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 17.3% – continued

Telecommunications – 0.2%

AT&T, Inc., 0.88%, 2/13/15	$3,000	$3,026

Toys, Games & Hobbies – 0.3%

Mattel, Inc., 5.63%, 3/15/13	5,000	5,111

Transportation – 0.3%

CSX Corp., 6.25%, 4/1/15	4,000	4,558

Trucking & Leasing – 0.1%

GATX Corp., 4.75%, 10/1/12	1,660	1,660
Total Corporate Bonds
(Cost $268,683)		271,948

FOREIGN ISSUER BONDS – 12.1%

Agriculture – 0.2%

BAT International Finance PLC, 1.40%, 6/5/15 (1)(2)	3,000	3,023

Banks – 9.1%

Bank of Montreal, 0.88%, 9/11/15	7,500	7,516

Bank of Nova Scotia, 1.85%, 1/12/15	9,000	9,276

Barclays Bank PLC, 1.50%, 1/13/14	1,500	1,506

Commonwealth Bank of Australia, 1.14%, 6/14/13	5,000	5,027
1.95%, 3/16/15	3,000	3,066

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.81%, 4/14/14	2,500	2,498
4.20%, 5/13/14 (1)(2)	7,750	8,152

Credit Suisse, 5.00%, 5/15/13	5,000	5,134
1.42%, 1/14/14	6,500	6,538

ING Bank N.V., 2.01%, 9/25/15 (1)(2)	8,500	8,522

National Australia Bank Ltd., 1.18%, 4/11/14 (1)	12,850	12,931
1.60%, 8/7/15	10,000	10,101

Nordea Bank Finland PLC, 0.92%, 1/27/14	4,500	4,502
1.34%, 4/9/14	7,550	7,565

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.1% – continued

Banks – 9.1% – continued

Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (1)(2)	$4,000	$4,042

Royal Bank of Canada, 1.15%, 3/13/15	10,000	10,150

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	2,000	2,024

UBS A.G., 1.45%, 1/28/14	5,000	5,020

Westpac Banking Corp., 2.10%, 8/2/13	3,000	3,041
1.09%, 3/31/14 (1)	5,000	5,028
1.13%, 9/25/15	22,000	22,039
		143,678

Beverages – 0.2%

SABMiller PLC, 5.50%, 8/15/13 (1)(2)	3,000	3,113

Healthcare – Products – 0.2%

Covidien International Finance S.A., 1.35%, 5/29/15	2,700	2,735

Mining – 0.8%

Rio Tinto Finance USA Ltd., 5.88%, 7/15/13	4,000	4,159

Rio Tinto Finance USA PLC, 1.13%, 3/20/15	5,500	5,543

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)(2)	3,000	3,084
		12,786

Oil & Gas – 0.1%

Petrobras International Finance Co., 2.88%, 2/6/15	2,000	2,056

Pharmaceuticals – 0.8%

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15 (1)(2)	13,000	13,101

Telecommunications – 0.7%

Telefonica Emisiones S.A.U., 5.86%, 2/4/13	9,880	10,003
Total Foreign Issuer Bonds
(Cost $188,905)		190,495

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6%

Alabama – 0.1%

Alabama State Public School & College Authority Improvement Revenue Refunding Bonds, Series A, 5.00%, 5/1/13	$1,000	$1,028

Alabama State Water Pollution Control Authority Revenue Refunding Bonds, Series B, Revolving Fund Loan, 2.00%, 8/15/13	1,010	1,021
		2,049

Alaska – 0.4%

Alaska State G.O. Unlimited Bonds, Series A, 2.75%, 8/1/14	2,505	2,618

Alaska State Housing Finance Corp. Mortgage Revenue Bonds, Series B-1 (G.O. of Corp. Insured), 0.80%, 12/1/13	2,235	2,238

Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project, 5.00%, 1/1/14	2,000	2,107
		6,963

Arizona – 0.3%

Arizona State University Energy Management LLC Revenue Refunding Bonds, Arizona University Project-Tempe, 5.00%, 7/1/14	1,500	1,608

Coconino County Pollution Control Corp. Variable Revenue Bonds, Series A, Arizona Public Service Navajo Project (AMT), 3.63%, Mandatory Put 7/13/13 (1)	2,000	2,030

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 3.00%, 12/1/13	1,000	1,032
		4,670

California – 6.2%

Burbank Redevelopment Agency Tax Allocation Golden Bonds (FGIC Insured), Prerefunded, 5.63%, 12/1/28	1,000	1,060

California Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust, 0.68%, Mandatory Put 4/1/14	10,000	10,000

See Notes to the Financial Statements.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

California – 6.2% – continued

California Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust, 0.48%, Mandatory Put 4/1/15	$10,000	$10,000

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/14	1,000	1,073

California State Department of Water Resources Supply Revenue Bonds, Series N, 5.00%, 5/1/13	5,000	5,141

California State Economic Recovery G.O. Unlimited Bonds, Series A, 5.25%, 7/1/13	10,000	10,378

California State Floating G.O. Unlimited Refunding Bonds, Series A, 0.86%, Mandatory Put 5/1/15	2,500	2,502

California State G.O. Unlimited Refunding Bonds, 3.00%, 9/1/13	5,000	5,124
5.00%, 2/1/15	5,000	5,508

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Series B, Republic Services, 0.50%, Mandatory Put 11/1/12	4,000	4,000

California State Public Works Board Lease Revenue Bonds, Series A, Various Capital Projects, 3.00%, 10/1/13	2,180	2,232

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/15 (3)	3,000	3,374

California Statewide Communities Development Authority Revenue Bonds, Prop 1A Receivables Program, 5.00%, 6/15/13	6,730	6,956

California Statewide Communities Development Authority Solid Waste Disposal Revenue Bonds, Series A, Republic Services (AMT), 4.95%, 12/1/12 (1)(2)	2,000	2,016

Contra Costa Water District Revenue Bonds, Series A, 1.00%, 10/1/12	3,000	3,000

Kern High School District Taxable G.O. Unlimited Refunding Bonds, 1.48%, 8/1/13	1,000	1,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

California – 6.2% – continued

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 4.00%, 7/1/13	$7,000	$7,200

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 3.00%, 9/1/13	1,700	1,743

Los Angeles Unified School District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 1/1/28	5,000	5,181

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/14	3,000	3,242

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 4.00%, 7/1/14	550	585

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2, 0.33%, Mandatory Put 6/1/13	3,200	3,203

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series B, 3.00%, 7/1/13	1,000	1,022

Port of Oakland Revenue Refunding Bonds, Series O (AMT), 4.00%, 5/1/13 (1)	1,000	1,021

Southern California State Public Power Authority Revenue Bonds, Subseries A, Southern Transmission Project, 4.00%, 7/1/13	1,000	1,029
		97,593

Colorado – 1.3%

Colorado Springs Utilities System Revenue Bonds, Series A-1, 3.00%, 11/15/12	1,200	1,204

Colorado Springs Utilities System Revenue Refunding Bonds, Series A, 3.00%, 11/15/13	6,000	6,182

Denver City & County Airport Revenue Bonds, Series B (AMT), 4.00%, 11/15/13 (1)	5,165	5,376

Denver City & County G.O. Unlimited Bonds, Series D, Better Denver, 5.00%, 8/1/13	1,000	1,040

Longmont Sales & Use Tax Revenue Refunding Bonds, Series A, Open Space, 2.00%, 11/15/13	1,070	1,084

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Colorado – 1.3% – continued

Platte River Power Authority Revenue Bonds, Series II, 4.00%, 6/1/14	$4,000	$4,242

Regional Transportation District Sales Tax Revenue Refunding Bonds, 5.00%, 11/1/12	800	804
		19,932

Connecticut – 2.5%

Bristol G.O. Unlimited Bonds, 4.00%, 8/1/13	2,000	2,063

Connecticut State Development Authority PCR Bonds, Series A, Connecticut Light & Power Project (AMT), 1.55%, Mandatory Put 4/1/15 (1)	6,000	6,045

Connecticut State Development Authority Variable PCR Refunding Bonds, Series B, Connecticut Light & Power Commission, 1.25%, Mandatory Put 9/3/13	3,500	3,520

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/13	1,800	1,822

Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index, 0.48%, 5/15/14	4,000	4,000

Connecticut State G.O. Unlimited Bonds, Series C (NATL-RE FGIC Insured), 5.00%, 4/1/14	925	990

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/13	10,100	10,628

Connecticut State G.O. Unlimited Refunding Bonds, Series E, 5.50%, 11/15/12	950	957

Connecticut State G.O. Unlimited Variable Bonds, Series D, 0.00%, 9/15/15 (3)	4,000	4,002

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University, 5.00%, Mandatory Put 2/12/15	2,300	2,544

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B, 5.00%, 12/1/14	2,760	3,034
		39,605

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Delaware – 0.3%

Delaware State Municipal Electric Corp. Revenue Bonds, 3.00%, 7/1/13	$1,135	$1,154

University of Delaware Variable Revenue Bonds, Series A, 0.85%, Mandatory Put 6/4/13	3,600	3,615
		4,769

District of Columbia – 0.8%

District of Columbia Income Tax Secured Adjustable Revenue Refunding Bonds, Series E, 0.53%, 12/1/13	4,000	4,000

District of Columbia Income Tax Secured Revenue Bonds, Series D, 5.00%, 12/1/12	1,230	1,240

District of Columbia Income Tax Secured Revenue Refunding Bonds, Secured Series B, 0.48%, 12/1/13	1,960	1,960

Metropolitan Washington D.C. Airports Authority System Revenue Bonds, Series C (AMT), 3.00%, 10/1/13 (1)	1,500	1,533

Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured), 5.00%, 10/1/14 (1)	3,500	3,810
		12,543

Florida – 5.9%

Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S, 1.43%, 6/1/15	20,000	20,081

Citizens Property Insurance Corp. High Risk Revenue Bonds, Senior Secured Series A-1, 5.00%, 6/1/13	1,200	1,237

Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured), 1.83%, 6/1/14	5,000	5,043

Citizens Property Insurance Corp. Revenue Bonds, Series A-3, High Risk Floating Notes, 1.93%, 6/1/13	5,400	5,436

See Notes to the Financial Statements.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Florida – 5.9% – continued

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.), 5.00%, 1/1/15	$2,000	$2,204

Florida State Board of Education Lottery Revenue Refunding Bonds, Series A, 5.00%, 7/1/14	7,000	7,571

Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A, 5.00%, 7/1/13	1,175	1,214
5.00%, 7/1/14	1,235	1,326

Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A, 5.00%, 7/1/15	1,000	1,119

Florida State Board of Public Education G.O. Unlimited Bonds, Series C Capital Outlay (AMBAC State Gtd.), 3.75%, 6/1/13	1,000	1,024

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay, 5.00%, 6/1/14	5,000	5,385

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.), 5.00%, 6/1/14	4,000	4,308

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/15	4,880	5,461

Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever, 4.00%, 7/1/13	6,400	6,575
5.00%, 7/1/14	3,000	3,237

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	1,250	1,295

Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A, 5.00%, 7/15/13	2,000	2,076

Jacksonville Sales Tax Revenue Refunding Bonds, Local Government (NATL-RE FGIC Insured), 5.50%, 10/1/12	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Florida – 5.9% – continued

Jacksonville Special Revenue Bonds, Series C-1, 4.00%, 10/1/12	$750	$750

Jea Florida St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25, 4.00%, 10/1/14	13,500	14,470

Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A, 3.00%, 7/1/13	1,000	1,020

Miami-Dade County Water & Sewer System Revenue Bonds, 2.00%, 10/1/12	935	935
		92,767

Georgia – 3.4%

Albany Sales Tax G.O. Unlimited Bonds, 2.00%, 6/1/15	1,300	1,351

Burke County Development Authority PCR Bonds, Fourth Series, Georgia Power Co. Plant Vogtle Project, 1.20%, Mandatory Put 4/1/14	2,000	2,016

Georgia State G.O. Unlimited Bonds, Series B, 5.00%, 10/1/14	4,000	4,376

Georgia State G.O. Unlimited Refunding Bonds, Series E-1, 5.00%, 7/1/13	5,755	5,965

Georgia State Road & Tollway Authority Revenue Refunding Bonds, Series A (State Gtd.), 4.00%, 3/1/13	1,700	1,728

Gwinnett County School District G.O. Unlimited Bonds, 5.00%, 2/1/13	2,300	2,338

Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A, 4.00%, 10/1/14	6,500	6,972

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 12/1/14	1,000	1,034

Metropolitan Atlanta Rapid Transit Authority Revenue Bonds, Series A, 0.43%, Mandatory Put 9/1/14	26,000	26,000

Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project, 4.00%, 11/1/14	1,000	1,071

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Georgia – 3.4% – continued

Savannah EDA Variable Revenue Bonds, Calvary Day School Project (Sun Trust Bank LOC), 0.37%, 11/1/26	$1,000	$1,000
		53,851

Hawaii – 0.8%

Hawaii County Improvement G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.60%, 5/1/13	1,000	1,031

Hawaii State Airports System Revenue Refunding Bonds (AMT), 4.00%, 7/1/13 (1)	750	771
5.00%, 7/1/14 (1)	1,335	1,439

Hawaii State G.O. Unlimited Refunding Bonds, Series EC, 5.00%, 12/1/13	3,000	3,167

Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series B, Kuhio Park Terrace (Freddie Mac Insured), 1.25%, 10/1/13	6,000	6,020

Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.25%, 3/1/16	810	827
		13,255

Idaho – 0.7%

Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 4.00%, 8/15/14	10,000	10,665

Illinois – 2.8%

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge, 5.00%, 1/1/14 (1)	1,650	1,741
5.00%, 1/1/15 (1)	1,250	1,359

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-1, University of Chicago, 1.13%, Mandatory Put 2/14/13	1,450	1,455

Illinois State Finance Authority Adjustable Revenue Bonds, Subseries A, Northwestern University, 0.37%, Mandatory Put 3/3/14	2,600	2,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Illinois – 2.8% – continued

Illinois State Finance Authority Adjustable Revenue Bonds, Subseries B, Northwestern University, 1.75%, Mandatory Put 3/3/14	$7,935	$8,095

Illinois State Finance Authority Adjustable Revenue Bonds, Subseries C, Northwestern University, 0.37%, Mandatory Put 3/3/14	14,950	14,951

Illinois State Finance Authority Revenue Bonds, Series A-2, Advocate Health Care, 1.40%, Mandatory Put 2/1/13	8,000	8,031

Illinois State Finance Authority Various Revenue Bonds, Series A, McKinley Foundation Project, 0.36%, 11/1/39	2,000	2,000

Illinois State Unemployment Insurance Fund Building Reciepts Revenue Bonds, Series A, 5.00%, 6/15/14	1,000	1,077

Lake County Forest Preservation District G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/15/13	2,000	2,088
		43,397

Indiana – 1.2%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 2.00%, 10/1/12	1,000	1,000

Indiana State Finance Authority Revenue Bonds, Series A, State Revolving Fund Program, 4.00%, 2/1/13	1,000	1,013

Indiana State Health Facility Financing Authority Revenue Bonds, Series A1, Ascension Health Care Group, 1.50%, Mandatory Put 8/1/14	5,000	5,086

Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit Group, 5.00%, Mandatory Put 6/1/14	5,600	6,020

Indianapolis Thermal Energy System Revenue Refunding Bonds, 3.00%, 10/1/12	2,500	2,501

Whiting Environmental Facilities Variable Revenue Bonds, BP Products N.A., Inc., 2.80%, Mandatory Put 6/2/14	2,540	2,632
		18,252

See Notes to the Financial Statements.

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Iowa – 0.7%

Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	$7,450	$7,475

Des Moines Waterworks Board Revenue Refunding Bonds, Series B, 3.00%, 12/1/14 (3)	1,000	1,056

State University of Iowa Revenue Bonds, Academic Building Flood Anticipation Notes, 3.00%, 1/1/13	2,000	2,003
		10,534

Kansas – 0.1%

Kansas State Development Finance Authority Revenue Bonds, Series B, Kansas Projects, 3.00%, 5/1/13	1,930	1,958

Kentucky – 0.7%

Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding Bonds, Series B, Republic Services, Inc. Project, 0.55%, Mandatory Put 12/3/12	7,000	7,000

Pikeville Hospital Revenue Bonds, Improvement BANS, 3.00%, 9/1/13	4,000	4,071
		11,071

Louisiana – 0.8%

Louisiana State G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 8/1/13	2,100	2,184

Louisiana State Gas & Fuels TRB, Second Lien Series A-1, 0.93%, Mandatory Put 6/1/13	1,000	1,002

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/13	1,275	1,311

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Bonds, Series B-1A, Loop LLC Project, 1.60%, Mandatory Put 10/1/12	2,000	2,000

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Bonds, Series B-1, Loop LLC Project, 1.88%, Mandatory Put 10/1/13	3,000	3,021

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Louisiana – 0.8% – continued

Louisiana State Public Facilities Authority Revenue Bonds, Series A, Ochsner Clinic Foundation Project (NATL-RE Insured), Escrowed to Maturity, 5.38%, 5/15/13	$2,500	$2,580
		12,098

Maine – 0.1%

South Portland G.O. Unlimited Bonds, 4.00%, 7/15/14	1,500	1,596

Maryland – 0.8%

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 7/1/14	1,800	1,949

Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 9/15/14	2,935	3,206

Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B, 5.00%, 9/15/14	2,800	3,058

University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series A, 3.00%, 4/1/14	3,400	3,539
		11,752

Massachusetts – 1.2%

Cambridge Muni Purpose Loan G.O. Limited Bonds, 2.00%, 2/15/15	3,175	3,298

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 4.00%, 10/1/13	4,000	4,152

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/13	3,000	3,036

Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, 5.00%, 6/1/14	7,000	7,551

Springfield State Qualified Muni Purpose Loan G.O. Limited Bonds (AGM Insured) (State Aid Withholding), 5.75%, 8/1/14	1,025	1,123
		19,160

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Michigan – 1.0%

Lowell Limited Obligation Industrial Variable Revenue Bonds, Litehouse, Inc. Project (Fifth Third Bank LOC) (AMT), 0.59%, 8/1/33 (1)	$1,110	$1,110

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A, 5.00%, 7/1/14	10,000	10,809

Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group, 0.90%, Mandatory Put 3/16/15	3,590	3,597
		15,516

Minnesota – 1.3%

Hennepin County Senior Sales Tax G.O. Unlimited Bonds, Series E, 4.00%, 12/15/13	3,045	3,184

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	5,350	5,608

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/14	5,500	5,973

Minnesota State Trunk Highway G.O. Unlimited Refunding Bonds, Series I, 5.00%, 11/1/12	1,385	1,391

Monticello Independent School District No. 882 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program), 2.00%, 2/1/14	1,730	1,768

Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B, 4.00%, 2/1/14	3,000	3,150
		21,074

Mississippi – 0.3%

Mississippi State Business Finance Corp. Variable Revenue Bonds, Waste Management, Inc. Project, 2.25%, Mandatory Put 11/3/14	4,600	4,731

Municipal States Pooled Securities – 0.4%

BB&T Municipal Trust Sifma Floater Certificates, Series B (Rabobank Nederland LOC), 1.05%, 8/1/14	6,102	6,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Nebraska – 0.5%

Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 1/1/14	$2,500	$2,647

Washington County Waste Water Disposable Facilities Solution Variable Revenue Refunding Bonds, Cargill, Inc. Projects, 1.38%, Mandatory Put 9/1/15 (1)	5,000	5,000
		7,647

Nevada – 0.7%

Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds, 5.00%, 7/1/14	3,000	3,237

Clark County School District Building Tax G.O. Limited Bonds, Series A, 5.00%, 6/15/13	1,000	1,033

Clark County School District Tax G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/13	6,000	6,200
		10,470

New Hampshire – 0.2%

New Hampshire State Business Finance Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT), 3.50%, Mandatory Put 6/3/13 (1)	1,450	1,479

New Hampshire State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 6/1/14	1,500	1,592
		3,071

New Jersey – 4.5%

Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County Gtd.), 4.00%, 12/1/14	1,000	1,078

New Jersey Environmental Infrastructure Trust Revenue Bonds, 3.00%, 9/1/14	1,000	1,052

New Jersey State Building Authority Revenue Refunding Bonds, Series A, 3.50%, 6/15/13	10,970	11,208

New Jersey State EDA Cigarette TRB, Prerefunded, 5.75%, 6/15/29	17,500	19,122

See Notes to the Financial Statements.

FIXED INCOME FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

New Jersey – 4.5% – continued

New Jersey State EDA Disposal of Solid Waste Facilities Revenue Bonds, Series A, Waste Management, Inc. Project (AMT), 5.30%, Mandatory Put 6/1/14 (1)	$3,500	$3,755

New Jersey State EDA Revenue Bonds, Build America Bonds, 1.39%, 6/15/13	5,000	5,014

New Jersey State EDA School Facilities Construction Notes, Series G, Sifma Index, 0.74%, 2/1/15 (3)	3,000	3,001

New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University, 3.00%, 7/1/13	3,000	3,066
5.00%, 7/1/14	4,000	4,337

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/13	4,880	5,078

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 12/15/12	1,755	1,774

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/14	2,000	2,149

New Jersey State Turnpike Authority Revenue Bonds, Series C (NATL-RE Insured), Escrowed To Maturity, 6.50%, 1/1/13	1,000	1,016

New Jersey State Turnpike Authority Variable Revenue Bonds, Series B, 0.93%, Mandatory Put 12/22/14	7,000	7,014

Ocean County G.O. Unlimited Refunding Bonds, 3.00%, 8/1/13	1,000	1,023

Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/39	1,000	1,043
		70,730

New York – 9.5%

Erie County Industrial Development Agency School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity, 5.00%, 5/1/14	1,185	1,274

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

New York – 9.5% – continued

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3B, 0.73%, Mandatory Put 11/1/13	$4,000	$4,011

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2, 3.00%, 11/1/14	2,000	2,109

Metropolitan Transportation Authority Revenue Bonds, Series A1, Floating Rate Tender Notes, 0.32%, Mandatory Put 5/15/13	2,900	2,900

Metropolitan Transportation Authority Revenue Bonds, Series B-1, 5.00%, 11/15/14	3,210	3,515

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 5.00%, 11/15/14	24,000	26,278

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/14	14,865	16,287

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 11/1/13	3,000	3,154

New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/15	3,000	3,381

New York G.O. Unlimited Bonds, Series F2, 4.00%, 12/15/13	10,000	10,408

New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/15	6,000	6,685

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, University Dormitory Facilities, 4.00%, 7/1/15	1,150	1,261

New York State G.O. Unlimited Bonds, Series A, 5.00%, 2/15/13	2,550	2,598

New York State G.O. Unlimited Bonds, Series E, 4.00%, 12/15/13	6,200	6,492

New York State Housing Finance Agency Affordable Housing Revenue Bonds, NIBP, Series 4, 1.20%, 11/1/14	4,000	4,037

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

New York – 9.5% – continued

New York State Mortgage Agency Homeowner Revenue Bonds, Series 164, 1.00%, 4/1/14	$2,000	$2,013

New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A, 4.00%, 4/1/14	2,500	2,634

New York State Urban Development Corp. Revenue Refunding Bonds, Series B, 5.00%, 1/1/13	2,000	2,024

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured), 5.00%, 9/15/14 (1)	4,000	4,341

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured), 5.00%, 10/15/14 (1)	10,000	10,884

Suffolk County Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 5/15/13	2,930	2,971

Suffolk County Water Authority Variable Revenue BANS, Series B, 0.58%, 4/1/14	11,000	10,993

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B, 4.00%, 6/1/13	7,000	7,174

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A-1 (G.O. of Authority Insured), 4.00%, Mandatory Put 11/15/12	3,150	3,165

Triborough Bridge & Tunnel Authority General Revenue Bonds, Subseries B1 (G.O. of Authority Insured), 5.00%, Mandatory Put 11/15/13	7,715	8,111
		148,700

North Carolina – 1.8%

Charlotte COP, Series A, 5.00%, 12/1/14	3,000	3,287

Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	7,700	8,074
5.00%, 10/1/14	3,500	3,829

North Carolina State Capital Improvement Obligation Revenue Bonds, Series C, 5.00%, 5/1/14	5,000	5,369

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

North Carolina – 1.8% – continued

North Carolina State Turnkpike Authority Monroe Connector System Appropriation Revenue Bonds, 3.00%, 7/1/13	$1,000	$1,021

North Carolina State University at Raleigh General Revenue Refunding Bonds, 3.00%, 10/1/14	1,500	1,578

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series B, 3.00%, 11/1/12	3,075	3,083

Wake County Public Improvement Non Ace G.O. Unlimited Bonds, 4.00%, 3/1/14	1,000	1,053

Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.), 4.00%, 3/1/15	1,500	1,627
		28,921

Ohio – 3.3%

Columbus City G.O. Unlimited Bonds, Series A, 3.00%, 2/15/15	17,000	18,044

Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3, 4.00%, 8/15/15	8,000	8,817

Columbus City School District Facilities Construction & Improvement G.O. Unlimited Bonds (FGIC Insured), Prerefunded, 5.00%, 12/1/28	3,000	3,097

Franklin County Hospital Facilities Revenue Refunding Bonds, Series C, Ohio Health Corp., 0.63%, Mandatory Put 6/3/13	7,000	7,011

Miami University Revenue Bonds, Series B, 5.00%, 9/1/13	1,000	1,042

Ohio State Air Quality Development Authority Variable PCR Refunding Bonds, First Energy Projects, 2.25%, Mandatory Put 6/3/13	7,000	7,046

Ohio State Fresh Water Development Authority Revenue Bonds, Series A-1, 4.00%, 12/1/12	1,670	1,681

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/14	2,500	2,711

See Notes to the Financial Statements.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Ohio – 3.3% – continued

Ohio State Water Quality Development Authority PCR Bonds, Loan Fund Project, 5.00%, 12/1/12	$3,000	$3,026
		52,475

Oklahoma – 0.3%

Oklahoma City G.O. Unlimited Refunding Bonds, 3.00%, 3/1/13	1,750	1,771
4.00%, 3/1/14	3,000	3,156
		4,927

Oregon – 0.8%

Metro G.O. Limited Refunding Bonds, Series B, 4.00%, 6/1/14	5,500	5,838

Portland G.O. Limited Tax Revenue Refunding Bonds, Series B, Police Training, 3.00%, 6/1/14	3,000	3,132

Portland G.O. Limited TRB, Milwaukie, 3.00%, 9/1/14	1,000	1,050
4.00%, 9/1/15	1,350	1,488

Tri-County Metropolitan Transportation District Revenue Bonds, Series A, 3.00%, 9/1/14	1,190	1,250
		12,758

Pennsylvania – 1.8%

Delaware County IDA PCR Refunding Bonds, Series A, Peco Energy Co. Project, 4.00%, 12/1/12	3,000	3,017

Mount Lebanon School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 11/15/12	1,780	1,787

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, First Series, Temple University, 3.00%, 4/1/14 (3)	1,000	1,039

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management, Inc. Project (AMT), 2.63%, Mandatory Put 7/1/14 (1)	2,970	3,018

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.50%, 1/1/13	1,540	1,561
5.00%, 2/15/13	1,000	1,018

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Pennsylvania – 1.8% – continued

Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured), 5.00%, 9/1/14	$10,000	$10,889

Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), 5.25%, 2/1/14	3,000	3,198

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 5.00%, 7/1/14	1,700	1,838

State Public School Building Authority Revenue Bonds, Lease-Philadelphia School District Project (AGM Insured State Aid Withholding), Prerefunded, 5.25%, 6/1/26	1,305	1,348
		28,713

Rhode Island – 0.1%

Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Refunding Bonds, Series A, Brown University, 5.00%, 9/1/13	1,000	1,044

South Carolina – 0.4%

Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured), 4.00%, 3/1/14	1,015	1,068
4.00%, 3/1/15	3,555	3,856

South Carolina State Public Service Authority Revenue Refunding Bonds, Series B, Santee Cooper, 5.00%, 1/1/13	1,000	1,012

York County School District No. 3 G.O. Limited Bonds, Series A (SCSDE Insured), 4.00%, 3/1/13	1,000	1,016
		6,952

South Dakota – 0.2%

Huron School District No. 02-2 G.O. Unlimited Refunding Bonds (AGM Insured), 2.00%, 12/15/12	435	436
2.00%, 6/15/13	440	444

Sioux Falls Sales Tax Revenue Refunding Bonds, Series A, 3.00%, 11/15/12	2,000	2,007
		2,887

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Tennessee – 1.0%

Knox County G.O. Unlimited Bonds, 4.00%, 4/1/14	$5,500	$5,803

Knoxville G.O. Unlimited Bonds, 2.00%, 5/1/14	2,000	2,054
4.00%, 5/1/15	3,245	3,542

Rutherford County G.O. Unlimited Bonds, 3.00%, 4/1/14	2,315	2,407

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,000	2,097
		15,903

Texas – 4.0%

Austin Public Improvement G.O. Limited Bonds, Series A, 2.00%, 9/1/13	2,000	2,033

Austin Public Property Finance Contractual G.O. Limited Bonds, 3.00%, 5/1/15 (3)	1,845	1,970

Gulf Coast Waste Disposal Authority Revenue Bonds, BP Products N.A. Project, 2.30%, Mandatory Put 9/3/13	3,625	3,684

Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, BP Products N.A. Project, 2.30%, Mandatory Put 9/3/13	7,900	8,024

Harris County G.O. Limited Refunding Bonds, Series A, 4.00%, 10/1/14	4,500	4,825

Harris County G.O. Unlimited Road Refunding Bonds, Series A, 3.00%, 10/1/13	1,000	1,028

Harris County Metropolitan Transit Authority Sales & Use TRB, Series B, Contractual Obligations, 4.00%, 11/1/13	2,195	2,283

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Series A, 5.00%, 9/1/13	1,500	1,563

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 2.00%, Mandatory Put 6/1/14	5,000	5,111

Houston Utility System Combined Revenue Refunding Bonds, Series E, First Lien, 5.00%, 11/15/13	2,000	2,106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Texas – 4.0% – continued

Houston Utility System Revenue Refunding Bonds, Series A, Sifma Index, 0.73%, Mandatory Put 6/1/15	$2,000	$2,004

Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 2.25%, Mandatory Put 8/1/14	3,300	3,401

North Texas Municipal Water District Upper Efork Waste Water Revenue Refunding and Imrpovement Bonds, 3.00%, 6/1/15	2,000	2,134

Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/15	5,000	5,545
5.00%, 2/15/15	2,190	2,428

Sam Rayburn Municipal Power Agency, Revenue Refunding Bonds, 5.00%, 10/1/14	1,000	1,078

San Antonio Electric & Gas System Revenue Bonds, Junior Lien, 1.15%, Mandatory Put 12/3/12	3,775	3,780

San Antonio Improvement G.O. Limited Bonds, 4.00%, 2/1/15	2,000	2,165

Texas State G.O. Unlimited Refunding Bonds, Series B (AMT), College Student Loan, 5.00%, 8/1/13 (1)	1,000	1,040

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/12	1,000	1,000

University of North Texas Financing System Revenue Bonds, Series A, 5.00%, 4/15/13	1,250	1,282

University of Texas Financing System Revenue Refunding Bonds, Series A, 4.00%, 8/15/14	4,500	4,809
		63,293

Utah – 0.1%

Utah State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/14	1,000	1,083

Virginia – 2.6%

Charles City & County IDA Solid Waste Disposal Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 1.88%, Mandatory Put 4/1/15 (1)	750	761

See Notes to the Financial Statements.

FIXED INCOME FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Virginia – 2.6% – continued

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 12/1/13	$2,590	$2,706

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/13	2,185	2,308
5.00%, 12/1/14	2,000	2,204

Louisa IDA PCR Bonds, Series C, Electric & Power Co. Project, 1.50%, Mandatory Put 12/1/14	2,000	2,014

Louisa IDA Solid Waste & Sewage Disposal Variable Revenue Bonds, Series A, Electric & Power Co. Project (AMT), 2.50%, Mandatory Put 3/1/13 (1)	2,825	2,844

Virginia Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project, 3.00%, 4/1/14	1,500	1,559

Virginia Public School Authority Special Obligation Revenue Bonds, 5.00%, 7/15/15	3,285	3,704

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, University of Richmond Project, 3.00%, 3/1/13	1,545	1,563

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program, 5.00%, 9/1/13	3,000	3,132

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 4.00%, 5/15/14	5,000	5,297

Virginia State Commonwealth Transportation Board Revenue Bonds, Series A, Federal Grant Anticipatory Revenue Notes, 2.00%, 9/15/13	2,765	2,812

Virginia State Public School Authority Revenue Bonds, 5.00%, 4/15/15	8,035	8,954

Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution, 5.25%, 8/1/14	1,000	1,090
		40,948

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Washington – 1.3%

Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project 1 (NATL-RE Insured), 5.25%, 7/1/13	$3,000	$3,114

Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, 5.00%, 1/1/14	1,500	1,586

King County School District No. 412 Shoreline G.O. Unlimited Bonds (School Board Gty.), 3.00%, 12/1/13	1,000	1,032

Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT), 3.00%, 8/1/14 (1)	1,000	1,042

Seattle G.O. Unlimited Refunding Bonds, 3.00%, 12/1/13	1,000	1,032

Snohomish County G.O. Limited Refunding Bonds, Series A, 5.00%, 12/1/13	2,000	2,110

Snohomish County School District No. 6 Mukilteo G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.70%, 12/1/12	4,140	4,179

University of Washington General Revenue Refunding Bonds, Series A, 4.00%, 10/1/13	1,000	1,038

Washington State G.O. Unlimited Refunding Bonds, Series R-2012A, 4.00%, 7/1/13	2,695	2,772

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds, 5.00%, 7/1/15	2,500	2,811
		20,716

West Virginia – 0.2%

West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT) (G.O. of Corp. Insured), 1.60%, 11/1/12 (1)	1,825	1,826

West Virginia State University Projects Revenue Bonds, Series B, 4.00%, 10/1/13	1,000	1,036
		2,862

Wisconsin – 1.2%

Madison G.O. Unlimited Capital Improvement Refunding Promissory Notes, Series A, 3.00%, 10/1/12	1,000	1,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 68.6% – continued

Wisconsin – 1.2% – continued

Madison G.O. Unlimited Promissory Notes, Series A, 5.00%, 10/1/14	$4,000	$4,374

Madison G.O. Unlimited Promissory Notes, Series E, 4.00%, 10/1/13	2,150	2,232

Milwaukee G.O. Unlimited Promissory Notes, Series N1, 4.00%, 2/1/13	1,000	1,013

Milwaukee G.O. Unlimited Promissory Notes, Series N3, 5.00%, 5/15/13	2,000	2,060

Wisconsin State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/13	4,000	4,114

Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded, 5.00%, 5/1/22	3,790	4,068

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Aurora Health Care, 2.50%, 7/15/13	325	330
		19,191
Total Municipal Bonds
(Cost $1,077,403)		1,079,192

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds-Tax-Exempt Portfolio, 0.01% (4)(5)	5,564,545	$5,565
Total Investment Companies
(Cost $5,565)		5,565

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.0%

Austin G.O. Limited Bonds, Series A, 3.00%, 9/1/13 (3)	$1,800	$1,846

California State Revenue Anticipation Notes, Series A-2, 2.50%, 6/20/13	9,000	9,145

California State School Cash Reserve Program Authority Revenue Notes, Series V, 2.00%, 1/31/13	8,000	8,038

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.0% – continued

Georgia State Municipal Gas Authority Revenue Refunding Bonds, Series O, Gas Portfolio lll Project (G.O. of Authority Insured), 2.00%, 11/13/12	$3,000	$3,007

Mercer County, 0.50%, 10/9/12	2,250	2,250

Nassau County G.O. Limited RANS, 2.00%, 3/29/13	6,000	6,035

University of Hawaii Revenue Bonds, Series A, 2.00%, 10/1/12	1,000	1,000
Total Short-Term Investments
(Cost $31,306)		31,321

Total Investments – 100.4%
(Cost $1,571,862)		1,578,521

Liabilities less Other Assets – (0.4)%		(5,510)
NET ASSETS – 100.0%		$1,573,011

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of the restricted illiquid security amounted to approximately $68,246,000 or 4.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

BAT International Finance PLC, 1.40%, 6/5/2015	5/31/12	$2,992

California Statewide Communities Development Authority Solid Waste Disposal Revenue Bonds, Series A, Republic Services (AMT), 4.95%, 12/1/2012	2/14/11	2,109

Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 4.20%, 5/13/2014	2/9/12	8,155

Daimler Finance N.A. LLC, 1.24%, 4/10/2014	4/2/12	10,000

Daimler Finance N.A. LLC, 2.30%, 1/9/2015	1/5/12	2,996

See Notes to the Financial Statements.

FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Hyundai Capital America, 1.63%, 10/2/2015	9/24/12	$5,997

ING Bank N.V., 2.01%, 9/25/2015	9/18/12	8,500

Kraft Foods Group, Inc., 1.63%, 6/4/2015	5/30/12	1,995

Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/2015	3/6/12	3,992

SABMiller Holdings, Inc., 1.85%, 1/15/2015	1/11/12	2,000

SABMiller PLC, 5.50%, 8/15/2013	1/31/12	3,186

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/2015	7/9/12	13,000

Xstrata Finance Canada Ltd., 2.85%, 11/10/2014	11/3/11	2,997

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2012, the value of the Fund’s investment in the Tax Exempt Portfolio of the Northern Institutional Funds was approximately $18,971,000 with net sales of approximately $13,406,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	18.6%
AA+	9.1
AA	10.9
AA-	16.9
A+	10.3
A	7.4
A-	8.9
BBB+	3.1
BBB	3.5
BBB-	0.9
A1+ (Short Term)	0.2
A1 (Short Term)	1.0
A2 (Short Term)	0.1
Not rated	8.7
Cash Equivalents	0.4

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Advantaged Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds	$–	$271,948	(1)	$–	$271,948
Foreign Issuer Bonds	–	190,495	(1)	–	190,495
Municipal Bonds	–	1,079,192	(1)	–	1,079,192
Investment Companies	5,565	–		–	5,565
Short-Term Investments	–	31,321		–	31,321
Total Investments	$5,565	$1,572,956		$–	$1,578,521

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1%

Automobile – 4.3%

Ally Auto Receivables Trust, Series 2011-4, Class A2, 0.65%, 3/17/14	$925	$925

Ally Auto Receivables Trust, Series 2012-SN1, Class A2, 0.51%, 12/22/14	1,950	1,951

Bank of America Auto Trust, Series 2012-1, Class A2, 0.59%, 11/17/14	2,400	2,403

BMW Vehicle Lease Trust, Series 2012-1, Class A2, 0.59%, 6/20/14	1,500	1,503

BMW Vehicle Owner Trust, Series 2010-A, Class A3, 1.39%, 4/25/14	481	482

CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, 4/15/14	154	154

CarMax Auto Owner Trust, Series 2012-1, Class A2, 0.59%, 3/16/15	1,789	1,791

Ford Credit Auto Lease Trust, Series 2012-B, Class A2, 0.54%, 11/15/14	3,500	3,500

Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, 1/15/14	29	30

Ford Credit Auto Owner Trust, Series 2012-B, Class A2, 0.57%, 1/15/15	1,978	1,981

Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2, 0.50%, 8/15/15	1,000	1,001

Honda Auto Receivables Owner Trust, Series 2012-2, Class A2, 0.56%, 11/17/14	1,540	1,543

Hyundai Auto Receivables Trust, Series 2010-A, Class A3, 1.50%, 10/15/14	396	397

Hyundai Auto Receivables Trust, Series 2012-B, Class A2, 0.54%, 1/15/15	2,000	2,004

Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	135	135

Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, 8/15/14	334	335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1% – continued

Automobile – 4.3% – continued

Nissan Auto Lease Trust, Series 2012-A, Class A2A, 0.68%, 7/15/14	$1,000	$1,003

Toyota Auto Receivables Owner Trust, Series 2010-A, Class A3, 1.27%, 12/16/13	343	343

Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3, 1.04%, 2/18/14	289	289

Toyota Auto Receivables Owner Trust, Series 2012-A, Class A2, 0.57%, 10/15/14	1,000	1,001

Volkswagen Auto Lease Trust, Series 2012-A, Class A2, 0.66%, 11/20/14	1,500	1,504

Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3, 1.31%, 1/20/14	29	29

World Omni Auto Receivables Trust, Series 2012-A, Class A2, 0.52%, 6/15/15	2,000	2,003
		26,307

Credit Card – 3.1%

BA Credit Card Trust, Series 2010-A1, Class A1, 0.52%, 9/15/15	2,500	2,503

Chase Issuance Trust, Series 2012-A3, Class A3, 0.79%, 6/15/17	2,000	2,013

Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,000	2,005

GE Capital Credit Card Master Note Trust, Series 2011-1, Class A, 0.77%, 1/15/17	1,500	1,508

GE Capital Credit Card Master Note Trust, Series 2012-4, Class A, 0.52%, 6/15/18	2,000	2,008

Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 (1)(2)	3,000	3,000

Gracechurch Card Funding PLC, Series 2010-1A, Class A, 0.82%, 11/15/14 (1)	3,000	3,001

Turquoise Card Backed Securities PLC, Series 2011-1A, Class A, 0.97%, 9/15/16 (1)(2)	3,000	3,003
		19,041

See Notes to the Financial Statements.

FIXED INCOME FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1% – continued

Other – 1.7%

GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.82%, 7/20/16	$2,000	$2,007

GE Dealer Floorplan Master Note Trust, Series 2012-3, Class A, 0.71%, 6/20/17	5,000	5,025

GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 5/23/16	2,500	2,500

GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 0.85%, 11/21/14 (1)	1,000	1,002
		10,534
Total Asset-Backed Securities
(Cost $55,769)		55,882

CORPORATE BONDS – 52.7%

Aerospace/Defense – 0.4%

United Technologies Corp., 0.92%, 6/1/15	1,000	1,012
1.20%, 6/1/15	1,500	1,527
		2,539

Agriculture – 0.7%

Bunge Ltd. Finance Corp., 5.35%, 4/15/14	4,010	4,234

Apparel – 0.5%

VF Corp., 1.18%, 8/23/13	3,100	3,120

Auto Manufacturers – 1.1%

Daimler Finance N.A. LLC, 0.97%, 3/28/14 (1)	3,500	3,507
1.24%, 4/10/14 (1)(2)	3,000	3,010
		6,517

Auto Parts & Equipment – 0.4%

Johnson Controls, Inc., 4.88%, 9/15/13	2,600	2,698

Banks – 8.1%

Bank of America Corp., 1.87%, 1/30/14	4,000	4,029
2.01%, 7/11/14	2,100	2,121

Capital One Financial Corp., 2.13%, 7/15/14	2,000	2,041
2.15%, 3/23/15	2,072	2,125

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Banks – 8.1% continued

Citigroup, Inc., 5.30%, 10/17/12	$500	$501
2.44%, 8/13/13	3,000	3,040
5.50%, 10/15/14	1,000	1,078
2.25%, 8/7/15	800	812

Goldman Sachs Group (The), Inc., 4.75%, 7/15/13	2,000	2,064
1.44%, 2/7/14	4,500	4,498
5.13%, 1/15/15	2,000	2,150

HSBC USA, Inc., 2.38%, 2/13/15	5,000	5,147

JPMorgan Chase & Co., 1.65%, 9/30/13	2,000	2,024
1.25%, 1/24/14	2,000	2,013

Morgan Stanley, 2.94%, 5/14/13	2,000	2,020
2.05%, 1/24/14	2,000	2,007
2.88%, 1/24/14	2,500	2,533

Wells Fargo & Co., 1.29%, 6/26/15	6,500	6,549
1.50%, 7/1/15	3,000	3,050
		49,802

Beverages – 3.9%

Anheuser-Busch InBev Worldwide, Inc., 0.82%, 7/14/14	1,900	1,911
1.50%, 7/14/14	3,000	3,052
0.80%, 7/15/15	4,500	4,519

Coca-Cola (The) Co., 0.75%, 11/15/13	2,000	2,010

Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	2,500	2,514

PepsiCo, Inc., 0.75%, 3/5/15	8,000	8,050

SABMiller Holdings, Inc., 1.85%, 1/15/15 (1)(2)	2,000	2,047
		24,103

Biotechnology – 1.1%

Amgen, Inc., 1.88%, 11/15/14	3,500	3,593

Gilead Sciences, Inc., 2.40%, 12/1/14	3,000	3,102
		6,695

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Chemicals – 1.1%

Air Products & Chemicals, Inc., 4.15%, 2/1/13	$3,000	$3,038

Airgas, Inc., 2.85%, 10/1/13	3,500	3,568
		6,606

Commercial Services – 0.6%

ERAC USA Finance LLC, 5.80%, 10/15/12 (1)	1,000	1,002
2.75%, 7/1/13 (1)	1,000	1,014
2.25%, 1/10/14 (1)	1,500	1,519
		3,535

Computers – 2.5%

Dell, Inc., 0.96%, 4/1/14	3,400	3,426

Hewlett-Packard Co., 6.13%, 3/1/14	3,387	3,611
1.93%, 9/19/14	2,000	2,024

International Business Machines Corp., 0.88%, 10/31/14	3,000	3,027
0.55%, 2/6/15	1,500	1,504
0.75%, 5/11/15	2,000	2,013
		15,605

Diversified Financial Services – 11.2%

American Express Credit Corp., 1.22%, 6/24/14	2,500	2,526
1.50%, 6/12/15	5,200	5,305
1.75%, 6/12/15	1,412	1,444

American Honda Finance Corp., 2.38%, 3/18/13 (1)	1,300	1,311
1.63%, 9/20/13 (1)	1,800	1,818
1.45%, 2/27/15 (1)(2)	2,000	2,032
1.00%, 8/11/15 (1)(2)	3,000	3,006

Caterpillar Financial Services Corp., 1.13%, 12/15/14	3,400	3,445
1.05%, 3/26/15	2,000	2,021
1.10%, 5/29/15	2,000	2,024

Charles Schwab (The) Corp., 4.95%, 6/1/14	4,000	4,287

General Electric Capital Corp., 1.31%, 1/7/14	2,500	2,508
1.09%, 4/7/14	2,000	2,009
1.15%, 4/24/14	2,500	2,516
2.15%, 1/9/15	2,000	2,058

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Diversified Financial Services – 11.2% – continued

Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (1)(2)	$3,000	$3,004

Harley-Davidson Funding Corp., 5.75%, 12/15/14 (1)(2)	2,786	3,037

Hyundai Capital America, 1.63%, 10/2/15 (1)(2)	2,000	2,001

John Deere Capital Corp., 0.64%, 3/3/14	4,050	4,062
0.56%, 6/16/14	3,000	3,007
0.88%, 4/17/15	2,000	2,014
0.70%, 9/4/15	1,000	1,002

MassMutual Global Funding II, 0.86%, 9/27/13 (1)	3,000	3,015

PACCAR Financial Corp., 1.55%, 9/29/14	3,200	3,263

Toyota Motor Credit Corp., 1.25%, 11/17/14	6,000	6,090
		68,805

Electric – 1.5%

Commonwealth Edison Co., 1.63%, 1/15/14	2,000	2,026

Dominion Resources, Inc., 1.80%, 3/15/14	1,000	1,016

NextEra Energy Capital Holdings, Inc., 2.55%, 11/15/13	3,000	3,052
1.61%, 6/1/14	1,000	1,013
1.20%, 6/1/15	2,000	2,013
		9,120

Food – 3.3%

ConAgra Foods, Inc., 1.35%, 9/10/15	2,000	2,014

General Mills, Inc., 0.79%, 5/16/14	3,500	3,512

Kellogg Co., 4.25%, 3/6/13	3,450	3,506

Kraft Foods Group, Inc., 1.63%, 6/4/15 (1)(2)	2,000	2,030

Kroger (The) Co., 5.00%, 4/15/13	2,200	2,248

Unilever Capital Corp., 0.45%, 7/30/15	7,000	6,975
		20,285

See Notes to the Financial Statements.

FIXED INCOME FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Healthcare – Products – 0.6%

DENTSPLY International, Inc., 1.93%, 8/15/13	$3,400	$3,417

Healthcare – Services – 1.1%

Quest Diagnostics, Inc., 1.22%, 3/24/14	2,000	2,014

Roche Holdings, Inc., 5.00%, 3/1/14 (1)	2,427	2,574

WellPoint, Inc., 1.25%, 9/10/15	2,000	2,014
		6,602

Insurance – 1.4%

American International Group, Inc., 3.00%, 3/20/15	3,000	3,106

MetLife, Inc., 1.69%, 8/6/13	2,500	2,524

Metropolitan Life Global Funding I, 1.21%, 1/10/14 (1)	1,500	1,508

Prudential Financial, Inc., 5.15%, 1/15/13	1,500	1,520
		8,658

Internet – 0.4%

eBay, Inc., 0.70%, 7/15/15	2,250	2,261

Media – 1.4%

NBCUniversal Media LLC, 2.10%, 4/1/14	3,475	3,548

Time Warner Cable, Inc., 6.20%, 7/1/13	2,000	2,085

Viacom, Inc., 1.25%, 2/27/15	3,000	3,031
		8,664

Mining – 0.4%

Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	2,500	2,518

Miscellaneous Manufacturing – 0.8%

Danaher Corp., 1.30%, 6/23/14	2,000	2,031

Eaton Corp., 4.90%, 5/15/13	2,500	2,566
		4,597

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Office/Business Equipment – 0.9%

Pitney Bowes, Inc., 3.88%, 6/15/13	$1,500	$1,527

Xerox Corp., 1.80%, 9/13/13	2,000	2,013
1.26%, 5/16/14	2,000	1,997
		5,537

Oil & Gas – 0.7%

Phillips 66, 1.95%, 3/5/15 (1)(2)	4,000	4,093

Oil & Gas Services – 0.3%

Cameron International Corp., 1.60%, 4/30/15	2,000	2,028

Pharmaceuticals – 1.0%

Express Scripts Holding Co., 2. 10%, 2/12/15 (1)(2)	3,000	3,077

McKesson Corp., 5.25%, 3/1/13	3,041	3,100
		6,177

Pipelines – 0.5%

Enterprise Products Operating LLC, 1.25%, 8/13/15	3,000	3,030

Real Estate Investment Trusts – 0.3%

HCP, Inc., 2.70%, 2/1/14	2,000	2,042

Retail – 2.1%

AutoZone, Inc., 5.88%, 10/15/12	2,100	2,104

Darden Restaurants, Inc., 5.63%, 10/15/12	2,800	2,804

McDonald’s Corp., 0.75%, 5/29/15	2,000	2,019

Nordstrom, Inc., 6.75%, 6/1/14	3,500	3,853

Target Corp., 4.00%, 6/15/13	2,000	2,048
		12,828

Semiconductors – 0.9%

Broadcom Corp., 1.50%, 11/1/13	2,000	2,023

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 52.7% – continued

Semiconductors – 0.9% – continued

Texas Instruments, Inc., 0.45%, 8/3/15	$3,500	$3,489
		5,512

Software – 0.3%

Microsoft Corp., 2.95%, 6/1/14	2,000	2,086

Telecommunications – 0.4%

Verizon Communications, Inc., 1.25%, 11/3/14	2,500	2,539

Toys, Games & Hobbies – 0.5%

Mattel, Inc., 5.63%, 3/15/13	3,000	3,067

Transportation – 1.8%

CSX Corp., 5.75%, 3/15/13	3,300	3,378

FedEx Corp., 7.38%, 1/15/14	3,094	3,356

Ryder System, Inc., 6.00%, 3/1/13	3,000	3,058

United Parcel Service, Inc., 4.50%, 1/15/13	1,539	1,558
		11,350

Trucking & Leasing – 0.5%

GATX Corp., 4.75%, 10/1/12	3,000	3,000
Total Corporate Bonds
(Cost $320,597)		323,670

COVERED BONDS – 1.7%

Banks – 1.7%

Bank of Nova Scotia, 1.45%, 7/26/13 (1)(2)	1,300	1,312

Canadian Imperial Bank of Commerce, 2.00%, 2/4/13 (1)(2)	1,400	1,408
1.50%, 12/12/14 (1)(2)	2,000	2,047

Cie de Financement Foncier S.A., 2.13%, 4/22/13 (1)(2)	1,000	1,009

National Bank of Canada, 1.65%, 1/30/14 (1)(2)	1,500	1,525

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COVERED BONDS – 1.7% – continued

Banks – 1.7% – continued

Swedbank Hypotek AB, 0.81%, 3/28/14 (1)(2)	$3,000	$2,995
		10,296
Total Covered Bonds
(Cost $10,227)		10,296

FOREIGN ISSUER BONDS – 27.8%

Agriculture – 0.2%

BAT International Finance PLC, 1.40%, 6/5/15 (1)(2)	1,000	1,008

Auto Manufacturers – 0.9%

Volkswagen International Finance N.V., 1.63%, 3/22/15 (1)(2)	5,445	5,535

Banks – 15.7%

Abbey National Treasury Services PLC, 2.03%, 4/25/14	2,000	1,985

Australia & New Zealand Banking Group Ltd., 1.20%, 1/10/14 (1)	2,000	2,011

Bank of Montreal, 0.88%, 9/11/15	5,000	5,011

Bank of Nova Scotia, 0.86%, 2/27/14	3,500	3,510

Barclays Bank PLC, 1.50%, 1/13/14	2,500	2,510

BNP Paribas S.A., 1.36%, 1/10/14	3,465	3,466
3.13%, 12/20/14	3,500	3,623

Commonwealth Bank of Australia, 1.95%, 3/16/15	3,000	3,066
1.19%, 9/18/15 (1)(2)	2,000	1,999

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 0.65%, 7/25/13	1,500	1,501

Credit Suisse, 5.00%, 5/15/13	2,000	2,053
1.42%, 1/14/14	6,000	6,035

Deutsche Bank A.G., 3.45%, 3/30/15	1,000	1,055

HSBC Bank PLC, 1.09%, 8/12/13 (1)	2,000	2,008
1.26%, 1/17/14 (1)	2,000	2,010
3.50%, 6/28/15 (1)(2)	1,500	1,591

See Notes to the Financial Statements.

FIXED INCOME FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.8% – continued

Banks – 15.7% – continued

ING Bank N.V., 2.01%, 9/25/15 (1)(2)	$5,000	$5,013

Kreditanstalt fuer Wiederaufbau, 0.43%, 2/22/13	1,500	1,501

National Australia Bank Ltd., 1.65%, 1/30/14	3,200	3,238
1.18%, 4/11/14 (1)	2,500	2,516
1.57%, 8/7/15	3,000	3,032
1.60%, 8/7/15	2,000	2,020

Nordea Bank Finland PLC, 1.34%, 4/9/14	3,000	3,006

Oesterreichische Kontrollbank A.G., 1.13%, 7/6/15	2,000	2,022

Royal Bank of Canada, 0.76%, 4/17/14	2,000	2,006
1.45%, 10/30/14	2,000	2,034
1.15%, 3/13/15	4,000	4,060

Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	3,000	3,036

Svenska Handelsbanken, 0.94%, 9/16/13	2,000	2,007
0.92%, 9/25/13	5,000	5,019

UBS A.G., 1.45%, 1/28/14	4,500	4,518

Westpac Banking Corp., 2.10%, 8/2/13	1,200	1,216
1.14%, 12/9/13	2,000	2,012
1.26%, 7/17/15 (1)(2)	2,000	2,017
1.13%, 9/25/15	3,000	3,006
		96,713

Chemicals – 0.6%

Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	3,300	3,547

Food – 0.7%

TESCO PLC, 2.00%, 12/5/14 (1)(2)	4,000	4,078

Healthcare – Products – 0.7%

Covidien International Finance S.A., 1.88%, 6/15/13	2,000	2,019
1.35%, 5/29/15	2,000	2,026
		4,045

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.8% – continued

Mining – 2.4%

Barrick Gold Corp., 1.75%, 5/30/14	$3,000	$3,044

BHP Billiton Finance USA Ltd., 1.13%, 11/21/14	3,200	3,241
1.00%, 2/24/15	1,000	1,010

Rio Tinto Alcan, Inc., 4.50%, 5/15/13	3,000	3,068

Rio Tinto Finance USA Ltd., 5.88%, 7/15/13	2,000	2,080

Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (1)(2)	2,000	2,056
		14,499

Miscellaneous Manufacturing – 1.1%

Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	3,400	3,557

Tyco Electronics Group S.A., 6.00%, 10/1/12	2,000	2,000
1.60%, 2/3/15	1,500	1,523
		7,080

Oil & Gas – 2.1%

BP Capital Markets PLC, 1.01%, 3/11/14	3,000	3,022

Canadian Natural Resources Ltd., 1.45%, 11/14/14	3,500	3,556

Petrobras International Finance Co., 2.88%, 2/6/15	2,500	2,569

Total Capital Canada Ltd., 0.84%, 1/17/14	4,000	4,020
		13,167

Oil & Gas Services – 0.5%

Schlumberger Investment S.A., 0.95%, 9/12/14 (1)	3,100	3,118

Pharmaceuticals – 1.5%

GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	3,000	3,018

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15 (1)(2)	4,750	4,787

Teva Pharmaceutical Finance III B.V., 0.88%, 3/21/14	1,350	1,357
		9,162

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 27.8% – continued

Regional – 0.3%

Province of Ontario Canada, 0.51%, 4/1/15	$2,000	$1,999

Sovereign – 0.5%

Netherlands Government Bond, 0.25%, 9/12/15 (1)(2)	3,000	2,983

Telecommunications – 0.6%

Telefonica Emisiones S.A.U., 5.86%, 2/4/13	3,500	3,544
Total Foreign Issuer Bonds
(Cost $169,277)		170,478

U.S. GOVERNMENT AGENCIES – 7.6% (3)

Fannie Mae – 3.0%

0.65%, 5/29/15	3,000	3,004
0.50%, 8/20/15	3,000	3,003
0.55%, 8/20/15	6,000	5,998
0.52%, 8/27/15	3,650	3,655
0.50%, 10/22/15 (4)	3,000	3,001
		18,661

Federal Farm Credit Bank – 2.0%

0.30%, 7/18/14	3,000	3,000
0.19%, 7/25/14	2,300	2,299
0.23%, 5/14/15	4,000	3,997
0.25%, 7/20/15	3,000	2,999
		12,295

Federal Home Loan Bank – 2.1%

0.45%, 2/13/15	9,000	9,004
0.55%, 10/5/15 (4)	3,000	3,001
0.50%, 10/16/15 (4)	1,000	1,000
		13,005

Freddie Mac – 0.5%

0.50%, 9/25/15	3,000	3,001
Total U.S. Government Agencies
(Cost $46,943)		46,962

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 1.2%

U.S. Treasury Notes – 1.2%

1.25%, 8/31/15	$7,000	$7,190
Total U.S. Government Obligations
(Cost $7,186)		7,190

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.3%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (5)(6)	8,291,277	$8,291
Total Investment Companies
(Cost $8,291)		8,291

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

Citizens Property Insurance Corp. Revenue Bonds, Series A3, High Risk Floating Notes, 1.93%, 6/1/13	$3,000	$3,020
Total Short-Term Investments
(Cost $3,005)		3,020

Total Investments – 101.9%
(Cost $621,295)		625,789

Liabilities less Other Assets – (1.9)%		(11,629)
NET ASSETS – 100.0%		$614,160

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

(2)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $74,703,000 or 12.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

American Honda Finance Corp., 1.45%, 2/27/15	2/21/12	$1,999

American Honda Finance Corp., 1.00%, 8/11/15	9/4/12	2,994

See Notes to the Financial Statements.

FIXED INCOME FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Bank of Nova Scotia, 1.45%, 7/26/13	7/16/10	$1,298

BAT International Finance PLC, 1.40%, 6/5/15	5/31/12	997

Canadian Imperial Bank of Commerce, 2.00%, 2/4/13	1/28/10	1,400

Canadian Imperial Bank of Commerce, 1.50%, 12/12/14	2/23/12	2,036

Cie de Financement Foncier S.A., 2.13%, 4/22/13	4/19/10	998

Commonwealth Bank of Australia, 1.19%, 9/18/15	9/10/12	2,000

Daimler Finance N.A. LLC, 1.24%, 4/10/14	4/2/12	3,000

Express Scripts Holding Co., 2.10%, 2/12/15	2/7/12	2,985

Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17	9/25/12	3,000

Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15	9/18/12	2,996

Harley-Davidson Funding Corp., 5.75%, 12/15/14	1/26/12	3,030

HSBC Bank PLC, 3.50%, 6/28/15	9/6/12	1,585

Hyundai Capital America, 1.63%, 10/2/15	9/24/12	1,999

ING Bank N.V., 2.01%, 9/25/15	9/18/12	5,000

Kraft Foods Group, Inc., 1.63%, 6/4/15	5/30/12	1,995

National Bank of Canada, 1.65%, 1/30/14	1/24/11	1,500

Netherlands Government Bond, 0.25%, 9/12/15	9/5/12	2,977

Phillips 66, 1.95%, 3/5/15	3/7/12	3,998

SABMiller Holdings, Inc., 1.85%, 1/15/15	1/11/12	2,000

Swedbank Hypotek AB, 0.81%, 3/28/14	3/21/11	3,000

Takeda Pharmaceutical Co. Ltd., 1.03%, 3/17/15	7/9/12	4,750

TESCO PLC, 2.00%, 12/5/14	11/28/11	3,996

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Turquoise Card Backed Securities PLC, Series 2011-1A, Class A, 0.97%, 9/15/16	10/6/11	$3,000

Volkswagen International Finance N.V., 1.63%, 3/22/15	8/22/12-9/6/12	5,530

Westpac Banking Corp., 1.26%, 7/17/15	7/10/12	2,000

Xstrata Finance Canada Ltd., 2.85%, 11/10/14	11/3/11	1,998

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)

At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,809,000 with net purchases of approximately $3,482,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for the Ultra-Short Fixed Income Fund was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	11.9%
AA+	0.8
AA	2.3
AA-	11.7
A+	12.6
A	14.3
A-	12.8
BBB+	12.5
BBB	10.7
BBB-	0.5
US Agency	7.5
US Treasury	1.1
Cash Equivalents	1.3

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Ultra-Short Fixed Income Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$55,882	(1)	$–	$55,882
Corporate Bonds	–	323,670	(1)	–	323,670
Covered Bonds	–	10,296	(1)	–	10,296
Foreign Issuer Bonds
Sovereign	–	–		2,983	2,983
All Other Industries	–	167,495	(1)	–	167,495
U.S. Government Agencies	–	46,962	(1)	–	46,962
U.S. Government Obligations	–	7,190		–	7,190
Investment Companies	8,291	–		–	8,291
Short-Term Investments	–	3,020		–	3,020
Total Investments	$8,291	$614,515		$2,983	$625,789

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/12 (000s)

Foreign Issuer Bonds

Soverign	$–	$–	$–	$6	$–	$2,977	$–	$–	$–	$2,983
The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $6, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.6% (1)

Fannie Mae – 29.5%

Pool #555649, 7.50%, 10/1/32	$144	$176

Pool #745148, 5.00%, 1/1/36	834	914

Pool #893082, 3.00%, 9/1/36	347	374

Pool #AB6019, 3.50%, 8/1/42	1,087	1,167

Pool #AH1166, 4.50%, 12/1/40	332	366

Pool #AL1895, 3.50%, 6/1/42	1,075	1,161

Pool #AO8179, 3.50%, 9/1/42 (2)	1,033	1,109

Pool #AP2427, 3.50%, 8/1/42	1,084	1,170

Pool #AP2824, 3.50%, 7/1/42	1,069	1,147

Pool #AP4514, 3.50%, 9/1/42 (2)	1,097	1,180

Pool #AP6598, 3.50%, 9/1/42 (2)	528	572

Pool TBA, 5.00%, 11/15/39 (2)	230	251
4.00%, 11/15/40 (2)	4,525	4,875
4.50%, 11/15/40 (2)	1,900	2,057

Series 2007, Class 26C, 5.50%, 3/25/33	289	296
		16,815

Freddie Mac – 5.9%

1.25%, 5/12/17	1,790	1,833

Pool #1J0365, 3.00%, 4/1/37	460	496

Pool #1J2840, 3.02%, 9/1/37	665	716

Pool #410092, 2.29%, 11/1/24	44	44

Series 3730, Class PL, 4.50%, 1/15/33	290	295
		3,384

Government National Mortgage Association – 3.0%

Series 2010, CLass 141A, 1.86%, 8/16/31	376	381

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.6% (1) – continued

Government National Mortgage Association – 3.0% – continued

Series 2011, Class 31A, 2.21%, 12/16/35	$553	$566

Series 2011, Class 49A, 2.45%, 7/16/38	485	500

Series 2011, Class 49AB, 2.80%, 1/16/34	240	248
		1,695

Government National Mortgage Association I – 0.1%

Pool #268360, 10.00%, 4/15/19	17	19

Pool #270288, 10.00%, 6/15/19	17	20
		39

Government National Mortgage Association II – 1.1%

Pool #82581, 4.00%, 7/20/40	602	645
Total U.S. Government Agencies
(Cost $22,189)		22,578

U. S. GOVERNMENT OBLIGATIONS – 52.5%

U. S. Treasury Inflation Indexed Notes – 5.0%
1.63%, 1/15/15	440	566
0.50%, 4/15/15	510	566
0.13%, 7/15/22	1,590	1,731
		2,863

U.S. Treasury Notes – 47.5%
0.25%, 9/15/15	9,395	9,379
0.63%, 9/30/17	6,270	6,269
1.00%, 9/30/19	7,295	7,268
1.63%, 8/15/22	4,225	4,220
		27,136
Total U.S. Government Obligations
(Cost $29,975)		29,999

See Notes to the Financial Statements.

FIXED INCOME FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 48.5%

Northern Institutional Funds – U.S. Government Portfolio, 0.01% (3)(4)	27,667,186	$27,667
Total Investment Companies
(Cost $27,667)		27,667

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.14%, 12/20/12	$250	$250

Total Short-Term Investments
(Cost $250)		250

Total Investments – 141.0%
(Cost $80,081)		80,494

Liabilities less Other Assets – (41.0)%		(23,396)
NET ASSETS – 100.0%		$57,098

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $26,909,000 with net purchases of approximately $758,000 during the six months ended September 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2012, the quality distribution for the U.S. Government Fund was:

QUALITY DISTRIBUTION *	% OF LONG TERM INVESTMENTS
U.S. Treasury	40.5%
U.S. Agency	25.1
Cash Equivalents	34.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies	$–	$22,578	(1)	$–	$22,578
U.S. Government Obligations	–	29,999	(1)	–	29,999
Investment Companies	27,667	–		–	27,667
Short-Term Investments	–	250		–	250
Total Investments	$27,667	$52,827		$–	$80,494

(1) Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

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FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corporation
G.O.	General Obligation
GTD	Guaranteed
LOC	Line of Credit
NATL-RE	National Public Finance Guarantee Corporation
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
TRB	Tax Revenue Bonds

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Global Fixed Income Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a direct subsidiary of The Northern Trust Company (“Northern Trust”), and Northern Trust Global Investments Limited (“NTGIL”), an indirect subsidiary of Northern Trust, serve jointly as the investment advisers of the Global Fixed Income Fund. NTI serves as the investment adviser for each of the other Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“U.S.”) of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI and NTGIL, as authorized by the Board of Trustees, have determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair

NORTHERN FUNDS SEMIANNUAL REPORT	127	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2012, no Funds had entered into exchange-traded long futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts in the Statement of Operations. A Fund records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the

FIXED INCOME FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions to the Funds’ Financial Statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2012, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds charge a 1 percent redemption fee on the redemption of shares (including by exchange) held for 90 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees for the six months ended September 30, 2012 were approximately $93,000 and $6,000 for the High Yield Fixed Income and Tax-Advantaged Ultra-Short Fixed Income Funds, respectively. The Ultra-Short Fixed Income Fund did not have any redemption fees for the six months ended September 30, 2012. Redemption fees for the fiscal year ended March 31, 2012, were approximately $20,000 for the High Yield Fixed Income Fund. The Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds did not have any redemption fees for the fiscal year ended March 31, 2012. This amount is included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

NORTHERN FUNDS SEMIANNUAL REPORT	129	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
Fixed Income	Daily	Monthly
Global Fixed Income	Annually	Annually
High Yield Fixed Income	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$2,177	$(2,177)
Fixed Income	2,403	(2,403)
Global Fixed Income	847	(847)
High Yield Fixed Income	79	(79)
Short-Intermediate U.S. Government	777	(777)
U.S. Government	99	(99)

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period from October 31, 2011 through the fiscal year ended March 31, 2012, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as occurring in the following fiscal year:

Amounts in thousands
Global Fixed Income	$66
Tax-Advantaged Ultra-Short Fixed Income	707

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017	MARCH 31, 2018
High Yield Fixed Income	$91,440	$31,249

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

FIXED INCOME FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN (LOSSES)
Bond Index	$ —	$3,977	$820	$130,263
Fixed Income	—	11,938	1,843	31,740
Global Fixed Income	—	—	84	1,132
High Yield Fixed Income	—	4,894	—	107,650
Short-Intermediate U.S. Government	—	3,548	898	298
Tax-Advantaged Ultra-Short Fixed Income	109	317	1	3,219
Ultra-Short Fixed Income	—	179	165	2,472
U.S. Government	—	682	31	(33)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$74,729	$4,483
Fixed Income	—	52,090	5,637
Global Fixed Income	—	588	604
High Yield Fixed Income	—	334,562	—
Short-Intermediate U.S. Government	—	17,199	1,323
Tax-Advantaged Ultra-Short Fixed Income	6,296	3,545	1,000
Ultra-Short Fixed Income	—	5,080	457
U.S. Government	—	1,565	707

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$73,572	$2,640
Fixed Income	—	60,199	4,261
Global Fixed Income	—	1,689	947
High Yield Fixed Income	—	267,987	—
Short-Intermediate U.S. Government	—	28,271	239
Tax-Advantaged Ultra-Short Fixed Income	3,010	2,533	98
Ultra-Short Fixed Income	—	3,161	—
U.S. Government	—	4,546	74

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if

NORTHERN FUNDS SEMIANNUAL REPORT	131	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the Global Fixed Income Fund’s borrowings was $1,209,000 and the weighted average interest rate on these borrowings was 1.24 percent for the six months ended September 30, 2012. No other Funds incurred any interest expenses during the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2012, the investment advisers contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The advisory fees for the Bond Index, Global Fixed Income, High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds for the six months ended September 30, 2012, and for the Fixed Income and Short-Intermediate U.S. Government Funds for the period from April 1, 2012 to August 23, 2012, were based on the following annual rates as set forth in the table below. The table below also sets forth the expense limitations for the six months ended September 30, 2012, for the Funds.

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATION
Bond Index	0.15%	0.15%

	CONTRACTUAL ANNUAL ADVISORY FEE			CONTRACTUAL
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	EXPENSE LIMITATION
Fixed Income	0.70%	0.66%	0.63%	0.45%
Global Fixed Income	0.85%	0.80%	0.77%	0.80%
High Yield Fixed Income	0.70%	0.66%	0.63%	0.80%
Short-Intermediate U.S. Government	0.70%	0.66%	0.63%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
Ultra-Short Fixed Income	0.15%	0.141%	0.135%	0.25%
U.S. Government	0.70%	0.66%	0.63%	0.40%

Effective August 24, 2012, NTI reduced the contractual fee rates for the Fixed Income and Short-Intermediate U.S. Government Funds. As a result, for these Funds, the advisory fees for the period from August 24, 2012 to September 30, 2012, were based on the following annual rates:

	CONTRACTUAL ANNUAL ADVISORY FEE
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Fixed Income	0.40%	0.38%	0.36%
Short-Intermediate U.S. Government	0.40%	0.38%	0.36%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2013 for the Global Fixed Income Fund, High Yield Fixed Income Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund and U.S. Government Fund and September 20, 2013 for the Fixed Income Fund and Short-Intermediate U.S. Government Fund. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

FIXED INCOME FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax Exempt Portfolio (the “Portfolios”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Bond Index, Fixed Income, Global Fixed Income, High Yield Fixed Income, and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio, the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the U.S. Government Portfolio, and the Tax-Advantaged Ultra-Short Fixed Income Fund currently invests uninvested cash in the Tax Exempt Portfolio. Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Diversified Assets Portfolio, U.S. Government Portfolio or the Tax Exempt Portfolio is 0.35 percent. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable to the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less Expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$1,593,505	$66,040	$1,567,225	$80,890
Fixed Income	5,070,874	342,242	5,298,010	280,902
Global Fixed Income	1,896	1,773	6,058	9,896
High Yield Fixed Income	—	3,484,072	—	2,644,349
Short-Intermediate U.S. Government	2,568,414	—	2,658,397	—
Tax-Advantaged Ultra-Short Fixed Income	—	412,630	—	281,541
Ultra-Short Fixed Income	66,309	132,284	26,973	72,150
U.S. Government	604,858	—	615,109	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of

NORTHERN FUNDS SEMIANNUAL REPORT	133	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond Index	$172,481	$(429)	$172,052	$2,588,406
Fixed Income	68,328	(2,066)	66,262	1,704,285
Global Fixed Income	1,009	(133)	876	9,399
High Yield Fixed Income	254,677	(28,559)	226,118	6,092,726
Short-Intermediate U.S. Government	1,918	(187)	1,731	353,334
Tax-Advantaged Ultra-Short Fixed Income	8,113	—	8,113	1,570,408
Ultra-Short Fixed Income	4,531	(37)	4,494	621,295
U.S. Government	426	(61)	365	80,129

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	30,570	$337,471	492	$5,439	(32,745)	$(360,426)	(1,683)	$(17,516)
Fixed Income	13,366	142,371	179	1,911	(23,493)	(249,143)	(9,948)	(104,861)
Global Fixed Income	39	452	—	—	(1,190)	(13,445)	(1,151)	(12,993)
High Yield Fixed Income	175,913	1,283,807	2,814	20,540	(59,786)	(433,798)	118,941	870,549
Short-Intermediate U.S. Government	2,009	20,517	12	119	(9,076)	(92,580)	(7,055)	(71,944)
Tax-Advantaged Ultra-Short Fixed Income	70,463	717,038	125	1,266	(48,404)	(493,388)	22,184	224,916
Ultra-Short Fixed Income	26,100	265,083	102	1,035	(11,810)	(119,269)	14,392	146,849
U.S. Government	346	3,476	6	65	(951)	(9,595)	(599)	(6,054)

FIXED INCOME FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	88,675	$964,014	2,277	$24,738	(48,961)	$(529,970)	41,991	$458,782
Fixed Income	82,615	865,018	2,055	21,439	(35,915)	(374,960)	48,755	511,497
Global Fixed Income	339	3,955	70	792	(1,419)	(16,321)	(1,010)	(11,574)
High Yield Fixed Income	310,392	2,213,506	4,680	33,706	(135,154)	(970,475)	179,918	1,276,737
Short-Intermediate U.S. Government	20,598	215,003	1,433	14,536	(92,640)	(973,659)	(70,609)	(744,120)
Tax-Advantaged Ultra-Short Fixed Income	113,458	1,148,144	292	2,950	(49,789)	(503,954)	63,961	647,140
Ultra-Short Fixed Income	32,983	334,934	209	2,119	(24,143)	(244,945)	9,049	92,108
U.S. Government	714	7,203	181	1,813	(2,301)	(23,038)	(1,406)	(14,022)

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2012:

Amounts in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Global Fixed Income	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	$14	Unrealized loss on foreign currency exchange contracts	$(5)	Citigroup, Morgan Stanley, UBS

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2012:

Amounts in thousands		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Fixed Income	Equity contracts	Net realized gains (losses) on futures contracts	$49
Global Fixed Income	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	6
High Yield Fixed Income	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	18
Short-Intermediate U.S. Government	Equity contracts	Net realized gains (losses) on futures contracts	26
U.S. Government	Equity contracts	Net realized gains (losses) on futures contracts	6
Amounts in thousands		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Global Fixed Income	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$7

NORTHERN FUNDS SEMIANNUAL REPORT	135	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2012*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS**		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Fixed Income	—	$ —	1	$54,625
Global Fixed Income	74	444	—	—
High Yield Fixed Income	1	13,385	—	—
Short-Intermediate U.S. Government	—	—	1	11,702
U.S. Government	—	—	1	2,660

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Foreign currency exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

12. REORGANIZATION

On August 9, 2012, the Board of the Trust (hereinafter “NF”) approved a Plan of Reorganization (the “Plan”) providing for the reorganization of the series of Northern Institutional Funds (“NIF”) listed in the table below (each an “Acquired Fund”) into a corresponding series of NF as set forth below under the heading Acquiring Fund (each an “Acquiring Fund”). It is anticipated that the reorganization will be completed on or about the dates as set forth in the table.

ACQUIRED FUND	ACQUIRING FUND	DATE OF COMPLETION OF REORGANIZATION ON OR ABOUT
NIF Bond Portfolio	NF Fixed Income Fund	October 26, 2012
NIF Intermediate Bond Portfolio	NF Fixed Income Fund	October 29, 2012
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund	October 26, 2012

Pursuant to the Plan, all of the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund as shown in the above table, in exchange for shares of the corresponding Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all liabilities of the Acquired Fund. Immediately after the reorganization, Class A shareholders of each Acquired Fund will hold shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares held in the respective Acquired Fund immediately prior to the reorganization. It is currently anticipated that the reorganization of each Acquired Fund should be effected on a tax-free basis for federal income tax purposes.

FIXED INCOME FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

13. SUBSEQUENT EVENTS

At a meeting held on November 9, 2012, the Board approved a plan to liquidate the Global Fixed Income Fund of the Trust.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the items noted above, in Note 4 –Bank Borrowings and Note 12 – Reorganization, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	137	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 129), if any, in the High Yield Fixed Income, Tax-Advantaged Ultra-Short Fixed Income and Ultra-Short Fixed Income Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 133), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.15%	$1,000.00	$1,037.00	$0.77
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,051.90	$2.31
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

GLOBAL FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.82%	$1,000.00	$1,043.30	$4.20
Hypothetical**	0.82%	$1,000.00	$1,020.96	$4.15

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.75%	$1,000.00	$1,055.90	$3.87
Hypothetical**	0.75%	$1,000.00	$1,021.31	$3.80

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.40%	$1,000.00	$1,020.30	$2.03
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.25%	$1,000.00	$1,006.50	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

FIXED INCOME FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.25%	$1,000.00	$1,010.70	$1.26
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.40%	$1,000.00	$1,031.20	$2.04
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	139	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“NTI”) and Northern Trust Global Investments Limited (“NTGIL” and, together with NTI, “Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees noted Northern’s generally more conservative approach to investment management with respect to credit risk. The Trustees reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees also noted Northern’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in

FIXED INCOME FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees noted, in particular, that Northern has an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. They also noted the potential impact of the relative risk parameters on the Funds. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Funds’ longer term performance, as well as how Northern’s investment strategies may cause the Funds to underperform against their peers during certain market environments. For Funds that had been in existence for the applicable periods, information on the Funds’ investment performance was provided for one, two, three, four, five and ten years. For the High Yield Fixed Income Fund, which was subject to in-depth performance reviews, the Trustees placed more emphasis on recent (one-year) performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews of the High Yield Fixed Income Fund requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to that Fund.

The Trustees believed, based on the information received, that the Bond Index Fund was satisfactorily tracking its benchmark and that the majority of the other Funds, including the High Yield Fixed Income Fund, were performing well in light of the factors mentioned above. The Trustees considered that Northern was appropriately monitoring the underperforming Funds and making appropriate changes to personnel and/or processes. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. The Trustees also considered the additional contractual expense reimbursements that went into effect earlier in 2012. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they generally focused more on the profitability of Northern and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Fund’s total expense ratios after reimbursement of expenses, including advisory fees, was below its respective Lipper peer objective median, although most of the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. The Trustees also considered information comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. The Trustees noted the difference in services provided by Northern with regard to these clients, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and the private accounts. All of the foregoing comparisons

NORTHERN FUNDS SEMIANNUAL REPORT	141	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2012 (UNAUDITED)

assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates. The Trustees also noted the increased expense reimbursements made by Northern beginning earlier in 2012.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

FIXED INCOME FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	143	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

25	CALIFORNIA TAX-EXEMPT FUND

29	HIGH YIELD MUNICIPAL FUND

36	INTERMEDIATE TAX-EXEMPT FUND

49	SHORT-INTERMEDIATE TAX-EXEMPT FUND

69	TAX-EXEMPT FUND

78	ABBREVIATIONS AND OTHER INFORMATION

79	NOTES TO THE FINANCIAL STATEMENTS

86	FUND EXPENSES

88	APPROVAL OF ADVISORY AGREEMENT

92	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
ASSETS:
Investments, at cost	$107,820	(1)	$331,045	(2)
Investments, at value	$117,896	(3)	$356,839	(4)
Dividend income receivable	–		–
Interest income receivable	1,095		3,536
Receivable for securities sold	–		12,196
Receivable for fund shares sold	–		93
Receivable from investment adviser	9		24
Prepaid and other assets	6		7
Total Assets	119,006		372,695
LIABILITIES:
Payable for securities purchased	486		9,278
Payable for when-issued securities	–		7,750
Payable for fund shares redeemed	597		85
Distributions to shareholders	59		177
Payable to affiliates:
Investment advisory fees	11		32
Administration fees	3		9
Custody and accounting fees	2		3
Shareholder servicing fees	2		–
Transfer agent fees	2		6
Trustee fees	4		4
Accrued other liabilities	31		15
Total Liabilities	1,197		17,359
Net Assets	$117,809		$355,336
ANALYSIS OF NET ASSETS:
Capital stock	$106,300		$325,653
Accumulated undistributed net investment income (loss)	–		–
Accumulated undistributed net realized gain (loss)	1,433		3,889
Net unrealized appreciation	10,076		25,794
Net Assets	$117,809		$355,336
Shares Outstanding ($.0001 par value, unlimited authorization)	10,499		32,218
Net Asset Value, Redemption and Offering Price Per Share	$11.22		$11.03

(1)	Amounts include cost from the Tax-Exempt Portfolio of the Northern Institutional Funds of $5,620, $1,491, $278,460, $75,628 and $135,114, respectively.
(2)	Amounts include cost from the California Municipal Money Market Fund of the Northern Funds of $5,954 and $15,423, respectively.
(3)	Amounts include value from the Tax-Exempt Portfolio of the Northern Institutional Funds of $5,620, $1,491, $278,460, $75,628 and $135,114, respectively.
(4)	Amounts include value from the California Municipal Money Market Fund of the Northern Funds of $5,954 and $15,423, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2012 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$148,088	(2)	$330,981	(1)	$2,244,493	(1)	$1,022,350	(1)	$1,116,225	(1)
$163,298	(4)	$374,048	(3)	$2,360,567	(3)	$1,066,744	(3)	$1,196,661	(3)
–		–		2		–		1
1,391		5,743		21,069		11,364		11,700
8,634		–		24,899		–		33,161
189		–		5,986		1,893		1,171
14		11		170		62		83
7		5		16		25		10
173,533		379,807		2,412,709		1,080,088		1,242,787

–		–		36,965		13,317		18,225
6,575		–		2,891		2,402		15,018
129		531		1,586		1,395		794
84		274		826		316		627

15		41		208		87		109
4		9		58		26		30
2		3		10		5		7
12		–		68		–		32
3		6		39		17		20
4		4		12		5		9
38		25		67		41		38
6,866		893		42,730		17,611		34,909
$166,667		$378,914		$2,369,979		$1,062,477		$1,207,878

$147,398		$380,361		$2,205,724		$1,016,718		$1,098,503
–		–		77		–		(67)
4,059		(44,514)		48,104		1,365		29,006
15,210		43,067		116,074		44,394		80,436
$166,667		$378,914		$2,369,979		$1,062,477		$1,207,878
13,788		42,026		215,451		99,515		106,752
$12.09		$9.02		$11.00		$10.68		$11.32

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$2,138	$6,160
Dividend income	–	1	(1)
Total Investment Income	2,138	6,161
EXPENSES:
Investment advisory fees	317	938
Administration fees	86	256
Custody fees	11	23
Accounting fees	16	27
Transfer agent fees	58	171
Registration fees	8	7
Printing fees	7	13
Professional fees	16	16
Shareholder servicing fees	5	2
Trustee fees	5	5
Other	6	6
Total Expenses	535	1,464
Less expenses reimbursed by investment adviser	(277)	(698)
Net Expenses	258	766
Net Investment Income	1,880	5,395
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	559	3,470
Net change in unrealized appreciation on:
Investments	2,701	5,848
Net Gains	3,260	9,318
Net Increase in Net Assets Resulting from Operations	$5,140	$14,713

(1)	Amounts include dividend income from the California Municipal Money Market Fund of the Northern Funds of $1 and $1, respectively.
(2)	Amounts include dividend income from the Tax-Exempt Portfolio of the Northern Institutional Funds of $14, $2 and $5, respectively.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND

$2,748		$10,188	$30,653		$12,309		$20,767
1	(1)	–	14	(2)	2	(2)	5	(2)
2,749		10,188	30,667		12,311		20,772

428		1,269	6,155		2,640		3,216
117		293	1,710		792		877
14		26	124		59		67
18		29	124		63		69
78		195	1,140		528		585
6		12	21		19		17
6		9	33		21		18
16		16	31		21		21
53		18	321		13		95
5		5	18		9		9
6		6	18		13		11
747		1,878	9,695		4,178		4,985
(399)		(318)	(4,790)		(1,814)		(2,385)
348		1,560	4,905		2,364		2,600
2,401		8,628	25,762		9,947		18,172

2,087		2,045	29,046		1,254		20,976

4,748		13,899	35,817		1,163		20,475
6,835		15,944	64,863		2,417		41,451
$9,236		$24,572	$90,625		$12,364		$59,623

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income	$1,880	$3,677	$5,395	$10,178
Net realized gains	559	1,706	3,470	2,256
Net change in unrealized appreciation	2,701	7,113	5,848	18,705
Net Increase in Net Assets Resulting from Operations	5,140	12,496	14,713	31,139
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(2,067)	6,883	627	33,615
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,067)	6,883	627	33,615
DISTRIBUTIONS PAID:
From net investment income	(1,880)	(3,677)	(5,395)	(10,178)
From net realized gains	–	(404)	–	–
Total Distributions Paid	(1,880)	(4,081)	(5,395)	(10,178)
Total Increase (Decrease) in Net Assets	1,193	15,298	9,945	54,576
NET ASSETS:
Beginning of period	116,616	101,318	345,391	290,815
End of period	$117,809	$116,616	$355,336	$345,391
Accumulated Undistributed Net Investment Income (Loss)	$–	$–	$–	$–

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2012

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012

$2,401	$4,340	$8,628	$30,443	$25,762	$46,639	$9,947	$19,071	$18,172	$34,285
2,087	4,817	2,045	12,640	29,046	36,089	1,254	407	20,976	22,100
4,748	10,391	13,899	64,373	35,817	98,479	1,163	23,231	20,475	68,544
9,236	19,548	24,572	107,456	90,625	181,207	12,364	42,709	59,623	124,929

10,580	20,761	(35,886)	(504,575)	10,483	472,459	(52,928)	(324,220)	12,062	130,901
10,580	20,761	(35,886)	(504,575)	10,483	472,459	(52,928)	(324,220)	12,062	130,901

(2,401)	(4,340)	(8,628)	(30,443)	(25,762)	(46,639)	(9,947)	(19,071)	(18,172)	(34,285)
–	(1,106)	–	–	–	(4,008)	–	–	–	–
(2,401)	(5,446)	(8,628)	(30,443)	(25,762)	(50,647)	(9,947)	(19,071)	(18,172)	(34,285)
17,415	34,863	(19,942)	(427,562)	75,346	603,019	(50,511)	(300,582)	53,513	221,545

149,252	114,389	398,856	826,418	2,294,633	1,691,614	1,112,988	1,413,570	1,154,365	932,820
$166,667	$149,252	$378,914	$398,856	$2,369,979	$2,294,633	$1,062,477	$1,112,988	$1,207,878	$1,154,365
$–	$–	$–	$–	$77	$77	$–	$–	$(67)	$(67)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.91		$10.08		$10.34		$9.92	$10.01	$10.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.36		0.36		0.38	0.40	0.40
Net realized and unrealized gains (losses)	0.31		0.87		(0.23)		0.42	(0.09)	(0.22)
Total from Investment Operations	0.49		1.23		0.13		0.80	0.31	0.18
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.36)		(0.36)		(0.38)	(0.40)	(0.40)
From net realized gains	–		(0.04)		(0.03)		–	–	(0.05)
Total Distributions Paid	(0.18)		(0.40)		(0.39)		(0.38)	(0.40)	(0.45)
Net Asset Value, End of Period	$11.22		$10.91		$10.08		$10.34	$9.92	$10.01
Total Return(1)	4.53%		12.30%		1.23%		8.11%	3.17%	1.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$117,809		$116,616		$101,318		$102,059	$84,461	$70,089
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.67	%(3)	0.74	%(3)	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.93%		0.94%		0.94%		0.93%	0.95%	0.99%
Net investment income, net of reimbursements and credits	3.26	%(3)	3.34	%(3)	3.49	%(3)	3.66%	4.03%	3.93%
Net investment income, before reimbursements and credits	2.78%		3.07%		3.29%		3.48%	3.83%	3.69%
Portfolio Turnover Rate	23.86%		50.48%		48.37%		31.71%	47.59%	62.06%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $2,000 and $7,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.74		$10.04		$10.15		$9.79	$9.94	$10.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.34		0.32		0.32	0.33	0.36
Net realized and unrealized gains (losses)	0.29		0.70		(0.07)		0.36	(0.15)	(0.25)
Total from Investment Operations	0.46		1.04		0.25		0.68	0.18	0.11
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.34)		(0.32)		(0.32)	(0.33)	(0.36)
From net realized gains	–		–		(0.04)		–	–	–	(1)
Total Distributions Paid	(0.17)		(0.34)		(0.36)		(0.32)	(0.33)	(0.36)
Net Asset Value, End of Period	$11.03		$10.74		$10.04		$10.15	$9.79	$9.94
Total Return(2)	4.33%		10.56%		2.36%		7.01%	1.88%	1.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$355,336		$345,391		$290,815		$265,784	$187,964	$141,270
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.67	%(4)	0.74	%(4)(5)	0.75%	0.75%	0.75	%(6)
Expenses, before reimbursements and credits	0.86%		0.85%		0.86%		0.86%	0.88%	0.90%
Net investment income, net of reimbursements and credits	3.16	%(4)	3.20	%(4)	3.11	%(4)	3.17%	3.39%	3.62%
Net investment income, before reimbursements and credits	2.75%		3.02%		2.99%		3.06%	3.26%	3.47%
Portfolio Turnover Rate	35.14%		53.21%		54.12%		33.12%	30.72%	64.84%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $3,000 and $16,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $7,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2008. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$11.57		$10.35		$10.80		$10.19	$10.51	$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.37		0.43		0.43	0.43	0.43
Net realized and unrealized gains (losses)	0.52		1.31		(0.27)		0.61	(0.32)	(0.35)
Total from Investment Operations	0.70		1.68		0.16		1.04	0.11	0.08
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.37)		(0.43)		(0.43)	(0.43)	(0.43)
From net realized gains	–		(0.09)		(0.18)		– (1)	–	(0.06)
Total Distributions Paid	(0.18)		(0.46)		(0.61)		(0.43)	(0.43)	(0.49)
Net Asset Value, End of Period	$12.09		$11.57		$10.35		$10.80	$10.19	$10.51
Total Return(2)	6.11%		16.38%		1.44%		10.38%	1.07%	0.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$166,667		$149,252		$114,389		$156,222	$135,296	$131,867
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.66	%(4)	0.74	%(4)(5)	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.96%		0.99%		0.97%		0.93%	0.90%	0.90%
Net investment income, net of reimbursements and credits	3.08	%(4)	3.25	%(4)	3.94	%(4)	4.06%	4.16%	4.01%
Net investment income, before reimbursements and credits	2.57%		2.92%		3.71%		3.88%	4.01%	3.86%
Portfolio Turnover Rate	70.99%		201.67%		144.16%		91.62%	53.88%	48.69%

(1)	Per share amounts from distributions from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000 and $8,000, which represents 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$8.66		$7.77		$8.10		$7.23	$8.89	$9.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20		0.37		0.35		0.34	0.42	0.42
Net realized and unrealized gains (losses)	0.36		0.89		(0.33)		0.87	(1.66)	(1.00)
Total from Investment Operations	0.56		1.26		0.02		1.21	(1.24)	(0.58)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)		(0.37)		(0.35)		(0.34)	(0.42)	(0.42)
Total Distributions Paid	(0.20)		(0.37)		(0.35)		(0.34)	(0.42)	(0.42)
Net Asset Value, End of Period	$9.02		$8.66		$7.77		$8.10	$7.23	$8.89
Total Return(1)	6.47%		16.57%		0.10%		16.90%	(14.29)%	(5.95)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$378,914		$398,856		$826,418		$799,779	$330,393	$378,832
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.80	%(3)	0.84	%(3)	0.84	%(3)	0.85%	0.85%	0.85%
Expenses, before reimbursements and credits	0.96%		0.94%		0.94%		0.95%	0.96%	0.97%
Net investment income, net of reimbursements and credits	4.41	%(3)	4.50	%(3)	4.25	%(3)	4.24%	5.12%	4.53%
Net investment income, before reimbursements and credits	4.25%		4.40%		4.15%		4.14%	5.01%	4.41%
Portfolio Turnover Rate	3.59%		9.19%		25.00%		12.45%	33.97%	25.81%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $18,000 and $102,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.69		$9.95		$10.30		$10.01	$10.05	$10.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.25		0.28		0.31	0.35	0.36
Net realized and unrealized gains (losses)	0.31		0.76		(0.18)		0.37	(0.04)	(0.09)
Total from Investment Operations	0.43		1.01		0.10		0.68	0.31	0.27
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)		(0.25)		(0.28)		(0.31)	(0.35)	(0.36)
From net realized gains	–		(0.02)		(0.17)		(0.08)	–	(0.02)
Total Distributions Paid	(0.12)		(0.27)		(0.45)		(0.39)	(0.35)	(0.38)
Net Asset Value, End of Period	$11.00		$10.69		$9.95		$10.30	$10.01	$10.05
Total Return(1)	4.06%		10.26%		0.98%		6.94%	3.02%	2.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,369,979		$2,294,633		$1,691,614		$1,646,105	$1,200,669	$752,080
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.43	%(3)	0.64	%(3)	0.72	%(3)	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.85%		0.85%		0.86%		0.86%	0.84%	0.85%
Net investment income, net of reimbursements and credits	2.25	%(3)	2.40	%(3)	2.70	%(3)	2.98%	3.49%	3.58%
Net investment income, before reimbursements and credits	1.83%		2.19%		2.56%		2.87%	3.40%	3.48%
Portfolio Turnover Rate	53.70%		135.53%		105.88%		111.53%	135.72%	266.10%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $112,000, $242,000 and $522,000, which represents 0.01, 0.01 and 0.03 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$10.65		$10.48		$10.49		$10.33	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.16		0.14		0.18	0.27	0.19
Net realized and unrealized gains (losses)	0.03		0.17		(0.01)		0.16	0.16	0.17
Total from Investment Operations	0.13		0.33		0.13		0.34	0.43	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.16)		(0.14)		(0.18)	(0.27)	(0.19)
From net realized gains	–		–		–	(2)	– (2)	–	–
Total Distributions Paid	(0.10)		(0.16)		(0.14)		(0.18)	(0.27)	(0.19)
Net Asset Value, End of Period	$10.68		$10.65		$10.48		$10.49	$10.33	$10.17
Total Return(3)	1.23%		3.18%		1.21%		3.29%	4.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,062,477		$1,112,988		$1,413,570		$1,319,330	$736,270	$173,186
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.45	%(5)	0.64	%(5)	0.66	%(5)	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.79%		0.79%		0.79%		0.79%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.88	%(5)	1.50	%(5)	1.28	%(5)	1.63%	2.63%	3.07%
Net investment income, before reimbursements and credits	1.54%		1.35%		1.15%		1.54%	2.53%	2.88%
Portfolio Turnover Rate	8.63%		16.47%		17.72%		10.07%	25.93%	10.58%

(1)	Commenced investment operations on August 22, 2007.
(2)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $117,000 and $547,000, which represents less than 0.005, less than 0.01 and 0.04 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$10.92		$9.95		$10.55		$10.03	$10.16	$10.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.36		0.39		0.40	0.40	0.40
Net realized and unrealized gains (losses)	0.40		0.97		(0.41)		0.53	(0.13)	(0.26)
Total from Investment Operations	0.57		1.33		(0.02)		0.93	0.27	0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.36)		(0.39)		(0.40)	(0.40)	(0.40)
From net realized gains	–		–		(0.19)		(0.01)	–	(0.03)
Total Distributions Paid	(0.17)		(0.36)		(0.58)		(0.41)	(0.40)	(0.43)
Net Asset Value, End of Period	$11.32		$10.92		$9.95		$10.55	$10.03	$10.16
Total Return(1)	5.19%		13.55%		(0.26)%		9.38%	2.73%	1.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,207,878		$1,154,365		$932,820		$1,069,787	$891,908	$708,359
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.44	%(3)	0.66	%(3)	0.74	%(3)	0.75%	0.75%	0.75%
Expenses, before reimbursements and credits	0.85%		0.85%		0.86%		0.85%	0.85%	0.85%
Net investment income, net of reimbursements and credits	3.10	%(3)	3.40	%(3)	3.70	%(3)	3.83%	4.00%	3.87%
Net investment income, before reimbursements and credits	2.69%		3.21%		3.58%		3.73%	3.90%	3.77%
Portfolio Turnover Rate	77.48%		174.06%		116.83%		122.57%	166.83%	278.36%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $33,000, $67,000 and $115,000, which represents 0.01, less than 0.01 and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3%

Arizona – 93.7%

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	$500	$599

Arizona State School Facilities Board COP, 5.25%, 9/1/23	2,000	2,283

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/30	1,000	1,147

Arizona State Transportation Board Highway Revenue Refunding Bonds, Subordinate Series A, 5.00%, 7/1/18	3,000	3,660

Arizona State University COP, Research Infrastructure Projects (AMBAC Insured), 5.00%, 9/1/30	2,000	2,128

Arizona State University System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 7/1/27	1,450	1,589

Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), 5.00%, 7/1/23	1,000	1,084

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured), 5.00%, 7/1/22	1,345	1,589

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,160

Gilbert Public Facilities Municipal Property Corp. Revenue Refunding Bonds, 4.00%, 7/1/19	1,915	2,199

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), 5.00%, 7/1/25	2,000	2,271

Glendale Water & Sewer Revenue Bonds, Sub Lien (AMBAC Insured) Prerefunded, 5.00%, 7/1/13	2,000	2,072

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,155

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 7/1/22	1,000	1,099

Goodyear Public Improvement Corp. Municipal Facilities Revenue Refunding Bonds, Series B, 3.00%, 7/1/18	1,165	1,243

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3% – continued

Arizona – 93.7% – continued

Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	$1,000	$1,156

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	2,000	2,174
5.25%, 8/1/31	1,005	1,103

Marana Municipal Property Corp. Municipal Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,251

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 3.00%, 7/1/22	2,000	2,147

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project 2006, 4.50%, 7/1/21	1,190	1,369

Maricopa County Elementary School District No. 8 Osborn G.O. Limited Refunding Bonds (NATL-RE FGIC Insured), 4.70%, 7/1/14	1,000	1,058

Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 5.00%, 7/1/15	680	755

Maricopa County High District No. 210 Phoenix G.O. Unlimited Bonds, Series A, School Improvement, 2.25%, 7/1/22	520	526
4.00%, 7/1/23	910	1,048
4.00%, 7/1/26	500	560

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	276
5.25%, 7/1/20	1,000	1,257

Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series B, 3.00%, 7/1/24	3,165	3,135

Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, 5.00%, 7/1/21	2,300	2,838

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3% – continued

Arizona – 93.7% – continued

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/17	$1,000	$1,144

Maricopa County Unified School District No. 41 Gilbert, G.O. Limited Refunding Bonds, 4.00%, 7/1/21	525	596
5.00%, 7/1/21	1,500	1,825

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project 2006, 5.00%, 7/1/27	1,000	1,146

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	175	208

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project 2010, 4.00%, 7/1/22	1,040	1,192

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project 2006 (AMBAC Insured), 5.00%, 7/1/27	500	550

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2002 (AGM Insured), 5.25%, 7/1/15	1,000	1,079

Mesa G.O. Unlimited Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	150	182

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,214

Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/18	3,015	3,649
5.00%, 7/1/19	1,510	1,854

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project 2006 (Assured Guaranty Insured), 5.50%, 7/1/21	1,000	1,242
5.00%, 7/1/23	1,000	1,188

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3% – continued

Arizona - 93.7% – continued

Northern University Research Projects COP (AMBAC Insured), 5.00%, 9/1/26	$400	$418

Northern University Revenue Bonds (AGM Insured), 3.25%, 6/1/27	320	327
3.38%, 6/1/28	385	397
3.50%, 6/1/29	415	432
3.63%, 6/1/30	640	669
3.75%, 6/1/31	540	568

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 3.50%, 7/1/20	500	548

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,134

Phoenix Civic Improvement Corp. Excise TRB, Series A, 5.00%, 7/1/24	1,135	1,372

Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/29	1,010	1,073

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	2,086
5.50%, 7/1/21	1,080	1,325

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lein, 5.00%, 7/1/20	1,280	1,564

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	530	610

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 3.00%, 7/1/20	1,400	1,547

Phoenix G.O. Unlimited Bonds, Prerefunded, 4.50%, 7/1/14	2,000	2,147

Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	1,000	1,180

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3% – continued

Arizona – 93.7% – continued

Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	$1,350	$1,622

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,219

Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	1,000	1,238

Pima County Unified School District No. 6 Marana G.O. Unlimited Bonds, Series B, School Improvement Project of 2010 (AGM Insured), 5.25%, 7/1/25	1,000	1,193

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,254

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,144

Rio Nuevo Multi-purpose Facilities District Excise TRB, Sub Lien, (Assured Guaranty Insured), 5.25%, 7/15/16	1,000	1,143

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/37	1,000	1,103

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,389

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/21	795	913

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	1,135	1,221

Tucson COP (Assured Guaranty Insured), 5.00%, 7/1/26	1,000	1,142
5.00%, 7/1/29	1,000	1,129

Tucson Refunding COP (AGM Insured), 4.00%, 7/1/21	1,885	2,094

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,179

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.3% – continued

Arizona – 93.7% – continued

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), 5.00%, 7/1/25	$1,590	$1,777

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,113
5.00%, 7/1/28	1,945	2,126
		110,396

Puerto Rico – 1.6%
Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriated (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,350	1,880
Total Municipal Bonds
(Cost $102,200)		112,276

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.8%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (1)(2)	5,619,693	$5,620
Total Investment Companies
(Cost $5,620)		5,620

Total Investments – 100.1%
(Cost $107,820)		117,896

Liabilities less Other Assets – (0.1)%		(87)
NET ASSETS – 100.0%		$117,809

(1)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $4,660,000 with net purchases of approximately $960,000 during the six months ended September 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.5%
General	22.2
General Obligation	7.3
School District	24.0
Transportation	5.9
Utilities	7.0
Water	15.0
All other sectors less than 5%	12.1

Total	100.0%

At September 30, 2012, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	5.5%
AA	68.2
A	20.0
BBB	1.6
Cash and Equivalents	4.7

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Arizona Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$112,276	(1)	$–	$112,276
Investment Companies	5,620	–		–	5,620
Total Investments	$5,620	$112,276		$–	$117,896

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7%

California – 98.1%

Bay Area Government Association Infrastructure Finance Authority Revenue Bonds, State Payment Acceleration Notes (NATL-RE FGIC Insured), 5.00%, 8/1/17	$2,630	$2,825
5.00%, 8/1/17	2,175	2,183

Bay Area Toll Authority San Francisco Toll Bridge Revenue Bonds, 5.00%, 4/1/26 (1)	5,000	6,118

Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.38%, 8/1/25	1,000	1,033

Cabrillo Community College District G.O. Unlimited Bonds, Series A, Partially Prerefunded (NATL-RE Insured), 5.00%, 8/1/27	1,500	1,610

Calfiornia State Department of Water System Resources Revenue Bonds, Series AN, Center Valley Project, 5.00%, 12/1/31	1,105	1,358

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	6,217

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/19	5,000	6,217

California State G.O. Unlimited Bonds, 5.00%, 2/1/24	2,000	2,067

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), 5.38%, 6/1/26	2,255	2,272

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL-RE FGIC Insured), 4.75%, 2/1/19	85	85

California State G.O. Unlimited Refunding Bonds, 4.50%, 10/1/29	2,000	2,167

California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services, 4.00%, 10/1/21	1,000	1,142

California State Health Facilities Financing Authority Revenue Bonds, Series A, Scripps Health, 5.00%, 11/15/27	400	470

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued
5.00%, 11/15/28	$375	$440
5.00%, 11/15/29	400	464

California State Health Facilities Financing Authority Revenue Bonds, Series B, Lucile Packard Childrens Hospital, 5.00%, 8/15/27	360	427

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	9,610	12,169

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,002

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,162

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Department of Corrections State Prisons (AMBAC Insured), 5.25%, 12/1/13	1,195	1,219

California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University, 5.25%, 10/1/14	3,545	3,558

California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation, 5.00%, 6/1/19	2,000	2,190

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), 5.00%, 1/1/19	1,300	1,452

California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 11/1/28	1,175	1,294

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,606
5.00%, 10/1/18	500	606
5.50%, 4/1/19	1,000	1,243

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued
5.00%, 9/1/19	$4,720	$5,761
5.00%, 10/1/19	2,990	3,654
5.00%, 9/1/20	1,690	2,073
5.00%, 10/1/20	6,000	7,368
4.75%, 6/1/22	2,500	2,702
5.25%, 3/1/30	1,500	1,739
5.00%, 8/1/33	1,100	1,173
5.00%, 8/1/35	3,225	3,424

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/30	6,110	6,946

Carlsbad Unified School District G.O. Unlimited CABS, 6.10%, 5/1/19 (2)	1,250	1,042

Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric, 1.65%, 7/1/18	6,500	6,595

Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity, 7.50%, 5/1/14	1,000	1,114

Eastern Municipal District Water & Sewer COP, Series H, 5.00%, 7/1/33	2,000	2,213

El Camino Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 4.54%, 8/1/23 (2)	9,940	6,786
7.42%, 8/1/31 (2)	5,000	2,128

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 4.00%, 8/1/18	1,215	1,389
6.25%, 8/1/29	3,500	3,832

El Dorado Irrigation District Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 3/1/23	750	889

Escondido Revenue COP (AMBAC Insured), 4.00%, 9/1/17	500	552

Foothill/Eastern Transportation Corridor Agency Toll Road Capital Appreciation Revenue Bonds, Series A, Senior Lien, Escrowed to Maturity, 4.92%, 1/1/20 (2)	2,150	1,914

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

Fremont Unified School District Alameda County G.O. Unlimited Refunding Bonds, 4.25%, 8/1/25	$2,000	$2,344

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,765

Gilroy Unified School District G.O. Unlimited BANS, Escrowed to Maturity, 5.00%, 4/1/13	285	292

Gilroy Unified School District G.O. Unlimited BANS, Unrefunded Balance, 5.00%, 4/1/13	1,715	1,755

Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	3,000	3,004

Golden State Tobacco Securitization Corp. Tobacco Settlement Enhanced Asset Backed Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.00%, 6/1/13	2,500	2,581

Liberty Union High School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	2,000	2,359
5.00%, 8/1/29	925	1,081

Lodi Public Financing Authority Wastewater Revenue Refunding Bonds, Series A, 4.00%, 10/1/20	400	451
4.00%, 10/1/21	730	815
5.00%, 10/1/22	840	1,007

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,316

Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), 5.00%, 8/1/19	2,000	2,284

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	5,000	5,942

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), 5.00%, 7/1/29	1,000	1,068

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	$5,000	$5,451

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,815

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, Election of 1997 (FGIC Insured), Prerefunded, 5.00%, 7/1/13	545	565

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/21	2,000	2,004
2.00%, 7/1/22	3,000	2,952

Los Angeles Unified School District Refunding COP, Series A, Headquarters Building Projects, 5.00%, 10/1/20	1,500	1,780
5.00%, 10/1/21	3,820	4,521

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 6.00%, 6/1/21	1,185	1,601

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,431

Marin County COP, 3.00%, 8/1/21	1,595	1,730
4.00%, 8/1/23	1,140	1,285

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 5.00%, 7/1/19	5,000	6,289

Metropolitan Water District of Southern California State Authorization Revenue Bonds, Series B-2 (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,096

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,260

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,417
4.00%, 7/1/20	885	1,017

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

Mojave Water Agency COP, Series A, 5.00%, 6/1/20	$355	$428
5.00%, 6/1/23	665	779

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,817

Orange County Water District COP, Series B (NATL-RE Insured), Prerefunded, 5.38%, 8/15/13	1,000	1,045

Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 11/1/18	2,500	2,887
5.00%, 11/1/19	2,275	2,621

Port of Oakland Revenue Refunding Bonds, Series P (AMT), Senior Lien, 5.00%, 5/1/21 (1)	1,500	1,774

Poway Unified School District Improvement G.O. Unlimited Bonds, Election of 2008, District No. 2007-1-A, 6.83%, 8/1/20 (2)	3,280	2,582

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	169
5.00%, 7/1/29	1,000	1,125

Rescue Union School District COP (Assured Guaranty Insured), Escrowed to Maturity, 4.38%, 10/1/13	2,775	2,891

Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured), 5.25%, 8/1/27	455	494

Sacramento County Airport System Revenue Bonds, Senior Series B, 5.00%, 7/1/18	200	237

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,719

Sacramento County COP, Animal Care/Youth Detention (AMBAC Insured), 5.00%, 10/1/26	1,090	1,165

Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,216
5.00%, 8/15/25	2,000	2,307

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	$1,950	$2,416

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,282
4.25%, 3/1/20	1,130	1,275

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,735

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	6,165

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex Project, 4.00%, 2/1/19	3,615	4,140

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,978

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (FSA Insured), 4.00%, 5/1/18	1,875	2,160

San Francisco City & County G.O. Unlimited Bonds, Series E, 4.00%, 6/15/31	1,425	1,549

San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1, 5.00%, 6/15/20	3,000	3,780

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, 5.00%, 11/1/20	2,000	2,517
5.00%, 11/1/28	1,500	1,815

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 11/1/12	4,000	4,018
5.00%, 11/1/12	1,415	1,421
5.00%, 11/1/12	1,335	1,341

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	$500	$547
4.00%, 6/15/29	2,000	2,177

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,206

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,486

San Joaquin Hills Transportation Corridor Agency Capital Appreciation Revenue Bonds, Senior Lien, Escrowed to Maturity, 5.99%, 1/1/23 (2)	5,000	4,003

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,245

San Mateo County Transit District Refunding TRB, Series A (NATL-RE Insured), 4.75%, 6/1/28	3,785	4,115

San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15 (2)	1,000	981

San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds, 4.00%, 8/1/20	1,000	1,187

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,289

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2004 (AGM Insured), Prerefunded, 4.38%, 7/1/13	3,385	3,525

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 3.00%, 7/1/20	1,000	1,113
4.50%, 7/1/32	2,000	2,205

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	1,500	1,761

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued
5.00%, 7/1/30	$4,040	$4,711
5.00%, 7/1/34	1,000	1,132

Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,411

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,483

South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL-RE FGIC Insured), 5.25%, 8/15/14	1,295	1,389
5.25%, 8/15/18	2,500	2,672

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase, 5.25%, 7/1/23	3,075	3,878

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1, 5.00%, 7/1/24	1,240	1,481

Southern California Public Power Authority Revenue Bonds, Series A, 5.00%, 7/1/29	1,765	2,076

Southern California Public Power Authority Revenue Bonds, Series A, Linden Wind Energy, 5.00%, 7/1/30	2,025	2,372

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1, 5.00%, 7/1/27	3,000	3,551
5.00%, 7/1/30	2,500	2,928

Southern California State Public Power Authority Capital Appreciation Subordinate Revenue Refunding Bonds, Southern Transmission Project, 7.86%, 7/1/14 (2)	1,000	983

Turlock Public Financing Authority Sewer Revenue Bonds, 5.00%, 9/15/24	2,460	2,981

University of California Revenue Bonds, Series C (NATL-RE Insured), Prerefunded, 4.75%, 5/15/13	5,000	5,193
4.75%, 5/15/13	2,850	2,960

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.7% – continued

California – 98.1% – continued

University of California Revenue Bonds, Series F (AGM Insured), 4.75%, 5/15/24	$200	$207

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,125	2,390

Ventura County Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2002, 6.76%, 8/1/17 (2)	1,615	1,455
7.34%, 8/1/18 (2)	1,635	1,413

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, 5.50%, 8/1/33	1,000	1,192

West Valley-Mission Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, 4.56%, 8/1/16 (2)	1,115	1,059

West Valley-Mission Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/24	3,180	3,949

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	1,645	1,865
		348,726

Puerto Rico – 0.6%

Puerto Rico Public Finance Corp. Revenue Bonds, Series E, Commonwealth Appropriation (AMBAC Insured), Escrowed to Maturity, 5.50%, 8/1/27	1,550	2,159
Total Municipal Bonds
(Cost $325,091)		350,885

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)(4)	5,954,059	$5,954
Total Investment Companies
(Cost $5,954)		5,954

Total Investments – 100.4%
(Cost $331,045)		356,839

Liabilities less Other Assets – (0.4)%		(1,503)
NET ASSETS – 100.0%		$355,336

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund.
(4)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $3,307,000 with net purchases of approximately $2,647,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	8.4%
General Obligation	20.9
Higher Education	6.2
Power	8.8
School District	17.8
Water	10.7
All other sectors less than 5%	27.2

Total	100.0%

At September 30, 2012, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	2.6%
AA	63.6
A	30.2
BBB	1.0
SP1+/MIG1	1.0
Cash and Equivalents	1.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$350,885	(1)	$–	$350,885
Investment Companies	5,954	–		–	5,954
Total Investments	$5,954	$350,885		$–	$356,839

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7%

California – 87.8%

Alameda County Water District Financing Authority Water System Revenue Refunding Bonds, 3.25%, 6/1/33	$1,050	$1,067

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election 2008 (Assured Guaranty Insured), 5.50%, 8/1/33	1,000	1,159

Bay Area Toll Authority San Francisco Bridge Revenue Bonds, 5.00%, 4/1/26 (1)	1,000	1,224

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	3,595	4,081

Brentwood Union School District G.O. Unlimited Refunding Bonds, 3.50%, 8/1/26	1,205	1,253
3.63%, 8/1/27	1,485	1,550

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	1,500	1,610

California State Department of Water System Resources Revenue Bonds, Series AN, Center Valley Project, 5.00%, 12/1/32	2,290	2,797

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	6,132
4.50%, 10/1/29	2,000	2,167

California State G.O. Unlimited Bonds, Unrefunded Balance, 5.13%, 6/1/24	25	25

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project, 5.00%, 6/1/21	5,000	6,331

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,697

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7% – continued

California – 87.8% – continued

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	$960	$964

California State University Revenue Bonds, Series A, Sacramento Auxiliary (NATL-RE Insured), Prerefunded, 5.50%, 10/1/12	500	500
5.50%, 10/1/12	500	500

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	5,000	6,140
5.25%, 3/1/30	3,500	4,058
5.00%, 8/1/35	1,000	1,062

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/30 (1)	2,285	2,598

Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election 2004 (AMBAC Insured), 5.00%, 8/1/30	850	952

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election 2006 (AGM Insured), 5.50%, 8/1/39	500	570

Cupertino Union School District G.O. Unlimited Bonds, Series A, 3.13%, 8/1/30 (1)	780	778
5.00%, 8/1/33 (1)	760	906
5.00%, 8/1/35 (1)	975	1,145

El Camino Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 7.72%, 8/1/31 (2)	7,465	3,177
8.67%, 8/1/33 (2)	5,000	1,895

El Dorado Irrigation District COP, Series A (Assured Guaranty Insured), 6.25%, 8/1/29	1,500	1,642

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election 2008, 5.38%, 8/1/44	3,500	4,117

Golden State Tobacco Securitization Corp. Enhanced Asset Backed Tobacco Settlement Revenue Bonds, Series A (AMBAC Insured), 5.00%, 6/1/21	2,000	2,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7% – continued

California – 87.8% – continued

Huntington Beach Union High School District G.O. Unlimited Bonds, Election 2004 (AGM Insured), 5.00%, 8/1/27	$750	$800

Liberty Union High School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	925	1,091
5.00%, 8/1/29	2,060	2,407

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B, 5.00%, 7/1/20	5,000	6,180

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	30	36

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 2.00%, 7/1/22	1,650	1,623

Marin County COP, 4.25%, 8/1/34	1,575	1,668

Midpeninsula Regional Open Space District Finance Authority Revenue Bonds, 5.25%, 9/1/34	600	678
5.50%, 9/1/41	2,500	2,847

Mill Valley School District G.O. Unlimited Bonds, Series B, 4.00%, 8/1/39	1,000	1,046

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	1,500	1,732
6.00%, 10/1/39	2,000	2,300

Newport Mesa Unified School District G.O. Unlimited CABS, Election 2005, 8.13%, 8/1/33 (2)	10,000	3,965

Palomar Pomerado Health Convertible G.O. Unlimited CABS, Series A, Election of 2004 (Assured Guaranty Insured), 3.52%, 8/1/38 (2)	5,000	4,294

Placentia-Yorba Linda Unified School District G.O. Unlimited Bonds, Series B, Election 2002 (NATL-RE FGIC Insured), 5.50%, 8/1/27	1,500	1,616

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election 2009, 5.50%, 8/1/30	1,605	1,884

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7% – continued

California – 87.8% – continued

Ross Elementary School District G.O. Unlimited Bonds, Election 2006 (NATL-RE Insured), 5.25%, 8/1/27	$850	$923

Ross Valley School District G.O. Unlimited Bonds, Series B, Election of 2010, 5.00%, 8/1/37	700	809

San Diego County Water Authority COP, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,198

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,749

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, Water System Improvement Program, 5.00%, 11/1/28	3,000	3,631

San Francisco City & County G.O. Unlimited Obligation Bonds, Series E, 4.00%, 6/15/31	1,000	1,087

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series C, 4.00%, 11/1/31	2,000	2,173

San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 6/15/28	500	547
4.00%, 6/15/29	695	756

San Francisco State Building Authority Lease Revenue Bonds, Series A, Department of General Services Lease, 5.00%, 10/1/13	1,825	1,850

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,449

San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured), 4.75%, 6/1/28	1,000	1,087

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,470

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 9/1/16	35	38

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7% – continued

California – 87.8% – continued

Sequoia Union High School District G.O. Unlimited Bonds , Series C-1, Election 2008, 6.00%, 7/1/43	$2,025	$2,514

Southern California Public Power Authority Revenue Bonds, Series 1, Windy Point/Windy Flats Project, 5.00%, 7/1/24	1,000	1,207
5.00%, 7/1/27	2,000	2,368

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	2,520	3,106

Sunnyvale School District G.O. Unlimited Bonds, Series D, Election 2004, 4.00%, 9/1/42	2,790	2,876

Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	502

Turlock Public Financing Authority Sewer Revenue Bonds, 4.00%, 9/15/33	4,175	4,361

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election 2008, 5.25%, 8/1/27	2,500	2,812

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	4,065	4,845

Vista Unified School District G.O. Unlimited Bonds, Series A, Unrefunded Balance (AGM Insured), 5.38%, 8/1/16	100	100
5.38%, 8/1/17	190	191

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Municipal Water Distribution Improvement Project (Assured Guaranty Insured), 5.13%, 9/1/29	2,000	2,268
		146,434

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 88.7% – continued

Puerto Rico – 0.9%

Puerto Rico Public Finance Corp. Revenue Bonds, Class E, (CIFG-TCRS AGM-CR Insured), Escrowed to Maturity, 6.00%, 8/1/26	$1,000	$1,441
Total Municipal Bonds
(Cost $132,665)		147,875

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.3%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)(4)	15,422,684	$15,423
Total Investment Companies
(Cost $15,423)		15,423

Total Investments – 98.0%
(Cost $148,088)		163,298

Other Assets less Liabilities – 2.0%		3,369
NET ASSETS – 100.0%		$166,667

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2012, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $14,186,000 with the net purchases of approximately $1,237,000 during the six months ended September 30, 2012.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	22.6%
School District	21.8
Water	13.3
Financials	9.4
General	8.9
Power	5.0
All other sectors less than 5%	19.0

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	0.6%
AA	65.7
A	23.6
BBB	0.6
Cash and Equivalents	9.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$147,875	(1)	$–	$147,875
Investment Companies	15,423	–		–	15,423
Total Investments	$15,423	$147,875		$–	$163,298

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3%

Alabama – 2.2%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,737

Camden Industrial Development Board Exempt Facilities Revenue Refunding Bonds, Series A, Weyerhaeuser Co., Prerefunded, 6.13%, 12/1/13	1,000	1,068

Selma Industrial Development Board Gulf Opportunity Zone Revenue Bonds, International Paper, 5.80%, 5/1/34	1,350	1,510
		8,315

Arizona – 4.6%

Flagstaff IDA Revenue Refunding Bonds, Northern Arizona Senior Living Community, 5.70%, 7/1/42	3,000	2,953

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,537

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/40	5,000	5,483

Pima County IDA Revenue Bonds, Series A, Tucson Electric Power Co., 5.25%, 10/1/40	1,000	1,086

Pima County IDA Revenue Bonds, Tucson Electric Power Co., 5.75%, 9/1/29	3,000	3,198
		17,257

California – 9.7%

California State Educational Facilities Authority Revenue Bonds, Dominican University, 5.00%, 12/1/25	890	933
5.00%, 12/1/36	2,000	2,039

California State Municipal Finance Authority COP Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,225

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	3,300	3,827
6.25%, 6/1/40	1,000	1,152

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

California – 9.7% – continued

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	$2,000	$2,424

California Statewide Communities
Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,070

Golden State Tobacco Securitization Corp. Asset Backed Revenue Bonds, Senior Series A-1, 5.75%, 6/1/47	4,000	3,396

Golden State Tobacco Securitization Corp. Asset Backed Revenue Bonds, Series A-5, Prerefunded, 7.88%, 6/1/13	500	525

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,880

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, 5.00%, 11/1/39	5,000	5,674

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1, 5.00%, 6/1/37	5,500	4,475
		36,620

Colorado – 3.8%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	5,000	5,654

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	4,000	3,971

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	4,000	4,629
		14,254

Connecticut – 0.7%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,387
5.38%, 7/1/31	1,250	1,391
		2,778

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Delaware – 1.2%

Delaware State EDA Revenue Refunding Bonds, Gas Facilities Delmarva Power, 5.40%, 2/1/31	$4,000	$4,470

District of Columbia – 1.6%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,906

Florida – 4.5%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	5,430	5,791

Capital Trust Agency Revenue Refunding Bonds, Series A, Air Cargo Aero Miami FX, 5.35%, 7/1/29	4,880	5,080

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.75%, 10/1/27	3,290	3,887

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institution, 6.00%, 9/1/17	1,835	2,117

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (1)	155	34
		16,909

Georgia – 1.6%

Atlanta Water & Wastewater Revenue Bonds, Series A, 6.25%, 11/1/39	5,000	6,101

Illinois – 7.0%

Central Illinois State Development Finance Authority PCR Refunding Bonds Central Illinois Power Co. Gtd by Ameren Illinois Co., Series C-1, 5.95%, 8/15/26	3,000	3,006

Illinois State Finance Authority Revenue Bonds, Series A, Elmhurst Memorial, 5.63%, 1/1/37	4,000	4,293

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,527

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Illinois – 7.0% – continued

Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza, 5.88%, 2/15/38	$4,000	$4,098

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers,
6.88%, 8/15/38	3,000	3,597
7.00%, 8/15/44	2,000	2,399

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,169
6.00%, 6/1/28	3,000	3,512
		26,601

Indiana – 5.6%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series A, Ohio Valley Electric Corp. Project, 5.00%, 6/1/39	2,000	2,114

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,370
6.38%, 9/15/41	2,000	2,187

Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,283

Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,367

North Manchester Revenue Bonds, Series A, Peabody Retirement Community Project, 7.25%, 7/1/33 (1)	750	240

Rockport PCR Refunding Bonds, Series B, Indiana Michigan Power Co. Project, 6.25%, Mandatory Put 6/2/14	3,265	3,530

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (2)	2,000	2,043
8.00%, 9/1/41	2,500	3,082
		21,216

Louisiana – 6.9%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,713

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Louisiana – 6.9% – continued

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	$2,000	$2,336

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	4,000	4,521

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,330

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,440

New Orleans Aviation Board Passenger Facility Charge Gulf Opportunity Zone Revenue Bonds, Series A, 5.25%, 1/1/41	5,000	5,485

St. John The Baptist Parish Revenue Bonds, Series A, Marathon Oil Corp., 5.13%, 6/1/37	4,000	4,240
		26,065

Maine – 1.6%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,465
6.75%, 7/1/41	3,000	3,500
		5,965

Maryland – 3.4%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,697

Maryland State Economic Development Corp. Student Housing Revenue Bonds, University of Maryland College Park Project, Prerefunded, 5.63%, 6/1/13	1,000	1,036

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Doctors Community Hospital, 5.75%, 7/1/38	3,000	3,277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Maryland – 3.4% – continued

Maryland State Health & Higher Educational Facilities Authority
Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	$1,500	$1,775
6.13%, 1/1/36	2,000	2,299
		13,084

Massachusetts – 1.7%

Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,619

Michigan – 1.1%

Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, 8.25%, 9/1/39	2,000	2,575

Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series W, William Beaumont Hospital, 6.00%, 8/1/39	1,500	1,704
		4,279

Minnesota – 1.2%

Duluth EDA Health Care Facilities Revenue Bonds, St. Luke’s Hospital, 7.25%, 6/15/32	750	758

Rochester Healthcare & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,500	3,926
		4,684

Mississippi – 0.7%

Warren Country Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,830

Missouri – 2.1%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,907
6.75%, 9/1/34	1,750	1,987

St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,126
		8,020

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Montana – 1.2%

Forsyth PCR Refunding Bonds, Series A, Portland General Electric Co., 5.00%, 5/1/33	$4,000	$4,565

New Jersey – 4.1%

New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group - Montclair LLC, 5.88%, 6/1/42	4,000	4,479

New Jersey State EDA Revenue Bonds, Cigarette Tax, Prerefunded,, 5.75%, 6/15/14	5,500	6,010

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	4,000	4,638

Tobacco Settlement Financing Corp. Revenue Bonds, Prerefunded, 6.75%, 6/1/13	500	522
		15,649

New Mexico – 1.6%

New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	5,000	6,131

New York – 2.8%

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Orange Regional Medical Center, 6.25%, 12/1/37	2,000	2,184

New York State Dormitory Authority Non State Supported Revenue Bonds, Orange Regional Medical Center, 6.13%, 12/1/29	3,235	3,570

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Revenue Bonds, Series A, 5.25%, 6/15/27	4,000	4,904

New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (1)	2,200	–
		10,658

North Carolina – 2.2%

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,810

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

North Carolina – 2.2% – continued

North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	$2,000	$2,184

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Bonds, Series A, Escrowed to Maturity, 5.50%, 1/1/13	320	324
		8,318

Ohio – 6.8%

American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Prairie State Energy Campus Project, 5.25%, 2/15/25	4,000	4,582

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	5,000	5,535

Ohio State Air Quality Development Authority Revenue Bonds, Series E, Ohio Valley Electric Corp., 5.63%, 10/1/19	4,000	4,702

Ohio State Air Quality Development Authority Revenue Refunding Bonds, Series B, Columbus Southern Power Co., 5.80%, 12/1/38	4,000	4,564

Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	5,075	6,385
		25,768

Pennsylvania – 4.6%

Allegheny County Hospital Development Authority Revenue Bonds, Series A, West Pennsylvania Health System, 5.00%, 11/15/28	4,000	3,051

Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	2,000	2,065

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, 7.13%, 7/1/29	3,000	3,721

Lancaster County Hospital Authority Revenue Bonds, Series A, Brethren Village Project, 6.50%, 7/1/40	1,450	1,550

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Pennsylvania – 4.6% – continued

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 5.88%, 7/1/38	$1,400	$1,530
6.00%, 7/1/43	2,500	2,814

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,235

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	490	491
		17,457

Rhode Island – 0.8%

Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A, 6.25%, 6/1/42	3,000	3,060

Tennessee – 0.0%

Sumner County Health Educational & Housing Facilities Board Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc., 5.50%, 11/1/37 (1)	174	2

Texas – 8.2%

Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,013

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A Legacy at Willow Bend Project, 5.75%, 11/1/36	3,000	3,006

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., 6.20%, 2/15/40	5,000	5,761

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	5,000	6,109

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	4,000	4,812

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,176

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 98.3% – continued

Texas – 8.2% – continued
7.13%, 11/1/40	$2,000	$2,338

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,843
		31,058

Virginia – 0.5%

Virginia State Small Business Financing Authority Revenue Bonds (AMT), Elizabeth River Crossings, Senior Lien, 6.00%, 1/1/37	1,500	1,722

Washington – 3.5%

Pend Oreille County Public Utility District No. 1 Box Canyon Revenue Bonds, 5.25%, 1/1/41	5,000	5,357

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, 7.00%, 7/1/39	4,000	4,652

Washington State Health Care Facilities Authority Revenue Bonds, Kadlec Regional Medical Center, 5.50%, 12/1/39	3,000	3,171
		13,180

Wisconsin – 0.8%

PFA Airport Facilities Senior Revenue Refunding Bonds Transportation Infrastructure Properties, LLC (AMT), 5.00%, 7/1/42	3,000	3,016
Total Municipal Bonds
(Cost $329,490)		372,557

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	1,490,854	$1,491
Total Investment Companies
(Cost $1,491)		1,491

Total Investments – 98.7%
(Cost $330,981)		374,048

Other Assets less Liabilities – 1.3%		4,866
NET ASSETS – 100.0%		$378,914

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

(1)	Issuer has defaulted on terms of debt obligation.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $2,994,000 with net sales of approximately $1,503,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.6%
Development	15.1
General	8.3
Higher Education	10.9
Medical	18.5
Nursing Homes	6.6
Pollution	6.3
Transportation	5.7
All other sectors less than 5%	21.0

Total	100.0%

At September 30, 2012, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	5.3%
AA	8.3
A	15.0
BBB	48.9
BB	7.8
B	2.9
Not rated	11.4
Cash and Equivalents	0.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the High Yield Municipal Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds
Airport	$–	$28,293	$–	$28,293
Development	–	56,547	34	56,581
Education	–	15,921	–	15,921
General	–	31,100	–	31,100
General Obligation	–	7,144	–	7,144
Higher Education	–	40,779	–	40,779
Medical	–	69,166	–	69,166
Nursing Homes	–	24,596	–	24,596
Pollution	–	23,553	–	23,553
Power	–	15,443	–	15,443
TOB	–	16,659	–	16,659
Transportation	–	21,287	–	21,287
Utilities	–	11,457	–	11,457
Water	–	10,578	–	10,578
Investment Companies	1,491	–	–	1,491
Total Investments	$1,491	$372,523	$34	$374,048

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)		BALANCE AS OF 9/30/12 (000s)
Municipal Bonds Development	$—	$34	(2)	$34

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
(2)	Transferred Into Level 3 due to security being valued by NTGI PVC.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $4, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Municipal Bonds	$34	Discounted Cash Flow	Distressed/Defaulted Market Discount, Estimated Recovery Value

The significant unobservable inputs used in the fair value measurement of the municipal bond are distressed/defaulted market discount and estimated recovery value. Significant increases (decreases) in distressed/defaulted market discount in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value would result in a significantly higher (lower) fair value measurement. Generally, a change in the assumption used for the distressed/defaulted market discount is accompanied by a directionally opposite change in the assumption used for the estimated recovery value.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9%

Arizona – 3.3%

Arizona State School Facilities Board COPS, 5.25%, 9/1/23	$10,000	$11,415

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Project, 5.00%, 7/1/15	5,000	5,613
5.25%, 7/1/20	10,000	12,478

Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,718

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	5,077

Mesa Utility System Revenue Refunding Bonds (NATL-RE FGIC Insured), 5.00%, 7/1/19	6,500	7,980

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,557

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Series B, Senior Lien (NATL-RE Insured), 5.00%, 7/1/13	5,000	5,181

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/25	5,000	6,098

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,424

Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	7,239
		78,780

California – 4.5%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	2,450	3,149

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C4, San Francisco Bay, 1.45%, Mandatory Put 8/1/17	7,250	7,361

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

California – 4.5% – continued

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded, 5.00%, 8/1/27	$5,000	$5,366

California State Department of Veterans Affairs Home Purchase Revenue Bonds, Series A, 3.15%, 12/1/22	5,000	5,224

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,226
6.25%, 11/1/34	5,000	6,181

California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance, 5.00%, 10/1/18	75	75

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	135	136

Carlsbad Unified School District Convertible Capital Appreciation Election G.O. Unlimited Bonds, Series C, 6.92%, 8/1/35(1)	11,850	7,441

Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric Co., 1.65%, 7/1/18	4,400	4,464

El Camino Community College District G.O. Unlimited CABS, Series C, Election 2002, 1.57%, 8/1/24(1)	11,580	7,453

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,103

Los Angeles County Sanitation Districts Financing Authority Revenue Bonds, Series A, Capital Project (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	4,000	4,183

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	6,038

Los Angeles Department of Power & Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,000	11,607

Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.00%, 9/1/14	6,205	6,765

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

California – 4.5% – continued

Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	$5,000	$5,738

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,876

San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, 1.35%, 2/15/15(1)	3,250	3,190

Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,100	1,204

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, 6.00%, 7/1/27	5,000	6,162

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,952

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	6,090
		105,984

Colorado – 0.9%

Adams & Arapahoe County Joint School District 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/1/23	4,000	5,043

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/23	5,550	6,891

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL-RE FGIC Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,607

Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	3,180
		21,721

Connecticut – 1.4%

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	7,500	9,310
5.00%, 11/1/25	10,000	12,248

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Connecticut – 1.4% – continued

Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured), 5.00%, 6/1/15	$5,000	$5,377

Connecticut State Housing Finance Authority Housing Mortgage Finance Program Revenue Bonds, Subseries D-1, 0.75%, 5/15/14	6,350	6,359
		33,294

Delaware – 0.6%

Delaware State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,530	6,863

New Castle County G.O. Unlimited Bonds, Series B, 5.00%, 7/15/22	5,000	6,471
		13,334

District of Columbia – 1.1%

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.25%, 10/1/29	1,000	1,185
6.00%, 10/1/35	5,000	6,094
5.50%, 10/1/39	10,500	12,301

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,565
5.00%, 10/1/26	1,500	1,756
		24,901

Florida – 4.2%

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	5,000	5,792
5.00%, 9/1/25	1,000	1,151

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,762

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/21	10,000	11,741
5.00%, 6/1/22	2,000	2,329

Florida State Board of Public Education G.O. Unlimited Bonds, Series D, 5.25%, 6/1/28	11,135	13,144

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Florida – 4.2% – continued

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay, 2.25%, 6/1/22	$3,000	$3,045

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/24	5,000	6,128

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	14,528

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/15	1,000	1,114

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	5,000	6,166

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.00%, 6/1/18	2,765	3,256
5.38%, 10/1/29	3,395	4,010

Gainesville Utilities System Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/13	1,120	1,177
5.25%, 10/1/13	1,065	1,119

Marco Island Utility System Revenue Bonds (NATL-RE Insured), Prerefunded, 5.25%, 10/1/13	2,520	2,646

Miami-Dade County Aviation Revenue Bonds (AMT), Miami International Airport (NATL-RE FGIC Insured), 5.75%, 10/1/20	1,950	1,956

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL-RE FGIC Insured), 5.25%, 7/1/25	2,525	2,687

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,754
5.25%, 10/1/22	2,500	3,185

Osceola County Infrastructure Sales Surtax Revenue Bonds (AMBAC Insured), Prerefunded, 5.38%, 10/1/12	1,000	1,000

Palm Coast Utility System Revenue Bonds (NATL-RE Insured), 5.25%, 10/1/21	1,000	1,039

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Florida – 4.2% – continued

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	$5,840	$6,229
		99,958

Georgia – 3.5%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	10,000	11,392

Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/34	3,065	3,491

Georgia State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/24	7,220	9,253
5.00%, 7/1/30	10,000	12,427

Georgia State G.O. Unlimited Bonds, Series B, 5.75%, 8/1/13	5,130	5,370

Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	5,745	5,955

Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 9/1/21	5,630	6,803
4.00%, 9/1/22	5,000	6,070
5.00%, 9/1/23	6,775	8,754

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	10,000	12,743
5.00%, 7/1/21	1,100	1,417
		83,675

Hawaii – 0.1%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	2,000	2,335

Illinois – 2.8%

Chicago Midway Airport Revenue Bonds, Series B (AGM Insured), 5.38%, 1/1/18	2,625	2,634
5.38%, 1/1/19	2,765	2,774
5.25%, 1/1/20	2,915	2,924

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,006

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Illinois – 2.8% – continued

Chicago O’Hare International Airport Passenger Facility Charge Revenue Refunding Bonds, Series B (AMT), 5.00%, 1/1/26	$2,500	$2,792

Chicago Sales TRB, Series A, 5.25%, 1/1/38	6,100	7,058

Glenview G.O. Unlimited Refunding Bonds, Series A, 3.00%, 12/1/19	2,150	2,394
3.00%, 12/1/20	1,500	1,657

Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	6,098

Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum, 4.60%, Mandatory Put 11/1/15	4,250	4,664

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,806

Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL-RE FGIC Insured), 5.00%, 2/1/25	2,000	2,152

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC-FGIC Insured), 5.25%, 2/1/27	1,830	2,033

Illinois State Sales TRB, 5.25%, 6/15/23	9,735	10,067

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/18	5,000	5,593

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 6/15/19	2,540	2,839

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds, (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	922

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds, (AGM Insured), Unrefunded Balance, 5.13%, 11/1/24	195	218

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Illinois – 2.8% – continued

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL-RE FGIC Insured), 5.50%, 6/15/29	$2,000	$2,445
Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 12.24%, 12/15/41 (1)	14,135	3,294
		67,370

Indiana – 1.5%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,850
5.25%, 10/1/38	5,980	6,953

Indiana State Finance Authority Facilities Revenue Refunding Bonds, Series C, 3.13%, 7/1/26 (2)	2,925	2,947

Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured), 5.00%, 1/1/24	13,060	14,601

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,120

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,000	1,203
5.50%, 1/10/24	1,135	1,384
		35,058

Iowa – 0.3%

Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series B, 1.50%, 6/1/13	4,250	4,253

Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C, 1.00%, 6/1/14	2,000	2,007
		6,260

Kansas – 0.7%

Wichita G.O. Unlimited Bonds and Temporary Notes, Series 248, Renewal & Improvement Project, 0.30%, 8/15/13	11,500	11,501

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Kansas – 0.7% – continued

Wichita Water & Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.25%, 10/1/13	$4,000	$4,199
		15,700

Louisiana – 3.1%

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/22	6,000	7,680

Louisiana State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 11/15/18	2,000	2,472

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/21	20,000	25,393
5.00%, 7/15/22	15,000	19,189
5.00%, 7/15/24	10,000	12,574

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A- 1, 5.00%, 5/1/25	5,000	6,200
		73,508

Maine – 0.2%

Maine State Municipal Bond Bank Revenue Bonds, Series C (G.O. of Bond Bank Insured), Prerefunded, 5.20%, 11/1/12	5,000	5,023

Maryland – 2.1%

Frederick County Public Facilities G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	2,300	2,913

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	6,039

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	5,000	6,195

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 6/1/21	8,630	10,785

Maryland State G.O. Unlimited Bonds, First Series B, 4.50%, 3/15/24	10,000	11,961

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Maryland – 2.1% – continued

Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	$10,000	$12,330
		50,223

Massachusetts – 5.6%

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/34	500	585

Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.25%, 7/1/28	1,500	2,009

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	12,170

Massachusetts State G.O. Limited Bonds, Build America Bonds, Consolidated Loan, 5.31%, 1/1/30	500	604

Massachusetts State G.O. Limited Bonds, Series D, Consolidated Loan, 5.00%, 10/1/22	5,375	6,778

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,237

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/25	500	661

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare System, 5.25%, 7/1/29	5,000	5,723

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,633

Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue, 0.13%, 7/1/35	10,000	10,000

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/21	15,000	19,084
5.00%, 8/15/22	5,000	6,409
5.00%, 8/15/25	5,000	6,253

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Massachusetts – 5.6% – continued

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	$1,290	$1,461

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Unrefunded Balance, 5.00%, 8/15/30	8,735	9,635

Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded, 5.00%, 8/15/15	10,000	11,323

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,732

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/18	500	624
5.50%, 6/1/21	500	653

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/17	1,470	1,780

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries 16B, State Revolving Fund, 3.00%, 8/1/13	6,500	6,652

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Subseries A, New Bedford Program (NATL-RE FGIC Insured), 4.75%, 2/1/26	1,555	1,560

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 8/1/28	1,000	1,328
5.25%, 8/1/29	4,000	5,378
5.25%, 8/1/30	2,695	3,604
5.25%, 8/1/32	1,000	1,338

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), 5.00%, 8/1/26	5,000	6,075
		132,289

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Michigan – 1.5%

Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured), 5.00%, 5/1/20	$1,140	$1,251

Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,755	8,043

Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.00%, 10/15/27	10,000	11,686

Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment, 5.00%, 7/1/19	5,000	6,223

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water State Revolving Fund, 4.75%, 10/1/23	4,785	5,157

Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	2,500	3,143
		35,503

Minnesota – 1.8%

Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,838

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.25%, 11/1/12	470	472

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/20	5,000	6,380

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/18	11,700	14,495

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/19	2,500	3,146
5.00%, 8/1/23	11,750	15,077
		42,408

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	$25	$26

Missouri – 1.8%

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A, 5.00%, 10/1/20	12,760	16,237
2.00%, 10/1/22	12,835	12,889
2.50%, 10/1/25	6,750	6,738

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	5,060	6,203
		42,067

Nebraska – 0.5%

Lincoln Electric System Revenue Bonds, Prerefunded, 5.00%, 9/1/15	5,500	6,231

Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/29	5,325	6,384
		12,615

Nevada – 0.6%

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 6/1/38	1,000	1,132

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	9,303

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	3,400	3,908
		14,343

New Hampshire – 0.3%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	5,000	5,991

New Jersey – 2.2%

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	6,095

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

New Jersey – 2.2% – continued

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (State Appropriation Insured), 5.50%, 6/15/41	$5,000	$5,856

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 6/15/26	5,000	6,021

New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/21	10,000	12,316
5.00%, 1/1/28	10,000	11,930
5.00%, 1/1/30	9,250	10,953
		53,171

New Mexico – 0.6%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,419

New Mexico State Severance TRB, Series A, 5.00%, 7/1/21	7,575	9,654
		13,073

New York – 17.8%

Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	6,253

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	10,000	10,055

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,918

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,806
5.00%, 11/15/24	5,000	5,804

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 5.00%, 11/15/22	11,300	13,884
4.00%, 11/15/27	5,000	5,370

New York City G.O. Unlimited Refunding Bonds, Series F, 5.00%, 8/1/21	5,000	6,285

New York City Municipal Water Finance Authority & Sewer System Revenue Bonds, Series A, Fiscal 2005, 5.00%, 6/15/39	10,000	10,623

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

New York – 17.8% – continued

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	$10,000	$11,976

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/23	5,000	6,132

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A, 5.00%, 11/1/21	1,000	1,267

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/17	5,250	6,350
5.00%, 11/1/21	5,000	6,181
5.00%, 2/1/22	2,000	2,488

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,985
5.00%, 2/1/42	4,975	5,732

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,226

New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/1/22	10,000	12,408

New York G.O. Unlimited Bonds, Series D, Prerefunded, 5.25%, 10/15/13	5,000	5,260

New York G.O. Unlimited Bonds, Series E, 5.00%, 11/1/25	10,000	10,911

New York G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	10,000	11,909

New York G.O. Unlimited Bonds, Subseries D-1, 5.00%, 10/1/24	5,000	6,101

New York G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/22	5,915	7,455

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/23	10,000	12,365

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

New York – 17.8% – continued

New York State Dormitory Authority General Purpose Personal Income Refunding TRB, Series A, 5.00%, 12/15/19	$5,000	$6,268
5.00%, 12/15/20	24,100	30,411

New York State Dormitory Authority General Purpose Personal Income TRB, Series A, 5.00%, 3/15/20	10,000	12,435

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,935

New York State Dormitory Authority Personal Education Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/24	10,170	13,479
5.50%, 3/15/30	4,000	5,517

New York State Dormitory Authority Personal Education Income TRB, Series B, 5.75%, 3/15/36	16,000	19,610

New York State Dormitory Authority Personal Income TRB, Series E, 5.00%, 8/15/20	10,000	12,538

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Revolving Funds Municipal Water Project, 5.00%, 6/15/36	5,000	5,909

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series C, Revolving Funds Municipal Water Finance, 5.00%, 6/15/25	5,000	5,558

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	12,197

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured), 5.00%, 4/1/21	5,000	6,155

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured), 5.50%, 4/1/17	4,425	5,193

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

New York – 17.8% – continued

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	$5,000	$6,034
5.00%, 3/15/22	10,000	12,368
5.00%, 3/15/25	10,000	12,143

New York State Urban Development Corp. Purpose Revenue Bonds, Subordinate Lien (HUD 236 G.O. of Corp. Insured), 5.50%, 7/1/16	670	673

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,199

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured), 5.25%, 10/15/27	3,995	4,356

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,100	5,599
5.00%, 10/15/24	2,000	2,180

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	2,500	2,587

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/21	5,140	6,502
5.00%, 11/15/22	4,260	5,412

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series A (G.O. of Authority Insured), 5.00%, 1/1/23	1,000	1,249
5.00%, 1/1/25	10,000	12,334

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B, 5.00%, 11/15/20	8,420	10,630

Triborough Bridge & Tunnel Authority Revenue Refunding Bonds (NATL-RE Insured), 5.50%, 11/15/21	5,000	6,413
		422,628

North Carolina – 2.0%

Charlotte G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	4,410	5,681

Mecklenburg County G.O. Unlimited Refunding Bonds, 5.00%, 2/1/19	10,000	12,478

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

North Carolina – 2.0% – continued

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded, 4.50%, 1/1/22	$3,215	$3,961

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 5/1/21	5,000	6,423

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A, 5.25%, 1/1/20	2,000	2,351

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	6,410

University of North Carolina at Chapel Hill General Revenue Bonds, Series A, 5.00%, 12/1/27	2,160	2,649

Wake County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/23	5,000	6,514
		46,467

Ohio – 3.2%

Akron Income TRB, Series A, Community Learning Centers (NATL-RE FGIC Insured), Prerefunded, 5.00%, 12/1/13	3,000	3,165

Cincinnati G.O.Unlimited Bonds, Series A, 5.00%, 12/1/24	1,000	1,215

Columbus G.O. Limited Refunding Bonds, Series 2012-4, 5.00%, 8/15/19	1,160	1,457

Columbus G.O. Unlimited Bonds, Series A, 5.00%, 2/15/19	5,000	6,203

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 3/15/24	10,000	12,341
5.00%, 9/15/25	10,000	12,133

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/22	5,550	7,048

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/13	1,310	1,370

Ohio State Facilities Administrative Building Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/23	4,180	5,006

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Ohio – 3.2% – continued

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/21	$5,000	$6,315

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/20	5,000	6,274
5.00%, 8/1/22	2,500	3,169

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	7,185	9,027

Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded, 5.00%, 6/1/15	1,000	1,122
		75,845

Oregon – 1.4%

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,491

Oregon State Department of Administrative Services G.O. Unlimited Refunding Bonds, Series F, Oregon Opportunity, 5.00%, 12/1/20	1,000	1,253

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	11,854

Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	3,000	3,776

Washington Multnomah & Yamhill Counties School District No. 1J G.O. Unlimited Bonds, HillsBoro (NATL-RE Insured), 5.00%, 6/15/21	10,000	11,582
		33,956

Pennsylvania – 1.3%

Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/20	15,275	19,172

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 4.00%, 7/1/23	5,000	5,892

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Pennsylvania – 1.3% – continued

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 100A (AMT), 5.10%, 10/1/22	$675	$722

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,887
		31,673

Rhode Island – 0.4%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, 5.50%, 8/1/25	5,000	6,265

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Series A, 5.00%, 10/1/21	2,880	3,563
		9,828

South Carolina – 1.4%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, (BHAC-CR MBIA Insured), Unrefunded Balance, 5.38%, 1/1/25	5,000	6,382

Richland County School District No. 1 G.O. Unlimited Bonds (AGM SCSDE Insured), Prerefunded, 4.75%, 3/1/13	2,000	2,058

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project, 5.50%, 1/1/38	12,000	14,267

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), 5.00%, 10/1/22	10,000	11,250
		33,957

Tennessee – 0.7%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, 5.00%, 7/1/24	10,275	12,455

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured), 3.75%, 1/1/19	490	520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Tennessee – 0.7% – continued
4.05%, 7/1/20	$490	$527
4.13%, 7/1/21	1,710	1,841
		15,343

Texas – 6.7%

Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/23	4,780	5,988

Dallas Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	1,000	1,048

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/26	10,000	12,166

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,000	2,478

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	12,308

Harris County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	5,000	6,116

Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,870

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.50%, Mandatory Put 6/1/13	13,000	13,092
2.00%, Mandatory Put 6/1/14	5,000	5,111

Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	11,714

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), 5.00%, 3/1/17	1,600	1,834

Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	11,531

Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/21	1,500	1,897

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Texas – 6.7% – continued

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/32	$5,000	$5,017

Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance, 5.50%, 5/15/33	1,910	2,194

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.50%, 5/15/37	10,000	11,164

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	102

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6

North Texas State Municipal Water District Improvement System Revenue Refunding Bonds, 5.25%, 9/1/20	10,210	13,157

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/20	2,000	2,376
4.00%, 8/15/21	3,365	4,000
5.00%, 8/15/22	5,000	6,300

Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities), 6.50%, 7/20/21	434	457

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,000
6.00%, 10/1/21	1,250	1,251

Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured), 5.00%, 8/15/25	4,680	5,027

Texas State Public Finance Authority G.O. Unlimited Refunding Bonds, 5.00%, 10/1/20	10,000	12,690

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Texas – 6.7% – continued

Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 8/15/21	$2,345	$2,787
		158,687

Utah – 0.7%

Alpine School District G.O. Unlimited Bonds, Utah School Building Guaranty Program (School Building Guaranty Insured), Prerefunded, 5.00%, 9/15/13	2,000	2,091

Nebo School Building District G.O. Unlimited Bonds (School Building Guaranty Insured), 4.00%, 7/1/22	1,320	1,555

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/20	10,000	12,735
		16,381

Virginia – 1.7%

Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,916

Virginia Beach Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 4/1/23	1,270	1,606

Virginia State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/23	17,500	22,998

Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A, 3.65%, 3/1/18	2,200	2,407
3.70%, 9/1/18	4,280	4,716

Virginia State Public School Authority Revenue Refunding Bonds, Series 1997, 5.00%, 8/1/20	5,000	6,283
		39,926

Washington – 1.1%

King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), 4.20%, 12/1/23	5,000	5,322

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,177

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 83.9% – continued

Washington – 1.1% – continued

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/20	$5,000	$6,271

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B, 5.00%, 7/1/21	11,000	13,741
		26,511

Wisconsin – 0.3%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/22	6,250	7,862
Total Municipal Bonds
(Cost $1,871,626)		1,987,674

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 11.7%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	278,459,731	$278,460
Total Investment Companies
(Cost $278,460)		278,460

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.0%

California State RANS, Series A-2, 2.50%, 6/20/13	$22,500	$22,861

Colorado State General Fund Transportation Revenue Notes, Series A, 2.50%, 6/27/13	12,850	13,069

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-2011-1, 1.25%, 11/1/12	5,000	5,003

Michigan State Aid Finance Authority Revenue Notes, Series B-2, (J.P. Morgan Chase Bank N.A. LOC), 2.00%, 8/20/13	16,545	16,794

Oregon State G.O. Limited TANS, Series A, 2.00%, 6/28/13	25,000	25,337

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.0% – continued

Sonoma County G.O. Unlimited TRANS, 2.50%, 10/25/12	$11,350	$11,369
Total Short-Term Investments
(Cost $94,407)		94,433

Total Investments – 99.6%
(Cost $2,244,493)		2,360,567

Other Assets less Liabilities – 0.4%		9,412
NET ASSETS – 100.0%		$2,369,979

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $378,735,000 with net sales of approximately $100,275,000 during the six months ended September 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	28.8%
General	18.3
Financials	11.8
Transportation	9.8
School District	8.1
Water	7.3
All other sectors less than 5%	15.9

Total	100.0%

At September 30, 2012, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	%
AAA	20.4%
AA	51.1
A	11.5
BBB	0.1
SP1+/MIG1	3.7
SP1/MIG1	1.2
Not Rated	0.2
Cash and Equivalents	11.8

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,987,674	(1)	$–	$1,987,674
Investment Companies	278,460	–		–	278,460
Short-Term Investments	–	94,433		–	94,433
Total Investments	$278,460	$2,082,107		$–	$2,360,567

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7%

Alaska – 0.4%

Alaska State International Airports Revenue Bonds, Series B (AMBAC Insured), Prerefunded, 5.25%, 10/1/12	$100	$100

Matanuska-Susitna Boro Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured), 5.00%, 9/1/14	4,285	4,653
		4,753

Arizona – 4.6%

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund, 5.00%, 7/1/15	5,000	5,614

Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A, 4.00%, 10/1/14	755	810

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 4.00%, 7/1/13	1,845	1,895
4.00%, 7/1/14	1,910	2,023

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/15	1,000	1,095
4.00%, 7/1/16	1,000	1,126

Maricopa County Community College District G.O. Unlimited Refunding Bonds, 2.50%, 7/1/19	2,000	2,160

Maricopa County Unified School District No. 11 G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/16	4,250	4,927

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series B, School Improvement Project of 2005 (NATL-RE FGIC Insured), 4.00%, 7/1/13	250	257

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005, 4.00%, 7/1/14	3,505	3,724

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project 2008 (AGM Insured), 2.50%, 7/1/14	225	232
4.25%, 7/1/14	5,000	5,313

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Arizona – 4.6% – continued

Peoria Municipal Development Authority, Inc. Revenue Refunding Bonds, (AMBAC Insured), 5.00%, 7/1/13	$225	$232

Phoenix Civic Improvement Corp. Transportation Excise TRB, Light Rail Project (AMBAC Insured), 5.00%, 7/1/13	135	140

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured), 5.00%, 7/1/19	8,500	9,478

Phoenix G.O. Limited Refunding Bonds, Partially Escrowed to Maturity, 5.00%, 7/1/13	125	129

Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/16	5,000	5,620

Pinal County Obligation Revenue Refunding Bonds, 3.00%, 8/1/15	1,820	1,922

Salt River Project Agricultural Improvement & Power District Electric Revnue Bonds, Series A, 4.00%, 1/1/13	150	151

Tempe City G.O. Unlimited Bonds, 5.00%, 7/1/13	100	104

Tempe City G.O. Unlimited Refunding Bonds, Series C, 2.00%, 7/1/13	195	198

Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,484
		48,634

California – 6.0%

Bay Area Toll Authority San Fransisco Toll Bridge Variable Revenue Bonds, Series C3, 1.45%, Mandatory Put 8/1/17	6,725	6,828

California State Department of Water Resources Revenue Bonds, Series W (AGM-CR Insured), Partially Escrowed to Maturity, 5.50%, 12/1/13	350	371

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/15	10,000	11,166

California State G.O. Unlimited Bonds, 5.00%, 10/1/13	100	105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

California – 6.0% – continued

California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, 5.00%, 10/1/14	$500	$543

California State Public Works Board Lease Revenue Bonds, Series C, University of California Institute Project, 5.00%, 4/1/13	150	153

California State RANS, Series A-2, 2.50%, 6/20/13	6,500	6,604

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/13	150	156

California State Various Purpose G.O. Unlimited Refunding Bonds, 4.00%, 9/1/14	10,000	10,656

California Statewide Communities Development Authority Revenue Bonds, Proposition 1A Receivables Program, 5.00%, 6/15/13	10,000	10,335

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	6,234

Los Angeles Unified School District G.O. Unlimited Bonds, Series I, 5.00%, 7/1/15	5,000	5,610

University of California Revenue Bonds, Series P, Regents University of California, 5.00%, 5/15/13	5,085	5,239
		64,000

Colorado – 0.9%

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 6.00%, 9/1/21	5,000	6,255

Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AMBAC Insured State Aid Withholding), 5.00%, 12/15/12	150	151

Jefferson County School District No. R-001 G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/13	1,085	1,147

Regional Transportation District COP, Series A, Transit Vehicles (AMBAC Insured), 5.00%, 12/1/16	1,590	1,827

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Colorado – 0.9% – continued

Regional Transportation District Sales TRB, Series B (AMBAC Insured), Prerefunded, 5.50%, 11/1/12	$200	$201
		9,581

Connecticut – 2.8%

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series A, 4.00%, 1/1/13	50	50

5.00%, 1/1/13	625	633

Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D, 5.00%, 1/1/14	10,000	10,594

Connecticut State G.O Unlimited Bonds, Series D (NATL-RE Insured), 5.00%, 12/1/12	125	126

Connecticut State G.O. Unlimited Bonds, Series C, 4.50%, 11/1/12	100	100

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 12/1/13	125	132

Connecticut State G.O. Unlimited Bonds, Series F (AGM-CR Insured), Prerefunded, 5.00%, 10/15/12	100	100

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	6,570

Connecticut State New Money G.O. Unlimited Bonds, Series D, 5.25%, 11/15/12	125	126

Connecticut State Revolving Fund General Revenue Bonds, Series A, 5.00%, 10/1/12	175	175

Connecticut State Revolving Fund General Revenue Refunding Bonds, Series B, 4.00%, 6/1/13	150	154

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, 3.00%, 12/1/13	100	103

Connecticut State Special Tax Obligation Revenue Bonds, Series B, Transportation Infrastructure (AMBAC Insured), Prerefunded, 5.00%, 12/1/12	500	504

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Connecticut – 2.8% – continued

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series 1, 2nd Lien, Transportation Infrastructure, 3.00%, 2/1/13	$125	$126
5.00%, 2/1/17	2,500	2,956

Connecticut State Special Tax Obligation Revenue Refunding Bonds, Series C, Transportation Infrastructure, 5.00%, 11/1/18	5,230	6,437

Stamford Water Pollution Control System & Facility Revenue Bonds, Series A, 3.50%, 11/15/13	315	327
		29,213

Delaware – 1.8%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	17,071

University of Delaware Revenue Refunding Bonds, Series B, 4.00%, 11/1/14	1,250	1,344
5.00%, 11/1/15	1,000	1,140
		19,555

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A, 4.00%, 12/1/13	200	209

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 12/1/13	200	211
		420

Florida – 6.2%

Better Jacksonville Sales TRB (NATL-RE Insured), Prerefunded, 5.00%, 10/1/13	300	314

City of Cape Coral Water & Sewer Revenue Refunding Bonds, Series A (AGM Insured), 3.00%, 10/1/13	250	256

Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured), 5.25%, 10/1/17	4,600	5,337

Florida Municipal Power Agency Revenue Bonds, Series A, Stanton II Project, 2.00%, 10/1/13	205	208

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Florida – 6.2% – continued

Florida State Board of Public Education Capital Outlay G.O. Unlimited Bonds, Series C (State Guaranteed), 5.25%, 6/1/13	$110	$114

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/15	5,430	6,082

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Guaranteed NATL-RE Insured), 5.00%, 6/1/15	5,750	5,990

Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B, 6.38%, 7/1/14	1,500	1,655

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 5.00%, 7/1/13	5,000	5,179

5.00%, 7/1/15	10,000	11,142

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,616

Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (AGM Insured), 5.00%, 7/1/13	300	310

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation (AGM Insured), 5.00%, 7/1/13	210	218

Hillsborough County Capital Improvement Program Revenue Refunding Bonds (NATL-RE Insured), 4.00%, 8/1/13	200	206

Jacksonville Excise TRB, Series B (AMBAC Insured), 5.38%, 10/1/18	2,350	2,359

JEA Water & Sewer System Revenue Refunding Bonds, Series C, (AGM Insured), 4.00%, 10/1/12	500	500

Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program, 5.00%, 7/1/15	5,000	5,583

Miami-Dade County Water & Sewer Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 10/1/13	3,500	3,656

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Florida – 6.2% – continued

Palm Beach County School Board Refunding COP, Series E (AMBAC Insured), 5.38%, 8/1/15	$5,000	$5,621

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,722

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B, 5.00%, 10/1/12	1,440	1,441
5.00%, 10/1/14	2,535	2,737

Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured), 5.00%, 10/1/14	500	538
		65,784

Georgia – 3.6%

Columbia County Sales Tax G.O. Unlimited Bonds, 4.00%, 4/1/13	100	102

Fulton County Facilities Corp. COP, Public Purpose Project, 5.00%, 11/1/15	2,250	2,516
5.00%, 11/1/16	2,280	2,616

Georgia State G.O. Unlimited Bonds, Series F, 5.00%, 11/1/14	5,000	5,488

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	6,092

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A (AGM Insured), 5.00%, 6/1/13	3,000	3,096

Gordon County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 9/1/13	1,000	1,024

Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds (County Gtd.), 4.00%, 8/1/13	425	439

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Georgia – 3.6% – continued

Houston County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 9/1/13	$600	$610

Metropolitan Atlanta Rapid Transit Authority Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL-RE FGIC Insured), 5.00%, 7/1/15	4,000	4,486

Municipal Electric Authority of Georgia Revenue Bonds, Subseries A, Project One, 5.00%, 1/1/13	2,000	2,024

Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One, 5.00%, 1/1/13	1,710	1,730
5.00%, 1/1/14	1,045	1,103

Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 5.00%, 9/1/13	200	209
		38,085

Hawaii – 0.8%

Hawaii State G.O. Unlimited Bonds, Series CH (NATL-RE-IBC Insured), 4.75%, 11/1/13	300	315

Hawaii State G.O. Unlimited Bonds, Series DA (NATL-RE Insured), Prerefunded, 5.25%, 9/1/13	5,000	5,231

Hawaii State G.O. Unlimited Refunding Bonds, Series DV, 5.00%, 11/1/12	105	105

Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded, 5.25%, 3/1/13	125	128

Honolulu City & County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/13	140	147

Honolulu City & County G.O. Unlimited Bonds, Series F, 5.00%, 9/1/15	2,000	2,264

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Hawaii – 0.8% – continued

Honolulu City & County Wastewater System Revenue Bonds, Senior Series C, First Board Resolution, (NATL-RE Insured), 4.00%, 7/1/13	$100	$103
		8,293

Idaho – 0.1%

Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds, 2.00%, 8/15/13	675	685

Illinois – 1.8%

Chicago Wastewater Transmission Revenue Bonds, 2nd Lien, 3.00%, 1/1/14	350	361

Cook Kane Lake & McHenry Counties Community College District No. 512 G.O. Unlimited Refunding Bonds, William Rainey Harper College Project, 5.00%, 12/1/13	500	527

Du Page Cook & Will Counties Community College District No. 502 G.O. Unlimited Bonds, Series A, 3.00%, 6/1/13	110	112

Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	1,000	1,157

Evanston G.O. Unlimited Refunding Bonds, Series D, 3.50%, 12/1/12	100	101

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,294

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.00%, 3/1/15	4,000	4,400

Illinois State Sales TRB, 5.38%, 6/15/16	2,010	2,018

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B, 5.00%, 12/15/19	3,500	3,913

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series B (FGIC Insured), Prerefunded, 5.25%, 10/1/12	1,000	1,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Illinois – 1.8% – continued

McHenry County Community School District No. 47 Crystal Lake G.O. Unlimited Refunding Bonds, 3.00%, 2/1/13	$125	$126

Schaumburg Park District G.O. Limited Bonds, Series A, 2.00%, 12/15/13	2,900	2,943

Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL-RE FGIC Insured), 4.00%, 1/1/13	150	151
4.00%, 1/1/14	500	520
		18,623

Indiana – 1.3%

Anderson School Building Corp. First Mortgage Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/15/13	250	259

Indiana State Facilities Finance Authority Revenue Refunding Bonds, 5.00%, 7/1/14	3,485	3,738

Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program, 5.00%, 2/1/14	325	345

Indiana State Transportation Finance Authority Revenue Bonds, Series A (AGM Insured), 5.25%, 6/1/13	250	259

Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded, 5.13%, 6/1/14	3,350	3,619

Indianapolis Local Public Improvement Bank Multipurpose Revenue Bonds, Series D, 5.25%, 1/10/15	2,430	2,522

Monroe County Community 1996 School Building Corp. First Mortgage Revenue Bonds (AGM Insured State Aid Withholding), 4.00%, 1/15/13	250	253

Mount Vernon of Posey County Multi-School Building Corp. First Mortgage Revenue Bonds (AMBAC Insured State Aid Withholding), 4.00%, 1/15/13	500	505

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Indiana – 1.3% – continued

Pike Township Multi-School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 4.00%, 1/15/14	$1,805	$1,885
		13,385

Iowa – 0.0%

Davenport G.O. Unlimited Corporate Bonds, Series D, 3.00%, 6/1/13	200	204

Iowa State Revolving Fund Finance Authority Revenue Bonds, Prerefunded, 5.00%, 2/1/13	115	117

Iowa State University Utility System Revenue Bonds, Series A (NATL-RE Insured), 4.00%, 11/1/12	100	100
		421

Kansas – 0.6%

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A (AGM Insured), 5.00%, 10/1/12	1,000	1,000

Kansas State Development Finance Authority Revolving Water PCR Bonds, 5.00%, 11/1/12	100	101

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	2,230	2,739

Wichita Water and Sewer Utility Revenue Bonds (NATL-RE FGIC Insured), Prerefunded, 5.00%, 10/1/13	2,000	2,094
		5,934

Kentucky – 1.5%

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, 5.00%, 11/1/12	4,475	4,495

Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95, 5.00%, 8/1/15	5,805	6,507

Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88 (NATL-RE FGIC Insured), 5.00%, 11/1/12	1,000	1,004

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Kentucky – 1.5% – continued

Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Project No. 93 (Assured Guaranty Insured), 5.25%, 2/1/17	$3,000	$3,508
		15,514

Maine – 0.1%

Maine State Municipal Bank Revenue Bonds, Series A (G.O. of Bond Bank), 5.00%, 11/1/13	400	421

Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/1/13	500	518
		939

Maryland – 2.8%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 3/1/15	380	423
5.00%, 4/1/18	2,915	3,571

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/13	150	153

Charles County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, 2.00%, 7/15/13	100	101

Frederick County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 12/1/15	6,375	7,087

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series A, 5.00%, 8/1/13	100	104
2.00%, 8/15/13	245	249

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/13	200	208
5.00%, 8/1/16	15,000	17,609

Maryland State Transportation Authority Facilities Project Revenue Bonds (AGM Insured), 5.25%, 7/1/13	350	363

Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, 5.00%, 9/15/13	350	366
		30,234

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Massachusetts – 0.8%

Boston G.O. Unlimited Bonds, Series D, 4.00%, 4/1/13	$250	$255

Boston Water & Sewer Commission General Revenue Refunding Bonds, Senior Series B, 4.00%, 11/1/12	200	201

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D (NATL-RE Insured), 6.00%, 11/1/13	200	213

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E (AGM Insured), Prerefunded, 5.25%, 1/1/13	250	253

Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B, 5.00%, 1/1/15	3,500	3,833

Massachusetts State G.O. Limited Bonds, Series A, Consolidated Loan (AMBAC Insured), Prerefunded, 5.25%, 1/1/13	660	668

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan (NATL-RE FGIC Insured G.O. of Commonwealth), 5.50%, 11/1/13	315	333
5.50%, 11/1/14	425	470

Massachusetts State Port Authority Revenue Bonds, Series A (NATL- RE Insured), Prerefunded, 5.00%, 7/1/13	650	673

Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,137

Massachusetts State Special Obligation Revenue Refunding Bonds, Series A, Senior Federal Highway Grant Anticipation Notes, 5.00%, 6/15/13	150	155
5.00%, 12/15/13	245	259

Springfield State Qualified G.O. Limited Bonds (NATL-RE Insured State Aid Withholding ), Prerefunded, 5.25%, 1/15/13	245	249

Springfield State Qualified G.O. Limited Bonds (NATL-RE Insured State Aid Withholding), Prerefunded, 5.25%, 1/15/13	155	157
		8,856

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Michigan – 1.7%

Detroit Water Supply System Revenue Bonds, Series A, Senior Lien (NATL-RE Insured), Prerefunded, 5.25%, 7/1/13	$1,000	$1,038

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	978

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,711

Michigan State Aid Finance Authority Revenue Notes, Series B-1, 2.00%, 8/20/13	5,000	5,069

Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Escrowed to Maturity, 5.25%, 10/15/13	250	263

Michigan State Building Authority Revenue Refunding Bonds, Series II, Facilities Program (NATL-RE Insured), Prerefunded, 5.00%, 10/15/13	5,000	5,247

Michigan State Building Authority Revenue Refunding Bonds, Series III, Facilities Program (AGM Insured), Prerefunded, 5.00%, 10/15/12	250	250

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	2,128

Michigan State Municipal Bond Authority Revenue Bonds, State Revolving Fund, Drinking Water Project, 5.25%, 10/1/12	450	450

New Haven Community Schools G.O. Unlimited Refunding Bonds, School Building & Site Project (AGM Q-SBLF Insured), 4.00%, 5/1/13	125	128

Waverly Community School G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/13	300	308
		18,570

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Minnesota – 3.1%

Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	$825	$905

Edina Independent School District No. 273 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	4,310	5,242

Farmington Independent School District No. 192 School Building G.O. Unlimited Refunding Bonds, Series A (NATL-RE School District Credit Program Insured), 4.00%, 6/1/13	100	103

Minneapolis Health Care System Revenue Bonds, Series A, Allina Health System, Prerefunded, 5.75%, 11/15/12	420	423

Minnesota State 911 Revenue Bonds, Public Safety Radio Communications System (Assured Guaranty Insured), 4.00%, 6/1/13	250	256

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.25%, 11/1/12	100	100

Minnesota State G.O. Unlimited Bonds, Series C, 5.00%, 8/1/13	5,000	5,202

Minnesota State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 10/1/12	245	245

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/15	10,000	11,020

Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured), 5.00%, 1/1/14	2,320	2,453

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,249

St. Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series C (School District Credit Program Insured), 3.50%, 2/1/13	125	126

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Minnesota – 3.1% – continued

St. Paul Metropoliton Council Area Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	$3,350	$4,314
		32,638

Mississippi – 0.3%

Mississippi State G.O. Unlimited Bonds, Series A, 5.00%, 10/1/13	2,620	2,746

Missouri – 0.1%

Curators of the University of Missouri System Facilities Revenue Bonds, Series A, 4.25%, 11/1/12	100	100

Curators of the University of Missouri System Facilities Revenue Bonds, Series A, Prerefunded, 5.00%, 11/1/13	550	579
		679

Nebraska – 0.3%

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/14	1,730	1,832

Nebraska State Public Power District General Revenue Bonds, Series B (AGM Insured), 5.00%, 1/1/13	350	354

Nebraska State Public Power District General Revenue Bonds, Series B, (NATL-RE Insured), 5.00%, 1/1/13	250	253

Omaha Sanitation & Sewer Revenue Refunding Bonds, Series A, 2.00%, 12/1/12	250	251

University of Nebraska Facilities Corp. Deferred Maintenance Revenue Bonds, 2.50%, 7/15/13	100	102
		2,792

Nevada – 1.5%

Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds, (AMBAC Insured), 5.00%, 7/1/13	635	657
5.25%, 7/1/13	175	182

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Nevada – 1.5% – continued

Clark County School Building District G.O. Limited Bonds, Series B (AMBAC Insured), 5.00%, 6/15/15	$2,000	$2,237

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), 5.00%, 6/15/18	2,000	2,263

Clark County School District G.O. Limited Refunding Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 6/15/13	425	439

Clark County School District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), 5.00%, 6/15/13	100	103

Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/15	3,000	3,287

Clark County Water Reclamation District G.O. Limited Bonds, Series B, 4.00%, 7/1/13	1,225	1,259

Las Vegas G.O. Limited Refunding Bonds (AMBAC Insured) Escrowed to Maturity, 5.00%, 6/1/13	380	392

Las Vegas G.O. Limited Refunding Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 6/1/13	1,220	1,255

Las Vegas Sewerage G.O. Limited Refunding Bonds, Series A (NATL-RE FGIC Insured), 4.00%, 4/1/13	200	203

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series D, 2.00%, 6/1/13	200	202

Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D, 5.00%, 6/1/15	770	858

Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Unrefunded Balance, 5.00%, 6/1/13	155	160

Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured) Escrowed to Maturity, 5.00%, 6/1/13	40	41

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Nevada – 1.5% – continued

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	$1,825	$2,092
		15,630

New Hampshire – 0.5%

Cheshire County G.O. Unlimited Bonds (NATL-RE Insured), 4.25%, 10/1/12	800	800

Manchester School Facilities Revenue Bonds (NATL-RE Insured), Prerefunded, 5.50%, 6/1/13	1,400	1,450

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, 5.00%, 7/1/14	3,000	3,236
		5,486

New Jersey – 4.9%

Bergen County G.O. Unlimited Bonds (School Board Resource Fund Insured), 4.00%, 9/1/13	200	207

Bergen County G.O. Unlimited Bonds, Series A, 2.50%, 11/1/13	105	108

Franklin Township G.O. Unlimited Refunding Bonds, 4.00%, 5/1/13	250	255

Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series A (AGM Insured), 5.50%, 11/1/13	500	529

Garden State Preservation Trust Open Space & Farmland Revenue Bonds, Series B (NATL-RE Insured), 6.38%, 11/1/13	150	160

Middlesex County Improvement Authority Revenue Refunding Bonds, Capital Equipment & Improvement Project, 4.00%, 9/15/13	175	181

Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	4,137
4.00%, 1/15/20	5,255	6,221

New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	2,280	2,892

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New Jersey – 4.9% – continued

New Jersey State EDA School Facilities Construction Revenue Bonds, Series T-3 (AGM Insured), 5.00%, Mandatory Put 9/1/14	$2,500	$2,699

New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE, 5.00%, 9/1/18	10,000	12,103

New Jersey State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/15	3,200	3,609

New Jersey State G.O. Unlimited Refunding Bonds, Series H, 5.25%, 7/1/13	250	260

New Jersey State Transit Corp. COP, Series A (AMBAC Insured), 5.25%, 9/15/14	2,000	2,165

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 12/15/12	395	399

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Unrefunded Balance, 5.00%, 6/15/18	4,000	4,432

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/19	2,250	2,736

New Jersey State Turnpike Authority Revenue Bonds, Series A (NATL-RE FGIC Insured), Prerefunded, 4.75%, 7/1/13	150	155

New Jersey State Various Purpose G.O. Unlimited Bonds, Escrowed to Maturity, 5.00%, 4/1/13	100	102

Union County G.O. Unlimited Bonds, 3.00%, 3/1/19	4,315	4,764

Union County G.O. Unlimited Bonds, Series B, 3.00%, 3/1/20	2,887	3,177

Union County G.O. Unlimited Bonds, Vocational Technology School (School Board Resource Fund Insured), 3.50%, 2/15/13	100	101
3.00%, 3/1/18	460	507

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New Jersey – 4.9% – continued

Wayne Township G.O. Unlimited Bonds (AGM Insured), 3.75%, 11/1/12	$345	$346
		52,245

New Mexico – 2.0%

Albuquerque G.O. Unlimited Bonds, Series A, 3.00%, 7/1/15	1,590	1,701

Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,822

Las Cruces School District No. 2 G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 8/1/13	775	798

Los Alamos County, Inc. Gross Receipts Tax Improvement Revenue Bonds, 4.00%, 6/1/13	1,000	1,025

New Mexico State Finance Authority Public Project Revenue Bonds, Series A-1, Senior Lien, 3.50%, 6/1/13	100	102

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	12,033
		21,481

New York – 8.5%

Hempstead Town Public Improvement G.O. Unlimited Bonds, Series A, 3.00%, 8/15/13	200	205

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,401

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (AGM Insured), 3.90%, 11/15/12	150	151

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series C (AMBAC Insured), 5.00%, 11/15/13	100	105

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,651

Metropolitan Transportation Authority Revenue Refunding Bonds, Series E (NATL-RE Insured), 5.50%, 11/15/12	335	337

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 8.5% – continued

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F (NATL-RE Insured), 5.00%, 11/15/12	$4,000	$4,025

Nassau County Interim Finance Authority Sales Tax Secured Revenue Bonds, Series A, 5.00%, 11/15/13	170	179

New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,747

New York City Health System & Hospital Corp. Revenue Bonds, Series A (G.O. of Corp. Insured), 5.00%, 2/15/13	5,000	5,084

New York City Municipal Water Finance Authority Fiscal 2008 Water & Sewer System Revenue Bonds, Series C, 5.00%, 6/15/13	200	207

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.25%, 8/1/13	5,035	5,248

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 11/1/15	1,775	2,027

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	3,225	3,671

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series E (NATL-RE Insured), Prerefunded, 5.25%, 2/1/13	110	112

New York City Transitional Finance Authority Revenue Recovery Bonds, Subseries 3B-1, 5.00%, 11/1/12	160	161

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 11/1/15	1,140	1,302

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, 5.00%, 11/1/15	7,260	8,264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 8.5% – continued

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Subseries B3, 4.00%, 11/1/13	$140	$146

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Subseries E, 4.00%, 11/1/12	195	196

New York G.O. Unlimited Bonds, Series A, 2.50%, 8/1/13	100	102
3.88%, 8/1/13	100	103
5.00%, 8/1/13	100	104

New York G.O. Unlimited Bonds, Series B, 5.00%, 8/1/13	105	109

New York G.O. Unlimited Bonds, Series E, 5.25%, 8/1/13	300	313

New York G.O. Unlimited Bonds, Series G, 5.00%, 8/1/13	250	260
5.00%, 8/1/13	200	208

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/13	350	364

New York G.O. Unlimited Bonds, Subseries I-1, 5.00%, 2/1/13	100	102

New York G.O. Unlimited Bonds, Series A-1, 5.00%, 8/15/13	250	260

New York G.O. Unlimited Bonds, Series E-1, 4.25%, 10/15/13	100	104

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School District Financing Program (AGM Insured), 4.00%, 10/1/12	100	100

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding), 5.00%, 10/1/16	1,905	2,198
5.00%, 10/1/17	2,880	3,392

New York State Dormitory Authority Personal Education Income TRB, Series A, 5.00%, 3/15/16	1,265	1,462

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 8.5% – continued

New York State Dormitory Authority Personal Income TRB, Series A, Economic Development & Housing, 5.00%, 12/15/12	$170	$172

New York State Dormitory Authority Personal Income TRB, Series A, Unrefunded Balance, 4.00%, 2/15/13	405	411

New York State Dormitory Authority Personal Income TRB, Series A, General Purpose, 4.00%, 3/15/13	130	132

New York State Dormitory Authority Revenue Bonds, Series 1, Memorial Sloan Kettering (NATL-RE-IBC Insured), Prerefunded, 4.50%, 7/1/13	500	516

New York State Dormitory Authority Revenue Bonds, Series B, Upstate Community Colleges, 5.25%, 7/1/13	100	104

New York State Dormitory Authority Revenue Bonds, Series B, Columbia University, 5.00%, 7/1/13	250	259

New York State Dormitory Authority Supported Debt Revenue Bonds, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/13	5,000	5,089

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated Fifth General (NATL-RE FGIC Insured), 5.00%, 7/1/13	240	249

New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities, 4.00%, 7/1/13	250	257

New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution, 5.00%, 7/1/14	1,370	1,481

New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured), 5.00%, 2/15/14	2,810	2,988

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 8.5% – continued

New York State Dormitory Authority Supported Debt Revenue Refunding Bonds, Series A, Consolidated Service Contract, 3.00%, 7/1/13	$200	$204

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Revenue Bonds, Subseries B, New York City Municipal Projects, 5.00%, 6/15/13	350	362

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.00%, 12/15/13	120	127

New York State Environmental Facilities Corp. Personal Income TRB, Series A (FGIC Insured) Prerefunded, 5.25%, 1/1/13	410	415

New York State Facilites Urban Development Corp. Personal Income TRB, Series A-1 (NATL-RE FGIC Insured), 5.00%, 3/15/14	215	230

New York State G.O. Unlimited Bonds, Series A, 4.00%, 3/1/13	500	508

New York State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 4/15/13	250	257

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured), 5.00%, 4/1/13	110	113

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A-1, Sub Lien (AGM G.O. of Corp. Insured), 5.00%, 4/1/13	165	169

New York State Power Authority Revenue Bonds, Series A, 5.00%, 11/15/12	200	201

New York State Thruway Authority General Revenue Bonds, Second Series B (AGM Insured), 5.00%, 4/1/13	120	123

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

New York – 8.5% – continued

New York State Thruway Authority Highway Revenue Refunding Bonds, Bridge Service Contract, 5.00%, 4/1/13	$3,000	$3,073

New York State Thruway Authority Local Highway & Bridge Revenue Bonds, 5.00%, 4/1/15	4,500	5,004

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A, 5.00%, 4/1/13	140	143
5.00%, 4/1/14	1,000	1,069

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A-1, 4.00%, 4/1/13	205	209

New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B, 5.00%, 4/1/14	3,000	3,206

New York State Thruway Authority General Revenue Bonds, Second Series B (NATL-RE FGIC Insured), 5.00%, 4/1/13	480	492

New York State Urban Development Corp. Personal Income TRB, Series A-1, 4.00%, 12/15/12	100	101
5.00%, 12/15/12	175	177

New York State Urban Development Corp. Personal Income TRB, Series C, 4.50%, 3/15/13	150	153

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,424

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured), Prerefunded, 5.25%, 11/15/12	5,000	5,033

Westchester County G.O. Unlimited Bonds, Series B, 3.00%, 6/1/13	175	178
		90,029

North Carolina – 1.2%

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 3/1/16	10,000	11,558

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

North Carolina – 1.2% – continued

North Carolina State Highway G.O. Unlimited Bonds, Prerefunded, 4.63%, 5/1/13	$330	$339
5.00%, 5/1/13	400	411

North Carolina State University at Raleigh General Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/1/12	100	100

Wake County G.O. Unlimited Bonds, Series A, Public Improvement, 5.00%, 4/1/13	100	103
		12,511

Ohio – 4.0%

Cincinnati City School District G.O. Unlimited Bonds, Classroom Facilities Constructions & Improvement (AGM Insured), 5.00%, 12/1/12	3,000	3,025

Cleveland Water Revenue Bonds, Series W, 3.00%, 1/1/13	100	101

Dublin City School District G.O. Unlimited Bonds, School Facilities Construction & Improvement, Prerefunded, 5.38%, 12/1/12	110	111

Lorain County Justice Center G.O. Limited Bonds (NATL-RE FGIC Insured), Prerefunded, 5.50%, 12/1/12	195	197

Montgomery County Various Purpose G.O. Limited Refunding Bonds, 1.50%, 12/1/12	2,550	2,555

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/15	6,000	6,790

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/14	2,500	2,725

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 5/1/13	100	103

Ohio State Higher Education G.O. Unlimited Bonds, Series B, Prerefunded, 5.25%, 11/1/12	360	362

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Ohio – 4.0% – continued

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/13	$100	$103

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/14	7,500	8,134

Ohio State Highway Capital Improvement G.O. Unlimited Bonds, Series N, 3.00%, 5/1/13	100	102

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2007-1 (AGM Insured), 5.00%, 6/15/13	460	475

Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1, 3.00%, 6/15/13	800	815

Ohio State University General Receipts Revenue Bonds, Series A, 5.25%, 12/1/12	175	176

Ohio State University General Receipts Revenue Bonds, Series A, Prerefunded, 5.00%, 12/1/12	2,035	2,052

Ohio State University Revenue Bonds, Series B, 4.00%, 6/1/13	100	102

Ohio State University Revenue Refunding Bonds, Series A, 5.00%, 12/1/14	5,000	5,491

Ohio State Water Quality Development Authority PCR Refunding Bonds, 5.00%, 12/1/14	2,250	2,476

Olentangy Local School District G.O. Unlimited Bonds, Series A, School Facilities Construction & Improvement, Prerefunded, 5.25%, 12/1/12	200	202

University of Akron Receipts Revenue Bonds, Series A (AGM Insured), 5.00%, 1/1/15	2,500	2,742

University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured), 5.00%, 6/1/13	2,110	2,176
5.00%, 6/1/14	1,795	1,930
		42,945

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Oklahoma – 0.2%

Oklahoma State Capital Improvement Authority Facilities Revenue Bonds, Series F, Higher Education Projects (AMBAC Insured), 5.00%, 7/1/13	$150	$155

Oklahoma State Capital Improvement Authority Highway Revenue Bonds, Series A, 4.00%, 7/1/13	165	170

Oklahoma State Municipal Power Authority Revenue Bonds, Series A, 5.00%, 1/1/15	1,575	1,723

Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A, 2.00%, 6/1/14	270	277
		2,325

Oregon – 1.7%

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,874

Oregon State Department of Administrative Services COP, Series C, 5.00%, 11/1/14	2,895	3,167

Oregon State Department of Administrative Services Lottery Revenue Bonds, Series A, 4.00%, 4/1/13	100	102

Oregon State Department of Administrative Services Refunding COP, Series D, 5.00%, 11/1/14	5,670	6,202

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,572

Portland Arena G.O. Limited Refunding Bonds, Series B, 5.00%, 6/1/13	100	103

Portland Sewer System Revenue Bonds, Series A, First Lien (NATL-RE Insured), 5.00%, 6/1/13	100	103

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	2,435	2,689

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Oregon – 1.7% – continued

Washington County Unified Sewerage Agency Revenue Refunding Bonds, Series A, Senior Lien (NATL-RE -FGIC Insured), 5.75%, 10/1/12	$200	$200
		18,012

Pennsylvania – 3.0%

Bucks County Water & Sewer Authority System Revenue Bonds (AGM Insured), 5.00%, 6/1/13	500	516

Delaware County G.O. Unlimited Bonds, Series A, 3.00%, 10/1/13	115	118

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	329

Lehigh County General Purpose Authority Revenue Bonds, St. Luke’s Hospital Bethlehem, Prerefunded, 5.38%, 8/15/13	1,000	1,045

Pennsylvania State G.O. Unlimited Bonds, First Series (NATL-RE Insured), 5.00%, 1/1/13	220	223

Pennsylvania State G.O. Unlimited Bonds, First Series A, 5.00%, 11/1/12	150	151

Pennsylvania State G.O. Unlimited Bonds, Third Series, 5.00%, 9/1/13	350	365

Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series, 5.00%, 7/1/15	15,000	16,873

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, 5.00%, 9/1/17	5,000	6,027

Trinity Area School District G.O. Unlimited Bonds (NATL-RE FGIC Insured State Aid Withholding), Prerefunded, 4.00%, 11/1/13	100	104

University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured), 5.00%, 9/15/14	6,000	6,542
		32,293

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Rhode Island – 0.0%

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/14	$150	$164

Rhode Island State Clean Water Finance Agency Revolving Fund PCR Bonds, 5.00%, 10/1/12	100	100
		264

South Carolina – 1.9%

Charleston Waterworks & Sewer System Revenue Refunding Bonds, 4.00%, 1/1/13	150	152

Greenville County School District Installment Purchase Revenue Bonds, Building Equity Sooner Tomorrow, Prerefunded, 5.50%, 12/1/12	1,140	1,162

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,923

South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/15	10,000	11,123

South Carolina State Public Service Authority Revenue Refunding Bonds, Series D (AGM Insured), 5.25%, 1/1/13	220	223

South Carolina State Public Service Authority Sante Cooper Revenue Bonds, Series B, 5.00%, 1/1/13	200	202

South Carolina State Public Service Authority Santee Cooper Revenue Bonds, Series D, 5.00%, 1/1/13	110	111

South Carolina State Public Service Authority Santee Cooper Revenue Bonds, Series E, 5.00%, 1/1/13	100	101

South Carolina State Transportation Infrastructure Bank Revenue Bonds, Series A (AMBAC Insured), 5.00%, 10/1/12	500	500
		20,497

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Tennessee – 2.0%

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.25%, 10/1/15	$5,000	$5,698

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Refunding Bonds, Series B, Vanderbilt University (G.O. of University Insured), 5.00%, 10/1/12	1,600	1,601
5.00%, 10/1/13	225	236

Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Subordinated Lien, 5.00%, 7/1/20	1,500	1,845

Shelby County G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 4/1/15	995	1,111

Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 4/1/15	4,005	4,462

Tennessee State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/15	5,000	5,599

Tennessee State School Bond Authority Revenue Bonds, Series B, Higher Educational Facilities 2nd Program, 4.00%, 5/1/14	1,030	1,091
		21,643

Texas – 7.1%

Alamo Community College District G.O. Limited Maintenance Tax Notes, 3.00%, 2/15/13	300	303

Austin Community College District G.O. Limited Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/13	100	104

Austin Public Property Finance Contractual G.O. Limited Bonds, 4.25%, 5/1/13	100	102

Austin Public Property Finance Contractual Obligation G.O. Limited Bonds, 1.00%, 5/1/13 (1)	1,065	1,070
2.00%, 11/1/13 (1)	1,305	1,330

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Texas – 7.1% – continued

Austin Water & Wastewater System Revenue Refunding Bonds (NATL-RE Insured), 5.00%, 11/15/13	$100	$105

Bell County G.O. Limited Tax Notes (AMBAC Insured), Unrefunded Balance, 5.00%, 2/15/13	170	173

Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF Gtd.), 5.00%, 2/15/13	350	356

Burleson Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 4.00%, 8/1/13	150	155

Collin County Limited Tax Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 2/15/13	125	127

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF Gtd.), 3.13%, 2/15/17	7,140	7,920

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 3.25%, 2/15/17	7,000	7,802

Dallas County Schools Public Property Finance Contractual Obligation G.O. Limited Bonds, 3.00%, 12/1/13	250	258

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF Gtd.), 5.50%, 2/15/17	10,000	12,117

Dallas Waterworks & Sewer System Revenue Refunding Bonds (AMBAC Insured), 5.00%, 10/1/12	250	250

Del Valle Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 5.00%, 6/15/13	100	103

Fort Worth G.O. Limited Certificates (AGM Insured), Prerefunded, 4.38%, 3/1/13	1,000	1,018

Harris County G.O. Limited Refunding Bonds, Series A, Permanent Improvement, 4.00%, 10/1/12	100	100

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Texas – 7.1% – continued

Highland Park Independent School District G.O. Unlimited Bonds, School Building Project, 4.00%, 2/15/13	$100	$101

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 11/15/13	300	316

Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 3/1/15	3,000	3,331

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,923

Irving Reform & Improvement G.O. Limited Bonds, Series A, Unrefunded Balance, 5.00%, 11/15/13	865	911

La Joya Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds (PSF Gtd.), 1.00%, 8/1/13 (2)	125	125

Lower Colorado River Authority Revenue Bonds, Series 2012, Unrefunded Balance, 5.00%, 5/15/13	900	927

Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance, 5.00%, 5/15/15	1,510	1,684

Lower Colorado River Authority Revenue Bonds, Series 2012-2, Unrefunded Balance, 5.00%, 5/15/13	485	500

Lower Colorado River Authority Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 5/15/13	5	5
5.00%, 5/15/13	5	5
5.00%, 5/15/15	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Escrowed to Maturity, 5.00%, 5/15/13	100	103
5.00%, 5/15/15	65	73

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Escrowed to Maturity, 5.00%, 5/15/13	5	5

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Texas – 7.1% – continued

Lubbock County G.O. Limited Bonds (NATL-RE FGIC Insured), 4.00%, 2/15/13	$350	$355

Mansfield Independent School District G.O. Unlimited Refunding Bonds, 4.00%, 2/15/13	150	152

Montgomery Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 3.50%, 2/15/13	100	101

North Texas State Municipal Water District System Revenue Bonds, 5.00%, 9/1/13	400	418

Round Rock G.O. Limited Refunding Bonds (AMBAC Insured), 5.00%, 8/15/13	190	198

San Antonio Electric & Gas Revenue Refunding Bonds, Unrefunded Balance, 5.25%, 2/1/13	190	193

San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 2/1/13	100	101

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,964

Texas State PFA G.O. Unlimited Refunding Bonds, 5.50%, 10/1/12	2,260	2,261

Texas State PFA Revenue Refunding Bonds, Series A, Building & Procurement Projects (AMBAC Insured), 5.00%, 2/1/13	150	152

Texas State TRANS, 2.50%, 8/30/13	15,000	15,312

University of Texas Financing System Revenue Bonds, Series B, 5.25%, 8/15/13	100	105

University of Texas Financing System Revenue Refunding Bonds, Series A, 5.00%, 8/15/13	225	235
		74,955

Utah – 2.4%

Davis County School District G.O. Unlimited Bonds (School Board Guaranty Program), 3.25%, 6/1/13	580	592

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Utah – 2.4% – continued

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	$7,540	$9,231

Intermountain Power Agency Supply Revenue Refunding Bonds, Sub Series A (AMBAC Insured), 5.00%, 7/1/13	125	129

Intermountain Power Agency Supply Revenue Refunding Bonds, Series A, 5.50%, 7/1/14	3,500	3,638

Uintah County Municipal Building Authority Lease Revenue Bonds, 4.50%, 6/1/14	650	690

Utah State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/15	10,160	11,465
		25,745

Vermont – 0.0%

Vermont State Educational & Health Buildings Financing Agency Revenue Bonds, Series A, Middlebury College Project, Escrowed to Maturity, 5.25%, 11/1/12	225	226

Virginia – 5.4%

Arlington County G.O. Unlimited Refunding Bonds, Series D, 4.00%, 8/1/15	3,235	3,568

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	11,651

Loudoun County G.O. Unlimited Bonds, Series B, 5.00%, 11/1/17	10,000	12,186

Loudoun County Public Improvement G.O. Unlimited Bonds, Series B, (State Aid Withholding), 5.00%, 12/1/13	1,000	1,056

Norfolk Capital Improvement G.O. Unlimited Bonds, Series A, 2.25%, 11/1/13	675	690

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/20	8,170	10,268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Virginia – 5.4% – continued

Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	$1,000	$1,168

Virginia State Public School Authority Revenue Refunding Bonds, Series C, School Financing (State Aid Withholding), 5.00%, 8/1/19	10,000	12,443

Virginia State Resources Authority Infrastructure Revenue Bonds, Senior Non Ace Series A, Pooled Financing Program, 5.00%, 11/1/15	4,025	4,578

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing Program, 3.00%, 11/1/13	115	118

Virginia State Resources Senior Authority Infrastructure Revenue Bonds, Unrefunded Balance, 3.00%, 11/1/13	130	134
		57,860

Washington – 3.3%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series A (AMBAC Insured), 3.63%, 11/1/13	100	103

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1, 5.00%, 7/1/14	3,500	3,785
5.50%, 7/1/14	1,200	1,308

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, 5.50%, 7/1/13	250	260
5.00%, 7/1/15	5,000	5,623
5.00%, 7/1/18	10,000	12,239

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3 (AMBAC Insured), 5.00%, 7/1/13	300	311

Energy Northwest Electric Revenue Refunding Bonds, Series D, Project 1, 5.00%, 7/1/13	125	129

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Washington – 3.3% – continued

King County G.O. Limited Tax Refunding Bonds (AGM Insured), 4.00%, 1/1/13	$100	$101

Pierce County School District No. 320 Sumner G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured), 4.00%, 12/1/12	100	101

Pierce County School District No. 403 Bethel G.O. Unlimited Refunding Bonds (NATL-RE FGIC School Board Guaranty Insured), 4.25%, 6/1/13	175	180

Seattle Municipal Light & Power Improvement Revenue Refunding Bonds, 5.00%, 4/1/13	200	205

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,383

Snohomish County Public Utility District No. 1 Generation System Revenue Refunding Bonds, 4.00%, 12/1/13	200	209

Snohomish County Public Utility System District No. 1 Electric Revenue Refunding Bonds, 2.00%, 12/1/13	100	102

Spokane County School District No. 81 G.O. Unlimited Bonds (AGM Insured School Building Gtd.), 5.13%, 6/1/13	110	114

Washington State G.O. Unlimited Bonds, Series B, Motor Vehicle Fuel Tax, 5.00%, 7/1/13	100	104

Washington State G.O. Unlimited Bonds, Series D, 4.25%, 1/1/13	145	146

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	6,289
		34,692

West Virginia – 0.0%

West Virginia State G.O. Unlimited Bonds (NATL-RE-FGIC Insured), 5.00%, 6/1/13	200	207

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.7% – continued

Wisconsin – 1.5%

Madison G.O. Unlimited Promissory Notes, Series A, 3.75%, 10/1/13	$100	$103

Milwaukee City G.O. Unlimited Promissory Notes, Series N1, 3.00%, 2/15/13	150	152
5.00%, 2/15/16	4,300	4,943

Milwaukee County G.O. Unlimited Refunding Bonds, Series A, 3.40%, 8/1/14	5,000	5,280

Wisconsin State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/15	4,625	5,168
		15,646
Total Municipal Bonds
(Cost $940,637)		985,026

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.1%

AIM Tax-Free Cash Reserve Portfolio	95,964	$96

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	75,627,951	75,628
Total Investment Companies
(Cost $75,724)		75,724

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.6%

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-2, 2.50%, 6/1/13	$5,000	$5,068

Richardson G.O. Limited Bonds, Series B, 2.00%, 2/15/13	900	906

South Carolina State Economic Development G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 3.00%, 4/1/13	20	20
Total Short-Term Investments
(Cost $5,989)		5,994

Total Investments – 100.4%
(Cost $1,022,350)		1,066,744

Liabilities less Other Assets – (0.4)%		(4,267)
NET ASSETS – 100.0%		$1,062,477

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $45,177,000 with net purchases of approximately $30,451,000 during the six months ended September 30, 2012.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligations	32.7%
General	19.6
School District	13.1
Financials	7.1
Transportation	6.2
Power	5.8
Higher Education	5.2
All other sectors less than 5%	10.3

Total	100.0%

At September 30, 2012, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	21.5%
AA	57.7
A	9.6
Not Rated	0.8
SP1+/MIG1	3.0
SP1/MIG1	0.3
Cash and Equivalents	7.1

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short-Intermediate Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$985,026	(1)	$–	$985,026
Investment Companies	75,724	–		–	75,724
Short-Term Investments	–	5,994		–	5,994
Total Investments	$75,724	$991,020		$–	$1,066,744

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2%

Alaska – 0.3%

Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured), 5.25%, 12/1/25	$3,000	$3,275

Arizona – 0.9%

Arizona State Transportation Board Highway Revenue Bonds, Series B, 5.00%, 7/1/24	5,000	5,932

Phoenix Civic Plaza Improvement Corp. Excise TRB, Subordinated Series A (BHAC-CR FGIC Insured), 5.00%, 7/1/41	5,000	5,424
		11,356

California – 10.3%

Alvord Unified School District G.O. Unlimited Refunding Bonds, Series A (AGM-CR NATL-RE Insured), 5.90%, 8/1/30	10,000	12,855

Brentwood Infrastructure Financing Authority Water Revenue Bonds, 5.75%, 7/1/38	1,500	1,703

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	130	131

California State G.O. Unlimited Refunding Bonds, 5.25%, 2/1/30	5,905	6,954

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,499

California State Various Purpose G.O Unlimited Bonds, 5.00%, 9/1/42 (1)	5,375	5,993

Carlsbad Unified School District Convertible Capital Appreciation Election G.O. Unlimited Bonds, Series B, 3.19%, 5/1/34 (2)	2,500	2,025

City of Chula Vista Industrial Development Variable Revenue Refunding Bonds, Series F (AMT) San Diego Gas, 4.00%, 5/1/39	9,560	9,611

El Camino Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2002, 5.35%, 8/1/34 (2)	3,000	1,073
7.19%, 8/1/38 (2)	14,000	3,935

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 10.3% – continued

El Camino Community College District G.O. Unlimited Bonds, Series C, Election 2002, 4.00%, 8/1/37	$7,500	$7,815
5.00%, 8/1/37	6,875	7,944

Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured), 5.00%, 5/15/21	1,000	1,103

Los Angeles County Sanitation Districts Financing Authority Capital Project Revenue Bonds, Series A (AGM Insured), Partially Prerefunded, 5.00%, 10/1/21	1,000	1,046

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A, 5.00%, 7/1/43	10,000	11,607

Metropolitan Water District of Southern California Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	7,006

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series F, 5.00%, 7/1/27 (1)	1,000	1,251

Modesto Irrigation District Capital Improvements COP, Series A, 5.75%, 10/1/29	7,020	8,104

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,466

San Diego County Regional Transportation Commission Revenue Bonds, Series A, 5.00%, 4/1/48	5,000	5,728

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,752

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1 Election 2008, 6.00%, 7/1/43	1,100	1,366

Turlock Public Financing Authority Sewer Revenue Bonds, 4.00%, 9/15/33	5,000	5,222

University of California General Revenue Bonds, Series Q, 5.25%, 5/15/27	2,500	2,952

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

California – 10.3% – continued

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election 2002, 5.50%, 8/1/33	$7,000	$8,344
		124,485

Colorado – 0.7%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series B (State Higher Education Intercept Program Insured), 5.00%, 3/1/24	2,000	2,564

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,461

Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured), 6.00%, 1/1/14	2,275	2,285
		8,310

Connecticut – 0.3%

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	2,500	3,104

Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured), 4.75%, 11/15/18	735	796
		3,900

Delaware – 0.1%

Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured), 5.80%, 7/1/35	1,565	1,637

District of Columbia – 2.0%

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,182

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	23,431
		24,613

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Florida – 4.9%

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	$5,235	$6,064
5.00%, 9/1/25	1,000	1,151

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,762

Florida State Board of Education G.O. Unlimited Bonds, Escrowed to Maturity, 9.13%, 6/1/14	325	368

Florida State Board of Education G.O. Unlimited Bonds, Unrefunded Balance, 9.13%, 6/1/14	380	399

Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity, 10.00%, 7/1/14	6,365	7,103

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	11,646

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.25%, 10/1/19	2,000	2,466
6.25%, 10/1/31	3,000	3,651

Jacksonville Port Authority Revenue Refunding Bonds (AMT), 5.00%, 11/1/38	6,500	7,024

Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,934

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	6,805	7,848

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	4,855	5,179
		58,595

Georgia – 3.0%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, 5.50%, 1/1/38	7,500	8,544

Atlanta Airport Revenue Bonds, Series B, 5.00%, 1/1/37	1,000	1,130

Georgia State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/24	5,000	6,408

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Georgia – 3.0% – continued

Georgia State G.O. Unlimited Bonds, Series C, 5.00%, 7/1/13	$5,000	$5,183

Georgia State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 9/1/21	5,000	6,042
4.00%, 9/1/22	5,000	6,070

Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,593
		35,970

Hawaii – 2.6%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	5,000	5,837

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,166

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE FGIC Insured), 5.00%, 7/1/35	15,000	16,392

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution, 3.00%, 7/1/22 (1)	2,100	2,277

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,768
		31,440

Illinois – 8.6%

Bolingbrook Capital Appreciation G.O. Unlimited Bonds, Series B, Unrefunded Balance (NATL-RE Insured), 13.34%, 1/1/33 (2)	505	165

Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured), 5.00%, 1/1/31	2,000	2,006

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	4,740	5,623

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT) Passenger Facilities Charge, 5.00%, 1/1/26	2,500	2,792

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Illinois – 8.6% – continued

Illinois State Educational Facilities Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/38	$5,505	$5,751

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,551
5.25%, 3/1/40	2,500	2,806

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, 6.13%, 10/1/40	5,000	5,878

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 2/1/27	5,000	5,556

Illinois State Sales TRB, 5.25%, 6/15/24	5,000	5,167

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,676

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,581

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place (AGM Insured), 5.00%, 6/15/50	12,500	13,611

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B-2, McCormick Project, 5.00%, 6/15/50	5,000	5,443

Metropolitan Pier & Exposition Authority Revenue Bonds, Series A, McCormick Place Project, 5.00%, 6/15/42	3,000	3,373

Metropolitan Pier & Exposition Authority Revenue CABS, Series B, McCormick Place Project, 12.58%, 12/15/41 (2)	20,000	4,661

Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured), 5.75%, 6/1/34	2,900	3,807

Springfield Water Revenue Bonds, 5.50%, 3/1/32	2,300	2,611

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Illinois – 8.6% – continued

Springfield Water Revenue Refunding Bonds, 5.00%, 3/1/37	$10,285	$11,763
		103,821

Indiana – 1.3%

Hamilton County Public Building Corp. First Mortgage Revenue Bonds, 7.25%, 8/1/13	2,850	2,954

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien - CWA Authority, 5.25%, 10/1/38	2,500	2,907

Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), 7.40%, 7/1/15	5,620	6,216

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL-RE FGIC Insured), 3.50%, 6/1/18	3,280	3,637
		15,714

Kansas – 1.0%

Kansas Development Finance Authority Hospital Revenue Refunding Bonds, Series A, Adventist Health System/Sunbelt Obligation Group, 5.00%, 11/15/27	1,500	1,767

Wichita G.O. Unlimited Renewal & Improvement Temporary Notes, Series 248, 0.30%, 8/15/13	10,800	10,801
		12,568

Louisiana – 2.5%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, 5.25%, 2/1/39	5,000	5,611

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	10,000	12,657

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/26	10,000	12,322
		30,590

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Maryland – 2.1%

Maryland State & Local Facilities G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	$5,000	$6,194

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series C, 4.00%, 8/15/21	5,000	6,039

Maryland State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/21	5,610	6,917

Prince Georges County G.O. Limited Bonds, Series A, Consolidated Public Improvement, 5.00%, 9/15/21	5,000	6,463
		25,613

Massachusetts – 7.6%

Massachusetts Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/30	5,675	7,497
5.25%, 7/1/34	7,000	9,422

Massachusetts School Building Authority Sales TRB, Series A, Prefunded Balance, 5.00%, 8/15/30	645	730

Massachusetts School Building Authority Sales TRB, Series A, Unrefunded Balance, 5.00%, 8/15/30	4,355	4,804

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/22	5,000	6,305
5.00%, 10/1/23	10,000	12,469

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,237

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Massachusetts Institute of Technology (G.O. of University Insured), 5.00%, 7/1/19	5,000	5,913

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, 5.25%, 7/1/29	5,000	5,723

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/22	10,000	12,819

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Massachusetts – 7.6% – continued

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, 5.00%, 8/1/27	$10,000	$12,326

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,947

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, (AGM Insured), 5.25%, 8/1/28	5,000	6,642
		91,834

Michigan – 1.5%

Detroit City School District G.O. Unlimited Refunding Bonds, Series A, School Building & Site Improvement (Q-SBLF Insured), 5.00%, 5/1/22	6,750	8,037

Michigan State Building Authority Revenue Refunding Bonds, Series I-A, Facilities Program, 5.50%, 10/15/45	2,565	2,973

Michigan State Building Authority Revenue Refunding Bonds, Series II-A, Facilities Program, 5.38%, 10/15/36	5,000	5,797

Wayne Charter County Airport Revenue Refunding Bonds, Series C (NATL-RE FGIC Insured), Prerefunded, 5.38%, 12/1/12	905	913
5.38%, 12/1/12	95	96
		17,816

Minnesota – 0.7%

Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project, (AGM School District Credit Program Insured), 5.00%, 2/1/26	5,000	5,445

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/19	2,500	3,146
		8,591

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured), 5.40%, 6/1/38	35	36

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Missouri – 0.4%

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A, 2.50%, 10/1/25	$5,000	$4,991

Nebraska – 1.2%

Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	6,442

Omaha Public Power District Revenue Refunding Bonds, Series A, 5.00%, 2/1/23 (1)	3,630	4,552

Omaha Public Power System District Revenue Bonds, Series A, 5.50%, 2/1/39	2,500	2,906
		13,900

Nevada – 0.2%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,881

New Hampshire – 1.0%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	10,000	11,982

New Jersey – 2.9%

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.50%, 6/15/41	5,230	6,125

New Jersey State Transportation Trust Fund Authority Capital Appreciation System Revenue Bonds, Series C (AMBAC Insured), 9.49%, 12/15/28 (2)	1,000	508

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.00%, 6/15/42	10,000	11,246

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 2.21%, 1/1/35 (2)	5,000	4,701

New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/21	10,000	12,316
		34,896

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

New Mexico – 0.3%

New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series 1-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	$2,805	$3,099

New York – 16.3%

Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	6,057

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	11,360

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE Insured), 5.00%, 11/15/21	5,000	5,793

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A (NATL-RE-IBC Insured), 5.00%, 11/15/30	15,000	15,083

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,919

Metropolitan Transportation Authority Revenue Refunding Bonds, Series F, 4.00%, 11/15/27	2,200	2,363
5.00%, 11/15/30	6,350	7,434

New York City G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/22	5,000	6,302

New York City G.O. Unlimited Refunding Bonds, Series F, 5.00%, 8/1/21	5,000	6,285

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	12,082

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011, 5.00%, 2/1/23	3,905	4,789

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/26	5,000	6,114
5.00%, 2/1/42	5,000	5,761

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

New York – 16.3% – continued

New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Prerefunded, 5.25%, 2/1/13	$4,880	$4,964

New York City Transitional Finance Authority Future TRB, Subseries F-1, 5.00%, 5/1/39	5,000	5,796

New York City Transitional Finance Authority Future TRB, Unrefunded Balance (NATL-RE FGIC Insured), 5.25%, 2/1/17	120	122

New York State Dormitory Authority Non-State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty State Aid Withholding), 5.25%, 10/1/23	5,000	5,935

New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured), 5.50%, 5/15/28	5,000	6,580

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	5,000	6,897

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	14,683

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,724

New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, 5.50%, 4/15/35	5,000	7,256

New York State Thruway Authority General Revenue Bonds, Series I, 5.00%, 1/1/37	5,000	5,677

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	6,034

Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured), 5.25%, 10/15/19	5,000	5,489
5.00%, 10/15/24	10,000	10,901

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

New York – 16.3% – continued

Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Series B-1C, 5.50%, 6/1/19	$2,500	$2,587

Triborough Bridge & Tunnelauth General Revenue Refunding Bonds, Series B, 5.00%, 11/15/23	5,000	6,322
		196,309

North Carolina – 0.9%

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	3,409

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured), 6.00%, 1/1/22	6,015	7,803
		11,212

Ohio – 2.1%

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/23	10,000	12,291

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,169

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/21	3,160	3,991

Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/21	5,000	6,323
		25,774

Oklahoma – 0.1%

McGee Creek Authority Water Revenue Bonds (NATL-RE Insured), 6.00%, 1/1/13	1,155	1,170

Oregon – 0.3%

Oregon State G.O. Unlimited Refunding Bonds, Series N, 5.00%, 12/1/23	2,845	3,580

Pennsylvania – 0.6%

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 4.00%, 7/1/23	5,000	5,892

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Pennsylvania – 0.6% – continued

Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue Bonds, Series A, Student Association, Inc. Project, 6.75%, 9/1/32	$1,475	$1,477
		7,369

South Carolina – 1.9%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 04, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	5,995	7,651

South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper, 5.50%, 1/1/38	13,000	15,456
		23,107

Texas – 4.7%

Dallas Independent School District School Building G.O. Unlimited Bonds (PSF Gtd.), 6.38%, 2/15/34	5,000	6,222

Dallas-Fort Worth International Airport Joint Revenue Bonds, Series A (AMT) (NATL-RE Insured), 5.50%, 11/1/20	835	875

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/22	1,780	2,205

Frisco Independent School District School Building G.O. Unlimited Bonds, Series A (PSF Gtd.), 6.00%, 8/15/38	5,000	6,223

Frisco Independent School District School Building G.O. Unlimited Bonds, Series B (PSF Gtd.), Prerefunded, 5.00%, 8/15/13	10,695	11,135

Grand Prairie Independent School District Capital Appreciation G.O. Unlimited Refunding Bonds, 14.33%, 8/15/29 (2)	12,505	4,930

Houston Airport System Revenue Refunding Bonds, Series A (AMT), Subordinate Lien, 5.00%, 7/1/23	5,000	5,871

Leander Independent School District G.O. Unlimited Refunding Bonds (PSF Gtd.), 5.00%, 8/15/32	5,000	5,017

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 86.2% – continued

Texas – 4.7% – continued

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, 6.25%, 5/15/31	$10,000	$11,897

Sam Rayburn Municipal Power Agency Revenue Refunding Bonds, 6.00%, 10/1/16	1,000	1,000
6.00%, 10/1/21	1,250	1,251
		56,626

Virginia – 0.2%

Norfolk Water Revenue Refunding Bonds, 5.00%, 11/1/21	1,500	1,916

Washington – 1.0%

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	5,200	6,073

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/20	5,000	6,271
		12,344

Wisconsin – 1.7%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/21	7,625	9,696
5.00%, 11/1/22	5,000	6,289

Wisconsin State Transportation Revenue Bonds, Series 2, 5.00%, 7/1/21	4,000	5,064
		21,049
Total Municipal Bonds
(Cost $960,948)		1,041,369

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 11.2%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (3)(4)	135,114,367	$135,114
Total Investment Companies
(Cost $135,114)		135,114

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.7%

California State Revenue Notes, Series A-2, 2.50%, 6/20/13	$10,000	$10,161

Sonoma County G.O. Unlimited TRANS, 2.50%, 10/25/12	10,000	10,017
Total Short-Term Investments
(Cost $20,163)		20,178

Total Investments – 99.1%
(Cost $1,116,225)		1,196,661

Other Assets less Liabilities – 0.9%		11,217
NET ASSETS – 100.0%		$1,207,878

(1)	When-Issued Security.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	At March 31, 2012, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $157,745,000 with net sales of approximately $22,631,000 during the six months ended September 30, 2012.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	18.8%
General	17.9
Water	11.8
Financials	11.3
Transportation	10.4
School District	6.4
Power	5.9
Higher Education	5.4
All other sectors less than 5%	12.1

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	%
AAA	13.5%
AA	54.4
A	16.9
BBB	1.3
SP1+/MIG1	2.6
Cash and Equivalents	11.3

Total	100.0%

*Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Fund’s investments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$–	$1,041,369	(1)	$–	$1,041,369
Investment Companies	135,114	–		–	135,114
Short-Term Investments	–	20,178		–	20,178
Total Investments	$135,114	$1,061,547		$–	$1,196,661

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

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TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	HUD	Housing and Urban Development
AMBAC	American Municipal Bond Assurance Corporation	IBC	Insured Bond Certificates
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	LOC	Line of Credit
BHAC	Berkshire Hathaway Assurance Corporation	NATL-RE	National Public Finance Guarantee Corporation
COP	Certificate of Participation	MBIA	Municipal Bond Insurance Association
COPS	Certificates of Participation	MWRA	Massachusetts Water Resources Authority
CR	Custody Receipt	PCR	Pollution Control Revenue
EDA	Economic Development Agency	PFA	Public Finance Authority
FGIC	Financial Guaranty Insurance Corporation	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corporation	Q-SBLF	Qualified School Bond Loan Fund
FNMA	Federal National Mortgage Association	SCSDE	South Carolina School District Enhancement
FSA	Financial Security Assurance	SFM	Single Family Mortgage
GNMA	Government National Mortgage Association	TCRS	Transferable Custodial Receipts
G.O.	General Obligation	TRANS	Tax and Revenue Anticipation Notes
Gtd.	Guaranteed	TRB	Tax Revenue Bonds
HFDC	Health Facilities Development Corp.	XLCA	XL Capital Assurance

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

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TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets having a fair value at least equal to the amount of the commitment. When-issued securities at September 30, 2012, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2012. Cost of investments includes amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the NAVs of the Funds. As of September 30, 2012, the Funds did not have any reclassifications.

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2011, through the fiscal year ended March 31, 2012, the following Fund incurred net capital losses which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Short Intermediate Tax-Exempt	$6

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amount in thousands	MAR 31, 2017	MAR 31, 2018	MAR 31, 2019
High Yield Municipal	$9,862	$24,430	$12,268

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS/ (LOSSES)
Arizona Tax-Exempt	$57	$190	$697	$7,363
California Intermediate Tax-Exempt	156	292	149	19,924
California Tax-Exempt	61	1,672	301	10,462
High Yield Municipal	250	2	—	29,168
Intermediate Tax-Exempt	788	8,242	10,884	80,189
Short Intermediate Tax-Exempt	282	—	117	43,231
Tax-Exempt	413	4,653	3,377	59,961

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,685	$8	$404
California Intermediate Tax-Exempt	10,164	41	—
California Tax-Exempt	4,322	972	187
High Yield Municipal	30,657	268	—
Intermediate Tax-Exempt	46,846	429	3,616
Short Intermediate Tax-Exempt	19,125	—	—
Tax-Exempt	34,530	29	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,793	$133	$187
California Intermediate Tax-Exempt	8,845	22	1,228
California Tax-Exempt	5,624	1,945	367
High Yield Municipal	37,042	261	—
Intermediate Tax-Exempt	48,525	22,843	7,434
Short-Intermediate Tax-Exempt	18,014	42	225
Tax-Exempt	39,360	12,050	7,000

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the High Yield Municipal Fund’s borrowings was $2,000,000 and the weighted average interest rate on these borrowings was 1.22 percent for the six months ended September 30, 2012. No other Funds incurred any interest expenses during the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2012, the investment adviser contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and the expense limitations for the six months ended September 30, 2012, for the Funds were as follows:

	CONTRACTUAL
	ANNUAL ADVISORY FEE	EXPENSE LIMITATION
Short-Intermediate Tax-Exempt	0.50%	0.45%

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	CONTRACTUAL ANNUAL ADVISORY FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.55%	0.52%	0.50%	0.45%
California Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.45%
California Tax-Exempt	0.55%	0.52%	0.50%	0.45%
High Yield Municipal	0.65%	0.61%	0.59%	0.80%
Intermediate Tax-Exempt	0.55%	0.52%	0.50%	0.45%
Tax-Exempt	0.55%	0.52%	0.50%	0.45%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2013. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Tax-Exempt Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, or in the California Municipal Money Market Fund (the “California Fund”), another investment portfolio of the Trust which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Arizona Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt and Tax-Exempt Funds currently invest uninvested cash in the Portfolio and the California Intermediate Tax-Exempt and California Tax-Exempt Funds currently invest uninvested cash in the California Fund. Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s or California Fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio or California Fund pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio or California Fund is 0.35 and 0.45 percent, respectively. However, pursuant to the exemptive order, the investment adviser will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. The reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board

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NOTES TO THE FINANCIAL STATEMENTS continued

to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$26,615	$ —	$28,978
California Intermediate Tax-Exempt	—	118,707	—	120,320
California Tax-Exempt	—	119,450	—	99,003
High Yield Municipal	—	13,792	—	44,534
Intermediate Tax-Exempt	—	1,314,272	—	1,175,241
Short-Intermediate Tax-Exempt	—	118,852	—	84,606
Tax-Exempt	—	924,288	—	869,209

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$10,132	$(26)	$10,106	$107,790
California Intermediate Tax-Exempt	25,991	—	25,991	330,848
California Tax-Exempt	15,223	(12)	15,211	148,087
High Yield Municipal	46,188	(3,121)	43,067	330,981
Intermediate Tax-Exempt	116,650	(396)	116,254	2,244,313
Short-Intermediate Tax-Exempt	45,186	—	45,186	1,021,558
Tax-Exempt	80,739	(105)	80,634	1,116,027

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,207	$13,275	28	$309	(1,425)	$(15,651)	(190)	$(2,067)
California Intermediate Tax-Exempt	3,873	42,383	29	316	(3,857)	(42,072)	45	627
California Tax-Exempt	2,165	25,523	91	1,083	(1,368)	(16,026)	888	10,580
High Yield Municipal	2,250	20,045	93	833	(6,390)	(56,764)	(4,047)	(35,886)
Intermediate Tax-Exempt	27,291	294,554	384	4,178	(26,800)	(288,249)	875	10,483
Short-Intermediate Tax-Exempt	16,828	179,102	63	673	(21,846)	(232,703)	(4,955)	(52,928)
Tax-Exempt	11,370	126,778	252	2,813	(10,569)	(117,529)	1,053	12,062

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Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	2,851	$30,548	79	$847	(2,288)	$(24,512)	642	$6,883
California Intermediate Tax-Exempt	9,842	103,589	62	647	(6,711)	(70,621)	3,193	33,615
California Tax-Exempt	5,539	62,163	213	2,389	(3,901)	(43,791)	1,851	20,761
High Yield Municipal	13,490	109,457	225	1,869	(74,026)	(615,901)	(60,311)	(504,575)
Intermediate Tax-Exempt	81,878	860,815	1,062	11,180	(38,312)	(399,536)	44,628	472,459
Short-Intermediate Tax-Exempt	40,251	427,799	99	1,058	(70,801)	(753,077)	(30,451)	(324,220)
Tax-Exempt	32,369	346,680	504	5,340	(20,967)	(221,119)	11,906	130,901

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) to disclose instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the item noted in Note 4 — Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on pages 82 and 83), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,045.30	$2.31
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,043.30	$2.31
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,061.10	$2.33
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.80%	$1,000.00	$1,064.70	$4.14
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.44%	$1,000.00	$1,040.60	$2.25
Hypothetical**	0.44%	$1,000.00	$1,022.86	$2.23

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,012.30	$2.27
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

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TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.45%	$1,000.00	$1,051.90	$2.31
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees noted Northern’s generally more conservative approach to investment management with respect to credit risk. The Trustees reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees also noted Northern’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in

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reviewing operations related to the Funds. The Trustees noted Northern’s and its affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees noted, in particular, that Northern has an investment style that seeks out securities with higher credit parameters than other fixed-income investment advisers. The Trustees considered the potential impact of the relative risk parameters on the Funds. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Funds’ longer term performance, as well as how Northern’s investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as applicable, as well as year-to-date. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees believed, based on the information received, that the majority of the Funds were performing well under current market circumstances and that Northern was appropriately monitoring the underperforming Funds. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the investment performance of the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees of the applicable money market fund. The Trustees also considered the additional contractual expense reimbursements that went into effect earlier in 2012. In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they generally focused more on the profitability of Northern’s and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Fund’s total expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, although the Funds’ contractual advisory fees were generally above their respective Lipper peer group medians. The Trustees also considered information comparing the Funds’ fee rates to the fee rates charged by Northern to private accounts managed by it with similar investment strategies. The Trustees noted the difference in services provided by Northern with regard to these clients, regulatory and compliance differences, board and committee support and other differences in operations among the Funds and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. In addition, the

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TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF ADVISORY AGREEMENT continued

Trustees considered that most of the Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Funds’ assets grew, shareholders would receive reduced fee rates. The Trustees also noted the increased expense reimbursements made by Northern beginning earlier in 2012.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

TAX-EXEMPT FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	91	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND

14	MONEY MARKET FUND

19	MUNICIPAL MONEY MARKET FUND

44	U.S. GOVERNMENT MONEY MARKET FUND

48	U.S. GOVERNMENT SELECT MONEY MARKET FUND

52	ABBREVIATIONS AND OTHER INFORMATION

53	NOTES TO THE FINANCIAL STATEMENTS

59	FUND EXPENSES

60	APPROVAL OF ADVISORY AGREEMENT

64	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost	$365,300	$6,457,849	$6,666,427	$1,019,826	$2,973,711
Repurchase agreements, at cost which approximates fair value	–	928,517	–	519,928	403,332
Cash	216	53,057	20,068	4,736	13
Interest income receivable	110	4,627	2,815	784	1,980
Receivable for securities sold	555	128,093	10,351	–	–
Receivable for fund shares sold	2	52	42	–	–
Receivable from affiliates for expense reimbursements	19	256	321	72	173
Prepaid and other assets	11	33	38	7	23
Total Assets	366,213	7,572,484	6,700,062	1,545,353	3,379,232
LIABILITIES:
Payable for securities purchased	–	281,919	89,155	28,991	47,982
Payable for fund shares redeemed	–	20,000	439	5,121	17
Distributions to shareholders	3	60	54	12	28
Payable to affiliates:
Investment advisory fees	15	299	272	63	139
Administration fees	6	119	109	25	55
Custody and accounting fees	2	43	22	7	21
Shareholder servicing fees	–	–	–	2	–
Transfer agent fees	6	119	108	25	55
Trustee fees	13	102	68	13	22
Accrued other liabilities	16	142	121	35	72
Total Liabilities	61	302,803	90,348	34,294	48,391
Net Assets	$366,152	$7,269,681	$6,609,714	$1,511,059	$3,330,841
ANALYSIS OF NET ASSETS:
Capital stock	$366,172	$7,278,414	$6,609,559	$1,511,064	$3,330,843
Accumulated undistributed net investment income (loss)	(11)	(24)	46	(10)	(11)
Accumulated undistributed net realized gain (loss)	(9)	(8,709)	109	5	9
Net Assets	$366,152	$7,269,681	$6,609,714	$1,511,059	$3,330,841
Shares Outstanding ($.0001 par value, unlimited authorization)	366,205	7,278,431	6,609,585	1,511,096	3,330,881
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$376	$8,994	$6,636	$1,215	$2,684
Total Investment Income	376	8,994	6,636	1,215	2,684
EXPENSES:
Investment advisory fees	499	9,006	8,231	1,716	4,436
Administration fees	199	3,603	3,292	686	1,775
Custody fees	26	402	342	85	201
Accounting fees	30	370	339	79	188
Transfer agent fees	200	3,602	3,292	686	1,775
Registration fees	6	40	34	17	24
Printing fees	13	66	51	13	29
Professional fees	16	62	57	21	36
Shareholder servicing fees	–	–	–	2	–
Trustee fees	5	48	43	9	23
Other	6	52	45	13	25
Total Expenses	1,000	17,251	15,726	3,327	8,512
Less expenses voluntarily reimbursed by investment adviser	(341)	(3,984)	(5,224)	(1,257)	(3,709)
Less expenses contractually reimbursed by investment adviser	(299)	(4,627)	(4,191)	(916)	(2,296)
Less custodian credits	(1)	(7)	(4)	(8)	(1)
Net Expenses	359	8,633	6,307	1,146	2,506
Net Investment Income	17	361	329	69	178
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(9)	82	109	5	9
Net Gains (Losses)	(9)	82	109	5	9
Net Increase in Net Assets Resulting from Operations	$8	$443	$438	$74	$187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2012

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income	$17	$47	$361	$1,202	$329	$803	$69	$139	$178	$328
Net realized gains (losses) on:
Investments	(9)	–	82	15	109	46	5	1	9	6
Net Increase in Net Assets Resulting from Operations	8	47	443	1,217	438	849	74	140	187	334
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(60,534)	(42,928)	(6,747)	(143,569)	(406,159)	326,977	159,914	(275,461)	(105,846)	313,780
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(60,534)	(42,928)	(6,747)	(143,569)	(406,159)	326,977	159,914	(275,461)	(105,846)	313,780
DISTRIBUTIONS PAID:
From net investment income	(20)	(49)	(361)	(1,198)	(329)	(803)	(69)	(140)	(178)	(342)
Total Distributions Paid	(20)	(49)	(361)	(1,198)	(329)	(803)	(69)	(140)	(178)	(342)
Total Increase (Decrease) in Net Assets	(60,546)	(42,930)	(6,665)	(143,550)	(406,050)	327,023	159,919	(275,461)	(105,837)	313,772
NET ASSETS:
Beginning of period	426,698	469,628	7,276,346	7,419,896	7,015,764	6,688,741	1,351,140	1,626,601	3,436,678	3,122,906
End of period	$366,152	$426,698	$7,269,681	$7,276,346	$6,609,714	$7,015,764	$1,511,059	$1,351,140	$3,330,841	$3,436,678
Accumulated Undistributed Net Investment Income (Loss)	$(11)	$(8)	$(24)	$(24)	$46	$46	$(10)	$(10)	$(11)	$(11)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	– (1)	– (1)	– (1)	–	(1)	0.01		0.03
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–		–
Total from Investment Operations	–	–	–	–		0.01		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	–	(3)	(0.01)		(0.03)
Total Distributions Paid	–	–	–	–		(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.03%	0.03%		1.11%		2.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$366,152	$426,698	$469,628	$971,027		$1,620,993		$1,604,086
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.18%	0.16%	0.27%	0.34	%(7)	0.57	%(8)	0.55%
Expenses, before reimbursements and credits(6)	0.50%	0.49%	0.57%	0.72%		0.71%		0.69%
Net investment income (loss), net of reimbursements and credits(6)	0.01%	0.01%	0.00%	(0.01)%		1.08%		2.75%
Net investment income (loss), before reimbursements and credits(6)	(0.31)%	(0.32)%	(0.30)%	(0.39)%		0.94%		2.61%

(1)	Per share amount from net investment income (loss) was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $306,000 which represents 0.03% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $360,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	–	(1)	0.01		0.04
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–	(2)	– (2)
Total from Investment Operations	–	–	–	–		0.01		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	–	(3)	(0.01)		(0.04)
Total Distributions Paid	–	–	–	–		(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.02%	0.03%	0.05	%(5)	1.16	%(5)	4.42%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$7,269,681	$7,276,346	$7,419,896	$7,682,040		$9,744,761		$11,309,359
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.24%	0.18%	0.30%	0.47	%(8)	0.57	%(9)	0.55%
Expenses, before reimbursements and credits(7)	0.48%	0.48%	0.55%	0.70%		0.70%		0.68%
Net investment income, net of reimbursements and credits(7)	0.01%	0.02%	0.02%	0.05%		1.18%		4.32%
Net investment income (loss), before reimbursements and credits(7)	(0.23)%	(0.28)%	(0.23)%	(0.18)%		1.05%		4.19%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 0.23% and 0.97% for the fiscal years ended March 31, 2010 and 2009, respectively.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.001%.
(8)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,976,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(9)	The net expense ratio includes the Participation Fee of approximately $2,325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	–	(1)	0.01		0.03
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–		–
Total from Investment Operations	–	–	–	–		0.01		0.03
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	–	(3)	(0.01)		(0.03)
Total Distributions Paid	–	–	–	–		(0.01)		(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.02%	0.08%		1.26%		2.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,609,714	$7,015,764	$6,688,741	$6,404,996		$10,170,902		$7,326,636
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.19%	0.16%	0.29%	0.45	%(7)	0.57	%(8)	0.55%
Expenses, before reimbursements and credits(6)	0.48%	0.48%	0.54%	0.70%		0.70%		0.68%
Net investment income, net of reimbursements and credits(6)	0.01%	0.02%	0.03%	0.09%		1.17%		2.84%
Net investment income (loss), before reimbursements and credits(6)	(0.28)%	(0.30)%	(0.22)%	(0.16)%		1.04%		2.71%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,450,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $1,707,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	–	(1)	0.01		0.04
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–		–
Total from Investment Operations	–	–	–	–		0.01		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	–	(3)	(0.01)		(0.04)
Total Distributions Paid	–	–	–	–		(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.02%	0.01%		1.10%		4.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,511,059	$1,351,140	$1,626,601	$1,445,539		$2,347,454		$1,833,602
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.17%	0.12%	0.23%	0.32	%(7)	0.56	%(8)(9)	0.55	%(8)
Expenses, before reimbursements and credits(6)	0.48%	0.49%	0.54%	0.71%		0.71%		0.70%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%		1.03%		3.94%
Net investment income (loss), before reimbursements and credits(6)	(0.30)%	(0.36)%	(0.30)%	(0.38)%		0.88%		3.79%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $325,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes custodian credits of approximately $125,000 and $98,000 which represents 0.01% of average net assets for the fiscal years ended March 31, 2009 and 2008, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
(9)	The net expense ratio includes the Participation Fee of approximately $383,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)	YEAR ENDED MARCH 31, 2012	YEAR ENDED MARCH 31, 2011	YEAR ENDED MARCH 31, 2010		YEAR ENDED MARCH 31, 2009		YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	– (1)	–	(1)	0.01		0.04
Net realized and unrealized gains (losses)	– (2)	– (2)	– (2)	–	(2)	–		–
Total from Investment Operations	–	–	–	–		0.01		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	– (3)	–	(3)	(0.01)		(0.04)
Total Distributions Paid	–	–	–	–		(0.01)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(4)	0.01%	0.01%	0.01%	0.01%		0.99%		4.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,330,841	$3,436,678	$3,122,906	$3,411,618		$5,010,970		$2,374,557
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.14%	0.09%	0.20%	0.31	%(7)	0.55	%(8)	0.55%
Expenses, before reimbursements and credits(6)	0.48%	0.48%	0.55%	0.69%		0.70%		0.69%
Net investment income, net of reimbursements and credits(6)	0.01%	0.01%	0.01%	0.01%		0.73%		3.85%
Net investment income (loss), before reimbursements and credits(6)	(0.33)%	(0.38)%	(0.34)%	(0.37)%		0.58%		3.71%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.
(7)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $539,000 which represents 0.01% of average net assets for the fiscal year ended March 31, 2010. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(8)	The net expense ratio includes the Participation Fee of approximately $635,000 which represents 0.02% of average net assets for the fiscal year ended March 31, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8%

California – 99.8%

ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.14%, 10/8/12	$10,800	$10,800

Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.18%, 10/8/12	3,060	3,060

California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.18%, 10/8/12	6,725	6,725

California Health Facilities Financing Authority Revenue VRDB, Adventist Health Systems West, Series B, (U.S. Bank N.A. LOC), 0.15%, 10/1/12	3,500	3,500

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A (Mizuho Corporate Bank Ltd. LOC), 0.18%, 10/1/12	6,550	6,550

Series C, (Sumitomo Mitsui Banking Corp. LOC), 0.17%, 10/1/12	8,450	8,450

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.19%, 10/8/12	9,300	9,300

California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.21%, 10/1/12	2,400	2,400

California Municipal Finance Authority Revenue VRDB, Chevron USA-Recovery Zone, 0.17%, 10/1/12	2,570	2,570

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica LOC), 0.26%, 10/8/12	12,750	12,750

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Big Bear Disposal, Inc. Project, (Union Bank N.A. LOC), 0.20%, 10/8/12	$500	$500

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica LOC), 0.21%, 10/8/12	2,940	2,940

California State G.O., Floating, Series A-2, (Bank of Montreal LOC), 0.14%, 10/1/12	10,000	10,000

California State G.O., Floating, Series C-4, (Citibank N.A. LOC), 0.20%, 10/8/12	3,800	3,800

California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	3,000	3,013

California State School Cash Reserve Program Authority Revenue Senior Notes, Series A, 2.00%, 3/1/13	3,500	3,525

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.18%, 10/8/12	7,000	7,000

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2, (JPMorgan Chase Bank N.A. LOC), 0.26%, 10/8/12 (1)	10,000	10,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, (FHLB of San Francisco LOC), 0.19%, 10/8/12	8,500	8,500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.19%, 10/8/12	1,300	1,300

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.19%, 10/8/12	$5,000	$5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Lincoln Walk Apartment Project, Series D (PNC Bancorp, Inc. LOC), 0.20%, 10/8/12	500	500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.19%, 10/8/12	700	700

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.17%, 10/8/12	7,785	7,785

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.19%, 10/8/12	11,845	11,845

California Statewide Communities Development Authority Revenue VRDB, Kaiser Permanente, Series A, (Kaiser Permanente Gtd.), 0.17%, 10/8/12	10,000	10,000

California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.19%, 10/8/12	3,400	3,400

California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.15%, 10/8/12	2,600	2,600

Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC Insured), 0.21%, 10/8/12	15,920	15,920

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.16%, 10/8/12	$4,500	$4,500

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A (FNMA LOC), 0.19%, 10/8/12	10,650	10,650

County of San Bernardino California G.O. TRANS, Series A, 2.00%, 6/28/13	3,500	3,546

Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA Gtd.), 0.19%, 10/8/12	6,500	6,500

Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.21%, 10/8/12 (1)	7,010	7,010

Irvine Ranch Water District 140 VRDB, Special Assessment, Construction Improvement Districts, (Bank of New York Mellon LOC), 0.15%, 10/1/12	3,300	3,300

Irvine Unified School Community District 09, Special Tax, Series A, (U.S. Bank N.A. LOC), 0.15%, 10/1/12	4,040	4,040

Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	500	500

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Subseries A-8, 0.17%, 10/8/12	100	100

Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.16%, 10/8/12	4,925	4,925

Los Angeles California G.O. TRANS, Series A, 2.00%, 2/28/13	2,000	2,015

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.20%, 10/8/12	$8,240	$8,240

Los Angeles California Wastewater System Revenue Refunding VRDB, Subseries C, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	2,500	2,500

Los Angeles Harbor Department Municipal Interest Bearing CP, 0.19%, 11/2/12	1,800	1,800

Los Angeles Harbor Department Revenue Bonds, CP, IAM1, 0.20%, 10/18/12	5,000	5,000

Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.16%, 10/8/12	7,435	7,435

Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.19%, 10/8/12	10,260	10,260

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.16%, 10/8/12	5,450	5,450

Series C, (State Street Bank & Trust Co. LOC), 0.16%, 10/8/12	1,300	1,300

Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA Gtd.), 0.17%, 10/8/12	7,850	7,850

Riverside County Transportation Commission Municipal Interest Bearing CP, (Union Bank N.A. LOC), 0.19%, 10/10/12	10,000	10,000

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Seasons of Winter, Series C-2, (FHLMC Gtd.), 0.19%, 10/8/12	6,900	6,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

Sacramento County California Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA Insured), 0.15%, 10/8/12	$5,880	$5,880

Sacramento County Sanitation Districts Financing Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.17%, 10/8/12	7,900	7,900

Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.14%, 10/8/12	10,000	10,000

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.24%, 10/8/12	7,110	7,110

San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	3,500	3,546

San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC Insured), 0.15%, 10/8/12	8,500	8,500

San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.16%, 10/8/12	6,000	6,000

Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Citibank N.A. LOC), 0.19%, 10/8/12	1,320	1,320

Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.17%, 10/8/12	13,990	13,990

Sunnyvale California COPS Refunding VRDB, Government Center Site, Series A, (Union Bank N.A. LOC), 0.19%, 10/8/12	2,800	2,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.8% – continued

California – 99.8% – continued

Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.14%, 10/8/12	$10,000	$10,000
		365,300
Total Municipal Investments
(Cost $365,300)		365,300

Total Investments – 99.8%
(Cost $365,300) (2)		365,300

Other Assets less Liabilities – 0.2%		852
NET ASSETS – 100.0%		$366,152

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The cost for federal income tax purposes was $365,300.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	16.0%
Educational Services	10.8
Electric Services, Power and Utility	8.0
Executive, Legislative and General Government	15.2
Health Services, Hospital and Residential Care	11.1
Urban and Community Development and Housing Programs	34.3
All other sectors less than 5%	4.6

Total	100.0%

At September 30, 2012, the maturity analysis for the California Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	11.2%
2 - 15 Days	82.7
16 - 30 Days	1.4
31 - 60 Days	0.5
98 - 180 Days	2.3
271 + Days	1.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the California Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Municipal Money Market Fund	$–	$365,300	(1)(2)	$–	$365,300

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are carried at amortized cost and therefore are classified as Level 2. An investment in the California Municipal Money Market Fund itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.8%

Auto Receivables – 0.6%

Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 11/18/12	$10,778	$10,778

Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 11/25/12	22,126	22,126

Honda Auto Receivables Owner Trust, Series 2012-3, Class A1, 0.29%, 11/25/12	11,430	11,430
		44,334

Other – 0.2%

John Deere Owner Trust, Series 2012-B, Class A1, 0.27%, 1/5/13	15,000	15,000
Total Asset-Backed Securities
(Cost $59,334)		59,334

CERTIFICATES OF DEPOSIT – 30.5%

Non-U.S. Depository Institutions – 30.5%

Australia and New Zealand Bank, 0.33%, 10/23/12	31,000	31,000

Bank of Montreal, Chicago Branch, 0.41%, 12/17/12, FRCD	15,000	15,000
0.46%, 8/1/13	30,000	30,000

Bank of Montreal, London, 0.30%, 2/26/13	38,000	38,000

Bank of Nova Scotia, Houston Branch, 0.74%, 12/17/12, FRCD	10,000	10,031

Bank of Nova Scotia, Houston, 0.25%, 10/1/12, FRCD	20,000	20,000
0.31%, 10/1/12, FRCD	45,000	45,000
0.25%, 10/22/12, FRCD	20,000	20,000
0.57%, 12/17/12, FRCD	15,000	15,022

Bank of Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.36%, 10/16/12	64,000	64,000
0.41%, 11/8/12	25,000	25,002
0.34%, 11/27/12	67,000	67,000

Barclays Bank PLC, New York Branch, 0.31%, 10/25/12	43,000	43,000

Barclays Bank PLC, New York, 0.36%, 11/28/12	90,000	90,000

BNP Paribas S.A., Chicago Branch, 0.40%, 12/17/12	100,000	100,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.5% – continued

Non-U.S. Depository Institutions – 30.5% – continued

Canadian Imperial Bank of Commerce, 0.26%, 10/1/12, FRCD	$35,000	$35,000
0.47%, 11/30/12, FRCD	40,000	40,000

Commonwealth Bank of Australia, London, 0.25%, 10/9/12	15,000	15,000
0.24%, 1/4/13	60,000	60,000

Credit Agricole CIB, New York, 0.56%, 12/20/12	45,000	45,000

Credit Agricole S.A., London, 0.46%, 10/1/12	110,000	110,000

Credit Suisse, New York, 0.37%, 10/1/12	72,000	72,000
0.33%, 10/16/12	55,000	55,000

Den Norske Bank ASA, London Branch, 0.34%, 10/10/12	15,000	15,000

Den Norske Bank ASA, New York, 0.32%, 10/5/12	96,000	96,000
0.23%, 12/18/12	20,000	20,000

Deutsche Bank A.G., New York Branch, 0.26%, 10/1/12, FRCD	55,000	55,000
0.33%, 11/14/12	60,359	60,359

Lloyds TSB Bank PLC, New York Branch, 0.40%, 10/24/12	45,000	45,000

Mizuho Corporate Bank, New York Branch, 0.34%, 11/23/12	30,000	30,000

National Australia Bank, 0.34%, 10/25/12	67,000	67,000

National Australia Bank, London, 0.34%, 10/23/12	22,000	22,000

Nordea Bank Finland PLC, New York, 0.30%, 10/1/12	31,082	31,082
0.30%, 10/9/12	85,000	85,000

Norinchukin Bank, New York Branch, 0.36%, 12/10/12	31,000	31,000

Oversea-Chinese Banking Corp., 0.25%, 10/23/12	13,000	13,000

Rabobank Nederland N.V., New York Branch, 0.30%, 10/22/12	15,000	15,000
0.28%, 11/26/12	34,000	34,000
0.39%, 4/2/13	128,000	128,000

Royal Bank of Canada, New York, 0.49%, 11/6/12, FRCD	29,000	29,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.5% – continued

Non-U.S. Depository Institutions – 30.5% – continued

Skandinaviska Enskildabanken AB, New York, 0.40%, 10/5/12	$33,000	$33,000
0.39%, 10/15/12	13,000	13,000
0.29%, 12/3/12	54,999	54,999

Societe Generale, New York Branch, 0.58%, 10/9/12	60,000	60,000
0.64%, 12/3/12	46,000	46,000

Svenska Handelsbanken, New York, 0.30%, 10/3/12	47,000	47,000

Toronto Dominion Bank, 0.20%, 10/1/12	25,000	25,000

Toronto Dominion Bank, New York, 0.28%, 11/6/12	16,695	16,695
0.30%, 4/1/13	22,000	22,000
0.30%, 4/22/13	15,000	15,000

Westpac Banking Corp., New York, 0.27%, 10/1/12, FRCD	35,000	35,000
0.50%, 8/1/13	32,000	32,000
		2,221,190
Total Certificates of Deposit
(Cost $2,221,190)		2,221,190

COMMERCIAL PAPER – 8.6%

Food and Beverage – 0.5%

Nestle Capital Corp., 0.39%, 5/20/13	32,875	32,793

Foreign Agency and Regional Governments – 1.9%

Caisse Des Depots Et Consignations, 0.40%, 10/24/12	58,000	57,985
0.30%, 2/1/13	60,000	59,938

KFW, 0.21%, 12/7/12	21,000	20,992
		138,915

Multi-Seller Conduits – 3.6%

Alpine Securitization, 0.21%, 10/25/12	15,000	14,998

Atlantic Asset Securitization Corp., 0.36%, 10/26/12	19,000	18,995

Kells Funding LLC, 0.46%, 10/5/12	16,001	16,000
0.37%, 11/20/12	30,000	29,985
0.30%, 11/28/12	25,000	24,988
0.32%, 12/6/12	15,000	14,991

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 8.6% – continued

Multi-Seller Conduits – 3.6% – continued

Liberty Street Funding LLC, 0.22%, 10/16/12	$14,867	$14,866

LMA Americas LLC, 0.35%, 10/29/12	16,000	15,996

Market Street Funding LLC, 0.23%, 10/23/12	14,113	14,111

Regency Markets No. 1 LLC, 0.21%, 10/16/12	58,000	57,995
0.21%, 10/22/12	12,000	11,998

Victory Receivables Corp., 0.21%, 10/18/12	16,000	15,998
0.20%, 10/24/12	8,000	7,999
		258,920

Non-U.S. Depository Institutions – 0.2%

Australia and New Zealand Bank, 0.49%, 11/16/12	12,000	12,000

Supranational – 0.5%

European Investment Bank, 0.40%, 10/1/12	39,530	39,530

U.S. Depository Institutions – 1.9%

JPMorgan Chase & Co., 0.28%, 10/24/12	140,000	139,975
Total Commercial Paper
(Cost $622,133)		622,133

CORPORATE NOTES/BONDS – 4.4%

Foreign Agencies – 1.0%

Kommunalbanken AS 0.31%, 10/1/12, FRN	16,000	16,000

Kommunalbanken AS, 0.31%, 10/1/12, FRN (1)	40,000	40,000
0.40%, 6/18/13 (1)	13,500	13,500
		69,500

Foreign Agency and Regional Governments – 1.7%

Export Development Canada, 0.29%, 10/1/12, FRN (1)	45,000	45,000
0.42%, 2/5/13 (1)	47,235	47,235

Network Rail Infrastructure Finance PLC, Government Gtd., 0.52%, 10/12/12 (1)	20,000	20,000
0.52%, 11/8/12, FRN (1)	12,250	12,250
		124,485

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 4.4% – continued

Insurance Carriers – 0.2%

Berkshire Hathaway, Inc., 0.87%, 11/13/12, FRN	$15,000	$15,034

Non-U.S. Depository Institutions – 0.2%

Commonwealth Bank of Australia, 0.00%, 10/2/12, FRN (1)	15,000	14,992

Property and Casualty – 0.2%

Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	15,000	15,605

Retailers – 0.7%

Wal-Mart Stores, 5.48%, 6/1/13, FRN	39,000	40,345
7.25%, 6/1/13	9,784	10,232
		50,577

Supranational – 0.4%

International Finance Corp., 0.25%, 10/15/12, FRN	15,000	15,000
0.24%, 10/29/12, FRN	15,000	15,000
		30,000
Total Corporate Notes/Bonds
(Cost $320,193)		320,193

EURODOLLAR TIME DEPOSITS – 15.0%

Non-U.S. Depository Institutions – 14.7%

BNP Paribas S.A., Grand Cayman, 0.12%, 10/1/12	245,000	245,000

Credit Agricole CIB, Grand Cayman, 0.23%, 10/1/12	151,000	151,000

Credit Agricole S.A., Paris Branch, 0.22%, 10/1/12	151,000	151,000

DBS Bank Ltd., Singapore Branch, 0.25%, 10/22/12	32,000	32,000

Deutsche Bank A.G., Cayman Islands Branch, 0.10%, 10/1/12	4,000	4,000

Skandinaviska Enskildabanken AB, 0.12%, 10/1/12	245,000	245,000
Societe Generale, Cayman Islands, 0.18%, 10/1/12	245,000	245,000
		1,073,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 15.0% – continued

U.S. Depository Institutions – 0.3%

Manufacturers & Traders Trust Co., 0.08%, 10/1/12	$20,000	$20,000
Total Eurodollar Time Deposits
(Cost $1,093,000)		1,093,000

U.S. GOVERNMENT AGENCIES – 24.1% (2)

Federal Farm Credit Bank – 4.4%

FFCB FRN, 0.20%, 10/1/12	77,000	77,017
0.36%, 10/1/12	10,000	9,999
0.19%, 10/11/12	14,000	14,000
0.25%, 10/12/12	31,500	31,502
0.19%, 10/13/12	35,000	34,994
0.17%, 10/17/12	35,000	34,983
0.21%, 10/18/12	15,000	15,005
0.21%, 10/19/12	15,000	15,007
0.16%, 10/20/12	35,000	34,991
0.11%, 10/23/12	25,000	24,999
0.08%, 10/27/12	25,000	24,999
		317,496

Federal Home Loan Bank – 11.9%

FHLB Bonds, 0.35%, 10/3/12	5,250	5,250
0.17%, 2/11/13	19,055	19,053
0.20%, 6/7/13	65,000	64,982
0.24%, 6/14/13	24,000	23,998
0.30%, 6/21/13	35,000	35,000
0.25%, 6/28/13	25,000	25,009
0.25%, 7/1/13	20,000	19,995

FHLB Discount Note, 0.13%, 11/9/12	20,000	19,997

FHLB FRN, 0.00%, 10/1/12	50,000	49,995
0.16%, 10/1/12	25,000	24,994
0.17%, 10/1/12	35,000	34,991
0.19%, 10/1/12	63,000	62,998
0.20%, 10/1/12	55,000	55,000
0.22%, 10/1/12	20,000	19,992
0.23%, 10/1/12	40,000	39,990
0.24%, 10/1/12	20,000	19,998
0.30%, 10/1/12	45,000	44,996
0.31%, 10/1/12	40,000	40,000
0.32%, 10/1/12	90,000	89,998

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.1% (2) – continued

Federal Home Loan Bank – 11.9% – continued
0.33%, 10/1/12	$15,000	$14,999
0.30%, 10/16/12	15,000	15,000
0.17%, 10/26/12	44,510	44,512
0.18%, 10/27/12	35,000	35,000
0.23%, 11/13/12	22,000	21,997
0.22%, 11/14/12	35,000	35,000
		862,744

Federal Home Loan Mortgage Corporation – 6.9%

FHLMC Discount Note, 0.13%, 10/10/12	55,000	54,998

FHLMC FRN, 0.31%, 10/1/12	20,000	19,998
0.17%, 10/2/12	20,000	20,001
0.18%, 10/3/12	10,000	9,998
0.18%, 10/4/12	65,000	64,989
0.18%, 10/6/12	25,000	25,002
0.17%, 10/13/12	22,880	22,879
0.17%, 10/17/12	212,000	211,980
0.18%, 10/21/12	70,000	70,005
		499,850

Federal National Mortgage Association – 0.9%

FNMA FRN, 0.38%, 10/1/12	15,000	14,997
0.22%, 10/12/12	15,000	14,996
0.24%, 10/23/12	40,000	40,003
		69,996
Total U.S. Government Agencies
(Cost $1,750,086)		1,750,086

U.S. GOVERNMENT OBLIGATIONS – 5.4%

U.S. Treasury Bills – 0.7%
0.08%, 1/3/13	29,000	28,993
0.20%, 3/7/13	20,000	19,983
		48,976

U.S. Treasury Notes – 4.7%
3.88%, 10/31/12	50,000	50,152
1.38%, 1/15/13	60,375	60,584
0.63%, 2/28/13	42,910	42,989
1.75%, 4/15/13	45,000	45,386
1.13%, 6/15/13	45,000	45,285
1.00%, 7/15/13	65,000	65,382
0.38%, 7/31/13	8,000	8,012

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 5.4% – continued

U.S. Treasury Notes – 4.7% – continued
3.38%, 7/31/13	$24,500	$25,147
		342,937
Total U.S. Government Obligations
(Cost $391,913)		391,913

Investments, at Amortized Cost
($6,457,849)		6,457,849

REPURCHASE AGREEMENTS – 12.8%

Joint Repurchase Agreements – 1.2% (3)

Bank of America Securities LLC, dated 9/28/12, repurchase price $19,671 0.15%, 10/1/12	19,670	19,670

Morgan Stanley & Co., Inc., dated 9/28/12, repurchase price $19,671 0.20%, 10/1/12	19,670	19,670

Societe Generale, New York Branch, dated 9/28/12, repurchase price $19,671 0.20%, 10/1/12	19,671	19,671

UBS Securities LLC, dated 9/28/12, repurchase price $29,506 0.17%, 10/1/12	29,506	29,506
		88,517

Repurchase Agreements – 11.6% (4)

BNP Paribas Securities, dated 9/14/12, repurchase price $100,009 0.20%, 10/1/12	100,000	100,000

BNP Paribas Securities, dated 9/28/12, repurchase price $150,003 0.25%, 10/1/12	150,000	150,000

JPMorgan Securities LLC, dated 7/19/12, repurchase price $30,042 0.55%, 10/19/12	30,000	30,000

JPMorgan Securities LLC, dated 9/27/12, repurchase price $50,002 0.21%, 10/4/12	50,000	50,000

JPMorgan Securities LLC, dated 9/28/12, repurchase price $100,002 0.25%, 10/1/12	100,000	100,000

Merrill Lynch, dated 9/28/12, repurchase price $350,006 0.19%, 10/1/12	350,000	350,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 12.8% – continued

Repurchase Agreements - 11.6% (4) – continued

UBS Securities LLC, dated 9/24/12, repurchase price $60,011 0.21%, 10/24/12	$60,000	$60,000
		840,000
Total Repurchase Agreements
(Cost $928,517)		928,517

Total Investments – 101.6%
(Cost $7,386,366) (5)		7,386,366

Liabilities less Other Assets – (1.6)%		(116,685)
NET ASSETS – 100.0%		$7,269,681

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$25,625	3.63% – 4.50%	4/15/28 – 5/15/41
U.S. Treasury Notes	$64,698	0.75% – 3.13%	12/15/13 – 5/15/21

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
CP	$31,504	0.26%	11/16/12
FHLMC	$133,536	2.04% – 6.50%	4/1/18 – 9/1/42
FNMA	$687,999	2.26% – 6.50%	2/1/18 – 10/1/42
GNMA	$12,802	3.50% – 6.00%	4/15/23 – 11/15/41

(5)	The cost for federal income tax purposes was $7,386,366.

Percentages shown are based on Net Assets.

At September 30, 2012, the maturity analysis for the Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	38.1%
2 - 15 Days	14.8
16 - 30 Days	18.7
31 - 60 Days	7.3
61 - 97 Days	7.2
98 - 180 Days	4.8
181 - 270 Days	6.1
271 + Days	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2012.

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund	$–	$7,386,366	(1)	$–	$7,386,366

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9%

Alabama – 1.4%

Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.33%, 10/8/12	$20,000	$20,000

Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.19%, 10/8/12	12,000	12,000

Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, Series 2006- 0109 (U.S. Bank N.A. LOC), 0.19%, 10/1/12	6,970	6,970

Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series, 0.20%, 10/1/12	12,300	12,300

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wachovia Bank N.A. LOC), 0.19%, 10/8/12	5,000	5,000

Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd., Project, (UBS A.G. LOC), 0.19%, 10/8/12	9,165	9,165

West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.17%, 10/8/12	24,000	24,000
		89,435

Alaska – 2.4%

Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B, 0.16%, 10/8/12	61,650	61,650

Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.16%, 10/8/12	29,520	29,520

Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.17%, 10/8/12	65,000	65,000
		156,170

Arizona – 1.3%

Apache County Arizona IDA PCR Refunding VRDB, Tucson Electric Power, Series A (U.S. Bancorp LOC), 0.17%, 10/8/12	25,425	25,425

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Arizona – 1.3% – continued

Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA Gtd.), 0.20%, 10/8/12	$9,700	$9,700

Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.21%, 10/8/12 (1)	16,450	16,450

Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.20%, 10/8/12	6,790	6,790

Salt River Project Arizona Agriculture Improvement & Power District Electrical Systems Revenue VRDB, Salt River Project, Series A, 0.18%, 10/8/12 (1)	8,700	8,700

Tucson Arizona IDA VRDB, Family Housing Resource Projects, Series A (FNMA LOC), 0.18%, 10/8/12	16,620	16,620
		83,685

California – 6.5%

ABAG Finance Authority For Nonprofit Corp. California COPS VRDB, Episcopal Homes Foundation, (Wells Fargo Bank N.A. LOC), 0.14%, 10/8/12	6,100	6,100

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series A, (Mizuho Corporate Bank Ltd. LOC), 0.18%, 10/1/12	11,500	11,500

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica LOC), 0.19%, 10/8/12	2,730	2,730

California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.16%, 10/8/12	12,760	12,760

California Municipal Finance Authority Revenue VRDB, Chevron USA-Recovery Zone, 0.17%, 10/1/12	7,450	7,450

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

California – 6.5% – continued

California School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	$42,000	$42,182

California School Cash Reserve Program Authority Revenue Notes, Series C, 2.00%, 2/1/13	10,000	10,059

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.18%, 10/8/12	57,400	57,400

California Statewide Communities Development Authority Multifamily Housing Revenue Refunding VRDB, Series C-2 (JPMorgan Chase Bank N.A. LOC), 0.26%, 10/8/12 (1)	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A (FHLB of San Francisco LOC), 0.19%, 10/8/12	13,500	13,500

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A (FHLB of San Francisco LOC), 0.19%, 10/8/12	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A (Citibank N.A. LOC), 0.19%, 10/8/12	4,500	4,500

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F (FHLB of San Francisco LOC), 0.17%, 10/8/12	3,600	3,600

California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, 0.18%, 10/8/12	20,000	20,000

California Statewide Communities Development Authority Revenue VRDB, (FHLB of San Francisco LOC), 0.19%, 10/8/12	7,000	7,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

California – 6.5% – continued

California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.19%, 10/8/12	$16,190	$16,190

California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.19%, 10/8/12	6,100	6,100

California Statewide Communities Development Corp. COPS VRDB, Covenant Retirement Communities, (Bank of America N.A. LOC), 0.15%, 10/8/12	14,900	14,900

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.19%, 10/8/12	6,400	6,400

City of Los Angeles California Wastewater System Revenue Refunding VRDB, Subseries C, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	1,000	1,000

City of Los Angeles G.O. TRANS, Series A, 2.00%, 2/28/13	20,000	20,148

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon Corp. LOC), 0.14%, 10/8/12	6,570	6,570

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC Gtd.), 0.19%, 10/8/12	6,955	6,955

County of Santa Clara California Multifamily Housing Revenue Refunding VRDB, Briarwood Apartments, (FNMA LOC), 0.16%, 10/8/12	4,200	4,200

Deutsche Bank Spears/Lifers Trust G.O., Series DB-662, Goldman Sachs, (Deutsche Bank A.G. Gtd.), 0.28%, 10/8/12 (1)	7,353	7,353

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, (Deutsche Bank A.G. Gtd.), 0.21%, 10/8/12 (1)	11,490	11,490

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

California – 6.5% – continued

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.21%, 10/8/12 (1)	$5,295	$5,295

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 637 (Deutsche Bank A.G. LOC), 0.28%, 10/8/12 (1)	13,988	13,988

Foothill De Anza California Community College District G.O., (Wells Fargo & Co. Gtd.), 0.21%, 10/8/12 (1)	21,240	21,240

Irvine Unified School Community District 09, Special Tax, Series A, (U.S. Bank N.A. LOC), 0.15%, 10/1/12	1,900	1,900

Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.18%, 10/8/12	2,275	2,275

Los Angeles California COPS VRDB, Kadima Hebrew Academy, Series A (U.S. Bank N.A. LOC), 0.16%, 10/8/12	1,300	1,300

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-2 0.17%, 10/8/12	19,600	19,600

Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.17%, 10/8/12	10,530	10,530

Los Angeles Harbor Department Municipal Interest Bearing CP, 0.19%, 10/24/12	5,000	5,000
0.19%, 11/2/12	500	500

Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B (State Street Bank & Trust Co. LOC), 0.16%, 10/8/12	1,000	1,000

Riverside County Transportation Commission Municipal Interest Bearing CP, (Union Bank N.A. LOC), 0.19%, 10/10/12	5,000	5,000

San Diego Unified School District G.O. TRANS, Series A-1, 2.00%, 1/31/13	15,000	15,090

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

California – 6.5% – continued

San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	$1,000	$1,013

Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project, (Wells Fargo Bank N.A. LOC), 0.17%, 10/8/12	15,965	15,965

Tahoe Forest California Hospital District Revenue VRDB, Health Facilities, (U.S. Bank N.A. LOC), 0.18%, 10/1/12	2,455	2,455
		432,238

Colorado – 2.0%

Arapahoe County Colorado Multifamily Housing Revenue Refunding VRDB, Hunters Run, (FHLMC LOC), 0.17%, 10/8/12	9,330	9,330

Colorado Educational & Cultural Facilities Authority Revenue Bonds, Fremont Christian School Project, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	16,610	16,610

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.17%, 10/8/12	4,470	4,470

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	635	635

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bethany Lutheran School Project, Series A-2 (U.S. Bank N.A. LOC), 0.16%, 10/8/12	3,435	3,435

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Cole Valley Christian Schools, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	4,675	4,675

Colorado Health Facilities Authority Revenue VRDB, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	11,555	11,555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Colorado – 2.0% – continued

Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A (U.S. Bank N.A. LOC), 0.16%, 10/8/12	$3,105	$3,105

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series A3 0.18%, 10/8/12	10,650	10,650

Colorado Springs Colorado Utilities Revenue VRDB, Systems Improvement, Series A 0.18%, 10/8/12	19,670	19,670

Fitzsimons Redevelopment Authority Colorado Revenue VRDB, University Physicians, Inc., (U.S. Bancorp LOC), 0.18%, 10/8/12	12,725	12,725

University of Colorado Hospital Authority Revenue VRDB, Series A, (Wells Fargo Bank N.A. LOC), 0.18%, 10/8/12	36,485	36,485
		133,345

District of Columbia – 0.2%

District of Columbia Revenue VRDB, D.C. Preparatory Academy, (M&T Bank Corp. LOC), 0.22%, 10/8/12	4,835	4,835

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.18%, 10/8/12	10,100	10,100
		14,935

Florida – 8.4%

Atlantic Beach Florida Health Care Facilities Revenue VRDB, Fleet Landing Project, (Wachovia Bank N.A. LOC), 0.29%, 10/8/12	7,280	7,280

Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 10/8/12	3,550	3,550

Broward County Florida Revenue VRDB, Maimonides Shalom Academy, (Comerica LOC), 0.19%, 10/8/12	9,285	9,285

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Florida – 8.4% – continued

Capital Trust Agency Florida Housing Revenue VRDB, Atlantic Housing Foundation, Series A (FNMA LOC), 0.18%, 10/8/12	$10,700	$10,700

Citizens Property Insurance Corp. Revenue Bonds, Series A-2, Senior Secured Notes, 2.50%, 6/1/13	37,750	38,231

City of Gainesville Florida Utilities System Revenue VRDB, Series B, 0.20%, 10/1/12	25,000	25,000

Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	58,120	58,120

County of Palm Beach Florida Revenue Refunding VRDB, Pine Crest Preparatory, Series B, (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	9,000	9,000

County of Palm Beach Florida Revenue VRDB, Morse Obligation Group, (Key Bank N.A. LOC), 0.15%, 10/8/12	18,300	18,300

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487 (Deutsche Bank A.G. LOC), 0.22%, 10/8/12 (1)	14,000	14,000

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DBE-538, (Deutsche Bank A.G. Gtd.), 0.22%, 10/8/12 (1)	15,255	15,255

Eclipse Funding Trust Revenue Bonds, 2007-0045 Solar Eclipse Miami, (U.S. Bank N.A. LOC), 0.19%, 10/1/12 (1)	7,400	7,400

Eclipse Funding Trust, COPS, Series 2007-0035, Solar Eclipse, South, (U.S. Bank N.A. LOC), 0.19%, 10/8/12 (1)	34,900	34,900

Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Florida – 8.4% – continued

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B (Bank of America N.A. LOC), 0.18%, 10/1/12	$6,700	$6,700

Escambia County Health Facilities Authority Revenue Refunding VRDB, Azalea Trace Inc., Series A, (TD Banknorth, Inc. LOC), 0.18%, 10/1/12	4,730	4,730

Florida Gulf Coast University Financing Corp. Revenue Bonds, Series A, Capital Improvement Housing Project, (Wachovia Bank N.A. LOC), 0.18%, 10/8/12	3,545	3,545

Florida Housing Finance Agency Revenue VRDB, (FNMA Insured), 0.18%, 10/8/12	8,500	8,500

Florida Housing Finance Corp. Multifamily Housing Revenue Refunding VRDB, Island Club Apartments, Series J-A (FHLMC Gtd.), 0.18%, 10/8/12	5,940	5,940

Florida Housing Finance Corp. Multifamily Revenue VRDB, Mortgage Monterey Lake, Series C (FHLMC LOC), 0.18%, 10/8/12	5,815	5,815

Florida State Board of Education Public Education G.O. Refunding Bonds, Capital Outlay, Series A 0.18%, 10/8/12 (1)	7,000	7,000

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.18%, 10/8/12	28,300	28,300

Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.19%, 10/8/12	45,000	45,000

JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.16%, 10/8/12	10,425	10,425

JEA Electric System Revenue VRDB, Subseries D, 0.18%, 10/1/12	24,925	24,925

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Florida – 8.4% – continued

JEA Florida Water & Sewer Systems Revenue VRDB, Sub-Series B-1 0.17%, 10/8/12	$9,010	$9,010

Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.21%, 10/8/12 (1)	15,085	15,085

Orange County Florida Health Facilities Authority Revenue VRDB, Adventist Long Term Care, (PNC Bancorp, Inc. LOC), 0.17%, 10/8/12	4,075	4,075

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E (Branch Banking & Trust Co. LOC), 0.17%, 10/8/12	4,500	4,500

Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA Insured), 0.18%, 10/8/12	28,000	28,000

Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E (FNMA Insured), 0.20%, 10/8/12	10,000	10,000

Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1 (Bank of Montreal LOC), 0.16%, 10/8/12	26,500	26,500

Orlando-Orange County Expressway Authority Revenue VRDB, Series D, (Barclays PLC LOC), 0.18%, 10/8/12	23,810	23,810

Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	20,000	20,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Florida – 8.4% – continued

Sunshine State Governmental Financing Community Florida Revenue VRDB, Miami-Dade County Program, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	$5,430	$5,430
		553,311

Georgia – 2.6%

Clayton County Georgia Multifamily Housing Authority Revenue VRDB, Rivers Edge Development, (FHLMC Gtd.), 0.18%, 10/8/12	3,960	3,960

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Brook Project, (FNMA Gtd.), 0.18%, 10/8/12	4,300	4,300

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Walk Project, (FNMA Collateralized), 0.18%, 10/8/12	14,900	14,900

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.18%, 10/8/12	4,200	4,200

Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	23,835	23,835

Fulton County Georgia Development Authority Revenue Bonds, Alfred and Adele Davis, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	10,925	10,925

Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, First Mortgage, Lenbrook Project, Series C, (Bank of Scotland PLC LOC), 0.20%, 10/8/12	2,045	2,045

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facilities, Lanier Village, Series B (TD Banknorth, Inc. LOC), 0.18%, 10/1/12	7,605	7,605

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Georgia – 2.6% – continued

Gwinnett County Development Authority Revenue VRDB, NIHAN Hospitality LLC Series E (U.S. Bank N.A. LOC), 0.19%, 10/8/12	$4,800	$4,800

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Post Corners Project, (FNMA Gtd.), 0.18%, 10/8/12	7,360	7,360

Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, Series A 0.19%, 10/8/12	54,900	54,900

Marietta Georgia Multifamily Housing Authority Revenue Refunding Bonds, Wood Glen, (FHLMC Insured), 0.17%, 10/8/12	6,000	6,000

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.17%, 10/8/12	9,100	9,100

Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	11,900	11,900

Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA Insured), 0.19%, 10/8/12	5,400	5,400
		171,230

Idaho – 0.3%

Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series B (Harris Bankcorp, Inc. LOC), 0.17%, 10/8/12	13,000	13,000

Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank N.A. LOC), 0.19%, 10/8/12	8,650	8,650
		21,650

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Illinois – 4.5%

BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12 (1)	$16,620	$16,620

Chicago Illinois Water Revenue VRDB, Subseries 04-3 (State Street Bank & Trust Co. LOC), 0.19%, 10/8/12	3,160	3,160

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.19%, 10/1/12	1,280	1,280

County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series B (U.S. Bank N.A. LOC), 0.16%, 10/8/12	2,357	2,357

County of DuPage Illinois Educational Facilities Revenue VRDB, Benedictine University, Series A (U.S. Bank N.A. LOC), 0.16%, 10/8/12	3,716	3,716

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears G.O., (Deutsche Bank A.G. Gtd.), 0.19%, 10/8/12 (1)	8,007	8,007

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, Series DBE-660 (Deutsche Bank A.G. Gtd.), 0.33%, 10/8/12 (1)	9,136	9,136

Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (Harris Bankcorp, Inc. LOC), 0.19%, 10/8/12	1,100	1,100

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.19%, 10/1/12	4,420	4,420

Illinois Development Finance Authority Revenue VRDB, Jewish Council Youth Services, Series B (Harris Bankcorp, Inc. LOC), 0.19%, 10/8/12	2,540	2,540

Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	3,420	3,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Illinois – 4.5% – continued

Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	$7,000	$7,000

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (Harris Bankcorp, Inc. LOC), 0.20%, 10/8/12	9,000	9,000

Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (Harris Bankcorp, Inc. LOC), 0.18%, 10/8/12	13,200	13,200

Illinois Educational Facilities Authority Revenue VRDB, Benedictine University Project, Series A (U.S. Bank N.A. LOC), 0.16%, 10/8/12	9,700	9,700

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.17%, 10/8/12	6,000	6,000

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp, Inc. LOC), 0.20%, 10/8/12	19,140	19,140

Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A (Harris Bankcorp, Inc. LOC), 0.19%, 10/8/12	8,800	8,800

Illinois Finance Authority Revenue VRDB, Benedictine University Project, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	5,460	5,460

Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.20%, 10/8/12	5,160	5,160

Illinois Finance Authority Revenue VRDB, IIT Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/8/12	7,060	7,060

Illinois Finance Authority Revenue VRDB, Landing at Plymouth Place, Series C (Bank of America N.A. LOC), 0.21%, 10/8/12	9,625	9,625

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Illinois – 4.5% – continued

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp, Inc. LOC), 0.18%, 10/8/12	$5,000	$5,000

Illinois Finance Authority Revenue VRDB, Robert Morris College, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	8,130	8,130

Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bancorp, Inc. LOC), 0.18%, 10/1/12	12,000	12,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.19%, 10/8/12	6,805	6,805

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A-2, (AGM Corp. Insured), 0.26%, 10/8/12	11,000	11,000

Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-1A (Citibank N.A. LOC), 0.18%, 10/8/12	30,700	30,700

Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.20%, 10/8/12	26,525	26,525

Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (Harris Bankcorp, Inc. LOC), 0.18%, 10/8/12	14,300	14,300

University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	9,400	9,400

University of Illinois Revenue VRDB, Auxiliary Facilities Systems, 0.17%, 10/8/12	7,715	7,715

Wells Fargo Stage Trust Revenue Bonds, Floater Certificates, Series 2C, 0.20%, 10/8/12 (1)	12,965	12,965
		300,441

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Indiana – 2.0%

BB&T Municipal Trust Revenue Bonds, Floaters, Series 12, 0.16%, 10/8/12	$11,685	$11,685

County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, 0.17%, 10/8/12	5,215	5,215

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Spears Revenue Bonds, (Deutsche Bank A.G. Gtd.), 0.28%, 10/8/12 (1)	9,190	9,190

Series DBE-549, 0.22%, 10/8/12 (1)	5,660	5,660

East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, (Deutsche Bank A.G. Insured), 0.28%, 10/8/12 (1)(2)	5,595	5,595

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	9,415	9,415

Indiana Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Project, Series A-4, (Bank of America N.A. LOC), 0.18%, 10/1/12	23,600	23,600

Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Corporate Bank Ltd. LOC), 0.18%, 10/8/12	15,425	15,425

Indiana Finance Authority Hospital Revenue VRDB, Community Foundation Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.15%, 10/8/12	5,795	5,795

Indiana Finance Authority Revenue VRDB, Series E4, Ascension Health, 0.18%, 10/8/12	5,000	5,000

Indiana Health & Educational Facilities Financing Authority Revenue Refunding VRDB, Community Village Hartsfield, Series A (Harris Bankcorp, Inc. LOC), 0.15%, 10/8/12	6,525	6,525

Indiana Municipal Power Agency Power Supply Systems Revenue Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.22%, 10/8/12 (1)	15,260	15,260

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Indiana – 2.0% – continued

Indiana Municipal Power Agency Revenue VRDB, ROCS-RR-II-R-592PB, 0.20%, 10/8/12 (1)	$15,490	$15,490
		133,855

Iowa – 0.7%

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.20%, 10/1/12	9,900	9,900

Iowa Finance Authority Economic Development Revenue VRDB, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.18%, 10/8/12	2,645	2,645

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase & Co. LOC), 0.21%, 10/1/12	5,050	5,050

Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.20%, 10/1/12	3,000	3,000

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, (Bank of America N.A. LOC), 0.21%, 10/1/12	11,850	11,850

Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.21%, 10/1/12	2,500	2,500

Urbandale Iowa IDR VRDB, Aurora Bus Park, 0.20%, 10/8/12	8,600	8,600
		43,545

Kansas – 0.9%

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-1, 0.18%, 10/8/12	20,880	20,880

Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series B-2, 0.18%, 10/8/12	36,565	36,565
		57,445

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Kentucky – 1.3%

Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.18%, 10/8/12	$13,600	$13,600

County of Hardin Kentucky Industrial Building Revenue Refunding Bonds, Refunding and Improvement, St. James Group, (FHLB LOC), 0.17%, 10/8/12	8,800	8,800

Fort Mitchell Kentucky League of Cities Funding Trust Lease Program VRDB, Series A (U.S. Bank N.A. LOC), 0.17%, 10/8/12	11,000	11,000

Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series B (KBC Groep N.V. LOC), 0.16%, 10/8/12	7,705	7,705

Kentucky Economic Development Financial Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4 (Branch Banking & Trust Co. LOC), 0.17%, 10/8/12	11,000	11,000

Kentucky Economic Development Financial Authority Medical Center Revenue VRDB, Ashland Hospital Corp., Series A (Branch Banking & Trust Co. LOC), 0.18%, 10/8/12	5,700	5,700

Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A (KBC Groep N.V. LOC), 0.16%, 10/8/12	8,030	8,030

Kentucky State Rural Water Finance Corp. Public Project Revenue Construction Notes, 1.25%, 11/1/12	14,750	14,759

Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.17%, 10/8/12	7,462	7,462
		88,056

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Louisiana – 1.6%

East Baton Rouge Parish IDB Inc. Revenue VRDB, (U.S. Bank N.A. LOC), 0.17%, 10/8/12	$29,700	$29,700

Eclipse Funding Trust Revenue VRDB, Solar Eclipse, 2007-0059 (U.S. Bank N.A. LOC), 0.19%, 10/1/12 (1)	19,505	19,505

Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding VRDB, Series B (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	5,700	5,700

Parish of St. James Revenue VRDB, Nucor Steel Louisiana, Series A-1, (Nucor Corp. Gtd.), 0.18%, 10/8/12	10,000	10,000

St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, Series B-1 0.19%, 10/8/12	38,000	38,000
		102,905

Maryland – 2.8%

Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A (M&T Bank Corp. LOC), 0.22%, 10/8/12 (1)	8,635	8,635

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A (M&T Bank Corp. LOC), 0.22%, 10/8/12	3,795	3,795

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (M&T Bank Corp. LOC), 0.20%, 10/8/12	4,130	4,130

Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.14%, 10/8/12 (1)	27,970	27,970

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.17%, 10/8/12	4,000	4,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Maryland – 2.8% – continued

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC Insured), 0.17%, 10/8/12	$16,950	$16,950

Maryland State Economic Development Corp. Revenue Refunding Bonds, Jenkins Memorial, Inc., (M&T Bank Corp. LOC), 0.17%, 10/8/12	2,200	2,200

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.22%, 10/8/12	5,570	5,570

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A (Bank of America N.A. LOC), 0.17%, 10/8/12	27,600	27,600

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Frederick Memorial Hospital, (Branch Banking & Trust Co. LOC), 0.17%, 10/8/12	60,875	60,875

Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A (Bank of America N.A. LOC), 0.21%, 10/8/12	26,350	26,350
		188,075

Massachusetts – 4.1%

BB&T Municipal Trust Revenue Bonds, Series A (Branch Banking & Trust Co. LOC), 0.17%, 10/8/12 (1)	16,355	16,355

Commonwealth of Massachusetts G.O. RANS, Series A, 2.00%, 4/25/13	88,250	89,155

Massachusetts Development Finance Agency Revenue VRDB, Briarwood Retirement, (Manufacturers & Traders Trust Co. LOC), 0.15%, 10/8/12	6,000	6,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Massachusetts – 4.1% – continued

Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.19%, 10/8/12	$9,775	$9,775

Massachusetts Health & Educational Facilities Authority Revenue VRDB, Southcoast Health System, Series C, (TD Banknorth, Inc. LOC), 0.18%, 10/8/12	27,365	27,365

Massachusetts State Development Finance Agency Revenue VRDB, Abby Kelley Foster Public School, (TD Banknorth, Inc. LOC), 0.18%, 10/8/12	4,400	4,400

Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A (FHLB of Atlanta LOC), 0.18%, 10/8/12	5,240	5,240

Massachusetts State Development Finance Agency Revenue VRDB, Groton School, 0.17%, 10/8/12	9,500	9,500

Massachusetts State Development Finance Agency Revenue VRDB, Northfield, Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	63,855	63,855

Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.16%, 10/8/12	14,600	14,600

Massachusetts State Development Finance Agency Revenue VRDB, Seven Hills Foundation, Series A (TD Banknorth, Inc. LOC), 0.15%, 10/8/12	3,800	3,800

RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.16%, 10/8/12 (1)(2)	20,000	20,000
		270,045

Michigan – 1.5%

Ann Arbor Michigan Economic Development Corp. Limited Obligation Revenue VRDB, Glacier Hills, Inc. Project, Series A (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	11,785	11,785

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Michigan – 1.5% – continued

Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding Bonds, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	$4,120	$4,120

Michigan Finance Authority Revenue Notes, State Aid Notes, Series B-1, 2.00%, 8/20/13	12,000	12,169

Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	8,000	8,000

Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	4,325	4,325

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Insured), 0.17%, 10/8/12	5,200	5,200

Michigan State Strategic Fund Ltd. Obligation Revenue Refunding VRDB, Consumers Energy Co., (Wells Fargo Bank N.A. LOC), 0.17%, 10/8/12	8,700	8,700

Michigan State University Revenue VRDB, 0.18%, 10/8/12	1,000	1,000

Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica LOC), 0.19%, 10/8/12	10,000	10,000

RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series L-34, (Royal Bank of Canada LOC), 0.23%, 10/8/12 (1)	36,545	36,545
		101,844

Minnesota – 2.0%

Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.19%, 10/8/12	6,800	6,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Minnesota – 2.0% – continued

Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bancorp LOC), 0.19%, 10/8/12	$4,100	$4,100

City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.18%, 10/8/12	5,705	5,705

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A (FNMA Insured), 0.19%, 10/8/12	8,190	8,190

Minneapolis Minnesota Revenue VRDB, People Serving People Project, Series B (U.S. Bank N.A. LOC), 0.20%, 10/1/12	1,525	1,525

Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (Bank of America N.A. LOC), 0.18%, 10/8/12	6,485	6,485

Minnesota Higher Education Facilities Authority Revenue VRDB, Series Five-Z, University of St. Thomas, Minnesota, (U.S. Bank N.A. LOC), 0.18%, 10/8/12	1,150	1,150

Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.25%, 3/1/13	7,000	7,024

Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, Aid Anticipation Certificates of Indebtedness, (Minnesota School Districts Insured), 2.00%, 9/10/13	10,000	10,166

Minnesota State G.O. Refunding VRDB, 0.19%, 10/8/12 (1)	25,900	25,900

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19 (Royal Bank of Canada LOC), 0.18%, 10/8/12 (1)	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Minnesota – 2.0% – continued

St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A (U.S. Bank N.A. LOC), 0.15%, 10/8/12	$16,440	$16,440

St. Paul Minnesota Housing & Redevelopment Authority Revenue VRDB, Minnesota Public Radio Project, Series B (JPMorgan Chase Bank N.A. LOC), 0.21%, 10/1/12	6,380	6,380
		129,865

Mississippi – 1.5%

Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D, 0.17%, 10/8/12	23,200	23,200

Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA Inc., Series D, (Chevron Corp. Gtd.), 0.19%, 10/1/12	19,800	19,800

Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA Inc., Series E, (Chevron Corp. Gtd.), 0.19%, 10/1/12	5,000	5,000

Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA Inc., Series J, 0.19%, 10/1/12	15,000	15,000

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1 0.17%, 10/8/12	11,170	11,170

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.16%, 10/8/12	25,000	25,000
		99,170

Missouri – 1.6%

Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.16%, 10/8/12	5,645	5,645

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Missouri – 1.6% – continued

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.18%, 10/8/12	$4,045	$4,045

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5 0.17%, 10/8/12	8,600	8,600

Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health Senior, Series C4, 0.18%, 10/8/12	10,450	10,450

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (KBC Groep N.V. LOC), 0.16%, 10/8/12	6,075	6,075

Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.25%, 10/8/12	1,100	1,100

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.18%, 10/8/12	8,300	8,300

Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC Gtd.), 0.20%, 10/8/12 (1)	7,030	7,030

RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.20%, 10/8/12 (1)	18,000	18,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Gtd.), 0.18%, 10/8/12	6,170	6,170

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.18%, 10/8/12	21,000	21,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Missouri – 1.6% – continued

St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Gtd.), 0.18%, 10/8/12	$10,700	$10,700
		107,115

Nebraska – 1.3%

Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.19%, 10/8/12	24,500	24,500

Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.20%, 10/8/12 (1)	5,000	5,000

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1101, (Deutsche Bank A.G. Gtd.), 0.23%, 10/8/12 (1)	10,000	10,000

Douglas County Nebraska Hospital Authority Revenue Refunding VRDB, Children’s Health Facilities, Series A (U.S. Bank N.A. LOC), 0.20%, 10/1/12	5,120	5,120

Omaha Public Power District Municipal Interest Bearing CP, 0.19%, 11/7/12	14,000	14,000

Omaha Public Power District Nebraska Separate Electrical Revenue Bonds, Series 2-A (Berkshire Hathaway, Inc. Insured), 0.19%, 10/8/12 (1)	27,760	27,760
		86,380

Nevada – 0.5%

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Hospital Project, Series B (U.S. Bank N.A. LOC), 0.16%, 10/8/12	3,500	3,500

Carson City Nevada Hospital Revenue VRDB, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	8,420	8,420

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Nevada – 0.5% – continued

City of Las Vegas Nevada Economic Development Revenue VRDB, Series A, Keep Memory Alive Project, (Bank of New York Mellon Corp. LOC), 0.17%, 10/8/12	$20,000	$20,000
		31,920

New Hampshire – 1.6%

New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital, (TD Banknorth, Inc. LOC), 0.20%, 10/1/12	13,225	13,225

New Hampshire Business Finance Authority Revenue VRDB, Taylor Home, Series E 0.17%, 10/8/12	7,260	7,260

New Hampshire Health & Education Facilities Authority Hospital Revenue VRDB, Catholic Medical Center, Series B (FHLB of Boston LOC), 0.19%, 10/8/12	14,700	14,700

New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A (FHLB of Boston LOC), 0.19%, 10/8/12	10,425	10,425

New Hampshire Health & Education Facilities Authority Revenue VRDB, Kendal At Hanover, (FHLB of Boston LOC), 0.19%, 10/8/12	2,950	2,950

New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.20%, 10/8/12	25,000	25,000

New Hampshire Health & Education Facilities Authority Revenue VRDB, University of New Hampshire, Series B-2, 0.20%, 10/1/12	8,500	8,500

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Tilton School, (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	7,850	7,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

New Hampshire – 1.6% – continued

New Hampshire Health & Educational Facilities Authority Revenue VRDB, Southern New Hampshire University, Series C (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	$17,300	$17,300
		107,210

New Jersey – 0.1%

BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12 (1)	325	325

New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project, (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	270	270

New Jersey EDA Revenue VRDB, Cranes Mill Project, Series B (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	975	975

New Jersey EDA Revenue VRDB, Morris Museum Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/8/12	1,470	1,470

New Jersey Health Care Facilities Financing Authority Revenue VRDB, Wiley Mission Project, (TD Banknorth, Inc. LOC), 0.16%, 10/8/12	2,695	2,695
		5,735

New Mexico – 1.7%

New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B 0.19%, 10/8/12	74,700	74,700

New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B 0.19%, 10/8/12	17,000	17,000

Series C 0.17%, 10/8/12	20,100	20,100
		111,800

New York – 6.9%

BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.24%, 10/8/12 (1)	12,415	12,415

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

New York – 6.9% – continued

City of New York, New York G.O. Subseries D-3, (Bank of New York Mellon LOC), 0.17%, 10/1/12	$20,005	$20,005

Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.19%, 10/8/12	2,035	2,035

Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.19%, 10/8/12 (1)	19,865	19,865

Metropolitan Transportation Authority New York Revenue Refunding Bonds, Series A (Berkshire Hathaway, Inc. Insured), 0.19%, 10/8/12 (1)	31,680	31,680

Monroe County New York Industrial Development Agency Civic Facilities Revenue VRDB, Harley School Project, (M&T Bank Corp. LOC), 0.23%, 10/8/12	2,000	2,000

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.19%, 10/8/12	4,710	4,710

Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.18%, 10/8/12	53,035	53,035

Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth, Inc. LOC), 0.16%, 10/8/12	2,980	2,980

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3, 0.18%, 10/1/12	5,900	5,900

New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.23%, 10/8/12	2,000	2,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

New York – 6.9% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds TRANS, Subseries-A-7, 0.18%, 10/8/12	$28,000	$28,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-1, 0.18%, 10/8/12	790	790

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding TRANS, Series A-2A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.19%, 10/1/12	53,100	53,100

New York Liberty Development Corp. Revenue Refunding VRDB, Series A, 3 World Trade Center, 0.25%, 5/22/13	136,550	136,550

New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B (HSBC Bank USA N.A. LOC), 0.17%, 10/8/12	9,510	9,510

New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.17%, 10/8/12	13,800	13,800

New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured), 0.18%, 10/8/12	5,000	5,000

New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31 (Wells Fargo Bank N.A. LOC), 0.18%, 10/8/12	15,000	15,000

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (M&T Bank Corp. LOC), 0.23%, 10/8/12	6,620	6,620

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.17%, 10/8/12	7,310	7,310

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

New York – 6.9% – continued

Triborough Bridge & Tunnel Authority New York Revenue VRDB, Series C (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	$23,900	$23,900
		456,205

North Carolina – 3.8%

BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.32%, 10/8/12 (1)	4,450	4,450

BB&T Municipal Trust Floaters, Series 1038, (Branch Banking & Trust Co. LOC), 0.34%, 10/8/12 (1)	7,165	7,165

City of Raleigh North Carolina COPS VRDB, Downtown, Series B 0.17%, 10/8/12	36,300	36,300

City of Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.17%, 10/8/12	3,100	3,100

Forsyth County North Carolina Industrial Facilities Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	1,425	1,425

Guilford County North Carolina G.O. VRDB, Series A 0.17%, 10/8/12	18,055	18,055

Series B 0.17%, 10/8/12	4,300	4,300

Mecklenburg County North Carolina COPS VRDB, Series J 0.19%, 10/8/12	15,720	15,720

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	5,400	5,400

North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	5,700	5,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

North Carolina – 3.8% – continued

North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue VRDB, YMCA Greater Charlotte Project, Series K (Wachovia Bank N.A. LOC), 0.19%, 10/8/12	$11,300	$11,300

North Carolina Capital Facilities Financing Agency Revenue VRDB, Duke University Project, Series A 0.18%, 10/8/12 (1)	12,000	12,000

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, University Health Systems Eastern, Series B1 (Branch Banking & Trust Co. LOC), 0.18%, 10/8/12	4,600	4,600

North Carolina Medical Care Commission Health Care Facilities Revenue Refunding VRDB, Wakemed, Series C (Wachovia Bank N.A. LOC), 0.19%, 10/8/12	14,155	14,155

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Novant Health Group, Series A 0.21%, 10/8/12	24,350	24,350

North Carolina Medical Care Commission Health Facilities Revenue Refunding VRDB, Wake Forest University, Series A (Branch Banking & Trust Co. LOC), 0.17%, 10/8/12	19,490	19,490

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.16%, 10/8/12	20,000	20,000

Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C (FHLB LOC), 0.18%, 10/8/12	10,400	10,400

Raleigh North Carolina Enterprise System Revenue VRDB, Series A 0.16%, 10/8/12 (1)	10,870	10,870

University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A 0.19%, 10/8/12 (1)	5,800	5,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

North Carolina – 3.8% – continued

Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series C 0.17%, 10/8/12	$19,540	$19,540
		254,120

Ohio – 3.6%

Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	13,045	13,045

Athens County Ohio Port Authority Housing Revenue VRDB, University Housing For Ohio, Inc. Project, (Wachovia Bank N.A. LOC), 0.17%, 10/8/12	26,750	26,750

Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.15%, 10/8/12	5,000	5,000

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.15%, 10/8/12	9,175	9,175

County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, (JPMorgan Chase & Co. LOC), 0.18%, 10/8/12	5,000	5,000

County of Montgomery Ohio Revenue VRDB, Catholic Health, Series C-2, 0.15%, 10/8/12	11,000	11,000

Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.17%, 10/8/12	22,410	22,410

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1097, (Deutsche Bank A.G. Gtd.), 0.23%, 10/8/12 (1)	13,965	13,965

Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, (PNC Bancorp, Inc. LOC), 0.17%, 10/8/12	4,500	4,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Ohio – 3.6% – continued

Lancaster Port Authority Ohio Gas Revenue VRDB, 0.19%, 10/8/12	$5,760	$5,760

Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.17%, 10/8/12	4,900	4,900

Ohio Air Quality Development Authority Ohio Revenue Refunding VRDB, Series B, Pollution, First Energy, (UBS A.G. LOC), 0.19%, 10/8/12	25,100	25,100

Ohio Multifamily Housing Finance Agency Revenue VRDB, Chambrel at Montrose, Series F (FNMA LOC), 0.18%, 10/8/12	12,051	12,051

Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A (UBS A.G. LOC), 0.19%, 10/8/12	72,240	72,240

Richland County Ohio Health Care Facilities Revenue Refunding Bonds, Wesleyan Senior Living, Series A (JPMorgan Chase Bank N.A. LOC), 0.19%, 10/8/12	3,360	3,360

Warren County Ohio Health Care Facilities Revenue VRDB, Otterbein Homes Project, (U.S. Bank N.A. LOC), 0.15%, 10/8/12	6,500	6,500
		240,756

Oklahoma – 0.9%

RBC Municipal Products Inc. Trust Revenue Bonds, Floater Certificates, Series E-37 for Oklahoma, (Royal Bank of Canada LOC) 0.18%, 10/8/12 (1)	60,000	60,000

Oregon – 0.9%

Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.17%, 10/8/12	10,000	10,000

Oregon Health & Science University Revenue VRDB, Series B-3, (Union Bank N.A. LOC), 0.18%, 10/1/12	9,510	9,510

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Oregon – 0.9% – continued

Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A (U.S. Bancorp LOC), 0.19%, 10/8/12	$3,700	$3,700

Oregon State Facilities Authority Revenue VRDB, Quatama Crossing Housing, Series O (FNMA LOC), 0.20%, 10/8/12	28,230	28,230

Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A (U.S. Bank N.A. LOC), 0.21%, 10/8/12	2,000	2,000

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Key Bank N.A. LOC), 0.19%, 10/8/12	3,060	3,060
		56,500

Pennsylvania – 5.6%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bancorp, Inc. LOC), 0.19%, 10/8/12	4,300	4,300

BB&T Municipal Trust Revenue Bonds, Series 228 (Branch Banking & Trust Co. LOC), 0.21%, 10/8/12 (1)	24,810	24,810

Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.19%, 10/8/12	10,000	10,000

Bucks County IDA Revenue VRDB, Grand View Hospital, Series A (TD Banknorth, Inc. LOC), 0.16%, 10/8/12	2,235	2,235

Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.17%, 10/8/12	15,640	15,640

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A (Bank of America N.A. LOC), 0.17%, 10/8/12	9,760	9,760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Pennsylvania – 5.6% – continued

City of Philadelphia Pennsylvania Gas Works Revenue Refunding VRDB, (PNC Bancorp, Inc. LOC), 0.17%, 10/8/12	$10,100	$10,100

County of Montgomery Pennsylvania G.O., Series A, 0.18%, 10/1/12	13,065	13,065

Haverford Township Pennsylvania G.O., School District, (TD Banknorth, Inc. LOC), 0.18%, 10/8/12	7,900	7,900

Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (M&T Bank Corp. LOC), 0.22%, 10/8/12	7,340	7,340

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.22%, 10/8/12	9,600	9,600

Lower Merion Pennsylvania School District G.O. VRDB, Capital Project, Series A (State Street Bank & Trust Co. LOC), 0.17%, 10/8/12	12,400	12,400
Series B (U.S. Bank N.A. LOC), 0.18%, 10/8/12	11,000	11,000

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Banknorth, Inc. LOC), 0.18%, 10/1/12	1,450	1,450

Pennsylvania Higher Educational Facilities Authority Revenue VRDB, Holy Family University, (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	9,910	9,910

Pennsylvania Multifamily Housing Finance Agency Revenue VRDB, Special Limited Obligation, Foxwood, (Bank of America N.A. LOC), 0.18%, 10/8/12	3,200	3,200

Pennsylvania State Turnpike Commission Multi-Modal Revenue Refunding VRDB, Series A-1, 0.19%, 10/8/12	28,000	28,000

Pennsylvania State Turnpike Commission Revenue Refunding VRDB, Series A-2, 0.23%, 10/8/12	17,820	17,820

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Pennsylvania – 5.6% – continued

Philadelphia School District G.O. Revenue Refunding VRDB, Series G (Wells Fargo Bank N.A. LOC), 0.17%, 10/8/12	$25,000	$25,000

Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.16%, 10/8/12	7,945	7,945

RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.18%, 10/8/12 (1)	5,900	5,900

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B (Royal Bank of Canada LOC), 0.18%, 10/8/12 (1)	6,000	6,000

RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33, (Escrowed) 0.38%, 10/8/12 (1)	38,000	38,000

RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates Series E-34, (Escrowed) 0.38%, 10/8/12 (1)	65,000	65,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series B (Royal Bank of Canada LOC), 0.18%, 10/8/12 (1)	10,000	10,000

Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (M&T Bank Corp. LOC), 0.22%, 10/8/12 (1)	7,960	7,960

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bancorp, Inc. LOC), 0.17%, 10/8/12	4,000	4,000
		368,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Puerto Rico – 0.2%

BB&T Municipal Trust Special Tax Bonds, Series 22 (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12 (1)	$12,380	$12,380

Rhode Island – 0.2%

Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15 (TD Banknorth, Inc. LOC), 0.18%, 10/8/12	11,995	11,995

South Carolina – 0.7%

Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.19%, 10/8/12 (1)	10,405	10,405

South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wachovia Bank N.A. LOC), 0.17%, 10/8/12	14,000	14,000

South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B (Wachovia Bank N.A. LOC), 0.18%, 10/8/12	8,800	8,800

South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.18%, 10/8/12	9,800	9,800

South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D (FHLMC Gtd.), 0.18%, 10/8/12	4,700	4,700
		47,705

Tennessee – 1.3%

Blount County Tennessee Public Building Authority Revenue VRDB, Local Government Public Improvement, Series E-5-B, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	4,815	4,815

Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	11,000	11,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Tennessee – 1.3% – continued

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.18%, 10/8/12	$1,150	$1,150

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Multifamily Housing Refunding VRDB, Ridgelake Apartments Project, Series G (FHLMC Gtd.), 0.18%, 10/8/12	5,525	5,525

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue Refunding Bonds, Multifamily Housing Spinnaker, Series A (FNMA Gtd.), 0.18%, 10/8/12	13,655	13,655

Metropolitan Government Nashville & Davidson County Tennessee Industrial Development Board Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A (FNMA LOC), 0.18%, 10/8/12	13,400	13,400

Sevier County Tennessee Public Building Authority Revenue Notes, Series C-1, Public Project Construction Notes, 1.25%, 4/1/13	4,100	4,116

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1 (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	8,200	8,200

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1 (FNMA Gtd.), 0.18%, 10/8/12	5,575	5,575

Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.20%, 10/8/12 (1)	14,985	14,985
		82,421

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Texas – 11.4%

Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (Bank of America N.A. LOC), 0.18%, 10/8/12	$15,700	$15,700

Carroll Texas Independent School District G.O. Bonds, School Building, 0.17%, 10/8/12	12,700	12,700

County of Harris Texas G.O. TANS, 2.00%, 2/28/13	15,000	15,113

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.17%, 10/8/12	4,230	4,230

Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wachovia Bank N.A. LOC), 0.17%, 10/8/12	5,070	5,070

Dallas Texas Waterworks & Sewer Systems Revenue Refunding VRDB, 0.19%, 10/8/12 (1)	20,000	20,000

Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Series 526 (Deutsche Bank A.G. LOC), 0.25%, 10/8/12 (1)	9,230	9,230

Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	10,335	10,335

Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	21,205	21,205

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Baylor College Medical, (Barclays PLC LOC), 0.18%, 10/8/12	45,000	45,000

Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.19%, 10/8/12	11,300	11,300

Houston Texas Water & Sewer Systems Revenue Refunding Bonds, Series B (Branch Banking & Trust Co. LOC), 0.20%, 10/8/12 (1)	1,305	1,305

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Texas – 11.4% – continued

Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A (JPMorgan Chase Bank N.A. LOC), 0.20%, 10/8/12	$10,200	$10,200

Klein Independent School District G.O. Floaters, Series 39TP, (Wells Fargo Bank N.A. LOC), 0.19%, 10/8/12 (1)	13,005	13,005

Lower Neches Valley Texas Authority PCR Bonds, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.23%, 2/15/13	19,100	19,100

Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.17%, 10/8/12	1,225	1,225

Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	9,800	9,800

Port of Port Arthur Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series C, 0.20%, 10/1/12	25,000	25,000

Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises Project, Series A, 0.20%, 10/1/12	27,875	27,875

Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, 0.20%, 10/1/12	24,700	24,700

Port of Port Arthur Navigation District Revenue VRDB, Motiva Enterprises, Series A, (Motiva Gtd.), 0.20%, 10/1/12	32,200	32,200

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.20%, 10/8/12	9,900	9,900

Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A 0.20%, 10/8/12	46,565	46,565

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Texas – 11.4% – continued

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters Certificates, Series E-27 (Royal Bank of Canada LOC), 0.18%, 10/8/12 (1)	$10,000	$10,000

State of Texas Eagle G.O., Series 20060126, Class A, 0.18%, 10/8/12 (1)	60,990	60,990

State of Texas G.O. VRDB, Series A, 0.18%, 10/8/12	8,330	8,330

State of Texas G.O. VRDB, Veterans Housing Assistance Fund, 0.18%, 10/8/12	27,015	27,015

State of Texas G.O. VRDB, Veterans, 0.18%, 10/8/12	34,000	34,000

State of Texas TRANS, 2.50%, 8/30/13	122,200	124,735

Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.21%, 10/8/12	18,465	18,465

Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.18%, 10/8/12	7,050	7,050

Tarrant County Texas Housing Finance Corp. Revenue VRDB, Multifamily Housing, Gateway Apartments, (FNMA Gtd.), 0.19%, 10/8/12	7,945	7,945

Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (Bank of America N.A. LOC), 0.18%, 10/8/12	15,000	15,000

Texas State G.O. Refunding Bonds, Vets Housing Assistance, Fund I, Series A 0.16%, 10/8/12	3,900	3,900

University of Texas System Revenue Refunding VRDB, Financing System, Series B, 0.17%, 10/8/12	24,960	24,960

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Texas – 11.4% – continued

University of Texas, Texas Permanent University Fund System, Revenue Bonds, Series A, 0.15%, 10/8/12	$20,875	$20,875
		754,023

Utah – 0.8%

Park City Utah Revenue VRDB, U.S. Ski & Snowboard Association, (Wells Fargo Bank N.A. LOC), 0.19%, 10/8/12	3,380	3,380

Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.20%, 10/8/12	18,880	18,880

Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I 0.17%, 10/8/12	6,600	6,600

Utah Transit Authority Sales Tax Revenue VRDB, Subseries B, (BNP Paribas LOC), 0.20%, 10/1/12	22,000	22,000
		50,860

Vermont – 0.1%

Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A (TD Banknorth, Inc. LOC), 0.17%, 10/8/12	4,770	4,770

Virginia – 1.0%

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC Insured), 0.18%, 10/8/12	13,310	13,310

Lewistown Community Center Development Authority Revenue Floaters, (Wells Fargo Bank N.A. LOC), 0.21%, 10/8/12 (1)	13,035	13,035

Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D (FHLB of Atlanta LOC), 0.16%, 10/8/12	7,200	7,200
Series E (FHLB of Atlanta LOC), 0.16%, 10/8/12	6,600	6,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Virginia – 1.0% – continued

Virginia Commonwealth University Health System Authority Revenue Bonds, ARS Generation, Series B (Wachovia Bank N.A. LOC), 0.18%, 10/1/12	$3,325	$3,325

Virginia Commonwealth University Health System Authority Revenue VRDB, Series B, (Branch Banking & Trust Co. LOC), 0.18%, 10/1/12	15,250	15,250

Virginia Small Business Financing Authority Healthcare Facilities Revenue VRDB, Bon Secours Health, (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	9,000	9,000
		67,720

Washington – 1.8%

Deutsche Bank Spears/Lifers Trust Revenue Bonds, Series DBE-1095, (Deutsche Bank A.G. Gtd.), 0.23%, 10/8/12 (1)	20,705	20,705

Everett Public Facilities District Revenue VRDB, 0.20%, 10/1/12	11,415	11,415

Vancouver Washington Housing Authority Revenue Refunding VRDB, Pooled Housing, (FHLMC Gtd.), 0.19%, 10/8/12	4,500	4,500

Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.19%, 10/8/12	21,400	21,400

Washington Higher Education Facilities Authority Revenue Refunding VRDB, University of Puget Sound Project, Series A (Bank of America N.A. LOC), 0.20%, 10/8/12	10,495	10,495

Washington State G.O. Refunding VRDB, Series A 0.19%, 10/8/12 (1)	14,740	14,740

Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.18%, 10/8/12	7,020	7,020

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Washington – 1.8% – continued

Washington State Housing Finance Commission Non Profit Revenue VRDB, District Council No. 5, (Wells Fargo Bank N.A. LOC), 0.29%, 10/8/12	$2,765	$2,765

Washington State Housing Finance Commission Non Profit Revenue VRDB, Skyline At First Hill Project, Series C (Bank of America N.A. LOC), 0.21%, 10/8/12	12,205	12,205

Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Mitsubishi UFJ Financial Group, Inc. LOC), 0.17%, 10/8/12	5,105	5,105

Washington State Housing Finance Commission Revenue Refunding VRDB, Emerald Heights Project, (Bank of America N.A. LOC), 0.22%, 10/1/12	9,700	9,700
		120,050

West Virginia – 0.6%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.29%, 10/8/12	2,685	2,685

Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.18%, 10/8/12 (1)	17,455	17,455

West Virginia State Hospital Finance Authority Hospital Revenue Refunding VRDB, West Virginia United Health, Series A (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12	19,790	19,790
		39,930

Wisconsin – 4.1%

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, University of Wisconsin, Kenilworth Project, (U.S. Bank N.A. LOC), 0.18%, 10/8/12	12,010	12,010

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Wisconsin – 4.1% – continued

Public Finance Authority Revenue VRDB, Glenridge Palmer Ranch, Series C, (Bank of Scotland PLC LOC), 0.21%, 10/1/12	$20,000	$20,000

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.23%, 10/8/12	3,275	3,275

Wisconsin Department of Transportation Revenue VRDB, Floater Series 52TP, (Wells Fargo Bank N.A. LOC), 0.19%, 10/8/12 (1)	8,085	8,085

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Newcastle Place Project, Series B (Bank of America N.A. LOC), 0.26%, 10/8/12	6,300	6,300

Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.15%, 10/8/12	2,840	2,840

Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.18%, 10/8/12	9,925	9,925

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Series B, Oakwood, (Bank of Montreal LOC), 0.15%, 10/8/12	4,450	4,450

Wisconsin Rural Water Construction Loan Program Revenue BANS, Series B 1.25%, 10/15/12	38,000	38,012

Wisconsin School Districts Temporary Borrowing Program Revenue Notes, Cash Flow Administration Program Notes Participation, Series A, 1.00%, 10/15/13	13,700	13,792

Wisconsin State G.O. Refunding VRDB, Series 1 0.19%, 10/8/12 (1)	25,000	25,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Wisconsin – 4.1% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.27%, 10/8/12	$4,755	$4,755

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.21%, 10/1/12	21,650	21,650

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Capital Lakes, Inc., Series B (U.S. Bank N.A. LOC), 0.19%, 10/8/12	6,265	6,265

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.16%, 10/8/12	20,235	20,235

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Oakwood Village, (Bank of Montreal LOC), 0.15%, 10/8/12	23,185	23,185

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.17%, 10/8/12	15,000	15,000

Wisconsin State School Districts Cash Flow Administration Program Participation Notes, Temporary Borrowing Program, 1.00%, 10/15/12	13,350	13,353

Wisconsin State Transportation Revenue Refunding VRDB, Series I 0.19%, 10/8/12 (1)	21,745	21,745
		269,877

Wyoming – 0.8%

County of Sweetwater Wyoming PCR Refunding Bonds, Series A, Pacificorp Project, (Barclays PLC LOC), 0.19%, 10/8/12	16,650	16,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 100.9% – continued

Wyoming – 0.8% – continued

County of Sweetwater Wyoming Variable Rate Demand Obligation, (Barclays PLC LOC), 0.18%, 10/12/12	$38,000	$38,000
		54,650

Municipal States Pooled Securities – 1.4%

BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.18%, 10/8/12 (1)	1,695	1,695

BB&T Municipal Trust Various States Revenue VRDB, Series 5001 (Cooperative Centrale Raiffeisen Boer LOC), 0.27%, 10/8/12 (1)	22,400	22,400

BB&T Municipal Trust Various States, Series 1007 (Branch Banking & Trust Co. LOC), 0.27%, 10/8/12 (1)	3,590	3,590

Series 1019 (Branch Banking & Trust Co. LOC), 0.27%, 10/8/12 (1)	16,020	16,020

Series 1035 (Branch Banking & Trust Co. LOC), 0.27%, 10/8/12 (1)	10,315	10,315

Series 5002 (Cooperative Centrale Raiffeisen Boer LOC), 0.42%, 10/8/12 (1)	18,035	18,035

Puerto Rico Electrical Power Authority Power Revenue Refunding Bonds, Series V (Branch Banking & Trust Co. LOC), 0.19%, 10/8/12 (1)	20,670	20,670
		92,725
Total Municipal Investments
(Cost $6,666,427)		6,666,427

Total Investments – 100.9%
(Cost $6,666,427) (3)		6,666,427

Liabilities less Other Assets – (0.9)%		(56,713)
NET ASSETS – 100.0%		$6,609,714

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

(2)	Restricted security has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $25,595,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.28%, 10/8/12	4/10/12	$5,595

RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, 0.16%, 10/8/12	2/9/12	20,000

(3)	The cost for federal income tax purposes was $6,666,427.

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	14.3%
Educational Services	13.6
Electric Services, Gas and Combined Utilities	11.3
Executive, Legislative and General Government	22.6
General Medical and Surgical Hospitals,
Specialty Hospitals, Nursing and Personal Care	13.0
Health Services and Residential Care	7.9
Urban and Community Development,
Housing Programs and Social Services	10.8
All other sectors less than 5%	6.5

Total	100.0%

At September 30, 2012, the maturity analysis for the Municipal Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	9.0%
2 - 15 Days	81.4
16 - 30 Days	0.9
31 - 60 Days	0.4
98 - 180 Days	1.9
181 - 270 Days	4.0
271+ Days	2.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund	$–	$6,666,427	(1)	$–	$6,666,427

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 53.2% (1)

Federal Farm Credit Bank – 4.6%

FFCB Bonds, 0.22%, 6/11/13	$2,000	$2,000
3.88%, 10/7/13	4,995	5,180

FFCB Discount Notes, 0.17%, 1/9/13	1,000	1,000
0.15%, 1/22/13	2,800	2,799
0.14%, 1/28/13	1,800	1,799
0.22%, 3/19/13	1,900	1,898
0.21%, 4/5/13	2,000	1,998
0.20%, 4/19/13	1,400	1,398
0.18%, 4/22/13	4,000	3,996
0.18%, 5/10/13	1,200	1,199
0.18%, 5/21/13	3,000	2,996
0.18%, 5/28/13	1,700	1,698
0.19%, 6/14/13	1,200	1,198
0.20%, 7/16/13	2,800	2,795
0.20%, 7/19/13	2,000	1,997
0.18%, 9/9/13	1,000	998

FFCB FRN, 0.28%, 10/1/12	14,500	14,500
0.22%, 10/8/12	5,000	5,000
0.19%, 10/11/12	3,500	3,500
0.20%, 10/13/12	3,000	3,000
0.22%, 10/15/12	2,700	2,702
0.24%, 10/22/12	4,100	4,103
0.08%, 10/27/12	2,000	2,000
		69,754

Federal Home Loan Bank – 28.6%

FHLB Bonds, 4.50%, 11/15/12	4,000	4,021
0.18%, 1/9/13	2,500	2,500
0.17%, 1/10/13	4,500	4,500
1.50%, 1/16/13	3,300	3,313
0.17%, 2/6/13	4,300	4,300
0.17%, 2/11/13	1,800	1,800
0.19%, 2/12/13	10,000	10,001
0.19%, 2/15/13	2,100	2,100
0.13%, 3/5/13	1,300	1,299
0.15%, 3/14/13	7,000	6,999
0.25%, 3/19/13	2,700	2,700
0.23%, 4/5/13	1,800	1,800
0.19%, 5/1/13	13,200	13,197
0.36%, 5/16/13	4,500	4,503
0.22%, 5/17/13	1,400	1,400

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 53.2% (1) – continued

Federal Home Loan Bank – 28.6% – continued
0.18%, 6/17/13	$3,800	$3,800
0.13%, 7/25/13	3,800	3,797
0.28%, 8/2/13	7,000	7,004
0.13%, 9/19/13	2,000	1,998

FHLB Discount Notes, 0.08%, 10/2/12	2,500	2,500
0.09%, 10/3/12	9,500	9,500
0.13%, 10/3/12	9,300	9,300
0.09%, 10/5/12	2,500	2,500
0.09%, 10/10/12	4,000	4,000
0.11%, 10/10/12	10,000	10,000
0.12%, 10/10/12	10,000	10,000
0.15%, 10/12/12	5,000	5,000
0.16%, 10/12/12	1,000	1,000
0.14%, 10/19/12	8,000	7,999
0.15%, 10/19/12	3,000	3,000
0.15%, 10/24/12	5,500	5,499
0.16%, 10/24/12	6,600	6,599
0.15%, 11/2/12	11,400	11,398
0.16%, 11/7/12	2,000	2,000
0.13%, 11/14/12	13,100	13,098
0.16%, 11/14/12	3,000	3,000
0.14%, 11/21/12	10,000	9,998
0.15%, 12/7/12	6,400	6,398
0.18%, 1/9/13	7,000	6,997
0.14%, 1/28/13	1,800	1,799
0.19%, 2/1/13	3,000	2,998
0.18%, 2/4/13	1,900	1,899
0.17%, 2/13/13	10,000	9,994
0.16%, 3/8/13	20,500	20,486
0.21%, 4/1/13	1,500	1,498
0.22%, 4/2/13	1,800	1,798
0.21%, 4/8/13	2,500	2,497
0.20%, 5/2/13	2,500	2,497
0.20%, 5/3/13	4,200	4,195
0.21%, 5/13/13	2,200	2,197
0.21%, 5/21/13	11,000	10,985
0.20%, 6/7/13	1,500	1,498
0.22%, 6/28/13	3,300	3,295
0.20%, 7/24/13	3,000	2,995

FHLB FRN,
0.01%, 10/1/12	5,000	4,999
0.16%, 10/1/12	10,000	9,997
0.17%, 10/1/12	7,500	7,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 53.2% (1) – continued

Federal Home Loan Bank – 28.6% – continued
0.19%, 10/1/12	$28,500	$28,500
0.23%, 10/1/12	5,000	4,999
0.24%, 10/1/12	10,000	9,999
0.27%, 10/1/12	6,645	6,645
0.29%, 10/1/12	8,300	8,300
0.30%, 10/1/12	26,490	26,490
0.32%, 10/1/12	5,000	4,999
0.01%, 10/4/12	9,000	8,998
0.18%, 10/13/12	5,000	5,000
0.30%, 10/16/12	3,000	2,999
0.16%, 10/25/12	4,400	4,399
0.18%, 10/25/12	2,500	2,500
0.15%, 10/27/12	5,000	4,999
0.18%, 12/14/12	9,000	9,000
		431,772

Federal Home Loan Mortgage Corporation – 9.5%

FHLMC Discount Notes, 0.15%, 10/1/12	9,300	9,300
0.15%, 11/1/12	2,300	2,300
0.12%, 11/6/12	7,000	6,999
0.12%, 1/9/13	9,000	8,997
0.14%, 1/14/13	10,000	9,996
0.12%, 1/15/13	8,500	8,497
0.14%, 1/16/13	10,500	10,496
0.17%, 2/1/13	4,200	4,197
0.13%, 2/12/13	19,000	18,991
0.18%, 7/2/13	2,000	1,997

FHLMC FRN, 0.28%, 10/1/12	10,000	10,000
0.31%, 10/1/12	4,000	4,002
0.18%, 10/3/12	30,000	29,993
0.17%, 10/17/12	10,000	9,996

FHLMC Note, 1.63%, 4/15/13	7,500	7,559
		143,320

Federal National Mortgage Association – 10.5%

FNMA Discount Notes, 0.15%, 10/1/12	12,394	12,394
0.10%, 10/15/12	10,000	10,000
0.12%, 10/18/12	9,800	9,799
0.18%, 1/2/13	3,000	2,999
0.14%, 1/3/13	3,600	3,599

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 53.2% (1) – continued

Federal National Mortgage Association – 10.5% – continued
0.14%, 1/4/13	$6,200	$6,198
0.14%, 1/8/13	3,500	3,499
0.14%, 1/14/13	4,800	4,798
0.17%, 1/23/13	8,000	7,996
0.15%, 2/14/13	5,000	4,997
0.17%, 3/6/13	17,500	17,487
0.15%, 4/18/13	5,000	4,996

FNMA FRN, 0.38%, 10/1/12	15,000	15,008
0.22%, 10/12/12	10,000	9,997
0.25%, 10/18/12	15,000	15,000
0.20%, 10/20/12	25,000	24,991
0.25%, 10/20/12	5,000	5,002
		158,760
Total U.S. Government Agencies
(Cost $803,606)		803,606

U.S. GOVERNMENT OBLIGATIONS – 14.3%

U.S. Treasury Bills – 8.3%
0.09%, 10/4/12	7,000	7,000
0.11%, 10/4/12	2,000	2,000
0.14%, 10/4/12	7,400	7,400
0.15%, 10/11/12	23,000	22,999
0.07%, 10/18/12	25,000	24,999
0.16%, 10/18/12	5,000	5,000
0.08%, 1/3/13	7,500	7,498
0.15%, 1/3/13	8,000	7,997
0.15%, 1/17/13	5,000	4,998
0.15%, 1/24/13	2,800	2,799
0.15%, 1/31/13	2,000	1,999
0.15%, 2/14/13	12,000	11,993
0.20%, 3/7/13	2,000	1,998
0.13%, 4/4/13	7,500	7,494
0.18%, 4/4/13	1,800	1,799
0.19%, 5/30/13	2,300	2,297
0.17%, 7/25/13	2,500	2,496
0.18%, 8/22/13	2,500	2,496
		125,262

U.S. Treasury Notes – 6.0%
1.38%, 10/15/12	9,800	9,805
0.38%, 10/31/12	3,700	3,701
3.88%, 10/31/12	5,000	5,016
0.50%, 11/30/12	1,500	1,501
3.38%, 11/30/12	4,100	4,122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 14.3% – continued

U.S. Treasury Notes – 6.0% – continued
1.38%, 1/15/13	$21,800	$21,876
0.63%, 1/31/13	2,700	2,704
2.75%, 2/28/13	3,500	3,537
0.75%, 3/31/13	2,700	2,707
1.75%, 4/15/13	12,700	12,806
0.50%, 5/31/13	8,000	8,017
1.00%, 7/15/13	7,000	7,042
0.38%, 7/31/13	3,500	3,505
3.38%, 7/31/13	4,500	4,619
		90,958
Total U.S. Government Obligations
(Cost $216,220)		216,220

Investments, at Amortized Cost
($1,019,826)		1,019,826

REPURCHASE AGREEMENTS – 34.4%

Joint Repurchase Agreements – 3.5% (2)

Bank of America Securities LLC, dated 9/28/12, repurchase price $11,760 0.15%, 10/1/12	11,760	11,760

Morgan Stanley & Co., Inc., dated 9/28/12, repurchase price $11,760 0.20%, 10/1/12	11,760	11,760

Societe Generale, New York Branch, dated 9/28/12, repurchase price $11,760 0.20%, 10/1/12	11,759	11,759

UBS Securities LLC, dated 9/28/12,repurchase price $17,639 0.17%, 10/1/12	17,639	17,639
		52,918

Repurchase Agreements – 30.9% (3)

BNP Paribas Securities, dated 9/28/12,repurchase price $150,003 0.25%, 10/1/12	150,000	150,000

Citigroup Global Markets, dated 9/28/12,repurchase price $122,013 0.28%, 10/1/12	122,010	122,010

Societe Generale, New York, dated 9/28/12, repurchase price $150,003 0.25%, 10/1/12	150,000	150,000

UBS Securities LLC, dated 9/17/12,repurchase price $35,006 0.21%, 10/17/12	35,000	35,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 34.4% – continued

Repurchase Agreements – 30.9% (3) – continued

UBS Securities LLC, dated 9/24/12,repurchase price $10,002 0.21%, 10/24/12	$10,000	$10,000
		467,010
Total Repurchase Agreements
(Cost $519,928)		519,928

Total Investments – 101.9%
(Cost $1,539,754) (4)		1,539,754

Liabilities less Other Assets – (1.9)%		(28,695)
NET ASSETS – 100.0%		$1,511,059

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$15,319	3.63% – 4.50%	4/15/28 – 5/15/41
U.S. Treasury Notes	$38,679	0.75% – 3.13%	12/15/13 – 5/15/21

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$50,900	2.70% – 3.50%	1/1/32 –7/1/42
FNMA	$271,380	2.11% – 6.00%	4/1/20 – 9/1/42
GNMA	$159,065	3.50% – 5.00%	6/20/41 – 7/20/42

(4)	The cost for federal income tax purposes was $1,539,754.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the maturity analysis for the U.S. Government Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	41.2%
2 - 15 Days	10.0
16 - 30 Days	13.3
31 - 60 Days	4.4
61 - 97 Days	3.8
98 - 180 Days	16.0
181 - 270 Days	8.0
271+ Days	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund	$–	$1,539,754	(1)	$–	$1,539,754

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 73.8% (1)

Federal Farm Credit Bank – 15.3%

FFCB Bonds,
0.15%, 2/6/13	$15,000	$14,997
0.22%, 6/11/13	5,300	5,299
1.38%, 6/25/13	5,500	5,548

FFCB Discount Notes,
0.01%, 10/1/12	17,000	17,000
0.10%, 10/2/12	9,500	9,500
0.11%, 11/8/12	8,000	7,999
0.16%, 11/8/12	2,000	2,000
0.12%, 11/16/12	4,000	3,999
0.12%, 12/6/12	4,500	4,499
0.15%, 1/3/13	2,700	2,699
0.13%, 1/8/13	5,000	4,998
0.14%, 1/8/13	4,300	4,298
0.17%, 1/9/13	2,300	2,299
0.14%, 1/11/13	3,000	2,999
0.13%, 1/14/13	3,750	3,749
0.14%, 1/28/13	4,500	4,498
0.18%, 1/31/13	4,800	4,797
0.18%, 2/1/13	1,500	1,499
0.19%, 3/1/13	4,700	4,696
0.19%, 3/4/13	4,000	3,997
0.17%, 3/5/13	4,300	4,297
0.22%, 3/19/13	7,500	7,492
0.21%, 4/5/13	5,000	4,995
0.21%, 4/9/13	3,800	3,796
0.20%, 4/19/13	3,800	3,796
0.18%, 4/22/13	4,500	4,495
0.20%, 5/6/13	4,800	4,794
0.20%, 5/9/13	4,500	4,495
0.18%, 5/10/13	3,200	3,196
0.18%, 5/28/13	4,500	4,495
0.19%, 6/14/13	3,200	3,196
0.20%, 6/18/13	3,500	3,495
0.22%, 7/3/13	4,500	4,492
0.22%, 7/10/13	3,500	3,494
0.20%, 7/16/13	7,500	7,488
0.20%, 7/18/13	3,500	3,494
0.18%, 9/9/13	2,000	1,997

FFCB FRN,
0.20%, 10/1/12	15,000	14,996
0.22%, 10/1/12	23,485	23,487
0.23%, 10/1/12	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 73.8% (1) – continued

Federal Farm Credit Bank – 15.3% – continued
0.24%, 10/1/12	$16,500	$16,500
0.28%, 10/1/12	17,500	17,502
0.30%, 10/1/12	12,000	11,999
0.36%, 10/1/12	27,100	27,110
0.23%, 10/2/12	23,000	23,000
0.14%, 10/8/12	15,000	15,000
0.22%, 10/8/12	5,000	5,000
0.26%, 10/10/12	15,000	15,004
0.19%, 10/11/12	9,000	9,000
0.21%, 10/11/12	4,000	4,000
0.19%, 10/12/12	9,500	9,495
0.25%, 10/12/12	10,000	10,000
0.14%, 10/13/12	5,000	4,999
0.20%, 10/13/12	8,000	8,000
0.22%, 10/15/12	6,900	6,904
0.19%, 10/16/12	17,000	16,999
0.21%, 10/22/12	9,500	9,501
0.24%, 10/22/12	11,500	11,508
0.25%, 10/22/12	14,040	14,048
0.12%, 10/26/12	3,000	3,000
0.16%, 10/26/12	17,000	16,992
0.28%, 10/26/12	10,000	10,004
0.08%, 10/27/12	10,000	10,000
0.22%, 10/27/12	5,000	5,001
		508,926

Federal Home Loan Bank – 58.1%

FHLB Bonds,
0.19%, 11/21/12	8,000	8,001
0.18%, 1/9/13	6,000	6,000
0.17%, 1/10/13	4,500	4,500
0.20%, 1/11/13	12,090	12,092
1.50%, 1/16/13	14,650	14,706
0.16%, 2/1/13	4,000	3,999
0.17%, 2/1/13	5,000	5,000
0.17%, 2/6/13	10,700	10,700
0.17%, 2/11/13	4,600	4,600
0.19%, 2/12/13	5,000	5,000
0.16%, 2/13/13	3,000	3,000
0.17%, 2/15/13	9,300	9,299
0.18%, 2/15/13	6,500	6,499
0.19%, 2/15/13	5,200	5,200
0.28%, 3/6/13	2,500	2,501
0.15%, 3/14/13	15,000	14,999
1.25%, 4/2/13	4,200	4,221

See Notes to the Financial Statements.

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 73.8% (1) – continued

Federal Home Loan Bank – 58.1% – continued
0.25%, 4/11/13	$2,500	$2,500
0.37%, 5/1/13	10,000	10,008
0.22%, 5/17/13	3,800	3,799
0.18%, 6/17/13	18,000	17,998
0.17%, 6/20/13	7,700	7,698
0.17%, 6/21/13	2,500	2,500
0.13%, 9/19/13	4,000	3,996

FHLB Discount Notes,
0.01%, 10/1/12	80,000	80,000
0.12%, 10/1/12	8,400	8,400
0.10%, 10/2/12	17,500	17,500
0.12%, 10/3/12	60,500	60,500
0.13%, 10/3/12	41,500	41,500
0.15%, 10/3/12	12,800	12,800
0.17%, 10/3/12	14,800	14,800
0.09%, 10/4/12	26,500	26,500
0.13%, 10/5/12	50,000	49,999
0.11%, 10/10/12	123,500	123,497
0.13%, 10/12/12	138,600	138,594
0.15%, 10/12/12	9,000	9,000
0.16%, 10/12/12	2,000	2,000
0.13%, 10/15/12	25,000	24,999
0.13%, 10/16/12	12,800	12,799
0.13%, 10/17/12	31,200	31,198
0.14%, 10/17/12	17,200	17,199
0.13%, 10/19/12	4,800	4,800
0.14%, 10/24/12	57,800	57,795
0.16%, 10/24/12	23,200	23,198
0.13%, 10/31/12	17,300	17,298
0.15%, 11/2/12	20,000	19,997
0.11%, 11/5/12	3,500	3,500
0.13%, 11/7/12	13,500	13,498
0.16%, 11/7/12	5,300	5,299
0.13%, 11/9/12	127,500	127,482
0.14%, 11/9/12	14,000	13,998
0.13%, 11/14/12	36,900	36,894
0.16%, 11/14/12	18,000	17,997
0.17%, 11/14/12	2,500	2,499
0.14%, 11/16/12	44,740	44,732
0.14%, 11/21/12	10,000	9,998
0.12%, 12/5/12	5,000	4,999
0.15%, 12/7/12	16,900	16,895
0.18%, 1/2/13	8,600	8,596

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 73.8% (1) – continued

Federal Home Loan Bank – 58.1% – continued
0.18%, 1/9/13	$13,500	$13,493
0.16%, 1/16/13	5,200	5,197
0.17%, 1/16/13	34,500	34,483
0.14%, 1/28/13	4,500	4,498
0.19%, 2/1/13	6,700	6,696
0.18%, 2/4/13	4,700	4,697
0.15%, 2/13/13	4,500	4,497
0.17%, 2/13/13	49,200	49,170
0.17%, 2/20/13	12,500	12,492
0.18%, 2/26/13	8,500	8,494
0.16%, 3/8/13	83,000	82,942
0.21%, 4/1/13	3,800	3,796
0.22%, 4/2/13	4,900	4,894
0.20%, 5/1/13	10,000	9,988
0.20%, 5/2/13	2,400	2,397
0.20%, 5/3/13	11,300	11,286
0.21%, 5/13/13	6,000	5,992
0.21%, 5/21/13	7,000	6,990
0.20%, 6/7/13	4,500	4,494
0.20%, 6/10/13	3,700	3,695
0.22%, 6/28/13	8,700	8,686
0.20%, 7/24/13	6,200	6,190
0.19%, 9/12/13	2,500	2,495

FHLB FRN,
0.16%, 10/1/12	25,000	24,991
0.19%, 10/1/12	15,000	15,000
0.20%, 10/1/12	25,000	25,000
0.22%, 10/1/12	15,000	14,994
0.23%, 10/1/12	15,000	14,996
0.24%, 10/1/12	40,000	39,995
0.27%, 10/1/12	14,775	14,775
0.29%, 10/1/12	22,300	22,299
0.30%, 10/1/12	58,045	58,045
0.32%, 10/1/12	25,000	24,998
0.33%, 10/1/12	19,000	18,999
0.34%, 10/1/12	17,000	17,000
0.01%, 10/4/12	16,000	15,996
0.18%, 10/13/12	25,000	24,999
0.30%, 10/16/12	6,000	5,999
0.17%, 10/25/12	10,000	10,001
0.18%, 10/25/12	6,300	6,300
0.17%, 10/26/12	5,000	5,000
0.15%, 10/27/12	10,000	9,999
		1,936,524

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 73.8% (1) – continued

Tennessee Valley Authority – 0.4%

TVA Discount Note, 0.11%, 11/8/12	$12,000	$11,998
Total U.S. Government Agencies
(Cost $2,457,448)		2,457,448

U.S. GOVERNMENT OBLIGATIONS – 15.5%

U.S. Treasury Bills – 6.8%
0.09%, 10/4/12	31,000	31,000
0.11%, 10/4/12	10,000	10,000
0.14%, 10/4/12	18,800	18,800
0.09%, 10/11/12	5,000	5,000
0.14%, 10/11/12	10,000	10,000
0.07%, 10/18/12	40,000	39,999
0.08%, 1/3/13	16,000	15,995
0.15%, 1/3/13	21,800	21,793
0.15%, 1/10/13	18,000	17,993
0.15%, 1/17/13	3,500	3,498
0.15%, 1/24/13	7,500	7,496
0.20%, 3/7/13	4,800	4,796
0.13%, 4/4/13	16,000	15,988
0.17%, 4/4/13	6,500	6,495
0.19%, 5/30/13	6,100	6,092
0.18%, 8/22/13	10,000	9,982
		224,927

U.S. Treasury Notes – 8.7%
1.38%, 10/15/12	87,400	87,442
0.38%, 10/31/12	9,200	9,202
3.88%, 10/31/12	31,200	31,296
0.50%, 11/30/12	3,700	3,702
3.38%, 11/30/12	10,100	10,153
1.38%, 1/15/13	76,600	76,869
0.63%, 1/31/13	6,900	6,911
0.63%, 2/28/13	4,500	4,508
1.75%, 4/15/13	19,800	19,967
1.00%, 7/15/13	8,500	8,550
0.38%, 7/31/13	25,000	25,038
3.38%, 7/31/13	7,500	7,698
		291,336
Total U.S. Government Obligations
(Cost $516,263)		516,263

Investments, at Amortized
(Cost $2,973,711)		2,973,711

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 12.1%

Repurchase Agreements – 12.1% (2)

Citigroup Global Markets, dated 9/28/12,repurchase price $100,002 0.24%, 10/1/12	$100,000	$100,000

Citigroup Global Markets, dated 9/28/12,repurchase price $200,005 0.28%, 10/1/12	200,000	200,000

Credit Suisse Securities, dated 9/28/12,repurchase price $103,334 0.21%, 10/1/12	103,332	103,332
		403,332
Total Repurchase Agreements
(Cost $403,332)		403,332

Total Investments – 101.4%
(Cost $3,377,043) (3)		3,377,043

Liabilities less Other Assets – (1.4)%		(46,202)
NET ASSETS – 100.0%		$3,330,841

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$16,923	4.00%	8/1/42
FNMA	$41,113	4.50%	7/1/40
GNMA	$357,396	3.00% – 5.00%	4/15/18 – 9/15/42

(3)	The cost for federal income tax purposes was $3,377,043.

Percentages shown are based on Net Assets.

At September 30, 2012, the maturity analysis for the U.S. Government Select Money Market Fund as a percentage of investments was:

MATURITY ANALYSIS	%
1 Day	26.7%
2 - 15 Days	20.0
16 - 30 Days	13.2
31 - 60 Days	12.0
61 - 97 Days	3.7
98 - 180 Days	15.2
181 - 270 Days	6.5
271+ Days	2.7

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Money Market Fund’s investments, which are carried at amortized cost, which approximates fair value, as of September 30, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund	$–	$3,377,043	(1)	$–	$3,377,043

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2012 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	Gtd.	Guaranteed
AGM	Assured Guaranty Municipal	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
COPS	Certificates of Participation	IDR	Industrial Development Revenue
CP	Commercial Paper	LOC	Letter of Credit
EDA	Economic Development Authority	PCR	Pollution Control Revenue
FFCB	Federal Farm Credit Bank	PSF	Permanent School Fund
FHLB	Federal Home Loan Bank	RANS	Revenue Anticipation Notes
FHLMC	Federal Home Loan Mortgage Corporation	ROCS	Reset Option Certificates
FNMA	Federal National Mortgage Association	SFM	Single Family Mortgage
FRCD	Floating Rate Certificates of Deposit	TANS	Tax Anticipation Notes
FRN	Floating Rate Notes	TRANS	Tax and Revenue Anticipation Notes
GNMA	Government National Mortgage Association	TVA	Tennessee Valley Authority
G.O.	General Obligation	VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“U.S.”) of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term

NORTHERN FUNDS SEMIANNUAL REPORT	53	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2012, as reflected in their accompanying Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset values (“NAV”) of the Funds.

At March 31, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Municipal Money Market	$46	$(46)
U.S. Government Money Market	1	(1)
U.S. Government Select Money Market	6	(6)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes are effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

At March 31, 2012, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$8,791

The Fund in the above table may offset future capital gains with this capital loss carryforward.

At March 31, 2012, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$8	$ —
Money Market	—	135
Municipal Money Market	129	41
U.S. Government Money Market	—	14
U.S. Government Select Money Market	—	38

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$45	$5
Money Market	—	1,329
Municipal Money Market	851	9
U.S. Government Money Market	—	141
U.S. Government Select Money Market	—	340

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$343	$ —
Money Market	—	1,688
Municipal Money Market	1,370	27
U.S. Government Money Market	—	235
U.S. Government Select Money Market	—	376

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Oper ations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Funds did not have any outstanding loans. The Funds did not incur any interest expense for the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s average daily net assets). During the six months ended September 30, 2012, the investment adviser contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

The annual advisory fees and the expense limitations for the Funds for the six months ended September 30, 2012, were as follows:

	CONTRACTUAL ANNUAL ADVISORY FEE	CONTRACTUAL EXPENSE LIMITATION
California Municipal Money Market	0.25%	0.35%
Money Market	0.25%	0.35%
Municipal Money Market	0.25%	0.35%
U.S. Government Money Market	0.25%	0.35%
U.S. Government Select Money Market	0.25%	0.35%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2013. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses or waive advisory fees of a Fund, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2012, NTI voluntarily reimbursed fees to avoid a negative yield for the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2012, are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee Fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$688,503	$7	$(749,044)	$(60,534)
Money Market	10,807,163	152	(10,814,063)	(6,748)
Municipal Money Market	11,193,430	52	(11,599,640)	(406,158)
U.S. Government Money Market	3,772,739	21	(3,612,847)	159,913
U.S. Government Select Money Market	5,979,066	41	(6,084,953)	(105,846)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$1,731,534	$15	$(1,774,477)	$(42,928)
Money Market	24,670,908	545	(24,815,022)	(143,569)
Municipal Money Market	24,936,657	135	(24,609,815)	326,977
U.S. Government Money Market	7,087,770	46	(7,363,277)	(275,461)
U.S. Government Select Money Market	11,422,412	86	(11,108,718)	313,780

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Money Market Fund (the “Fund”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Fund and investors in the Fund. The Corporation did not receive any consideration from the Fund. Under the CSA, the Corporation committed to provide capital to the Fund in the event that the Fund realized a loss on the Whistlejacket Capital LLC Security (the “Security”), in an amount sufficient for the Fund to maintain its NAV per share at no less than the minimum permissible NAV, which is $0.9990. The Fund was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Fund to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Fund, was insufficient to maintain the minimum permissible NAV of $0.9990.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

On June 25, 2009, the Fund sold the remaining position in the Security held in the Fund, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Fund representing the amount necessary to prevent the loss from causing the market-based NAV of the Fund to fall below $0.999, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standard. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, other than the items noted in Note 4 – Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.18%	$1,000.00	$1,000.10	$0.90
Hypothetical**	0.18%	$1,000.00	$1,024.17	$0.91

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.24%	$1,000.00	$1,000.10	$1.20
Hypothetical**	0.24%	$1,000.00	$1,023.87	$1.22

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical**	0.19%	$1,000.00	$1,024.12	$0.96

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.17%	$1,000.00	$1,000.10	$0.85
Hypothetical**	0.17%	$1,000.00	$1,024.22	$0.86

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical**	0.14%	$1,000.00	$1,024.37	$0.71

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183), and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for the Trustees’ consideration of the Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the voluntary reimbursements made by Northern to maintain a positive yield in the Funds; (v) the investment advisory fees charged by Northern to Northern’s other institutional accounts; (vi) Northern’s staffing for the Funds and the experience of the portfolio managers and other personnel; (vii) Northern’s financial resources and its ability to attract and retain portfolio management talent; (viii) Northern’s investments in technology to benefit the Funds; (ix) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (x) the benefits received by Northern and its affiliates from their relationships with the Funds. In evaluating the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Funds by Northern and its affiliates. These services include services as the Funds’ custodian, transfer agent and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees also reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management and stress testing to the Trustees. The Trustees also noted Northern’s enhancements to the fixed-income trading and compliance systems and credit function, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Funds’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Funds. The

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Trustees noted Northern’s and its affiliates’ overall strong financial position, stability and commitment to the Funds, as evidenced by their support to the Funds to maintain a positive yield during the past year, as well as their commitment of other resources to support the Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to provide quality services to the Funds.

Performance

The Trustees also considered the investment performance of the Funds. In this regard, the Trustees considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as applicable. The Trustees also considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds, the investor base the Funds are intended to serve, and steps taken by Northern to manage the Funds to maintain stable net asset values during the recent market and economic environments, particularly in relation to Eurozone banking issues and the extremely low interest rate environment. The Trustees noted, in particular, that Northern’s investment style was more risk averse than other money market investment advisers. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds. They also considered the Funds’ compliance with SEC regulations applicable to money market mutual funds and the stability of the Funds’ net asset values. Based on the information provided, the Trustees believed that the Funds had provided yields that were satisfactory in light of their respective investment objectives and policies, as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Funds; the extent of Northern’s substantial voluntary expense reimbursements to maintain a positive yield for the Funds; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also reviewed information on the services rendered by Northern to the Funds, the fee rates paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Fund’s total operating expense ratios after reimbursement of expenses was below its respective Lipper peer objective median, and that each of the Fund’s contractual advisory fees was below its respective Lipper peer group median.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a Fund-by-Fund basis; therefore, they generally focused more on the profitability of Northern’s and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Funds may be sharing in economies of scale through the level at which the Funds’ advisory fees are set and through contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also considered Northern’s substantial voluntary expense reimbursements to maintain positive yields for the Funds.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company. The Trustees also considered that the large scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. Additionally, the Trustees considered the extent to which Northern and its other

NORTHERN FUNDS SEMIANNUAL REPORT	61	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2012 (UNAUDITED)

clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the fees paid by the Funds were reasonable in light of the services provided by Northern, its actual costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

MONEY MARKET FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	63	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

16	MULTI-MANAGER EMERGING MARKETS EQUITY FUND

25	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

29	MULTI-MANAGER GLOBAL REAL ESTATE FUND

33	MULTI-MANAGER INTERNATIONAL EQUITY FUND

42	MULTI-MANAGER LARGE CAP FUND

46	MULTI-MANAGER MID CAP FUND

52	MULTI-MANAGER SMALL CAP FUND

FIXED INCOME FUND

58	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

82	NOTES TO THE FINANCIAL STATEMENTS

95	FUND EXPENSES

97	APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

104	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at cost (1)	$1,629,719	$65,898	$867,078
Investments, at value (2)	$1,798,720	$65,461	$1,062,451
Cash held at broker	–	69	–
Foreign currencies, at value (cost $6,571, $55, $1,881, $1,339, respectively)	6,668	55	1,881
Dividend income receivable	1,587	76	2,439
Interest income receivable	–	–	–
Receivable for foreign tax reclaimable	67	–	203
Receivable for securities sold	3,142	161	15,920
Receivable for variation margin on futures contracts	–	2	–
Receivable for fund shares sold	235	1,143	266
Receivable from investment adviser	57	6	51
Unrealized gain on foreign currency exchange contracts	–	–	22
Prepaid and other assets	24	–	4
Total Assets	1,810,500	66,973	1,083,237
LIABILITIES:
Unrealized loss on foreign currency exchange contracts	–	1	6
Payable for securities purchased	1,057	10,309	11,442
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	–	11	–
Payable for fund shares redeemed	747	–	566
Payable to affiliates:
Investment advisory fees	346	6	192
Administration fees	44	1	26
Custody and accounting fees	33	2	21
Shareholder servicing fees	–	–	–
Transfer agent fees	30	1	18
Trustee fees	1	–	2
Accrued other liabilities	58	5	30
Total Liabilities	2,316	10,336	12,303
Net Assets	$1,808,184	$56,637	$1,070,934
ANALYSIS OF NET ASSETS:
Capital stock	$1,708,098	$56,962	$855,777
Accumulated undistributed net investment income (loss)	19,050	63	2,362
Accumulated undistributed net realized gain (loss)	(88,074)	61	17,400
Net unrealized appreciation (depreciation)	169,110	(449)	195,395
Net Assets	$1,808,184	$56,637	$1,070,934
Shares Outstanding ($.0001 par value, unlimited authorization)	99,081	5,703	59,126
Net Asset Value, Redemption and Offering Price Per Share	$18.25	$9.93	$18.11

(1)	Amounts include cost from the Diversified Assets Portfolio of the Northern Institutional Funds of $46,775, $15,672, $26,723, $81,816, $27,158, $30,798, $14,342 and $41,192, respectively.
(2)	Amounts include value from the Diversified Assets Portfolio of the Northern Institutional Funds of $46,775, $15,672, $26,723, $81,816, $27,158, $30,798, $14,342 and $41,192, respectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2012 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$1,968,604	$881,114	$768,303	$386,018	$802,745
$2,095,129	$996,501	$933,232	$438,606	$830,639
–	–	–	–	–
1,346	–	–	–	–
5,092	1,140	1,029	390	57
–	–	–	–	14,892
3,597	–	–	–	–
10,926	532	6,905	6,646	3,102
13	–	1	–	–
296	17	212	72	1,006
53	19	24	11	29
221	–	–	–	24
24	17	20	14	27
2,116,697	998,226	941,423	445,739	849,776

146	–	–	–	355
10,269	1,405	10,200	2,182	11,155
–	–	–	–	11,719
304	62	28	29	–
1,481	1,236	517	257	350

369	147	138	80	108
52	25	23	11	20
38	7	5	23	16
1	1	27	2	–
35	16	15	7	14
6	2	6	2	3
37	40	43	26	30
12,738	2,941	11,002	2,619	23,770
$2,103,959	$995,285	$930,421	$443,120	$826,006

$2,334,320	$795,450	$731,701	$389,061	$800,388
37,271	35	3,998	(75)	583
(393,885)	84,299	30,031	1,546	(2,535)
126,253	115,501	164,691	52,588	27,570
$2,103,959	$995,285	$930,421	$443,120	$826,006
230,556	101,864	75,931	45,000	77,265
$9.13	$9.77	$12.25	$9.85	$10.69

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND(1)		MULTI-MANAGER GLOBAL REAL ESTATE FUND
INVESTMENT INCOME:
Dividend income	$29,336	(2)(3)	$76	(3)(4)	$16,151	(2) (3)
Interest income	5		–		–
Total Investment Income	29,341		76		16,151
EXPENSES:
Investment advisory fees	10,190		12		5,406
Administration fees	1,306		2		739
Custody fees	801		2		461
Accounting fees	97		1		59
Transfer agent fees	871		1		492
Blue sky fees	13		2		11
SEC fees	8		–		2
Printing fees	34		1		12
Audit fees	12		1		9
Legal fees	12		1		9
Shareholder servicing fees	14		–		4
Trustee fees	11		–		5
Other	17		–		10
Total Expenses	13,386		23		7,219
Less expenses reimbursed by investment adviser	(1,484)		(10)		(1,332)
Net Expenses	11,902		13		5,887
Net Investment Income (Loss)	17,439		63		10,264
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(19,381)		(1)		15,626
Futures contracts	–		(20)		–
Foreign currency transactions	(649)		82		(49)
Net change in unrealized appreciation (depreciation) on:
Investments	(38,389)		(437)		30,511
Futures contracts	–		(12)		–
Foreign currency exchange contracts	1		(1)		26
Translation of other assets and liabilities denominated in foreign currencies	94		1		3
Net Gains (Losses)	(58,324)		(388)		46,117
Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,885)		$(325)		$56,381

(1)	Commenced investment operations on September 18, 2012.
(2)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $2, $2, $4, $2, $1, $1 and $2, respectively.
(3)	Net of $3,516, $7, $796, $4,639, $215 and $1, respectively in non-reclaimable foreign withholding taxes.
(4)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of which the amount is less than $1.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$41,219	(2)(3)	$9,310	(2)(3)	$7,915 (2)	$2,822 (2)	$461	(2)
2		1		1	1	26,107	(3)
41,221		9,311		7,916	2,823	26,568

11,012		4,529		4,280	2,461	2,957
1,555		756		713	336	555
951		75		80	73	350
114		60		57	32	47
1,037		504		476	224	370
12		11		11	11	12
10		5		5	2	1
47		20		22	12	13
15		11		11	8	10
15		10		10	8	9
10		4		72	3	1
16		8		8	4	6
22		11		11	6	9
14,816		6,004		5,756	3,180	4,340
(1,264)		(487)		(546)	(283)	(670)
13,552		5,517		5,210	2,897	3,670
27,669		3,794		2,706	(74)	22,898

(93,620)		72,148		18,736	2,820	1,489
907		360		518	239	–
527		–		–	–	569

28,713		(83,930)		(36,636)	(3,460)	17,676
(364)		(127)		(398)	(32)	–
66		–		–	–	(123)
(267)		–		–	–	7
(64,038)		(11,549)		(17,780)	(433)	19,618
$(36,369)		$(7,755)		$(15,074)	$(507)	$42,516

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND(1)	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Amounts in thousands	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	SEPT. 30, 2012	MARCH 31, 2012
OPERATIONS:
Net investment income (loss)	$17,439	$21,572	$63	$10,264	$9,469
Net realized gains (losses)	(20,030)	35,651	61	15,577	30,567
Net change in unrealized appreciation (depreciation)	(38,294)	(275,795)	(449)	30,540	(32,072)
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,885)	(218,572)	(325)	56,381	7,964
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	30,448	(183,063)	56,962	258,040	(10,483)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,448	(183,063)	56,962	258,040	(10,483)
DISTRIBUTIONS PAID:
From net investment income	–	(19,999)	–	(7,641)	(11,975)
From net realized gains	–	(230,104)	–	–	(41,824)
Total Distributions Paid	–	(250,103)	–	(7,641)	(53,799)
Total Increase (Decrease) in Net Assets	(10,437)	(651,738)	56,637	306,780	(56,318)
NET ASSETS:
Beginning of period	1,818,621	2,470,359	–	764,154	820,472
End of period	$1,808,184	$1,818,621	$56,637	$1,070,934	$764,154
Accumulated Undistributed Net Investment Income (Loss)	$19,050	$1,611	$63	$2,362	$(261)

(1)	Commenced investment operations on September 18, 2012.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2012

MULTI-MANAGER INTERNATIONAL EQUITY FUND		MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012	SEPT. 30, 2012	MARCH 31, 2012

$27,669	$41,498	$3,794	$6,201	$2,706	$2,662	$(74)	$(282)	$22,898	$43,394
(92,186)	(108,889)	72,508	34,520	19,254	46,295	3,059	7,153	2,058	5,084
28,148	(279,094)	(84,057)	35,349	(37,034)	(41,456)	(3,492)	(28,198)	17,560	(24,138)
(36,369)	(346,485)	(7,755)	76,070	(15,074)	7,501	(507)	(21,327)	42,516	24,340

(101,876)	(820,116)	(118,683)	38,698	(114,385)	(53,580)	(42,348)	(35,929)	160,883	31,611
(101,876)	(820,116)	(118,683)	38,698	(114,385)	(53,580)	(42,348)	(35,929)	160,883	31,611

–	(43,000)	(3,992)	(6,068)	–	(1,319)	–	–	(23,123)	(45,094)
–	–	–	(31,795)	–	(31,120)	–	(48,516)	–	(14,276)
–	(43,000)	(3,992)	(37,863)	–	(32,439)	–	(48,516)	(23,123)	(59,370)
(138,245)	(1,209,601)	(130,430)	76,905	(129,459)	(78,518)	(42,855)	(105,772)	180,276	(3,419)

2,242,204	3,451,805	1,125,715	1,048,810	1,059,880	1,138,398	485,975	591,747	645,730	649,149
$2,103,959	$2,242,204	$995,285	$1,125,715	$930,421	$1,059,880	$443,120	$485,975	$826,006	$645,730
$37,271	$9,602	$35	$233	$3,998	$1,292	$(75)	$(1)	$583	$808

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$18.67		$23.13		$20.85		$12.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.22		0.10		0.05	0.01
Net realized and unrealized gains (losses)	(0.60)		(2.07)		4.20		9.49	2.02
Total from Investment Operations	(0.42)		(1.85)		4.30		9.54	2.03
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–		(0.21)		(0.16)		(0.09)	–
From net realized gains	–		(2.40)		(1.86)		(0.63)	–
Total Distributions Paid	–		(2.61)		(2.02)		(0.72)	–
Net Asset Value, End of Period	$18.25		$18.67		$23.13		$20.85	$12.03
Total Return(3)	(2.25)%		(5.86)%		20.88%		79.65%	20.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,808,184		$1,818,621		$2,470,359		$1,896,421	$268,350
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.37	%(5)	1.44	%(5)	1.45	%(5)	1.48%	1.50%
Expenses, before reimbursements and credits	1.54%		1.52%		1.52%		1.55%	1.68%
Net investment income, net of reimbursements and credits	1.99	%(5)	1.01	%(5)	0.42	%(5)	0.25%	0.54	%(6)
Net investment income, before reimbursements and credits	1.82%		0.93%		0.35%		0.18%	0.36	%(6)
Portfolio Turnover Rate	17.15%		46.58%		76.35%		115.05%	23.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $31,000, $48,000 and $149,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	PERIOD ENDED SEPT. 30, 2012 (UNAUDITED)(1)
Net Asset Value, Beginning of Period	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized and unrealized losses	(0.08)
Total from Investment Operations	(0.07)
LESS DISTRIBUTIONS PAID:
From net investment income	–
From net realized gains	–
Net Asset Value, End of Period	$9.93
Total Return(2)	(0.70)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$56,637
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.93	%(4)
Expenses, before reimbursements and credits	1.62%
Net investment income, net of reimbursements and credits	4.25	%(4)(5)
Net investment income, before reimbursements and credits	3.56	%(5)
Portfolio Turnover Rate	0.83%

(1)	Commenced investment operations on September 18, 2012.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents 0.07 percent of average net assets for the period from September 18, 2012 (commencement of operations) to September 30, 2012. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	PERIOD ENDED MARCH 31, 2009(1)
Net Asset Value, Beginning of Period	$17.29		$18.20		$17.08		$9.87	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.21		0.17		0.23	0.15
Net realized and unrealized gains (losses)	0.77		0.09		2.56		7.66	(0.17)
Total from Investment Operations	0.95		0.30		2.73		7.89	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.13)		(0.26)		(0.23)		(0.22)	(0.09)
From net realized gains	–		(0.95)		(1.38)		(0.46)	(0.02)
Total Distributions Paid	(0.13)		(1.21)		(1.61)		(0.68)	(0.11)
Net Asset Value, End of Period	$18.11		$17.29		$18.20		$17.08	$9.87
Total Return(3)	5.60%		2.66%		16.59%		80.53%	(0.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,070,934		$764,154		$820,472		$633,800	$185,425
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	1.20	%(5)	1.27	%(5)	1.29	%(5)	1.30%	1.30%
Expenses, before reimbursements and credits	1.47%		1.47%		1.47%		1.48%	1.55%
Net investment income, net of reimbursements and credits	2.07	%(5)	1.20	%(5)	0.95	%(5)	1.53%	3.68	%(6)
Net investment income, before reimbursements and credits	1.80%		1.00%		0.77%		1.35%	3.43	%(6)
Portfolio Turnover Rate	26.81%		64.16%		54.79%		71.54%	55.99%

(1)	Commenced investment operations on November 19, 2008.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $28,000, $22,000 and $77,000, which represents 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on November 19, 2008, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$9.25		$10.17		$9.19		$6.28	$11.15	$11.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12		0.16		0.07		0.03	0.11	0.11
Net realized and unrealized gains (losses)	(0.24)		(0.92)		0.98		2.93	(4.79)	(0.16)
Total from Investment Operations	(0.12)		(0.76)		1.05		2.96	(4.68)	(0.05)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–		(0.16)		(0.07)		(0.05)	(0.09)	(0.10)
From net realized gains	–		–		–		–	(0.10)	(0.59)
Total Distributions Paid	–		(0.16)		(0.07)		(0.05)	(0.19)	(0.69)
Net Asset Value, End of Period	$9.13		$9.25		$10.17		$9.19	$6.28	$11.15
Total Return(2)	(1.30)%		(7.24)%		11.49%		47.16%	(42.04)%	(0.84)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,103,959		$2,242,204		$3,451,805		$2,902,773	$1,048,341	$1,504,189
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.31	%(4)	1.37	%(4)	1.38	%(4)	1.41%	1.44%	1.45%
Expenses, before reimbursements and credits	1.43%		1.40%		1.41%		1.42%	1.47%	1.47%
Net investment income, net of reimbursements and credits	2.67	%(4)	1.44	%(4)	0.74	%(4)	0.71%	1.27%	0.96%
Net investment income, before reimbursements and credits	2.55%		1.41%		0.71%		0.70%	1.24%	0.94%
Portfolio Turnover Rate	46.91%		70.80%		123.93%		59.84%	69.98%	77.15%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $56,000, $92,000 and $374,000, which represents 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012, and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	PERIOD ENDED MARCH 31, 2008(1)
Net Asset Value, Beginning of Period	$9.85		$9.56		$8.19		$5.68	$8.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.05		0.04		0.06	0.07	0.03
Net realized and unrealized gains (losses)	(0.08)		0.56		1.38		2.50	(3.08)	(1.24)
Total from Investment Operations	(0.04)		0.61		1.42		2.56	(3.01)	(1.21)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)		(0.05)		(0.05)		(0.05)	(0.07)	(0.03)
From net realized gains	–		(0.27)		–		–	–	–
Total Distributions Paid	(0.04)		(0.32)		(0.05)		(0.05)	(0.07)	(0.03)
Net Asset Value, End of Period	$9.77		$9.85		$9.56		$8.19	$5.68	$8.76
Total Return(2)	(0.41)%		6.96%		17.36%		45.25%	(34.53)%	(12.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$995,285		$1,125,715		$1,048,810		$710,622	$329,025	$262,216
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.09	%(4)	1.16	%(4)	1.19	%(4)	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.19%		1.19%		1.20%		1.20%	1.23%	1.36%
Net investment income, net of reimbursements and credits	0.75	%(4)	0.59	%(4)	0.52	%(4)	0.81%	1.01%	1.11	%(5)
Net investment income, before reimbursements and credits	0.65%		0.56%		0.51%		0.81%	0.98%	0.95	%(5)
Portfolio Turnover Rate	59.13%		39.43%		69.02%		48.85%	57.53%	15.71%

(1)	Commenced investment operations on October 17, 2007.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, $43,000 and $99,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(5)	As the Fund commenced investment operations on October 17, 2007, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$12.40		$12.59		$10.14		$6.26	$9.99	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04		0.03		–	(1)	0.02	0.05	0.03
Net realized and unrealized gains (losses)	(0.19)		0.14		2.46		3.88	(3.68)	(0.88)
Total from Investment Operations	(0.15)		0.17		2.46		3.90	(3.63)	(0.85)
LESS DISTRIBUTIONS PAID:
From net investment income	–		(0.01)		(0.01)		(0.02)	(0.05)	(0.02)
From net realized gains	–		(0.35)		–		–	(0.05)	(0.39)
Total Distributions Paid	–		(0.36)		(0.01)		(0.02)	(0.10)	(0.41)
Net Asset Value, End of Period	$12.25		$12.40		$12.59		$10.14	$6.26	$9.99
Total Return(2)	(1.21)%		1.93%		24.28%		62.34%	(36.44)%	(7.91)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$930,421		$1,059,880		$1,138,398		$587,664	$376,217	$450,531
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.10	%(4)	1.17	%(4)	1.19	%(4)	1.20%	1.20%	1.20%
Expenses, before reimbursements and credits	1.21%		1.20%		1.20%		1.20%	1.21%	1.21%
Net investment income (loss), net of reimbursements and credits	0.56	%(4)	0.25	%(4)	(0.01	)%(4)	0.22%	0.59%	0.29%
Net investment income (loss), before reimbursements and credits	0.45%		0.22%		(0.02)%		0.22%	0.58%	0.28%
Portfolio Turnover Rate	23.29%		54.53%		62.29%		103.02%	123.45%	35.17%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income (loss) ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $25,000 and $68,000, which represents less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		YEAR ENDED MARCH 31, 2010	YEAR ENDED MARCH 31, 2009	YEAR ENDED MARCH 31, 2008
Net Asset Value, Beginning of Period	$9.82		$11.12		$8.85		$5.53	$8.90	$11.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	–	(1)	–	(1)	(0.05)		(0.03)	(0.02)	(0.04)
Net realized and unrealized gains (losses)	0.03		(0.33)		2.32		3.35	(3.34)	(1.80)
Total from Investment Operations	0.03		(0.33)		2.27		3.32	(3.36)	(1.84)
LESS DISTRIBUTIONS PAID:
From net realized gains	–		(0.97)		–		–	(0.01)	(0.73)
Total Distributions Paid	–		(0.97)		–		–	(0.01)	(0.73)
Net Asset Value, End of Period	$9.85		$9.82		$11.12		$8.85	$5.53	$8.90
Total Return(2)	0.31%		(1.53)%		25.79%		59.86%	(37.76)%	(16.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$443,120		$485,975		$591,747		$442,610	$230,043	$292,068
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	1.30	%(4)	1.37	%(4)	1.39	%(4)	1.40%	1.40%	1.40%
Expenses, before reimbursements and credits	1.42%		1.41%		1.41%		1.41%	1.44%	1.44%
Net investment loss, net of reimbursements and credits	(0.04	)%(4)	(0.05	)%(4)	(0.47	)%(4)	(0.44)%	(0.31)%	(0.46)%
Net investment loss, before reimbursements and credits	(0.16)%		(0.09)%		(0.49)%		(0.45)%	(0.35)%	(0.50)%
Portfolio Turnover Rate	20.54%		56.47%		192.09%		187.71%	185.25%	185.20%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment loss ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $27,000 and $58,000, which represents 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, reimbursements would have been decreased and net expenses and net investment loss increased by a corresponding amount.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		YEAR ENDED MARCH 31, 2012		YEAR ENDED MARCH 31, 2011		PERIOD ENDED MARCH 31, 2010(1)
Net Asset Value, Beginning of Period	$10.44		$10.98		$10.41		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32		0.68		0.68		0.29
Net realized and unrealized gain (losses)	0.25		(0.29)		0.68		0.40
Total from Investment Operations	0.57		0.39		1.36		0.69
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.32)		(0.71)		(0.68)		(0.27)
From net realized gains	–		(0.22)		(0.11)		(0.01)
Total Distributions Paid	(0.32)		(0.93)		(0.79)		(0.28)
Net Asset Value, End of Period	$10.69		$10.44		$10.98		$10.41
Total Return(3)	5.62%		4.05%		13.58%		6.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$826,006		$645,730		$649,149		$419,861
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.99	%(5)	1.07	%(5)	1.08	%(5)	1.10%
Expenses, before reimbursements and credits	1.17%		1.17%		1.18%		1.21%
Net investment income, net of reimbursements and credits	6.18	%(5)	6.53	%(5)	6.46	%(5)	6.04	%(6)
Net investment income, before reimbursements and credits	6.00%		6.43%		6.36%		5.93	%(6)
Portfolio Turnover Rate	25.38%		80.61%		43.11%		20.46%

(1)	Commenced investment operations on September 23, 2009.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, $27,000 and $88,000, which represents 0.01, less than 0.005 and 0.02 percent of average net assets for the six months ended September 30, 2012 and fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 23, 2009, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9%

Brazil – 7.9%

All America Latina Logistica S.A.	770,731	$3,167

Amil Participacoes S.A.	140,126	1,676

Banco Bradesco S.A. ADR	305,754	4,913

Banco do Brasil S.A.	667,359	8,164

Banco Santander Brasil S.A.	430,500	3,158

Banco Santander Brasil S.A. ADR	435,113	3,207

BM&FBovespa S.A.	321,947	1,939

BR Malls Participacoes S.A.	672,620	9,260

CETIP S.A. – Mercados Organizados	730,675	9,562

Cosan S.A. Industria e Comercio	39,573	722

Diagnosticos da America S.A.	296,112	1,770

EcoRodovias Infraestrutura e Logistica S.A.	411,700	3,558

Ez Tec Empreendimentos e Participacoes S.A.	44,156	551

Fibria Celulose S.A. *	1,653,600	15,025

Gafisa S.A. ADR *	162,180	709

Gerdau S.A. ADR	532,900	5,068

Kroton Educacional S.A. *	157,300	2,707

Localiza Rent a Car S.A.	291,553	5,051

MRV Engenharia e Participacoes S.A.	445,243	2,638

Natura Cosmeticos S.A.	122,964	3,330

Obrascon Huarte Lain Brasil S.A.	93,420	851

Oi S.A. ADR	8,120	40

Petroleo Brasileiro S.A.	98,486	1,127

Petroleo Brasileiro S.A. ADR	1,123,210	25,766

Petroleo Brasileiro S.A. ADR	410,040	9,050

Sao Martinho S.A.	16,437	194

Sul America S.A.	84,112	621

Tim Participacoes S.A. ADR	198,600	3,817

Vale S.A.	60,003	1,073

Vale S.A. ADR	773,142	13,839
		142,553

Canada – 0.3%

Methanex Corp.	173,625	4,954

Chile – 0.6%

Banco de Chile	2,860,100	400

Banco Santander Chile ADR	29,310	2,146

Cia Cervecerias Unidas S.A.	59,298	847

ENTEL Chile S.A.	33,341	695

Sociedad Quimica y Minera de Chile S.A. ADR	102,000	6,287
		10,375

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

China – 9.2%

AAC Technologies Holdings, Inc.	1,729,000	$6,239

Anhui Conch Cement Co. Ltd., Class H	995,601	3,084

Anta Sports Products Ltd.	3,065,765	2,346

Baidu, Inc. ADR *	123,142	14,386

Bank of China Ltd., Class H	7,189,106	2,725

China Communications Services Corp. Ltd., Class H	286,742	166

China Construction Bank Corp., Class H	28,794,454	19,898

China Dongxiang Group Co.	17,013,000	1,813

China Life Insurance Co. Ltd., Class H	873,628	2,522

China Merchants Bank Co. Ltd., Class H	2,003,500	3,360

China Petroleum & Chemical Corp., Class H	1,558,363	1,448

China Shenhua Energy Co. Ltd., Class H	2,305,489	8,900

China Zhongwang Holdings Ltd. *	554,800	212

Chongqing Rural Commercial Bank, Class H	1,809,446	711

CNOOC Ltd.	6,572,342	13,353

CNOOC Ltd. ADR	17,444	3,537

CSR Corp. Ltd., Class H	8,361,000	5,507

Ctrip.com International Ltd. ADR *	121,220	2,046

Dongfeng Motor Group Co. Ltd., Class H	3,484,437	4,063

Evergrande Real Estate Group Ltd.	3,251,000	1,279

Giant Interactive Group, Inc. ADR	189,471	983

Great Wall Motor Co. Ltd., Class H	671,420	1,763

Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	11,193

Harbin Electric Co. Ltd., Class H	3,872,978	2,964

Hengan International Group Co. Ltd.	454,000	4,297

Huadian Power International Co., Class H *	12,105,800	3,371

Industrial & Commercial Bank of China Ltd., Class H	9,561,053	5,622

Inner Mongolia Yitai Coal Co. Ltd., Class B	138,680	749

Jiangxi Copper Co. Ltd., Class H	2,230,000	5,618

Lenovo Group Ltd.	5,464,546	4,504

Mindray Medical International Ltd. ADR	112,563	3,783

Parkson Retail Group Ltd.	4,327,880	3,617

PetroChina Co. Ltd. ADR	30,690	3,964

PetroChina Co. Ltd., Class H	1,552,024	2,011

Ping An Insurance Group Co. of China Ltd., Class H	805,000	6,056

Soho China Ltd.	1,060,442	655

Tencent Holdings Ltd.	168,700	5,716

Yanzhou Coal Mining Co. Ltd., Class H	1,712,705	2,596
		167,057

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Colombia – 0.6%

Almacenes Exito S.A.	32,733	$536

Bancolombia S.A. ADR	42,368	2,530

Ecopetrol S.A.	283,033	833

Pacific Rubiales Energy Corp.	301,881	7,213
		11,112

Czech Republic – 1.1%

CEZ A.S.	10,850	405

Komercni Banka A.S.	93,741	18,706
		19,111

Egypt – 0.7%

Commercial International Bank Egypt S.A.E.	2,235,026	12,884

Hong Kong – 5.1%

Beijing Enterprises Holdings Ltd.	882,000	5,871

Belle International Holdings Ltd.	4,884,693	8,799

Central China Real Estate Ltd.	1,410,883	345

Chaoda Modern Agriculture Holdings Ltd. (1)*	5,742,000	–

China Mobile Ltd.	4,417,585	48,841

China Power International Development Ltd.	15,077,400	4,130

Cosco International Holdings Ltd.	765,998	301

Galaxy Entertainment Group Ltd. *	1,789,000	5,966

Huabao International Holdings Ltd.	4,673,581	2,650

Kingboard Laminates Holdings Ltd.	8,169,500	3,382

KWG Property Holding Ltd.	502,500	278

Pacific Basin Shipping Ltd.	9,955,600	4,543

Shenzhen Investment Ltd.	567,332	131

Shougang Fushan Resources Group Ltd.	5,140,982	1,385

Skyworth Digital Holdings Ltd.	1,028,000	485

Stella International Holdings Ltd.	682,000	1,682

Texwinca Holdings Ltd.	4,278,000	2,752

Yuexiu Real Estate Investment Trust	380,514	186
		91,727

Hungary – 0.3%

EGIS Pharmaceuticals PLC	2,006	159

Magyar Telekom Telecommunications PLC	1,454,450	2,787

OTP Bank PLC	175,000	3,080

Richter Gedeon Nyrt.	1,296	227
		6,253

India – 5.2%

Allahabad Bank	25,714	71

Andhra Bank	283,745	604

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

India – 5.2% – continued

Bajaj Holdings and Investment Ltd.	24,294	$366

Bank of Baroda	177,444	2,676

Central Bank Of India	612,800	908

Chambal Fertilizers & Chemicals Ltd.	57,149	80

Corp Bank	134,338	1,061

GAIL India Ltd.	490,765	3,552

Gitanjali Gems Ltd.	68,051	449

Grasim Industries Ltd.	18,049	1,132

Gujarat Mineral Development Corp. Ltd.	44,806	167

HCL Technologies Ltd.	465,563	5,078

HDFC Bank Ltd. ADR	186,900	7,024

Housing Development Finance Corp.	136,990	2,007

ICICI Bank Ltd. ADR	168,200	6,751

Indiabulls Financial Services Ltd.	203,024	823

Indian Bank	415,512	1,522

Infosys Ltd. ADR	106,167	5,153

McLeod Russel India Ltd.	25,269	155

Oil & Natural Gas Corp. Ltd.	162,910	865

Power Finance Corp. Ltd.	390,516	1,394

State Bank of India GDR	46,493	4,016

Syndicate Bank	164,918	339

Tata Chemicals Ltd.	69,251	420

Tata Consultancy Services Ltd.	994,008	24,369

Tata Motors Ltd. ADR	48,324	1,241

UCO Bank	484,560	704

United Phosphorus Ltd.	202,355	504

Vijaya Bank	523,513	558

Wipro Ltd.	2,782,101	20,048
		94,037

Indonesia – 1.8%

Adaro Energy Tbk PT	25,349,345	3,948

AKR Corporindo Tbk PT	1,101,000	486

Aneka Tambang Persero Tbk PT	2,698,825	379

Astra Agro Lestari Tbk PT	318,820	728

Bank Bukopin Tbk PT	3,167,276	211

Bank Mandiri Persero Tbk PT	4,604,715	3,927

Bank Rakyat Indonesia Persero Tbk PT	8,036,000	6,221

Indo Tambangraya Megah Tbk PT	152,222	667

Indofood Sukses Makmur Tbk PT	7,208,000	4,239

Kalbe Farma Tbk PT	26,500	13

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,229,560	569

Sampoerna Agro PT	633,000	191

Semen Gresik Persero Tbk PT	5,369,000	8,059

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Indonesia – 1.8% – continued

Tambang Batubara Bukit Asam Persero Tbk PT	1,196,632	$2,015

Telekomunikasi Indonesia Persero Tbk PT	1,015,763	999
		32,652

Israel – 0.2%

Israel Chemicals Ltd.	289,752	3,517

Malaysia – 1.6%

Axiata Group Bhd.	3,304,800	7,021

Berjaya Sports Toto Bhd.	164,604	233

British American Tobacco Malaysia Bhd.	25,192	497

DiGi.Com Bhd.	833,098	1,437

DRB-Hicom Bhd.	1,248,262	936

Genting Bhd.	1,469,652	4,182

Genting Malaysia Bhd.	3,734,687	4,268

Hong Leong Financial Group Bhd.	160,640	623

KLCC Property Holdings Bhd.	138,522	263

Kulim Malaysia Bhd.	278,000	448

Lafarge Malayan Cement Bhd.	157,548	455

Malayan Banking Bhd.	326,248	961

Malaysia Building Society	738,944	582

Media Prima Bhd.	107,350	81

Parkson Holdings Bhd.	250,381	394

Sime Darby Bhd.	1,829,500	5,863

Telekom Malaysia Bhd.	121,787	246

Tradewinds Malaysia Bhd.	47,515	112

UMW Holdings Bhd.	170,500	557
		29,159

Mexico – 7.1%

Alfa S.A.B. de C.V., Series A	959,570	1,786

America Movil S.A.B. de C.V., Series L ADR	1,618,041	41,163

America Movil S.A.B. de C.V., Series L	1,575,091	2,006

Arca Continental S.A.B. de C.V.	1,890,472	13,384

Corp. GEO S.A.B. de C.V., Series B *	1,384,926	1,700

Desarrolladora Homex S.A.B. de C.V. ADR *	121,363	1,655

Fomento Economico Mexicano S.A.B. de C.V. ADR	71,787	6,603

Gruma S.A.B. de C.V., Series B *	256,649	726

Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	7,552

Grupo Financiero Banorte S.A.B. de C.V., Series O	2,013,636	11,378

Grupo Herdez S.A.B. de C.V.	37,571	97

Grupo Mexico S. A.B. de C.V., Series B	2,151,844	7,110

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Mexico – 7.1% – continued

Grupo Televisa S.A.B. ADR	1,358,683	$31,943

Industrias C.H. S.A.B. de C.V., Series B *	93,844	560
		127,663

Netherlands – 0.2%

Yandex N.V., Class A *	172,842	4,167

Norway – 0.0%

STX OSV Holdings Ltd.	226,000	298

Panama – 0.3%

Copa Holdings S.A., Class A	59,700	4,852

Peru – 0.3%

BBVA Banco Continental S.A.	105,111	270

Credicorp Ltd.	43,230	5,416

Intercorp Financial Services, Inc.	10,366	337
		6,023

Philippines – 0.5%

Megaworld Corp.	8,945,000	477

Metropolitan Bank & Trust	3,464,877	7,671

SM Investments Corp.	92,700	1,616
		9,764

Poland – 0.6%

Bank Pekao S.A.	74,280	3,668

Cyfrowy Polsat S.A. *	812,096	3,733

KGHM Polska Miedz S.A.	45,179	2,159

PGE S.A.	196,364	1,134
		10,694

Portugal – 0.3%

Jeronimo Martins SGPS S.A.	316,116	5,280

Qatar – 0.2%

Industries Qatar QSC	78,475	3,019

Russia – 4.9%

Gazprom OAO ADR	1,462,545	14,666

Lukoil OAO ADR	212,206	13,132

Magnit OJSC GDR (Registered)	192,461	6,562

Magnitogorsk Iron & Steel Works GDR (Registered) *	247,630	1,147

Mail.ru Group Ltd. GDR (2)(3)	17,650	608

Mail.ru Group Ltd. GDR (Registered)	163,387	5,455

MMC Norilsk Nickel OJSC ADR	60,239	966

Mobile Telesystems OJSC ADR	202,556	3,549

NovaTek OAO GDR (Registered)	25,541	3,021

Novolipetsk Steel OJSC GDR (Registered)	149,559	2,960

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Russia – 4.9% – continued

Rosneft OAO GDR (Registered)	497,100	$3,355

Sberbank of Russia	5,790,002	16,888

Sberbank of Russia ADR	315,668	3,716

Sberbank of Russia GDR (2)(3)*	38,200	465

Severstal OAO GDR (Registered)	46,800	585

Surgutneftegaz OAO ADR	63,444	572

Tatneft ADR	6,587	273

TMK OAO GDR (Registered)	445,200	6,770

Uralkali OJSC GDR (Registered)	84,100	3,495
		88,185

Singapore – 0.2%

China Yuchai International Ltd.	30,403	388

ComfortDelGro Corp. Ltd.	353,000	492

DBS Group Holdings Ltd.	93,000	1,086

Golden Agri-Resources Ltd.	2,066,673	1,107

Indofood Agri Resources Ltd.	293,059	325
		3,398

South Africa – 8.2%

African Bank Investments Ltd.	488,921	1,942

Aspen Pharmacare Holdings Ltd.	473,961	8,145

Aveng Ltd.	372,300	1,399

Barloworld Ltd.	2,148,107	18,567

Bidvest Group Ltd.	136,734	3,385

Clicks Group Ltd.	797,283	5,546

Coronation Fund Managers Ltd.	58,944	219

Emira Property Fund	102,646	165

Exxaro Resources Ltd.	21,482	416

FirstRand Ltd.	2,550,103	8,547

Fountainhead Property Trust	389,481	378

Gold Fields Ltd.	87,299	1,116

Imperial Holdings Ltd.	275,481	6,208

Investec Ltd.	157,799	969

JSE Ltd.	19,666	162

Liberty Holdings Ltd.	87,674	1,046

Life Healthcare Group Holdings Ltd.	224,652	857

Massmart Holdings Ltd.	429,568	8,614

MTN Group Ltd.	642,931	12,378

Naspers Ltd., Class N	187,921	11,635

Reunert Ltd.	82,155	681

RMB Holdings Ltd.	162,319	722

Sanlam Ltd.	16,978	77

Sasol Ltd.	138,464	6,166

Standard Bank Group Ltd.	1,084,673	13,770

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

South Africa – 8.2% – continued

Truworths International Ltd.	3,149,730	$35,580
		148,690

South Korea – 15.0%

BS Financial Group, Inc.	526,609	5,654

Daelim Industrial Co. Ltd.	17,561	1,489

Daesang Corp.	33,417	704

Daishin Securities Co. Ltd.	17,022	135

Daou Technology, Inc.	46,051	719

Dongbu Insurance Co. Ltd.	117,615	5,119

Doosan Corp.	5,591	685

E-Mart Co. Ltd.	26,335	5,744

Grand Korea Leisure Co. Ltd.	122,300	3,227

Hana Financial Group, Inc.	159,925	4,839

Hankook Tire Co. Ltd.	470,461	17,609

Hyundai Department Store Co. Ltd.	17,089	2,341

Hyundai Mipo Dockyard	49,025	5,915

Hyundai Motor Co.	118,279	26,669

Industrial Bank of Korea	414,270	4,542

KB Financial Group, Inc. ADR	141,639	4,998

KCC Corp.	2,501	656

Kia Motors Corp.	14,440	897

Korea Gas Corp.	12,308	793

Korea Zinc Co. Ltd.	3,961	1,726

KP Chemical Corp.	7,293	86

KT Corp.	15,093	476

KT&G Corp.	24,547	1,869

LG Chem Ltd.	31,939	9,451

LG Electronics, Inc.	61,050	3,767

Mando Corp.	21,346	2,944

NHN Corp.	29,814	7,773

NongShim Co. Ltd.	986	235

POSCO	137	45

POSCO ADR	61,240	4,994

Samsung Electronics Co. Ltd.	79,968	96,276

Samsung Engineering Co. Ltd.	30,812	5,287

Samsung Heavy Industries Co. Ltd.	339,478	11,420

Shinhan Financial Group Co. Ltd.	571,911	19,320

SK Holdings Co. Ltd.	8,304	1,154

SK Innovation Co. Ltd.	4,546	683

SK Telecom Co. Ltd.	42,683	5,616

SK Telecom Co. Ltd. ADR	17,475	254

Taekwang Industrial Co. Ltd.	155	132

Woongjin Coway Co. Ltd.	134,191	3,689

Woori Finance Holdings Co. Ltd.	120,180	1,181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

South Korea – 15% – continued

Youngone Corp.	20,030	$662
		271,775

Taiwan – 8.9%

Advanced Semiconductor Engineering, Inc.	3,826,584	2,928

Advanced Semiconductor Engineering, Inc. ADR	174,322	650

AmTRAN Technology Co. Ltd.	313,000	246

Asustek Computer, Inc.	148,923	1,609

Chicony Electronics Co. Ltd.	215,223	507

Chipbond Technology Corp.	438,000	692

Compal Electronics, Inc.	4,181,000	3,759

Farglory Land Development Co. Ltd.	363,870	677

Formosa Chemicals & Fibre Corp.	49,041	131

Highwealth Construction Corp.	210,206	352

Hon Hai Precision Industry Co. Ltd.	11,538,614	35,736

Hon Hai Precision Industry Co. Ltd. GDR (Registered)	127,352	798

Lite-On Technology Corp.	913,033	1,179

MediaTek, Inc.	438,220	4,606

MStar Semiconductor, Inc.	88,000	705

Pegatron Corp.	1,648,383	2,132

Phison Electronics Corp.	144,698	1,161

Pou Chen Corp.	1,140,147	1,164

President Chain Store Corp.	3,471,721	18,505

Radiant Opto-Electronics Corp.	325,603	1,411

Simplo Technology Co. Ltd.	407,200	2,425

Synnex Technology International Corp.	1,892,583	4,277

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,660,658	26,272

Taiwan Semiconductor Manufacturing Co. Ltd.	11,985,542	36,522

Teco Electric and Machinery Co. Ltd.	1,837,497	1,270

TSRC Corp.	129,041	285

U-Ming Marine Transport Corp.	87,804	140

Unimicron Technology Corp.	1,558,806	1,851

Uni-President Enterprises Corp.	588,176	1,040

United Microelectronics Corp.	1,641,074	680

Vanguard International Semiconductor Corp.	340,000	209

Wistron Corp.	1,147,227	1,378

Yageo Corp. *	17,119,000	5,204
		160,501

Thailand – 2.2%

Bangkok Bank PCL (Registered)	657,800	4,283

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

Thailand – 2.2% – continued

Bangkok Bank PCL NVDR	327,992	$2,057

BEC World PCL (Registered)	218,300	440

CP ALL PCL NVDR	1,132,764	1,305

Kasikornbank PCL (Registered)	874,143	5,169

Kasikornbank PCL NVDR	1,487,500	8,785

Kiatnakin Bank PCL (Registered)	378,700	569

Krung Thai Bank PCL (Registered)	857,034	509

Land and Houses PCL (Registered)	683,300	200

Land and Houses PCL NVDR	29,490,021	8,713

PTT PCL NVDR	593,300	6,304

Siam Makro PCL (Registered)	29,900	385

Thai Airways International PCL (Registered) *	979,900	691

Thai Beverage PCL	1,328,160	438

Total Access Communication PCL NVDR	174,092	522
		40,370

Turkey – 2.9%

Akbank T.A.S.	500,975	1,982

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	98,868	1,469

Arcelik A.S.	821,296	4,372

Eregli Demir ve Celik Fabrikalari T.A.S.	944,550	1,163

Ford Otomotiv Sanayi A.S.	418,368	4,331

Haci Omer Sabanci Holding A.S.	977,293	4,289

Koza Altin Isletmeleri A.S.	197,012	4,236

Tekfen Holding A.S.	93,576	340

Tofas Turk Otomobil Fabrikasi A.S.	230,864	1,167

Trakya Cam Sanayi A.S. *	140,504	159

Tupras Turkiye Petrol Rafinerileri A.S.	802,103	18,314

Turkiye Garanti Bankasi A.S.	1,027,220	4,293

Turkiye Sinai Kalkinma Bankasi A.S.	2,251,546	2,508

Turkiye Sise ve Cam Fabrikalari A.S.	657,380	912

Turkiye Vakiflar Bankasi Tao, Class D	1,525,375	3,297

Ulker Biskuvi Sanayi A.S.	77,010	327
		53,159

United Arab Emirates – 0.4%

Aldar Properties PJSC	2,484,175	848

Emaar Properties PJSC	6,787,427	6,431
		7,279

United Kingdom – 2.0%

Afren PLC *	2,900,240	6,586

Anglo American PLC	479,237	14,101

BHP Billiton PLC	132,542	4,110

Eurasia Drilling Co. Ltd. GDR (Registered)	92,653	3,069

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 90.9% – continued

United Kingdom – 2.0% – continued

Globaltrans Investment PLC GDR (Registered)	212,140	$4,407

SABMiller PLC	96,046	4,175
		36,448

United States – 2.1%

Central European Media Enterprises Ltd., Class A *	371,176	2,416

Cognizant Technology Solutions Corp., Class A *	83,200	5,817

First Cash Financial Services, Inc. *	100,800	4,638

Southern Copper Corp.	155,600	5,347

Tenaris S.A. ADR	472,744	19,274
		37,492
Total Common Stocks (4)
(Cost $1,475,619) (4)		1,644,448

PREFERRED STOCKS – 4.4%

Brazil – 4.4%

Banco Bradesco S.A.	32,106	515

Banco do Estado do Rio Grande do Sul S.A., Class B	84,306	736

Bradespar S.A.	32,450	447

Cia de Bebidas das Americas ADR	158,479	6,065

Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	47,879	464

Itau Unibanco Holding S.A.	61,894	937

Itau Unibanco Holding S.A. ADR	1,998,219	30,533

Klabin S.A.	166,560	869

Lojas Americanas S.A.	1,422,084	11,055

Marcopolo S.A.	1,052,100	6,088

Metalurgica Gerdau S.A.	69,357	838

Petroleo Brasileiro S.A.	754,956	8,323

Randon Participacoes S.A.	809,650	4,653

Usinas Siderurgicas de Minas Gerais S.A., Class A	985,600	4,954

Vale S.A.	127,014	2,207
		78,684
Total Preferred Stocks (4)
(Cost $79,427) (4)		78,684

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Thailand – 0.0%

Krung Thai Bank PCL *	214,258	$40
Total Rights (4)
(Cost $–) (4)		40

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 1.6%

India – 0.7%

ITC Ltd., Exp. 5/2/13, Strike $0.00	1,086,400	$5,582

Maruti Suzuki India Ltd., Exp. 2/9/15, Strike $0.00	250,850	6,404

Taiwan – 0.9%

Chinatrust Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01	11,491,402	6,895

Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17, Strike $0.00 (2)(3)	2,542,266	7,982

Simplo Technology Co. Ltd., Exp. 6/6/22, Strike $ 0.00	319,000	1,910
Total Warrants (4)
(Cost $27,898) (4)		28,773

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (5)(6)	46,775,182	$46,775
Total Investment Companies
(Cost $46,775)		46,775

Total Investments – 99.5%
(Cost $1,629,719)		1,798,720

Other Assets less Liabilities – 0.5%		9,464
NET ASSETS – 100.0%		$1,808,184

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $9,055,000 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Hon Hai Precision Industry Co. Ltd., Exp. 1/17/17	11/11/11–8/14/12	$6,490
Mail.ru Group Ltd. GDR	9/25/12	601

Sberbank of Russia GDR	9/19/12	465

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $33,932,000 with net purchases of approximately $12,843,000 during the six months ended September 30, 2012.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.3%
Consumer Staples	6.8
Energy	11.4
Financials	22.4
Health Care	1.0
Industrials	6.9
Information Technology	20.4
Materials	8.5
Telecommunication Services	7.5
Utilities	0.8

Total	100.0%

At September 30, 2012, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	26.5%
Korean Won	14.9
Hong Kong Dollar	13.1
South African Rand	9.8
Taiwan Dollar	7.6
Brazilian Real	6.7
All other currencies less than 5%	21.4

Total	100.0%

At September 30, 2012, the Multi-Manager Emerging Markets Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	44	Indonesian Rupiah	420,797	10/2/12	$– *
United States Dollar	44	Indonesian Rupiah	424,466	10/3/12	– *
Hong Kong Dollar	171	United States Dollar	22	10/3/12	– *
United States Dollar	694	Hong Kong Dollar	5,378	10/4/12	– *

Total					$– *

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Consumer Discretionary	$47,606	$168,404	$17,609		$233,619
Consumer Staples	33,269	74,867	–	*	108,136
Energy	71,485	119,879	–		191,364
Financials	104,067	248,645	–		352,712
Health Care	7,230	9,401	–		16,631
Industrials	19,652	89,515	–		109,167
Information Technology	58,037	289,572	–		347,609
Materials	64,255	75,557	–		139,812
Telecommunication Services	51,524	80,489	–		132,013
Utilities	–	13,385	–		13,385
Preferred Stocks
Consumer Discretionary	11,055	–	–		11,055
Consumer Staples	6,065	–	–		6,065
Energy	8,323	–	–		8,323
Financials	32,721	–	–		32,721
Industrials	10,741	–	–		10,741

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Materials	$9,315	$–		$–	$9,315
Utilities	464	–		–	464
Rights
Financials	–	40		–	40
Warrants
Consumer Discretionary	6,404	–		–	6,404
Consumer Staples	5,582	–		–	5,582
Financials	6,895	–		–	6,895
Information Technology	9,892	–		–	9,892
Investment Companies	46,775	–		–	46,775
Total Investments	$611,357	$1,169,754		$17,609	$1,798,720

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$–	$–	*	$–	$–
Liabilities
Foreign Currency
Exchange Contracts	–	–	*	–	–
Total Other Financial Investments	$–	$–	*	$–	$–

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$4,888	Valuations at unadjusted quoted market price
Consumer Staples	26,129	Valuations at unadjusted quoted market price
Energy	1,849	Valuations at unadjusted quoted market price
Financials	61,371	Valuations at unadjusted quoted market price
Health Care	3,446	Valuations at unadjusted quoted market price
Industrials	14,413	Valuations at unadjusted quoted market price
Materials	23,768	Valuations at unadjusted quoted market price
Telecommunication Services	2,701	Valuations at unadjusted quoted market price
Preferred Stocks
Consumer Discretionary	11,055	Valuations at unadjusted quoted market price
Energy	8,323	Valuations at unadjusted quoted market price
Financials	2,188	Valuations at unadjusted quoted market price
Industrials	6,088	Valuations at unadjusted quoted market price
Materials	9,315	Valuations at unadjusted quoted market price
Utilities	464	Valuations at unadjusted quoted market price
Total	$175,998

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)		REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/12 (000s)

Common Stock

Consumer Discretionary	$–		$–	$–	$–	$–	$–	$–	$17,609	$–	$17,609

Consumer Staples	–	*	–	–	–	–	–	–	–	–	–	*

Total	$–		$–	$–	$–	$–	$–	$–	$17,609	$–	$17,609

(1)	The Transfers Into Level 3 were due to the security using a price provided by NTGI PVC.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.
*	Amount rounds to less than one thousand.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $105, which is included in the Statement of Operations as part of the net change in unrealized appreciation (depreciation) on investments.

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$17,609	Discounted Cash Flow	Discovery Price set at Halt

The significant unobservable inputs used in the fair value measurement of the common stocks are discovery prices, entitlement offers, liquidity discounts and EBITDA multiple. Significant increases (decreases) in discovery prices, entitlement offers or EBITDA multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.6%

Australia – 5.3%

Asciano Ltd.	100,831	$453

Australian Infrastructure Fund	68,266	213

Spark Infrastructure Group	67,100	113

Sydney Airport	92,333	302

Transurban Group	304,962	1,894
		2,975

Brazil –1.5%

EDP – Energias do Brasil S.A.	52,000	326

LLX Logistica S.A. *	110,800	158

Transmissora Alianca de Energia Eletrica S.A.	10,700	379
		863

Canada – 9.3%

Enbridge, Inc.	53,552	2,092

Keyera Corp.	5,800	281

Pembina Pipeline Corp.	14,700	413

TransCanada Corp.	51,100	2,325

Veresen, Inc.	10,400	136
		5,247

China – 1.0%

Dalian Port PDA Co. Ltd., Class H	858,000	169

Jiangsu Express Co. Ltd., Class H	464,000	384
		553

France – 4.7%

Aeroports de Paris	6,677	533

Eutelsat Communications S.A.	11,226	361

GDF Suez	24,633	552

Groupe Eurotunnel S.A. (Registered)	141,218	997

Vinci S.A.	5,323	227
		2,670

Germany – 2.9%

E.ON A.G.	27,188	646

Fraport A.G. Frankfurt Airport Services Worldwide	12,464	722

Hamburger Hafen und Logistik A.G.	9,458	246
		1,614

Hong Kong – 3.2%

Beijing Enterprises Holdings Ltd.	112,300	747

China Merchants Holdings International Co. Ltd.	44,000	135

China Resources Gas Group Ltd.	51,800	106

Cosco Pacific Ltd.	346,000	482

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.6% – continued

Hong Kong – 3.2% – continued

Hong Kong & China Gas Co. Ltd.	140,200	$355
		1,825

Italy – 1.9%

Atlantia S.p.A.	39,763	619

Snam S.p.A.	93,600	415

Societa Iniziative Autostradali e Servizi S.p.A.	8,400	68
		1,102

Japan – 2.9%

Japan Airport Terminal Co. Ltd.	8,900	106

Kamigumi Co. Ltd.	23,000	189

Osaka Gas Co. Ltd.	53,000	234

Tokyo Gas Co. Ltd.	159,600	879

West Japan Railway Co.	5,700	243
		1,651

Mexico – 0.2%

OHL Mexico S.A.B. de C.V. *	87,051	140

Netherlands – 0.7%

Koninklijke Vopak N.V.	6,007	422

Singapore – 0.4%

Hutchison Port Holdings Trust, Class U	317,000	231

Spain – 3.1%

Abertis Infraestructuras S.A.	81,392	1,201

Ferrovial S.A.	35,900	468

Red Electrica Corp. S.A.	1,783	85
		1,754

Switzerland – 1.3%

Flughafen Zuerich A.G. (Registered)	1,770	727

United Arab Emirates – 0.4%

DP World Ltd.	18,500	213

United Kingdom – 7.2%

Centrica PLC	88,009	466

National Grid PLC	182,702	2,017

Severn Trent PLC	26,688	724

SSE PLC	12,004	270

United Utilities Group PLC	50,053	580
		4,057

United States – 41.6%

Access Midstream Partners L.P.	20,800	689

American Electric Power Co., Inc.	10,700	470

American Tower Corp.	17,600	1,256

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 87.6% – continued

United States – 41.6% – continued

American Water Works Co., Inc.	16,500	$612

CenterPoint Energy, Inc.	19,400	413

Cheniere Energy, Inc. *	7,700	120

Consolidated Edison, Inc.	6,400	383

Corrections Corp. of America	10,700	358

Crown Castle International Corp. *	17,000	1,090

Dominion Resources, Inc.	8,400	445

Duke Energy Corp.	13,200	855

El Paso Pipeline Partners L.P.	2,998	112

Enbridge Energy Partners L.P.	3,800	112

Energy Transfer Equity L.P.	14,600	660

Enterprise Products Partners L.P.	18,300	981

EQT Midstream Partners L.P. *	9,600	277

Exelon Corp.	11,100	395

FirstEnergy Corp.	3,300	146

Inergy L.P.	28,900	550

ITC Holdings Corp.	1,844	139

Kinder Morgan, Inc.	49,700	1,765

Magellan Midstream Partners L.P.	6,200	542

MarkWest Energy Partners L.P.	10,200	555

NextEra Energy, Inc.	6,400	450

NiSource, Inc.	21,700	553

Northeast Utilities	10,800	413

ONEOK, Inc.	17,200	831

PG&E Corp.	35,700	1,523

Plains All American Pipeline L.P.	7,000	617

SBA Communications Corp., Class A *	5,700	359

Sempra Energy	12,800	825

Southern (The) Co.	8,600	396

Southwest Gas Corp.	9,300	411

Spectra Energy Corp.	58,200	1,709

Sunoco Logistics Partners L.P.	14,800	690

Targa Resources Partners L.P.	3,200	137

WGL Holdings, Inc.	2,700	109

Williams (The) Cos., Inc.	43,300	1,514

Williams Partners L.P.	1,512	83
		23,545
Total Common Stocks (1)
(Cost $50,026)		49,589

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 27.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	15,671,969	$15,672
Total Investment Companies
(Cost $15,672)		15,672

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.00%, 11/1/12 (4)	$200	$200
Total Short-Term Investments
(Cost $200)		200

Total Investments – 115.6%
(Cost $65,898)		65,461

Liabilities less Other Assets – (15.6)%		(8,824)
NET ASSETS – 100.0%		$56,637

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	The Fund had approximately $15,672,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period September 18, 2012 (commencement of operations) to September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager Global Listed Infrastructure Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Mini MSCI
EAFE Index	4	$300	Long	12/12	$(8)
S&P 500	6	430	Long	12/12	(4)

Total					$(12)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the Multi-Manager Global Listed Infrastructure Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	20	British Pound	12	10/1/12	$– *
United States Dollar	19	Canadian Dollar	19	10/1/12	– *
United States Dollar	17	Euro	14	10/1/12	– *
United States Dollar	21	Euro	16	10/1/12	– *
United States Dollar	26	Euro	20	10/1/12	– *
United States Dollar	29	Euro	22	10/1/12	– *
United States Dollar	39	Euro	30	10/1/12	– *
United States Dollar	24	British Pound	15	10/2/12	(1)
United States Dollar	127	Canadian Dollar	125	10/2/12	– *
United States Dollar	87	Canadian Dollar	85	10/2/12	– *
United States Dollar	34	Canadian Dollar	33	10/2/12	– *
United States Dollar	33	Canadian Dollar	33	10/2/12	– *
United States Dollar	26	Canadian Dollar	26	10/2/12	– *
United States Dollar	23	Euro	18	10/2/12	– *
United States Dollar	30	Euro	23	10/2/12	– *
United States Dollar	17	Australian Dollar	16	10/3/12	– *
United States Dollar	38	British Pound	24	10/3/12	– *
United States Dollar	50	British Pound	31	10/3/12	– *
United States Dollar	109	British Pound	67	10/3/12	– *
United States Dollar	19	Euro	15	10/3/12	– *
United States Dollar	34	Euro	26	10/3/12	– *
United States Dollar	40	Euro	31	10/3/12	– *
United States Dollar	47	Euro	36	10/3/12	– *
United States Dollar	69	Euro	53	10/3/12	– *
United States Dollar	67	Japanese Yen	5,189	10/3/12	– *

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	41	Swiss Franc	38	10/3/12	$– *
United States Dollar	21	Australian Dollar	20	10/4/12	– *
United States Dollar	31	Australian Dollar	29	10/4/12	– *
United States Dollar	43	Hong Kong Dollar	332	10/4/12	– *
United States Dollar	30	Hong Kong Dollar	229	10/4/12	– *

Total					$(1)

*	Amount rounds to less than one thousand.

At September 30, 2012, the industry sectors for the Multi-Manager Global Listed Infrastructure Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	0.7%
Energy	33.0
Financials	2.6
Industrials	25.5
Telecommunication Services	2.9
Utilities	35.3

Total	100.0%

At September 30, 2012, the Multi-Manager Global Listed Infrastructure Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.9%
Hong Kong Dollar	15.3
British Pound	10.6
Japanese Yen	8.6
Euro	6.0
All other currencies less than 5%	11.6

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Listed Infrastructure Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Commercial Services	$498	$4,793	$–	$5,291
Diversified Financial Services	–	482	–	482
Electric	6,321	1,666	–	7,987
Engineering & Construction	–	3,085	–	3,085
Gas	2,592	5,220	–	7,812
Holding Companies- Diversified	–	135	–	135
Investment Companies	–	214	–	214
Oil & Gas	120	–	–	120
Pipelines	16,240	–	–	16,240
REITS	1,256	–	–	1,256
Retail	550	–	–	550
Telecommunications	1,448	361	–	1,809
Transportation	158	2,535	–	2,693
Water	612	1,303	–	1,915
Investment Companies	15,672	–	–	15,672
Short-Term Investments	–	200	–	200
Total Investments	$45,467	$19,994	$–	$65,461

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(12)	$–	$–	$(12)
Foreign Currency
Exchange Contracts	–	(1)	–	(1)
Total Other Financial Instruments	$(12)	$(1)	$–	$(13)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. Due to the Fund commencing investment operations on September 18, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7%

Australia – 6.4%

BGP Holdings PLC – (Fractional Shares) *	3,277,404	$–

Centro Retail Australia	2,362,025	5,118

CFS Retail Property Trust Group	600,000	1,200

Dexus Property Group	3,972,457	3,912

Goodman Group	646,989	2,655

GPT Group	2,951,783	10,356

Investa Office Fund	520,650	1,556

Mirvac Group	4,123,442	6,099

Stockland	3,049,749	10,533

Westfield Group	1,984,627	20,834

Westfield Retail Trust	2,239,098	6,691
		68,954

Austria – 0.1%

Atrium European Real Estate Ltd.	222,401	1,164

Brazil – 0.0%

Sonae Sierra Brasil S.A.	21,500	340

Canada – 4.6%

Boardwalk Real Estate Investment Trust	113,400	7,496

Brookfield Office Properties, Inc.	771,971	12,784

Calloway Real Estate Investment Trust	61,700	1,874

Canadian Real Estate Investment Trust	29,500	1,261

Cominar Real Estate Investment Trust	25,300	621

Dundee Real Estate	15,648	599

Dundee Real Estate Investment Trust	49,019	1,878

Primaris Retail Real Estate Investment Trust	211,102	5,235

RioCan Real Estate Investment Trust	620,996	17,477
		49,225

China – 1.0%

Agile Property Holdings Ltd.	2,085,000	2,338

Country Garden Holdings Co. Ltd. *	17,437,033	6,759

Guangzhou R&F Properties Co. Ltd., Class H	1,741,000	1,995
		11,092

France – 4.7%

Fonciere Des Regions	13,454	1,013

ICADE	142,887	11,662

Klepierre	321,250	11,281

Societe Immobiliere de Location pour l’Industrie et le Commerce	9,420	977

Unibail-Rodamco S.E.	126,364	25,229
		50,162

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Germany – 0.6%

Deutsche Wohnen A.G. (Bearer)	212,846	$3,742

GSW Immobilien A.G.	58,628	2,178
		5,920

Hong Kong – 13.9%

Cheung Kong Holdings Ltd.	136,200	1,990

China Overseas Land & Investment Ltd.	5,034,000	12,755

China Resources Land Ltd.	1,758,000	3,854

Great Eagle Holdings Ltd.	237,900	723

Hang Lung Properties Ltd.	4,514,696	15,416

Henderson Land Development Co. Ltd.	399,000	2,859

Hongkong Land Holdings Ltd.	2,746,770	16,472

Hysan Development Co. Ltd.	3,038,237	13,794

Kerry Properties Ltd.	2,474,100	12,470

Lifestyle International Holdings Ltd.	4,144,400	8,567

Link REIT (The)	1,553,800	7,362

New World Development Co. Ltd.	1,502,900	2,318

Shangri-La Asia Ltd.	4,734,333	9,148

Sino Land Co. Ltd.	5,071,840	9,431

Sun Hung Kai Properties Ltd.	1,404,042	20,556

Swire Properties Ltd.	835,200	2,578

Wharf Holdings Ltd.	1,274,090	8,804
		149,097

Japan – 8.7%

Activia Properties, Inc. *	401	2,454

Aeon Mall Co. Ltd.	355,000	8,684

Daiwa House Industry Co. Ltd.	540,000	7,835

Japan Real Estate Investment Corp.	352	3,544

Japan Retail Fund Investment Corp.	2,004	3,581

Kenedix Realty Investment Corp.	196	706

Mitsubishi Estate Co. Ltd.	1,524,680	29,169

Mitsui Fudosan Co. Ltd.	1,050,884	21,030

Nippon Accommodations Fund, Inc.	84	578

Nippon Building Fund, Inc.	91	981

Nomura Real Estate Holdings, Inc.	34,000	597

Sumitomo Realty & Development Co. Ltd.	350,800	9,306

Tokyo Tatemono Co. Ltd. *	613,000	2,393

United Urban Investment Corp.	1,586	1,839
		92,697

Mexico – 0.2%

Fibra Uno Administracion S.A. de C.V.	748,394	1,694

Netherlands – 0.8%

Corio N.V.	42,500	1,812

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Netherlands – 0.8% – continued

Eurocommercial Properties N.V. – CVA	162,838	$6,181
		7,993

Norway – 0.1%

Norwegian Property ASA	969,681	1,482

Philippines – 0.3%

SM Prime Holdings, Inc.	8,250,642	2,801

Singapore – 4.2%

CapitaCommercial Trust	2,563,000	3,116

CapitaLand Ltd.	4,220,379	10,890

CapitaMall Trust	1,812,100	2,979

CapitaMalls Asia Ltd.	1,801,000	2,414

CDL Hospitality Trusts	936,000	1,549

City Developments Ltd.	1,214,000	11,575

Global Logistic Properties Ltd.	3,471,100	7,075

Keppel Land Ltd.	1,738,000	5,010
		44,608

Spain – 0.4%

Melia Hotels International S.A.	692,900	4,726

Sweden – 0.7%

Castellum AB	489,110	6,624

Hufvudstaden AB, Class A	91,180	1,132
		7,756

Switzerland – 0.2%

PSP Swiss Property A.G. (Registered)	24,103	2,191

Thailand – 0.6%

Central Pattana PCL (Registered)	3,460,000	6,743

United Kingdom – 6.0%

British Land Co. PLC	257,448	2,175

Derwent London PLC	539,639	17,060

Great Portland Estates PLC	934,451	6,817

Hammerson PLC	2,318,883	16,922

Land Securities Group PLC	1,412,128	17,386

Safestore Holdings PLC	388,800	646

Segro PLC	156,144	573

Shaftesbury PLC	340,000	2,902
		64,481

United States – 43.2%

Alexandria Real Estate Equities, Inc.	120,200	8,837

American Campus Communities, Inc.	149,700	6,569

American Tower Corp.	73,056	5,215

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

United States – 43.2% – continued

Apartment Investment & Management Co., Class A	240,774	$6,258

AvalonBay Communities, Inc.	71,619	9,739

Boston Properties, Inc.	221,400	24,489

BRE Properties, Inc.	135,839	6,370

Brookdale Senior Living, Inc. *	71,790	1,667

Colonial Properties Trust	188,935	3,977

CubeSmart	278,537	3,585

DDR Corp.	1,045,538	16,059

Douglas Emmett, Inc.	207,300	4,782

DuPont Fabros Technology, Inc.	108,588	2,742

Education Realty Trust, Inc.	211,346	2,304

Equity Residential	521,536	30,004

Essex Property Trust, Inc.	114,100	16,914

Extra Space Storage, Inc.	47,317	1,573

Federal Realty Investment Trust	89,900	9,467

General Growth Properties, Inc.	596,779	11,625

HCP, Inc.	197,473	8,784

Health Care REIT, Inc.	337,400	19,485

Highwoods Properties, Inc.	47,200	1,540

Host Hotels & Resorts, Inc.	825,212	13,245

Hyatt Hotels Corp., Class A *	169,534	6,807

Kilroy Realty Corp.	80,100	3,587

Kimco Realty Corp.	483,100	9,792

Liberty Property Trust	110,000	3,986

Macerich (The) Co.	115,621	6,617

Mack-Cali Realty Corp.	58,794	1,564

Orient-Express Hotels Ltd., Class A *	469,586	4,179

Pebblebrook Hotel Trust	54,800	1,282

Post Properties, Inc.	74,600	3,578

Prologis, Inc.	735,522	25,765

Public Storage	133,695	18,606

Regency Centers Corp.	97,949	4,773

Simon Property Group, Inc.	409,977	62,239

SL Green Realty Corp.	188,679	15,108

Sovran Self Storage, Inc.	41,446	2,398

Starwood Hotels & Resorts Worldwide, Inc.	119,400	6,920

Strategic Hotels & Resorts, Inc. *	209,101	1,257

Tanger Factory Outlet Centers	66,100	2,137

Taubman Centers, Inc.	148,500	11,394

UDR, Inc.	632,543	15,700

Ventas, Inc.	373,685	23,262

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

United States – 43.2% – continued

Vornado Realty Trust	202,608	$16,421
		462,602
Total Common Stocks (1)
(Cost $840,355) (1)		1,035,728

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	26,722,772	26,723
Total Investment Companies
(Cost $26,723)		26,723

Total Investments – 99.2%
(Cost $867,078)		1,062,451

Other Assets less Liabilities – 0.8%		8,483
NET ASSETS – 100.0%		$1,070,934

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,417,000 with net purchases of approximately $10,306,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.5%
Hong Kong Dollar	13.9
Japanese Yen	8.9
Euro	6.8
Australian Dollar	6.7
British Pound	6.2
All other currencies less than 5%	10.0

Total	100.0%

At September 30, 2012, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.8%
Diversified Real Estate Activities	15.0
Diversified REITs	9.2
Health Care Facilities	0.2
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	2.8
Office REITs	9.6
Real Estate Development	4.2
Real Estate Operating Companies	8.9
Residential REITs	10.6
Retail REITs	25.9
Specialized REITs	9.7

Total	100.0%

At September 30, 2012, the Multi-Manager Global Real Estate Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
British Pound	27	United States Dollar	43	10/1/12	$– *
United States Dollar	100	Euro	78	10/1/12	– *
United States Dollar	173	Euro	135	10/1/12	– *
United States Dollar	51	Japanese Yen	3,974	10/1/12	– *
United States Dollar	28	Singapore Dollar	35	10/1/12	– *
British Pound	51	United States Dollar	82	10/2/12	– *
Japanese Yen	125,020	United States Dollar	1,610	10/2/12	8
United States Dollar	41	Euro	32	10/2/12	– *
United States Dollar	201	Euro	156	10/2/12	(1)
United States Dollar	416	Japanese Yen	32,334	10/2/12	(2)
United States Dollar	1,046	Japanese Yen	81,477	10/2/12	(2)
United States Dollar	76	Singapore Dollar	93	10/2/12	– *
British Pound	20	United States Dollar	32	10/3/12	– *
British Pound	466	United States Dollar	752	10/3/12	– *
Japanese Yen	103,460	United States Dollar	1,332	10/3/12	7
United States Dollar	137	Euro	107	10/3/12	– *
United States Dollar	81	Euro	63	10/3/12	– *

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2012 (UNAUDITED)

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	725	Hong Kong Dollar	5,623	10/3/12	$– *
United States Dollar	516	Singapore Dollar	633	10/3/12	(1)
Australian Dollar	699	United States Dollar	729	10/4/12	4
Australian Dollar	1,852	United States Dollar	1,923	10/4/12	3
United States Dollar	351	Hong Kong Dollar	2,723	10/4/12	– *

Total					$16

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Global Real Estate Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$17,906	$22,441	$ –	$40,347
Financials	494,288	499,426	–	993,714
Health Care	1,667	–	–	1,667
Investment Companies	26,723	–	–	26,723
Total Investments	$540,584	$521,867	$ –	$1,062,451

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$ –	$22	$ –	$22
Liabilities
Foreign Currency
Exchange Contracts	–	(6)	–	(6)
Total Other Financial Investments	$ –	$16	$ –	$16

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Industry	Value (000s)	Reason
Common Stocks
Financials	$2,035	Valuations at unadjusted quoted market price

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3%

Australia – 1.8%

Australia & New Zealand Banking Group Ltd.	368,145	$9,413

BHP Billiton Ltd.	75,924	2,601

BHP Billiton Ltd. ADR	106,900	7,334

Cochlear Ltd.	22,097	1,535

Incitec Pivot Ltd.	1,926,772	5,920

Telstra Corp. Ltd.	2,945,773	11,946
		38,749

Austria – 1.1%

Andritz A.G.	55,278	3,138

Conwert Immobilien Invest S.E.	302,900	3,391

Erste Group Bank A.G. *	296,080	6,637

Schoeller-Bleckmann Oilfield Equipment A.G.	89,555	9,317
		22,483

Belgium – 0.6%

Anheuser-Busch InBev N.V.	131,249	11,228

Colruyt S.A.	26,895	1,173
		12,401

Brazil – 3.5%

Amil Participacoes S.A.	879,507	10,521

Banco Bradesco S.A. ADR	850,900	13,674

Banco do Brasil S.A.	458,500	5,609

BR Malls Participacoes S.A.	145,200	1,999

BR Properties S.A.	123,200	1,601

CCR S.A.	277,200	2,467

CETIP S.A. – Mercados Organizados	72,744	952

Cia de Saneamento Basico do Estado de Sao Paulo ADR	153,700	12,482

Cia Hering	91,476	2,044

Cielo S.A.	68,240	1,701

Odontoprev S.A.	130,000	725

Petroleo Brasileiro S.A. ADR	293,400	6,731

Qualicorp S.A. *	59,000	567

T4F Entretenimento S.A.	86,700	605

Tractebel Energia S.A.	76,900	1,212

Vale S.A. ADR	626,808	11,220

Valid Solucoes e Servicos de Segurancaem Meios de Pagamento e Identificacao S.A.	34,000	627
		74,737

Canada – 5.2%

Agrium, Inc.	116,564	12,060

Alimentation Couche Tard, Inc., Class B	55,669	2,558

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Canada – 5.2% – continued

Brookfield Asset Management, Inc., Class A	201,545	$6,955

Canadian National Railway Co.	56,190	4,958

Canadian Natural Resources Ltd.	173,380	5,349

Cenovus Energy, Inc.	53,269	1,859

CI Financial Corp.	94,776	2,190

Dollarama, Inc.	24,160	1,542

Encana Corp.	171,909	3,765

Kinross Gold Corp.	474,780	4,858

Lundin Mining Corp. *	812,030	4,146

Magna International, Inc.	105,500	4,564

Manulife Financial Corp.	731,300	8,805

Metro, Inc.	48,208	2,863

Peyto Exploration & Development Corp.	132,051	3,253

Potash Corp. of Saskatchewan, Inc.	50,160	2,180

Potash Corp. of Saskatchewan, Inc. (New York Exchange)	99,678	4,328

Precision Drilling Corp. *	233,948	1,839

Rogers Communications, Inc., Class B	94,800	3,830

Talisman Energy, Inc.	452,200	6,044

Toronto-Dominion Bank (The)	110,100	9,176

Yamana Gold, Inc.	654,950	12,516
		109,638

Chile – 0.4%

CFR Pharmaceuticals S.A.	3,711,534	877

ENTEL Chile S.A.	93,100	1,940

Inversiones La Construccion S.A. *	32,466	524

Parque Arauco S.A.	795,640	1,641

Sociedad Quimica y Minera de Chile S.A. ADR	33,959	2,093

Sonda S.A.	236,452	710
		7,785

China – 2.6%

Anhui Conch Cement Co. Ltd., Class H	1,654,000	5,123

China BlueChemical Ltd., Class H	2,028,000	1,195

China Oilfield Services Ltd., Class H	3,592,000	6,512

China Petroleum & Chemical Corp., Class H	10,153,900	9,434

China Shipping Container Lines Co. Ltd., Class H *	13,622,000	2,757

Great Wall Motor Co. Ltd., Class H	796,000	2,090

Haitian International Holdings Ltd.	480,000	545

Hollysys Automation Technologies Ltd. *	61,452	600

Industrial & Commercial Bank of China Ltd., Class H	5,367,000	3,156

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

China – 2.6% – continued

Lenovo Group Ltd.	2,600,000	$2,143

Mindray Medical International Ltd. ADR	168,600	5,667

PetroChina Co. Ltd., Class H	4,408,000	5,712

Spreadtrum Communications, Inc. ADR	38,244	786

Weichai Power Co. Ltd., Class H	1,746,000	5,328

WuXi PharmaTech Cayman, Inc. ADR *	36,150	540

Yanzhou Coal Mining Co. Ltd. ADR	202,200	3,023
		54,611

Colombia – 0.5%

Bancolombia S.A. ADR	95,900	5,726

Ecopetrol S.A.	1,405,002	4,138
		9,864

Czech Republic – 0.2%

Komercni Banka A.S.	19,800	3,951

Denmark – 1.3%

Carlsberg A/S, Class B	100,600	8,921

Coloplast A/S, Class B	17,643	3,675

Novo Nordisk A/S, Class B	85,681	13,524

SimCorp A/S	4,181	893
		27,013

Finland – 0.3%

Kone OYJ, Class B	52,592	3,647

Nokian Renkaat OYJ	48,607	1,986
		5,633

France – 7.4%

Accor S.A.	94,334	3,156

Alstom S.A.	88,770	3,125

Arkema S.A.	50,307	4,726

AXA S.A.	1,192,561	17,821

BNP Paribas S.A.	268,369	12,827

Cap Gemini S.A.	114,900	4,879

Carrefour S.A.	194,351	4,041

CFAO S.A.	19,210	921

Christian Dior S.A.	39,468	5,311

Cie de St-Gobain	82,346	2,903

Cie Generale d’Optique Essilor International S.A.	51,690	4,847

Credit Agricole S.A. *	76,066	528

Danone S.A.	111,138	6,853

France Telecom S.A.	672,503	8,130

JCDecaux S.A.	108,946	2,479

Legrand S.A.	19,128	723

L’Oreal S.A.	91,033	11,278

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

France – 7.4% – continued

Pernod-Ricard S.A.	74,771	$8,403

Sanofi	229,379	19,596

Schneider Electric S.A.	128,721	7,646

Societe BIC S.A.	9,301	1,125

Societe Generale S.A. *	78,200	2,230

Total S.A.	70,546	3,509

Unibail-Rodamco S.E.	61,738	12,326

Vinci S.A.	49,598	2,120

Vivendi S.A.	178,146	3,483

Zodiac Aerospace	15,380	1,500
		156,486

Germany – 5.4%

Adidas A.G.	47,490	3,900

Aixtron S.E. N.A.	75,590	1,008

Allianz S.E. (Registered)	116,764	13,904

Bayer A.G. (Registered)	75,602	6,505

Brenntag A.G.	15,926	2,041

Daimler A.G. (Registered)	231,240	11,216

Deutsche Bank A.G. (Registered)	48,327	1,913

Deutsche Boerse A.G.	326,637	18,090

Deutsche Wohnen A.G. (Bearer)	31,894	561

E.ON A.G.	204,840	4,868

Fresenius S.E. & Co. KGaA	33,540	3,897

Gerry Weber International A.G.	30,688	1,271

Linde A.G.	60,640	10,455

MTU Aero Engines Holding A.G.	30,591	2,445

SAP A.G.	119,232	8,455

Siemens A.G. (Registered)	169,537	16,931

Symrise A.G.	167,085	5,661
		113,121

Hong Kong – 2.1%

AIA Group Ltd.	1,801,400	6,687

Cheung Kong Holdings Ltd.	702,417	10,264

China High Precision Automation Group Ltd.	982,000	157

China Mobile Ltd.	666,000	7,363

China Overseas Land & Investment Ltd.	1,230,000	3,117

Daphne International Holdings Ltd.	358,900	359

Hang Lung Properties Ltd.	599,000	2,045

Hang Seng Bank Ltd.	321,700	4,930

Hutchison Telecommunications Hong Kong Holdings Ltd.	2,957,000	1,306

Orient Overseas International Ltd.	1,158,000	6,350

SA SA International Holdings Ltd.	1,034,000	707

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Hong Kong – 2.1% – continued

SmarTone Telecommunications Holdings Ltd.	726,500	$1,448

Value Partners Group Ltd.	1,116,000	543
		45,276

India – 0.7%

HDFC Bank Ltd. ADR	64,812	2,436

ICICI Bank Ltd. ADR	97,000	3,893

Tata Motors Ltd. ADR	300,451	7,716
		14,045

Indonesia – 0.4%

Alam Sutera Realty Tbk PT	8,251,000	425

Bank Rakyat Indonesia Persero Tbk PT	2,656,500	2,056

Kalbe Farma Tbk PT	3,168,500	1,552

Media Nusantara Citra Tbk PT	3,374,500	916

United Tractors Tbk PT	1,063,666	2,286

XL Axiata Tbk PT	472,500	328
		7,563

Ireland – 1.8%

Covidien PLC	150,280	8,930

CRH PLC	284,083	5,483

Experian PLC	169,181	2,815

ICON PLC ADR *	253,500	6,178

Paddy Power PLC	15,839	1,178

Shire PLC	346,209	10,248

WPP PLC	210,952	2,872
		37,704

Israel – 0.9%

Ceragon Networks Ltd. *	149,835	854

Israel Chemicals Ltd.	380,500	4,618

Teva Pharmaceutical Industries Ltd. ADR	324,734	13,447
		18,919

Italy – 0.2%

Azimut Holding S.p.A.	67,810	784

Intesa Sanpaolo S.p.A.	1,125,957	1,722

Pirelli & C. S.p.A.	192,830	2,083

Tod’s S.p.A.	6,807	738
		5,327

Japan – 12.1%

Aeon Co. Ltd.	742,900	8,388

Ain Pharmaciez, Inc.	10,600	757

Amada Co. Ltd.	548,403	2,401

Arnest One Corp.	48,400	744

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Japan – 12.1% – continued

Bank of Yokohama (The) Ltd.	1,869,038	$8,851

Canon, Inc.	124,200	3,975

Cosmos Pharmaceutical Corp.	2,400	220

Daito Trust Construction Co. Ltd.	25,400	2,554

Denso Corp.	210,500	6,606

FamilyMart Co. Ltd.	53,000	2,606

FANUC Corp.	55,720	8,974

Fast Retailing Co. Ltd.	17,700	4,100

Fuji Heavy Industries Ltd.	1,134,200	9,408

Hitachi Ltd.	2,430,300	13,504

Inpex Corp.	900	5,331

Japan Tobacco, Inc.	309,603	9,279

KDDI Corp.	133,500	10,344

Komatsu Ltd.	308,100	6,062

Lawson, Inc.	34,900	2,682

Miraca Holdings, Inc.	21,400	960

Mitsubishi Corp.	433,334	7,872

Mitsui & Co. Ltd.	618,700	8,698

Mizuho Financial Group, Inc.	5,562,800	9,005

MS&AD Insurance Group Holdings	219,841	3,779

Nexon Co. Ltd. *	26,600	366

Nikon Corp.	228,500	6,282

Nintendo Co. Ltd.	35,690	4,488

Nippon Steel Corp.	1,719,000	3,521

Nitori Holdings Co. Ltd.	38,650	3,587

Nitto Denko Corp.	204,000	9,716

NKSJ Holdings, Inc.	266,435	5,212

ORIX Corp.	87,180	8,742

Secom Co. Ltd.	151,000	7,871

Sega Sammy Holdings, Inc.	213,600	4,042

Shimamura Co. Ltd.	11,400	1,325

Ship Healthcare Holdings, Inc.	30,900	985

SMC Corp.	69,090	11,130

Softbank Corp.	123,500	4,999

Sugi Holdings Co. Ltd.	85,528	3,003

Sumitomo Mitsui Financial Group, Inc.	336,900	10,481

Sumitomo Mitsui Trust Holdings, Inc.	2,101,889	6,243

Sumitomo Realty & Development Co. Ltd.	98,000	2,600

Sundrug Co. Ltd.	14,600	530

Suruga Bank Ltd.	110,000	1,243

Suzuki Motor Corp.	395,785	7,678

THK Co. Ltd.	259,816	3,959

Toyota Motor Corp.	202,900	7,961

Tsuruha Holdings, Inc.	8,300	620

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Japan – 12.1% – continued

United Arrows Ltd.	23,500	$628
		254,312

Malaysia – 0.5%

Genting Bhd.	1,607,000	4,573

Sime Darby Bhd.	2,133,695	6,838
		11,411

Mexico – 0.1%

Grupo Mexico S.A.B. de C.V., Series B	714,700	2,361

Netherlands – 3.9%

ASML Holding N.V.	37,688	2,020

Core Laboratories N.V.	103,600	12,585

Fugro N.V. – CVA	31,640	2,158

Heineken N.V.	169,271	10,110

Koninklijke KPN N.V.	255,700	1,958

Reed Elsevier N.V.	693,800	9,292

Royal Dutch Shell PLC, Class A	730,318	25,297

Royal Dutch Shell PLC, Class B	275,434	9,797

Unilever N.V. – CVA	236,137	8,365
		81,582

Nigeria – 0.0%

Guaranty Trust Bank PLC	9,513,498	1,159

Norway – 2.5%

DNB ASA	664,600	8,173

Fred Olsen Energy ASA	22,441	1,005

Norsk Hydro ASA	1,788,438	8,404

Norwegian Air Shuttle A.S. *	42,760	801

Schibsted ASA	36,743	1,408

Seadrill Ltd.	110,600	4,328

Statoil ASA	690,145	17,850

Statoil ASA ADR	235,800	6,081

Telenor ASA	221,068	4,315
		52,365

Philippines – 0.1%

International Container Terminal Services, Inc.	318,800	538

SM Prime Holdings, Inc.	2,721,575	924
		1,462

Singapore – 1.6%

DBS Group Holdings Ltd.	433,418	5,062

First Resources Ltd.	222,000	382

Global Logistic Properties Ltd.	2,008,000	4,093

Golden Agri-Resources Ltd.	6,702,660	3,590

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Singapore – 1.6% – continued

Keppel Corp. Ltd.	631,700	$5,837

United Overseas Bank Ltd.	948,100	15,138
		34,102

South Africa – 1.6%

Aspen Pharmacare Holdings Ltd.	146,215	2,513

Bidvest Group Ltd.	109,107	2,701

FirstRand Ltd.	900,619	3,019

Foschini Group (The) Ltd.	28,069	428

Life Healthcare Group Holdings Ltd.	300,930	1,148

MTN Group Ltd.	367,130	7,068

Naspers Ltd., Class N	48,267	2,988

Sasol Ltd. ADR	298,500	13,307

Tiger Brands Ltd.	48,607	1,597
		34,769

South Korea – 2.7%

Celltrion, Inc.	69,226	1,744

Hana Financial Group, Inc.	98,190	2,971

Hanjin Shipping Co. Ltd. *	166,800	2,007

Hyundai Mobis	24,600	6,849

Hyundai Motor Co.	28,012	6,316

POSCO	13,200	4,311

POSCO ADR	108,700	8,863

Samsung Electronics Co. Ltd.	8,446	10,168

Samsung Fire & Marine Insurance Co. Ltd.	7,888	1,692

SK Telecom Co. Ltd. ADR	621,100	9,031

Woori Finance Holdings Co. Ltd. ADR	137,000	4,050
		58,002

Spain – 0.7%

Amadeus IT Holding S.A., Class A	230,100	5,372

Banco Santander S.A. *	234,424	1,756

Bolsas y Mercados Espanoles S.A.	33,972	717

Inditex S.A.	45,641	5,666

Viscofan S.A.	21,915	1,005
		14,516

Sweden – 3.0%

Atlas Copco AB, Class A	697,862	16,349

Axis Communications AB	19,093	474

Getinge AB, Class B	487,609	14,730

Hexpol AB	24,151	938

Investor AB, Class B	259,340	5,723

JM AB	40,836	748

Sandvik AB	457,782	6,237

Svenska Cellulosa AB, Class B	254,100	4,729

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Sweden – 3.0% – continued

Telefonaktiebolaget LM Ericsson, Class B	765,201	$6,979

Volvo AB, Class B	389,662	5,486
		62,393

Switzerland – 8.2%

ABB Ltd. (Registered)	316,160	5,944

Burckhardt Compression Holding A.G.	140	42

Cie Financiere Richemont S.A., Class A (Bearer)	114,580	6,870

Credit Suisse Group A.G. (Registered)	115,396	2,454

Credit Suisse Group A.G. ADR	168,600	3,566

Foster Wheeler A.G. *	227,215	5,444

Geberit A.G. (Registered)	16,464	3,587

Holcim Ltd. (Registered)	91,719	5,841

Nestle S.A. (Registered)	433,847	27,369

Noble Corp.	141,940	5,079

Novartis A.G. (Registered)	293,887	17,989

Novartis A.G. ADR	83,800	5,133

Partners Group Holding A.G.	12,245	2,549

Roche Holding A.G. (Genusschein)	143,815	26,867

SGS S.A. (Registered)	1,046	2,149

Syngenta A.G. (Registered)	31,972	11,948

Transocean Ltd.	142,100	6,379

UBS A.G. (Registered)	765,283	9,340

Wolseley PLC	6,848	293

Xstrata PLC	587,605	9,119

Zurich Insurance Group A.G.	55,100	13,720
		171,682

Taiwan – 1.0%

Advanced Semiconductor Engineering, Inc.	8,543,415	6,536

Asustek Computer, Inc.	166,000	1,794

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	759,555	12,016
		20,346

Thailand – 0.3%

Advanced Info Service PCL (Registered)	391,600	2,722

BEC World PCL (Registered)	474,200	955

Kasikornbank PCL (Registered)	479,500	2,835
		6,512

Turkey – 0.6%

Akbank T.A.S.	1,216,300	4,812

KOC Holding A.S. ADR	83,790	1,665

Turkiye Garanti Bankasi A.S.	1,153,170	4,819

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

Turkey – 0.6% – continued

Turkiye Halk Bankasi A.S.	214,252	$1,671
		12,967

United Kingdom – 15.2%

Abcam PLC	157,605	1,023

AMEC PLC	208,569	3,872

Amlin PLC	289,343	1,888

Anglo American PLC	333,249	9,810

ARM Holdings PLC	225,015	2,098

ARM Holdings PLC ADR	530,700	14,849

Ashmore Group PLC	411,132	2,267

AstraZeneca PLC	287,900	13,754

Babcock International Group PLC	287,900	4,317

BAE Systems PLC	1,717,000	9,039

Barclays PLC	1,380,000	4,804

Berkeley Group Holdings PLC *	133,717	3,041

BG Group PLC	332,387	6,731

BHP Billiton PLC	208,328	6,506

BP PLC ADR	120,984	5,125

British American Tobacco PLC	253,703	13,045

Bunzl PLC	87,747	1,574

Croda International PLC	26,504	1,040

Derwent London PLC	52,774	1,668

Diageo PLC	1,669,849	47,018

Dunelm Group PLC	157,365	1,633

Elementis PLC	308,036	1,157

GlaxoSmithKline PLC	413,717	9,544

Glencore International PLC	1,349,348	7,502

Halma PLC	208,195	1,427

Hiscox Ltd.	142,548	1,121

HSBC Holdings PLC	1,488,400	13,811

IG Group Holdings PLC	195,142	1,407

Imperial Tobacco Group PLC	441,770	16,375

InterContinental Hotels Group PLC	179,746	4,715

ITV PLC	2,196,433	3,145

John Wood Group PLC	177,473	2,310

Johnson Matthey PLC	83,738	3,271

Jupiter Fund Management PLC	230,048	906

Lancashire Holdings Ltd.	164,910	2,197

Marks & Spencer Group PLC	866,500	4,999

Meggitt PLC	290,768	1,859

Moneysupermarket.com Group PLC	471,124	1,049

Ocado Group PLC *	592,760	618

Oxford Instruments PLC	26,655	592

Pearson PLC	240,935	4,715

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.3% – continued

United Kingdom – 15.2% – continued

Prudential PLC	338,057	$4,387

Rightmove PLC	41,963	1,064

Rio Tinto PLC	178,100	8,326

Rio Tinto PLC ADR	154,300	7,215

Rolls-Royce Holdings PLC	1,032,009	14,084

Rotork PLC	43,457	1,590

RPS Group PLC	160,000	644

Sage Group (The) PLC	930,100	4,717

Spirax-Sarco Engineering PLC	30,672	1,037

SSE PLC	249,459	5,612

St. James’s Place PLC	138,498	822

Standard Chartered PLC	236,527	5,358

Tullow Oil PLC	109,148	2,421

Unilever PLC	125,500	4,571

Victrex PLC	57,353	1,227

Vodafone Group PLC ADR	296,726	8,455

Willis Group Holdings PLC	261,415	9,651
		319,003

United States – 2.8%

Aon PLC	33,277	1,740

Axis Capital Holdings Ltd.	278,200	9,715

Bunge Ltd.	77,940	5,226

Carnival Corp.	143,300	5,222

Copa Holdings S.A., Class A	18,192	1,479

Everest Re Group Ltd.	68,300	7,305

Freeport-McMoRan Copper & Gold, Inc.	237,631	9,405

Philip Morris International, Inc.	68,316	6,144

RenaissanceRe Holdings Ltd.	107,346	8,270

Schlumberger Ltd.	68,790	4,976
		59,482
Total Common Stocks (1)
(Cost $1,834,134) (1)		1,963,732

PREFERRED STOCKS – 1.5%

Brazil – 1.2%

Banco Bradesco S.A.	425,000	6,812

Cia Paranaense de Energia ADR	541,000	8,883

Itau Unibanco Holding S.A. ADR	299,663	4,579

Petroleo Brasileiro S.A.	528,200	5,823
		26,097

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 1.5% – continued

Germany – 0.3%

Henkel A.G. & Co. KGaA	75,998	$6,048
Total Preferred Stocks (1)
(Cost $36,179) (1)		32,145

INVESTMENT COMPANIES – 4.6%

iShares FTSE A50 China Index ETF	1,581,460	1,981

iShares MSCI EAFE Index Fund	147,700	7,828

iShares MSCI United Kingdom Index Fund	268,900	4,682

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)(3)	81,816,377	81,816
Total Investment Companies
(Cost $95,346)		96,307

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.14%, 11/1/12 (4)	$2,945	$2,945
Total Short-Term Investments
(Cost $2,945)		2,945

Total Investments – 99.6%
(Cost $1,968,604)		2,095,129

Other Assets less Liabilities – 0.4%		8,830
NET ASSETS – 100.0%		$2,103,959

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $79,254,000 with net purchases of approximately $2,562,000 during the six months ended September 30, 2012.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager International Equity Fund had open futures contracts as follows:

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Mini MSCI EAFE Index	178	$13,334	Long	12/12	$(353)

At September 30, 2012, the Multi-Manager International Equity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL) CURRENCY (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
British Pound	358	United States Dollar	580	10/1/12	$3
British Pound	5	United States Dollar	8	10/1/12	– *
Canadian Dollar	239	United States Dollar	243	10/1/12	– *
Euro	1,158	United States Dollar	1,495	10/1/12	8
Euro	705	United States Dollar	910	10/1/12	5
Japanese Yen	36,960	United States Dollar	476	10/1/12	2
Japanese Yen	2,768	United States Dollar	36	10/1/12	– *
Japanese Yen	1,261	United States Dollar	16	10/1/12	– *
South African Rand	595	United States Dollar	72	10/1/12	– *
United States Dollar	52	British Pound	32	10/1/12	– *
United States Dollar	153	British Pound	95	10/1/12	– *
United States Dollar	1,353	British Pound	837	10/1/12	(1)
United States Dollar	537	Euro	418	10/1/12	– *
United States Dollar	76	Euro	59	10/1/12	– *
United States Dollar	145	Euro	113	10/1/12	– *
United States Dollar	243	Euro	189	10/1/12	– *
United States Dollar	892	Euro	691	10/1/12	(5)
United States Dollar	27	Japanese Yen	2,067	10/1/12	– *
United States Dollar	27	Japanese Yen	2,086	10/1/12	– *
United States Dollar	58	Japanese Yen	4,523	10/1/12	– *
United States Dollar	30	Singapore Dollar	37	10/1/12	– *
United States Dollar	11	Swedish Krona	73	10/1/12	– *
United States Dollar	7	Swedish Krona	43	10/1/12	– *
British Pound	588	United States Dollar	954	10/2/12	5
British Pound	540	United States Dollar	877	10/2/12	5
British Pound	103	United States Dollar	168	10/2/12	1
British Pound	29	United States Dollar	46	10/2/12	– *
Euro	34	United States Dollar	44	10/2/12	– *

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL) CURRENCY (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Euro	837	United States Dollar	1,075	10/2/12	$– *
Japanese Yen	34,695	United States Dollar	445	10/2/12	1
Japanese Yen	8,732	United States Dollar	112	10/2/12	1
South African Rand	979	United States Dollar	119	10/2/12	2
Swiss Franc	1,584	United States Dollar	1,691	10/2/12	6
United States Dollar	119	British Pound	74	10/2/12	– *
United States Dollar	87	British Pound	54	10/2/12	– *
United States Dollar	40	Euro	31	10/2/12	– *
United States Dollar	113	Euro	88	10/2/12	(1)
United States Dollar	588	Euro	457	10/2/12	(1)
United States Dollar	126	Euro	98	10/2/12	(1)
United States Dollar	204	Euro	158	10/2/12	(1)
United States Dollar	283	Japanese Yen	21,999	10/2/12	(1)
United States Dollar	320	Japanese Yen	24,858	10/2/12	(2)
United States Dollar	384	Japanese Yen	29,776	10/2/12	(2)
United States Dollar	880	Japanese Yen	68,338	10/2/12	(5)
United States Dollar	9	Norwegian Krone	54	10/2/12	– *
United States Dollar	26	Norwegian Krone	151	10/2/12	– *
United States Dollar	1,183	Singapore Dollar	1,452	10/2/12	– *
Hong Kong Dollar	1,117	United States Dollar	144	10/3/12	– *
Japanese Yen	7,362	United States Dollar	94	10/3/12	– *
Japanese Yen	5,333	United States Dollar	68	10/3/12	– *
South African Rand	776	United States Dollar	94	10/3/12	1
United States Dollar	81	Japanese Yen	6,296	10/3/12	– *
United States Dollar	321	Japanese Yen	25,013	10/3/12	– *
United States Dollar	370	Japanese Yen	28,827	10/3/12	(1)
United States Dollar	381	Japanese Yen	29,690	10/3/12	(1)
United States Dollar	9	Norwegian Krone	51	10/3/12	– *
United States Dollar	17	Singapore Dollar	21	10/3/12	– *

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL) CURRENCY (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	79	Swedish Krona	515	10/3/12	$– *
Japanese Yen	899,770	United States Dollar	11,447	12/14/12	(92)
Euro	9,540	United States Dollar	12,450	12/17/12	181
British Pound	14,001	United States Dollar	22,572	12/18/12	(32)

Total					$75

*	Amount rounds to less than one thousand.

At September 30, 2012, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.2%
Consumer Staples	12.0
Energy	10.5
Financials	23.2
Health Care	10.4
Industrials	11.6
Information Technology	5.7
Materials	11.3
Telecommunication Services	4.4
Utilities	1.7

Total	100.0%

At September 30, 2012, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	20.1%
Euro	19.7
British Pound	15.6
Japanese Yen	12.7
Swiss Franc	6.8
All other currencies less than 5%	25.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following techniques on Level 3 investments: The Fund valued a security using a price provided by NTGI PVC.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager International Equity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$21,693	$163,568	$–	$185,261
Consumer Staples	16,792	218,136	–	234,928
Energy	89,531	115,584	–	205,115
Financials	110,638	330,134	–	440,772
Health Care	52,584	156,636	–	209,220
Industrials	16,639	217,347	–	233,986
Information Technology	31,517	82,939	157	114,613
Materials	88,581	138,417	–	226,998
Telecommunication Services	23,256	65,409	–	88,665
Utilities	13,694	10,480	–	24,174
Preferred Stocks
Consumer Staples	–	6,048	–	6,048
Energy	5,824	–	–	5,824
Financials	11,390	–	–	11,390
Utilities	8,883	–	–	8,883
Investment Companies	94,326	1,981	–	96,307
Short-Term Investments	–	2,945	–	2,945
Total Investments	$585,348	$1,509,624	$157	$2,095,129

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$–	$221	$–	$221
Liabilities
Futures Contracts	(353)	–	–	(353)
Foreign Currency
Exchange Contracts	–	(146)	–	(146)
Total Other Financial Instruments	$(353)	$75	$–	$(278)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 2 to Level 1 as dislcosed below:

Transfers from Level 2 to Level 1
Industry	Value (000s)	Reason
Common Stocks
Consumer Discretionary	$2,650	Valuations at unadjusted quoted market price
Financials	11,802	Valuations at unadjusted quoted market price
Health Care	12,122	Valuations at unadjusted quoted market price
Industrials	2,467	Valuations at unadjusted quoted market price
Information Technology	2,412	Valuations at unadjusted quoted market price
Materials	2,361	Valuations at unadjusted quoted market price
Telecommunication Services	1,940	Valuations at unadjusted quoted market price
Utilities	1,212	Valuations at unadjusted quoted market price

Transfers from Level 2 to Level 1
Industry	Value (000s)	Reason
Preferred Stocks
Energy	$5,823	Valuations at unadjusted quoted market price
Financials	6,811	Valuations at unadjusted quoted market price
Total	$49,600

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)(2)	TRANSFERS OUT OF LEVEL 3 (000s) (2)	BALANCE AS OF 9/30/12 (000s)

Common Stock

Information Technology	$–	$–	$–	$–	$–	$–	$–	$157	$–	$157

(1)	The Transfers Into Level 3 were due to the security using a price provided by NTGI PVC.
(2)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was $(195).

	FAIR VALUE AT 9/30/12 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$157	Market Comparable Companies/Discounted Cash Flow	Liquidity Discount/EBITDA Multiple

The significant unobservable inputs used in the fair value measurement of the common stocks are liquidity discounts and EBITDA multiple. Significant increases (decreases) in EBITDA multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3%

Aerospace/Defense – 2.6%

Boeing (The) Co.	38,342	$2,669

Northrop Grumman Corp.	120,200	7,985

Raytheon Co.	214,500	12,261

United Technologies Corp.	35,071	2,746
		25,661

Agriculture – 1.1%

Archer-Daniels-Midland Co.	302,200	8,214

Philip Morris International, Inc.	32,000	2,878
		11,092

Apparel – 3.2%

Burberry Group PLC ADR	32,359	1,050

Coach, Inc.	230,687	12,923

NIKE, Inc., Class B	155,742	14,782

Ralph Lauren Corp.	20,651	3,123
		31,878

Auto Manufacturers – 1.1%

General Motors Co. *	299,100	6,804

PACCAR, Inc.	112,000	4,483
		11,287

Auto Parts & Equipment – 0.2%

BorgWarner, Inc. *	26,898	1,859

Banks – 4.6%

Bank of New York Mellon (The) Corp.	371,200	8,397

Capital One Financial Corp.	83,400	4,755

Citigroup, Inc.	295,390	9,665

Goldman Sachs Group (The), Inc.	78,783	8,956

JPMorgan Chase & Co.	150,000	6,072

Morgan Stanley	113,398	1,898

Wells Fargo & Co.	180,000	6,215
		45,958

Biotechnology – 3.3%

Alexion Pharmaceuticals, Inc. *	25,625	2,931

Amgen, Inc.	136,136	11,479

Biogen Idec, Inc. *	14,580	2,176

Celgene Corp. *	151,075	11,542

Gilead Sciences, Inc. *	15,487	1,027

Illumina, Inc. *	8,127	392

Vertex Pharmaceuticals, Inc. *	54,295	3,038
		32,585

Chemicals – 1.8%

E.I. du Pont de Nemours & Co.	164,200	8,254

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Chemicals – 1.8% – continued

Monsanto Co.	47,028	$4,281

Mosaic (The) Co.	85,700	4,937
		17,472

Commercial Services – 0.6%

Mastercard, Inc., Class A	12,591	5,684

Computers – 5.5%

Apple, Inc.	22,359	14,919

EMC Corp. *	579,671	15,808

Hewlett-Packard Co.	373,500	6,372

International Business Machines Corp.	76,445	15,859

NetApp, Inc. *	28,230	928

Teradata Corp. *	12,683	956
		54,842

Cosmetics/Personal Care – 1.5%

Estee Lauder (The) Cos., Inc., Class A	240,584	14,813

Diversified Financial Services – 0.4%

American Express Co.	31,714	1,803

Visa, Inc., Class A	18,458	2,479
		4,282

Electric – 1.2%

Edison International	175,200	8,005

NRG Energy, Inc.	194,100	4,152
		12,157

Electronics – 0.1%

Agilent Technologies, Inc.	26,414	1,016

Environmental Control – 0.8%

Waste Management, Inc.	232,300	7,452

Food – 3.1%

Kraft Foods, Inc., Class A	195,000	8,063

Mondelez International, Inc.	38,151	1,013

Safeway, Inc.	420,262	6,762

Whole Foods Market, Inc.	155,871	15,182
		31,020

Healthcare – Products – 0.8%

Baxter International, Inc.	138,100	8,322

Healthcare – Services – 1.1%

Quest Diagnostics, Inc.	133,600	8,474

UnitedHealth Group, Inc.	46,529	2,578
		11,052

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Household Products/Wares – 0.8%

Kimberly-Clark Corp.	97,200	$8,338

Insurance – 7.3%

Allstate (The) Corp.	216,600	8,580

American International Group, Inc. *	226,300	7,420

Aon PLC	120,000	6,275

Hartford Financial Services Group, Inc.	489,400	9,514

Lincoln National Corp.	80,000	1,935

Loews Corp.	131,100	5,409

Marsh & McLennan Cos., Inc.	241,500	8,194

MetLife, Inc.	238,000	8,202

Travelers (The) Cos., Inc.	125,400	8,560

Unum Group	431,500	8,293
		72,382

Internet – 2.7%

Amazon.com, Inc. *	23,696	6,026

Baidu, Inc. ADR *	25,819	3,016

Facebook, Inc., Class A *	53,955	1,168

Google, Inc., Class A *	8,421	6,354

LinkedIn Corp., Class A *	26,577	3,200

Priceline.com, Inc. *	4,430	2,741

Rackspace Hosting, Inc. *	26,397	1,745

Splunk, Inc. *	5,353	196

Tencent Holdings Ltd. ADR	52,618	1,783

Youku Tudou, Inc. ADR *	8,473	156
		26,385

Lodging – 0.0%

Marriott International, Inc., Class A – (Fractional Shares) *	9,000	–

Machinery – Diversified – 0.1%

Roper Industries, Inc.	13,224	1,453

Media – 3.8%

Comcast Corp., Class A	240,000	8,585

Time Warner, Inc.	145,000	6,573

Viacom, Inc., Class B	161,000	8,628

Walt Disney (The) Co.	272,712	14,257
		38,043

Metal Fabrication/Hardware – 0.5%

Precision Castparts Corp.	27,768	4,536

Mining – 1.7%

AngloGold Ashanti Ltd. ADR	277,000	9,709

Barrick Gold Corp.	173,500	7,245
		16,954

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Miscellaneous Manufacturing – 0.5%

Ingersoll-Rand PLC	110,000	$4,930

Office/Business Equipment – 1.0%

Pitney Bowes, Inc.	129,100	1,784

Xerox Corp.	1,045,700	7,676
		9,460

Oil & Gas – 6.9%

Apache Corp.	113,000	9,771

Canadian Natural Resources Ltd.	281,600	8,671

Chevron Corp.	72,900	8,497

Concho Resources, Inc. *	30,198	2,861

ConocoPhillips	142,400	8,142

Marathon Oil Corp.	293,700	8,685

Noble Energy, Inc.	43,000	3,987

Occidental Petroleum Corp.	74,860	6,442

Talisman Energy, Inc.	868,600	11,570
		68,626

Oil & Gas Services – 1.6%

Halliburton Co.	373,000	12,566

National Oilwell Varco, Inc.	38,485	3,083
		15,649

Pharmaceuticals – 8.8%

Allergan, Inc.	32,593	2,985

Bristol-Myers Squibb Co.	74,954	2,530

Cardinal Health, Inc.	202,700	7,899

Express Scripts Holding Co. *	61,059	3,827

Johnson & Johnson	120,300	8,290

Mead Johnson Nutrition Co.	29,988	2,197

Merck & Co., Inc.	284,500	12,831

Novo Nordisk A/S ADR	22,028	3,476

Perrigo Co.	13,840	1,608

Pfizer, Inc.	780,365	19,392

Sanofi ADR	290,000	12,487

Shire PLC ADR	37,892	3,361

Teva Pharmaceutical Industries Ltd. ADR	170,000	7,040
		87,923

Pipelines – 0.9%

Williams (The) Cos., Inc.	255,200	8,924

Real Estate Investment Trusts – 0.4%

American Tower Corp.	55,450	3,958

Retail – 10.6%

Bed Bath & Beyond, Inc. *	161,358	10,166

Best Buy Co., Inc.	184,800	3,177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Retail – 10.6% – continued

Chipotle Mexican Grill, Inc. *	8,066	$2,561

Costco Wholesale Corp.	152,684	15,287

CVS Caremark Corp.	291,400	14,110

Dunkin’ Brands Group, Inc.	63,885	1,865

Family Dollar Stores, Inc.	10,897	722

Inditex S.A. ADR	149,615	3,734

Lowe’s Cos., Inc.	677,586	20,490

Lululemon Athletica, Inc. *	38,708	2,862

Nordstrom, Inc.	196,731	10,856

Panera Bread Co., Class A *	6,283	1,074

Starbucks Corp.	35,990	1,827

Target Corp.	174,354	11,066

TJX Cos., Inc.	71,491	3,202

Yum! Brands, Inc.	44,570	2,957
		105,956

Semiconductors – 3.4%

ARM Holdings PLC ADR	51,241	1,434

Avago Technologies Ltd.	52,164	1,819

Intel Corp.	790,899	17,937

QUALCOMM, Inc.	209,774	13,109
		34,299

Software – 7.0%

Adobe Systems, Inc. *	345,733	11,222

Autodesk, Inc. *	346,525	11,564

CA, Inc.	669,000	17,237

Intuit, Inc.	32,973	1,941

Microsoft Corp.	230,300	6,858

Oracle Corp.	347,747	10,951

Red Hat, Inc. *	51,372	2,925

Salesforce.com, Inc. *	22,060	3,368

VMware, Inc., Class A *	33,210	3,213
		69,279

Telecommunications – 5.6%

AT&T, Inc.	228,400	8,611

Cisco Systems, Inc.	888,200	16,956

Crown Castle International Corp. *	208,197	13,345

Motorola Solutions, Inc.	172,714	8,731

Verizon Communications, Inc.	182,300	8,307
		55,950

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.3% – continued

Transportation – 0.7%

Union Pacific Corp.	56,113	$6,661
Total Common Stocks
(Cost $852,751)		968,138

INVESTMENT COMPANIES – 2.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	27,158,062	27,158
Total Investment Companies
(Cost $27,158)		27,158

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.13%, 11/1/12 (3)	$1,205	$1,205
Total Short-Term Investments
(Cost $1,205)		1,205

Total Investments – 100.1%
(Cost $881,114)		996,501

Liabilities less Other Assets – (0.1)%		(1,216)
NET ASSETS – 100.0%		$995,285

(1)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,790,000 with net sales of approximately $3,632,000 during the six months ended September 30, 2012.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
S&P 500	40	$14,342	Long	12/12	$114

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.9%
Consumer Staples	10.0
Energy	9.6
Financials	12.8
Health Care	14.3
Industrials	5.9
Information Technology	22.5
Materials	3.6
Telecommunication Services	3.1
Utilities	1.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Large Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$968,138	(1)	$–	$–	$968,138
Investment Companies	27,158		–	–	27,158
Short-Term Investments	–		1,205	–	1,205
Total Investments	$995,296		$1,205	$–	$996,501

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$114		$–	$–	$114

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Aerospace/Defense – 1.7%

Exelis, Inc.	41,100	$425

L-3 Communications Holdings, Inc.	56,700	4,066

Northrop Grumman Corp.	51,100	3,395

Raytheon Co.	50,700	2,898

Triumph Group, Inc.	76,625	4,791
		15,575

Agriculture – 0.3%

Archer-Daniels-Midland Co.	118,700	3,226

Airlines – 0.1%

SkyWest, Inc.	68,200	705

Apparel – 1.4%

Coach, Inc.	57,069	3,197

Gildan Activewear, Inc.	100,500	3,184

Jones Group (The), Inc.	42,900	552

Michael Kors Holdings Ltd. *	89,500	4,760

Under Armour, Inc., Class A *	21,475	1,199
		12,892

Auto Manufacturers – 0.3%

Navistar International Corp. *	38,800	818

Oshkosh Corp. *	70,900	1,945
		2,763

Auto Parts & Equipment – 1.5%

Autoliv, Inc.	48,000	2,975

BorgWarner, Inc. *	55,800	3,856

Cooper Tire & Rubber Co.	91,000	1,745

Dana Holding Corp.	85,600	1,053

Delphi Automotive PLC *	53,000	1,643

TRW Automotive Holdings Corp. *	70,400	3,077
		14,349

Banks – 4.8%

Capital One Financial Corp.	20,200	1,152

Comerica, Inc.	201,525	6,257

East West Bancorp, Inc.	102,147	2,157

Fifth Third Bancorp	421,025	6,530

Huntington Bancshares, Inc.	483,700	3,338

KeyCorp	1,223,800	10,696

Regions Financial Corp.	1,010,475	7,286

Signature Bank *	57,873	3,882

State Street Corp.	69,500	2,916
		44,214

Beverages – 0.8%

Coca-Cola Enterprises, Inc.	114,750	3,588

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Beverages – 0.8% – continued

Molson Coors Brewing Co., Class B	52,725	$2,375

Monster Beverage Corp. *	34,300	1,858
		7,821

Biotechnology – 1.2%

Charles River Laboratories International, Inc. *	72,575	2,874

Illumina, Inc. *	83,600	4,029

Vertex Pharmaceuticals, Inc. *	68,700	3,844
		10,747

Chemicals – 2.5%

A. Schulman, Inc.	81,600	1,944

Agrium, Inc.	8,875	918

Ashland, Inc.	63,950	4,579

Cabot Corp.	35,614	1,302

CF Industries Holdings, Inc.	6,680	1,485

Cytec Industries, Inc.	22,825	1,495

Huntsman Corp.	110,400	1,648

Kronos Worldwide, Inc.	67,316	1,006

PolyOne Corp.	85,100	1,410

PPG Industries, Inc.	24,300	2,791

Sigma-Aldrich Corp.	39,987	2,878

Stepan Co.	18,790	1,806
		23,262

Commercial Services – 2.2%

Convergys Corp.	203,200	3,184

Hertz Global Holdings, Inc. *	331,750	4,555

R.R. Donnelley & Sons Co.	94,600	1,003

Robert Half International, Inc.	159,600	4,250

SAIC, Inc.	50,900	613

TeleTech Holdings, Inc. *	69,400	1,183

United Rentals, Inc. *	160,500	5,250
		20,038

Computers – 4.3%

Cadence Design Systems, Inc. *	457,900	5,891

Cognizant Technology Solutions Corp., Class A *	61,934	4,330

Fusion-io, Inc. *	70,962	2,148

IHS, Inc., Class A *	83,770	8,155

Lexmark International, Inc., Class A	52,200	1,161

MICROS Systems, Inc. *	77,002	3,782

NetApp, Inc. *	79,500	2,614

Riverbed Technology, Inc. *	78,900	1,836

Seagate Technology PLC	112,000	3,472

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Computers – 4.3% – continued

Sykes Enterprises, Inc. *	69,800	$938

Teradata Corp. *	43,691	3,295

Western Digital Corp.	61,800	2,394
		40,016

Distribution/Wholesale – 1.6%

Fastenal Co.	181,084	7,785

Fossil, Inc. *	13,400	1,135

Ingram Micro, Inc., Class A *	55,300	842

LKQ Corp. *	260,026	4,810
		14,572

Diversified Financial Services – 3.7%

Affiliated Managers Group, Inc. *	25,657	3,156

Aircastle Ltd.	138,300	1,567

Ameriprise Financial, Inc.	81,200	4,603

Discover Financial Services	225,625	8,964

IntercontinentalExchange, Inc. *	22,508	3,003

Raymond James Financial, Inc.	111,125	4,073

SLM Corp.	279,275	4,390

T. Rowe Price Group, Inc.	70,800	4,481
		34,237

Electric – 3.3%

Ameren Corp.	66,000	2,156

American Electric Power Co., Inc.	87,000	3,823

Calpine Corp. *	129,275	2,236

Cleco Corp.	109,725	4,606

CMS Energy Corp.	235,825	5,554

Entergy Corp.	53,600	3,715

Portland General Electric Co.	129,400	3,499

PPL Corp.	98,175	2,852

Public Service Enterprise Group, Inc.	67,800	2,182
		30,623

Electrical Components & Equipment – 0.5%

AMETEK, Inc.	98,378	3,488

Universal Display Corp. *	24,900	856
		4,344

Electronics – 2.4%

Amphenol Corp., Class A	66,888	3,938

FEI Co.	54,425	2,912

Gentex Corp.	55,869	950

Jabil Circuit, Inc.	135,075	2,529

PerkinElmer, Inc.	100,000	2,947

Pulse Electronics Corp.	33,600	28

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Electronics – 2.4% – continued

TE Connectivity Ltd.	85,400	$2,904

Tech Data Corp. *	65,300	2,958

Trimble Navigation Ltd. *	55,400	2,640

Vishay Intertechnology, Inc. *	76,700	754
		22,560

Engineering & Construction – 0.6%

Engility Holdings, Inc. *	9,449	174

KBR, Inc.	85,200	2,541

Tutor Perini Corp. *	98,100	1,122

URS Corp.	54,000	1,907
		5,744

Entertainment – 0.0%

Marriott Vacations Worldwide Corp. *	8,050	290

Environmental Control – 0.7%

Clean Harbors, Inc. *	41,300	2,017

Stericycle, Inc. *	48,463	4,387
		6,404

Food – 2.6%

Chiquita Brands International, Inc. *	65,800	503

Fresh Del Monte Produce, Inc.	42,800	1,096

Hain Celestial Group (The), Inc. *	22,850	1,439

J.M. Smucker (The) Co.	99,022	8,549

Kroger (The) Co.	107,900	2,540

McCormick & Co., Inc. (Non Voting)	22,911	1,421

Safeway, Inc.	239,500	3,853

Smithfield Foods, Inc. *	126,000	2,476

SUPERVALU, Inc.	67,800	163

Tyson Foods, Inc., Class A	114,400	1,833
		23,873

Forest Products & Paper – 0.5%

Boise, Inc.	241,400	2,115

MeadWestvaco Corp.	83,175	2,545
		4,660

Gas – 0.8%

NiSource, Inc.	240,575	6,130

UGI Corp.	51,022	1,620
		7,750

Hand/Machine Tools – 0.5%

Lincoln Electric Holdings, Inc.	65,430	2,555

Snap-on, Inc.	22,850	1,642
		4,197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Healthcare – Products – 3.6%

Boston Scientific Corp. *	311,700	$1,789

C.R. Bard, Inc.	20,312	2,126

DENTSPLY International, Inc.	46,062	1,757

Edwards Lifesciences Corp. *	24,773	2,660

IDEXX Laboratories, Inc. *	38,631	3,838

Intuitive Surgical, Inc. *	12,288	6,090

Sirona Dental Systems, Inc. *	80,525	4,587

Varian Medical Systems, Inc. *	60,268	3,635

Volcano Corp. *	77,435	2,212

Zimmer Holdings, Inc.	68,000	4,598
		33,292

Healthcare – Services – 1.0%

Aetna, Inc.	74,300	2,942

Cigna Corp.	41,200	1,944

LifePoint Hospitals, Inc. *	41,100	1,758

WellCare Health Plans, Inc. *	39,825	2,252
		8,896

Home Builders – 0.2%

MDC Holdings, Inc.	47,925	1,846

Home Furnishings – 1.1%

Harman International Industries, Inc.	122,554	5,657

Whirlpool Corp.	58,300	4,834
		10,491

Household Products/Wares – 0.5%

American Greetings Corp., Class A	31,900	536

Church & Dwight Co., Inc.	83,415	4,504
		5,040

Housewares – 0.1%

Newell Rubbermaid, Inc.	67,100	1,281

Insurance – 5.6%

ACE Ltd.	70,300	5,315

Aflac, Inc.	13,700	656

Allstate (The) Corp.	127,600	5,054

American Financial Group, Inc.	49,800	1,887

Aspen Insurance Holdings Ltd.	30,700	936

Assurant, Inc.	49,600	1,850

Chubb (The) Corp.	11,300	862

Endurance Specialty Holdings Ltd.	36,300	1,397

Everest Re Group Ltd.	23,100	2,471

Genworth Financial, Inc., Class A *	35,900	188

Hartford Financial Services Group, Inc.	138,560	2,694

HCC Insurance Holdings, Inc.	41,125	1,394

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Insurance – 5.6% – continued

Lincoln National Corp.	375,550	$9,085

Meadowbrook Insurance Group, Inc.	173,800	1,336

Montpelier Re Holdings Ltd.	33,200	735

PartnerRe Ltd.	10,700	795

Presidential Life Corp.	44,400	618

Principal Financial Group, Inc.	123,800	3,335

Tower Group, Inc.	139,500	2,705

Unum Group	100,500	1,932

Validus Holdings Ltd.	213,100	7,226
		52,471

Internet – 2.4%

Baidu, Inc. ADR *	28,000	3,271

F5 Networks, Inc. *	25,358	2,655

LinkedIn Corp., Class A *	17,700	2,131

Rackspace Hosting, Inc. *	72,400	4,785

SINA Corp. *	28,200	1,824

Splunk, Inc. *	59,400	2,181

ValueClick, Inc. *	173,650	2,985

Youku Tudou, Inc. ADR *	133,880	2,462
		22,294

Iron/Steel – 1.2%

Allegheny Technologies, Inc.	121,200	3,866

Cliffs Natural Resources, Inc.	35,900	1,405

Nucor Corp.	101,875	3,898

Reliance Steel & Aluminum Co.	34,000	1,780
		10,949

Leisure Time – 0.4%

Polaris Industries, Inc.	40,415	3,268

Lodging – 0.3%

Marriott International, Inc., Class A – (Fractional Shares) *	34,801	–

Wyndham Worldwide Corp.	53,200	2,792
		2,792

Machinery – Diversified – 2.4%

AGCO Corp. *	161,350	7,661

Albany International Corp., Class A	63,400	1,393

IDEX Corp.	55,965	2,338

NACCO Industries, Inc., Class A	7,929	994

Rockwell Automation, Inc.	49,000	3,408

Roper Industries, Inc.	63,132	6,937
		22,731

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Media – 0.8%

CBS Corp., Class B (Non Voting)	65,225	$2,370

FactSet Research Systems, Inc.	32,997	3,182

Gannett Co., Inc.	130,900	2,323
		7,875

Metal Fabrication/Hardware – 0.5%

Precision Castparts Corp.	11,200	1,830

Timken Co.	64,000	2,378
		4,208

Mining – 0.0%

USEC, Inc. *	172,000	134

Miscellaneous Manufacturing – 0.5%

Eaton Corp.	102,275	4,834

Multi-National – 0.1%

Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,279

Office/Business Equipment – 0.2%

Xerox Corp.	226,400	1,662

Oil & Gas – 6.3%

Concho Resources, Inc. *	33,395	3,164

Energen Corp.	158,025	8,282

Hess Corp.	85,700	4,604

HollyFrontier Corp.	134,425	5,548

Marathon Petroleum Corp.	81,650	4,457

Murphy Oil Corp.	70,600	3,790

Noble Corp.	81,025	2,899

Oasis Petroleum, Inc. *	110,540	3,258

Plains Exploration & Production Co. *	149,200	5,591

Range Resources Corp.	36,060	2,519

Tesoro Corp.	103,600	4,341

Valero Energy Corp.	154,600	4,898

W&T Offshore, Inc.	121,900	2,289

Western Refining, Inc.	118,800	3,110
		58,750

Oil & Gas Services – 3.7%

Core Laboratories N.V.	58,400	7,095

FMC Technologies, Inc. *	172,407	7,983

Lufkin Industries, Inc.	73,173	3,938

Oceaneering International, Inc.	109,400	6,044

Oil States International, Inc. *	85,155	6,766

Superior Energy Services, Inc. *	117,702	2,415
		34,241

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Packaging & Containers – 0.1%

Owens-Illinois, Inc. *	64,600	$1,212

Pharmaceuticals – 2.5%

Catamaran Corp. *	37,642	3,688

Herbalife Ltd.	67,123	3,182

Impax Laboratories, Inc. *	81,175	2,107

Ironwood Pharmaceuticals, Inc. *	82,700	1,057

McKesson Corp.	17,900	1,540

Mylan, Inc. *	191,438	4,671

Par Pharmaceutical Cos., Inc. *	6,302	315

Perrigo Co.	33,087	3,844

Salix Pharmaceuticals Ltd. *	39,800	1,685

USANA Health Sciences, Inc. *	33,000	1,533
		23,622

Real Estate Investment Trusts – 5.3%

BioMed Realty Trust, Inc.	282,150	5,282

Brandywine Realty Trust	684,550	8,345

Capstead Mortgage Corp.	111,100	1,499

CBL & Associates Properties, Inc.	369,578	7,887

CommonWealth REIT	100,500	1,463

Digital Realty Trust, Inc.	23,050	1,610

DuPont Fabros Technology, Inc.	55,025	1,389

Home Properties, Inc.	15,875	973

Hospitality Properties Trust	148,400	3,529

Kilroy Realty Corp.	44,950	2,013

Lexington Realty Trust	349,100	3,372

MFA Financial, Inc.	394,700	3,355

Omega Healthcare Investors, Inc.	93,200	2,118

Parkway Properties, Inc.	53,600	717

PennyMac Mortgage Investment Trust	108,797	2,542

Weyerhaeuser Co.	121,600	3,179
		49,273

Retail – 9.1%

Arcos Dorados Holdings, Inc., Class A	288,500	4,452

Bob Evans Farms, Inc.	22,700	888

CarMax, Inc. *	134,600	3,809

Chipotle Mexican Grill, Inc. *	7,626	2,422

Copart, Inc. *	101,983	2,828

Dick’s Sporting Goods, Inc.	177,474	9,202

Dillard’s, Inc., Class A	44,900	3,247

Foot Locker, Inc.	202,225	7,179

GameStop Corp., Class A	161,900	3,400

GNC Holdings, Inc., Class A	150,941	5,882

Kohl’s Corp.	68,300	3,498

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Retail – 9.1% – continued

Macy’s, Inc.	173,625	$6,532

MSC Industrial Direct Co., Inc., Class A	52,300	3,528

Nu Skin Enterprises, Inc., Class A	39,425	1,531

O’Reilly Automotive, Inc. *	49,881	4,171

Panera Bread Co., Class A *	30,584	5,227

Pier 1 Imports, Inc.	224,075	4,199

Pricesmart, Inc.	28,461	2,155

PVH Corp.	32,825	3,076

RadioShack Corp.	109,800	261

Tractor Supply Co.	50,306	4,975

Ulta Salon Cosmetics & Fragrance, Inc.	18,807	1,811
		84,273

Semiconductors – 2.7%

Amkor Technology, Inc. *	242,600	1,067

ARM Holdings PLC ADR	165,540	4,632

Avago Technologies Ltd.	88,000	3,068

Broadcom Corp., Class A	127,850	4,421

Cavium, Inc. *	138,405	4,613

KLA-Tencor Corp.	30,600	1,460

NXP Semiconductor N.V. *	75,575	1,890

Skyworks Solutions, Inc. *	174,475	4,112
		25,263

Software – 4.9%

ANSYS, Inc. *	54,370	3,991

athenahealth, Inc. *	66,535	6,106

CA, Inc.	127,000	3,272

Cerner Corp. *	59,362	4,595

Citrix Systems, Inc. *	48,066	3,680

Fidelity National Information Services, Inc.	87,050	2,718

Fiserv, Inc. *	43,130	3,193

Intuit, Inc.	76,521	4,506

QLIK Technologies, Inc. *	153,481	3,439

Red Hat, Inc. *	58,760	3,346

Salesforce.com, Inc. *	45,000	6,871

ServiceNow, Inc. *	7,100	275
		45,992

Telecommunications – 1.2%

Comtech Telecommunications Corp.	31,600	873

Harris Corp.	90,600	4,641

IPG Photonics Corp. *	28,700	1,644

Palo Alto Networks, Inc. *	15,400	948

Telephone & Data Systems, Inc.	67,502	1,729

USA Mobility, Inc.	41,200	489

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Telecommunications – 1.2% – continued

Vonage Holdings Corp. *	416,700	$950
		11,274

Transportation – 1.4%

C.H. Robinson Worldwide, Inc.	36,711	2,149

Expeditors International of Washington, Inc.	130,987	4,763

Genesee & Wyoming, Inc., Class A *	40,245	2,691

Ryder System, Inc.	85,425	3,337
		12,940

Trucking & Leasing – 0.3%

AMERCO	22,800	2,425

Water – 0.2%

American Water Works Co., Inc.	53,125	1,969
Total Common Stocks
(Cost $736,510)		901,439

INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	30,798,263	30,798
Total Investment Companies
(Cost $30,798)		30,798

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.14%, 11/1/12 (3)	$995	$995
Total Short-Term Investments
(Cost $995)		995

Total Investments – 100.3%
(Cost $768,303)		933,232

Liabilities less Other Assets – (0.3)%		(2,811)
NET ASSETS – 100.0%		$930,421

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $25,021,000 with net purchases of approximately $5,777,000 during the six months ended September 30, 2012.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	96	$9,470	Long	12/12	$(238)

At September 30, 2012, the industry sectors for the Multi-Manager Mid Cap Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	14.9%
Consumer Staples	5.3
Energy	10.3
Financials	20.0
Health Care	9.5
Industrials	13.9
Information Technology	16.9
Materials	4.4
Telecommunication Services	0.3
Utilities	4.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Mid Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$901,439	(1)	$–	$–	$901,439
Investment Companies	30,798		–	–	30,798
Short-Term Investments	–		995	–	995
Total Investments	$932,237		$995	$–	$933,232

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts	$(238)		$–	$–	$(238)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4%

Advertising – 0.5%

Interpublic Group of (The) Cos., Inc.	32,800	$365

MDC Partners, Inc., Class A	159,445	1,967
		2,332

Aerospace/Defense – 2.4%

Alliant Techsystems, Inc.	42,800	2,145

Cubic Corp.	26,672	1,335

Curtiss-Wright Corp.	22,450	734

Embraer S.A. ADR	11,100	295

Kaman Corp.	86,185	3,091

Teledyne Technologies, Inc. *	45,983	2,915
		10,515

Airlines – -0.2%

Copa Holdings S.A., Class A	9,040	735

Apparel – 1.4%

Crocs, Inc. *	49,825	808

Jones Group (The), Inc.	125,100	1,610

Quiksilver, Inc. *	897,500	2,980

Steven Madden Ltd. *	15,470	676
		6,074

Auto Manufacturers – 0.9%

Tesla Motors, Inc. *	55,460	1,624

Wabash National Corp. *	334,492	2,385
		4,009

Auto Parts & Equipment – 1.2%

Cooper Tire & Rubber Co.	74,164	1,422

Meritor, Inc. *	124,500	528

Miller Industries, Inc.	159,592	2,561

Tenneco, Inc. *	36,200	1,014
		5,525

Banks – 4.0%

Associated Banc-Corp.	63,800	840

Bank of the Ozarks, Inc.	33,950	1,170

CapitalSource, Inc.	282,400	2,141

Cass Information Systems, Inc.	29,621	1,243

Community Bank System, Inc.	39,150	1,104

First Horizon National Corp.	208,085	2,004

First Horizon National Corp. – (Fractional Shares) *	63,966	–

First Interstate Bancsystem, Inc.	82,537	1,235

Fulton Financial Corp.	158,275	1,560

Synovus Financial Corp.	355,700	843

TCF Financial Corp.	41,800	499

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banks – 4.0% – continued

Trustmark Corp.	46,350	$1,128

Webster Financial Corp.	57,600	1,365

Westamerica Bancorporation	36,132	1,700

Wintrust Financial Corp.	23,309	876
		17,708

Biotechnology – 1.4%

Amarin Corp. PLC ADR *	131,930	1,662

Ariad Pharmaceuticals, Inc. *	33,290	807

Cubist Pharmaceuticals, Inc. *	15,765	752

Emergent Biosolutions, Inc. *	88,120	1,252

Myriad Genetics, Inc. *	35,640	962

United Therapeutics Corp. *	15,300	855
		6,290

Building Materials – 0.3%

Fortune Brands Home & Security, Inc. *	45,700	1,234

Chemicals – 1.4%

American Vanguard Corp.	32,465	1,130

Cabot Corp.	21,150	773

Innophos Holdings, Inc.	18,518	898

Sensient Technologies Corp.	41,350	1,520

W.R. Grace & Co. *	29,100	1,719
		6,040

Commercial Services – 13.7%

Acacia Research Corp. *	73,680	2,020

American Public Education, Inc. *	83,737	3,050

Avis Budget Group, Inc. *	77,800	1,197

Brink’s (The) Co.	72,684	1,867

CBIZ, Inc. *	252,737	1,521

Chemed Corp.	41,595	2,882

Convergys Corp.	171,300	2,684

CoStar Group, Inc. *	26,260	2,141

DeVry, Inc.	29,300	667

Forrester Research, Inc.	19,045	548

FTI Consulting, Inc. *	15,345	409

Geo Group (The), Inc.	45,100	1,248

Global Cash Access Holdings, Inc. *	148,612	1,196

Global Payments, Inc.	33,200	1,389

Grand Canyon Education, Inc. *	108,057	2,543

Heidrick & Struggles International, Inc.	28,700	366

HMS Holdings Corp. *	28,540	954

Hudson Global, Inc. *	481,655	2,148

KAR Auction Services, Inc. *	135,500	2,675

Korn/Ferry International *	29,600	454

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Commercial Services – 13.7% – continued

Lender Processing Services, Inc.	82,800	$2,309

Manpower, Inc.	17,900	659

MAXIMUS, Inc.	84,675	5,057

Medifast, Inc. *	42,133	1,102

PAREXEL International Corp. *	23,245	715

PHH Corp. *	136,000	2,768

Rent-A-Center, Inc.	83,000	2,912

Ritchie Bros. Auctioneers, Inc.	87,782	1,688

Rollins, Inc.	146,535	3,427

ServiceSource International, Inc. *	77,265	793

United Rentals, Inc. *	49,770	1,628

Valassis Communications, Inc. *	195,000	4,814

VistaPrint N.V. *	26,492	905
		60,736

Computers – 1.6%

3D Systems Corp. *	28,436	934

CIBER, Inc. *	78,400	272

j2 Global, Inc.	93,200	3,059

Lexmark International, Inc., Class A	30,000	667

Maxwell Technologies, Inc. *	62,960	511

Mitek Systems, Inc. *	95,235	308

Stratasys, Inc. *	28,729	1,563
		7,314

Distribution/Wholesale – 1.4%

Beacon Roofing Supply, Inc. *	75,965	2,165

LKQ Corp. *	163,390	3,023

Owens & Minor, Inc.	41,194	1,231
		6,419

Diversified Financial Services – 3.3%

Affiliated Managers Group, Inc. *	7,100	873

Ellington Financial LLC	39,600	904

Encore Capital Group, Inc. *	58,558	1,655

Financial Engines, Inc. *	91,075	2,170

Nationstar Mortgage Holdings, Inc. *	56,430	1,872

Nelnet, Inc., Class A	118,718	2,818

Portfolio Recovery Associates, Inc. *	25,813	2,696

WisdomTree Investments, Inc. *	238,312	1,597
		14,585

Electric – 1.7%

El Paso Electric Co.	25,500	873

GenOn Energy, Inc. *	313,100	792

Great Plains Energy, Inc.	91,700	2,041

Portland General Electric Co.	97,800	2,645

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Electric – 1.7% – continued

UNS Energy Corp.	27,000	$1,130
		7,481

Electrical Components & Equipment – 0.3%

Belden, Inc.	31,231	1,152

Electronics – 1.3%

CTS Corp.	74,197	747

FARO Technologies, Inc. *	27,350	1,130

Gentex Corp.	68,843	1,171

National Instruments Corp.	99,160	2,496

Park Electrochemical Corp.	15,105	375
		5,919

Engineering & Construction – 0.1%

Aegion Corp. *	24,504	470

Entertainment – 1.1%

Lakes Entertainment, Inc. *	53,400	114

Pinnacle Entertainment, Inc. *	43,705	535

Shuffle Master, Inc. *	45,765	724

Six Flags Entertainment Corp.	60,856	3,578
		4,951

Food – 2.0%

Calavo Growers, Inc.	59,000	1,475

Fresh Market (The), Inc. *	31,005	1,860

Overhill Farms, Inc. *	390,452	1,788

Smart Balance, Inc. *	64,890	784

United Natural Foods, Inc. *	51,239	2,995
		8,902

Forest Products & Paper – 0.9%

Buckeye Technologies, Inc.	58,883	1,888

Schweitzer-Mauduit International, Inc.	65,700	2,167
		4,055

Hand/Machine Tools – 0.3%

Franklin Electric Co., Inc.	20,570	1,244

Healthcare – Products – 3.9%

Abaxis, Inc. *	44,505	1,599

ABIOMED, Inc. *	46,185	969

Align Technology, Inc. *	29,195	1,079

Cepheid, Inc. *	75,567	2,608

Insulet Corp. *	36,740	793

Luminex Corp. *	36,507	710

Meridian Bioscience, Inc.	70,106	1,345

OraSure Technologies, Inc. *	114,726	1,276

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Healthcare – Products – 3.9% – continued

Spectranetics Corp. *	28,560	$421

Techne Corp.	26,705	1,921

Teleflex, Inc.	25,500	1,755

West Pharmaceutical Services, Inc.	53,300	2,829
		17,305

Healthcare – Services – 1.7%

Bio-Reference Labs, Inc. *	69,930	1,998

IPC The Hospitalist Co., Inc. *	39,510	1,806

LifePoint Hospitals, Inc. *	30,100	1,288

MEDNAX, Inc. *	30,810	2,294
		7,386

Home Furnishings – 0.1%

Furniture Brands International, Inc. *	155,500	225

Household Products/Wares – 0.8%

Helen of Troy Ltd. *	33,500	1,066

SodaStream International Ltd. *	38,575	1,511

Tumi Holdings, Inc. *	37,113	874
		3,451

Housewares – 0.2%

Toro (The) Co.	26,438	1,052

Insurance – 5.1%

Alterra Capital Holdings Ltd.	94,724	2,268

American Equity Investment Life Holding Co.	130,427	1,517

Argo Group International Holdings Ltd.	36,900	1,195

Aspen Insurance Holdings Ltd.	47,100	1,436

CNO Financial Group, Inc.	323,500	3,122

Employers Holdings, Inc.	51,300	940

Endurance Specialty Holdings Ltd.	74,550	2,870

Global Indemnity PLC *	87,123	1,906

Horace Mann Educators Corp.	134,900	2,443

Kemper Corp.	13,950	428

National Western Life Insurance Co., Class A	1,400	201

Protective Life Corp.	43,950	1,152

StanCorp Financial Group, Inc.	32,396	1,012

Symetra Financial Corp.	167,810	2,064
		22,554

Internet – 4.4%

Boingo Wireless, Inc. *	63,400	503

BroadSoft, Inc. *	53,337	2,188

Cogent Communications Group, Inc.	57,031	1,311

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Internet – 4.4% – continued

Constant Contact, Inc. *	162,816	$2,833

DealerTrack Holdings, Inc. *	71,365	1,987

ExactTarget, Inc. *	41,320	1,001

InterActiveCorp	55,600	2,895

Internap Network Services Corp. *	92,498	652

Pandora Media, Inc. *	86,555	948

Shutterfly, Inc. *	25,705	800

Sourcefire, Inc. *	13,865	680

SPS Commerce, Inc. *	47,383	1,823

ValueClick, Inc. *	113,700	1,954
		19,575

Investment Companies – 0.4%

Hercules Technology Growth Capital, Inc.	148,237	1,632

Iron/Steel – 0.0%

Metals USA Holdings Corp. *	9,785	131

Leisure Time – 0.3%

Life Time Fitness, Inc. *	33,300	1,523

Machinery – Diversified – 0.3%

Manitowoc (The) Co., Inc.	81,900	1,093

Sauer-Danfoss, Inc.	10,700	430
		1,523

Media – 0.3%

Digital Generation, Inc. *	32,000	363

Dolan (The) Co. *	164,636	886
		1,249

Metal Fabrication/Hardware – 0.9%

CIRCOR International, Inc.	45,800	1,729

Dynamic Materials Corp.	60,409	907

Haynes International, Inc.	21,851	1,140
		3,776

Mining – 1.8%

Compass Minerals International, Inc.	24,515	1,829

Globe Specialty Metals, Inc.	115,374	1,756

Hecla Mining Co.	135,200	885

Horsehead Holding Corp. *	214,527	2,004

Noranda Aluminum Holding Corp.	123,400	825

U.S. Antimony Corp. *	355,700	694
		7,993

Miscellaneous Manufacturing – 0.7%

Actuant Corp., Class A	30,100	862

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Miscellaneous Manufacturing – 0.7% – continued

Polypore International, Inc. *	60,060	$2,123
		2,985

Oil & Gas – 3.9%

Berry Petroleum Co., Class A	38,600	1,568

Bonanza Creek Energy, Inc. *	50,200	1,183

Carrizo Oil & Gas, Inc. *	82,040	2,052

Cobalt International Energy, Inc. *	28,200	628

Comstock Resources, Inc. *	155,662	2,861

Goodrich Petroleum Corp. *	204,540	2,586

Oasis Petroleum, Inc. *	25,700	757

PDC Energy, Inc. *	29,115	921

Quicksilver Resources, Inc. *	382,185	1,563

SandRidge Energy, Inc. *	172,491	1,202

Stone Energy Corp. *	70,900	1,781
		17,102

Oil & Gas Services – 0.2%

Tesco Corp. *	103,868	1,109

Packaging & Containers – 0.8%

Silgan Holdings, Inc.	82,582	3,593

Pharmaceuticals – 1.2%

Medicis Pharmaceutical Corp., Class A	55,400	2,397

Neogen Corp. *	47,031	2,008

PharMerica Corp. *	64,400	816
		5,221

Real Estate Investment Trusts – 4.0%

Brandywine Realty Trust	115,030	1,402

CapLease, Inc.	63,400	328

CubeSmart	110,400	1,421

CYS Investments, Inc.	188,790	2,660

DuPont Fabros Technology, Inc.	43,250	1,092

Entertainment Properties Trust	32,300	1,435

Government Properties Income Trust	41,518	972

Granite Real Estate, Inc.	36,800	1,321

Hatteras Financial Corp.	76,050	2,144

LTC Properties, Inc.	36,300	1,156

Medical Properties Trust, Inc.	216,600	2,263

Starwood Property Trust, Inc.	68,200	1,587
		17,781

Retail – 4.8%

BJ’s Restaurants, Inc. *	8,990	408

Bob Evans Farms, Inc.	42,278	1,654

Casey’s General Stores, Inc.	27,750	1,586

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Retail – 4.8% – continued

Cash America International, Inc.	88,552	$3,415

CEC Entertainment, Inc.	40,150	1,209

Cheesecake Factory (The), Inc.	58,650	2,097

DineEquity, Inc. *	29,600	1,658

Finish Line (The), Inc., Class A	75,013	1,706

Francesca’s Holdings Corp. *	20,925	643

HSN, Inc.	18,700	917

Regis Corp.	67,895	1,248

Rush Enterprises, Inc., Class A *	38,300	738

Stage Stores, Inc.	51,974	1,094

Steinway Musical Instruments, Inc. *	38,260	932

World Fuel Services Corp.	60,200	2,144
		21,449

Savings & Loans – 0.9%

First Financial Holdings, Inc.	45,400	590

First Niagara Financial Group, Inc.	48,400	392

HomeStreet, Inc. *	31,300	1,191

Northwest Bancshares, Inc.	110,100	1,346

Washington Federal, Inc.	27,200	454
		3,973

Semiconductors – 2.9%

Cabot Microelectronics Corp.	34,920	1,227

Cavium, Inc. *	74,560	2,485

Cypress Semiconductor Corp.	63,932	685

Inphi Corp. *	160,355	1,710

Intersil Corp., Class A	146,398	1,281

ON Semiconductor Corp. *	248,300	1,532

Power Integrations, Inc.	40,845	1,243

Semtech Corp. *	90,550	2,277

TriQuint Semiconductor, Inc. *	102,900	520
		12,960

Shipbuilding – 0.6%

Huntington Ingalls Industries, Inc. *	62,300	2,620

Software – 5.4%

ACI Worldwide, Inc. *	44,400	1,876

athenahealth, Inc. *	21,516	1,974

Blackbaud, Inc.	45,424	1,086

Broadridge Financial Solutions, Inc.	54,000	1,260

CommVault Systems, Inc. *	7,245	425

Concur Technologies, Inc. *	27,052	1,995

Digi International, Inc. *	114,830	1,166

Ebix, Inc.	103,709	2,449

Greenway Medical Technologies *	43,361	741

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Software – 5.4% – continued

InnerWorkings, Inc. *	134,605	$1,753

Medidata Solutions, Inc. *	11,945	496

Pegasystems, Inc.	32,495	944

QLIK Technologies, Inc. *	27,800	623

SciQuest, Inc. *	73,145	1,331

Ultimate Software Group, Inc. *	43,870	4,479

Verint Systems, Inc. *	43,321	1,189
		23,787

Storage/Warehousing – 0.5%

Mobile Mini, Inc. *	131,710	2,201

Telecommunications – 4.2%

Acme Packet, Inc. *	111,835	1,912

Arris Group, Inc. *	222,000	2,839

Comverse Technology, Inc. *	462,300	2,843

InterDigital, Inc.	58,200	2,170

IPG Photonics Corp. *	39,075	2,239

Loral Space & Communications, Inc.	41,300	2,936

Plantronics, Inc.	70,300	2,484

Sycamore Networks, Inc. *	29,487	454

Symmetricom, Inc. *	78,400	547
		18,424

Transportation – 3.2%

Atlas Air Worldwide Holdings, Inc. *	54,000	2,788

Bristow Group, Inc.	34,750	1,757

Celadon Group, Inc.	42,283	680

Con-way, Inc.	134,100	3,670

Echo Global Logistics, Inc. *	63,696	1,092

Forward Air Corp.	28,340	862

Scorpio Tankers, Inc. *	214,881	1,289

Tidewater, Inc.	41,158	1,997
		14,135

Trucking & Leasing – 0.5%

GATX Corp.	24,160	1,025

Greenbrier Cos., Inc. *	66,240	1,069
		2,094
Total Common Stocks
(Cost $369,911)		422,499

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)(2)	14,341,802	$14,342
Total Investment Companies
(Cost $14,342)		14,342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.14%, 11/1/12 (3)	$1,765	$1,765
Total Short-Term Investments
(Cost $1,765)		1,765

Total Investments – 99.0%
(Cost $386,018)		438,606

Other Assets less Liabilities – 1.0%		4,514
NET ASSETS – 100.0%		$443,120

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,078,000 with net sales of approximately $6,736,000 during the six months ended September 30, 2012.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini	48	$4,005	Long	12/12	$– *

* Amount rounds to less than one thousand.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

At September 30, 2012, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	2.7
Energy	6.0
Financials	18.7
Health Care	10.7
Industrials	18.0
Information Technology	22.9
Materials	5.4
Telecommunication Services	0.4
Utilities	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager Small Cap Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$422,499	(1)	$–	$–	$422,499
Investment Companies	14,342		–	–	14,342
Short-Term Investments	–		1,765	–	1,765
Total Investments	$436,841		$1,765	$–	$438,606

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$–	*	$–	$–	$–	*

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2%

Commercial Mortgage-Backed Securities – 0.5%

COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.25%, 8/15/48	$500	$506

GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.98%, 8/10/45	2,730	2,543

Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.76%, 4/12/49	1,050	1,021
		4,070

Home Equity – 0.1%

Option One Mortgage Loan Trust, Series 2007-1, Class 2A2, 0.32%, 1/25/37	666	455

Other – 0.3%

Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.67%, 1/25/36	300	239

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.10%, 5/25/35	225	188

DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.11%, 3/15/16 (1)	500	506

First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.37%, 7/25/36	451	388

Fremont Home Loan Trust, Series 2006-D, Series 2A3, 0.37%, 11/25/36	1,310	540

Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.31%, 7/20/28 (1)(2)	678	678
		2,539

Whole Loan – 1.3%

Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.48%, 1/25/36	154	116

American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.16%, 9/25/45	458	406

American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.51%, 11/25/45	255	188

American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.36%, 3/25/46	305	228

	PRINCIPAL AMOUNT (000s)	VALUE (000S)
ASSET-BACKED SECURITIES – 2.2% – continued

Whole Loan – 1.3% – continued

Banc of America Mortgage Trust, Series 2005-A, Class 2A1, 3.00%, 2/25/35	$106	$101

Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.00%, 7/25/36	207	157

Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.43%, 5/25/35	659	420

Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.25%, 7/25/36	598	406

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.84%, 4/25/35	935	528

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.56%, 3/25/35	542	335

GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.42%, 6/19/35	657	655

GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.59%, 7/19/35	713	649

GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.13%, 7/25/35	271	248

JP Morgan Alternative Loan Trust, Sereis 2006-A1, Class 5A1, 5.17%, 3/25/36	224	174

Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.72%, 1/25/36	250	165

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 2/25/36	366	358

Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 9/25/37	543	448

Lehman XS Trust, Series 2007-10H, Class 1A11, 0.34%, 7/25/37	299	162

MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.88%, 3/25/35	578	434

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.2% – continued

Whole Loan – 1.3% – continued

MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1, 0.38%, 1/25/47	$913	$584

MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	585	534

Merrill Lynch Alternative Note Asset, Series 2007-F1, Class 2A7, 6.00%, 3/25/37	822	543

New York Mortgage Trust, Series 2006-1, Class 2A2, 2.95%, 5/25/36	284	235

RALI Trust, Series 2006-QS6, Class 1A16, 6.00%, 6/25/36	791	579

Residential Asset Securitization Trust, Series 2006-A2, Class A11, 6.00%, 1/25/46	631	428

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.53%, 7/25/35	585	410

WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.62%, 9/25/46	573	492

WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.91%, 4/25/47	262	215

Washington Mutual Alternative Mortgage Pass-Through Certificates, Sereis 2006-AR6, Class 2A, 1.11%, 8/25/46	896	471

Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.46%, 1/25/47	880	463
		11,132
Total Asset-Backed Securities
(Cost $17,231)		18,196

CONVERTIBLE BONDS – 5.4%

Airlines – 0.1%

AirTran Holdings, Inc., 5.25%, 11/1/16	83	105

United Continental Holdings, Inc., 4.50%, 6/30/21	685	652
		757

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 5.4% – continued

Apparel – 0.2%

Iconix Brand Group, Inc., 2.50%, 6/1/16 (1)(2)	$1,395	$1,391

Auto Manufacturers – 0.4% Ford Motor Co., 4.25%, 11/15/16	2,465	3,392

Auto Parts & Equipment – 0.3% Meritor, Inc., 4.00%, 2/15/27	2,665	1,966

TRW Automotive, Inc., 3.50%, 12/1/15	107	176
		2,142

Biotechnology – 0.4%

Dendreon Corp., 2.88%, 1/15/16	25	16

Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	2,450	3,161
		3,177

Building Materials – 0.0%

Cemex S.A.B. de C.V., 3.75%, 3/15/18	89	88

Coal – 0.2%

Peabody Energy Corp., 4.75%, 12/15/41	1,770	1,493

Computers – 0.0%

SanDisk Corp., 1.50%, 8/15/17	220	250

Diversified Financial Services – 0.3%

Jefferies Group, Inc., 3.88%, 11/1/29	2,285	2,211

Food – 0.0%

Smithfield Foods, Inc., 4.00%, 6/30/13	32	34

Tyson Foods, Inc., 3.25%, 10/15/13	90	100
		134

Home Builders – 0.5%

Lennar Corp., 2.00%, 12/1/20 (1)(2)	105	142
2.75%, 12/15/20 (1)(2)	70	118
3.25%, 11/15/21 (1)(2)	1,165	1,921

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 5.4% – continued

Home Builders – 0.5% – continued

Ryland Group (The), Inc., 1.63%, 5/15/18	$495	$596

Standard Pacific Corp., 1.25%, 8/1/32	1,040	1,162
		3,939

Household Products/Wares – 0.0%

Jarden Corp., 1.88%, 9/15/18 (1)(2)	14	14

Internet – 0.0%

Symantec Corp., 1.00%, 6/15/13	73	80

WebMD Health Corp., 2.50%, 1/31/18	71	58
		138

Iron/Steel – 0.0%

Steel Dynamics, Inc., 5.13%, 6/15/14	320	335

Lodging – 0.0%

Home Inns & Hotels Management, Inc., 2.00%, 12/15/15	37	32

Machinery – Diversified – 0.0%

Altra Holdings, Inc., 2.75%, 3/1/31	94	93

Metal Fabrication/Hardware – 0.0%

RTI International Metals, Inc., 3.00%, 12/1/15	66	69

Miscellaneous Manufacturing – 0.4%

Trinity Industries, Inc., 3.88%, 6/1/36	3,210	3,286

Oil & Gas – 0.5%
Chesapeake Energy Corp., 2.75%, 11/15/35	3,905	3,710
2.50%, 5/15/37	630	566
Stone Energy Corp., 1.75%, 3/1/17 (1)(2)	32	30
		4,306

Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc., 1.50%, 9/1/19 (1)(2)	3	3
1.63%, 11/15/26	10	11

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 5.4% – continued

Oil & Gas Services – 0.0% – continued

Newpark Resources, Inc., 4.00%, 10/1/17	$69	$72
Subsea 7 S.A., 2.25%, 10/11/13	200	231
		317

Semiconductors – 1.2%

Intel Corp., 2.95%, 12/15/35	4,310	4,709

Micron Technology, Inc., 1.50%, 8/1/31	24	21
1.88%, 8/1/31	2,700	2,378
2.38%, 5/1/32 (1)	2,605	2,436

ON Semiconductor Corp., 2.63%, 12/15/26	33	33
		9,577

Software – 0.0%

Callidus Software, Inc., 4.75%, 6/1/16	59	58

Telecommunications – 0.9%
Alcatel-Lucent, 5.00%, 1/1/15 (3)	1,500	52
Alcatel-Lucent USA, Inc., 2.88%, 6/15/23	310	231
2.88%, 6/15/25	1,000	980
Ciena Corp., 4.00%, 3/15/15 (1)(2)	337	361
0.88%, 6/15/17	5,285	4,499
3.75%, 10/15/18 (1)	240	251
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 (1)(2)	320	233
Comtech Telecommunications Corp., 3.00%, 5/1/29	5	5
Level 3 Communications, Inc., 7.00%, 3/15/15	485	589
Portugal Telecom International Finance B.V.,
4.13%, 8/28/14 (3)	150	192
		7,393

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 5.4% – continued

Trucking & Leasing – 0.0%

Greenbrier Cos., Inc., 3.50%, 4/1/18	$100	$90
Total Convertible Bonds
(Cost $41,585)		44,682

CORPORATE BONDS – 67.9%

Advertising – 0.5%

Lamar Media Corp., 5.88%, 2/1/22	875	932

Visant Corp., 10.00%, 10/1/17	3,605	3,569
		4,501

Aerospace/Defense – 0.4%

Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (1)(2)	1,300	1,151
6.25%, 1/15/40 (1)	1,400	1,147

TransDigm, Inc., 7.75%, 12/15/18	850	939
		3,237

Airlines – 0.9%

Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 3/15/17	15	16

Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.80%, 8/2/18	802	851

Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.57%, 3/15/20	108	116

Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/20	231	264

Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.70%, 6/15/21	145	158

Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.90%, 4/19/22	110	115

Continental Airlines, Inc., 6.75%, 9/15/15 (1)	555	582

Delta Air Lines, Inc., 9.50%, 9/15/14 (1)	1,026	1,077

UAL Pass Through Trust, Series 2009-1, 10.40%, 11/1/16	226	260

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Airlines - 0.9% – continued

UAL Pass Through Trust, Series 2009-2A, 9.75%, 1/15/17	$450	$516

United Air Lines, Inc., 9.88%, 8/1/13 (1)(2)	777	794

US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/19	880	906

US Airways Pass Through Trust, Series 2012-1, Class C, 9.13%, 10/1/15	1,550	1,573
		7,228

Apparel – 0.7%

Jones Group (The), Inc., 6.13%, 11/15/34	3,485	2,858

Jones Group, Inc./Apparel Group Hold/Apparel Group USA/Footwear Acc Retail, 6.88%, 3/15/19	590	609

Levi Strauss & Co., 7.63%, 5/15/20	450	486
6.88%, 5/1/22	500	521

Quiksilver, Inc., 6.88%, 4/15/15	1,100	1,095
		5,569

Auto Manufacturers – 0.2%

Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	450	477
8.25%, 6/15/21	475	506

Ford Motor Co., 9.98%, 2/15/47	255	349
		1,332

Auto Parts & Equipment – 0.2%

Allison Transmission, Inc., 7.13%, 5/15/19 (1)(2)	350	375

Goodyear Tire & Rubber (The) Co., 7.00%, 5/15/22	645	684
7.00%, 3/15/28	80	80

Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	253	282

UCI International, Inc., 8.63%, 2/15/19	575	572
		1,993

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Banks – 2.7%

Ally Financial, Inc., 4.63%, 6/26/15	$1,315	$1,349
5.50%, 2/15/17	295	308
6.25%, 12/1/17	1,585	1,714
8.00%, 12/31/18	120	135
8.00%, 3/15/20	1,540	1,802
7.50%, 9/15/20	1,295	1,486
8.00%, 11/1/31	3,346	3,901

CIT Group, Inc., 5.00%, 5/15/17	1,120	1,196
4.25%, 8/15/17	750	778
5.25%, 3/15/18	1,005	1,078
6.63%, 4/1/18 (1)	2,055	2,332
5.50%, 2/15/19 (1)	3,005	3,253
5.00%, 8/15/22	625	650

Morgan Stanley, 8.00%, 5/9/17 (4)	1,300	1,460

Provident Funding Associates L.P./PFG Finance Corp., 10.25%, 4/15/17 (1)(2)	315	339
10.13%, 2/15/19 (1)(2)	625	644
		22,425

Beverages – 0.1%

Cott Beverages, Inc., 8.38%, 11/15/17	700	767

Building Materials – 1.4%

Griffon Corp., 7.13%, 4/1/18	1,590	1,684

Louisiana-Pacific Corp., 7.50%, 6/1/20	1,030	1,147

Masco Corp., 6.13%, 10/3/16	340	374
6.50%, 8/15/32	200	207

Ply Gem Industries, Inc., 8.25%, 2/15/18	1,485	1,550

USG Corp., 6.30%, 11/15/16	3,117	3,148
9.75%, 1/15/18	1,905	2,058
8.38%, 10/15/18 (1)(2)	910	987
7.88%, 3/30/20 (1)	445	481
		11,636

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Chemicals – 1.8%

Braskem America Finance Co., 7.13%, 7/22/41 (1)(2)	$400	$424

Hercules, Inc., 6.50%, 6/30/29	1,925	1,737

Hexion U.S. Finance Corp., 6.63%, 4/15/20	945	961

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18	535	550
9.00%, 11/15/20	30	27

Huntsman International LLC, 8.63%, 3/15/20	315	356
8.63%, 3/15/21	1,020	1,168

MacDermid, Inc., 9.50%, 4/15/17 (1)(2)	1,100	1,148

Momentive Performance Materials, Inc., 11.50%, 12/1/16	300	169
10.00%, 10/15/20 (1)	1,370	1,380
9.00%, 1/15/21	4,130	2,994

Reichhold Industries, Inc., 9.00%, 5/8/17 (1)	955	745

Tronox Finance LLC, 6.38%, 8/15/20 (1)	2,765	2,793
		14,452

Coal – 1.0%

Arch Coal, Inc., 7.25%, 10/1/20	470	395
7.25%, 6/15/21	4,980	4,158

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19	670	737

CONSOL Energy, Inc., 8.25%, 4/1/20	900	943

Peabody Energy Corp., 6.00%, 11/15/18 (1)	535	535
6.25%, 11/15/21 (1)(2)	1,440	1,433
		8,201

Commercial Services – 3.7%

American Residential Services LLC, 12.00%, 4/15/15 (1)(2)	725	714

Brickman Group Holdings, Inc., 9.13%, 11/1/18 (1)(2)	700	717

Ceridian Corp., 11.25%, 11/15/15	1,775	1,748

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Commercial Services – 3.7% – continued
12.25%, 11/15/15	$1,235	$1,229
8.88%, 7/15/19 (1)(2)	1,410	1,523

Emergency Medical Services Corp., 8.13%, 6/1/19 (1)	3,675	3,895

Interactive Data Corp., 10.25%, 8/1/18	900	1,013

Iron Mountain, Inc., 7.75%, 10/1/19	505	568
5.75%, 8/15/24	920	922

Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19 (1)	810	909

Knowledge Universe Education LLC, 7.75%, 2/1/15 (1)	510	439

Prospect Medical Holdings, Inc., 8.38%, 5/1/19 (1)(2)	645	684

R.R. Donnelley & Sons Co., 8.60%, 8/15/16	455	494
7.25%, 5/15/18	6,135	6,089
8.25%, 3/15/19	2,710	2,751
7.63%, 6/15/20	1,250	1,241

ServiceMaster Co., 8.00%, 2/15/20	553	586
7.00%, 8/15/20 (1)(2)	775	794
7.45%, 8/15/27	1,710	1,424

TransUnion Holding Co., Inc., 9.63%, 6/15/18 (1)(2)	290	316

TransUnion LLC/TransUnion Financing Corp., 11.38%, 6/15/18	725	854

UR Merger Sub Corp., 10.88%, 6/15/16	455	506
5.75%, 7/15/18 (1)	160	169
8.25%, 2/1/21	305	335
7.63%, 4/15/22 (1)	360	394
		30,314

Computers – 0.4%

iGATE Corp., 9.00%, 5/1/16	880	966

NCR Corp., 5.00%, 7/15/22 (1)(2)	650	657

SunGard Data Systems, Inc., 7.38%, 11/15/18	985	1,056

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Computers – 0.4% – continued
7.63%, 11/15/20	$260	$282
		2,961

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc., 7.38%, 3/15/21	680	762

Distribution/Wholesale – 0.0%

Baker & Taylor, Inc., 11.50%, 7/1/13 (1)(2)	400	400

Diversified Financial Services - 4.3%

Air Lease Corp., 4.50%, 1/15/16 (1)	2,960	2,960

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.38%, 2/15/18 (1)	735	764

Ford Holdings LLC, 9.30%, 3/1/30	545	741

Ford Motor Credit Co. LLC, 5.88%, 8/2/21	465	526

General Motors Financial Co., Inc., 4.75%, 8/15/17 (1)	1,375	1,410

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	1,515	1,579
8.00%, 1/15/18 (1)	1,850	1,984
8.00%, 1/15/18	1,100	1,180

International Lease Finance Corp., 5.65%, 6/1/14	480	503
8.63%, 9/15/15	640	729
8.75%, 3/15/17	2,105	2,463
8.88%, 9/1/17	3,100	3,658
5.88%, 4/1/19	600	636
6.25%, 5/15/19	885	951
8.25%, 12/15/20	1,422	1,692

Jefferies Group, Inc., 5.13%, 4/13/18	520	528
6.88%, 4/15/21	75	81
6.45%, 6/8/27	1,075	1,102
6.25%, 1/15/36	1,295	1,282

Residential Capital LLC, 9.63%, 5/15/15 (5)	3,590	3,595

SLM Corp., 5.00%, 6/15/18	45	45

Springleaf Finance Corp., 3.25%, 1/16/13 (3)	550	702

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Diversified Financial Services – 4.3% – continued
5.85%, 6/1/13	$1,425	$1,418
5.40%, 12/1/15	450	404
5.75%, 9/15/16	715	617
6.50%, 9/15/17	300	254
6.90%, 12/15/17	4,300	3,655
		35,459

Electric – 2.5%

AES (The) Corp., 8.00%, 10/15/17	875	1,011
7.38%, 7/1/21	725	826

Calpine Corp., 7.25%, 10/15/17 (1)(2)	355	379
7.88%, 7/31/20 (1)(2)	375	410
7.50%, 2/15/21 (1)(2)	475	513
7.88%, 1/15/23 (1)(2)	948	1,047

CMS Energy Corp., 6.55%, 7/17/17	530	619

Dynegy Holdings LLC, 7.75%, 6/1/19 (5)	1,810	1,023

Edison Mission Energy, 7.75%, 6/15/16	641	333
7.00%, 5/15/17	800	414
7.20%, 5/15/19	2,060	1,061
7.63%, 5/15/27	1,450	743

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75%, 3/1/22 (1)	1,635	1,737

GenOn Energy, Inc., 9.50%, 10/15/18	1,195	1,356

Ipalco Enterprises, Inc., 7.25%, 4/1/16 (1)	975	1,085
5.00%, 5/1/18	265	278

NRG Energy, Inc., 7.63%, 1/15/18	1,050	1,137
8.50%, 6/15/19	1,500	1,620
8.25%, 9/1/20	1,655	1,804
7.88%, 5/15/21	2,305	2,507

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20 (1)(2)	1,095	857
		20,760

Entertainment – 1.6%

AMC Entertainment, Inc., 8.75%, 6/1/19	650	717

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Entertainment – 1.6% – continued
9.75%, 12/1/20	$1,175	$1,323

American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.00%, 6/15/14	560	582

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 8/1/18	640	727

Cinemark USA, Inc., 8.63%, 6/15/19	600	666
7.38%, 6/15/21	835	929

Graton Economic Development Authority, 9.63%, 9/1/19 (1)	905	941

Isle of Capri Casinos, Inc., 7.75%, 3/15/19	650	699
8.88%, 6/15/20 (1)	620	654

Pinnacle Entertainment, Inc., 8.75%, 5/15/20	1,000	1,104
7.75%, 4/1/22	462	504

Regal Entertainment Group, 9.13%, 8/15/18	1,350	1,508

Seminole Indian Tribe of Florida, 7.75%, 10/1/17 (1)(2)	575	631

WMG Acquisition Corp., 9.50%, 6/15/16	1,860	2,030
9.50%, 6/15/16	55	60
		13,075

Environmental Control – 0.2%

ADS Waste Holdings, Inc., 8.25%, 10/1/20 (1)(6)	540	551
Clean Harbors, Inc., 5.25%, 8/1/20 (1)	775	798
		1,349

Food – 0.8%

Dean Foods Co., 9.75%, 12/15/18	1,585	1,807

Del Monte Corp., 7.63%, 2/15/19	1,865	1,919

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17 (1)	500	542

Post Holdings, Inc., 7.38%, 2/15/22 (1)(2)	1,535	1,631

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Food – 0.8% – continued

Smithfield Foods, Inc., 6.63%, 8/15/22	$1,045	$1,084
		6,983

Forest Products & Paper – 0.3%

Mercer International, Inc., 9.50%, 12/1/17	745	797

NewPage Corp., 11.38%, 12/31/14 (5)	570	359

Westvaco Corp., 8.20%, 1/15/30	400	533

Xerium Technologies, Inc., 8.88%, 6/15/18	755	669
		2,358

Gas – 0.1%

Sabine Pass LNG L.P., 7.50%, 11/30/16	740	799

Healthcare – Products – 1.0%

Biomet, Inc., 11.63%, 10/15/17	745	794
6.50%, 8/1/20 (1)(6)	2,010	2,083

DJO Finance LLC/DJO Finance Corp., 9.88%, 4/15/18 (1)(6)	1,735	1,713

Hologic, Inc., 6.25%, 8/1/20 (1)	1,055	1,118

Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18 (1)	780	825
12.50%, 11/1/19 (1)(2)	530	498

Universal Hospital Services, Inc., 7.63%, 8/15/20 (1)	910	949
		7,980

Healthcare – Services – 3.8%

American Renal Holdings Co., Inc., 8.38%, 5/15/18	850	897

Community Health Systems, Inc., 5.13%, 8/15/18	1,625	1,686
8.00%, 11/15/19	2,795	3,067

DaVita, Inc., 5.75%, 8/15/22	410	426

Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (1)	595	634
5.88%, 1/31/22 (1)(2)	1,030	1,102

Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (1)	835	941

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Healthcare – Services – 3.8% – continued

HCA Holdings, Inc., 7.75%, 5/15/21	$1,115	$1,215

HCA, Inc., 7.19%, 11/15/15	1,015	1,111
8.50%, 4/15/19	530	598
6.50%, 2/15/20	147	164
7.88%, 2/15/20	600	674
7.50%, 2/15/22	1,365	1,546
5.88%, 3/15/22	545	591
7.50%, 12/15/23	260	263
8.36%, 4/15/24	680	712
7.69%, 6/15/25	1,310	1,330
7.58%, 9/15/25	225	226
7.05%, 12/1/27	65	61
7.50%, 11/6/33	3,465	3,396
7.75%, 7/15/36	420	417

Health Management Associates, Inc., 7.38%, 1/15/20 (1)(2)	865	939

HealthSouth Corp., 8.13%, 2/15/20	650	721

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	1,230	1,175

Radiation Therapy Services, Inc., 9.88%, 4/15/17	1,050	764

Surgical Care Affiliates, Inc., 10.00%, 7/15/17 (1)(2)	900	927

Tenet Healthcare Corp., 9.25%, 2/1/15	280	315
8.88%, 7/1/19	1,480	1,672
6.88%, 11/15/31	1,725	1,544

United Surgical Partners International, Inc., 9.00%, 4/1/20 (1)(2)	1,915	2,078

Universal Health Services, Inc., 7.13%, 6/30/16	505	574
		31,766

Holding Companies – Diversified – 0.1%

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.38%, 10/1/17 (1)	975	994

Home Builders – 1.7%

Beazer Homes USA, Inc., 9.13%, 6/15/18	2,020	2,040
9.13%, 5/15/19	875	879

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Home Builders – 1.7% – continued

D.R. Horton, Inc., 4.38%, 9/15/22	$480	$477

K Hovnanian Enterprises, Inc., 10.63%, 10/15/16	680	737

KB Home, 7.25%, 6/15/18	2,970	3,200
8.00%, 3/15/20	945	1,047
7.50%, 9/15/22	595	644

Lennar Corp., 4.75%, 12/15/17 (1)	1,080	1,115

PulteGroup, Inc., 7.88%, 6/15/32	2,545	2,647
6.38%, 5/15/33	390	363
6.00%, 2/15/35	290	263

Shea Homes L.P./Shea Homes Funding Corp., 8.63%, 5/15/19	225	251

Standard Pacific Corp., 8.38%, 1/15/21	370	422
		14,085

Home Furnishings – 0.1%

Norcraft Cos. L.P./Norcraft Finance Corp., 10.50%, 12/15/15	925	930

Household Products/Wares – 1.3%

Armored Autogroup, Inc., 9.25%, 11/1/18	450	403

Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (1)(2)	700	730

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, 4/15/19	300	306
7.88%, 8/15/19	1,980	2,138
9.88%, 8/15/19	2,370	2,521
5.75%, 10/15/20 (1)	1,485	1,485
6.88%, 2/15/21	670	707
8.25%, 2/15/21	2,630	2,610
		10,900

Housewares – 0.0%

American Standard Americas, 10.75%, 1/15/16 (1)(2)	385	364

Insurance – 0.3%

American International Group, Inc., 6.25%, 3/15/37	200	202

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Insurance – 0.3% – continued
8.18%, 5/15/58	$1,240	$1,517

Genworth Financial, Inc., 7.63%, 9/24/21	1,015	1,036
		2,755

Internet – 0.1%

GXS Worldwide, Inc., 9.75%, 6/15/15	930	958

Iron/Steel – 0.6%

Steel Dynamics, Inc., 6.13%, 8/15/19 (1)(2)	135	140

United States Steel Corp., 7.38%, 4/1/20	2,260	2,249
6.65%, 6/1/37	3,274	2,750
		5,139

Lodging – 2.2%

Boyd Gaming Corp., 7.13%, 2/1/16	260	257
9.13%, 12/1/18	1,315	1,381

Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	205	152

Choice Hotels International, Inc., 5.75%, 7/1/22	540	589

CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, 1/15/16 (1)	670	713
7.63%, 1/15/16	365	390
10.75%, 1/15/17	362	386

MGM Resorts International, 6.63%, 7/15/15	415	444
6.88%, 4/1/16	790	825
7.50%, 6/1/16	3,705	3,964
7.63%, 1/15/17	2,460	2,608
8.63%, 2/1/19 (1)(2)	510	556
9.00%, 3/15/20	275	307
6.75%, 10/1/20 (1)	955	955
7.75%, 3/15/22	3,455	3,610

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	841	936
		18,073

Machinery – Construction & Mining – 0.1%

Terex Corp., 8.00%, 11/15/17	530	549

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Machinery – Construction & Mining – 0.1% – continued
6.50%, 4/1/20	$430	$447
		996

Machinery – Diversified – 0.4%

Case New Holland, Inc., 7.88%, 12/1/17	1,400	1,642

Manitowoc (The) Co., Inc., 9.50%, 2/15/18	650	728
8.50%, 11/1/20	465	520
		2,890

Media – 5.6%

Allbritton Communications Co., 8.00%, 5/15/18	1,065	1,158

AMC Networks, Inc., 7.75%, 7/15/21	790	893

Baker & Taylor Acquisitions Corp., 15.00%, 4/1/17 (1)(2)	400	308

Cablevision Systems Corp., 7.75%, 4/15/18	825	914

CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	1,320	1,439
7.00%, 1/15/19	675	731
8.13%, 4/30/20	250	282
6.63%, 1/31/22	1,055	1,152

Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (1)	480	514

Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17 (1)(2)	1,795	1,916

Clear Channel Communications, Inc., 5.50%, 9/15/14	6,020	5,418
10.75%, 8/1/16	730	511

Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	335	361
7.63%, 3/15/20	2,395	2,335

CSC Holdings LLC, 7.63%, 7/15/18	565	651
8.63%, 2/15/19	850	1,007
6.75%, 11/15/21 (1)	1,255	1,384

Cumulus Media Holdings, Inc., 7.75%, 5/1/19	815	793

DISH DBS Corp., 7.75%, 5/31/15	245	276

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Media – 5.6% – continued
7.13%, 2/1/16	$280	$309
4.63%, 7/15/17 (1)(2)	2,190	2,239
6.75%, 6/1/21	3,250	3,542
5.88%, 7/15/22 (1)(2)	3,150	3,229

Entravision Communications Corp., 8.75%, 8/1/17	1,298	1,402

Fox Acquisition Sub LLC, 13.38%, 7/15/16 (1)(2)	780	837

Gannett Co., Inc., 9.38%, 11/15/17	210	237
7.13%, 9/1/18	1,610	1,771

Local TV Finance LLC, 9.25%, 6/15/15 (1)(2)	435	444

McClatchy (The) Co., 11.50%, 2/15/17	1,400	1,505

Mediacom LLC/Mediacom Capital Corp., 9.13%, 8/15/19	175	193
7.25%, 2/15/22	875	938

Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20 (1)(6)	325	323

Radio One, Inc., 12.50%, 5/24/16	707	610

Sinclair Television Group, Inc., 8.38%, 10/15/18	1,145	1,262

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19 (1)(2)	440	450

Univision Communications, Inc., 6.88%, 5/15/19 (1)	1,125	1,159
7.88%, 11/1/20 (1)(2)	1,475	1,578
8.50%, 5/15/21 (1)(2)	1,133	1,150

XM Satellite Radio, Inc., 7.63%, 11/1/18 (1)	1,235	1,365
		46,586

Metal Fabrication/Hardware – 0.2%

Atkore International, Inc., 9.88%, 1/1/18	1,615	1,571

Miscellaneous Manufacturing – 0.3%

JM Huber Corp., 9.88%, 11/1/19 (1)(2)	935	1,050

Park-Ohio Industries, Inc., 8.13%, 4/1/21	375	388

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Miscellaneous Manufacturing – 0.3% – continued

RBS Global, Inc./Rexnord LLC, 8.50%, 5/1/18	$1,150	$1,268
		2,706

Oil & Gas – 6.2%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.38%, 5/1/19	965	1,037
9.38%, 5/1/19	535	575
9.63%, 8/1/20 (1)(2)	440	474

Chesapeake Energy Corp., 9.50%, 2/15/15	235	259
6.50%, 8/15/17	1,015	1,058
6.88%, 8/15/18	75	78
6.78%, 3/15/19	1,125	1,128
6.63%, 8/15/20	745	768
6.88%, 11/15/20	700	738
6.13%, 2/15/21	1,635	1,647

Cimarex Energy Co., 5.88%, 5/1/22	820	865

Concho Resources, Inc., 7.00%, 1/15/21	1,050	1,176

Continental Resources, Inc., 5.00%, 9/15/22 (1)	855	893

EP Energy LLC/EP Energy Finance, Inc., 6.88%, 5/1/19 (1)(2)	745	797
9.38%, 5/1/20 (1)	4,803	5,235

EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22 (1)	190	194

EXCO Resources, Inc., 7.50%, 9/15/18	1,795	1,678

Forest Oil Corp., 7.25%, 6/15/19	1,260	1,251
7.50%, 9/15/20 (1)	985	978

Halcon Resources Corp., 9.75%, 7/15/20 (1)	1,160	1,186

Hercules Offshore, Inc., 10.50%, 10/15/17 (1)(2)	1,319	1,390
10.25%, 4/1/19 (1)	720	747

Laredo Petroleum, Inc., 7.38%, 5/1/22	480	518

Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (1)	1,825	1,816

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Oil & Gas – 6.2% – continued
8.63%, 4/15/20	$700	$767
7.75%, 2/1/21	2,385	2,522

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/1/20 (1)(2)(6)	430	448

Newfield Exploration Co., 5.75%, 1/30/22	820	916
5.63%, 7/1/24	390	433

Oasis Petroleum, Inc., 7.25%, 2/1/19	1,300	1,394

Parker Drilling Co., 9.13%, 4/1/18	1,625	1,751

Plains Exploration & Production Co., 7.63%, 6/1/18	365	389
6.13%, 6/15/19	640	645
8.63%, 10/15/19	385	429
7.63%, 4/1/20	625	667
6.63%, 5/1/21	970	985
6.75%, 2/1/22	1,595	1,619

QEP Resources, Inc., 5.38%, 10/1/22	965	999

Range Resources Corp., 8.00%, 5/15/19	90	100
5.75%, 6/1/21	265	285
5.00%, 8/15/22	1,410	1,488

SandRidge Energy, Inc., 8.00%, 6/1/18 (1)(2)	3,035	3,187
7.50%, 3/15/21	1,100	1,133
8.13%, 10/15/22 (1)	225	240
7.50%, 2/15/23 (1)	1,595	1,643

Venoco, Inc., 8.88%, 2/15/19	725	631

WPX Energy, Inc., 5.25%, 1/15/17	386	417
6.00%, 1/15/22	1,215	1,306
		50,880

Oil & Gas Services – 0.6%

Basic Energy Services, Inc., 7.13%, 4/15/16	625	631
7.75%, 2/15/19	385	395

Global Geophysical Services, Inc., 10.50%, 5/1/17	760	726

Hornbeck Offshore Services,Inc., 8.00%, 9/1/17	650	699

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Oil & Gas Services – 0.6% – continued
5.88%, 4/1/20	$525	$534

Pioneer Energy Services Corp., 9.88%, 3/15/18	480	522

SESI LLC, 6.38%, 5/1/19	939	1,005
7.13%, 12/15/21	465	514
		5,026

Packaging & Containers – 1.0%

Berry Plastics Corp., 9.50%, 5/15/18	885	971
9.75%, 1/15/21	3,925	4,475

Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17	440	471

Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16	535	614

Sealed Air Corp., 8.38%, 9/15/21 (1)(2)	1,685	1,887
		8,418

Pharmaceuticals – 1.4%

Endo Health Solutions, Inc., 7.00%, 7/15/19	515	555

NBTY, Inc., 9.00%, 10/1/18	1,200	1,335

Valeant Pharmaceuticals International, 6.75%, 10/1/17 (1)(2)	320	341
6.88%, 12/1/18 (1)	1,170	1,231
6.38%, 10/15/20 (1)(6)	775	790
6.75%, 8/15/21 (1)(2)	1,320	1,370
7.25%, 7/15/22 (1)(2)	1,405	1,481

VPI Escrow Corp., 6.38%, 10/15/20 (1)(6)	4,095	4,177
		11,280

Pipelines – 2.4%

Access Midstream Partners L.P./ACMP Finance Corp., 5.88%, 4/15/21	55	58
6.13%, 7/15/22	2,010	2,125

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., 8.75%, 6/15/18	1,075	1,156

Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/1/21	875	914

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Pipelines – 2.4% – continued

Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., 8.38%, 6/1/19	$430	$422

El Paso LLC, 7.00%, 6/15/17	890	1,021
7.25%, 6/1/18	180	207
7.80%, 8/1/31	665	773
7.75%, 1/15/32	965	1,124

Energy Transfer Equity L.P., 7.50%, 10/15/20	1,230	1,396

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)	1,200	1,301

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 8.75%, 4/15/18	745	795
6.25%, 6/15/22	505	543
5.50%, 2/15/23	410	429

NGPL PipeCo LLC, 9.63%, 6/1/19 (1)	665	758
7.77%, 12/15/37 (1)	2,510	2,510

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.88%, 12/1/18	720	769

Rockies Express Pipeline LLC, 6.88%, 4/15/40 (1)	3,570	3,124

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 7.88%, 10/15/18	200	219
6.88%, 2/1/21	175	190
		19,834

Real Estate – 0.7%

Colonial Realty L.P., 6.05%, 9/1/16	2,200	2,424

Realogy Corp., 7.63%, 1/15/20 (1)	510	562

Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,900	3,161
		6,147

Real Estate Investment Trusts – 0.5%

Host Hotels & Resorts L.P., 5.88%, 6/15/19	1,270	1,397
6.00%, 10/1/21	1,155	1,319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Real Estate Investment Trusts – 0.5% – continued

Omega Healthcare Investors, Inc., 6.75%, 10/15/22	$1,645	$1,818
		4,534

Retail – 3.6%

AAH Holdings Corp., 8.88%, 8/1/20 (1)	885	943

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	860	918
7.00%, 5/20/22	925	997

Claire’s Stores, Inc., 9.25%, 6/1/15	325	294
9.63%, 6/1/15	156	142
8.88%, 3/15/19	650	598

Dillard’s, Inc., 7.88%, 1/1/23	330	353
7.75%, 7/15/26	495	512
7.75%, 5/15/27	465	477

Express LLC/Express Finance Corp., 8.75%, 3/1/18	675	739

Ferrellgas L.P./Ferrellgas Finance Corp., 9.13%, 10/1/17	1,295	1,389

GRD Holdings III Corp., 10.75%, 6/1/19 (1)(2)	415	416

J.C. Penney Corp., Inc., 6.38%, 10/15/36	2,878	2,349
7.40%, 4/1/37	1,680	1,506

Landry’s, Inc., 9.38%, 5/1/20 (1)(2)	1,115	1,176

Limited Brands, Inc., 5.63%, 2/15/22	470	506
7.60%, 7/15/37	1,050	1,076

Michaels Stores, Inc., 11.38%, 11/1/16	630	660
7.75%, 11/1/18	250	268

New Albertsons, Inc., 7.45%, 8/1/29	2,890	1,611
8.70%, 5/1/30	1,050	623
8.00%, 5/1/31	1,425	841

PVH Corp., 7.75%, 11/15/23	290	337

RadioShack Corp., 6.75%, 5/15/19	500	295

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Retail – 3.6% – continued

Rite Aid Corp., 9.50%, 6/15/17	$85	$87
10.25%, 10/15/19	295	335
8.00%, 8/15/20	1,327	1,506

Sears Holdings Corp., 6.63%, 10/15/18	3,280	3,059

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.50%, 10/1/18 (1)	893	956
7.38%, 8/1/21 (1)	1,424	1,520

Toys R Us Property Co. II LLC, 8.50%, 12/1/17	930	1,002

Toys R Us, Inc., 7.38%, 10/15/18	2,235	2,006
		29,497

Semiconductors – 0.3%

Amkor Technology, Inc., 6.63%, 6/1/21 (1)	145	147
6.38%, 10/1/22 (1)	625	616

Freescale Semiconductor, Inc., 9.25%, 4/15/18 (1)(2)	510	555
8.05%, 2/1/20	505	497

MEMC Electronic Materials, Inc., 7.75%, 4/1/19	470	385
		2,200

Software – 2.0%

Fidelity National Information Services, Inc., 7.63%, 7/15/17	465	509
7.88%, 7/15/20	450	503

First Data Corp., 11.25%, 3/31/16	1,425	1,382
7.38%, 6/15/19 (1)	1,555	1,603
6.75%, 11/1/20 (1)(2)	4,515	4,487
8.25%, 1/15/21 (1)(2)	3,055	3,047
12.63%, 1/15/21	985	1,021

Infor US, Inc., 11.50%, 7/15/18 (1)(2)	1,055	1,203
9.38%, 4/1/19 (1)(2)	325	361

Legend Acquisition Sub, Inc., 10.75%, 8/15/20 (1)(2)	500	490

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (1)	730	785

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Software – 2.0% – continued

SSI Investments II Ltd./SSI Co-Issuer LLC, 11.13%, 6/1/18	$770	$870
		16,261

Storage/Warehousing – 0.1%

Niska Gas Storage U.S. LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18	590	609

Telecommunications – 7.3%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	32
6.45%, 3/15/29	4,595	3,010

CenturyLink, Inc., 6.45%, 6/15/21	245	276
5.80%, 3/15/22	1,115	1,213
7.60%, 9/15/39	1,155	1,222
7.65%, 3/15/42	1,000	1,065

Cincinnati Bell Telephone Co. LLC, 6.30%, 12/1/28	50	45

Cincinnati Bell, Inc., 8.25%, 10/15/17	1,075	1,148
8.75%, 3/15/18	1,785	1,812

Clearwire Communications LLC/Clearwire Finance, Inc.,
12.00%, 12/1/15 (1)(2)	1,445	1,430

CommScope, Inc., 8.25%, 1/15/19 (1)(2)	1,595	1,723

CPI International, Inc., 8.00%, 2/15/18	800	762

Frontier Communications Corp., 7.13%, 1/15/23	935	972
7.88%, 1/15/27	1,830	1,798
9.00%, 8/15/31	4,884	5,214
7.45%, 7/1/35	10	9

Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (1)	580	593

ITC Deltacom, Inc., 10.50%, 4/1/16	850	909

Level 3 Communications, Inc., 8.88%, 6/1/19 (1)	1,355	1,423

Level 3 Financing, Inc., 10.00%, 2/1/18	1,149	1,278
8.13%, 7/1/19	2,975	3,161
7.00%, 6/1/20 (1)	455	460
8.63%, 7/15/20	1,280	1,382

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 67.9% – continued

Telecommunications – 7.3% – continued

PAETEC Holding Corp., 8.88%, 6/30/17	$460	$499
9.88%, 12/1/18	190	218

Qwest Capital Funding, Inc., 7.63%, 8/3/21	260	287
6.88%, 7/15/28	650	686

Qwest Communications International, Inc., 7.13%, 4/1/18	635	674

Qwest Corp., 6.75%, 12/1/21	350	421
6.88%, 9/15/33	2,738	2,772

SBA Communications Corp., 5.63%, 10/1/19 (1)	1,300	1,323

SBA Telecommunications, Inc., 5.75%, 7/15/20 (1)	360	378

Sprint Capital Corp., 6.90%, 5/1/19	10	10
6.88%, 11/15/28	10,215	9,398
8.75%, 3/15/32	4,525	4,683

Sprint Nextel Corp., 9.00%, 11/15/18 (1)	245	294
7.00%, 3/1/20 (1)	473	530

Syniverse Holdings, Inc., 9.13%, 1/15/19	645	693

Windstream Corp., 8.13%, 8/1/13	295	310
7.88%, 11/1/17	270	302
7.00%, 3/15/19	95	97
7.75%, 10/15/20	255	273
7.75%, 10/1/21	1,185	1,277
7.50%, 6/1/22	1,815	1,924
7.50%, 4/1/23	2,169	2,267
		60,253

Transportation – 0.1%

Gulfmark Offshore, Inc., 6.38%, 3/15/22 (1)(2)	865	897
Total Corporate Bonds
(Cost $537,963)		561,090

FOREIGN ISSUER BONDS – 13.9%

Airlines – 0.1%

Air Canada, 9.25%, 8/1/15 (1)(2)	760	790

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Airlines – 0.1% – continued
12.00%, 2/1/16 (1)(2)	$55	$54
		844

Banks – 0.8%

Export-Import Bank of Korea, 4.00%, 11/26/15 (1)(7)	151,800	3,794

HBOS PLC, 6.75%, 5/21/18 (1)(2)	2,700	2,741
6.00%, 11/1/33 (1)(2)	200	170

Royal Bank of Scotland Group PLC, 5.50%, 12/31/12 (3)	290	254
		6,959

Building Materials – 0.8%

Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (1)(2)	1,049	997

Corp GEO S.A.B. de C.V., 8.88%, 3/27/22 (1)(2)	800	818

Desarrolladora Homex S.A.B. de C.V., 9.75%, 3/25/20 (1)	1,720	1,754

Masonite International Corp., 8.25%, 4/15/21 (1)(2)	1,230	1,298

Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20 (1)(2)	315	277
9.75%, 2/3/22 (1)	1,600	1,408
		6,552

Chemicals – 0.8%

Ineos Finance PLC, 8.38%, 2/15/19 (1)(2)	880	926

INEOS Group Holdings S.A., 8.50%, 2/15/16 (1)(2)	1,210	1,143

LyondellBasell Industries N.V., 5.00%, 4/15/19	1,835	1,950
6.00%, 11/15/21	1,480	1,687

NOVA Chemicals Corp., 8.38%, 11/1/16	750	829
		6,535

Computers – 0.1%

Seagate HDD Cayman, 7.00%, 11/1/21	755	808

Diversified Financial Services – 0.1%

Aircastle Ltd., 6.75%, 4/15/17	655	706

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Diversified Financial Services – 0.1% – continued
7.63%, 4/15/20	$195	$216
		922

Electric – 0.8%

EDP Finance B.V., 6.00%, 2/2/18 (1)	1,000	998
4.90%, 10/1/19 (1)	2,610	2,427

Enel Finance International N.V., 6.00%, 10/7/39 (1)	3,850	3,462
		6,887

Electronics – 0.1%

NXP B.V./NXP Funding LLC, 9.75%, 8/1/18 (1)(2)	450	517

Food – 0.1%

Campofrio Food Group S.A., 8.25%, 10/31/16 (3)	450	586

Marfrig Overseas Ltd., 9.50%, 5/4/20 (1)(2)	500	413
		999

Forest Products & Paper – 0.3%

Cascades, Inc., 7.75%, 12/15/17	585	613

Catalyst Paper Corp., 11.00%, 12/15/16 (1)(2)(5)	800	424

Fibria Overseas Finance Ltd., 6.75%, 3/3/21 (1)(2)	1,050	1,121
		2,158

Healthcare – Products – 0.1%

ConvaTec Healthcare E S.A., 10.50%, 12/15/18 (1)(2)	875	949

Holding Companies – Diversified – 0.1%

Votorantim Cimentos S.A., 7.25%, 4/5/41 (1)(2)	1,200	1,293

Internet – 0.1%

eAccess Ltd., 8.25%, 4/1/18 (1)(2)	800	728

Investment Companies – 0.1%

Boparan Finance PLC, 9.75%, 4/30/18 (3)	500	689

Iron/Steel – 0.9%

APERAM, 7.38%, 4/1/16 (1)(2)	400	342

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Iron/Steel – 0.9% – continued
7.75%, 4/1/18 (1)(2)	$475	$389

ArcelorMittal, 6.13%, 6/1/18	620	616
5.50%, 8/5/20	1,736	1,670
7.00%, 3/1/41	3,260	2,931

Essar Steel Algoma, Inc., 9.88%, 6/15/15 (1)(2)	1,605	1,272
		7,220

Leisure Time – 0.1%

Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	945	999

Media – 0.4%

Nara Cable Funding Ltd., 8.88%, 12/1/18 (1)(2)	1,590	1,451

Ono Finance II PLC, 10.88%, 7/15/19 (1)(2)	305	259

Unitymedia KabelBW GmbH, 9.50%, 3/15/21 (3)	600	870

Ziggo Bond Co. B.V., 8.00%, 5/15/18 (3)	485	687
		3,267

Mining – 0.9%

FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (1)	2,680	2,667
6.00%, 4/1/17 (1)(2)	520	484
8.25%, 11/1/19 (1)	385	373
6.88%, 4/1/22 (1)	1,890	1,729

Novelis, Inc., 8.38%, 12/15/17	925	1,010

Taseko Mines Ltd., 7.75%, 4/15/19	900	862
		7,125

Miscellaneous Manufacturing – 0.4%

Bombardier, Inc., 7.45%, 5/1/34 (1)(2)	3,250	3,315

Multi-National – 0.3%

European Bank for Reconstruction & Development, 9.00%, 4/28/14 (8)	4,250	2,208

Oil & Gas – 1.2%

Connacher Oil and Gas Ltd., 8.75%, 8/1/18 (1)(2)(9)	1,290	1,125

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Oil & Gas – 1.2% – continued
8.50%, 8/1/19 (1)(2)	$930	$800

Kodiak Oil & Gas Corp., 8.13%, 12/1/19 (1)	580	615

MEG Energy Corp., 6.50%, 3/15/21 (1)(2)	950	1,016

Offshore Group Investments Ltd., 11.50%, 8/1/15	1,420	1,569

OGX Austria GmbH, 8.38%, 4/1/22 (1)	2,600	2,262

OGX Petroleo e Gas Participacoes S.A., 8.50%, 6/1/18 (1)(2)	2,850	2,565
		9,952

Oil & Gas Services – 0.2%

MBPS Finance Co., 11.25%, 11/15/15 (1)(2)	1,080	956

Trinidad Drilling Ltd., 7.88%, 1/15/19 (1)(2)	852	920
		1,876

Packaging & Containers – 0.2%

ARD Finance S.A., 11.13%, 6/1/18 (1)(2)	580	577

Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (1)(2)	975	1,034
9.25%, 10/15/20 (3)	200	266
		1,877

Sovereign – 2.3%

Brazilian Government International Bond, 8.50%, 1/5/24 (8)	1,050	608
10.25%, 1/10/28 (8)	6,000	3,870

Ireland Government Bond, 4.50%, 10/18/18 (3)	175	225
4.50%, 4/18/20 (3)	340	424
5.00%, 10/18/20 (3)	40	51
5.40%, 3/13/25 (3)	1,495	1,923

Italy Buoni Poliennali Del Tesoro, 5.25%, 11/1/29 (3)	105	131
5.75%, 2/1/33 (3)	90	116
5.00%, 8/1/34 (3)	110	129

Mexican Bonos, 7.75%, 12/14/17 (10)	61,300	5,353
8.00%, 12/7/23 (10)	16,500	1,562

Philippine Government International Bond, 4.95%, 1/15/21 (7)	10,000	253

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Sovereign – 2.3% – continued
6.25%, 1/14/36 (7)	$40,000	$1,062

Portugal Obrigacoes do Tesouro OT, 4.80%, 6/15/20 (3)	25	25
4.95%, 10/25/23 (3)	1,855	1,734

Uruguay Government International Bond, 3.70%, 6/26/37 (11)	17,225	1,339
		18,805

Telecommunications – 2.5%

America Movil S.A.B. de C.V., 8.46%, 12/18/36 (10)	3,400	286

Axtel S.A.B. de C.V., 9.00%, 9/22/19 (1)(2)	1,445	896

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15 (1)(2)	1,700	765

Intelsat Jackson Holdings S.A., 7.25%, 4/1/19	1,160	1,253
8.50%, 11/1/19	780	881

Intelsat Luxembourg S.A., 11.25%, 2/4/17	3,840	4,061
11.50%, 2/4/17	390	413

Matterhorn Mobile Holdings S.A., 8.25%, 2/15/20 (3)	400	556

Portugal Telecom International Finance B.V., 5.63%, 2/8/16 (3)	100	129
5.00%, 11/4/19 (3)	450	543
4.50%, 6/16/25 (3)	250	262

Telecom Italia Capital S.A., 6.38%, 11/15/33	70	64
6.00%, 9/30/34	765	677

Telefonica Emisiones S.A.U., 5.13%, 4/27/20	1,875	1,840
7.05%, 6/20/36	975	951

UPC Holding B.V., 9.88%, 4/15/18 (1)(2)	743	817
6.38%, 9/15/22 (1)(3)	1,450	1,798

UPCB Finance V Ltd., 7.25%, 11/15/21 (1)(2)	275	299

Virgin Media Finance PLC, 9.50%, 8/15/16	684	758

Wind Acquisition Finance S.A., 7.25%, 2/15/18 (1)	1,920	1,814
7.25%, 2/15/18 (1)	75	71

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 13.9% – continued

Telecommunications – 2.5% – continued

Wind Acquisition Holdings Finance S.A., 12.25%, 7/15/17 (1)(2)	$1,597	$1,262
		20,396

Transportation – 0.1%

CHC Helicopter S.A., 9.25%, 10/15/20	720	740
Total Foreign Issuer Bonds
(Cost $111,722)		114,620

TERM LOANS – 4.0%

Auto Manufacturers – 0.3%

Chrysler Group LLC, 6.00%, 5/24/17 (6)	2,006	2,044

Navistar, Inc., 7.00%, 8/17/17 (6)	420	426
		2,470

Auto Parts & Equipment – 0.2%

Goodyear Tire & Rubber (The) Co., 4.75%, 4/30/19 (6)	1,345	1,355

Coal – 0.1%

Arch Coal, Inc., 5.75%, 5/16/18	819	824

Commercial Services – 0.3%

Ceridian Corp., 5.98%, 5/30/17	735	738

Emergency Medical Services Corp., 5.25%, 5/25/18	587	589

Monitronics International, Inc., 5.50%, 3/23/18	457	462

Pharmaceutical Product Development, Inc., 6.25%, 12/5/18	645	650
		2,439

Diversified Financial Services – 0.3%

Springleaf Financial Funding Co., 5.50%, 5/10/17	2,669	2,611

Electric – 0.4%

Calpine Corp., 4.50%, 4/1/18	1,436	1,438

Texas Competitive Electric Holdings Co. LLC, 4.73%, 10/10/17	2,351	1,614
		3,052

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 4.0% – continued

Entertainment – 0.1%

Graton Resorts & Casino, 9.00%, 8/3/18	$1,120	$1,142

Environmental Control – 0.0%

ADS Waste Holdings, Inc., 5.25%, 9/11/19 (6)	425	427

Healthcare – Products – 0.1%

Hologic, Inc., 4.50%, 8/1/19	491	496

Healthcare – Services – 0.3%

DaVita, Inc., 4.00%, 8/24/19 (6)	990	991

HCA, Inc., 3.61%, 3/31/17	480	480

United Surgical Partners International, Inc., 6.00%, 4/3/19	803	806
		2,277

Lodging – 0.3%

Caesars Entertainment Operating Co., Inc., 4.47%, 1/28/18	823	720
5.47%, 1/28/18	987	895

Station Casinos LLC, 4.21%, 6/16/16	947	914
		2,529

Media – 0.4%

Cengage Learning Acquisitions, Inc., 5.72%, 7/31/17	1,291	1,174

Charter Communications Operating LLC, 4.00%, 5/15/19	553	555

Clear Channel Communications, Inc., 3.62%, 7/30/14	1,060	996

Univision Communications, Inc., 4.47%, 3/31/17	929	919
		3,644

Miscellaneous Manufacturing – 0.1%

Trinseo Materials Operating S.C.A., 8.00%, 8/2/17	1,051	1,006

Oil & Gas – 0.2%

Chesapeake Energy Corp., 8.50%, 12/2/17	1,635	1,638

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 4.0% – continued

Pharmaceuticals – 0.1%

Valeant Pharmaceuticals International, 4.25%, 9/12/19 (6)	$510	$510

Real Estate – 0.2%

Realogy Corp., 4.48%, 10/10/16	1,895	1,869

Real Estate Investment Trusts – 0.1%

iStar Financial, Inc., 7.00%, 6/30/14	1,066	1,070

Retail – 0.1%

AAH Holdings Corp., 5.25%, 7/27/19	606	613

Lord & Taylor LLC, 5.70%, 1/11/19	208	209
		822

Software – 0.2%

First Data Corp., 5.22%, 3/24/17	1,137	1,116

Sophia L.P., 6.25%, 7/19/18	392	396
		1,512

Telecommunications – 0.2%

Intelsat Jackson Holdings S.A., 4.50%, 4/2/18 (6)	731	733

Level 3 Financing, Inc., 5.25%, 9/1/18	230	230
4.75%, 8/1/19	727	730
		1,693
Total Term Loans
(Cost $33,235)		33,386

U.S. GOVERNMENT OBLIGATIONS – 0.5%

U.S. Treasury Notes – 0.5%
0.25%, 3/31/14	3,685	3,686
Total U.S. Government Obligations
(Cost $3,683)		3,686

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.6%

Banks – 0.6%

Ally Financial, Inc.	41,725	$1,021

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.6% – continued

Banks – 0.6% – continued

Ally Financial, Inc. (1)(2)	3,605	$3,372
		4,393

Home Builders – 0.0%

Hovnanian Enterprises, Inc. *	10,100	83
Total Preferred Stocks
(Cost $4,306)		4,476

CONVERTIBLE PREFERRED STOCKS – 1.1%

Auto Manufacturers – 0.6%

General Motors Co., 4.75%	125,450	4,677

Auto Parts & Equipment – 0.3%

Goodyear Tire & Rubber (The) Co., 5.88%	52,200	2,306

Banks – 0.0%

Bank of America Corp., 7.25%	196	214

Commercial Services – 0.0%

United Rentals Trust I, 6.5%	1,680	81

Insurance – 0.0%

Hartford Financial Services Group, Inc., 7.25%	67	1

Mining – 0.0%

Molycorp, Inc., 5.50%	568	26

Oil & Gas – 0.0%

Apache Corp., 6.00%	1,380	67

SandRidge Energy, Inc., 8.50% *	500	54
		121

Pipelines – 0.1%

El Paso Energy Capital Trust I, 4.75%	24,025	1,305

Telecommunications – 0.1%

Lucent Technologies Capital Trust I, 7.75%	1,000	580
Total Convertible Preferred Stocks
(Cost $10,706)		9,311

COMMON STOCKS – 0.0%

Transportation – 0.0%

General Maritime Corp. *	871	–
Total Common Stocks
(Cost $1,122)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

General Maritime Corp., Exp. 5/17/17 *	1,347	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (12)(13)	41,191,754	$41,192
Total Investment Companies
(Cost $41,192)		41,192

Total Investments – 100.6%
(Cost $802,745)		830,639

Liabilities less Other Assets – (0.6)%		(4,633)
NET ASSETS – 100.0%		$826,006

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2012, the value of these restricted illiquid securities amounted to approximately $106,059,000 or 12.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15	11/4/10-7/2/12	$972
Air Canada, 9.25%, 8/1/15	11/9/11-2/24/12	725
Air Canada, 12.00%, 2/1/16	11/8/11	52
Allison Transmission, Inc., 7.13%, 5/15/19	4/27/11-1/10/12	350
Ally Financial, Inc.	11/3/10-5/31/12	3,160
American Residential Services LLC, 12.00%, 4/15/15	4/9/10	723
American Standard Americas, 10.75%, 1/15/16	1/13/11	385
APERAM, 7.38%, 4/1/16	3/25/11	400

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

APERAM, 7.75%, 4/1/18	3/25/11	$479

ARD Finance S.A., 11.13%, 6/1/18	5/13/11-7/11/12	575

Ardagh Packaging Finance PLC, 9.13%, 10/15/20	9/30/10-1/12/12	1,006

Axtel S.A.B. de C.V., 9.00%, 9/22/19	9/25/09-10/21/11	1,281

Baker & Taylor Acquisitions Corp., 15.00%, 4/1/17	9/20/12	400

Baker & Taylor, Inc., 11.50%, 7/1/13	10/22/09-2/4/11	352

Bakrie Telecom Pte Ltd., 11.50%, 5/7/15	4/30/10-9/13/11	1,559

Bombardier, Inc., 7.45%, 5/1/34	9/24/09-7/16/12	3,007

Braskem America Finance Co., 7.13%, 7/22/41	11/3/11-11/4/11	393

Brickman Group Holdings, Inc., 9.13%, 11/1/18	1/12/11-4/25/11	727

Calpine Corp., 7.25%, 10/15/17	7/8/11	366

Calpine Corp., 7.88%, 7/31/20	8/9/11-9/9/11	376

Calpine Corp., 7.50%, 2/15/21	10/18/10	475

Calpine Corp., 7.88%, 1/15/23	7/26/12-9/13/12	1,076

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.63%, 8/1/20	6/21/12-6/28/12	438

Catalyst Paper Corp., 11.00%, 12/15/16	11/4/10-7/15/11	738

Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17	5/5/10-9/9/11	1,846

Ceridian Corp., 8.88%, 7/15/19	6/28/12-8/7/12	1,472

Ciena Corp., 4.00%, 3/15/15	1/7/11-11/22/11	450

Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15	10/7/11-11/18/11	1,133

Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40	6/21/11-8/12/11	234

CommScope, Inc., 8.25%, 1/15/19	1/11/11-10/27/11	1,605

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Connacher Oil and Gas Ltd., 8.75%, 8/1/18	5/20/11	$1,290

Connacher Oil and Gas Ltd., 8.50%, 8/1/19	8/5/11-7/16/12	814

ConvaTec Healthcare E S.A., 10.50%, 12/15/18	12/17/10-12/20/10	875

Corp GEO S.A.B. de C.V., 8.88%, 3/27/22	3/21/12	800

DISH DBS Corp., 4.63%, 7/15/17	6/25/12-7/6/12	2,189

DISH DBS Corp., 5.88%, 7/15/22	5/7/12-7/25/12	3,166

eAccess Ltd., 8.25%, 4/1/18	3/24/11	800

EP Energy LLC/EP Energy Finance, Inc., 6.88%, 5/1/19	4/10/12-6/7/12	761

Essar Steel Algoma, Inc., 9.88%, 6/15/15	12/7/09-7/24/12	1,426

Fibria Overseas Finance Ltd., 6.75%, 3/3/21	2/28/11	1,041

First Data Corp., 8.25%, 1/15/21	12/20/10-7/13/12	2,931

Fox Acquisition Sub LLC, 13.38%, 7/15/16	2/10/10-1/6/11	838

Freescale Semiconductor, Inc., 9.25%, 4/15/18	7/8/11-2/15/12	555

Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22	1/17/12-1/18/12	1,031

GRD Holdings III Corp., 10.75%, 6/1/19	5/9/12	415

Gulfmark Offshore, Inc., 6.38%, 3/15/22	4/26/12-4/27/12	888

HBOS PLC, 6.75%, 5/21/18	11/14/11-12/14/11	2,152

HBOS PLC, 6.00%, 11/1/33	11/10/11	130

Health Management Associates, Inc., 7.38%, 1/15/20	11/8/11-11/22/11	869

Hercules Offshore, Inc., 10.50%, 10/15/17	10/8/09-9/19/12	1,234

Hornbeck Offshore Services. Inc., 1.50%, 9/1/19	8/8/12	3

Iconix Brand Group, Inc., 2.50%, 6/1/16	5/18/11-4/27/12	1,341

Ineos Finance PLC, 8.38%, 2/15/19	2/3/12-7/11/12	889

INEOS Group Holdings S.A., 8.50%, 2/15/16	10/6/10-10/20/11	1,111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Infor US, Inc., 11.50%, 7/15/18	6/30/11-7/28/11	$994

Infor US, Inc., 9.38%, 4/1/19	3/29/12	325

Jarden Corp., 1.88%, 9/15/18	9/13/12	14

JM Huber Corp., 9.88%, 11/1/19	10/21/11	929

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	9/22/11-9/13/12	1,258

Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	2/9/12-8/13/12	518

Landry’s, Inc., 9.38%, 5/1/20	4/19/12-5/2/12	1,130

Legend Acquisition Sub, Inc., 10.75%, 8/15/20	8/14/12-8/17/12	494

Lennar Corp., 2.00%, 12/1/20	1/11/11-1/20/11	108

Lennar Corp., 2.75%, 12/15/20	7/22/11	76

Lennar Corp., 3.25%, 11/15/21	11/23/11	1,165

Local TV Finance LLC, 9.25%, 6/15/15	1/18/12-3/8/12	435

MacDermid, Inc., 9.50%, 4/15/17	9/25/09-7/13/11	1,092

Marfrig Overseas Ltd., 9.50%, 5/4/20	4/29/10	492

Masonite International Corp., 8.25%, 4/15/21	4/8/11	1,230

MBPS Finance Co., 11.25%, 11/15/15	11/8/10	1,080

Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20	4/20/12-4/24/12	717

Meccanica Holdings USA, Inc., 7.38%, 7/15/39	8/16/11-5/30/12	1,096

MEG Energy Corp., 6.50%, 3/15/21	3/14/11	950

MGM Resorts International, 8.63%, 2/1/19	1/11/12	510

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/1/20	9/13/12	430

Nara Cable Funding Ltd., 8.88%, 12/1/18	1/26/12-6/6/12	1,520

NCR Corp., 5.00%, 7/15/22	9/12/12	663

NXP B.V./NXP Funding LLC, 9.75%, 8/1/18	10/12/10-12/1/11	487

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

OGX Petroleo e Gas Participacoes S.A., 8.50%, 6/1/18	5/26/11-6/29/12	$2,832

Ono Finance II PLC, 10.88%, 7/15/19	1/21/11-1/31/11	311

Peabody Energy Corp., 6.25%, 11/15/21	11/7/11-4/23/12	1,445

Post Holdings, Inc., 7.38%, 2/15/22	1/27/12-4/23/12	1,572

Prospect Medical Holdings, Inc., 8.38%, 5/1/19	4/26/12-9/11/12	652

Provident Funding Associates L.P./PFG Finance Corp., 10.25%, 4/15/17	3/29/10	315

Provident Funding Associates L.P./PFG Finance Corp., 10.13%, 2/15/19	2/10/11-9/4/12	629

SandRidge Energy, Inc., 8.00%, 6/1/18	9/25/09-7/11/12	2,946

Sealed Air Corp., 8.38%, 9/15/21	9/16/11-4/23/12	1,755

Seminole Indian Tribe of Florida, 7.75%, 10/1/17	2/16/12-2/22/12	623

ServiceMaster Co., 7.00%, 8/15/20	8/16/12	775

Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.31%, 7/20/28	11/4/11	678

Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	9/6/12	443

Steel Dynamics, Inc., 6.13%, 8/15/19	8/2/12	135

Stone Energy Corp., 1.75%, 3/1/17	3/1/12-3/27/12	32

Surgical Care Affiliates, Inc., 10.00%, 7/15/17	1/20/10-1/18/11	911

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20	4/14/11	1,087

TransUnion Holding Co., Inc., 9.63%, 6/15/18	3/2/12	290

Trinidad Drilling Ltd., 7.88%, 1/15/19	12/9/10-11/16/11	862

United Air Lines, Inc., 9.88%, 8/1/13	7/8/11-11/30/11	818

United Surgical Partners International, Inc., 9.00%, 4/1/20	3/20/12-6/6/12	1,954

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Univision Communications, Inc., 7.88%, 11/1/20	9/22/11-2/6/12	$1,484

Univision Communications, Inc., 8.50%, 5/15/21	11/9/10-3/9/12	1,133

UPC Holding B.V., 9.88%, 4/15/18	4/6/10-11/15/11	799

UPCB Finance V Ltd., 7.25%, 11/15/21	11/8/11	275

Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20	1/13/10-9/27/12	289

USG Corp., 8.38%, 10/15/18	7/8/11-3/2/12	882

Valeant Pharmaceuticals International, 6.75%, 10/1/17	8/9/11-11/28/11	306

Valeant Pharmaceuticals International, 6.75%, 8/15/21	3/30/11-8/2/11	1,264

Valeant Pharmaceuticals International, 7.25%, 7/15/22	3/31/11-11/23/11	1,341

Votorantim Cimentos S.A., 7.25%, 4/5/41	2/2/12	1,193

Wind Acquisition Holdings Finance S.A., 12.25%, 7/15/17	5/26/10-2/6/12	1,614

(3)	Principal amount is denoted in Euro.
(4)	Principal amount is denoted in Australian Dollar.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	When-Issued Security.
(7)	Principal amount is denoted in Philippine Peso.
(8)	Principal amount is denoted in Brazilian Real.
(9)	Principal amount is denoted in Canadian Dollar.
(10)	Principal amount is denoted in Mexican Peso.
(11)	Principal amount is denoted in Uruguayan Peso.
(12)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,708,000 with net purchases of approximately $26,484,000 during the six months ended September 30, 2012.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser of the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2012, the industry sectors for the Multi-Manager High Yield Opportunity Fund were :

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Asset Backed	0.7%
Bank Loans	1.8
Commercial Mortgage-Backed Securities	0.4
Convertibles	6.3
Emerging Markets Debt	3.9
Financials	8.1
Foreign	3.0
Industrials	65.5
Other	0.2
Preferreds	0.2
Residential Mortgage-Backed Securities	1.5
Short-Term	1.8
Utilities	6.6

Total	100%

At September 30, 2012, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.3%
AA	0.4
A	1.2
BBB	4.8
BB	23.5
B	41.8
CCC or Below	20.5
Non-Rated	2.5
Cash Equivalents	5.0

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At September 30, 2012, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.4%
All other currencies less than 5%	3.6

Total	100.0%

At September 30, 2012, the Multi-Manager High Yield Opportunity Fund had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
United States Dollar	261	Euro	203	10/1/12	$–*
Euro	1,437	United States Dollar	1,871	10/31/12	23
Euro	34	United States Dollar	45	10/31/12	1
Euro	650	United States Dollar	836	10/31/12	–*
Euro	39	United States Dollar	50	10/31/12	–*
Euro	360	United States Dollar	443	10/31/12	(19)
Euro	3,296	United States Dollar	4,216	10/31/12	(21)
Euro	4,190	United States Dollar	5,080	10/31/12	(307)
United States Dollar	467	Euro	357	10/31/12	(8)

Total					$(331)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and insignificant. The Fund utilized the following techniques on Level 3 investments: The Fund valued certain securities using prices provided by NTGI PVC. The Fund valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Multi-Manager High Yield Opportunity Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2012:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)		TOTAL (000s)
Asset-Backed Securities	$–		$18,196	(1)	$–		$18,196
Convertible Bonds
Oil & Gas Services	–		86		231		317
Software	–		–		58		58
All Other Industries	–		44,307	(1)	–		44,307
Corporate Bonds	–		561,090	(1)	–		561,090
Foreign Issuer Bonds
Banks	–		3,165		3,794		6,959
Sovereign	–		11,673		7,132		18,805
Telecommunications	–		18,598		1,798		20,396
All Other Industries	–		68,460	(1)	–		68,460
Term Loans	–		33,386	(1)	–		33,386
U.S. Government Obligations	–		3,686		–		3,686
Preferred Stocks
Banks	1,020		3,373		–		4,393
Home Builders	83		–		–		83
Convertible Preferred Stocks
Commercial Services	–		81		–		81
Oil & Gas	67		54		–		121
All Other Industries	9,109	(1)	–		–		9,109
Common Stocks	–		–		–	*	–
Investment Companies	41,192		–		–		41,192
Total Investments	$51,471		$766,155		$13,013		$830,639

OTHER FINANCIAL INSTRUMENTS
Assets
Foreign Currency
Exchange Contracts	$–		$24		$–		$24
Liabilities
Foreign Currency
Exchange Contracts	–		(355)		–		(355)
Total Other Financial Instruments	$–		$(331)		$–		$(331)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
INDUSTRY	VALUE (000s)	REASON

Convertible Preferred Stocks Energy	$54	Valuations at evaluated price

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/12 (000s)	REALIZED GAINS (000s)	REALIZED LOSSES (000s)	CHANGE IN UNREALIZED APPRECIATION (000s)	CHANGE IN UNREALIZED DEPRECIATION (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s) (1)	TRANSFERS OUT OF LEVEL 3 (000s) (1)	BALANCE AS OF 9/30/12 (000s)

Convertible Bonds

Oil & Gas Services	$249	$–	$–	$–	$(18)	$213	$(213)	$–	$–	$231

Software	–	–	–	–	(1)	118	(59)	–	–	58

Foreign Issuer Bonds

Banks	8,712	–	(427)	351	–	–	(4,842)	–	–	3,794

Multi-National	879	–	(10)	–	(8)	–	(861)	–	–	–

Sovereign	7,269	34	–	124	–	578	(873)	–	–	7,132

Telecommunications	–	–	–	–	(75)	3,746	(1,873)	–	–	1,798

Total	$17,109	$34	$(437)	$475	$(102)	$4,655	$(8,721)	$–	$–	$13,013

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period ended September 30, 2012.

The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at September 30, 2012 was approximately $343, which is included in the Statement of Operations as part of net change in unrealized appreciation (depreciation) on investments.

NORTHERN FUNDS SEMIANNUAL REPORT	81	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

The Northern Trust Company of Connecticut (“NTCC”) is a subsidiary of Northern Trust Corporation and Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTCC and NTI serve jointly as the investment advisers of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Multi-Manager Global Listed Infrastructure Fund commenced operations on September 18, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 p.m. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at net asset value (“NAV”). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI and NTCC, as authorized by the Board of Trustees, have determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair

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valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

At September 30, 2012, the Multi-Manager Global Listed Infrastructure, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap Funds had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $200,000, $2,945,000, $1,205,000, $995,000, and $1,765,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 p.m. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 p.m. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

D) FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency

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exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 9.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral or designate on its books and records cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2012, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were approximately $1,000 and $12,000 for the six months ended September 30, 2012, for the Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $500 for the six months ended September 30, 2012 for the Multi-Manager Emerging Markets and Multi-Manager Global Real Estate Funds. There were no redemption fees for the period ended September 30, 2012 for the Multi-Manager Global Listed Infrastructure Fund. Redemption fees were approximately $2,000 and $1,000 for the fiscal year ended March 31, 2012, for the Multi-Manager Global Real Estate and Multi-Manager International Equity Funds, respectively. Redemption fees were less than $500 for the fiscal year ended March 31, 2012 for the Multi-Manager High Yield Opportunity Fund. There were no redemption fees for the fiscal year ended March 31, 2012 for the Multi-Manager Emerging Markets Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 – Capital Share

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Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions.

These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2012, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi-Manager Emerging Markets Equity	$3,448	$(3,448)	$ —
Multi-Manager Global Real Estate	570	(1,451)	881
Multi-Manager International Equity	4,249	(4,249)	—
Multi-Manager Large Cap	$ —	$ —	$ —
Multi-Manager Mid Cap	(46)	(11,431)	11,477
Multi-Manager Small Cap	282	65	(347)
Multi-Manager High Yield Opportunity	1,434	(1,434)	—

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Multi-Manager Global Real Estate Fund has elected to defer net capital losses and/or net currency losses incurred from November 1, 2011 through November 30, 2011, the Fund’s last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Multi-Manager Global Real Estate	$1,005

For the period subsequent to October 31, 2011, through the fiscal year ended March 31, 2012, the following Funds incurred net capital losses and/or net currency losses, which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager Emerging Markets Equity	$45,536
Multi-Manager International Equity	105,434
Multi-Manager Large Cap	1,333
Multi-Manager Mid Cap	3,657
Multi-Manager Small Cap	3,279
Multi-Mananger High Yield Opportunity	3,722

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses

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incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD
Multi-Manager International Equity	$13,131

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2012, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amount in thousands	MARCH 31, 2017*	MARCH 31, 2018
Multi-Manager International Equity	$ —	$143,680
Multi-Manager Mid Cap	13,148	—

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2017.

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amount in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Multi-Manager Emerging Markets Equity	$7,149	$1	$179,357
Multi-Manager International Equity	10,901	—	57,355
Multi-Manager Large Cap	233	22,409	190,275
Multi-Manager Mid Cap	1,370	20,147	195,939
Multi-Manager Small Cap	$ —	$8,077	$49,769
Multi-Mananger High Yield Opportunity	1,624	15	8,309

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income and net long-term capital gains at November 30, 2011, the Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Multi-Manager Global Real Estate	$923	$41,594	$88,868

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$62,501	$187,602
Multi-Manager International Equity	43,000	—
Multi-Manager Large Cap	6,068	31,795
Multi-Manager Mid Cap	1,319	31,120
Multi-Manager Small Cap	1,846	46,671
Multi-Mananger High Yield Opportunity	47,525	11,845

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$64,757	$146,023
Multi-Manager International Equity	23,400	—
Multi-Manager Large Cap	4,163	—
Multi-Manager Mid Cap	893	—
Multi-Manager High Yield Opportunity	39,312	850

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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The tax character of distributions paid during the Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2011 and November 30, 2010 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2011 AND NOVEMBER 30, 2010 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Real Estate (2011)	$16,632	$48,695
Multi-Manager Global Real Estate (2010)	22,952	1,766

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2012, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for Multi-Manager Global Real Estate Fund, filed for the fiscal years ended March 31, 2009 through March 31, 2011 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statement of Operations.

K) OTHER RISKS Certain Funds invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

These expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust has entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Funds did not have any outstanding loans.

The Funds did not incur any interest expense during the six months ended September 30, 2012.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment advisers are entitled to a joint advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). During the six months ended September 30, 2012, the investment advisers contractually agreed to reimburse the Funds for certain expenses as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

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The annual advisory fees and the expense limitations for the six months ended September 30, 2012 for the Funds were as follows:

	CONTRACTUAL ANNUAL ADVISORY FEES
Fund	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager Emerging Markets Equity	1.20%	1.13%	1.08%	1.40%
Multi-Manager Global Listed Infrastructure*	0.80%	0.75%	0.72%	1.00%
Multi-Manager Global Real Estate	1.10%	1.03%	0.99%	1.20%
Multi-Manager International Equity	1.10%	1.03%	0.99%	1.35%
Multi-Manager Large Cap	0.90%	0.85%	0.81%	1.10%
Multi-Manager Mid Cap	0.90%	0.85%	0.81%	1.10%
Multi-Manager Small Cap	1.10%	1.03%	0.99%	1.30%
Fund	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Multi-Manager High Yield Opportunity	0.80%	0.75%	0.72%	1.00%

*	Commenced investment operations on September 18, 2012.

The reimbursements described above are contractual and are effective through July 31, 2013. NTI has agreed to increase the expense reimbursements it provides the Multi-Manager Emerging Markets Equity Fund, Multi-Manager Global Real Estate Fund, Multi-Manager Mid Cap Fund, and Multi-Manager High Yield Opportunity Fund effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Expenses paid by investors as shown in the Statements of Operations. The new contractual reimbursement arrangements are expected to continue from implementation until at least December 31, 2013. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders. The following chart illustrates the new contractual expense limitations that are scheduled to take effect on January 1, 2013, replacing the limitations in the tables above:

Fund	CONTRACTIONAL EXPENSE LIMITATIONS EFFECTIVE 1/1/2013
Multi-Manager Emerging Markets Equity	1.35%
Multi-Manager Global Real Estate	1.10%
Multi-Manager Mid Cap	1.00%
Multi-Manager High Yield Opportunity	0.90%

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, each of NTI and NTCC is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI and NTCC oversee and monitor the selection and performance of Sub-Advisers and allocate resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI and NTCC. NTI and NTCC manage the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2012, Axiom International Investors, LLC, PanAgora Asset Management, Inc., Pzena Investment Management LLC, Trilogy Global Advisors, LP and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2012, Brookfield Investment Management, Inc. and Macquarie Capital Investment Management, LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2012, CBRE Clarion Securities LLC, Cohen & Steers Capital Management, Inc. and EII Realty Securities, Inc. are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2012, Altrinsic Global Advisors, LLC, EARNEST Partners, LLC, NFJ Investment Group, LLC, Northern Cross, LLC and William Blair & Company, LLC are the Sub-Advisers for the Multi-Manager International Equity Fund.

As of September 30, 2012, Delaware Management Company, Inc., Jennison Associates, LLC, NWQ Investment Management Company, LLC and WestEnd Advisors, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2012, Geneva Capital Management Ltd., LSV Asset Management, Systematic Financial Management LP and TCW Investment Management Company are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

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As of September 30, 2012, Allianz Global Investors Capital LLC, Cardinal Capital Management LLC, Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, and Riverbridge Partners, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2012, Loomis, Sayles & Company, L.P., Neuberger Berman Fixed Income, LLC and DDJ Capital Management, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

The investment advisers are responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for each of the Funds.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of each Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Accordingly, each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment advisers and/or their affiliates on any assets invested in the Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment advisers will reimburse each Fund for advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights. The exemptive order requires the Funds’ Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$—	321,890	$—	290,398
Multi-Manager Global Listed Infrastructure*	—	50,438	—	411

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Global Real Estate	$—	501,783	$—	252,793
Multi-Manager International Equity	—	935,247	—	1,012,826
Multi-Manager Large Cap	—	578,631	—	691,869
Multi-Manager Mid Cap	—	216,918	—	333,270
Multi-Manager Small Cap	—	88,283	—	126,437
Multi-Manager High Yield Opportunity	23,842	296,380	20,174	153,473

*	Commenced investment operations on September 18, 2012.

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$287,868	$(148,652)	$139,216	$1,659,504
Multi-Manager Global Listed Infrastructure	264	(705)	(441)	65,902
Multi-Manager Global Real Estate	183,305	(5,095)	178,210	884,241
Multi-Manager International Equity	197,504	(99,361)	98,143	1,996,986
Multi-Manager Large Cap	148,253	(43,727)	104,526	891,975
Multi-Manager Mid Cap	197,799	(38,483)	159,316	773,916
Multi-Manager Small Cap	68,047	(22,338)	45,709	392,897
Multi-Manager High Yield Opportunity	42,291	(16,636)	25,655	804,984

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	11,396	$199,977	—	$—	(9,721)	$(169,529)	1,675	$30,448
Multi-Manager Global Listed Infrastructure*	5,703	56,962	—	—	—	—	5,703	56,962
Multi-Manager Global Real Estate	18,269	316,347	29	511	(3,362)	(58,818)	14,936	258,040
Multi-Manager International Equity	16,441	144,003	—	—	(28,366)	(245,879)	(11,925)	(101,876)
Multi-Manager Large Cap	7,661	72,372	24	227	(20,120)	(191,282)	(12,435)	(118,683)
Multi-Manager Mid Cap	3,089	36,542	—	—	(12,647)	(150,927)	(9,558)	(114,385)
Multi-Manager Small Cap	2,512	23,640	—	—	(6,992)	(65,988)	(4,480)	(42,348)
Multi-Manager High Yield Opportunity	21,504	224,333	474	4,945	(6,553)	(68,395)	15,425	160,883

*	Commenced investment operations on September 18, 2012.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	28,171	$564,307	12,238	$191,521	(49,792)	$(938,891)	(9,383)	$(183,063)
Multi-Manager Global Real Estate	9,769	169,789	2,377	35,279	(13,041)	(215,551)	(895)	(10,483)
Multi-Manager International Equity	62,005	573,708	293	2,334	(159,345)	(1,396,158)	(97,047)	(820,116)
Multi-Manager Large Cap	39,138	353,891	3,401	28,458	(37,917)	(343,651)	4,622	38,698
Multi-Manager Mid Cap	17,423	204,377	2,467	25,826	(24,835)	(283,783)	(4,945)	(53,580)
Multi-Manager Small Cap	11,206	111,241	4,604	38,629	(19,534)	(185,799)	(3,724)	(35,929)
Multi-Manager High Yield Opportunity	26,365	274,142	1,936	19,355	(25,600)	(261,886)	2,701	31,611

9. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2012:

Amounts in thousands		ASSETS			LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Multi-Manager Emerging Markets Equity	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	$—	*	Unrealized loss on foreign currency exchange contracts	$—	*	Citibank, Standard Chartered Bank, UBS
Multi-Manager Global Listed Infrastructure	Equity contracts	Net unrealized appreciation	—	**	Net unrealized depreciation	(12	)**	UBS
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—	*	Unrealized loss on forward foreign currency exchange contracts	(1)		Citibank, JP Morgan Chase Bank, Morgan Stanley
Multi-Manager Global Real Estate	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	22		Unrealized loss on foreign currency exchange contracts	(6)		Brown Bros.
Multi-Manager International Equity	Equity contracts	Net unrealized appreciation	—	**	Net unrealized depreciation	(353	)**	UBS
	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	221		Unrealized loss on foreign currency exchange contracts	(146)		Brown Bros., Citibank, CSFB, JP Morgan Chase Bank, Mellon Bank Morgan Stanley, State Street
Multi-Manager Large Cap	Equity contracts	Net unrealized appreciation	114	**	Net unrealized depreciation	—	**	UBS
Multi-Manager Mid Cap	Equity contracts	Net unrealized appreciation	—	**	Net unrealized depreciation	(238	)**	UBS
Multi-Manager Small Cap	Equity contracts	Net unrealized appreciation	—	**	Net unrealized depreciation	—	**	UBS

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands		ASSETS		LIABILITIES
FUND NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	COUNTERPARTY
Multi-Manager High Yield Opportunity	Foreign currency exchange contracts	Unrealized gain on foreign currency exchange contracts	$24	Unrealized loss on foreign currency exchange contracts	$(355)	Barclays, Citibank, JP Morgan Chase Bank

*	Amount rounds to less than $1.

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2012:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	$(29)
Multi-Manager Global Listed Infrastructure*	Equity contracts	Net realized gains (losses) on futures contracts	(20)
	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	(22)
Multi-Manager Global Real Estate	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	448
Multi-Manager International Equity	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	529
	Equity contracts	Net realized gains (losses) on futures contracts	907
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	360
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	518
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	239
Multi-Manager High Yield Opportunity	Foreign currency exchange contracts	Net realized gains (losses) on foreign currency transactions	580
Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$1
Multi-Manager Global Listed Infrastructure*	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(12)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1)
Multi-Manager Global Real Estate	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	26
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(364)
	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	66
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(127)
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(398)

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
FUND NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(32)
Multi-Manager High Yield Opportunity	Foreign currency exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	(123)

*	Commenced investment operations on September 18, 2012.

Volume of derivative activity for the six months ended September 30, 2012*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS**		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***
Multi-Manager Emerging Markets Equity	359	$366	—	$ —
Multi-Manager Global Listed Infrastructure****	56	164	5	540
Multi-Manager Global Real Estate	755	347	—	—
Multi-Manager International Equity	2,591	352	29	6,072
Multi-Manager Large Cap	—	—	35	3,826
Multi-Manager Mid Cap	—	—	23	4,582
Multi-Managers Small Cap	—	—	24	2,411
Multi-Manager High Yield Opportunity	70	1,251	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Foreign currency exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

****	Commenced investment operations on September 18, 2012.

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of International Financial Reporting Standards. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded, that other than the items noted in Note 4 – Bank Borrowings and Note 5 – Investment Advisory and Other Agreements, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 84), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 89), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.37%	$1,000.00	$977.50	$6.79
Hypothetical**	1.37%	$1,000.00	$1,018.20	$6.93

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE(1)

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.00%	$1,000.00	$993.00	$0.33
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.20%	$1,000.00	$1,056.00	$6.18
Hypothetical**	1.20%	$1,000.00	$1,019.05	$6.07

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

(1)	Commenced investment operations on September 18, 2012. The actual expense example is based on the period since inception; the hypothetical is based on the half-year beginning 4/1/12.

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MULTI-MANAGER FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2012 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.31%	$1,000.00	$987.00	$6.53
Hypothetical**	1.31%	$1,000.00	$1,018.50	$6.63

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.10%	$1,000.00	$995.90	$5.50
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.10%	$1,000.00	$987.90	$5.48
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.30%	$1,000.00	$1,003.10	$6.53
Hypothetical**	1.30%	$1,000.00	$1,018.55	$6.58

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2012	ENDING ACCOUNT VALUE 9/30/2012	*EXPENSES PAID 4/1/12 - 9/30/12
Actual	1.00%	$1,000.00	$1,056.20	$5.15
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

The Board of Trustees of the Multi-Manager Funds oversees the management of the Multi-Manager Funds, and reviews the investment performance and expenses of the investment funds covered by this Report at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Multi-Manager Funds with Northern Trust Company of Connecticut and Northern Trust Investments, Inc. (together, “Northern”); and (ii) the sub-advisory agreements among Northern and the sub-advisers to the Multi-Manager Funds.

Advisory Agreement Approval

At a meeting held on May 17-18, 2012 (the “Annual Contract Meeting”), the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) voting separately, considered and re-approved the Advisory Agreement. The Trustees, including a majority of the Independent Trustees voting separately, also considered and approved at the Meeting the Advisory Agreement for the new Multi-Manager Global Listed Infrastructure Fund.

The Trustees received written materials in preparation for their consideration of the Advisory Agreement and verbal presentations relating to the Advisory Agreement at the Meeting. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Multi-Manager Funds. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Multi-Manager Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Multi-Manager Funds; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; and (viii) policies adopted by Northern regarding brokerage, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees and the total expenses (after reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Multi-Manager Funds compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. In evaluating the Advisory Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. The Trustees considered, in evaluating whether to continue and approve the Advisory Agreement for the Multi-Manager Funds, that Northern engages sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They also considered that Northern provided general investment management services to the Multi-Manager Funds and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; and implementing procedures relating to the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS continued

Northern manages the cash portion of each Multi-Manager Fund in addition to providing these services.

The Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. Northern then allocates assets to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that, at the time of the Annual Contract Meeting, Northern supervised 29 sub-advisers (not including the two sub-advisers proposed for the Multi-Manager Global Listed Infrastructure Fund).

The Trustees also considered the non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates. These services include services as the Multi-Manager Funds’ custodian, transfer agent and administrator. The Trustees considered Northern’s record of communicating and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans.

The Trustees also reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, the Trustees noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers. The Trustees considered Northern’s expertise in managing multi-manager strategies, its investments in the multi-manager business, and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. The Trustees noted Northern’s and its affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to provide quality services to the Multi-Manager Funds, including the Multi-Manager Global Listed Infrastructure Fund.

Performance

The Trustees also considered the investment performance of the Multi-Manager Funds. They considered Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings. The Trustees noted that Northern had monitored closely the performance of the sub-advisers throughout the year and had replaced sub-advisers who were not performing as expected. The Trustees believed that the in-depth performance reviews of the Multi-Manager High Yield Opportunity and Multi-Manager Small Cap Funds requested by the Trustees and provided by Northern had assisted them in evaluating performance issues with respect to those Funds.

For Multi-Manager Funds that had been in existence for the applicable periods, information on the Multi-Manager Funds’ performance was provided for one, two, three, four and five years. For the Multi-Manager High Yield Opportunity and Multi-Manager Small Cap Funds, which were subject to in-depth reviews, the Trustees placed more emphasis on more recent one-year and year-to-date performance. The Trustees considered information comparing the Multi-Manager Funds to other similarly managed, unaffiliated funds as well as to each Multi-Manager Fund’s benchmark index. The Trustees believed, based on the information received, that the majority of the Multi-Manager Funds were generally competitive with their Lipper peers and that Northern was appropriately monitoring the underperforming Funds. Overall, the Trustees concluded that Northern had devoted appropriate resources to improving the Multi-Manager Funds’ performance and/or correcting underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees considered the Multi-Manager Funds’ contractual advisory fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual expense reimbursements with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into an affiliated money market fund, Northern was in each case rebating back to the investing Money Market Fund all of the advisory fees of the applicable money market fund. The Trustees also considered the additional contractual expense reimbursements that went into effect earlier in 2012. In addition, the Trustees considered the current assets in the Multi-Manager Funds; information provided by Northern relating to the cost of services to be provided by Northern and their affiliates; and the

MULTI-MANAGER FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

profits realized by them through their relationship with the Trust and on a Fund-by-Fund basis. It was noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees also reviewed projected profitability to Northern of the applicable Multi-Manager Funds before and after addition of proposed sub-advisers. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Multi-Manager Funds, the net advisory fees at current assets levels after Northern’s payment of the sub-advisory fees; the spreads between Northern’s effective fee rates and the sub-advisers’ fees; and information comparing the fee rates charged by Northern with the fee rates charged by other, unaffiliated investment managers to their clients as presented in Lipper reports. The Trustees considered that the Lipper information showed that in each case the Multi-Manager Funds’ overall expense ratios after reimbursement of expense were below their Lipper peer objective medians, although advisory fees were uniformly above their respective Lipper peer group medians. The Trustees also reviewed information comparing the advisory fee rates charged by Northern to similarly managed accounts. The Trustees discussed with Northern the differences among these accounts and the Multi-Manager Funds and Northern’s explanations for these differences. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the current Multi-Manager Funds and to be paid by the Multi-Manager Global Listed Infrastructure Fund.

Economies of Scale

The Trustees considered whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ advisory fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. In addition, the Trustees considered that the Multi-Manager Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Multi-Manager Funds’ assets grew, shareholders would receive reduced fee rates. The Trustees also noted the increased expense reimbursements made by Northern beginning earlier in 2012.

Other Benefits

The Trustees reviewed other benefits derived by Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by Northern’s affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Multi-Manager Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable in light of the services provided by Northern, their costs and profitability and that the Advisory Agreement should be re-approved, and approved in the case of the Multi-Manager Global Listed Infrastructure Fund.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the existing sub-advisers (the “Existing Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting. The Trustees, including the Independent Trustees voting separately, also considered and approved new sub-advisory agreements at the Annual Contract Meeting for three new sub-advisers, EARNEST Partners, LLC (“EARNEST”), Brookfield Investment Management Inc. (“Brookfield”) and Macquarie Capital Investment Management LLC (“MacQuarie”). EARNEST was proposed as a sub-adviser to the Multi-Manager International Equity Fund and Brookfield and Macquarie were proposed as sub-advisers to the Multi-Manager Global Listed Infrastructure Fund. The Trustees, including the Independent Trustees voting separately, also considered and approved at a meeting held on August 9, 2012, two new sub-advisers, WestEnd Advisors LLC (“WestEnd”) and DDJ Capital Management, LLC (“DDJ Capital,” and together with EARNEST, Brookfield, MacQuarie and West End, the “New Sub-Advisers”). WestEnd and DDJ Capital were proposed as sub-advisers to the Multi-Manager Large Cap Fund and Multi-Manager High Yield Opportunity Fund, respectively. The Existing Sub-Advisers and the New Sub-Advisers are referred to below together as “Sub-Advisers.”

The Trustees reviewed information and written materials from Northern and the Sub-Advisers regarding (i) the nature and

NORTHERN FUNDS SEMIANNUAL REPORT	99	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS continued

quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the Sub-Advisers’ financial conditions, history of operations and ownership structures; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Existing Sub-Advisers with respect to the applicable Fund and the performance history of the New Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s evaluations of such policies and procedures; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds; and (viii) the terms of the existing and proposed sub-advisory agreements. The Trustees also considered Northern’s explanations for why EARNEST, WestEnd and DDJ Capital were expected to improve the performance of the applicable Multi-Manager Fund. The Trustees also reviewed Northern’s proprietary method for allocating assets among the various Sub-Advisers and the proposed allocation of assets among the New Sub-Advisers and the Existing Sub-Advisers to the applicable Fund.

In evaluating the existing and proposed sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision. However, the Trustees relied upon the recommendations and evaluations of Northern with respect to each of the Sub-Advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also considered the Chief Compliance Officer’s evaluation of each Sub-Adviser’s compliance program and the recommended compliance monitoring schedule for each Sub-Adviser. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser. The Trustees also considered comparisons of the New Sub-Advisers’ fees at various asset levels of the Multi-Manager Funds and in relation to other Sub-Advisers to the Multi-Manager Funds. The Trustees also considered, where available, the Sub-Advisers’ fees in relation to their other similar institutional accounts. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern of the applicable Multi-Manager Fund before and after the addition of EARNEST, WestEnd and DDJ Capital. These comparisons showed no material changes to Northern’s profitability. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees did not consider the Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern would be paying the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. In addition, the Trustees reviewed reports prepared by Northern showing the hypothetical performance of the applicable Multi-Manager Fund over various time periods if EARNEST, WestEnd and DDJ Capital had been managing the applicable Multi-Manager Fund along with the Existing Sub-Advisers to the Multi-Manager Fund. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the Sub-Advisers out of its advisory fees. See discussion of economies of scale above.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with

MULTI-MANAGER FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2012 (UNAUDITED)

brokerage commissions paid by the Multi-Manager Funds and, in some cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements should be re-approved, and approved in the case of the New Sub-Advisers.

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NORTHERN FUNDS SEMIANNUAL REPORT	103	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND

7	NOTES TO THE FINANCIAL STATEMENTS

13	FUND EXPENSES

14	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the Northern Global Tactical Asset Allocation Fund’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Northern Global Tactical Asset Allocation Fund in the future. These statements are based on Northern Global Tactical Asset Allocation Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Global Tactical Asset Allocation Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND*
ASSETS:
Investments, at cost (1)	$44,785
Investments, at value (2)	$48,216
Dividend income receivable	10
Receivable for fund shares sold	3
Receivable from investment adviser	5
Prepaid and other assets	17
Total Assets	48,251
LIABILITIES:
Payable for fund shares redeemed	17
Payable to affiliates:
Investment advisory fees	1
Administration fees	1
Custody and accounting fees	6
Transfer agent fees	1
Trustee fees	5
Accrued other liabilities	13
Total Liabilities	44
Net Assets	$48,207
ANALYSIS OF NET ASSETS:
Capital stock	$51,096
Accumulated undistributed net investment income	69
Accumulated undistributed net realized loss	(6,389)
Net unrealized appreciation	3,431
Net Assets	$48,207
Shares Outstanding ($.0001 par value, unlimited shares authorized):	4,451
Net Asset Value, Redemption and Offering Price Per Share:	$10.83

(1)	Amount includes cost of $42,120 in affiliated funds.
(2)	Amount includes value of $45,325 in affiliated funds.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND*
INVESTMENT INCOME:
Dividend income(1)	$481
Total Investment Income	481
EXPENSES:
Investment advisory fees	53
Administration fees	32
Custody fees	18
Accounting fees	12
Transfer agent fees	21
Blue sky fees	14
SEC fees	2
Printing fees	13
Audit fees	8
Legal fees	8
Shareholder servicing fees	1
Trustee fees	5
Other	6
Total Expenses	193
Less waivers of investment advisory fees	(21)
Less expenses reimbursed by administrator	(118)
Net Expenses	54
Net Investment Income	427
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on investments(2)	1
Net change in unrealized appreciation on investments(3)	1,199
Net Gains	1,200
Net Increase in Net Assets Resulting from Operations	$1,627

(1)	Amount includes dividend income from affiliated funds of $481.
(2)	Amount includes net realized loss from affiliated funds of $(27).
(3)	Amount includes net change in unrealized appreciation from affiliated funds of $1,012.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL TACTICAL ASSET ALLOCATION FUND*

Amounts in thousands	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	FOUR MONTHS ENDED MARCH 31, 2012	FISCAL YEAR ENDED NOV. 30, 2011
OPERATIONS:
Net investment income	$427	$308	$483
Net realized gains (losses)	1	(5)	1,155
Net change in unrealized appreciation (depreciation)	1,199	1,714	(543)
Net Increase in Net Assets Resulting from Operations	1,627	2,017	1,095
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from Shares/Class A share transactions	11,787	7,074	12,489
Net decrease in net assets resulting from Class C share transactions	–	–	(4,234)
Net decrease in net assets resulting from Class D share transactions	–	–	(40)
Net Increase in Net Assets Resulting from Capital Share Transactions	11,787	7,074	8,215
DISTRIBUTIONS TO SHARES/CLASS A SHAREHOLDERS:
From net investment income	(401)	(270)	(422)
Total Distributions to Shares/Class A shareholders	(401)	(270)	(422)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–	(56)
Total Distributions to Class C shareholders	–	–	(56)
Total Increase in Net Assets	13,013	8,821	8,832
NET ASSETS:
Beginning of period	35,194	26,373	17,541
End of period	$48,207	$35,194	$26,373
Accumulated Undistributed Net Investment Income	$69	$43	$5

*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND*	SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2012 (UNAUDITED)		FOUR MONTHS ENDED MARCH 31, 2012		YEAR ENDED NOV. 30, 2011		YEAR ENDED NOV. 30, 2010(1)		YEAR ENDED NOV. 30, 2009(1)		YEAR ENDED NOV. 30, 2008(1)		YEAR ENDED NOV. 30, 2007(1)
Net Asset Value, Beginning of Period	$10.61		$9.97		$9.80		$9.33		$7.81		$12.56		$12.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.10		0.24	(2)	0.23		0.41		0.22		0.30
Net realized and unrealized gains (losses)	0.22		0.63		0.19		0.47		1.34		(2.74)		0.42
Total from Investment Operations	0.32		0.73		0.43		0.70		1.75		(2.52)		0.72
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)		(0.09)		(0.26)		(0.23)		(0.23)		(0.22)		(0.34)
From net realized gains	–		–		–		–		–		(2.01)		(0.43)
Total Distributions Paid	(0.10)		(0.09)		(0.26)		(0.23)		(0.23)		(2.23)		(0.77)
Net Asset Value, End of Period	$10.83		$10.61		$9.97		$9.80		$9.33		$7.81		$12.56
Total Return(3)	3.02%		7.42%		4.37%		7.66%		22.77%		(23.97)%		5.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$48,207		$35,194		$26,373		$13,518		$20,708		$17,426		$61,967
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.25	%(5)(6)	0.26	%(5)(6)	0.25	%(5)(6)	0.25	%(6)	0.24	%(6)	0.37	%(6)(7)	0.61%
Expenses, before waivers, reimbursements and credits	0.91	%(6)	1.01	%(6)	1.50	%(6)	1.03	%(6)	0.99	%(6)	0.77	%(6)(7)	0.82%
Net investment income, net of waivers, reimbursements and credits	2.02	%(5)	3.12	%(5)	2.58	%(2)(5)	2.49%		4.88%		2.25%		2.38%
Net investment income, before waivers, reimbursements and credits	1.36%		2.37%		1.33	%(2)	1.71%		4.13%		1.85%		2.17%
Portfolio Turnover Rate	9.07%		14.46%		76.63%		87.17%		126.86%		398.83%		147.04%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012, the four months ended March 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursement, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(7)	Expense ratios decreased from the prior year due to the Fund changing its investment strategy to an asset allocation fund.
*	Formerly the Global Tactical Asset Allocation Portfolio of the Northern Institutional Funds. See Note 1 to the Financial Statements.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION - INVESTMENT COMPANIES – 100.0%

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	26,467	$943

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	36,802	967

SPDR Gold Trust ETF*	16,805	2,891

Northern Funds – Bond Index Fund (1)	502,741	5,585

Northern Funds – Emerging Markets Equity Index Fund (1)	297,091	3,384

Northern Funds – Global Real Estate Index Fund (1)	271,154	2,392

Northern Funds – High Yield Fixed Income Fund (1)	967,886	7,211

Northern Funds – Mid Cap Index Fund (1)	90,318	1,192

Northern Institutional Funds – Diversified Assets Portfolio, 0.01%(1)	232,279	232

Northern Institutional Funds – Equity Index Portfolio (1)	833,235	11,940

Northern Institutional Funds – International Equity Index Portfolio (1)	588,023	4,722

Northern Institutional Funds – Short Bond Portfolio (1)	288,359	5,562

Northern Institutional Funds – Small Company Index Portfolio (1)	63,222	1,195
Total Investment Companies
(Cost $44,785)		48,216

Total Investments – 100.0%
(Cost $44,785)		48,216

Liabilities less Other Assets – 0.0%		(9)
NET ASSETS – 100.0%		$48,207

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, to the Northern Institutional Funds and to FlexShares Trust.

*	Non-Income Producing Security

ETF – Exchange Traded Fund

NF – Northern Funds

NIF – Northern Institutional Funds

TIPS – Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At September 30, 2012, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity – Large	24.8%	NIF Equity Index
U.S. Equity – Mid	2.5	NF Mid Cap Index
U.S. Equity – Small	2.5	NIF Small Company Index
Non U.S. Equity – Developed	9.8	NIF International Equity Index
Non U.S. Equity – Emerging Markets	7.0	NF Emerging Markets Equity Index
Global Real Estate	5.0	NF Global Real Estate Index
U.S. Bonds – High Yield	14.9	NF High Yield Fixed Income
U.S. Bonds – Intermediate	11.6	NF Bond Index
U.S. Bonds – Inflation Protected	2.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds – Short	11.5	NIF Short Bond
Gold	6.0	SPDR Gold Trust ETF
Global Natural Resources	1.9	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.5	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Fund’s investments, which are carried at fair value, as of September 30, 2012:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$48,216	$–	$–	$48,216

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 45 portfolios as of September 30, 2012, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and exchange-traded funds (“ETFs”) (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Prior to August 1, 2011, the Fund operated as the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds. The Predecessor Fund was authorized to issue three classes of shares: Class A, Class C and Class D. Each class was distinguished by the level of administrative, liaison and transfer agent services provided. The Predecessor Fund, pursuant to a Plan of Reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011, was reorganized into the Fund on August 1, 2011 (the “Reorganization”), at which time the Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the Fund’s assumption of all the liabilities of the Predecessor Fund. Upon closing of the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Fund had no net assets or operations and therefore, activity shown in the Statements of Operations and Statements of Changes in Net Assets prior to the Reorganization represents the operations and changes in net assets of the Predecessor Fund. The cost basis of the investments transferred from the Predecessor Fund was carried forward to the Fund for accounting and tax purposes.

On March 31, 2012, the Fund’s fiscal year end and tax year end changed from November 30 to March 31.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies are valued at net asset value (“NAV”). Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees, has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board of Trustees (the “Board”). NTI has established a pricing and valuation committee (the “NTGI PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. NTGI PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

NTGI PVC is responsible for making the final determination of the fair value of the security. In making its determination, NTGI PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. NTGI PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represents the 7-day yield for money market funds. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

D) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2012, the Fund did not have any such reclassifications.

E) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Fund for the four month period ended March 31, 2012. Consequently, capital losses incurred by the Fund in taxable years beginning with the taxable period ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Fund in taxable years beginning before the taxable period ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable period ended March 31, 2012 without an expiration date

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2012 (UNAUDITED)

have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2012, the capital loss carryforward for U.S. federal income tax purposes and its respective year of expiration was as follows:

Amounts in thousands	MARCH 31, 2017
Global Tactical Asset Allocation	$6,093

The Fund may offset future capital gains with this capital loss carryforward.

At March 31, 2012, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Tactical Asset Allocation	$46	$ —	$1,935

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the four months ended March 31, 2012, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$270	$ —

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2011, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$478	$ —

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended November 30, 2009 through November 30, 2011 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLANS

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. These expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2012. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2012.

4. BANK BORROWINGS

The Trust entered into a $150,000,000 senior unsecured revolving credit facility on December 1, 2011, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 8 basis points on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

At a meeting held on November 9, 2012, the Board approved an agreement that terminated, replaced and restated the Credit Facility (as so terminated, replaced and restated, the “New Credit Facility”). The New Credit Facility is anticipated to go into effect on November 29, 2012 and will expire on November 28, 2013, unless renewed.

At September 30, 2012, the Fund did not have any outstanding borrowings.

The Fund did not have any borrowings or incur any interest expense during the six months ended September 30, 2012.

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rate set forth in the following table (expressed as a percentage of the Fund’s average daily net assets). For the six months ended September 30, 2012, the investment adviser contractually agreed to waive a portion of the advisory fees as shown in the accompanying Statement of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended September 30, 2012, were as follows:

	ANNUAL ADVISORY FEE	LESS CONTRACTUAL WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

NTI has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses of the Fund so that after such reimbursement the total annual net fund operating expenses of the Fund will not exceed 0.25 percent of the average daily net assets outstanding for the Fund. NTI will first waive advisory fees payable and then reimburse other operating expenses of the Fund to the extent the amount of difference between the Fund’s operating expenses and the expense limit exceeds the advisory fees payable by the Fund. The advisory fees waived under this agreement are included in Less waivers of investment advisory fees as a reduction to Total Expenses on the Statement of Operations. The expenses reimbursed under this agreement are included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses on the Statement of Operations. The contractual waiver and reimbursement arrangements are expected to continue until at least July 31, 2013. The contractual waiver and reimbursement arrangements will continue automatically for periods of one year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.10 percent of the average daily net assets outstanding for the Fund.

For compensation as administrator, NTI is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15 percent of the Fund’s average daily net assets.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Fund and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). Accordingly, the Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse the Fund for

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2012 (UNAUDITED)

advisory fees otherwise payable by the Fund on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights. The exemptive order requires the Fund’s Board to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$15,494	$ —	$3,829

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2012, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$3,040	$ —	$3,040	$45,176

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Shares	1,397	$14,536	31	$317	(293)	$(3,066)	1,135	$11,787

Transactions in capital shares for the four months ended March 31, 2012, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Shares	1,104	$11,377	22	$222	(455)	$(4,525)	671	$7,074

Transactions in capital shares for the fiscal year ended November 30, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Shares/Class A	1,557	$15,392	40	$401	(330)	$(3,304)	1,267	$12,489
Class C	24	253	6	56	(437)	(4,543)	(407)	(4,234)
Class D	—	—	—	—	(4)	(40)	(4)	(40)

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

9. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended September 30, 2012, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
FlexShares Morningstar Global Upstream Natural Resources Index Fund	$690	$310	$(78)	$(6)	$—	$943
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	698	289	(42)	—	7	967
Northern Funds — Bond Index Fund	4,749	1,722	(996)	29	67	5,585
Northern Funds — Emerging Markets Equity Index Fund	2,463	1,156	(239)	(32)	—	3,384
Northern Funds — Global Real Estate Index Fund	1,055	1,301	(100)	(1)	30	2,392
Northern Funds — High Yield Fixed Income Fund	4,573	2,714	(228)	(6)	223	7,211
Northern Funds — Mid Cap Index Fund	879	354	(60)	(1)	—	1,192
Northern Institutional Funds — Diversified Assets Portfolio	102	6,374	(6,244)	—	—	232
Northern Institutional Funds — Equity Index Portfolio	8,795	3,126	(358)	14	117	11,940
Northern Institutional Funds — International Equity Index Portfolio	3,518	1,521	(375)	(37)	—	4,722
Northern Institutional Funds — Short Bond Portfolio	4,749	1,670	(904)	13	37	5,562
Northern Institutional Funds — Small Company Index Portfolio	879	356	(79)	—	—	1,195
	$33,150	$20,893	$(9,703)	$(27)	$481	$45,325

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued and has concluded that, other than the item noted in Note 4 – Bank Borrowings, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2012 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/12 - 9/30/12” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/12	ENDING ACCOUNT VALUE 9/30/12	EXPENSES PAID* 4/1/12 - 9/30/12
Actual	0.25%	$1,000.00	$1,030.20	$1.27
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2012. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Advisory Agreement was re-approved with respect to the Fund by the Board of Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 17-18, 2012 (the “Annual Contract Meeting”).

The Trustees received written materials and verbal presentations relating to the Advisory Agreement in preparation for their consideration of the Advisory Agreement. The Trustees also received written and verbal reports at the Meeting from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of Northern present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of Northern, its services and the Fund. The Trustees received materials relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Fund invests; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes; (v) the fee charged to and expenses borne by the Fund; (vi) Northern’s profitability and costs; (vii) the qualifications of Northern and its affiliates to provide services to the Fund; and (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Advisory Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses (after reimbursements) borne by the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Fund compared to the investment advisory fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Fund and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund, including reports on soft dollar usage and best execution. In evaluating the Advisory Agreement for the Fund, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Fund by Northern and its affiliates. These services include serving as the Fund’s custodian, transfer agent, and administrator. The Trustees also considered Northern’s record of communicating with and servicing shareholders. The Trustees considered the quality of the services provided, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also took into account information provided to them at their regular meetings regarding Northern’s strategic plans, as well as steps taken to recruit and retain portfolio management and other personnel during the year. The Trustees considered Northern’s policies and philosophy on investment by portfolio managers in the Funds that they manage. The Trustees also reviewed Northern’s and its affiliates’ efforts during the past year to continue to refine their risk management processes and their regular reporting on risk management to the Trustees. The Trustees also noted Northern’s enhancements to the equity trading and compliance systems, as well as other investments in technology. The Trustees also considered Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of internal audit in reviewing operations

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GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2012 (UNAUDITED)

related to the Fund. The Trustees noted Northern’s and its affiliates’ overall strong financial position and stability. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to provide quality services to the Fund.

Performance

The Trustees also considered the investment performance of the Fund. In this regard, the Trustees considered whether the Fund had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees also considered the Fund’s unique structure as a “fund of funds.” They also compared the investment performance of the Fund to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, although the Trustees focused primarily on performance since April 2008, which is when the Fund changed its investment objective and strategies to become a “fund of funds.” The Trustees also considered the Fund’s investment performance in light of the investment benchmark and objective and the investor base the Fund is intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund. The Trustees believed, based upon the information provided, that the Fund’s performance had improved. Overall, the Trustees concluded that Northern had devoted appropriate resources over the years to improving the investment performance of the Fund.

Fee Rates, Cost of Services and Profitability

The Trustees also considered the Fund’s contractual advisory fee rate; the Fund’s total operating expense ratio; Northern’s contractual fee waivers and expense reimbursements with respect to the Fund; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. Based on the information provided to them from Northern, the Trustees, including a majority of the Independent Trustees, determined that the services provided under the Advisory Agreement by Northern were in addition to, rather than duplicative of services that, Northern provided to the affiliated mutual funds in which the Fund invested. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees of the affiliated money market fund in which Fund swept uninvested cash. In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates and the profits realized by them through their relationship with the Fund and the Trust overall. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Trustees recognized that it was not necessarily meaningful to make comparisons of profitability on a fund-by-fund basis; therefore, they generally focused more on the profitability of Northern’s and its affiliates’ relationships with the Trust overall. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology. The Trustees concluded that Northern’s profitability was not unreasonable based on the services provided.

The Trustees reviewed information on the services rendered by Northern to the Fund, the fee rate paid by the Fund under the Advisory Agreement and the Fund’s total operating expense ratio compared to similar information for other mutual funds advised by Northern and other, unaffiliated investment management firms. Many of the comparisons of the Fund’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Fund’s contractual advisory fee rate and the total operating expense ratio after waiver of advisory fees and reimbursement of expenses were below its Lipper peer group median and Lipper peer objective median, respectively. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Fund.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Fund may be sharing in economies of scale through the level at which the Fund’s advisory fees are set and through Northern’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Fund to specific levels.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invested. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company.

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APPROVAL OF ADVISORY AGREEMENT continued	SEPTEMBER 30, 2012 (UNAUDITED)

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Fund that the fees paid by the Fund were reasonable in light of the services provided by Northern, its actual costs and the Fund’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ Web site at northernfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 7, 2012

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 7, 2012

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